UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10183

MET INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Peter H. Duffy Chief Financial Officer and Treasurer Met Investors Series Trust One Financial Center Boston, Massachusetts 02111	David C. Mahaffey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code: (617) 578-3408

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 to September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Met Investors Series Trust
Schedule of Investments

September 30, 2014

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio	MIST-1
Allianz Global Investors Dynamic Multi-Asset Plus Portfolio	MIST-27
American Funds Balanced Allocation Portfolio	MIST-30
American Funds Growth Allocation Portfolio	MIST-31
American Funds Growth Portfolio	MIST-32
American Funds Moderate Allocation Portfolio	MIST-33
AQR Global Risk Balanced Portfolio	MIST-34
BlackRock Global Tactical Strategies Portfolio	MIST-39
BlackRock High Yield Portfolio	MIST-42
Clarion Global Real Estate Portfolio	MIST-64
ClearBridge Aggressive Growth Portfolio	MIST-67
Goldman Sachs Mid Cap Value Portfolio	MIST-70
Harris Oakmark International Portfolio	MIST-73
Invesco Balanced-Risk Allocation Portfolio	MIST-76
Invesco Comstock Portfolio	MIST-80
Invesco Mid Cap Value Portfolio	MIST-84
Invesco Small Cap Growth Portfolio	MIST-87
JPMorgan Core Bond Portfolio	MIST-90
JPMorgan Global Active Allocation Portfolio	MIST-110
JPMorgan Small Cap Value Portfolio	MIST-140
Loomis Sayles Global Markets Portfolio	MIST-147
Lord Abbett Bond Debenture Portfolio	MIST-159
Met/Artisan International Portfolio	MIST-177
Met/Eaton Vance Floating Rate Portfolio	MIST-180
Met/Franklin Low Duration Total Return Portfolio	MIST-193
Met/Templeton International Bond Portfolio	MIST-213
MetLife Asset Allocation 100 Portfolio	MIST-224
MetLife Balanced Plus Portfolio	MIST-226
MetLife Multi-Index Targeted Risk Portfolio	MIST-231
MFS® Emerging Markets Equity Portfolio	MIST-233
MFS® Research International Portfolio	MIST-237
Morgan Stanley Mid Cap Growth Portfolio	MIST-241
Oppenheimer Global Equity Portfolio	MIST-246
PanAgora Global Diversified Risk Portfolio	MIST-249
PIMCO Inflation Protected Bond Portfolio	MIST-252
PIMCO Total Return Portfolio	MIST-265
Pioneer Fund Portfolio	MIST-293
Pioneer Strategic Income Portfolio	MIST-297
Pyramis® Government Income Portfolio	MIST-322
Pyramis® Managed Risk Portfolio	MIST-329
Schroders Global Multi-Asset Portfolio	MIST-331
SSgA Growth and Income ETF Portfolio	MIST-353
SSgA Growth ETF Portfolio	MIST-355
T. Rowe Price Large Cap Value Portfolio	MIST-357
T. Rowe Price Mid Cap Growth Portfolio	MIST-360
Third Avenue Small Cap Value Portfolio	MIST-365
WMC Large Cap Research Portfolio	MIST-368
Notes to Schedule of Investments	MIST-373

Not all Portfolios are available under every product.

Refer to your prospectus for information on the portfolios that are available.

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—45.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Airbus Group NV	56,150	$3,524,535
BAE Systems plc	304,159	2,324,161
Boeing Co. (The)	37,825	4,818,148
Cobham plc	102,833	482,635
Finmeccanica S.p.A. (a)	38,585	375,281
General Dynamics Corp.	17,930	2,278,724
Honeywell International, Inc.	44,160	4,112,179
L-3 Communications Holdings, Inc.	4,885	580,924
Lockheed Martin Corp.	15,245	2,786,481
Meggitt plc	75,859	554,619
Northrop Grumman Corp.	11,725	1,544,886
Precision Castparts Corp.	8,125	1,924,650
Raytheon Co.	17,515	1,779,874
Rockwell Collins, Inc.	7,635	599,348
Rolls-Royce Holdings plc (a)	179,728	2,785,855
Safran S.A.	25,923	1,678,401
Singapore Technologies Engineering, Ltd.	147,900	422,545
Textron, Inc.	15,680	564,323
Thales S.A.	8,850	471,243
United Technologies Corp.	47,925	5,060,880
Zodiac Aerospace	17,774	566,791

		39,236,483

Air Freight & Logistics—0.2%
Bollore S.A.	520	294,658
C.H. Robinson Worldwide, Inc. (b)	8,260	547,803
Deutsche Post AG	92,450	2,956,568
Expeditors International of Washington, Inc.	10,905	442,525
FedEx Corp.	15,010	2,423,365
Royal Mail plc	62,033	394,365
TNT Express NV	41,566	261,522
Toll Holdings, Ltd. (b)	64,954	319,548
United Parcel Service, Inc. - Class B	39,700	3,902,113
Yamato Holdings Co., Ltd. (b)	34,793	648,078

		12,190,545

Airlines—0.1%
ANA Holdings, Inc.	110,656	257,520
Cathay Pacific Airways, Ltd.	112,200	206,956
Delta Air Lines, Inc.	47,451	1,715,354
Deutsche Lufthansa AG	21,980	347,120
easyJet plc (b)	15,123	346,726
International Consolidated Airlines Group S.A. - Class DI (a)	96,468	569,628
Japan Airlines Co., Ltd.	11,432	312,865
Qantas Airways, Ltd. (a)	100,738	122,039
Ryanair Holdings plc (ADR) (a)	2,230	125,839
Singapore Airlines, Ltd.	51,200	395,383
Southwest Airlines Co.	38,585	1,303,015

		5,702,445

Auto Components—0.4%
Aisin Seiki Co., Ltd.	18,307	658,898
BorgWarner, Inc.	12,840	675,512
Bridgestone Corp.	62,194	2,058,692

Auto Components—(Continued)
Cie Generale des Etablissements Michelin	17,759	1,669,960
Continental AG	10,515	1,999,308
Delphi Automotive plc	16,921	1,037,934
Denso Corp.	46,557	2,148,213
GKN plc	156,357	802,850
Goodyear Tire & Rubber Co. (The)	15,490	349,842
Johnson Controls, Inc.	37,545	1,651,980
Koito Manufacturing Co., Ltd.	9,781	265,936
NGK Spark Plug Co., Ltd.	17,000	501,214
NHK Spring Co., Ltd.	15,100	148,165
NOK Corp.	9,147	210,092
Nokian Renkaat Oyj (b)	10,923	328,371
Pirelli & C S.p.A.	22,590	311,880
Stanley Electric Co., Ltd.	13,644	295,361
Sumitomo Electric Industries, Ltd.	72,061	1,065,973
Sumitomo Rubber Industries, Ltd.	16,301	231,481
Toyoda Gosei Co., Ltd.	6,245	121,942
Toyota Industries Corp.	15,624	755,674
Valeo S.A.	7,238	802,809
Yokohama Rubber Co., Ltd. (The)	19,000	164,554

		18,256,641

Automobiles—1.0%
Bayerische Motoren Werke (BMW) AG	31,648	3,397,942
Daihatsu Motor Co., Ltd. (b)	18,533	293,381
Daimler AG	92,028	7,058,483
Fiat S.p.A. (a) (b)	83,470	804,966
Ford Motor Co.	218,595	3,233,020
Fuji Heavy Industries, Ltd.	56,012	1,854,236
General Motors Co.	75,913	2,424,661
Harley-Davidson, Inc.	12,275	714,405
Honda Motor Co., Ltd.	155,896	5,407,247
Isuzu Motors, Ltd.	56,277	796,094
Mazda Motor Corp.	51,500	1,292,662
Mitsubishi Motors Corp.	61,400	745,855
Nissan Motor Co., Ltd.	237,649	2,318,727
Peugeot S.A. (a)	48,693	622,279
Renault S.A.	18,382	1,326,811
Suzuki Motor Corp.	34,894	1,157,886
Toyota Motor Corp.	263,710	15,497,433
Volkswagen AG	2,836	588,426
Yamaha Motor Co., Ltd.	25,066	490,854

		50,025,368

Banks—4.5%
Aozora Bank, Ltd.	109,635	370,342
Australia & New Zealand Banking Group, Ltd.	262,291	7,087,168
Banca Monte dei Paschi di Siena S.p.A. (a)	9,491	12,442
Banco Bilbao Vizcaya Argentaria S.A.	563,885	6,754,091
Banco Comercial Portugues S.A. - Class R (a)	3,383,314	436,282
Banco de Sabadell S.A. (b)	325,364	954,739
Banco Espirito Santo S.A. (a) (c)	169,954	0
Banco Popolare SC (a)	32,817	476,519
Banco Popular Espanol S.A.	167,319	1,018,053
Banco Santander S.A.	1,128,558	10,796,633

MIST-1

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Bank Hapoalim B.M.	100,592	$567,078
Bank Leumi Le-Israel B.M. (a)	126,762	513,589
Bank of America Corp.	592,708	10,105,671
Bank of East Asia, Ltd.	120,200	488,732
Bank of Ireland (a)	2,320,045	908,846
Bank of Kyoto, Ltd. (The) (b)	32,632	271,279
Bank of Queensland, Ltd.	34,389	348,755
Bank of Yokohama, Ltd. (The)	111,009	611,067
Bankia S.A. (a)	440,346	815,734
Barclays plc	1,562,879	5,757,505
BB&T Corp.	40,545	1,508,679
Bendigo and Adelaide Bank, Ltd.	41,473	431,233
BNP Paribas S.A.	101,165	6,689,884
BOC Hong Kong Holdings, Ltd.	353,500	1,127,875
CaixaBank S.A.	167,350	1,010,424
Chiba Bank, Ltd. (The)	70,833	493,268
Chugoku Bank, Ltd. (The)	15,798	232,200
Citigroup, Inc.	170,871	8,854,535
Comerica, Inc.	10,155	506,328
Commerzbank AG (a)	92,595	1,379,076
Commonwealth Bank of Australia	154,074	10,117,258
Credit Agricole S.A.	98,588	1,481,292
Danske Bank A/S	62,690	1,698,947
DBS Group Holdings, Ltd.	164,100	2,365,924
DNB ASA	93,449	1,747,658
Erste Group Bank AG	26,703	608,706
Fifth Third Bancorp	46,935	939,639
Fukuoka Financial Group, Inc.	73,326	349,971
Gunma Bank, Ltd. (The)	36,171	208,607
Hachijuni Bank, Ltd. (The)	39,338	236,559
Hang Seng Bank, Ltd.	73,100	1,175,171
Hiroshima Bank, Ltd. (The)	47,340	232,287
Hokuhoku Financial Group, Inc.	116,000	227,108
HSBC Holdings plc	1,800,015	18,319,390
Huntington Bancshares, Inc.	45,955	447,142
ING Groep NV (a)	367,086	5,221,354
Intesa Sanpaolo S.p.A.	1,111,760	3,362,694
Intesa Sanpaolo S.p.A. - Risparmio Shares	89,130	238,219
Iyo Bank, Ltd. (The)	23,000	232,994
Joyo Bank, Ltd. (The) (b)	63,592	312,442
JPMorgan Chase & Co.	212,000	12,770,880
KBC Groep NV (a)	23,941	1,263,847
KeyCorp	49,420	658,769
Lloyds Banking Group plc (a)	5,457,430	6,762,409
M&T Bank Corp. (b)	7,495	924,059
Mitsubishi UFJ Financial Group, Inc.	1,218,380	6,896,680
Mizrahi Tefahot Bank, Ltd.	13,163	157,371
Mizuho Financial Group, Inc.	2,199,960	3,931,810
National Australia Bank, Ltd.	224,981	6,382,519
Natixis	88,379	607,870
Nordea Bank AB	290,331	3,761,464
Oversea-Chinese Banking Corp., Ltd.	246,200	1,877,423
PNC Financial Services Group, Inc. (The)	30,435	2,604,627
Raiffeisen Bank International AG	11,184	241,757
Regions Financial Corp.	77,615	779,255
Resona Holdings, Inc.	211,026	1,190,971
Royal Bank of Scotland Group plc (a)	237,224	1,414,017

Banks—(Continued)
Seven Bank, Ltd.	56,917	232,129
Shinsei Bank, Ltd.	157,300	337,371
Shizuoka Bank, Ltd. (The) (b)	50,824	523,650
Skandinaviska Enskilda Banken AB - Class A	145,198	1,928,803
Societe Generale S.A.	68,710	3,492,439
Standard Chartered plc	232,019	4,274,230
Sumitomo Mitsui Financial Group, Inc. (b)	121,650	4,964,250
Sumitomo Mitsui Trust Holdings, Inc.	317,090	1,321,214
SunTrust Banks, Inc.	29,900	1,137,097
Suruga Bank, Ltd.	17,000	339,088
Svenska Handelsbanken AB - A Shares	47,708	2,233,044
Swedbank AB - A Shares	86,561	2,168,634
U.S. Bancorp	101,535	4,247,209
UniCredit S.p.A.	421,931	3,304,147
Unione di Banche Italiane SCPA (b)	81,676	680,762
United Overseas Bank, Ltd.	121,400	2,127,221
Wells Fargo & Co. (d)	267,710	13,886,118
Westpac Banking Corp.	297,174	8,325,384
Yamaguchi Financial Group, Inc. (b)	20,000	189,064
Zions Bancorporation	11,360	330,122

		228,319,093

Beverages—1.0%
Anheuser-Busch InBev NV	76,844	8,524,266
Asahi Group Holdings, Ltd.	36,963	1,070,036
Brown-Forman Corp. - Class B	8,927	805,394
Carlsberg A/S - Class B	10,248	909,129
Coca-Cola Amatil, Ltd. (b)	54,602	418,832
Coca-Cola Co. (The) (d)	222,510	9,492,277
Coca-Cola Enterprises, Inc.	12,690	562,928
Coca-Cola HBC AG (a)	19,105	412,012
Constellation Brands, Inc. - Class A (a)	9,475	825,841
Diageo plc	240,039	6,940,482
Dr Pepper Snapple Group, Inc.	10,940	703,551
Heineken Holding NV (b)	9,688	639,860
Heineken NV	22,038	1,645,870
Kirin Holdings Co., Ltd.	78,148	1,038,662
Molson Coors Brewing Co. - Class B	9,005	670,332
Monster Beverage Corp. (a)	8,080	740,694
PepsiCo, Inc.	84,925	7,905,668
Pernod-Ricard S.A.	20,296	2,293,978
Remy Cointreau S.A. (b)	2,315	166,649
SABMiller plc	92,110	5,118,397
Suntory Beverage & Food, Ltd.	13,397	475,427
Treasury Wine Estates, Ltd.	61,864	229,332

		51,589,617

Biotechnology—0.7%
Actelion, Ltd. (a)	9,802	1,149,209
Alexion Pharmaceuticals, Inc. (a)	11,200	1,857,184
Amgen, Inc.	42,883	6,023,346
Biogen Idec, Inc. (a)	13,330	4,409,697
Celgene Corp. (a)	45,040	4,268,891
CSL, Ltd.	46,257	2,997,964
Gilead Sciences, Inc. (a)	85,220	9,071,669
Grifols S.A.	14,312	582,193

MIST-2

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Regeneron Pharmaceuticals, Inc. (a)	4,241	$1,528,966
Vertex Pharmaceuticals, Inc. (a)	13,467	1,512,479

		33,401,598

Building Products—0.2%
Allegion plc	5,401	257,304
Asahi Glass Co., Ltd.	95,533	518,317
Assa Abloy AB - Class B	31,953	1,638,581
Cie de St-Gobain	42,453	1,933,620
Daikin Industries, Ltd.	22,491	1,395,755
Geberit AG	3,620	1,166,136
LIXIL Group Corp. (b)	25,429	543,733
Masco Corp.	20,075	480,194
TOTO, Ltd. (b)	27,000	297,133

		8,230,773

Capital Markets—0.9%
3i Group plc	92,636	573,109
Aberdeen Asset Management plc	87,539	565,268
Affiliated Managers Group, Inc. (a)	3,205	642,154
Ameriprise Financial, Inc.	10,615	1,309,679
Bank of New York Mellon Corp. (The)	63,785	2,470,393
BlackRock, Inc.	7,110	2,334,355
Charles Schwab Corp. (The)	64,645	1,899,917
Credit Suisse Group AG (a)	144,935	3,995,496
Daiwa Securities Group, Inc. (b)	158,135	1,253,983
Deutsche Bank AG	124,513	4,367,383
E*Trade Financial Corp. (a)	16,215	366,297
Franklin Resources, Inc.	22,141	1,209,120
Goldman Sachs Group, Inc. (The)	23,150	4,249,645
Hargreaves Lansdown plc (b)	22,669	345,166
ICAP plc (b)	52,491	328,197
Invesco, Ltd.	24,320	960,154
Investec plc	52,368	439,419
Julius Baer Group, Ltd. (a)	21,452	957,107
Legg Mason, Inc.	5,730	293,147
Macquarie Group, Ltd.	27,637	1,390,385
Mediobanca S.p.A. (a)	57,616	491,380
Morgan Stanley	86,260	2,982,008
Nomura Holdings, Inc.	347,026	2,059,246
Northern Trust Corp.	12,490	849,695
Partners Group Holding AG	1,672	440,372
SBI Holdings, Inc.	19,318	216,583
Schroders plc	11,882	458,172
State Street Corp.	23,890	1,758,543
T. Rowe Price Group, Inc.	14,790	1,159,536
UBS AG (a)	348,908	6,053,594

		46,419,503

Chemicals—1.3%
Air Liquide S.A.	32,897	3,999,546
Air Products & Chemicals, Inc.	10,845	1,411,802
Air Water, Inc.	13,767	204,999
Airgas, Inc.	3,760	416,044
Akzo Nobel NV	22,931	1,562,168
Arkema S.A.	5,401	359,641

Chemicals—(Continued)
Asahi Kasei Corp.	120,475	978,923
BASF SE	87,792	8,052,309
CF Industries Holdings, Inc.	2,860	798,569
Croda International plc	13,047	432,640
Daicel Corp.	25,442	273,548
Dow Chemical Co. (The)	63,240	3,316,306
E.I. du Pont de Nemours & Co.	51,555	3,699,587
Eastman Chemical Co.	8,380	677,858
Ecolab, Inc.	15,245	1,750,583
EMS-Chemie Holding AG	784	324,748
FMC Corp.	7,440	425,494
Givaudan S.A. (a)	885	1,410,203
Hitachi Chemical Co., Ltd.	9,988	176,072
Incitec Pivot, Ltd.	155,286	366,694
International Flavors & Fragrances, Inc.	4,585	439,610
Israel Chemicals, Ltd.	42,467	305,447
Israel Corp., Ltd. (The) (a)	264	148,212
Johnson Matthey plc	19,629	923,605
JSR Corp. (b)	17,020	297,115
K&S AG	16,546	470,203
Kaneka Corp.	25,974	145,247
Kansai Paint Co., Ltd.	22,548	337,002
Koninklijke DSM NV	16,475	1,014,900
Kuraray Co., Ltd.	33,005	387,323
Lanxess AG	8,748	483,660
Linde AG	17,745	3,409,890
LyondellBasell Industries NV - Class A	23,971	2,604,689
Mitsubishi Chemical Holdings Corp.	129,132	635,840
Mitsubishi Gas Chemical Co., Inc. (b)	36,159	230,620
Mitsui Chemicals, Inc. (a)	78,044	217,235
Monsanto Co.	29,580	3,328,046
Mosaic Co. (The)	17,880	794,051
Nippon Paint Co., Ltd. (b)	16,000	360,470
Nitto Denko Corp.	14,970	821,792
Novozymes A/S - B Shares	22,879	990,653
Orica, Ltd. (b)	35,454	583,918
PPG Industries, Inc.	7,845	1,543,425
Praxair, Inc.	16,525	2,131,725
Sherwin-Williams Co. (The)	4,760	1,042,392
Shin-Etsu Chemical Co., Ltd.	39,289	2,570,171
Sigma-Aldrich Corp.	6,685	909,227
Sika AG	207	714,914
Solvay S.A.	5,685	871,550
Sumitomo Chemical Co., Ltd.	141,637	505,338
Syngenta AG	8,902	2,825,547
Taiyo Nippon Sanso Corp. (b)	22,268	196,439
Teijin, Ltd.	88,665	214,313
Toray Industries, Inc.	139,548	923,084
Umicore S.A. (b)	10,323	450,655
Yara International ASA	17,367	870,647

		65,336,689

Commercial Services & Supplies—0.2%
ADT Corp. (The) (b)	9,722	344,742
Aggreko plc	24,440	610,951
Babcock International Group plc	47,919	844,047

MIST-3

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Brambles, Ltd.	148,849	$1,237,121
Cintas Corp.	5,430	383,304
Dai Nippon Printing Co., Ltd. (b)	52,963	531,454
Edenred	19,744	486,511
G4S plc	147,932	599,863
Park24 Co., Ltd.	9,380	149,740
Pitney Bowes, Inc.	11,410	285,136
Republic Services, Inc.	14,185	553,499
Secom Co., Ltd. (b)	20,129	1,200,155
Securitas AB - B Shares	29,854	331,414
Societe BIC S.A.	2,730	351,191
Stericycle, Inc. (a)	4,815	561,236
Toppan Printing Co., Ltd. (b)	52,929	380,687
Tyco International, Ltd.	24,925	1,110,907
Waste Management, Inc.	24,435	1,161,396

		11,123,354

Communications Equipment—0.5%
Alcatel-Lucent (a) (b)	266,039	821,607
Cisco Systems, Inc. (d)	287,400	7,233,858
F5 Networks, Inc. (a)	4,185	496,927
Harris Corp.	5,890	391,096
Juniper Networks, Inc.	22,620	501,033
Motorola Solutions, Inc.	12,400	784,672
Nokia Oyj	357,959	3,044,293
QUALCOMM, Inc.	94,505	7,066,139
Telefonaktiebolaget LM Ericsson - B Shares	290,888	3,671,666

		24,011,291

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	16,767	639,978
Bouygues S.A.	19,368	623,564
Chiyoda Corp. (b)	15,000	165,753
Ferrovial S.A.	38,699	747,551
Fluor Corp.	8,895	594,097
Hochtief AG	2,208	151,697
Jacobs Engineering Group, Inc. (a)	7,450	363,709
JGC Corp.	20,182	551,306
Kajima Corp. (b)	80,151	383,925
Koninklijke Boskalis Westminster NV	8,282	463,367
Leighton Holdings, Ltd.	9,707	163,560
Obayashi Corp. (b)	61,450	421,152
OCI (a) (b)	8,057	248,263
Quanta Services, Inc. (a)	12,185	442,194
Shimizu Corp. (b)	56,178	443,443
Skanska AB - B Shares	36,444	750,692
Taisei Corp. (b)	97,221	549,118
Vinci S.A.	46,174	2,673,464

		10,376,833

Construction Materials—0.2%
Boral, Ltd.	74,246	321,461
CRH plc	59,277	1,347,237
CRH plc	10,900	247,776

Construction Materials—(Continued)
Fletcher Building, Ltd.	65,581	447,965
HeidelbergCement AG	13,472	890,186
Holcim, Ltd. (a)	21,888	1,588,207
Imerys S.A.	3,316	243,931
James Hardie Industries plc	42,274	443,369
Lafarge S.A.	17,860	1,282,210
Martin Marietta Materials, Inc.	3,512	452,837
Taiheiyo Cement Corp. (b)	112,000	420,838
Vulcan Materials Co.	7,350	442,691

		8,128,708

Consumer Finance—0.2%
Acom Co., Ltd. (a) (b)	38,140	127,255
AEON Financial Service Co., Ltd. (b)	10,805	232,116
American Express Co.	50,780	4,445,281
Capital One Financial Corp.	31,665	2,584,497
Credit Saison Co., Ltd.	14,215	274,335
Discover Financial Services	25,985	1,673,174
Navient Corp.	23,635	418,576

		9,755,234

Containers & Packaging—0.1%
Amcor, Ltd.	115,048	1,142,066
Avery Dennison Corp.	5,200	232,180
Ball Corp.	7,770	491,608
Bemis Co., Inc.	5,560	211,391
MeadWestvaco Corp.	9,400	384,836
Owens-Illinois, Inc. (a)	9,270	241,484
Rexam plc	67,096	534,768
Sealed Air Corp.	11,895	414,898
Toyo Seikan Group Holdings, Ltd.	15,596	193,493

		3,846,724

Distributors—0.0%
Genuine Parts Co.	8,615	755,622
Jardine Cycle & Carriage, Ltd.	10,200	343,136

		1,098,758

Diversified Consumer Services—0.0%
Benesse Holdings, Inc. (b)	6,354	208,647
H&R Block, Inc.	15,455	479,259

		687,906

Diversified Financial Services—0.6%
ASX, Ltd.	18,608	582,858
Berkshire Hathaway, Inc. - Class B (a) (d)	102,820	14,203,555
CME Group, Inc.	17,785	1,422,000
Deutsche Boerse AG	18,469	1,246,909
Eurazeo S.A.	3,753	270,039
Exor S.p.A.	9,453	365,362
First Pacific Co., Ltd.	224,500	232,117
Groupe Bruxelles Lambert S.A.	7,745	708,163
Hong Kong Exchanges and Clearing, Ltd.	105,500	2,276,084
Industrivarden AB - C Shares	11,921	207,562
Intercontinental Exchange, Inc.	6,436	1,255,342

MIST-4

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Investment AB Kinnevik - B Shares	22,501	$812,484
Investor AB - B Shares	43,557	1,532,305
Japan Exchange Group, Inc. (b)	24,929	592,420
Leucadia National Corp.	17,775	423,756
London Stock Exchange Group plc	16,856	509,503
McGraw Hill Financial, Inc.	15,315	1,293,352
Mitsubishi UFJ Lease & Finance Co., Ltd.	47,090	246,299
Moody’s Corp.	10,525	994,612
NASDAQ OMX Group, Inc. (The)	6,570	278,699
ORIX Corp.	125,380	1,731,535
Pargesa Holding S.A.	2,953	234,558
Singapore Exchange, Ltd.	76,600	433,175
Wendel S.A.	3,020	341,373

		32,194,062

Diversified Telecommunication Services—1.2%
AT&T, Inc. (d)	292,251	10,298,925
Belgacom S.A. (b)	14,555	506,522
Bezeq The Israeli Telecommunication Corp., Ltd.	182,189	314,647
BT Group plc	756,125	4,631,619
CenturyLink, Inc.	32,050	1,310,524
Deutsche Telekom AG	297,821	4,498,703
Elisa Oyj	13,654	361,360
Frontier Communications Corp. (b)	56,465	367,587
HKT Trust / HKT, Ltd.	210,500	254,250
Iliad S.A.	2,501	525,017
Inmarsat plc	40,708	461,050
Koninklijke KPN NV (a)	305,351	974,773
Nippon Telegraph & Telephone Corp.	35,914	2,235,153
Orange S.A.	177,233	2,655,159
PCCW, Ltd.	381,700	240,474
Singapore Telecommunications, Ltd.	761,400	2,286,472
Spark New Zealand, Ltd.	173,913	403,381
Swisscom AG	2,232	1,267,991
TDC A/S	77,418	586,138
Telecom Italia S.p.A. (a)	959,408	1,096,071
Telecom Italia S.p.A. - Risparmio Shares	574,543	509,198
Telefonica Deutschland Holding AG (a) (b)	26,247	137,244
Telefonica S.A.	391,502	6,049,403
Telekom Austria AG (b)	21,195	190,999
Telenor ASA	72,482	1,590,498
TeliaSonera AB	227,062	1,567,036
Telstra Corp., Ltd.	416,273	1,925,815
TPG Telecom, Ltd.	26,556	158,373
Verizon Communications, Inc. (d)	233,620	11,678,664
Vivendi S.A. (a)	115,240	2,777,247
Windstream Holdings, Inc.	33,950	365,981
Ziggo NV (a)	14,324	668,752

		62,895,026

Electric Utilities—0.7%
American Electric Power Co., Inc.	27,550	1,438,385
AusNet Services	160,953	191,848
Cheung Kong Infrastructure Holdings, Ltd.	57,400	403,446
Chubu Electric Power Co., Inc. (a)	61,537	706,791

Electric Utilities—(Continued)
Chugoku Electric Power Co., Inc. (The)	28,334	363,871
CLP Holdings, Ltd.	180,982	1,450,247
Contact Energy, Ltd.	34,436	160,728
Duke Energy Corp.	39,815	2,976,968
Edison International	18,345	1,025,852
EDP - Energias de Portugal S.A.	221,352	963,014
Electricite de France S.A.	23,181	760,246
Enel S.p.A.	629,163	3,319,583
Entergy Corp.	10,125	782,966
Exelon Corp.	48,424	1,650,774
FirstEnergy Corp.	23,625	793,091
Fortum Oyj (b)	42,555	1,034,374
Hokuriku Electric Power Co.	16,111	211,832
Iberdrola S.A.	487,358	3,481,647
Kansai Electric Power Co., Inc. (The) (a)	67,233	636,944
Kyushu Electric Power Co., Inc. (a) (b)	40,797	439,964
NextEra Energy, Inc.	24,645	2,313,673
Northeast Utilities	17,765	786,989
Pepco Holdings, Inc.	14,060	376,246
Pinnacle West Capital Corp.	6,150	336,036
Power Assets Holdings, Ltd.	132,400	1,172,746
PPL Corp.	37,415	1,228,709
Red Electrica Corp. S.A.	10,379	895,635
Shikoku Electric Power Co., Inc. (a)	17,052	218,075
Southern Co. (The)	50,395	2,199,742
SSE plc	92,364	2,306,032
Terna Rete Elettrica Nazionale S.p.A.	143,727	720,390
Tohoku Electric Power Co., Inc.	43,238	491,654
Tokyo Electric Power Co., Inc. (a)	138,185	484,168
Xcel Energy, Inc.	28,410	863,664

		37,186,330

Electrical Equipment—0.4%
ABB, Ltd. (a)	210,189	4,702,784
Alstom S.A. (a)	20,632	704,628
AMETEK, Inc.	13,867	696,262
Eaton Corp. plc	26,838	1,700,724
Emerson Electric Co.	39,295	2,459,081
Fuji Electric Co., Ltd.	52,942	256,596
Legrand S.A.	25,386	1,316,686
Mabuchi Motor Co., Ltd.	2,424	211,776
Mitsubishi Electric Corp.	184,739	2,463,006
Nidec Corp. (b)	19,400	1,313,525
OSRAM Licht AG (a)	8,506	316,489
Prysmian S.p.A.	19,445	358,888
Rockwell Automation, Inc.	7,745	851,021
Schneider Electric SE	51,427	3,932,501
Vestas Wind Systems A/S (a)	21,418	831,517

		22,115,484

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. - Class A	8,835	882,263
Citizen Holdings Co., Ltd.	25,200	165,354
Corning, Inc.	72,740	1,406,792
FLIR Systems, Inc.	7,905	247,743
Hamamatsu Photonics KK	6,834	325,452

MIST-5

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Hexagon AB - B Shares	24,320	$768,711
Hirose Electric Co., Ltd. (b)	2,955	365,080
Hitachi High-Technologies Corp.	5,911	169,933
Hitachi, Ltd.	461,158	3,509,764
Hoya Corp.	41,650	1,399,844
Ibiden Co., Ltd.	11,567	225,497
Jabil Circuit, Inc.	11,165	225,198
Japan Display, Inc. (a) (b)	34,489	167,097
Keyence Corp.	4,388	1,908,903
Kyocera Corp.	30,700	1,432,163
Murata Manufacturing Co., Ltd.	19,446	2,213,056
Nippon Electric Glass Co., Ltd.	37,602	183,291
Omron Corp.	19,566	889,623
Shimadzu Corp.	22,283	193,005
TDK Corp.	11,825	660,761
TE Connectivity, Ltd.	23,000	1,271,670
Yaskawa Electric Corp. (b)	21,000	284,669
Yokogawa Electric Corp. (b)	20,543	270,920

		19,166,789

Energy Equipment & Services—0.5%
Akastor ASA	14,404	57,889
Aker Solutions ASA (144A) (a)	14,404	143,485
AMEC plc (b)	28,477	506,932
Baker Hughes, Inc.	24,525	1,595,597
Cameron International Corp. (a)	11,400	756,732
Diamond Offshore Drilling, Inc. (b)	3,715	127,313
Ensco plc - Class A (b)	13,170	544,053
FMC Technologies, Inc. (a)	13,230	718,521
Fugro NV (b)	7,095	214,566
Halliburton Co.	47,950	3,093,255
Helmerich & Payne, Inc.	6,105	597,496
Nabors Industries, Ltd.	16,215	369,053
National Oilwell Varco, Inc.	24,205	1,842,001
Noble Corp. plc	14,265	316,968
Petrofac, Ltd.	24,735	413,460
Saipem S.p.A. (a)	25,369	537,041
Schlumberger, Ltd. (d)	73,090	7,432,522
Seadrill, Ltd. (b)	35,933	959,294
Subsea 7 S.A.	26,901	383,690
Technip S.A.	9,780	820,608
Tenaris S.A.	45,256	1,031,622
Transocean, Ltd. (b)	19,180	613,185
Transocean, Ltd. (Swiss-Traded Shares) (b)	34,508	1,108,959
WorleyParsons, Ltd.	19,861	265,550

		24,449,792

Food & Staples Retailing—0.9%
Aeon Co., Ltd.	60,629	604,867
Carrefour S.A.	58,821	1,812,313
Casino Guichard Perrachon S.A.	5,427	583,205
Colruyt S.A. (b)	7,105	312,962
Costco Wholesale Corp.	24,695	3,094,777
CVS Health Corp.	65,315	5,198,421
Delhaize Group S.A. (b)	9,837	682,975

Food & Staples Retailing—(Continued)
Distribuidora Internacional de Alimentacion S.A.	59,120	421,630
FamilyMart Co., Ltd. (b)	5,614	214,404
J Sainsbury plc (b)	117,844	479,784
Jeronimo Martins SGPS S.A.	24,196	265,573
Koninklijke Ahold NV	88,965	1,438,661
Kroger Co. (The)	27,480	1,428,960
Lawson, Inc. (b)	6,276	439,213
Metcash, Ltd. (b)	84,910	194,802
Metro AG (a)	15,490	510,206
Olam International, Ltd. (b)	116,400	214,430
Safeway, Inc.	12,900	442,470
Seven & I Holdings Co., Ltd.	72,031	2,796,471
Sysco Corp.	33,045	1,254,058
Tesco plc	773,897	2,315,121
Wal-Mart Stores, Inc. (d)	88,974	6,803,842
Walgreen Co.	49,595	2,939,496
Wesfarmers, Ltd.	109,278	4,019,863
Whole Foods Market, Inc.	20,300	773,633
WM Morrison Supermarkets plc (b)	200,874	547,925
Woolworths, Ltd.	119,923	3,585,258

		43,375,320

Food Products—1.2%
Ajinomoto Co., Inc.	55,281	920,667
Archer-Daniels-Midland Co.	36,355	1,857,740
Aryzta AG (a)	8,362	721,285
Associated British Foods plc	34,063	1,475,686
Barry Callebaut AG (a)	210	232,732
Calbee, Inc.	7,080	231,939
Campbell Soup Co. (b)	9,990	426,873
Chocoladefabriken Lindt & Spruengli AG	10	592,942
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	88	438,878
ConAgra Foods, Inc.	23,740	784,370
Danone S.A.	55,747	3,721,677
General Mills, Inc.	34,460	1,738,507
Golden Agri-Resources, Ltd.	674,600	271,956
Hershey Co. (The)	8,365	798,272
Hormel Foods Corp.	7,505	385,682
J.M. Smucker Co. (The)	5,785	572,657
Kellogg Co.	14,355	884,268
Kerry Group plc - Class A	9,010	635,345
Kerry Group plc - Class A	6,107	432,511
Keurig Green Mountain, Inc.	6,883	895,685
Kikkoman Corp.	14,100	299,890
Kraft Foods Group, Inc.	33,423	1,885,057
McCormick & Co., Inc.	7,270	486,363
Mead Johnson Nutrition Co.	11,430	1,099,795
MEIJI Holdings Co., Ltd. (b)	5,918	468,926
Mondelez International, Inc. - Class A	94,960	3,253,804
Nestle S.A.	308,238	22,609,164
NH Foods, Ltd.	16,715	355,358
Nisshin Seifun Group, Inc. (b)	20,460	201,692
Nissin Foods Holdings Co., Ltd.	5,634	292,481
Orkla ASA	77,914	705,060

MIST-6

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Tate & Lyle plc	44,620	$425,575
Toyo Suisan Kaisha, Ltd.	8,477	281,493
Tyson Foods, Inc. - Class A	16,450	647,637
Unilever NV	155,705	6,189,266
Unilever plc	122,678	5,120,701
Wilmar International, Ltd.	183,339	443,381
Yakult Honsha Co., Ltd. (b)	8,392	441,120
Yamazaki Baking Co., Ltd. (b)	10,748	138,652

		63,365,087

Gas Utilities—0.1%
AGL Resources, Inc.	6,730	345,518
APA Group	79,682	518,013
Enagas S.A.	19,396	624,214
Gas Natural SDG S.A. (b)	33,586	986,054
Hong Kong & China Gas Co., Ltd.	603,039	1,306,151
Osaka Gas Co., Ltd.	178,489	715,610
Snam S.p.A.	193,447	1,066,368
Toho Gas Co., Ltd. (b)	39,048	220,441
Tokyo Gas Co., Ltd.	228,460	1,285,051

		7,067,420

Health Care Equipment & Supplies—0.6%
Abbott Laboratories	84,700	3,522,673
Baxter International, Inc.	30,500	2,188,985
Becton Dickinson & Co.	10,790	1,228,010
Boston Scientific Corp. (a)	74,680	881,971
C.R. Bard, Inc.	4,185	597,241
CareFusion Corp. (a)	11,420	516,755
Cochlear, Ltd. (b)	5,519	335,406
Coloplast A/S - Class B	10,651	891,340
Covidien plc	25,465	2,202,977
DENTSPLY International, Inc.	7,945	362,292
Edwards Lifesciences Corp. (a)	6,030	615,965
Elekta AB - B Shares (b)	35,180	346,021
Essilor International S.A.	19,517	2,133,643
Getinge AB - B Shares	19,083	480,073
Intuitive Surgical, Inc. (a)	2,020	932,876
Medtronic, Inc.	55,235	3,421,808
Olympus Corp. (a)	22,906	823,113
Smith & Nephew plc	85,588	1,437,635
Sonova Holding AG	5,137	819,791
St. Jude Medical, Inc.	15,985	961,178
Stryker Corp.	16,870	1,362,252
Sysmex Corp.	13,900	558,834
Terumo Corp.	29,000	695,816
Varian Medical Systems, Inc. (a)	5,825	466,699
William Demant Holding A/S (a) (b)	2,167	166,229
Zimmer Holdings, Inc.	9,535	958,744

		28,908,327

Health Care Providers & Services—0.5%
Aetna, Inc.	19,944	1,615,464
Alfresa Holdings Corp. (b)	16,816	242,591
AmerisourceBergen Corp.	11,985	926,441

Health Care Providers & Services—(Continued)
Cardinal Health, Inc.	18,930	1,418,236
Celesio AG	4,855	161,520
Cigna Corp.	14,825	1,344,479
DaVita HealthCare Partners, Inc. (a)	9,630	704,338
Express Scripts Holding Co. (a)	42,014	2,967,449
Extendicare Inc. (b)	9,800	71,928
Fresenius Medical Care AG & Co. KGaA	20,678	1,443,787
Fresenius SE & Co. KGaA	36,093	1,785,948
Humana, Inc.	8,700	1,133,523
Laboratory Corp. of America Holdings (a)	4,825	490,944
McKesson Corp.	13,055	2,541,417
Medipal Holdings Corp.	12,887	156,734
Miraca Holdings, Inc. (b)	5,343	221,078
Patterson Cos., Inc.	4,780	198,035
Quest Diagnostics, Inc. (b)	8,105	491,812
Ramsay Health Care, Ltd.	12,560	549,063
Ryman Healthcare, Ltd.	35,267	214,912
Sonic Healthcare, Ltd.	36,361	557,345
Suzuken Co., Ltd.	6,765	195,053
Tenet Healthcare Corp. (a)	5,457	324,091
UnitedHealth Group, Inc.	54,800	4,726,500
Universal Health Services, Inc. - Class B	5,200	543,400
WellPoint, Inc.	15,480	1,851,718

		26,877,806

Health Care Technology—0.0%
Cerner Corp. (a)	17,060	1,016,264
M3, Inc.	18,536	297,688

		1,313,952

Hotels, Restaurants & Leisure—0.6%
Accor S.A.	16,349	721,681
Carnival Corp.	25,320	1,017,104
Carnival plc	17,649	701,579
Chipotle Mexican Grill, Inc. (a)	1,815	1,209,861
Compass Group plc	161,275	2,604,721
Crown Resorts, Ltd.	34,811	418,790
Darden Restaurants, Inc. (b)	7,375	379,518
Flight Centre Travel Group, Ltd. (b)	5,369	200,336
Galaxy Entertainment Group, Ltd.	222,171	1,284,687
Genting Singapore plc (b)	584,000	521,178
InterContinental Hotels Group plc	22,908	883,319
Marriott International, Inc. - Class A (b)	12,275	858,022
McDonald’s Corp.	55,340	5,246,785
McDonald’s Holdings Co. Japan, Ltd. (b)	6,377	157,658
MGM China Holdings, Ltd.	90,500	259,513
Oriental Land Co., Ltd.	4,860	919,821
Sands China, Ltd.	230,535	1,197,613
Shangri-La Asia, Ltd.	133,200	196,824
SJM Holdings, Ltd.	185,256	353,636
Sodexo	9,036	881,951
Starbucks Corp.	42,330	3,194,222
Starwood Hotels & Resorts Worldwide, Inc.	10,765	895,756
TABCORP Holdings, Ltd.	71,914	226,950
Tatts Group, Ltd.	135,111	372,784
TUI Travel plc (b)	48,088	302,030

MIST-7

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Whitbread plc	17,344	$1,167,527
William Hill plc	82,679	493,591
Wyndham Worldwide Corp.	7,065	574,102
Wynn Macau, Ltd.	148,278	472,156
Wynn Resorts, Ltd.	4,550	851,214
Yum! Brands, Inc.	24,740	1,780,785

		30,345,714

Household Durables—0.3%
Casio Computer Co., Ltd. (b)	20,000	333,752
D.R. Horton, Inc.	18,650	382,698
Electrolux AB - Series B	22,938	602,920
Garmin, Ltd. (b)	6,770	351,972
Harman International Industries, Inc.	3,830	375,493
Husqvarna AB - B Shares	38,957	274,386
Iida Group Holdings Co., Ltd.	15,479	189,533
Leggett & Platt, Inc. (b)	7,680	268,186
Lennar Corp. - Class A (b)	9,995	388,106
Mohawk Industries, Inc. (a)	3,460	466,477
Newell Rubbermaid, Inc.	15,425	530,774
Nikon Corp. (b)	32,555	470,892
Panasonic Corp.	211,028	2,512,310
Persimmon plc (a)	29,024	623,820
PulteGroup, Inc.	18,980	335,187
Rinnai Corp.	3,575	296,203
Sekisui Chemical Co., Ltd.	40,915	470,329
Sekisui House, Ltd.	52,549	620,543
Sharp Corp. (a) (b)	146,178	416,354
Sony Corp.	99,275	1,788,882
Techtronic Industries Co.	131,100	378,566
Whirlpool Corp.	4,430	645,230

		12,722,613

Household Products—0.5%
Clorox Co. (The) (b)	7,215	692,929
Colgate-Palmolive Co.	48,350	3,153,387
Henkel AG & Co. KGaA	11,175	1,044,430
Kimberly-Clark Corp.	21,135	2,273,492
Procter & Gamble Co. (The) (d)	152,625	12,780,817
Reckitt Benckiser Group plc	61,949	5,361,987
Svenska Cellulosa AB SCA - B Shares	56,124	1,334,646
Unicharm Corp.	35,583	809,806

		27,451,494

Independent Power and Renewable Electricity Producers—0.0%
AES Corp.	37,485	531,537
Electric Power Development Co., Ltd.	11,170	364,251
Enel Green Power S.p.A.	166,848	426,766
NRG Energy, Inc.	19,005	579,272

		1,901,826

Industrial Conglomerates—0.8%
3M Co.	36,545	5,177,696
Danaher Corp.	34,360	2,610,673
General Electric Co. (d)	565,545	14,489,263

Industrial Conglomerates—(Continued)
Hutchison Whampoa, Ltd.	203,600	2,460,755
Keppel Corp., Ltd.	138,000	1,134,453
Koninklijke Philips NV	92,751	2,952,837
NWS Holdings, Ltd.	141,500	254,573
Roper Industries, Inc.	5,690	832,390
Seibu Holdings, Inc. (b)	11,513	229,411
Sembcorp Industries, Ltd.	93,600	380,113
Siemens AG	75,789	9,033,022
Smiths Group plc	37,819	774,652
Toshiba Corp.	384,779	1,784,487

		42,114,325

Insurance—1.8%
ACE, Ltd.	18,940	1,986,238
Admiral Group plc	18,450	382,488
Aegon NV	172,735	1,422,045
Aflac, Inc.	25,485	1,484,501
Ageas	21,270	706,174
AIA Group, Ltd.	1,151,173	5,941,169
Allianz SE	43,634	7,068,935
Allstate Corp. (The)	24,365	1,495,280
American International Group, Inc.	80,435	4,345,099
AMP, Ltd.	281,997	1,343,212
Aon plc	16,380	1,436,035
Assicurazioni Generali S.p.A.	111,609	2,342,511
Assurant, Inc.	4,005	257,522
Aviva plc	281,680	2,376,103
AXA S.A.	173,331	4,268,628
Baloise Holding AG	4,547	580,417
Chubb Corp. (The)	13,570	1,235,956
Cincinnati Financial Corp.	8,310	390,986
CNP Assurances	16,499	310,628
Dai-ichi Life Insurance Co., Ltd. (The)	81,398	1,209,372
Delta Lloyd NV	18,287	439,028
Direct Line Insurance Group plc	143,375	683,519
Friends Life Group, Ltd.	135,205	673,027
Genworth Financial, Inc. - Class A (a)	27,915	365,687
Gjensidige Forsikring ASA	19,044	402,551
Hannover Rueck SE	5,771	466,361
Hartford Financial Services Group, Inc. (The)	25,240	940,190
Insurance Australia Group, Ltd.	223,819	1,200,047
Legal & General Group plc	565,601	2,098,402
Lincoln National Corp.	14,640	784,411
Loews Corp.	17,140	714,052
Mapfre S.A.	88,306	311,688
Marsh & McLennan Cos., Inc.	30,650	1,604,221
MetLife, Inc. (e)	63,375	3,404,505
MS&AD Insurance Group Holdings	48,439	1,058,022
Muenchener Rueckversicherungs AG	17,143	3,393,186
Old Mutual plc	466,890	1,368,905
Principal Financial Group, Inc.	15,375	806,726
Progressive Corp. (The)	30,305	766,110
Prudential Financial, Inc.	25,930	2,280,284
Prudential plc	244,751	5,436,114
QBE Insurance Group, Ltd.	119,355	1,215,581
RSA Insurance Group plc (a)	96,788	757,998

MIST-8

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Sampo Oyj - A Shares	42,730	$2,069,616
SCOR SE	14,730	459,540
Sompo Japan Nipponkoa Holdings, Inc.	31,766	771,817
Sony Financial Holdings, Inc.	16,632	269,268
Standard Life plc	226,590	1,513,516
Suncorp Group, Ltd.	123,072	1,508,566
Swiss Life Holding AG (a)	3,083	733,724
Swiss Re AG (a)	33,662	2,680,712
T&D Holdings, Inc.	55,352	711,708
Tokio Marine Holdings, Inc.	66,179	2,055,117
Torchmark Corp.	7,355	385,181
Travelers Cos., Inc. (The)	19,080	1,792,375
Tryg A/S	2,052	212,785
UnipolSai S.p.A.	85,568	240,555
Unum Group	14,295	491,462
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,710	167,137
XL Group plc	14,965	496,389
Zurich Insurance Group AG (a)	14,236	4,233,216

		92,546,598

Internet & Catalog Retail—0.3%
Amazon.com, Inc. (a)	21,390	6,896,991
ASOS plc (a) (b)	5,175	188,759
Expedia, Inc.	5,585	489,358
Netflix, Inc. (a)	3,383	1,526,342
Priceline Group, Inc. (The) (a)	2,995	3,469,947
Rakuten, Inc. (b)	75,944	877,030
TripAdvisor, Inc. (a)	6,305	576,403

		14,024,830

Internet Software & Services—0.7%
Akamai Technologies, Inc. (a)	10,010	598,598
Dena Co., Ltd. (b)	10,090	128,418
eBay, Inc. (a)	63,675	3,605,915
Facebook, Inc. - Class A (a)	109,904	8,686,812
Google, Inc. - Class A (a) (d)	16,040	9,438,097
Google, Inc. - Class C (a) (d)	16,040	9,260,855
Gree, Inc. (b)	9,936	67,786
Kakaku.com, Inc.	14,088	200,241
United Internet AG	11,126	473,127
VeriSign, Inc. (a) (b)	6,335	349,185
Yahoo Japan Corp. (b)	137,450	523,140
Yahoo!, Inc. (a)	52,095	2,122,871

		35,455,045

IT Services—0.7%
Accenture plc - Class A	35,595	2,894,585
Alliance Data Systems Corp. (a)	3,150	782,051
Amadeus IT Holding S.A. - A Shares	36,391	1,355,511
AtoS	7,507	543,818
Automatic Data Processing, Inc.	27,095	2,251,053
Cap Gemini S.A.	13,792	987,814
Cognizant Technology Solutions Corp. - Class A (a)	34,250	1,533,372

IT Services—(Continued)
Computer Sciences Corp.	8,155	498,678
Computershare, Ltd.	45,075	480,164
Fidelity National Information Services, Inc.	16,085	905,585
Fiserv, Inc. (a)	14,060	908,768
Fujitsu, Ltd.	178,016	1,096,723
International Business Machines Corp. (d)	52,296	9,927,350
Itochu Techno-Solutions Corp.	2,300	96,703
MasterCard, Inc. - Class A	55,500	4,102,560
Nomura Research Institute, Ltd.	10,730	347,335
NTT Data Corp.	12,065	432,927
Otsuka Corp.	4,600	182,952
Paychex, Inc.	18,415	813,943
Teradata Corp. (a) (b)	8,700	364,704
Total System Services, Inc.	9,295	287,773
Visa, Inc. - Class A	27,740	5,918,884
Western Union Co. (The) (b)	29,820	478,313
Xerox Corp.	61,060	807,824

		37,999,390

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	17,010	435,878
Hasbro, Inc.	6,445	354,443
Mattel, Inc.	18,945	580,664
Sankyo Co., Ltd. (b)	4,704	168,652
Sega Sammy Holdings, Inc. (b)	17,848	287,410
Shimano, Inc.	7,541	917,759
Yamaha Corp.	16,000	209,261

		2,954,067

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	18,735	1,067,520
Lonza Group AG (a)	5,061	610,523
PerkinElmer, Inc.	6,290	274,244
QIAGEN NV (a)	22,912	521,503
Thermo Fisher Scientific, Inc.	22,530	2,741,901
Waters Corp. (a)	4,690	464,873

		5,680,564

Machinery—0.9%
Alfa Laval AB (b)	30,187	644,099
Amada Co., Ltd.	33,986	324,768
Andritz AG	7,010	373,722
Atlas Copco AB - A Shares (b)	64,191	1,834,903
Atlas Copco AB - B Shares	37,384	966,879
Caterpillar, Inc.	35,385	3,504,176
CNH Industrial NV	90,015	715,909
Cummins, Inc.	9,695	1,279,546
Deere & Co. (b)	20,215	1,657,428
Dover Corp.	9,400	755,102
FANUC Corp.	18,310	3,306,508
Flowserve Corp.	7,680	541,594
GEA Group AG	17,554	763,211
Hino Motors, Ltd.	24,133	337,931
Hitachi Construction Machinery Co., Ltd. (b)	10,258	206,721
IHI Corp.	126,748	657,195

MIST-9

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Illinois Tool Works, Inc.	20,600	$1,739,052
IMI plc	26,134	518,875
Ingersoll-Rand plc	15,065	849,063
Joy Global, Inc.	5,535	301,879
JTEKT Corp.	19,617	328,528
Kawasaki Heavy Industries, Ltd.	135,697	542,459
Komatsu, Ltd.	89,287	2,066,704
Kone Oyj - Class B (b)	29,892	1,199,510
Kubota Corp.	108,359	1,707,889
Kurita Water Industries, Ltd. (b)	9,724	216,800
Makita Corp.	11,390	644,502
MAN SE	3,395	381,822
Melrose Industries plc	102,184	407,907
Metso Oyj	10,778	382,871
Mitsubishi Heavy Industries, Ltd.	290,000	1,867,606
Nabtesco Corp.	10,740	257,693
NGK Insulators, Ltd.	24,922	595,048
NSK, Ltd.	44,284	631,281
PACCAR, Inc.	19,995	1,137,216
Pall Corp.	6,020	503,874
Parker-Hannifin Corp.	8,435	962,855
Pentair plc	10,873	712,073
Sandvik AB	102,003	1,144,007
Schindler Holding AG (Participation Certificate)	4,436	600,390
Schindler Holding AG	2,044	272,302
Sembcorp Marine, Ltd. (b)	79,700	233,034
SKF AB - B Shares	37,927	791,827
SMC Corp.	5,313	1,467,210
Snap-on, Inc.	3,310	400,775
Stanley Black & Decker, Inc.	8,840	784,904
Sulzer AG	2,324	285,812
Sumitomo Heavy Industries, Ltd.	52,676	296,681
THK Co., Ltd.	10,852	270,431
Vallourec S.A.	10,413	477,732
Volvo AB - B Shares	146,115	1,577,436
Wartsila Oyj Abp	14,140	632,564
Weir Group plc (The)	20,441	826,012
Xylem, Inc.	10,240	363,418
Yangzijiang Shipbuilding Holdings, Ltd.	179,890	166,144
Zardoya Otis S.A. (b)	16,097	199,104

		46,614,982

Marine—0.1%
AP Moeller - Maersk A/S - Class A	265	609,253
AP Moeller - Maersk A/S - Class B	633	1,499,854
Kuehne & Nagel International AG	5,192	655,015
Mitsui OSK Lines, Ltd. (b)	102,913	328,679
Nippon Yusen KK (b)	153,984	406,425

		3,499,226

Media—1.0%
Altice S.A. (a)	5,815	307,658
Axel Springer SE	3,783	207,936
British Sky Broadcasting Group plc	97,880	1,392,064
Cablevision Systems Corp. - Class A (b)	12,185	213,359
CBS Corp. - Class B	27,250	1,457,875

Media—(Continued)
Comcast Corp. - Class A	145,830	7,842,737
Dentsu, Inc.	20,687	788,427
DIRECTV (a)	28,345	2,452,409
Discovery Communications, Inc. - Class A (a)	8,250	311,850
Discovery Communications, Inc. - Class C (a)	15,350	572,248
Eutelsat Communications S.A.	14,728	474,889
Gannett Co., Inc.	12,640	375,029
Hakuhodo DY Holdings, Inc. (b)	22,280	225,658
Interpublic Group of Cos., Inc. (The)	23,725	434,642
ITV plc	364,602	1,226,091
JCDecaux S.A.	6,470	204,166
Kabel Deutschland Holding AG	2,134	289,883
Lagardere SCA	11,281	301,105
News Corp. - Class A (a)	28,021	458,143
Omnicom Group, Inc.	14,185	976,779
Pearson plc	78,295	1,572,751
ProSiebenSat.1 Media AG	20,979	835,033
Publicis Groupe S.A.	17,335	1,188,735
REA Group, Ltd.	5,089	191,657
Reed Elsevier NV	66,664	1,510,571
Reed Elsevier plc	110,938	1,770,724
RTL Group S.A. (Brussels Exchange) (b)	3,657	313,023
RTL Group S.A. (Frankfurt Exchange) (a)	39	3,340
Scripps Networks Interactive, Inc. - Class A	5,850	456,827
SES S.A.	29,106	1,006,166
Singapore Press Holdings, Ltd. (b)	152,000	500,454
Sky Deutschland AG (a)	41,937	356,225
Telenet Group Holding NV (a)	4,998	287,134
Time Warner Cable, Inc.	15,735	2,257,815
Time Warner, Inc.	48,155	3,621,738
Toho Co., Ltd.	10,894	246,502
Twenty-First Century Fox, Inc. - Class A	106,135	3,639,369
Viacom, Inc. - Class B	21,470	1,651,902
Walt Disney Co. (The)	88,979	7,921,800
Wolters Kluwer NV	28,960	771,361
WPP plc	128,616	2,572,592

		53,188,667

Metals & Mining—0.9%
Alcoa, Inc.	66,250	1,065,962
Allegheny Technologies, Inc.	6,035	223,898
Alumina, Ltd. (a)	241,405	356,548
Anglo American plc	133,269	2,967,816
Antofagasta plc	37,693	439,760
ArcelorMittal (b)	95,588	1,311,994
BHP Billiton plc	201,879	5,604,934
BHP Billiton, Ltd.	306,985	9,032,551
Boliden AB	26,244	424,108
Daido Steel Co., Ltd. (b)	26,068	103,938
Fortescue Metals Group, Ltd. (b)	148,438	449,261
Freeport-McMoRan, Inc.	58,500	1,910,025
Fresnillo plc (b)	21,130	259,388
Glencore plc (a)	1,015,356	5,618,018
Hitachi Metals, Ltd.	20,465	368,026
Iluka Resources, Ltd. (b)	39,920	273,516

MIST-10

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
JFE Holdings, Inc.	46,961	$938,030
Kobe Steel, Ltd.	290,670	472,150
Maruichi Steel Tube, Ltd.	4,500	110,590
Mitsubishi Materials Corp.	106,804	346,922
Newcrest Mining, Ltd. (a)	73,081	671,290
Newmont Mining Corp.	28,035	646,207
Nippon Steel Sumitomo Metal Corp.	726,089	1,886,169
Norsk Hydro ASA	128,220	714,372
Nucor Corp.	17,940	973,783
Randgold Resources, Ltd.	8,432	572,347
Rio Tinto plc	121,587	5,969,677
Rio Tinto, Ltd.	41,652	2,164,619
Sumitomo Metal Mining Co., Ltd.	50,516	712,143
ThyssenKrupp AG (a)	43,334	1,137,867
Voestalpine AG	10,755	425,069
Yamato Kogyo Co., Ltd.	3,700	123,827

		48,274,805

Multi-Utilities—0.6%
AGL Energy, Ltd.	53,238	630,570
Ameren Corp.	13,660	523,588
CenterPoint Energy, Inc.	24,200	592,174
Centrica plc	484,505	2,409,329
CMS Energy Corp.	15,455	458,395
Consolidated Edison, Inc.	16,445	931,774
Dominion Resources, Inc.	32,790	2,265,461
DTE Energy Co.	9,930	755,474
E.ON SE	191,263	3,501,291
GDF Suez	138,376	3,460,882
Integrys Energy Group, Inc.	4,490	291,042
National Grid plc	356,560	5,112,475
NiSource, Inc.	17,750	727,395
PG&E Corp.	26,545	1,195,587
Public Service Enterprise Group, Inc.	28,470	1,060,223
RWE AG	46,792	1,825,930
SCANA Corp. (b)	7,940	393,903
Sempra Energy	13,020	1,372,048
Suez Environnement Co.	26,841	452,046
TECO Energy, Inc.	13,135	228,286
Veolia Environnement S.A.	39,348	690,612
Wisconsin Energy Corp.	12,665	544,595

		29,423,080

Multiline Retail—0.2%
Dollar General Corp. (a)	17,080	1,043,759
Dollar Tree, Inc. (a)	11,570	648,730
Don Quijote Holdings Co., Ltd.	5,660	324,872
Family Dollar Stores, Inc.	5,410	417,868
Harvey Norman Holdings, Ltd. (b)	49,785	157,802
Isetan Mitsukoshi Holdings, Ltd.	32,097	418,286
J Front Retailing Co., Ltd.	22,900	299,883
Kohl’s Corp.	11,525	703,371
Macy’s, Inc.	19,910	1,158,364
Marks & Spencer Group plc	155,949	1,018,637
Marui Group Co., Ltd.	22,800	187,906
Next plc	14,828	1,587,393

Multiline Retail—(Continued)
Nordstrom, Inc.	8,040	549,695
Takashimaya Co., Ltd. (b)	25,372	212,295
Target Corp.	35,690	2,237,049

		10,965,910

Oil, Gas & Consumable Fuels—3.0%
Anadarko Petroleum Corp.	28,535	2,894,590
Apache Corp.	21,595	2,027,123
BG Group plc	325,883	5,994,530
BP plc	1,765,169	12,934,576
Cabot Oil & Gas Corp.	23,490	767,888
Caltex Australia, Ltd.	12,908	315,476
Chesapeake Energy Corp.	29,235	672,113
Chevron Corp. (d)	107,100	12,779,172
Cimarex Energy Co.	4,915	621,895
ConocoPhillips	69,320	5,304,366
CONSOL Energy, Inc.	12,890	488,015
Delek Group, Ltd.	449	170,016
Denbury Resources, Inc.	19,805	297,669
Devon Energy Corp.	21,620	1,474,052
ENI S.p.A.	243,158	5,772,623
EOG Resources, Inc.	30,890	3,058,728
EQT Corp.	8,510	779,005
Exxon Mobil Corp. (d)	240,389	22,608,585
Galp Energia SGPS S.A.	36,856	597,928
Hess Corp.	14,770	1,393,106
Idemitsu Kosan Co., Ltd.	8,400	178,412
Inpex Corp.	83,864	1,187,272
JX Holdings, Inc. (b)	214,024	987,007
Kinder Morgan, Inc.	36,990	1,418,197
Koninklijke Vopak NV (b)	6,746	363,223
Lundin Petroleum AB (a)	21,343	359,695
Marathon Oil Corp.	37,980	1,427,668
Marathon Petroleum Corp.	16,005	1,355,143
Murphy Oil Corp.	9,385	534,100
Neste Oil Oyj (b)	12,212	251,343
Newfield Exploration Co. (a)	7,700	285,439
Noble Energy, Inc.	20,300	1,387,708
Occidental Petroleum Corp.	43,945	4,225,312
OMV AG	14,067	473,213
ONEOK, Inc.	11,760	770,868
Origin Energy, Ltd.	105,355	1,376,078
Phillips 66	31,540	2,564,517
Pioneer Natural Resources Co.	8,065	1,588,563
QEP Resources, Inc.	9,265	285,177
Range Resources Corp.	9,505	644,534
Repsol S.A.	82,291	1,947,483
Royal Dutch Shell plc - A Shares	372,586	14,211,229
Royal Dutch Shell plc - B Shares	233,734	9,220,332
Santos, Ltd.	92,843	1,107,634
Showa Shell Sekiyu KK	18,000	171,262
Southwestern Energy Co. (a)	19,905	695,680
Spectra Energy Corp.	37,720	1,480,887
Statoil ASA	106,674	2,902,371
Tesoro Corp.	7,225	440,581
TonenGeneral Sekiyu KK	26,150	228,724

MIST-11

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Total S.A.	204,540	$13,219,004
Tullow Oil plc	87,107	906,861
Valero Energy Corp.	29,715	1,374,913
Williams Cos., Inc. (The)	37,865	2,095,828
Woodside Petroleum, Ltd.	63,002	2,233,898

		154,851,612

Paper & Forest Products—0.1%
International Paper Co.	24,035	1,147,431
OJI Holdings Corp.	75,372	285,421
Stora Enso Oyj - R Shares	52,469	434,352
UPM-Kymmene Oyj	50,465	715,890

		2,583,094

Personal Products—0.2%
Avon Products, Inc.	24,400	307,440
Beiersdorf AG	9,661	806,936
Estee Lauder Cos., Inc. (The) - Class A	12,720	950,438
Kao Corp.	49,324	1,923,884
L’Oreal S.A.	22,990	3,641,017
Shiseido Co., Ltd. (b)	34,409	568,395

		8,198,110

Pharmaceuticals—3.5%
AbbVie, Inc.	89,680	5,179,917
Actavis plc (a)	14,932	3,602,793
Allergan, Inc.	16,795	2,992,701
Astellas Pharma, Inc.	207,500	3,092,501
AstraZeneca plc	120,528	8,635,127
Bayer AG	79,043	11,070,240
Bristol-Myers Squibb Co.	93,435	4,782,003
Chugai Pharmaceutical Co., Ltd.	21,374	617,731
Daiichi Sankyo Co., Ltd.	60,999	957,755
Eisai Co., Ltd. (b)	24,080	974,333
Eli Lilly & Co.	55,430	3,594,636
GlaxoSmithKline plc	464,418	10,629,599
Hisamitsu Pharmaceutical Co., Inc.	5,525	198,626
Hospira, Inc. (a)	9,440	491,163
Johnson & Johnson (d)	159,020	16,949,942
Kyowa Hakko Kirin Co., Ltd.	22,167	272,112
Mallinckrodt plc (a) (b)	6,370	574,256
Merck & Co., Inc. (d)	162,535	9,635,075
Merck KGaA	12,384	1,141,305
Mitsubishi Tanabe Pharma Corp.	21,801	320,012
Mylan, Inc. (a)	21,085	959,157
Novartis AG	219,868	20,706,748
Novo Nordisk A/S - Class B	190,336	9,069,203
Ono Pharmaceutical Co., Ltd. (b)	7,934	705,586
Orion Oyj - Class B	9,591	374,035
Otsuka Holdings Co., Ltd.	37,324	1,287,287
Perrigo Co. plc	7,553	1,134,385
Pfizer, Inc.	357,406	10,568,495
Roche Holding AG	67,154	19,884,439
Sanofi	113,923	12,852,245
Santen Pharmaceutical Co., Ltd.	7,137	399,771

Pharmaceuticals—(Continued)
Shionogi & Co., Ltd.	28,498	654,305
Shire plc	56,187	4,856,230
Sumitomo Dainippon Pharma Co., Ltd. (b)	15,200	193,747
Taisho Pharmaceutical Holdings Co., Ltd.	3,039	208,247
Takeda Pharmaceutical Co., Ltd.	75,550	3,286,200
Teva Pharmaceutical Industries, Ltd.	81,640	4,391,046
UCB S.A. (b)	10,813	981,438
Zoetis, Inc.	28,240	1,043,468

		179,267,859

Professional Services—0.2%
Adecco S.A. (a)	16,282	1,098,627
ALS, Ltd. (b)	37,683	172,645
Bureau Veritas S.A.	21,118	465,628
Capita plc	63,096	1,186,209
Dun & Bradstreet Corp. (The)	2,095	246,100
Equifax, Inc.	6,815	509,353
Experian plc	94,922	1,507,777
Intertek Group plc	15,487	655,839
Nielsen NV	17,133	759,506
Randstad Holding NV	11,930	553,992
Robert Half International, Inc.	7,720	378,280
Seek, Ltd.	31,046	438,175
SGS S.A.	525	1,084,238

		9,056,369

Real Estate Investment Trusts—2.8%
Acadia Realty Trust	6,655	183,545
Activia Properties, Inc.	26	208,887
Advance Residence Investment Corp.	144	335,017
Aedifica S.A.	1,077	70,735
Affine S.A.	600	11,395
Agree Realty Corp.	1,600	43,808
Alexander’s, Inc.	228	85,251
Alexandria Real Estate Equities, Inc.	8,068	595,015
Allied Properties Real Estate Investment Trust	8,370	255,446
Alstria Office REIT-AG (a)	7,600	93,097
American Assets Trust, Inc.	4,200	138,474
American Campus Communities, Inc.	11,750	428,287
American Homes 4 Rent - Class A	16,874	285,002
American Realty Capital Healthcare Trust, Inc.	18,950	198,596
American Realty Capital Properties, Inc.	101,850	1,228,311
American Tower Corp.	22,345	2,092,162
ANF Immobilier	750	21,799
Apartment Investment & Management Co. - Class A	24,515	780,067
Artis Real Estate Investment Trust	15,150	207,104
Ascendas Real Estate Investment Trust	414,800	731,723
Ashford Hospitality Trust, Inc.	7,800	79,716
Associated Estates Realty Corp.	6,450	112,939
AvalonBay Communities, Inc.	22,134	3,120,230
Aviv REIT, Inc. (b)	2,850	75,098
Befimmo S.A.	1,850	137,268
Beni Stabili S.p.A. (b)	85,907	60,204
Big Yellow Group plc	14,400	120,924

MIST-12

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
BioMed Realty Trust, Inc.	21,894	$442,259
Boardwalk Real Estate Investment Trust	4,450	273,767
Boston Properties, Inc.	25,675	2,972,138
Brandywine Realty Trust	20,076	282,469
British Land Co. plc	205,060	2,328,116
Brixmor Property Group, Inc.	9,900	220,374
BWP Trust	50,998	106,365
Calloway Real Estate Investment Trust	11,600	266,398
Camden Property Trust	9,550	654,461
Campus Crest Communities, Inc. (b)	7,200	46,080
Canadian Apartment Properties	12,400	261,187
Canadian Real Estate Investment Trust	7,750	335,687
CapitaCommercial Trust	411,150	514,122
CapitaMall Trust	520,900	779,944
CBL & Associates Properties, Inc.	19,050	340,995
CDL Hospitality Trusts	70,550	92,303
Cedar Realty Trust, Inc.	8,850	52,215
CFS Retail Property Trust Group	449,975	784,358
Chambers Street Properties	26,500	199,545
Champion REIT	249,100	103,627
Charter Hall Retail	34,600	114,879
Chartwell Retirement Residences	19,350	189,362
Chesapeake Lodging Trust	6,157	179,477
Cofinimmo	1,945	219,999
Cominar Real Estate Investment Trust	14,231	240,159
Corio NV	14,300	699,989
Corporate Office Properties Trust	9,200	236,624
Cousins Properties, Inc.	24,194	289,118
Crombie Real Estate Investment Trust	8,650	100,020
Cromwell Property Group	161,800	134,615
Crown Castle International Corp.	18,810	1,514,769
CubeSmart	16,671	299,745
Daiwa House REIT Investment Corp.	29	128,551
Daiwa House Residential Investment Corp.	37	158,679
Daiwa Office Investment Corp.	28	151,187
DCT Industrial Trust, Inc.	37,410	280,949
DDR Corp.	34,250	573,002
Derwent London plc	10,400	458,117
Dexus Property Group	1,168,775	1,136,691
DiamondRock Hospitality Co.	21,850	277,058
Digital Realty Trust, Inc. (b)	15,200	948,176
Douglas Emmett, Inc.	15,064	386,693
Dream Global Real Estate Investment Trust	10,600	85,940
Dream Office Real Estate Investment Trust	11,700	292,095
Duke Realty Corp.	38,277	657,599
DuPont Fabros Technology, Inc. (b)	7,350	198,744
EastGroup Properties, Inc.	3,583	217,094
Education Realty Trust, Inc.	15,650	160,882
Empire State Realty Trust, Inc. - Class A	8,779	131,861
EPR Properties	6,047	306,462
Equity Commonwealth	14,459	371,741
Equity Lifestyle Properties, Inc.	8,569	362,983
Equity One, Inc.	6,826	147,646
Equity Residential	60,380	3,718,200
Essex Property Trust, Inc.	10,750	1,921,562
Eurobank Properties Real Estate Investment Co.	4,351	49,419

Real Estate Investment Trusts—(Continued)
Eurocommercial Properties NV	4,650	204,792
Excel Trust, Inc.	6,300	74,151
Extra Space Storage, Inc.	12,200	629,154
Federal Realty Investment Trust	7,598	900,059
Federation Centres, Ltd.	294,472	665,537
FelCor Lodging Trust, Inc.	13,950	130,572
First Industrial Realty Trust, Inc.	12,300	207,993
First Potomac Realty Trust	6,550	76,962
Fonciere Des Regions	6,521	586,623
Fortune Real Estate Investment Trust	145,100	129,514
Franklin Street Properties Corp.	9,850	110,517
Frontier Real Estate Investment Corp.	53	254,238
Fukuoka REIT Corp.	69	127,276
Gecina S.A.	5,982	782,623
General Growth Properties, Inc.	91,811	2,162,149
Getty Realty Corp.	2,800	47,600
Glimcher Realty Trust	16,250	220,025
GLP J-Reit	227	262,115
Goodman Group	356,293	1,606,409
Government Properties Income Trust	7,885	172,760
GPT Group	356,988	1,206,993
Granite Real Estate Investment Trust	5,350	184,010
Great Portland Estates plc	38,600	399,701
H&R Real Estate Investment Trust	30,394	593,252
Hamborner REIT AG	5,100	52,272
Hammerson plc	146,855	1,365,209
Hansteen Holdings plc	76,900	128,934
HCP, Inc.	77,225	3,066,605
Health Care REIT, Inc.	52,745	3,289,706
Healthcare Realty Trust, Inc.	10,960	259,533
Healthcare Trust of America, Inc. - Class A	26,550	307,980
Hersha Hospitality Trust	19,300	122,941
Highwoods Properties, Inc.	10,050	390,945
Home Properties, Inc.	6,400	372,736
Hospitality Properties Trust	16,750	449,737
Host Hotels & Resorts, Inc.	127,385	2,717,122
Hudson Pacific Properties, Inc.	6,150	151,659
ICADE	7,522	634,109
Immobiliare Grande Distribuzione	15,596	13,055
Industrial & Infrastructure Fund Investment Corp. (b)	17	140,951
Inland Real Estate Corp.	9,550	94,640
InnVest Real Estate Investment Trust	8,476	40,187
Intervest Offices & Warehouses	700	18,995
Intu Properties plc	186,763	976,789
Investa Office Fund	67,512	197,538
Investors Real Estate Trust	12,858	99,007
Iron Mountain, Inc.	9,651	315,105
Japan Excellent, Inc. (b)	124	159,166
Japan Hotel REIT Investment Corp.	297	180,910
Japan Logistics Fund, Inc. (b)	94	207,748
Japan Prime Realty Investment Corp.	164	590,797
Japan Real Estate Investment Corp.	255	1,311,700
Japan Retail Fund Investment Corp.	480	966,357
Kenedix Realty Investment Corp.	38	204,305
Keppel REIT Management, Ltd. (b)	165,400	154,277
Kilroy Realty Corp.	9,334	554,813

MIST-13

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Kimco Realty Corp.	69,188	$1,515,909
Kite Realty Group Trust	9,212	223,299
Kiwi Income Property Trust	113,850	103,494
Klepierre	20,549	898,880
Land Securities Group plc	163,682	2,747,063
LaSalle Hotel Properties	11,650	398,896
Lexington Realty Trust (b)	25,600	250,624
Liberty Property Trust	16,550	550,453
Link REIT (The)	476,500	2,749,564
Londonmetric Property plc	65,500	147,486
LTC Properties, Inc.	3,900	143,871
Macerich Co. (The)	23,768	1,517,111
Mack-Cali Realty Corp.	10,107	193,145
Mapletree Commercial Trust	138,950	153,595
Mapletree Industrial Trust	127,150	141,417
Mapletree Logistics Trust (b)	155,000	140,338
Mercialys S.A.	4,600	100,301
Merlin Properties Socimi S.A. (a) (b)	14,009	177,315
Mid-America Apartment Communities, Inc.	8,376	549,884
Mirvac Group	760,649	1,146,089
Morguard Real Estate Investment Trust	3,850	63,734
Mori Hills REIT Investment Corp.	146	202,934
Mori Trust Sogo REIT, Inc.	112	207,063
National Health Investors, Inc.	3,250	185,705
National Retail Properties, Inc.	14,033	485,121
New York REIT, Inc. (b)	18,300	188,124
Nieuwe Steen Investments NV	14,593	76,560
Nippon Accommodations Fund, Inc.	51	184,212
Nippon Building Fund, Inc.	286	1,506,281
Nippon Prologis REIT, Inc.	275	638,596
Nomura Real Estate Master Fund, Inc.	189	237,162
Nomura Real Estate Office Fund, Inc.	40	183,068
Northern Property Real Estate Investment Trust	3,600	90,390
Omega Healthcare Investors, Inc.	14,150	483,788
Orix JREIT, Inc.	221	278,117
Parkway Properties, Inc.	8,000	150,240
Pebblebrook Hotel Trust	7,200	268,848
Pennsylvania Real Estate Investment Trust	7,300	145,562
Piedmont Office Realty Trust, Inc. - Class A	17,300	305,172
Plum Creek Timber Co., Inc.	9,945	387,954
Post Properties, Inc.	6,100	313,174
Premier Investment Corp.	24	107,227
Primary Health Properties plc	10,994	59,059
ProLogis, Inc.	84,070	3,169,439
PS Business Parks, Inc.	2,250	171,315
Public Storage	24,446	4,054,125
Pure Industrial Real Estate Trust	20,650	81,682
Ramco-Gershenson Properties Trust	8,578	139,392
Realty Income Corp. (b)	24,866	1,014,284
Redefine International plc	95,500	79,446
Regency Centers Corp.	10,300	554,449
Retail Opportunity Investments Corp. (b)	10,235	150,454
Retail Properties of America, Inc. - Class A	26,500	387,695
RioCan Real Estate Investment Trust	34,088	781,320
RLJ Lodging Trust	14,800	421,356
Rouse Properties, Inc. (b)	4,050	65,489

Real Estate Investment Trusts—(Continued)
Ryman Hospitality Properties, Inc. (b)	5,386	254,758
Sabra Health Care REIT, Inc.	5,300	128,896
Safestore Holdings plc	23,200	80,460
Saul Centers, Inc.	1,557	72,774
Scentre Group (a)	1,074,350	3,076,555
Segro plc	153,963	902,636
Select Income REIT	4,355	104,738
Senior Housing Properties Trust	22,850	478,022
Shaftesbury plc	31,200	343,730
Silver Bay Realty Trust Corp.	4,100	66,461
Simon Property Group, Inc.	52,375	8,611,497
SL Green Realty Corp.	10,650	1,079,058
Sovran Self Storage, Inc.	3,768	280,188
Spirit Realty Capital, Inc.	42,912	470,745
STAG Industrial, Inc.	6,235	129,127
Stockland	479,767	1,656,410
Strategic Hotels & Resorts, Inc. (a)	27,754	323,334
Sun Communities, Inc.	4,496	227,048
Sunstone Hotel Investors, Inc.	23,048	318,523
Suntec Real Estate Investment Trust	267,150	368,628
Tanger Factory Outlet Centers, Inc.	10,750	351,740
Taubman Centers, Inc.	7,150	521,950
Tokyu REIT, Inc.	104	137,125
Top REIT, Inc.	19	83,260
UDR, Inc.	28,050	764,362
Unibail-Rodamco SE	20	5,146
Unibail-Rodamco SE	20,198	5,186,928
United Urban Investment Corp.	512	785,814
Universal Health Realty Income Trust	1,450	60,436
Urstadt Biddle Properties, Inc. - Class A	2,600	52,780
Vastned Retail NV	2,207	100,658
Ventas, Inc.	49,592	3,072,224
Vornado Realty Trust	28,680	2,866,853
Warehouses De Pauw SCA	1,271	91,653
Washington Prime Group, Inc.	17,308	302,544
Washington Real Estate Investment Trust (b)	7,544	191,467
Weingarten Realty Investors	12,358	389,277
Wereldhave Belgium NV	250	30,258
Wereldhave NV	2,450	201,740
Westfield Corp. (REIT) (a)	404,853	2,633,165
Weyerhaeuser Co.	29,720	946,879
Winthrop Realty Trust	3,600	54,252
Workspace Group plc	11,700	119,970
WP Carey, Inc. (b)	9,451	602,690

		141,561,480

Real Estate Management & Development—1.0%
Aeon Mall Co., Ltd.	22,047	421,392
Allreal Holding AG (a)	1,100	142,389
Azrieli Group	4,100	140,801
BUWOG AG (a) (b)	5,750	113,550
CA Immobilien Anlagen AG (a)	8,982	178,820
Capital & Counties Properties plc	81,500	433,004
CapitaLand, Ltd.	528,250	1,323,541
Castellum AB	18,400	278,915
CBRE Group, Inc. - Class A (a)	15,715	467,364

MIST-14

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Cheung Kong Holdings, Ltd.	132,500	$2,172,860
City Developments, Ltd. (b)	104,550	787,135
Citycon Oyj	27,850	92,856
Conwert Immobilien Invest SE (a) (b)	6,850	77,843
Daejan Holdings plc	550	43,482
Daito Trust Construction Co., Ltd.	6,944	820,674
Daiwa House Industry Co., Ltd. (b)	56,810	1,020,270
Deutsche Annington Immobilien SE	8,895	257,219
Deutsche Euroshop AG	5,150	222,761
Deutsche Wohnen AG	59,406	1,269,481
Development Securities plc	14,000	44,561
DIC Asset AG	3,800	32,027
Dios Fastigheter AB (b)	5,282	38,849
DO Deutsche Office AG (a)	7,250	27,658
Fabege AB	14,850	188,604
Fastighets AB Balder - B Shares (a)	10,150	128,423
First Capital Realty, Inc. (b)	9,400	146,965
Forest City Enterprises, Inc. - Class A (a)	16,950	331,542
GAGFAH S.A. (a)	24,200	449,449
Global Logistic Properties, Ltd.	628,868	1,334,475
Grainger plc	46,050	138,395
Hang Lung Properties, Ltd.	463,750	1,314,592
Helical Bar plc	11,100	62,972
Hemfosa Fastigheter AB (a)	4,412	68,827
Henderson Land Development Co., Ltd.	226,260	1,466,073
Hongkong Land Holdings, Ltd.	130,750	887,406
Hufvudstaden AB - A Shares	12,450	154,628
Hulic Co., Ltd.	55,917	591,929
Hysan Development Co., Ltd.	130,700	604,644
IMMOFINANZ AG (a)	91,491	258,688
Inmobiliaria Colonial S.A. (a)	181,259	127,917
Keppel Land, Ltd.	145,500	398,759
Kerry Properties, Ltd.	133,350	446,776
Killam Properties, Inc. (b)	5,800	53,601
Klovern AB	8,400	40,498
Kungsleden AB (b)	20,420	121,172
LEG Immobilien AG (a)	5,500	381,002
Lend Lease Group	52,236	656,355
Mitsubishi Estate Co., Ltd.	262,094	5,904,537
Mitsui Fudosan Co., Ltd.	186,468	5,718,141
Mobimo Holding AG (a)	700	135,494
New World Development Co., Ltd.	1,054,175	1,228,884
Nomura Real Estate Holdings, Inc.	25,359	435,978
Norwegian Property ASA (a) (b)	58,450	87,358
NTT Urban Development Corp.	23,191	244,244
PSP Swiss Property AG (a)	4,509	378,118
Quintain Estates & Development plc (a)	54,000	77,845
Schroder Real Estate Investment Trust, Ltd.	52,900	48,865
Sino Land Co., Ltd.	617,850	961,205
Sponda Oyj	25,948	117,307
St. Modwen Properties plc	19,750	117,427
Sumitomo Realty & Development Co., Ltd.	82,795	2,949,504
Sun Hung Kai Properties, Ltd.	328,628	4,649,728
Swire Pacific, Ltd. - Class A	60,400	779,732
Swire Properties, Ltd.	243,050	759,846
Swiss Prime Site AG (a)	11,710	869,633
TAG Immobilien AG (b)	13,850	156,531

Real Estate Management & Development—(Continued)
Technopolis plc	10,650	54,068
Tokyo Tatemono Co., Ltd.	84,450	683,857
Tokyu Fudosan Holdings Corp.	45,939	315,248
UNITE Group plc	22,550	155,096
UOL Group, Ltd.	94,300	487,822
Wallenstam AB - B Shares	11,250	169,774
Wharf Holdings, Ltd.	313,550	2,232,276
Wheelock & Co., Ltd.	86,800	414,044
Wihlborgs Fastigheter AB	7,400	126,899
Wing Tai Holdings, Ltd.	42,900	59,322

		51,079,927

Road & Rail—0.4%
Asciano, Ltd.	92,995	490,649
Aurizon Holdings, Ltd.	204,289	808,793
Central Japan Railway Co.	13,784	1,857,502
ComfortDelGro Corp., Ltd.	192,700	361,983
CSX Corp.	56,270	1,804,016
DSV A/S	17,215	483,627
East Japan Railway Co.	32,126	2,409,464
Hankyu Hanshin Holdings, Inc.	109,000	633,937
Kansas City Southern	6,190	750,228
Keikyu Corp.	44,373	370,813
Keio Corp.	54,672	404,547
Keisei Electric Railway Co., Ltd.	25,811	258,595
Kintetsu Corp.	172,710	581,338
MTR Corp., Ltd.	138,200	542,053
Nagoya Railroad Co., Ltd. (b)	80,000	321,078
Nippon Express Co., Ltd.	80,307	336,838
Norfolk Southern Corp.	17,440	1,946,304
Odakyu Electric Railway Co., Ltd. (b)	59,552	544,937
Ryder System, Inc.	3,000	269,910
Tobu Railway Co., Ltd.	97,045	488,731
Tokyu Corp.	108,569	712,235
Union Pacific Corp.	50,590	5,484,968
West Japan Railway Co.	15,740	703,332

		22,565,878

Semiconductors & Semiconductor Equipment—0.6%
Advantest Corp. (b)	15,207	196,227
Altera Corp.	17,390	622,214
Analog Devices, Inc.	17,640	873,004
Applied Materials, Inc.	68,660	1,483,742
ARM Holdings plc	134,668	1,962,218
ASM Pacific Technology, Ltd.	23,000	227,800
ASML Holding NV	34,167	3,391,119
Avago Technologies, Ltd.	14,161	1,232,007
Broadcom Corp. - Class A	30,235	1,222,099
First Solar, Inc. (a)	4,270	281,009
Infineon Technologies AG	107,769	1,115,337
Intel Corp. (d)	279,070	9,717,217
KLA-Tencor Corp.	9,270	730,291
Lam Research Corp.	9,147	683,281
Linear Technology Corp.	13,380	593,938
Microchip Technology, Inc. (b)	11,230	530,393
Micron Technology, Inc. (a)	60,270	2,064,850

MIST-15

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
NVIDIA Corp.	28,970	$534,496
Rohm Co., Ltd.	9,278	584,380
STMicroelectronics NV	60,770	467,395
Texas Instruments, Inc.	60,130	2,867,600
Tokyo Electron, Ltd.	16,425	1,067,519
Xilinx, Inc.	15,080	638,638

		33,086,774

Software—1.0%
Adobe Systems, Inc. (a)	26,620	1,841,838
Autodesk, Inc. (a)	12,815	706,106
CA, Inc.	18,045	504,177
Citrix Systems, Inc. (a)	9,270	661,322
Dassault Systemes S.A.	12,058	771,753
Electronic Arts, Inc. (a)	17,580	626,024
Gemalto NV (b)	7,600	696,402
GungHo Online Entertainment, Inc. (b)	38,539	184,027
Intuit, Inc.	15,995	1,401,962
Konami Corp. (b)	9,603	200,320
Microsoft Corp. (d)	464,455	21,532,134
Nexon Co., Ltd.	12,598	104,010
NICE Systems, Ltd.	5,583	227,173
Nintendo Co., Ltd.	10,187	1,108,749
Oracle Corp. (d)	183,310	7,017,107
Oracle Corp. Japan	3,633	141,841
Red Hat, Inc. (a)	10,635	597,155
Sage Group plc (The)	104,256	616,323
Salesforce.com, Inc. (a)	32,460	1,867,424
SAP SE	88,069	6,350,701
Symantec Corp.	38,900	914,539
Trend Micro, Inc.	10,124	342,761
Xero, Ltd. (a)	6,099	102,969

		48,516,817

Specialty Retail—0.6%
ABC-Mart, Inc.	2,600	132,754
AutoNation, Inc. (a)	4,405	221,616
AutoZone, Inc. (a)	1,835	935,226
Bed Bath & Beyond, Inc. (a) (b)	11,375	748,816
Best Buy Co., Inc.	16,345	549,029
CarMax, Inc. (a) (b)	12,350	573,658
Dixons Carphone plc	94,373	559,635
Fast Retailing Co., Ltd.	5,079	1,702,010
GameStop Corp. - Class A (b)	6,345	261,414
Gap, Inc. (The)	15,440	643,694
Hennes & Mauritz AB - B Shares	90,751	3,765,365
Hikari Tsushin, Inc.	1,600	113,853
Home Depot, Inc. (The)	75,870	6,960,314
Inditex S.A.	104,265	2,872,358
Kingfisher plc	227,136	1,190,446
L Brands, Inc.	13,840	927,003
Lowe’s Cos., Inc.	55,620	2,943,410
Nitori Holdings Co., Ltd.	6,600	408,889
O’Reilly Automotive, Inc. (a)	5,865	881,861
PetSmart, Inc.	5,580	391,102
Ross Stores, Inc.	11,840	894,867

Specialty Retail—(Continued)
Sanrio Co., Ltd. (b)	4,726	136,742
Shimamura Co., Ltd. (b)	2,200	202,336
Sports Direct International plc (a) (b)	25,741	256,896
Staples, Inc. (b)	36,285	439,049
Tiffany & Co.	6,320	608,679
TJX Cos., Inc. (The)	39,050	2,310,589
Tractor Supply Co.	7,735	475,780
Urban Outfitters, Inc. (a)	5,750	211,025
USS Co., Ltd.	20,960	321,887
Yamada Denki Co., Ltd. (b)	83,140	242,742

		32,883,045

Technology Hardware, Storage & Peripherals—1.0%
Apple, Inc. (d)	337,581	34,011,286
Brother Industries, Ltd.	22,546	417,567
Canon, Inc.	108,433	3,526,504
EMC Corp.	114,310	3,344,711
FUJIFILM Holdings Corp.	44,253	1,354,740
Hewlett-Packard Co.	105,110	3,728,252
Konica Minolta, Inc.	45,753	495,703
NEC Corp.	248,087	858,369
NetApp, Inc.	17,970	771,991
Ricoh Co., Ltd.	67,478	725,549
SanDisk Corp.	12,655	1,239,557
Seagate Technology plc	18,360	1,051,477
Seiko Epson Corp.	12,400	596,325
Western Digital Corp.	12,395	1,206,281

		53,328,312

Textiles, Apparel & Luxury Goods—0.5%
Adidas AG	19,998	1,495,820
Asics Corp.	15,878	357,853
Burberry Group plc	42,471	1,036,002
Christian Dior S.A.	5,223	873,405
Cie Financiere Richemont S.A.	49,895	4,088,780
Coach, Inc.	15,450	550,174
Fossil Group, Inc. (a)	2,599	244,046
Hugo Boss AG	3,055	381,674
Kering	7,240	1,457,057
Li & Fung, Ltd.	558,300	633,219
Luxottica Group S.p.A.	16,023	832,563
LVMH Moet Hennessy Louis Vuitton S.A.	26,689	4,326,311
Michael Kors Holdings, Ltd. (a)	11,597	827,910
NIKE, Inc. - Class B	39,690	3,540,348
Pandora A/S	9,952	778,333
PVH Corp.	4,708	570,374
Ralph Lauren Corp.	3,495	575,731
Swatch Group AG (The)	4,743	415,146
Swatch Group AG (The) - Bearer Shares	2,950	1,397,715
Under Armour, Inc. - Class A (a)	9,372	647,605
VF Corp.	19,400	1,280,982
Yue Yuen Industrial Holdings, Ltd.	70,600	215,215

		26,526,263

MIST-16

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—0.0%
Hudson City Bancorp, Inc.	27,085	$263,266
People’s United Financial, Inc. (b)	17,395	251,706

		514,972

Tobacco—0.6%
Altria Group, Inc.	111,725	5,132,647
British American Tobacco plc	180,325	10,135,866
Imperial Tobacco Group plc	92,019	3,958,288
Japan Tobacco, Inc.	105,142	3,422,396
Lorillard, Inc.	20,290	1,215,574
Philip Morris International, Inc. (d)	88,005	7,339,617
Reynolds American, Inc.	17,380	1,025,420
Swedish Match AB	19,297	623,082

		32,852,890

Trading Companies & Distributors—0.3%
Brenntag AG	14,817	727,490
Bunzl plc	31,973	830,705
Fastenal Co.	15,350	689,215
ITOCHU Corp.	144,010	1,761,007
Marubeni Corp.	157,709	1,080,342
Mitsubishi Corp.	134,385	2,754,329
Mitsui & Co., Ltd.	166,105	2,621,089
Noble Group, Ltd.	411,000	417,670
Rexel S.A.	25,732	478,631
Sumitomo Corp. (b)	107,613	1,188,521
Toyota Tsusho Corp.	20,326	495,745
Travis Perkins plc	23,601	633,388
United Rentals, Inc. (a)	5,400	599,940
Wolseley plc	25,409	1,334,916
WW Grainger, Inc.	3,420	860,643

		16,473,631

Transportation Infrastructure—0.1%
Abertis Infraestructuras S.A.	38,639	760,483
Aeroports de Paris	2,837	339,107
Atlantia S.p.A.	39,466	971,040
Auckland International Airport, Ltd.	91,033	273,376
Fraport AG Frankfurt Airport Services Worldwide (b)	3,556	233,690
Groupe Eurotunnel S.A.	44,685	544,362
Hutchison Port Holdings Trust - Class U	541,202	377,636
Kamigumi Co., Ltd.	21,677	205,661
Mitsubishi Logistics Corp. (b)	11,300	162,346
Sydney Airport	103,798	386,877
Transurban Group	165,896	1,119,082

		5,373,660

Water Utilities—0.0%
Severn Trent plc	22,948	695,432
United Utilities Group plc	65,013	847,581

		1,543,013

Security Description	Shares/ Principal Amount*	Value

Wireless Telecommunication Services—0.4%
KDDI Corp.	55,728	3,353,365
Millicom International Cellular S.A. (b)	6,365	509,699
NTT DoCoMo, Inc. (b)	146,028	2,438,853
SoftBank Corp.	91,832	6,446,313
StarHub, Ltd.	57,000	183,784
Tele2 AB - B Shares	30,588	368,847
Vodafone Group plc	2,527,061	8,330,019

		21,630,880

Total Common Stocks (Cost $1,783,827,780)		2,333,710,680

U.S. Treasury & Government Agencies—24.0%

Federal Agencies—2.6%
Federal Home Loan Bank 4.750%, 12/16/16	1,785,000	1,941,507
Federal Home Loan Mortgage Corp. 0.750%, 11/25/14	24,845,000	24,871,087
0.750%, 01/12/18 (b)	10,255,000	10,054,915
2.000%, 08/25/16	3,900,000	4,003,416
2.375%, 01/13/22 (b)	16,225,000	16,131,187
4.375%, 07/17/15	4,305,000	4,447,478
6.250%, 07/15/32 (b)	2,480,000	3,453,866
Federal National Mortgage Association 0.500%, 05/27/15 (b)	6,510,000	6,524,934
0.500%, 03/30/16	12,850,000	12,859,830
0.875%, 02/08/18 (b)	20,645,000	20,315,609
1.250%, 01/30/17	14,970,000	15,108,428
2.375%, 04/11/16 (b)	966,000	994,405
5.250%, 09/15/16 (b)	5,445,000	5,929,763
5.375%, 06/12/17	756,000	843,621
6.625%, 11/15/30	1,650,000	2,344,566
7.250%, 05/15/30 (b)	1,941,000	2,887,013

		132,711,625

U.S. Treasury—21.4%
U.S. Treasury Bonds 2.750%, 08/15/42 (b)	8,785,000	8,049,256
2.875%, 05/15/43	11,089,000	10,387,277
3.125%, 11/15/41 (b)	15,840,000	15,711,300
3.125%, 02/15/42 (b)	5,645,000	5,589,431
3.125%, 02/15/43 (b)	8,925,000	8,793,910
3.500%, 02/15/39	7,482,000	7,960,145
3.625%, 08/15/43 (b)	13,361,000	14,442,413
3.750%, 08/15/41 (b)	8,025,000	8,909,002
4.250%, 05/15/39 (b)	1,235,000	1,477,369
4.375%, 11/15/39 (b)	8,320,000	10,151,698
4.375%, 05/15/40 (b)	6,650,000	8,131,700
4.375%, 05/15/41	7,495,000	9,193,082
4.750%, 02/15/41	1,780,000	2,305,655
5.375%, 02/15/31 (b)	14,855,000	19,661,989
6.000%, 02/15/26 (b)	14,292,000	19,075,361
6.250%, 08/15/23 (b)	4,620,000	6,046,425
6.250%, 05/15/30 (b)	1,815,000	2,592,615
7.250%, 05/15/16 (b)	13,085,000	14,515,151
8.875%, 02/15/19 (b)	2,158,000	2,822,934

MIST-17

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 0.250%, 05/15/15 (b)	11,503,000	$11,516,482
0.375%, 04/15/15 (b)	11,636,000	11,655,548
0.375%, 01/31/16 (b)	6,295,000	6,304,096
0.625%, 11/30/17	19,755,000	19,398,481
0.750%, 12/31/17	19,375,000	19,066,201
0.750%, 03/31/18	30,165,000	29,542,847
0.875%, 11/30/16 (b)	17,792,000	17,857,332
0.875%, 01/31/17 (b)	21,673,700	21,714,338
0.875%, 02/28/17 (b)	17,235,000	17,252,511
0.875%, 01/31/18	63,035,000	62,202,749
1.000%, 09/30/16 (b)	17,635,000	17,767,262
1.000%, 05/31/18 (b)	36,865,000	36,314,900
1.250%, 08/31/15 (b)	10,136,800	10,242,527
1.250%, 11/30/18	16,530,000	16,302,712
1.250%, 01/31/19 (b)	6,545,000	6,435,064
1.250%, 04/30/19 (b)	56,744,000	55,609,120
1.375%, 06/30/18 (b)	21,010,000	20,949,260
1.500%, 08/31/18 (b)	39,415,000	39,396,514
1.500%, 01/31/19	5,070,000	5,038,312
1.500%, 05/31/19 (b)	21,238,200	21,017,514
1.625%, 11/15/22	16,550,000	15,641,041
1.750%, 07/31/15	35,965,000	36,456,713
1.750%, 05/15/23 (b)	47,565,000	45,082,678
1.875%, 10/31/17 (b)	13,345,000	13,636,922
2.000%, 01/31/16	34,235,000	35,018,673
2.000%, 04/30/16 (b)	21,417,000	21,953,260
2.000%, 11/15/21 (b)	17,230,000	16,962,125
2.000%, 02/15/22 (b)	9,370,000	9,203,102
2.000%, 02/15/23 (b)	9,615,000	9,330,309
2.125%, 12/31/15	17,680,000	18,093,677
2.125%, 08/15/21	11,970,000	11,910,150
2.250%, 11/30/17 (b)	16,220,000	16,745,885
2.375%, 07/31/17	15,830,100	16,418,790
2.500%, 05/15/24	9,737,000	9,743,086
2.625%, 01/31/18	18,655,000	19,476,977
2.625%, 08/15/20	21,945,000	22,685,644
2.625%, 11/15/20	15,004,000	15,472,875
2.750%, 02/15/19	33,793,000	35,366,470
3.125%, 10/31/16	28,880,000	30,351,089
3.125%, 01/31/17	14,130,000	14,893,896
3.250%, 07/31/16 (b)	18,515,000	19,433,511
3.500%, 05/15/20 (b)	9,995,000	10,832,081
3.625%, 02/15/20 (b)	11,270,000	12,285,179
3.625%, 02/15/21 (b)	16,280,000	17,760,471

		1,096,155,087

Total U.S. Treasury & Government Agencies (Cost $1,245,709,199)		1,228,866,712

Investment Company Securities—10.5%
F&C Commercial Property Trust, Ltd.	55,550	112,992
F&C UK Real Estate Investment, Ltd.	24,550	36,134
iShares Core MSCI Emerging Markets ETF	996,640	49,871,866
Security Description	Shares/ Principal Amount*	Value
iShares MSCI EAFE ETF (b)	33,488	2,147,251
Medicx Fund, Ltd.	39,233	53,119
Picton Property Income, Ltd.	49,250	51,097
SPDR S&P 500 ETF Trust	2,308,321	454,785,403
Standard Life Investment Property Income Trust plc	23,640	30,087
UK Commercial Property Trust, Ltd.	45,650	59,864
Vanguard Small-Cap ETF (b)	281,890	31,185,491

Total Investment Company Securities (Cost $530,596,642)		538,333,304

Foreign Government—4.1%

Sovereign—4.1%
Australia Government Bonds 2.750%, 04/21/24 (AUD)	610,000	502,217
5.250%, 03/15/19 (AUD)	510,000	490,085
5.750%, 05/15/21 (AUD)	2,345,000	2,364,404
6.000%, 02/15/17 (AUD)	230,000	216,830
Austria Government Bonds 3.150%, 06/20/44 (144A) (EUR)	145,000	231,299
3.400%, 11/22/22 (144A) (EUR)	1,165,000	1,767,087
4.000%, 09/15/16 (144A) (EUR)	1,850,000	2,519,299
4.150%, 03/15/37 (144A) (EUR)	240,000	429,190
Belgium Government Bonds 3.750%, 09/28/20 (144A) (EUR)	335,000	505,208
4.250%, 09/28/21 (144A) (EUR)	900,000	1,414,045
4.250%, 03/28/41 (144A) (EUR)	435,000	766,912
5.000%, 03/28/35 (144A) (EUR)	175,000	325,331
5.500%, 09/28/17 (144A) (EUR)	900,000	1,323,388
5.500%, 03/28/28 (EUR)	815,000	1,505,364
Bundesobligation 0.250%, 04/13/18 (EUR)	390,000	497,057
Bundesrepublik Deutschland 1.500%, 05/15/23 (EUR)	470,000	631,798
2.000%, 01/04/22 (EUR)	1,505,000	2,105,636
2.000%, 08/15/23 (EUR)	765,000	1,067,379
2.500%, 01/04/21 (EUR)	2,715,000	3,894,796
2.500%, 07/04/44 (EUR)	405,000	587,606
3.250%, 07/04/42 (EUR)	135,000	223,473
4.000%, 07/04/16 (EUR)	2,270,000	3,070,805
4.250%, 07/04/39 (EUR)	920,000	1,727,543
5.500%, 01/04/31 (EUR)	1,310,000	2,595,730
Canadian Government Bonds 2.750%, 06/01/22 (CAD)	1,075,000	1,015,066
3.500%, 06/01/20 (CAD)	420,000	411,855
4.000%, 06/01/16 (CAD)	2,410,000	2,254,505
4.000%, 06/01/41 (CAD)	675,000	755,449
5.750%, 06/01/29 (CAD)	385,000	484,678
5.750%, 06/01/33 (CAD)	245,000	322,607
Denmark Government Bonds 1.500%, 11/15/23 (DKK)	2,355,000	419,996
4.000%, 11/15/15 (DKK)	500,000	88,682
4.000%, 11/15/19 (DKK)	3,690,000	745,645
4.500%, 11/15/39 (DKK)	1,645,000	426,127

MIST-18

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Finland Government Bond 3.500%, 04/15/21 (144A) (EUR)	1,120,000	$1,682,828
France Government Bond OAT 1.750%, 05/25/23 (EUR)	545,000	731,406
2.250%, 10/25/22 (EUR)	1,410,000	1,967,967
2.250%, 05/25/24 (EUR)	635,000	880,019
3.250%, 04/25/16 (EUR)	1,710,000	2,270,032
3.250%, 05/25/45 (EUR)	140,000	211,103
3.750%, 04/25/21 (EUR)	4,155,000	6,312,264
4.500%, 04/25/41 (EUR)	1,585,000	2,897,284
5.500%, 04/25/29 (EUR)	1,310,000	2,447,366
5.750%, 10/25/32 (EUR)	360,000	716,532
French Treasury Note BTAN 1.750%, 02/25/17 (EUR)	3,595,000	4,731,665
Ireland Government Bonds 4.500%, 04/18/20 (EUR)	415,000	631,675
5.400%, 03/13/25 (EUR)	445,000	748,717
Italy Buoni Poliennali Del Tesoro 3.750%, 04/15/16 (EUR)	3,305,000	4,390,615
3.750%, 03/01/21 (EUR)	4,625,000	6,645,414
5.000%, 08/01/39 (EUR)	1,170,000	1,844,090
5.250%, 08/01/17 (EUR)	2,605,000	3,718,294
5.250%, 11/01/29 (EUR)	3,195,000	5,144,790
5.500%, 11/01/22 (EUR)	1,830,000	2,908,551
Japan Government Five Year Bonds 0.200%, 06/20/17 (JPY)	86,750,000	793,270
0.300%, 09/20/18 (JPY)	491,950,000	4,515,641
Japan Government Ten Year Bonds 0.800%, 09/20/22 (JPY)	78,700,000	742,249
0.800%, 12/20/22 (JPY)	274,150,000	2,584,144
0.800%, 09/20/23 (JPY)	254,200,000	2,390,634
1.700%, 03/20/17 (JPY)	1,551,100,000	14,703,325
Japan Government Thirty Year Bonds 1.800%, 09/20/43 (JPY)	158,050,000	1,505,133
1.900%, 09/20/42 (JPY)	309,600,000	3,022,167
2.300%, 03/20/40 (JPY)	305,700,000	3,236,693
Japan Government Twenty Year Bonds 1.400%, 12/20/22 (JPY)	876,300,000	8,647,433
1.500%, 03/20/33 (JPY)	90,500,000	861,396
1.700%, 12/20/31 (JPY)	561,250,000	5,575,650
1.700%, 09/20/32 (JPY)	182,400,000	1,799,449
1.700%, 09/20/33 (JPY)	266,250,000	2,600,634
2.100%, 06/20/29 (JPY)	555,050,000	5,889,148
2.100%, 12/20/29 (JPY)	144,800,000	1,534,380
2.500%, 12/21/20 (JPY)	968,350,000	10,066,743
Mexican Bonos 6.500%, 06/10/21 (MXN)	15,375,000	1,193,667
7.250%, 12/15/16 (MXN)	12,170,000	965,587
7.750%, 11/13/42 (MXN)	3,375,000	275,287
10.000%, 11/20/36 (MXN)	4,580,000	460,977
Netherlands Government Bonds 2.250%, 07/15/22 (144A) (EUR)	565,000	793,658
3.750%, 01/15/42 (144A) (EUR)	435,000	774,422
4.500%, 07/15/17 (144A) (EUR)	2,305,000	3,275,859
5.500%, 01/15/28 (EUR)	925,000	1,749,959
Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Norway Government Bond 3.000%, 03/14/24 (NOK)	3,240,000	535,718
Poland Government Bonds 5.500%, 10/25/19 (PLN)	3,610,000	1,250,641
5.750%, 04/25/29 (PLN)	1,105,000	428,408
Singapore Government Bond 2.250%, 06/01/21 (SGD)	865,000	685,066
South Africa Government Bonds 8.250%, 09/15/17 (ZAR)	12,430,000	1,131,912
10.500%, 12/21/26 (ZAR)	4,640,000	478,585
Spain Government Bonds 3.150%, 01/31/16 (EUR)	2,940,000	3,855,219
4.000%, 04/30/20 (EUR)	2,190,000	3,200,388
4.200%, 01/31/37 (EUR)	650,000	943,621
4.400%, 10/31/23 (144A) (EUR)	445,000	676,116
4.700%, 07/30/41 (EUR)	425,000	659,293
5.850%, 01/31/22 (EUR)	1,895,000	3,111,573
6.000%, 01/31/29 (EUR)	770,000	1,337,340
Sweden Government Bond 4.500%, 08/12/15 (SEK)	660,000	94,855
Sweden Government Bonds 1.500%, 11/13/23 (SEK)	3,330,000	466,707
5.000%, 12/01/20 (SEK)	8,685,000	1,496,670
Switzerland Government Bond 4.000%, 02/11/23 (CHF)	415,000	565,316
United Kingdom Gilt 1.750%, 01/22/17 (GBP)	1,495,000	2,464,239
1.750%, 09/07/22 (GBP)	275,000	431,167
2.000%, 01/22/16 (GBP)	550,000	906,960
2.250%, 09/07/23 (GBP)	1,800,000	2,903,451
3.250%, 01/22/44 (GBP)	1,320,000	2,216,985
3.750%, 09/07/20 (GBP)	1,395,000	2,492,246
4.250%, 09/07/39 (GBP)	2,805,000	5,537,979
4.500%, 12/07/42 (GBP)	275,000	570,516
8.000%, 06/07/21 (GBP)	1,170,000	2,606,205

Total Foreign Government (Cost $227,740,309)		209,572,385

Preferred Stocks—0.1%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	5,227	424,942
Porsche Automobil Holding SE	14,646	1,172,494
Volkswagen AG	15,574	3,233,250

		4,830,686

Chemicals—0.0%
Fuchs Petrolub SE (b)	6,792	257,937

Household Products—0.0%
Henkel AG & Co. KGaA	17,031	1,700,673

Total Preferred Stocks (Cost $5,936,877)		6,789,296

MIST-19

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Purchased Options—0.1%

Security Description	Shares/ Principal Amount*	Value

Put Options—0.1%
S&P 500 Index, Strike Price $1,860, Expires 11/22/14	1,590	$2,496,300
S&P 500 Index, Strike Price $1,880, Expires 10/18/14	953	474,594

Total Purchased Options (Cost $6,041,859)		2,970,894

Rights—0.0%

Automobiles—0.0%
Fiat S.p.A., Expires 10/06/14 (a) (b)	83,470	0

Banks — 0.0%
Banco Bilbao Vizcaya Argentaria S.A., Expires 10/13/14 (a) (b)	563,885	56,265
Banco Popular Espanol S.A., Expires 10/13/14 (a)	167,319	2,325

		58,590

Real Estate Investment Trusts—0.0%
Beni Stabili S.p.A., Expires 10/17/14 (a)	85,907	1,790
Immobiliare Grande Distribuzione, Expires 10/17/14 (a)	15,596	3,339

		5,129

Total Rights (Cost $63,718)		63,719

Short-Term Investments—21.7%

Mutual Fund—9.7%
State Street Navigator Securities Lending MET Portfolio (f)	499,909,532	499,909,532

U.S. Treasury—0.7%
U.S. Treasury Bills 0.014%, 10/16/14 (g) (h)	35,500,000	35,499,778
0.056%, 11/13/14 (g) (h)	2,500,000	2,499,831

		37,999,609

Repurchase Agreement—11.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $582,173,857 on 10/01/14, collateralized by $589,350,000 U.S. Government Agency obligations with rates ranging from 0.750% - 4.875%, maturity dates ranging from 09/28/16 - 08/07/17 with a value of $593,821,782.	582,173,857	582,173,857

Total Short-Term Investments (Cost $1,120,082,998)		1,120,082,998

Total Investments—106.0% (Cost $4,919,999,382) (i)		5,440,389,988
Other assets and liabilities (net)—(6.0)%		(308,161,907)

Net Assets—100.0%		$5,132,228,081

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $515,160,362 and the collateral received consisted of cash in the amount of $499,909,532 and non-cash collateral with a value of $31,168,218. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent less than 0.05% of net assets.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2014, the market value of securities pledged was $106,698,341.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	The rate shown represents current yield to maturity.
(h)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of September 30, 2014, the market value of securities pledged was $7,982,753.
(i)	As of September 30, 2014, the aggregate cost of investments was $4,919,999,382. The aggregate unrealized appreciation and depreciation of investments were $619,767,017 and $(99,376,411), respectively, resulting in net unrealized appreciation of $520,390,606.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $16,628,127, which is 0.3% of net assets.

MIST-20

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(PLN)—	Polish Zloty
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(ZAR)—	South African Rand

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	17,774,000	BNP Paribas S.A.	12/15/14	$15,863,277	$(383,016)
AUD	13,748,000	HSBC Bank USA	12/15/14	12,557,698	(583,881)
CAD	5,866,000	Standard Chartered Bank	12/15/14	5,319,356	(90,855)
CHF	47,490,000	UBS AG	12/15/14	50,888,867	(1,110,374)
EUR	368,244	State Street Bank and Trust	10/16/14	464,727	426
EUR	462,385	State Street Bank and Trust	10/16/14	599,478	(15,411)
EUR	771,632	State Street Bank and Trust	10/16/14	998,635	(23,937)
EUR	1,182,195	State Street Bank and Trust	10/16/14	1,520,488	(27,181)
EUR	10,950,000	Barclays Bank plc	12/15/14	13,895,003	(57,309)
EUR	19,430,000	Royal Bank of Scotland plc	12/15/14	25,103,171	(549,165)
EUR	140,718,000	UBS AG	12/15/14	183,000,804	(5,173,180)
GBP	3,260,000	Standard Chartered Bank	12/15/14	5,241,461	40,070
JPY	7,961,688,000	BNP Paribas S.A.	12/15/14	75,015,707	(2,374,889)
JPY	2,896,817,000	Standard Chartered Bank	12/15/14	26,665,633	(235,664)

Contracts to Deliver
AUD	4,171,322	BNP Paribas S.A.	10/24/14	$3,803,870	$157,351
AUD	52,092,000	BNP Paribas S.A.	12/15/14	48,103,784	2,734,269
AUD	13,630,000	BNP Paribas S.A.	12/15/14	12,634,492	763,447
AUD	30,308,000	Royal Bank of Scotland plc	12/15/14	28,142,493	1,745,748
CAD	5,820,034	Goldman Sachs	10/10/14	5,303,427	107,850
CAD	5,866,000	Goldman Sachs	12/15/14	5,357,078	128,576
CHF	550,170	Barclays Bank plc	10/30/14	586,873	10,466
CHF	47,103,000	BNP Paribas S.A.	12/15/14	50,563,299	1,190,456
CHF	9,923,000	Goldman Sachs	12/15/14	10,942,031	540,852
CHF	27,836,000	Royal Bank of Scotland plc	12/15/14	30,449,812	1,272,424
DKK	8,981,007	State Street Bank and Trust	10/22/14	1,584,684	60,667
EUR	477,205	Citibank N.A.	10/16/14	605,239	2,451
EUR	522,065	JPMorgan Chase Bank N.A.	10/16/14	689,050	29,596
EUR	1,105,907	State Street Bank and Trust	10/16/14	1,433,798	36,856
EUR	767,577	State Street Bank and Trust	10/16/14	1,008,842	39,266
EUR	78,835,203	Credit Suisse International	10/23/14	104,080,679	4,494,388
EUR	187,490,000	Credit Suisse International	12/15/14	247,307,160	10,372,999
EUR	43,197,000	Credit Suisse International	12/15/14	57,825,823	3,237,071
GBP	391,148	Citibank N.A.	10/14/14	634,226	182
GBP	341,179	Credit Suisse International	10/14/14	570,154	17,110
GBP	11,507,669	JPMorgan Chase Bank N.A.	10/14/14	19,118,347	464,629
GBP	250,000	Royal Bank of Scotland plc	10/14/14	405,596	351
GBP	47,233,000	Goldman Sachs	12/15/14	76,172,187	(350,064)
JPY	70,884,124	Citibank N.A.	10/17/14	667,814	21,438
JPY	7,512,898,308	Goldman Sachs	10/17/14	71,669,496	3,161,131
JPY	108,497,395	Royal Bank of Scotland plc	10/17/14	1,011,206	21,844

MIST-21

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
JPY	22,221,131	Royal Bank of Scotland plc	10/17/14	$204,265	$1,635
JPY	6,462,489,000	BNP Paribas S.A.	12/15/14	62,368,100	3,405,668
JPY	643,885,000	Citibank N.A.	12/15/14	5,889,280	14,605
JPY	11,923,362,000	Goldman Sachs	12/15/14	112,930,944	4,144,620
MXN	39,192,729	Goldman Sachs	10/16/14	2,985,931	70,591
NOK	3,486,507	State Street Bank and Trust	10/22/14	553,906	11,617
PLN	5,627,068	State Street Bank and Trust	11/07/14	1,730,431	34,008
SEK	14,537,291	BNP Paribas S.A.	10/22/14	2,075,822	61,393
SEK	102,047,000	Barclays Bank plc	12/15/14	14,636,375	497,714
SGD	890,905	Standard Chartered Bank	10/17/14	703,947	5,587
ZAR	16,782,665	UBS AG	10/15/14	1,493,585	9,286

Net Unrealized Appreciation					$27,933,712

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index Futures	12/19/14	4,436	EUR	143,132,676	$(202,588)
MSCI EAFE Mini Index Futures	12/19/14	138	USD	13,089,475	(395,545)
TOPIX Index Futures	12/11/14	629	JPY	8,166,759,880	1,613,176
U.S. Treasury Note 10 Year Futures	12/19/14	60	USD	7,518,370	(39,933)
U.S. Treasury Note 5 Year Futures	12/31/14	1,571	USD	185,702,325	80,699
U.S. Treasury Ultra Long Bond Futures	12/19/14	66	USD	10,032,582	32,419

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	12/15/14	(33)	AUD	(3,923,406)	(55,161)
Canadian 10 Year Treasury Bond Futures	12/18/14	(34)	CAD	(4,567,477)	(34,683)
Euro Bobl Futures	12/08/14	(225)	EUR	(28,681,900)	(126,431)
Euro Bund Futures	12/08/14	(156)	EUR	(23,229,853)	(155,794)
Euro Buxl 30 Year Bond Futures	12/08/14	(70)	EUR	(9,924,516)	(54,922)
FTSE 100 Index Futures	12/19/14	(323)	GBP	(21,837,803)	813,880
Hang Seng Index Futures	10/30/14	(180)	HKD	(212,328,900)	894,917
Japanese 10 Year Bond Futures	12/11/14	(75)	JPY	(10,921,740,500)	(148,252)
SPI 200 Futures	12/18/14	(528)	AUD	(71,856,047)	1,856,558
United Kingdom Long Gilt Bond Futures	12/29/14	(161)	GBP	(18,059,780)	(252,510)

Net Unrealized Appreciation					$3,825,830

Swap Agreements

Total Return Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Depreciation
Pay	1-Month USD-LIBOR	1.0000%	03/16/15	UBS AG	Russell 2000 Total Return Index	USD	75,569,231	$(2,891,215)	$—	$(2,891,215)
Pay	1-Month USD-LIBOR	1.0000%	04/15/15	UBS AG	Russell 2000 Total Return Index	USD	258,467	(9,889)	—	(9,889)
Pay	1-Month USD-LIBOR	0.5535%	05/15/15	Deutsche Bank AG	FTSE EPRA/NAREIT Developed ex U.S Index	USD	14,275,868	(447,181)	—	(447,181)
Pay	1-Month USD-LIBOR	0.4235%	06/15/15	Bank of America N.A.	SPDR S&P 500 ETF Trust Index	USD	14,715,141	(150,094)	—	(150,094)

MIST-22

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Depreciation
Receive	1-Month USD-LIBOR	0.5065%	10/20/15	Deutsche Bank AG	FTSE EPRA/NAREIT Global TR USD Index	USD	26,381,012	$(124,180)	$—	$(124,180)
Pay	3-Month USD-LIBOR	0.3049%	02/26/15	Goldman Sachs & Co.	S&P 400 Midcap Total Return	USD	333,005	(13,273)	—	(13,273)
Pay	3-Month USD-LIBOR	1.0000%	02/26/15	Goldman Sachs & Co.	Russell 2000 Total Return Index	USD	53,122,784	(2,806,437)	—	(2,806,437)
Pay	3-Month USD-LIBOR	0.3744%	03/16/15	Goldman Sachs & Co.	S&P 400 Mid Cap Total Return Index	USD	157,979,132	(4,904,289)	—	(4,904,289)
Pay	3-Month USD-LIBOR	0.3241%	03/19/15	Goldman Sachs & Co.	S&P 400 Mid Cap Total Return Index	USD	15,974,264	(640,585)	—	(640,585)
Pay	3-Month USD-LIBOR	1.0000%	03/19/15	Goldman Sachs & Co.	Russell 2000 Total Return Index	USD	14,456,607	(769,277)	—	(769,277)
N/A	N/A	0.1100%	12/15/14	JPMorgan Chase Bank N.A.	Bloomberg Commodity Index 2 Month Forward	USD	140,550,226	(3,351,657)	—	(3,351,657)

Totals								$(16,108,077)	$—	$(16,108,077)

Centrally Cleared Interest Rate Swap Agreements
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Depreciation
Pay	3-Month USD-LIBOR	2.670%	09/29/24	USD	1,290,000,000	$(601,268)

OTC Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation
Markit CDX North America High Yield Index, Series 22	5.000%	06/20/19	Morgan Stanley Capital Services LLC	3.532%	USD	56,842,637	$3,439,444	$2,921,712	$517,732
Markit CDX North America High Yield Index, Series 22	5.000%	06/20/19	Morgan Stanley Capital Services LLC	3.532%	USD	43,725,106	2,645,726	2,623,506	22,220
Markit CDX North America High Yield Index, Series 22	5.000%	06/20/19	Morgan Stanley Capital Services LLC	3.532%	USD	43,725,106	2,645,726	2,623,506	22,220
Markit CDX North America High Yield Index, Series 22	5.000%	06/20/19	Morgan Stanley Capital Services LLC	3.532%	USD	30,607,577	1,852,008	1,560,986	291,022
Markit CDX North America High Yield Index, Series 22	5.000%	06/20/19	Morgan Stanley Capital Services LLC	3.532%	USD	28,237,674	1,708,610	1,383,646	324,964

Totals							$12,291,514	$11,113,356	$1,178,158

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter

MIST-23

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$26,050,417	$13,186,066	$—	$39,236,483
Air Freight & Logistics	7,315,806	4,874,739	—	12,190,545
Airlines	3,144,208	2,558,237	—	5,702,445
Auto Components	3,715,268	14,541,373	—	18,256,641
Automobiles	6,372,086	43,653,282	—	50,025,368
Banks	59,700,130	168,618,963	0	228,319,093
Beverages	21,706,685	29,882,932	—	51,589,617
Biotechnology	28,672,232	4,729,366	—	33,401,598
Building Products	737,498	7,493,275	—	8,230,773
Capital Markets	22,484,643	23,934,860	—	46,419,503
Chemicals	25,289,408	40,047,281	—	65,336,689
Commercial Services & Supplies	4,400,220	6,723,134	—	11,123,354

MIST-24

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Communications Equipment	$16,473,725	$7,537,566	$—	$24,011,291
Construction & Engineering	1,400,000	8,976,833	—	10,376,833
Construction Materials	895,528	7,233,180	—	8,128,708
Consumer Finance	9,121,528	633,706	—	9,755,234
Containers & Packaging	1,976,397	1,870,327	—	3,846,724
Distributors	755,622	343,136	—	1,098,758
Diversified Consumer Services	479,259	208,647	—	687,906
Diversified Financial Services	19,871,316	12,322,746	—	32,194,062
Diversified Telecommunication Services	24,021,681	38,873,345	—	62,895,026
Electric Utilities	16,773,095	20,413,235	—	37,186,330
Electrical Equipment	5,707,088	16,408,396	—	22,115,484
Electronic Equipment, Instruments & Components	4,033,666	15,133,123	—	19,166,789
Energy Equipment & Services	18,150,181	6,299,611	—	24,449,792
Food & Staples Retailing	21,935,657	21,439,663	—	43,375,320
Food Products	16,437,995	46,927,092	—	63,365,087
Gas Utilities	345,518	6,721,902	—	7,067,420
Health Care Equipment & Supplies	20,220,426	8,687,901	—	28,908,327
Health Care Providers & Services	21,349,775	5,528,031	—	26,877,806
Health Care Technology	1,016,264	297,688	—	1,313,952
Hotels, Restaurants & Leisure	16,007,369	14,338,345	—	30,345,714
Household Durables	3,744,123	8,978,490	—	12,722,613
Household Products	18,900,625	8,550,869	—	27,451,494
Independent Power and Renewable Electricity Producers	1,110,809	791,017	—	1,901,826
Industrial Conglomerates	23,110,022	19,004,303	—	42,114,325
Insurance	27,463,210	65,083,388	—	92,546,598
Internet & Catalog Retail	12,959,041	1,065,789	—	14,024,830
Internet Software & Services	34,062,333	1,392,712	—	35,455,045
IT Services	32,475,443	5,523,947	—	37,999,390
Leisure Products	935,107	2,018,960	—	2,954,067
Life Sciences Tools & Services	4,548,538	1,132,026	—	5,680,564
Machinery	15,492,955	31,122,027	—	46,614,982
Marine	—	3,499,226	—	3,499,226
Media	34,644,522	18,544,145	—	53,188,667
Metals & Mining	4,819,875	43,454,930	—	48,274,805
Multi-Utilities	11,339,945	18,083,135	—	29,423,080
Multiline Retail	6,758,836	4,207,074	—	10,965,910
Oil, Gas & Consumable Fuels	77,741,422	77,110,190	—	154,851,612
Paper & Forest Products	1,147,431	1,435,663	—	2,583,094
Personal Products	1,257,878	6,940,232	—	8,198,110
Pharmaceuticals	61,507,991	117,759,868	—	179,267,859
Professional Services	1,893,239	7,163,130	—	9,056,369
Real Estate Investment Trusts	90,216,280	51,345,200	—	141,561,480
Real Estate Management & Development	1,869,105	49,210,822	—	51,079,927
Road & Rail	10,255,426	12,310,452	—	22,565,878
Semiconductors & Semiconductor Equipment	24,074,779	9,011,995	—	33,086,774
Software	37,669,788	10,847,029	—	48,516,817
Specialty Retail	20,977,132	11,905,913	—	32,883,045
Technology Hardware, Storage & Peripherals	45,353,555	7,974,757	—	53,328,312
Textiles, Apparel & Luxury Goods	8,237,170	18,289,093	—	26,526,263
Thrifts & Mortgage Finance	514,972	—	—	514,972
Tobacco	14,713,258	18,139,632	—	32,852,890
Trading Companies & Distributors	2,149,798	14,323,833	—	16,473,631
Transportation Infrastructure	—	5,373,660	—	5,373,660

MIST-25

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Water Utilities	$—	$1,543,013	$—	$1,543,013
Wireless Telecommunication Services	—	21,630,880	—	21,630,880
Total Common Stocks	1,058,505,299	1,275,205,381	0	2,333,710,680
Total U.S. Treasury & Government Agencies*	—	1,228,866,712	—	1,228,866,712
Total Investment Company Securities	537,990,011	343,293	—	538,333,304
Total Foreign Government*	—	209,572,385	—	209,572,385
Total Preferred Stocks*	—	6,789,296	—	6,789,296
Total Purchased Options*	2,970,894	—	—	2,970,894
Total Rights*	63,719	—	—	63,719
Short-Term Investments
Mutual Fund	499,909,532	—	—	499,909,532
U.S. Treasury	—	37,999,609	—	37,999,609
Repurchase Agreement	—	582,173,857	—	582,173,857
Total Short-Term Investments	499,909,532	620,173,466	—	1,120,082,998
Total Investments	$2,099,439,455	$3,340,950,533	$0	$5,440,389,988

Collateral for Securities Loaned (Liability)	$—	$(499,909,532)	$—	$(499,909,532)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$38,908,638	$—	$38,908,638
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(10,974,926)	—	(10,974,926)
Total Forward Contracts	$—	$27,933,712	$—	$27,933,712
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,291,649	$—	$—	$5,291,649
Futures Contracts (Unrealized Depreciation)	(1,465,819)	—	—	(1,465,819)
Total Futures Contracts	$3,825,830	$—	$—	$3,825,830
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(601,268)	$—	$(601,268)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$12,291,514	$—	$12,291,514
OTC Swap Contracts at Value (Liabilities)	—	(16,108,077)	—	(16,108,077)
Total OTC Swap Contracts	$—	$(3,816,563)	$—	$(3,816,563)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $249,701 were due to the application of a systematic fair valuation model factor. Transfers from Level 2 to Level 1 in the amount of $1,518,090 were due to the discontinuation of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Balance as of September 30, 2014	Change in Unrealized Appreciation/ (Depreciation) from investments still held at September 30, 2014
Common Stocks
Banks	$—	$(243,139)	$243,139	$0	$(243,139)

Transfers into level 3 were due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MIST-26

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—22.8% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Federal Agencies—2.0%
Federal Home Loan Mortgage Corp. 1.000%, 06/29/17	240,000	$239,637
Federal National Mortgage Association 1.375%, 11/15/16	238,000	241,554

		481,191

U.S. Treasury—20.8%
U.S. Treasury Bonds 4.375%, 05/15/41 (a)	411,000	504,117
6.875%, 08/15/25	384,000	542,160
U.S. Treasury Notes
0.375%, 03/15/16 (a)	580,000	580,272
2.125%, 02/29/16	567,000	581,485
2.125%, 08/31/20	980,000	985,206
2.250%, 07/31/18 (b)	1,736,000	1,785,775

		4,979,015

Total U.S. Treasury & Government Agencies (Cost $5,461,208)		5,460,206

Investment Company Securities—8.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,000	591,100
iShares J.P. Morgan USD Emerging Markets Bond ETF	4,600	519,110
Vanguard Emerging Markets Government Bond ETF	4,000	315,280
Vanguard Intermediate-Term Corporate Bond ETF	7,000	600,390

Total Investment Company Securities (Cost $2,043,938)		2,025,880

Short-Term Investment—27.6%

Federal Agencies—21.6%
Federal Home Loan Bank 2.875%, 06/12/15	1,000,000	1,019,036
Federal Home Loan Mortgage Corp. 2.875%, 02/09/15	1,000,000	1,009,760
4.375%, 07/17/15	1,000,000	1,033,096
Federal National Mortgage Association 0.500%, 07/02/15	1,050,000	1,052,443
5.000%, 04/15/15	1,000,000	1,026,300

		5,140,635

U.S. Treasury—8.5%
U.S. Treasury Notes 0.250%, 03/31/15	2,029,000	2,030,982

Corporate Bonds & Notes—4.2%
European Investment Bank 1.125%, 04/15/15	1,000,000	1,005,020

Foreign Government—4.2%
KfW 1.000%, 01/12/15	1,000,000	1,002,230

Repurchase Agreement—27.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $6,606,248 on 10/01/14, collateralized by $6,730,000 U.S. Treasury Note at 0.250% due 08/15/15 with a value of $6,738,413.	6,606,248	6,606,248

Total Short-Term Investment (Cost $15,819,157)		15,785,115

Total Investments—97.4% (Cost $23,324,303) (c)		23,271,201
Other assets and liabilities (net)—2.6%		626,648

Net Assets—100.0%		$23,897,849

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2014, the market value of securities pledged was $818,180.
(b)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2014, the market value of securities pledged was $411,469.
(c)	As of September 30, 2014, the aggregate cost of investments was $23,324,303. The aggregate unrealized appreciation and depreciation of investments were $14,634 and $(67,736), respectively, resulting in net unrealized depreciation of $(53,102).
(ETF)—	Exchange Traded Fund

Futures Contracts
Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index Futures	12/19/14	16	EUR	514,263	$1,790
MSCI EAFE Mini Index Futures	12/19/14	41	USD	3,888,155	(116,770)

MIST-27

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Mini Index Futures	12/19/14	7	USD	374,066	$(23,121)
Russell 2000 Mini Index Futures	12/19/14	6	USD	700,516	(42,556)
S&P 500 E-Mini Index Futures	12/19/14	92	USD	9,143,844	(102,544)
S&P Midcap 400 E-Mini Index Futures	12/19/14	5	USD	715,712	(33,012)
U.S. Treasury Long Bond Futures	12/19/14	4	USD	552,320	(695)
U.S. Treasury Note 10 Year Futures	12/19/14	2	USD	250,723	(1,442)
U.S. Treasury Note 5 Year Futures	12/31/14	2	USD	237,442	(927)
Euro Currency Futures	12/15/14	(4)	USD	(646,650)	14,900
U.S. Treasury Note 2 Year Futures	12/31/14	(5)	USD	(1,094,318)	100

Net Unrealized Depreciation					$(304,277)

Swap Agreements

OTC Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	2.664%	07/18/24	Goldman Sachs & Co.	USD	750,000	$2,003	$—	$2,003

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	2.743%	04/16/24	USD	1,500,000	$17,332
Pay	3-Month USD-LIBOR	2.577%	05/19/24	USD	350,000	(1,523)
Pay	3-Month USD-LIBOR	2.681%	06/10/24	USD	400,000	1,982
Pay	3-Month USD-LIBOR	2.727%	06/13/24	USD	1,100,000	9,801
Pay	3-Month USD-LIBOR	2.647%	07/03/24	USD	800,000	1,204
Pay	3-Month USD-LIBOR	2.566%	08/15/24	USD	800,000	(5,434)
Pay	3-Month USD-LIBOR	2.541%	09/10/24	USD	800,000	(7,674)
Pay	3-Month USD-LIBOR	2.639%	09/29/24	USD	800,000	(938)

Total						$14,750

(EUR)—	Euro
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-28

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$5,460,206	$—	$5,460,206
Total Investment Company Securities	2,025,880	—	—	2,025,880
Total Short-Term Investment*	—	15,785,115	—	15,785,115
Total Investments	$2,025,880	$21,245,321	$—	$23,271,201

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$16,790	$—	$—	$16,790
Futures Contracts (Unrealized Depreciation)	(321,067)	—	—	(321,067)
Total Futures Contracts	$(304,277)	$—	$—	$(304,277)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$30,319	$—	$30,319
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(15,569)	—	(15,569)
Total Centrally Cleared Swap Contracts	$—	$14,750	$—	$14,750
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$2,003	$—	$2,003

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-29

Met Investors Series Trust

American Funds Balanced Allocation Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	13,861,373	$399,207,538
American Funds American Mutual Fund (Class R-6)	10,981,021	401,575,949
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	27,884,010	403,760,470
American Funds Bond Fund (Class 1) (a)	52,535,193	584,191,342
American Funds Fundamental Investors Fund (Class R-6)	7,416,457	400,933,660
American Funds Global Bond Fund (Class 1) (a)	11,899,568	143,865,776
American Funds Global Small Capitalization Fund (Class 1)	5,567,271	143,524,239
American Funds Growth Fund (Class 1)	5,746,717	449,967,922
American Funds Growth-Income Fund (Class 1)	8,661,655	450,319,418
American Funds High-Income Bond Fund (Class 1) (a)	17,257,824	193,632,789
American Funds International Fund (Class 1)	13,807,517	289,543,636
American Funds International Growth and Income Fund (Class 1) (a)	18,717,178	324,743,039

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1) (a)	6,406,853	143,897,920
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	47,151,336	583,733,538

Total Mutual Funds (Cost $4,160,085,636)		4,912,897,236

Total Investments—100.1% (Cost $4,160,085,636) (b)		4,912,897,236
Other assets and liabilities (net)—(0.1)%		(2,599,428)

Net Assets—100.0%		$4,910,297,808

(a)	Affiliated Issuer.
(b)	As of September 30, 2014, the aggregate cost of investments was $4,160,085,636. The aggregate unrealized appreciation and depreciation of investments were $760,419,664 and $(7,608,064), respectively, resulting in net unrealized appreciation of $752,811,600.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,912,897,236	$—	$—	$4,912,897,236
Total Investments	$4,912,897,236	$—	$—	$4,912,897,236

MIST-30

Met Investors Series Trust

American Funds Growth Allocation Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	12,728,496	$366,580,682
American Funds American Mutual Fund (Class R-6)	8,405,825	307,401,025
American Funds Blue Chip Income and Growth Fund (Class 1)	21,343,358	309,051,827
American Funds Bond Fund (Class 1)	8,093,800	90,003,055
American Funds Fundamental Investors Fund (Class R-6)	6,242,954	337,494,089
American Funds Global Bond Fund (Class 1)	4,876,554	58,957,539
American Funds Global Small Capitalization Fund (Class 1)	5,621,884	144,932,178
American Funds Growth Fund (Class 1)	4,302,579	336,891,923
American Funds Growth-Income Fund (Class 1)	5,891,128	306,279,759
American Funds High-Income Bond Fund (Class 1)	7,763,018	87,101,064
American Funds International Fund (Class 1)	11,179,100	234,425,725
American Funds International Growth and Income Fund (Class 1) (a)	14,668,639	254,500,891

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	5,212,996	117,083,891
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	4,841,061	59,932,340

Total Mutual Funds (Cost $2,382,083,732)		3,010,635,988

Total Investments—100.1% (Cost $2,382,083,732) (b)		3,010,635,988
Other assets and liabilities (net)—(0.1)%		(1,640,363)

Net Assets—100.0%		$3,008,995,625

(a)	Affiliated Issuer.
(b)	As of September 30, 2014, the aggregate cost of investments was $2,382,083,732. The aggregate unrealized appreciation and depreciation of investments were $629,470,986 and $(918,730), respectively, resulting in net unrealized appreciation of $628,552,256.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,010,635,988	$—	$—	$3,010,635,988
Total Investments	$3,010,635,988	$—	$—	$3,010,635,988

MIST-31

Met Investors Series Trust

American Funds Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (Cost $736,781,188)	13,807,345	$1,081,115,119

Total Investments—100.1% (Cost $736,781,188) (a)		1,081,115,119
Other assets and liabilities (net)—(0.1)%		(612,807)

Net Assets—100.0%		$1,080,502,312

(a)	As of September 30, 2014, the aggregate cost of investments was $736,781,188. The aggregate and net unrealized appreciation of investments was $344,333,931.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$1,081,115,119	$—	$—	$1,081,115,119
Total Investments	$1,081,115,119	$—	$—	$1,081,115,119

MIST-32

Met Investors Series Trust

American Funds Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	5,484,466	$157,952,617
American Funds American Mutual Fund (Class R-6)	7,783,838	284,654,947
American Funds Blue Chip Income and Growth Fund (Class 1)	17,474,437	253,029,843
American Funds Bond Fund (Class 1) (a)	48,098,311	534,853,214
American Funds Fundamental Investors Fund (Class R-6)	2,925,280	158,140,645
American Funds Global Bond Fund (Class 1)	7,663,776	92,655,048
American Funds Global Small Capitalization Fund (Class 1)	1,180,713	30,438,786
American Funds Growth Fund (Class 1)	2,019,651	158,138,710
American Funds Growth-Income Fund (Class 1)	5,472,538	284,517,257
American Funds High-Income Bond Fund (Class 1) (a)	13,824,281	155,108,436
American Funds International Fund (Class 1)	7,347,440	154,075,821
American Funds International Growth and Income Fund (Class 1) (a)	8,484,111	147,199,330

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	1,355,345	30,441,054
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	55,804,562	690,860,480

Total Mutual Funds (Cost $2,753,052,286)		3,132,066,188

Total Investments—100.1% (Cost $2,753,052,286) (b)		3,132,066,188
Other assets and liabilities (net)—(0.1)%		(1,700,873)

Net Assets—100.0%		$3,130,365,315

(a)	Affiliated Issuer.
(b)	As of September 30, 2014, the aggregate cost of investments was $2,753,052,286. The aggregate unrealized appreciation and depreciation of investments were $387,196,502 and $(8,182,600), respectively, resulting in net unrealized appreciation of $379,013,902.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,132,066,188	$—	$—	$3,132,066,188
Total Investments	$3,132,066,188	$—	$—	$3,132,066,188

MIST-33

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—23.8% of Net Assets

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—23.8%
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/18	376,301,268	$379,300,013
0.125%, 01/15/22	118,108,452	115,395,619
0.125%, 07/15/22	107,438,385	104,878,343
0.125%, 01/15/23	154,002,748	148,997,659
0.375%, 07/15/23	143,329,200	141,772,788
1.375%, 07/15/18	3,314,610	3,520,998
1.625%, 01/15/18	100,989,576	107,246,183
2.125%, 01/15/19	60,256,710	65,825,756
2.625%, 07/15/17	117,255,120	127,835,518

Total U.S. Treasury & Government Agencies (Cost $1,201,342,522)		1,194,772,877

Foreign Government—18.3%

Sovereign—18.3%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.750%, 04/15/18 (EUR)	76,124,125	101,044,499
Deutsche Bundesrepublik Inflation Linked Bonds 0.100%, 04/15/23 (EUR)	106,144,437	141,164,564
1.750%, 04/15/20 (EUR)	46,274,936	66,676,999
France Government Bond OAT 0.250%, 07/25/18 (EUR)	35,329,305	46,521,391
0.250%, 07/25/24 (EUR)	23,579,833	31,058,402
1.100%, 07/25/22 (EUR)	55,979,224	79,422,460
1.300%, 07/25/19 (EUR)	81,262,552	113,290,754
2.100%, 07/25/23 (EUR)	23,807,721	36,635,674
United Kingdom Gilt Inflation Linked 0.125%, 03/22/24 (GBP)	38,123,766	65,317,927
1.875%, 11/22/22 (GBP)	122,242,306	240,772,433

Total Foreign Government (Cost $941,966,850)		921,905,103

Short-Term Investments—55.6%

Mutual Funds—45.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.010% (a)	552,363,079	552,363,079
Dreyfus Treasury & Agency Cash Management, Institutional Class, 0.010% (a)	552,360,113	552,360,113
State Street Institutional Liquid Reserve Fund, Class I, 0.080% (a) (b)	143,328,190	143,328,190
State Street Institutional Treasury Plus Money Market Fund, Class I, 0.000% (a) (c)	476,437,656	476,437,656
UBS Select Treasury Preferred Fund, Institutional Class, 0.010% (a)	555,011,568	555,011,568

		2,279,500,606

U.S. Treasury—10.3%
U.S. Treasury Bills 0.015%, 11/28/14 (d)	96,503,000	$96,500,684
0.015%, 12/04/14 (b) (d)	54,455,000	54,453,530
0.017%, 01/29/15 (d)	102,923,000	102,917,030
0.022%, 02/05/15 (d)	266,467,000	266,445,949

		520,317,193

Total Short-Term Investments (Cost $2,799,767,044)		2,799,817,799

Total Investments—97.7% (Cost $4,943,076,416) (e)		4,916,495,779
Other assets and liabilities (net)—2.3%		113,813,109

Net Assets—100.0%		$5,030,308,888

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	The rate shown represents the annualized seven-day yield as of September 30, 2014.
(b)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2014, the market value of securities pledged was $165,948,438.
(c)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2014, the market value of securities pledged was $11,220,003.
(d)	The rate shown represents current yield to maturity.
(e)	As of September 30, 2014, the aggregate cost of investments was $4,943,076,416. The aggregate unrealized appreciation and depreciation of investments were $20,902,502 and $(47,483,139), respectively, resulting in net unrealized depreciation of $(26,580,637).
(EUR)—	Euro
(GBP)—	British Pound

MIST-34

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	6,702,026	Royal Bank of Scotland plc	12/17/14	$8,818,325	$(348,736)
EUR	10,260,000	Royal Bank of Scotland plc	12/17/14	13,303,389	(337,461)
EUR	11,096,215	Royal Bank of Scotland plc	12/17/14	14,377,144	(354,462)
EUR	11,336,927	Royal Bank of Scotland plc	12/17/14	14,655,472	(328,594)
EUR	13,335,614	Royal Bank of Scotland plc	12/17/14	17,272,287	(419,597)
EUR	16,731,296	Royal Bank of Scotland plc	12/17/14	21,656,153	(512,218)
EUR	17,404,756	Royal Bank of Scotland plc	12/17/14	22,573,098	(578,088)
EUR	37,045,214	Royal Bank of Scotland plc	12/17/14	47,853,155	(1,037,799)
EUR	49,096,762	Royal Bank of Scotland plc	12/17/14	63,677,518	(1,632,192)
GBP	10,679,833	Royal Bank of Scotland plc	12/17/14	17,231,056	71,046
GBP	11,241,342	Royal Bank of Scotland plc	12/17/14	18,225,251	(13,463)
GBP	12,454,560	Royal Bank of Scotland plc	12/17/14	20,226,828	(49,539)
GBP	21,292,749	Royal Bank of Scotland plc	12/17/14	34,742,314	(246,519)
GBP	40,215,389	Royal Bank of Scotland plc	12/17/14	65,404,700	(252,858)

Contracts to Deliver
EUR	164,775,201	Royal Bank of Scotland plc	12/17/14	213,644,230	5,411,941
EUR	97,367,164	Royal Bank of Scotland plc	12/17/14	128,207,532	5,161,179
EUR	82,387,600	Royal Bank of Scotland plc	12/17/14	107,500,741	3,384,597
EUR	82,387,600	Royal Bank of Scotland plc	12/17/14	106,911,752	2,795,608
EUR	81,317,632	Royal Bank of Scotland plc	12/17/14	106,720,040	3,956,053
EUR	79,110,914	Royal Bank of Scotland plc	12/17/14	102,171,033	2,195,754
EUR	66,338,068	Royal Bank of Scotland plc	12/17/14	85,577,302	1,743,523
EUR	9,800,000	Royal Bank of Scotland plc	12/17/14	12,884,137	499,528
GBP	97,538,664	Royal Bank of Scotland plc	12/17/14	161,114,365	3,094,669
GBP	75,186,054	Royal Bank of Scotland plc	12/17/14	122,698,377	891,524
GBP	62,993,720	Royal Bank of Scotland plc	12/17/14	101,633,438	(420,949)
GBP	50,070,139	Royal Bank of Scotland plc	12/17/14	80,575,371	(541,879)

Net Unrealized Appreciation					$22,131,068

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminium Futures	10/31/14	12	USD	608,191	$(26,083)
Aluminium Futures	11/14/14	27	USD	1,356,866	(43,073)
Aluminium Futures	12/24/14	19	USD	934,256	(3,641)
Amsterdam Index Futures	10/17/14	90	EUR	7,523,783	77,572
Australian 10 Year Treasury Bond Futures	12/15/14	1,314	AUD	156,958,483	1,552,368
CAC 40 Index Futures	10/17/14	617	EUR	27,191,808	53,770
Canada Government Bond 10 Year Futures	12/18/14	1,645	CAD	224,358,615	(1,334,002)
Cattle Feeder Futures	11/20/14	115	USD	13,039,593	475,782
Cocoa Futures	12/15/14	163	USD	5,169,368	209,632
Coffee “C” Futures	12/18/14	182	USD	13,166,379	29,758
Copper Futures	10/31/14	6	USD	1,067,509	(62,795)
Copper Futures	11/14/14	8	USD	1,369,444	(30,444)
Copper Futures	12/17/14	286	USD	49,279,920	(1,564,395)
Copper Futures	12/24/14	9	USD	1,513,744	(13,444)
Corn Futures	12/12/14	2,368	USD	43,686,203	(5,709,403)
Cotton No. 2 Futures	12/08/14	409	USD	15,682,595	(3,132,430)
DAX Index Futures	12/19/14	104	EUR	25,032,274	(450,876)
Euro Stoxx 50 Index Futures	12/19/14	2,384	EUR	76,687,921	187,436
Euro-Bund Futures	12/08/14	6,357	EUR	946,350,520	6,684,544
FTSE 100 Index Futures	12/19/14	1,376	GBP	93,112,918	(3,600,960)

MIST-35

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
FTSE JSE Top 40 Index Futures	12/18/14	634	ZAR	292,428,527	$(894,224)
FTSE MIB Index Futures	12/19/14	63	EUR	6,505,929	86,438
Gold 100 oz Futures	12/29/14	305	USD	39,716,348	(2,762,548)
H-Shares Index Futures	10/30/14	694	HKD	369,684,635	(1,460,136)
Hang Seng Index Futures	10/30/14	139	HKD	165,154,789	(844,291)
IBEX 35 Index Futures	10/17/14	90	EUR	9,692,028	101,943
Japanese Government 10 Year Bond Futures	12/11/14	296	JPY	43,119,934,088	444,093
KOSPI 200 Index Futures	12/11/14	427	KRW	56,315,080,465	(1,369,894)
Lead Futures	10/31/14	3	USD	169,529	(12,422)
Lead Futures	11/14/14	4	USD	220,197	(10,611)
Lead Futures	12/15/14	136	USD	7,625,914	(485,914)
Lead Futures	12/24/14	3	USD	156,062	1,438
Lean Hogs Futures	12/12/14	757	USD	29,271,582	(649,412)
Live Cattle Futures	12/31/14	577	USD	37,068,071	661,959
MSCI Taiwan Index Futures	10/30/14	334	USD	10,939,584	(121,324)
Nickel Futures	10/31/14	1	USD	114,121	(16,533)
Nickel Futures	11/14/14	2	USD	223,554	(28,234)
Nickel Futures	12/15/14	91	USD	10,459,305	(1,557,321)
Nickel Futures	12/24/14	2	USD	209,120	(13,446)
Primary Aluminum Futures	12/17/14	694	USD	36,436,425	(2,460,788)
Russell 2000 Mini Index Futures	12/19/14	890	USD	102,423,724	(4,826,324)
S&P 500 E-Mini Index Futures	12/19/14	10,352	USD	1,025,347,382	(8,004,582)
S&P Midcap 400 E-Mini Index Futures	12/19/14	885	USD	125,538,112	(4,700,212)
S&P TSX 60 Index Futures	12/18/14	488	CAD	87,051,398	(2,677,154)
SGX CNX NIFTY Index Futures	10/30/14	1,477	USD	23,998,663	(400,634)
SPI 200 Futures	12/18/14	452	AUD	61,796,431	(1,837,369)
Silver Futures	12/29/14	54	USD	5,248,890	(643,500)
Soybean Futures	11/14/14	671	USD	40,503,081	(9,863,544)
Sugar No. 11 Futures	02/27/15	1,200	USD	22,704,534	(595,734)
TOPIX Index Futures	12/11/14	1,221	JPY	15,784,217,832	3,759,719
U.S. Treasury Note 10 Year Futures	12/19/14	13,863	USD	1,739,555,450	(11,662,465)
United Kingdom Long Gilt Bond Futures	12/29/14	1,267	GBP	143,201,458	238,182
Wheat Futures	12/12/14	1,522	USD	43,524,338	(7,167,563)
Zinc Futures	10/31/14	3	USD	177,923	(6,777)
Zinc Futures	11/14/14	5	USD	285,655	(190)
Zinc Futures	12/15/14	181	USD	10,850,927	(499,989)
Zinc Futures	12/24/14	5	USD	284,848	1,083

Futures Contracts—Short
Aluminium Futures	10/31/14	(12)	USD	(607,700)	25,592
Aluminium Futures	11/14/14	(27)	USD	(1,357,875)	44,082
Aluminium Futures	12/24/14	(19)	USD	(931,910)	1,295
Copper Futures	10/31/14	(6)	USD	(1,069,788)	65,074
Copper Futures	11/14/14	(8)	USD	(1,370,383)	31,383
Copper Futures	12/24/14	(9)	USD	(1,509,956)	9,656
Lead Futures	10/31/14	(3)	USD	(169,644)	12,537
Lead Futures	11/14/14	(4)	USD	(220,492)	10,906
Lead Futures	12/24/14	(3)	USD	(155,994)	(1,506)
Nickel Futures	10/31/14	(1)	USD	(114,298)	16,710
Nickel Futures	11/14/14	(2)	USD	(223,496)	28,175
Nickel Futures	12/24/14	(2)	USD	(207,608)	11,934
Zinc Futures	10/31/14	(3)	USD	(177,819)	6,672
Zinc Futures	11/14/14	(5)	USD	(283,490)	(1,975)
Zinc Futures	12/24/14	(5)	USD	(283,739)	(2,192)

Net Unrealized Depreciation					$(66,720,621)

MIST-36

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Swap Agreements

Total Return Swap Agreements

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
10/15/14	Bank of America N.A.	Ibovespa Futures	BRL	90,951,504	$(1,977,687)	$—	$(1,977,687)
10/16/14	Barclays Bank plc	Brent Crude Oil Futures	USD	23,106,573	(1,237,803)	—	(1,237,803)
10/16/14	Barclays Bank plc	Brent Crude Oil Futures	USD	348,090,000	(26,590,680)	—	(26,590,680)
10/21/14	Citibank N.A.	Light Sweet Crude Oil (WTI) Futures	USD	21,574,953	(243,513)	—	(243,513)
10/21/14	Citibank N.A.	Light Sweet Crude Oil (WTI) Futures	USD	362,309,220	(2,956,500)	—	(2,956,500)
10/29/14	Barclays Bank plc	Henry Hub Natural Gas Futures	USD	43,234,560	2,590,960	—	2,590,960
10/29/14	Citibank N.A.	Henry Hub Natural Gas Futures	USD	2,084,820	99,310	—	99,310
10/30/14	Bank of America N.A.	MSCI Taiwan Stock Index Futures	USD	30,510,859	(582,499)	—	(582,499)
10/30/14	Bank of America N.A.	Hang Seng China Enterprises Index Futures	HKD	154,697,317	(771,234)	—	(771,234)
10/31/14	Barclays Bank plc	RBOB Gasoline Futures	USD	78,631,724	(1,549,674)	—	(1,549,674)
10/31/14	Barclays Bank plc	NY Harbor ULSD Futures	USD	85,107,897	(3,509,604)	—	(3,509,604)
10/31/14	Citibank N.A.	RBOB Gasoline Futures	USD	8,072,341	(190,113)	—	(190,113)
10/31/14	Citibank N.A.	NY Harbor ULSD Futures	USD	8,303,501	(288,389)	—	(288,389)
11/12/14	Barclays Bank plc	Gas Oil Futures	USD	115,920,000	(4,381,500)	—	(4,381,500)
11/12/14	Merrill Lynch	Gas Oil Futures	USD	10,990,600	(240,875)	—	(240,875)
12/08/14	Bank of America N.A.	Euro-Bund Futures	EUR	248,605,552	1,759,995	—	1,759,995
12/11/14	Bank of America N.A.	Japanese 10 Year Government Bond Futures	JPY	33,502,697,000	369,300	—	369,300
12/12/14	Citibank N.A.	Corn No. 2 Futures	USD	960,547	(142,634)	—	(142,634)
12/16/14	Merrill Lynch	Lean Hog Futures	USD	2,381,150	(74,740)	—	(74,740)
12/19/14	Bank of America N.A.	Swiss Market Index Futures	CHF	61,377,093	412,210	—	412,210
12/19/14	Bank of America N.A.	U.S. Treasury Note 10 Year Futures	USD	1,011,052,447	(7,196,853)	—	(7,196,853)
12/29/14	Bank of America N.A.	United Kingdom Long Gilt Futures	GBP	56,342,300	369,136	—	369,136
12/31/14	Merrill Lynch	Live Cattle Futures	USD	21,487,990	221,490	—	221,490

Totals					$(46,111,897)	$—	$(46,111,897)

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(USD)—	United States Dollar
(ZAR)—	South African Rand

MIST-37

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,194,772,877	$—	$1,194,772,877
Total Foreign Government*	—	921,905,103	—	921,905,103
Short-Term Investments
Mutual Funds	2,279,500,606	—	—	2,279,500,606
U.S. Treasury	—	520,317,193	—	520,317,193
Total Short-Term Investments	2,279,500,606	520,317,193	—	2,799,817,799
Total Investments	$2,279,500,606	$2,636,995,173	$—	$4,916,495,779

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$29,205,422	$—	$29,205,422
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(7,074,354)	—	(7,074,354)
Total Forward Contracts	$—	$22,131,068	$—	$22,131,068
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$14,829,733	$—	$—	$14,829,733
Futures Contracts (Unrealized Depreciation)	(81,550,354)	—	—	(81,550,354)
Total Futures Contracts	$(66,720,621)	$—	$—	$(66,720,621)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$5,822,401	$—	$5,822,401
OTC Swap Contracts at Value (Liabilities)	—	(51,934,298)	—	(51,934,298)
Total OTC Swap Contracts	$—	$(46,111,897)	$—	$(46,111,897)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-38

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Investment Company Securities — 71.4% of Net Assets

Security Description	Shares	Value
Consumer Discretionary Select Sector SPDR Fund (a)	3,290,430	$219,438,777
Energy Select Sector SPDR Fund (a)	2,589,874	234,694,382
Financial Select Sector SPDR Fund	40,743,929	944,036,835
Health Care Select Sector SPDR Fund (a)	8,727,952	557,803,412
Industrial Select Sector SPDR Fund (a)	1,729,908	91,944,610
iShares Barclays 1-3 Year Credit Bond Fund (a) (b)	4,618,949	486,282,951
iShares Barclays Intermediate Credit Bond Fund (a) (b)	1,173,627	128,289,167
iShares Core Total U.S. Bond Market ETF (b)	7,646,966	834,360,460
iShares iBoxx $ Investment Grade Corporate Bond ETF (a) (b)	3,858,200	456,116,404
iShares MSCI EAFE Index Fund (a) (b)	5,418,553	347,437,618
iShares MSCI EMU ETF (a) (b)	1,694,629	65,243,217
Powershares QQQ Trust - Series 1 (a)	2,813,708	277,966,213
Technology Select Sector SPDR Fund (a)	11,005,261	439,219,967
Vanguard Short-Term Corporate Bond ETF (a)	1,458,405	116,482,807
Vanguard Total Bond Market ETF	5,264,314	431,305,246

Total Investment Company Securities (Cost $5,121,815,942)		5,630,622,066

Short-Term Investments—44.1%

Mutual Funds—18.1%
SSgA USD Liquidity Fund, S2 Shares, 0.03% (c)	13,223,535	13,223,535
State Street Navigator Securities Lending MET Portfolio (d)	1,415,127,021	1,415,127,021

		1,428,350,556

Security Description	Principal Amount*	Value

Repurchase Agreement—26.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $2,046,682,990 on 10/01/14, collateralized by $2,079,835,000 U.S. Government Agency obligations with rates ranging from of 0.125% - 5.000%, maturity dates ranging from 07/31/15 - 03/31/16, with a value of $2,087,638,069.	2,046,682,990	2,046,682,990

Total Short-Term Investments (Cost $3,475,033,546)		3,475,033,546

Total Investments—115.5% (Cost $8,596,849,488) (e)		9,105,655,612
Other assets and liabilities (net)—(15.5)%		(1,219,310,589)

Net Assets—100.0%		$7,886,345,023

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $1,375,452,856 and the collateral received consisted of cash in the amount of $1,415,127,021. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2014.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2014, the aggregate cost of investments was $8,596,849,488. The aggregate unrealized appreciation and depreciation of investments were $526,626,066 and $(17,819,942), respectively, resulting in net unrealized appreciation of $508,806,124.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian Currency Futures	12/15/14	1,415	USD	129,220,418	$(6,157,868)
British Pound Currency Futures	12/15/14	5,140	USD	516,501,510	3,634,366
CAC 40 Index Futures	10/17/14	978	EUR	43,322,124	(193,504)
DAX Index Futures	12/19/14	290	EUR	69,973,895	(1,474,953)
Euro Stoxx 50 Index Futures	12/19/14	11,697	EUR	376,564,805	542,486
FTSE 100 Index Futures	12/19/14	397	GBP	26,936,982	(1,156,118)
FTSE MIB Index Futures	12/19/14	427	EUR	44,713,049	(193,833)
IBEX 35 Index Futures	10/17/14	414	EUR	45,053,480	(124,885)
Japanese Yen Currency Futures	12/15/14	2,763	USD	325,106,599	(10,124,599)
Nikkei 225 Index Futures	12/11/14	4,420	JPY	69,123,707,656	21,808,911
OMX 30 Index Futures	10/17/14	3,000	SEK	416,072,530	720,963
Swiss Franc Currency Futures	12/15/14	443	USD	59,348,976	(1,321,513)
Swiss Market Index Futures	12/19/14	1,465	CHF	129,032,741	449,679

MIST-39

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro Currency Futures	12/15/14	(337)	USD	(54,067,320)	$842,382
U.S. Treasury Long Bond Futures	12/19/14	(126)	USD	(17,537,449)	161,261
U.S. Treasury Note 5 Year Futures	12/31/14	(4,715)	USD	(558,837,638)	1,252,050

Net Unrealized Appreciation					$8,664,825

Swap Agreements

Total Return Swap Agreements

Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
0.1200%	12/23/14	JPMorgan Chase Bank N.A.	S+P GSCI Energy Index	USD	133,801,582	$(1,407,642)	$—	$(1,407,642)
0.1200%	03/05/15	JPMorgan Chase Bank N.A.	S+P GSCI Index	USD	289,113,251	(12,637,287)	—	(12,637,287)

Totals						$(14,044,929)	$—	$(14,044,929)

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Pay	3-Month USD-LIBOR	2.720%	06/24/24	USD	367,000,000	$2,963,745
Pay	3-Month USD-LIBOR	2.685%	06/25/24	USD	424,000,000	2,099,691
Pay	3-Month USD-LIBOR	2.700%	06/26/24	USD	785,000,000	4,910,426
Pay	3-Month USD-LIBOR	2.635%	06/27/24	USD	400,000,000	205,280
Pay	3-Month USD-LIBOR	2.640%	06/30/24	USD	400,000,000	411,360

Total						$10,590,502

(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-40

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities	$5,630,622,066	$—	$—	$5,630,622,066
Short-Term Investments
Mutual Funds	1,428,350,556	—	—	1,428,350,556
Repurchase Agreement	—	2,046,682,990	—	2,046,682,990
Total Short-Term Investments	1,428,350,556	2,046,682,990	—	3,475,033,546
Total Investments	$7,058,972,622	$2,046,682,990	$—	$9,105,655,612

Collateral for securities loaned (Liability)	$—	$(1,415,127,021)	$—	$(1,415,127,021)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$29,412,098	$—	$—	$29,412,098
Futures Contracts (Unrealized Depreciation)	(20,747,273)	—	—	(20,747,273)
Total Futures Contracts	$8,664,825	$—	$—	$8,664,825
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$10,590,502	$—	$10,590,502
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(14,044,929)	$—	$(14,044,929)

MIST-41

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—74.5% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.1%
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp. 5.250%, 02/15/22 (144A)	270,000	$269,662
5.625%, 02/15/24 (144A) (a)	243,000	243,608
MDC Partners, Inc. 6.750%, 04/01/20 (144A)	525,000	540,750

		1,054,020

Aerospace/Defense—1.2%
BE Aerospace, Inc. 5.250%, 04/01/22	380,000	409,450
LMI Aerospace, Inc. 7.375%, 07/15/19 (144A)	372,000	372,000
Meccanica Holdings USA, Inc. 6.250%, 07/15/19 (144A) (a)	278,000	300,240
National Air Cargo Group, Inc. 12.375%, 09/02/15 (144A) (b) (c)	1,802,903	1,802,903
TransDigm, Inc. 5.500%, 10/15/20	760,000	737,200
6.000%, 07/15/22 (144A) (a)	3,675,000	3,629,062
6.500%, 07/15/24 (144A)	2,415,000	2,405,944

		9,656,799

Airlines—1.0%
American Airlines Pass-Through Trust 6.000%, 01/15/17 (144A)	3,295,000	3,426,800
Continental Airlines Pass-Through Certificates 6.125%, 04/29/18	900,000	954,000
U.S. Airways Pass-Through Trust 10.875%, 10/22/14	327,286	329,740
Virgin Australia Trust 7.125%, 10/23/18 (144A)	1,969,985	2,029,085
8.500%, 10/23/16 (144A)	870,181	904,162

		7,643,787

Apparel—0.1%
Levi Strauss & Co. 6.875%, 05/01/22 (a)	388,000	405,460
7.750%, 05/15/18 (EUR)	139,000	182,148
William Carter Co. (The) 5.250%, 08/15/21	485,000	499,550

		1,087,158

Auto Manufacturers—0.6%
CNH Industrial Finance Europe S.A. 2.750%, 03/18/19 (EUR)	785,000	999,020
General Motors Co. 4.875%, 10/02/23	130,000	137,475
6.250%, 10/02/43 (d)	2,030,000	2,375,100
Jaguar Land Rover Automotive plc 5.000%, 02/15/22 (GBP)	770,000	1,257,648

		4,769,243

Auto Parts & Equipment—0.7%
Autodis S.A. 6.500%, 02/01/19 (EUR)	185,000	238,454
Delphi Corp. 5.000%, 02/15/23 (d)	390,000	417,690
6.125%, 05/15/21 (a)	225,000	246,937
IDQ Holdings, Inc. 11.500%, 04/01/17 (144A)	500,000	541,875
Lear Corp. 8.500%, 12/01/13	1,530,000	13,388
Pittsburgh Glass Works LLC 8.000%, 11/15/18 (144A)	302,000	320,120
Schaeffler Finance B.V. 2.750%, 05/15/19 (EUR)	990,000	1,250,420
Schaeffler Holding Finance B.V. 6.875%, 08/15/18 (EUR) (e)	930,000	1,231,020
Titan International, Inc. 6.875%, 10/01/20	890,000	872,200

		5,132,104

Banks—1.6%
Banco Espirito Santo S.A. 2.625%, 05/08/17 (EUR)	400,000	439,542
4.000%, 01/21/19 (EUR)	200,000	227,349
4.750%, 01/15/18 (EUR)	1,000,000	1,174,637
Bank of America Corp. 5.125%, 06/17/19 (f)	2,115,000	2,046,262
6.250%, 09/05/24 (a) (f)	3,720,000	3,695,586
CIT Group, Inc. 5.000%, 08/01/23	1,985,000	1,970,112
5.500%, 02/15/19 (144A)	746,000	780,503
6.000%, 04/01/36	1,550,000	1,534,500
6.625%, 04/01/18 (144A)	145,000	155,513
HSH Nordbank AG 1.001%, 02/14/17 (EUR) (f)	295,000	299,384
1.041%, 02/14/17 (EUR) (f)	285,000	288,875

		12,612,263

Building Materials—1.0%
BMBG Bond Finance SCA 5.203%, 10/15/20 (EUR) (f)	510,000	650,114
Builders FirstSource, Inc. 7.625%, 06/01/21 (144A)	751,000	764,143
Cemex Finance LLC 6.000%, 04/01/24 (144A) (a)	460,000	458,712
Cemex S.A.B. de C.V. 5.700%, 01/11/25 (144A) (a)	835,000	804,522
5.875%, 03/25/19 (144A)	505,000	507,525
CPG Merger Sub LLC 8.000%, 10/01/21 (144A) (a)	1,675,000	1,700,125
Kerneos Corporate SAS 4.917%, 03/01/21 (EUR) (f)	100,000	126,558
5.750%, 03/01/21 (EUR)	131,000	168,769
Ply Gem Industries, Inc. 6.500%, 02/01/22 (a)	820,000	779,000

MIST-42

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—(Continued)
Spie BondCo 3 SCA 11.000%, 08/15/19 (EUR)	107,000	$152,715
Unifrax I LLC / Unifrax Holding Co. 7.500%, 02/15/19 (144A)	535,000	540,350
USG Corp. 9.750%, 01/15/18	1,144,000	1,327,040

		7,979,573

Chemicals—1.3%
Axalta Coating Systems U.S. Holdings, Inc. / Axalta Coating Systems Dutch Holding B 5.750%, 02/01/21 (EUR)	260,000	348,097
7.375%, 05/01/21 (144A)	960,000	1,029,600
Axiall Corp. 4.875%, 05/15/23 (a)	310,000	297,600
Celanese U.S. Holdings LLC 3.250%, 10/15/19 (EUR)	196,000	249,494
4.625%, 11/15/22	330,000	323,400
Chemtura Corp. 5.750%, 07/15/21	522,000	516,780
Huntsman International LLC 4.875%, 11/15/20	511,000	503,335
5.125%, 04/15/21 (EUR)	892,000	1,178,151
8.625%, 03/15/20	255,000	269,025
8.625%, 03/15/21	305,000	329,400
INEOS Group Holdings S.A. 5.750%, 02/15/19 (EUR)	170,000	215,255
6.125%, 08/15/18 (144A) (a)	1,160,000	1,157,100
Momentive Performance Materials, Inc. 8.875%, 10/15/20 (g)	398,000	356,708
Nexeo Solutions LLC / Nexeo Solutions Finance Corp. 8.375%, 03/01/18	315,000	311,850
Perstorp Holding AB 8.750%, 05/15/17 (144A) (a)	585,000	609,862
PolyOne Corp. 5.250%, 03/15/23	747,000	724,590
Rain CII Carbon LLC / CII Carbon Corp. 8.250%, 01/15/21 (144A) (a)	741,000	770,640
Rayonier AM Products, Inc. 5.500%, 06/01/24 (144A)	154,000	146,685
Rockwood Specialties Group, Inc. 4.625%, 10/15/20	599,000	618,467

		9,956,039

Coal—1.1%
Arch Coal, Inc. 7.000%, 06/15/19 (a)	815,000	433,987
7.250%, 10/01/20 (a)	343,000	185,220
7.250%, 06/15/21 (a)	253,000	122,073
CONSOL Energy, Inc. 5.875%, 04/15/22 (144A)	4,554,000	4,485,690
Peabody Energy Corp. 6.000%, 11/15/18	1,400,000	1,372,000
6.250%, 11/15/21 (d)	632,000	587,760

Coal—(Continued)
Peabody Energy Corp. 6.500%, 09/15/20 (a)	884,000	826,540
7.875%, 11/01/26 (a)	967,000	933,155

		8,946,425

Commercial Services—4.6%
AA Bond Co., Ltd. 9.500%, 07/31/43 (GBP)	616,000	1,095,995
Anna Merger Sub, Inc. 7.750%, 10/01/22 (144A)	790,000	793,950
APX Group, Inc. 6.375%, 12/01/19	91,000	88,043
8.750%, 12/01/20 (a)	554,000	504,140
Ashtead Capital, Inc. 5.625%, 10/01/24 (144A)	895,000	899,475
6.500%, 07/15/22 (144A)	1,998,000	2,117,880
Brand Energy & Infrastructure Services, Inc. 8.500%, 12/01/21 (144A)	2,061,000	2,071,305
Ceridian HCM Holding, Inc. 11.000%, 03/15/21 (144A)	3,457,000	3,923,695
Ceridian LLC 8.875%, 07/15/19 (144A)	4,416,000	4,885,200
Ceridian LLC / Comdata, Inc. 8.125%, 11/15/17 (144A)	1,430,000	1,431,787
Cerved Group S.p.A. 8.000%, 01/15/21 (EUR)	178,000	246,181
EC Finance plc 5.125%, 07/15/21 (EUR)	445,000	566,273
Garda World Security Corp. 7.250%, 11/15/21 (144A)	174,000	173,130
H&E Equipment Services, Inc. 7.000%, 09/01/22	1,022,000	1,090,985
Hertz Corp. (The) 5.875%, 10/15/20	210,000	213,150
6.250%, 10/15/22 (a)	825,000	835,313
6.750%, 04/15/19	575,000	592,969
Igloo Holdings Corp. 8.250%, 12/15/17 (144A) (e)	509,000	516,635
Interactive Data Corp. 5.875%, 04/15/19 (144A)	1,555,000	1,531,675
IVS F. S.p.A 7.125%, 04/01/20 (EUR)	820,000	1,085,933
Jaguar Holding Co. II / Jaguar Merger Subordinated, Inc. 9.500%, 12/01/19 (144A)	855,000	916,987
Laureate Education, Inc. 9.500%, 09/01/19 (144A) (a)	2,361,000	2,372,805
Live Nation Entertainment, Inc. 7.000%, 09/01/20 (144A)	383,000	406,938
Safway Group Holding LLC / Safway Finance Corp. 7.000%, 05/15/18 (144A) (a)	666,000	677,655
TMF Group Holding B.V. 9.875%, 12/01/19 (EUR)	420,000	551,807
Truven Health Analytics, Inc. 10.625%, 06/01/20	405,000	427,275

MIST-43

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
United Rentals North America, Inc. 5.750%, 11/15/24	1,467,000	$1,485,337
6.125%, 06/15/23 (a)	2,687,000	2,760,892
7.375%, 05/15/20	660,000	701,250
7.625%, 04/15/22	492,000	535,050
8.250%, 02/01/21 (a)	430,000	465,475
Verisure Holding AB 8.750%, 09/01/18 (EUR)	117,000	157,456
8.750%, 12/01/18 (EUR)	288,000	387,403

		36,510,044

Computers—0.2%
SunGard Data Systems, Inc. 6.625%, 11/01/19	1,245,000	1,245,000

Distribution/Wholesale—1.2%
American Builders & Contractors Supply Co., Inc. 5.625%, 04/15/21 (144A)	490,000	480,200
HD Supply, Inc. 7.500%, 07/15/20	2,541,000	2,636,287
8.125%, 04/15/19	2,444,000	2,639,520
11.000%, 04/15/20	3,228,000	3,655,710
VWR Funding, Inc. 7.250%, 09/15/17	170,000	177,013

		9,588,730

Diversified Financial Services—3.3%
Ally Financial, Inc. 5.125%, 09/30/24 (a)	1,057,000	1,035,860
8.000%, 11/01/31	10,252,000	12,783,687
DFC Finance Corp. 10.500%, 06/15/20 (144A)	1,055,000	1,023,350
General Motors Financial Co., Inc. 4.250%, 05/15/23	930,000	933,487
6.750%, 06/01/18	960,000	1,071,000
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 4.875%, 03/15/19 (d)	1,295,000	1,275,575
5.875%, 02/01/22 (d)	1,957,000	1,957,000
6.000%, 08/01/20 (d)	748,000	768,570
Jefferies Finance LLC / JFIN Co-Issuer Corp. 6.875%, 04/15/22 (144A)	1,692,000	1,666,620
7.375%, 04/01/20 (144A)	505,000	516,362
Lehman Brothers Holdings, Inc. Zero Coupon, 02/05/14 (EUR) (g) (h)	4,500,000	1,243,315
1.000%, 09/22/18 (g) (h)	489,000	99,023
1.000%, 12/31/49 (g) (h)	1,740,000	352,350
4.750%, 01/16/14 (EUR) (g) (h)	2,140,000	581,130
5.375%, 10/17/12 (EUR) (g) (h)	350,000	95,045
Springleaf Finance Corp. 6.900%, 12/15/17	295,000	313,438
7.750%, 10/01/21	96,000	107,520
8.250%, 10/01/23 (a)	175,000	196,875

		26,020,207

Electric—1.8%
Calpine Corp. 5.375%, 01/15/23	1,562,000	1,511,235
5.750%, 01/15/25 (a)	1,003,000	974,164
5.875%, 01/15/24 (144A) (a)	1,110,000	1,148,850
6.000%, 01/15/22 (144A)	319,000	337,342
FPL Energy National Wind Portfolio LLC 6.125%, 03/25/19 (144A)	5,415	5,314
Homer City Generation L.P. 8.137%, 10/01/19 (e)	420,000	436,800
8.734%, 10/01/26 (e)	1,103,000	1,155,392
Mirant Mid Atlantic Pass-Through Trust 9.125%, 06/30/17	543,321	584,070
10.060%, 12/30/28	871,019	964,654
NRG Energy, Inc. 6.250%, 05/01/24 (144A)	1,072,000	1,074,680
7.875%, 05/15/21	838,000	900,850
NRG REMA LLC 9.237%, 07/02/17	79,929	85,324
9.681%, 07/02/26	418,000	447,260
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. 10.500%, 11/01/16 (g)	34,992,000	4,286,520

		13,912,455

Electrical Components & Equipment—0.1%
Belden, Inc. 5.500%, 04/15/23 (EUR)	400,000	521,640

Electronics—0.1%
Rexel S.A. 5.250%, 06/15/20 (144A)	204,000	204,893
Trionista Holdco GmbH 5.000%, 04/30/20 (EUR)	416,000	542,505
Trionista TopCo GmbH 6.875%, 04/30/21 (EUR)	211,000	278,949

		1,026,347

Energy-Alternate Sources—0.1%
CE Energy A/S 7.000%, 02/01/21 (EUR)	385,000	497,216

Engineering & Construction—1.0%
Abengoa Greenfield S.A. 6.500%, 10/01/19 (144A)	1,351,000	1,344,245
AECOM Technology Corp. 5.750%, 10/15/22 (144A)	384,000	385,440
5.875%, 10/15/24 (144A)	1,526,000	1,535,537
Aguila 3 S.A. 7.875%, 01/31/18 (144A) (a)	1,172,000	1,201,300
Aldesa Financial Services S.A. 7.250%, 04/01/21 (EUR)	485,000	609,517
Astaldi S.p.A. 7.125%, 12/01/20 (EUR)	913,000	1,207,940
Novafives SAS 4.206%, 06/30/20 (EUR) (f)	230,000	288,904
4.500%, 06/30/21 (EUR)	160,000	200,977

MIST-44

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—(Continued)
Obrascon Huarte Lain S.A. 4.750%, 03/15/22 (EUR)	345,000	$439,543
Officine Maccaferri S.p.A. 5.750%, 06/01/21 (EUR)	383,000	481,330
Weekley Homes LLC / Weekley Finance Corp. 6.000%, 02/01/23	505,000	488,587

		8,183,320

Entertainment—0.6%
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. 5.375%, 06/01/24 (144A)	405,000	392,850
DreamWorks Animation SKG, Inc. 6.875%, 08/15/20 (144A)	433,000	452,485
Gamenet S.p.A. 7.250%, 08/01/18 (EUR)	642,000	818,987
Greektown Holdings LLC/Greektown Mothership Corp. 8.875%, 03/15/19 (144A) (a)	615,000	611,925
Intralot Capital Luxembourg S.A. 6.000%, 05/15/21 (EUR)	358,000	436,256
NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.000%, 08/01/18 (144A) (a)	409,000	413,090
Regal Entertainment Group 5.750%, 02/01/25 (a)	271,000	267,613
Six Flags Entertainment Corp. 5.250%, 01/15/21 (144A)	955,000	926,350
Vougeot Bidco plc 7.875%, 07/15/20 (GBP)	382,000	622,221
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.625%, 09/15/14 (144A) (g)	350,958	14,038

		4,955,815

Environmental Control—0.2%
ADS Waste Holdings, Inc. 8.250%, 10/01/20 (a)	388,000	404,490
Bilbao Luxembourg S.A. 10.500%, 12/01/18 (EUR) (e)	255,000	343,013
Covanta Holding Corp. 5.875%, 03/01/24	599,000	599,000
6.375%, 10/01/22	384,000	405,120

		1,751,623

Food—1.0%
Aramark Services, Inc. 5.750%, 03/15/20 (a)	1,041,000	1,067,025
Bakkavor Finance 2 plc 8.750%, 06/15/20 (GBP)	396,000	677,284
Boparan Finance plc 4.375%, 07/15/21 (EUR)	220,000	250,128
5.250%, 07/15/19 (GBP)	200,000	290,996
5.500%, 07/15/21 (GBP)	300,000	430,415

Food—(Continued)
Findus Bondco S.A. 9.125%, 07/01/18 (EUR)	467,000	628,185
9.500%, 07/01/18 (GBP)	264,000	450,988
JBS Investments GmbH 7.750%, 10/28/20 (144A)	1,301,000	1,382,313
Labeyrie Fine Foods SAS 5.625%, 03/15/21 (EUR)	125,000	155,908
R&R Ice Cream plc 5.500%, 05/15/20 (GBP)	105,000	163,681
R&R Pik plc 9.250%, 05/15/18 (EUR) (e)	626,000	804,111
Smithfield Foods, Inc. 5.875%, 08/01/21 (144A)	352,000	356,400
6.625%, 08/15/22	331,000	349,205
Univeg Holding B.V. 7.875%, 11/15/20 (EUR)	355,000	420,592
WhiteWave Foods Co. (The) 5.375%, 10/01/22	350,000	353,500

		7,780,731

Food Service—0.0%
Brakes Capital 7.125%, 12/15/18 (GBP)	185,000	287,916

Forest Products & Paper—0.2%
Clearwater Paper Corp. 4.500%, 02/01/23 (a)	679,000	648,445
Metsa Board Oyj 4.000%, 03/13/19 (EUR)	506,000	663,869

		1,312,314

Healthcare-Products—0.8%
3AB Optique Developpement SAS 5.625%, 04/15/19 (EUR)	450,000	528,587
Alere, Inc. 6.500%, 06/15/20 (a)	269,000	267,655
7.250%, 07/01/18	210,000	219,975
8.625%, 10/01/18	816,000	840,480
ConvaTec Healthcare E S.A. 7.375%, 12/15/17 (144A) (EUR)	594,000	782,888
DJO Finance LLC / DJO Finance Corp. 8.750%, 03/15/18 (a)	354,000	373,470
Hologic, Inc. 6.250%, 08/01/20	908,000	935,240
IDH Finance plc 6.000%, 12/01/18 (GBP)	397,000	656,469
6.000%, 12/01/18 (144A) (GBP)	100,000	165,357
Mallinckrodt International Finance S.A. 5.750%, 08/01/22 (144A)	785,000	790,887
Teleflex, Inc. 6.875%, 06/01/19	805,000	843,237

		6,404,245

MIST-45

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—3.0%
Acadia Healthcare Co., Inc. 5.125%, 07/01/22 (144A) (a)	435,000	$424,125
Amsurg Corp. 5.625%, 07/15/22 (144A)	1,826,000	1,807,740
Care UK Health & Social Care plc 5.557%, 07/15/19 (GBP) (f)	480,000	741,190
CHS/Community Health Systems, Inc. 6.875%, 02/01/22 (144A) (a)	1,049,000	1,090,960
DaVita HealthCare Partners, Inc. 5.125%, 07/15/24	1,958,000	1,923,735
HCA, Inc. 4.750%, 05/01/23 (a)	1,238,000	1,210,145
5.000%, 03/15/24	1,535,000	1,510,056
5.875%, 03/15/22 (a)	2,735,000	2,875,169
5.875%, 05/01/23 (a)	672,000	687,120
6.500%, 02/15/20	1,127,000	1,231,247
Kindred Healthcare, Inc. 6.375%, 04/15/22 (144A)	357,000	348,075
MPH Acquisition Holdings LLC 6.625%, 04/01/22 (144A)	470,000	474,700
Symbion, Inc. 8.000%, 06/15/16	950,000	985,625
Tenet Healthcare Corp. 4.375%, 10/01/21	1,028,000	984,310
4.500%, 04/01/21	260,000	253,500
4.750%, 06/01/20 (a)	825,000	818,813
5.000%, 03/01/19 (144A) (a)	865,000	854,188
5.500%, 03/01/19 (144A)	1,335,000	1,338,337
6.000%, 10/01/20	1,331,000	1,407,532
6.250%, 11/01/18	397,000	421,813
8.125%, 04/01/22 (a)	1,042,000	1,143,595
Voyage Care Bondco plc 6.500%, 08/01/18 (GBP)	704,000	1,155,556

		23,687,531

Holding Companies-Diversified—0.3%
Carlson Travel Holdings, Inc. 7.500%, 08/15/19 (144A) (e)	249,000	251,490
Co-operative Group Holdings 6.875%, 07/08/20 (GBP) (i)	360,000	621,549
Monitchem HoldCo 3 S.A. 5.250%, 06/15/21 (EUR)	160,000	198,046
WaveDivision Escrow LLC / WaveDivision Escrow Corp. 8.125%, 09/01/20 (144A) (a)	1,323,000	1,430,494

		2,501,579

Home Builders—2.4%
Allegion U.S. Holding Co., Inc. 5.750%, 10/01/21	257,000	262,140
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, 02/15/21 (144A)	744,000	710,520

Home Builders—(Continued)
Beazer Homes USA, Inc. 5.750%, 06/15/19 (a)	1,344,000	1,273,440
6.625%, 04/15/18	1,003,000	1,035,597
7.500%, 09/15/21	551,000	560,643
Brookfield Residential Properties, Inc. 6.500%, 12/15/20 (144A)	937,000	972,137
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, 07/01/22 (144A)	793,000	796,965
DR Horton, Inc. 4.375%, 09/15/22	149,000	143,413
K Hovnanian Enterprises, Inc. 7.250%, 10/15/20 (144A)	1,501,000	1,572,297
9.125%, 11/15/20 (144A)	255,000	276,038
Lennar Corp. 4.500%, 06/15/19	228,000	226,005
4.750%, 11/15/22	910,000	880,425
PulteGroup, Inc. 6.375%, 05/15/33	750,000	748,125
Ryland Group, Inc. (The) 6.625%, 05/01/20	480,000	508,800
Shea Homes L.P. / Shea Homes Funding Corp. 8.625%, 05/15/19	1,554,000	1,639,470
Standard Pacific Corp. 8.375%, 01/15/21 (a)	3,283,000	3,759,035
Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.250%, 04/15/21 (144A)	870,000	848,250
Weyerhaeuser Real Estate Co. 4.375%, 06/15/19 (144A)	875,000	855,312
5.875%, 06/15/24 (144A)	595,000	592,025
William Lyon Homes, Inc. 8.500%, 11/15/20	940,000	1,015,200
Woodside Homes Co. LLC / Woodside Homes Finance, Inc. 6.750%, 12/15/21 (144A)	660,000	653,400

		19,329,237

Home Furnishings—0.1%
Brighthouse Group plc 7.875%, 05/15/18 (GBP)	184,000	295,368
DFS Furniture Holdings plc 7.625%, 08/15/18 (GBP)	160,000	267,166
Magnolia BC S.A. 9.000%, 08/01/20 (EUR)	400,000	488,043

		1,050,577

Household Products/Wares—0.9%
Armored Autogroup, Inc. 9.250%, 11/01/18 (a)	700,000	717,500
Jarden Corp. 7.500%, 05/01/17	655,000	715,587

MIST-46

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Household Products/Wares—(Continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/20	677,000	$688,847
6.875%, 02/15/21	145,000	152,975
7.125%, 04/15/19	735,000	761,644
7.875%, 08/15/19	1,638,000	1,740,375
8.250%, 02/15/21 (a)	452,000	477,990
9.000%, 04/15/19	355,000	369,644
9.875%, 08/15/19	859,000	924,499
Spectrum Brands, Inc. 6.375%, 11/15/20	310,000	323,175
6.625%, 11/15/22	425,000	446,250

		7,318,486

Insurance—0.6%
A-S Co-Issuer Subsidiary, Inc. / A-S Merger Sub LLC 7.875%, 12/15/20 (144A)	1,162,000	1,202,670
AIG Life Holdings, Inc. 7.570%, 12/01/45 (144A) (d)	1,000,000	1,342,216
CNO Financial Group, Inc. 6.375%, 10/01/20 (144A)	330,000	349,800
Galaxy Bidco, Ltd. 6.375%, 11/15/20 (GBP)	210,000	332,611
Hockey Merger Sub 2, Inc. 7.875%, 10/01/21 (144A)	461,000	471,949
Pension Insurance Corp. plc 6.500%, 07/03/24 (GBP)	300,000	491,836
Radian Group, Inc. 5.500%, 06/01/19	538,000	529,930

		4,721,012

Internet—0.9%
Adria Bidco B.V. 7.875%, 11/15/20 (EUR)	340,000	451,364
IAC/InterActiveCorp 4.875%, 11/30/18	424,000	428,240
Zayo Group LLC / Zayo Capital, Inc. 8.125%, 01/01/20	3,000,000	3,217,500
10.125%, 07/01/20 (a)	2,814,000	3,172,785

		7,269,889

Iron/Steel—0.6%
Ovako AB 6.500%, 06/01/19 (EUR)	460,000	566,478
Ryerson, Inc. / Joseph T Ryerson & Son, Inc. 9.000%, 10/15/17	885,000	933,675
Steel Dynamics, Inc. 5.125%, 10/01/21 (144A)	1,155,000	1,172,325
5.250%, 04/15/23	329,000	331,467
6.375%, 08/15/22	260,000	274,625
ThyssenKrupp AG 3.125%, 10/25/19 (EUR)	1,040,000	1,374,864

		4,653,434

Leisure Time—0.8%
Brunswick Corp. 4.625%, 05/15/21 (144A)	324,000	315,090
Cirsa Funding Luxembourg S.A. 8.750%, 05/15/18 (EUR)	1,491,000	1,949,120
Travelport LLC / Travelport Holdings, Inc. 6.359%, 03/01/16 (144A) (f)	66,646	66,646
11.875%, 09/01/16 (144A)	11,636	11,636
13.875%, 03/01/16 (144A) (e)	3,438,449	3,438,449
TUI AG 4.500%, 10/01/19 (EUR)	106,000	136,189

		5,917,130

Lodging—2.1%
Caesars Entertainment Operating Co., Inc. 9.000%, 02/15/20 (a)	14,720,000	11,260,800
Choice Hotels International, Inc. 5.750%, 07/01/22 (a)	410,000	436,650
Felcor Lodging L.P. 5.625%, 03/01/23 (a)	532,000	520,030
MGM Resorts International 5.250%, 03/31/20 (a)	509,000	509,000
6.625%, 12/15/21 (a)	277,000	292,235
6.750%, 10/01/20 (a)	188,000	200,220
7.750%, 03/15/22 (a)	498,000	554,025
8.625%, 02/01/19	65,000	73,294
Station Casinos LLC 7.500%, 03/01/21 (a)	2,108,000	2,197,590
Wynn Macau, Ltd. 5.250%, 10/15/21 (144A)	307,000	296,255

		16,340,099

Machinery-Construction & Mining—0.1%
BlueLine Rental Finance Corp. 7.000%, 02/01/19 (144A)	531,000	545,603

Machinery-Diversified—0.1%
Galapagos S.A. 5.375%, 06/15/21 (EUR)	165,000	203,818
Selecta Group B.V. 6.500%, 06/15/20 (EUR)	615,000	729,098

		932,916

Media—5.5%
AMC Networks, Inc. 4.750%, 12/15/22 (a)	250,000	246,875
7.750%, 07/15/21	405,000	441,450
Cablevision Systems Corp. 5.875%, 09/15/22 (a)	1,277,000	1,235,497
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 02/15/23	2,074,000	1,991,040
5.250%, 09/30/22	1,725,000	1,688,344
Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.125%, 12/15/21 (144A)	1,200,000	1,147,500

MIST-47

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22	2,158,000	$2,198,965
7.625%, 03/15/20 (a)	946,000	981,475
Columbus International, Inc. 7.375%, 03/30/21 (144A) (a)	1,360,000	1,414,400
DISH DBS Corp. 4.250%, 04/01/18	1,725,000	1,729,312
5.125%, 05/01/20	1,119,000	1,116,202
Gannett Co., Inc. 4.875%, 09/15/21 (144A) (a)	682,000	659,835
5.125%, 10/15/19 (144A)	469,000	473,690
5.125%, 07/15/20	275,000	275,688
5.500%, 09/15/24 (144A) (a)	508,000	500,380
6.375%, 10/15/23 (144A)	1,338,000	1,391,520
Harron Communications L.P. / Harron Finance Corp. 9.125%, 04/01/20 (144A)	690,000	752,100
iHeartCommunications, Inc. 9.000%, 12/15/19 (a)	1,059,000	1,066,943
9.000%, 03/01/21 (a)	731,000	727,345
9.000%, 09/15/22 (144A) (a)	1,445,000	1,434,162
Midcontinent Communications & Midcontinent Finance Corp. 6.250%, 08/01/21 (144A)	605,000	611,050
MPL 2 Acquisition Canco, Inc. 9.875%, 08/15/18 (144A)	1,151,000	1,228,692
NBCUniversal Enterprise, Inc. 5.250%, 03/29/49 (144A)	255,000	265,200
Nexstar Broadcasting, Inc. 6.875%, 11/15/20 (a)	509,000	521,725
Nielsen Finance LLC / Nielsen Finance Co. 5.000%, 04/15/22 (144A)	585,000	571,838
Numericable Group S.A. 5.375%, 05/15/22 (EUR)	345,000	450,272
5.625%, 05/15/24 (EUR)	685,000	892,374
6.000%, 05/15/22 (144A)	2,437,000	2,455,277
6.250%, 05/15/24 (144A)	640,000	638,400
ProQuest LLC / ProQuest Notes Co. 9.000%, 10/15/18 (144A)	572,000	599,456
Radio One, Inc. 9.250%, 02/15/20 (144A)	1,025,000	1,022,438
RCN Telecom Services LLC / RCN Capital Corp. 8.500%, 08/15/20 (144A)	995,000	1,014,900
Sinclair Television Group, Inc. 5.625%, 08/01/24 (144A) (a)	1,926,000	1,853,775
Sterling Entertainment Enterprises LLC 9.750%, 12/15/19 (144A) (b) (c)	2,750,000	2,805,000
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.500%, 01/15/23 (144A)	1,160,000	1,171,600
5.625%, 04/15/23 (EUR)	104,000	141,537
Unitymedia Kabel BW GmbH 9.500%, 03/15/21 (EUR)	1,029,000	1,467,013
Univision Communications, Inc. 6.875%, 05/15/19 (144A)	404,000	421,170
8.500%, 05/15/21 (144A) (a)	1,204,000	1,273,230

Media—(Continued)
VTR Finance B.V. 6.875%, 01/15/24 (144A)	1,061,000	1,098,135
Wave Holdco LLC / Wave Holdco Corp. 8.250%, 07/15/19 (144A) (e)	1,350,000	1,383,750

		43,359,555

Metal Fabricate/Hardware—0.8%
Eco-Bat Finance plc 7.750%, 02/15/17 (EUR)	1,139,000	1,462,783
Wise Metals Group LLC / Wise Alloys Finance Corp. 8.750%, 12/15/18 (144A) (a)	4,904,000	5,235,020

		6,697,803

Mining—1.2%
Alcoa, Inc. 5.125%, 10/01/24	2,388,000	2,391,102
Constellium NV 4.625%, 05/15/21 (EUR)	490,000	631,273
5.750%, 05/15/24 (144A) (a)	1,172,000	1,172,000
First Quantum Minerals, Ltd. 6.750%, 02/15/20 (144A)	894,000	902,940
7.250%, 05/15/22 (144A)	282,000	288,345
Global Brass & Copper, Inc. 9.500%, 06/01/19	575,000	638,250
Imperial Metals Corp. 7.000%, 03/15/19 (144A) (a)	110,000	103,400
Novelis, Inc. 8.750%, 12/15/20	2,084,000	2,227,275
S&B Minerals Finance SCA / S&B Industrial Minerals North America, Inc. 9.250%, 08/15/20 (EUR)	665,000	911,322

		9,265,907

Miscellaneous Manufacturing—0.3%
CTP Transportation Products LLC / CTP Finance, Inc. 8.250%, 12/15/19 (144A)	555,000	592,463
Gates Global LLC / Gates Global Co. 5.750%, 07/15/22 (EUR)	465,000	545,472
Hydra Dutch Holdings 2 B.V. 5.703%, 04/15/19 (EUR) (f)	675,000	826,982
Polymer Group, Inc. 6.875%, 06/01/19 (144A)	165,000	164,175
SPX Corp. 6.875%, 09/01/17	495,000	539,550

		2,668,642

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp. 6.000%, 08/15/22	440,000	456,500

MIST-48

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—8.7%
American Energy-Permian Basin LLC / AEPB Finance Corp. 7.125%, 11/01/20 (144A)	623,000	$570,045
7.375%, 11/01/21 (144A) (a)	531,000	485,865
Antero Resources Finance Corp. 5.375%, 11/01/21	978,000	973,110
6.000%, 12/01/20	325,000	331,500
Athlon Holdings L.P. / Athlon Finance Corp. 6.000%, 05/01/22 (144A)	674,000	722,865
7.375%, 04/15/21	730,000	793,875
Atwood Oceanics, Inc. 6.500%, 02/01/20	725,000	743,125
Baytex Energy Corp. 5.125%, 06/01/21 (144A) (a)	356,000	347,100
5.625%, 06/01/24 (144A)	127,000	121,920
Berry Petroleum Co. LLC 6.375%, 09/15/22	898,000	871,060
6.750%, 11/01/20	463,000	467,630
Bonanza Creek Energy, Inc. 5.750%, 02/01/23	1,150,000	1,104,000
6.750%, 04/15/21	881,000	907,430
California Resources Corp. 6.000%, 11/15/24 (144A)	2,070,000	2,126,925
Carrizo Oil & Gas, Inc. 7.500%, 09/15/20	497,000	516,880
8.625%, 10/15/18	715,000	743,600
Chaparral Energy, Inc. 7.625%, 11/15/22	685,000	702,125
Chesapeake Energy Corp. 5.750%, 03/15/23 (a)	2,682,000	2,856,330
6.125%, 02/15/21 (a)	662,000	719,925
6.625%, 08/15/20	851,000	938,653
6.875%, 11/15/20 (a)	1,089,000	1,214,235
Cimarex Energy Co. 4.375%, 06/01/24	610,000	614,575
Concho Resources, Inc. 5.500%, 10/01/22	1,009,000	1,039,270
5.500%, 04/01/23	1,179,000	1,226,160
CrownRock L.P. / CrownRock Finance, Inc. 7.125%, 04/15/21 (144A)	1,006,000	1,046,240
Denbury Resources, Inc. 5.500%, 05/01/22 (a)	280,000	277,200
Diamondback Energy, Inc. 7.625%, 10/01/21 (144A) (a)	1,019,000	1,097,972
Drill Rigs Holdings, Inc. 6.500%, 10/01/17 (144A)	1,119,000	1,113,405
Energy XXI Gulf Coast, Inc. 6.875%, 03/15/24 (144A)	436,000	409,840
7.750%, 06/15/19	1,109,000	1,103,455
9.250%, 12/15/17	300,000	311,250
EnQuest plc 7.000%, 04/15/22 (144A)	381,000	359,331
Gulfport Energy Corp. 7.750%, 11/01/20 (144A)	335,000	349,238

Oil & Gas—(Continued)
Halcon Resources Corp. 8.875%, 05/15/21	1,748,000	1,721,780
9.250%, 02/15/22	465,000	463,256
9.750%, 07/15/20	850,000	864,875
Hilcorp Energy I L.P. / Hilcorp Finance Co. 5.000%, 12/01/24 (144A)	938,000	902,825
7.625%, 04/15/21 (144A)	970,000	1,020,925
8.000%, 02/15/20 (144A)	245,000	255,719
Ithaca Energy, Inc. 8.125%, 07/01/19 (144A)	655,000	643,537
Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.750%, 04/01/22 (144A)	550,000	550,000
Jupiter Resources, Inc. 8.500%, 10/01/22 (144A)	865,000	767,687
Laredo Petroleum, Inc. 7.375%, 05/01/22 (a)	1,225,000	1,286,250
Legacy Reserves L.P. / Legacy Reserves Finance Corp. 6.625%, 12/01/21 (a)	431,000	422,380
6.625%, 12/01/21 (144A)	545,000	534,100
Linn Energy LLC / Linn Energy Finance Corp. 6.250%, 11/01/19 (a)	896,000	874,720
7.750%, 02/01/21	285,000	287,138
8.625%, 04/15/20	152,000	157,130
MEG Energy Corp. 6.500%, 03/15/21 (144A)	1,222,000	1,252,550
7.000%, 03/31/24 (144A)	2,437,000	2,522,295
Memorial Production Partners L.P. / Memorial Production Finance Corp. 7.625%, 05/01/21	559,000	556,205
Memorial Resource Development Corp. 5.875%, 07/01/22 (144A)	1,449,000	1,416,397
Newfield Exploration Co. 6.875%, 02/01/20	545,000	568,163
Northern Oil and Gas, Inc. 8.000%, 06/01/20	436,000	442,540
Oasis Petroleum, Inc. 6.500%, 11/01/21	835,000	870,487
6.875%, 01/15/23	480,000	505,200
Offshore Group Investment, Ltd. 7.500%, 11/01/19	1,016,000	942,340
Pacific Drilling S.A. 5.375%, 06/01/20 (144A)	730,000	667,950
Parsley Energy LLC / Parsley Finance Corp. 7.500%, 02/15/22 (144A)	1,179,000	1,215,844
Penn Virginia Corp. 8.500%, 05/01/20	1,197,000	1,256,850
Precision Drilling Corp. 5.250%, 11/15/24 (144A)	1,365,000	1,317,225
6.625%, 11/15/20	235,000	243,813
QEP Resources, Inc. 5.250%, 05/01/23	400,000	388,000
5.375%, 10/01/22	411,000	402,780

MIST-49

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Range Resources Corp. 5.000%, 08/15/22	217,000	$221,883
5.000%, 03/15/23	284,000	292,520
5.750%, 06/01/21	39,000	40,950
6.750%, 08/01/20	218,000	229,445
RKI Exploration & Production LLC / RKI Finance Corp. 8.500%, 08/01/21 (144A)	247,000	255,028
Rosetta Resources, Inc. 5.875%, 06/01/22	515,000	513,069
5.875%, 06/01/24 (a)	501,000	492,233
RSP Permian, Inc. 6.625%, 10/01/22 (144A) (a)	634,000	637,962
Sanchez Energy Corp. 6.125%, 01/15/23 (144A)	1,633,000	1,617,160
SandRidge Energy, Inc. 7.500%, 03/15/21 (a)	225,000	219,375
7.500%, 02/15/23	990,000	961,537
8.125%, 10/15/22	175,000	174,781
8.750%, 01/15/20	288,000	296,640
Seven Generations Energy, Ltd. 8.250%, 05/15/20 (144A)	3,082,000	3,328,560
Seventy Seven Energy, Inc. 6.500%, 07/15/22 (144A) (a)	432,000	424,440
SM Energy Co. 5.000%, 01/15/24 (a)	377,000	360,035
6.500%, 01/01/23	163,000	169,520
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.500%, 08/15/22	851,000	833,980
7.500%, 07/01/21 (a)	776,000	830,320
Trafigura Beheer B.V. 6.375%, 04/08/15 (EUR)	490,000	632,387
Triangle USA Petroleum Corp. 6.750%, 07/15/22 (144A)	425,000	414,906
Ultra Petroleum Corp. 5.750%, 12/15/18 (144A)	525,000	527,625
Vanguard Natural Resources LLC / VNR Finance Corp. 7.875%, 04/01/20	830,000	859,050
Whiting Petroleum Corp. 5.000%, 03/15/19 (a)	1,165,000	1,197,037
6.500%, 10/01/18	315,000	325,631
WPX Energy, Inc. 5.250%, 09/15/24	614,000	595,580

		68,978,749

Oil & Gas Services—0.4%
BIBBY Offshore Services plc 7.500%, 06/15/21 (GBP)	420,000	675,776
Calfrac Holdings L.P. 7.500%, 12/01/20 (144A)	1,574,000	1,644,830
CGG S.A. 7.750%, 05/15/17	271,000	272,355

Oil & Gas Services—(Continued)
Hiland Partners L.P. / Hiland Partner Finance Corp. 7.250%, 10/01/20 (144A)	215,000	227,900
Key Energy Services, Inc. 6.750%, 03/01/21	375,000	360,938
Pioneer Energy Services Corp. 6.125%, 03/15/22 (144A)	257,000	254,430

		3,436,229

Packaging & Containers—1.5%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.250%, 01/15/22 (EUR)	700,000	860,317
6.000%, 06/30/21 (144A) (a)	680,000	652,800
6.250%, 01/31/19 (144A) (a)	769,000	761,310
Ball Corp. 4.000%, 11/15/23	1,326,000	1,233,180
Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II 5.625%, 12/15/16 (144A) (a)	696,000	690,780
6.000%, 06/15/17 (144A)	1,125,000	1,108,125
Crown Americas LLC / Crown Americas Capital Corp. III 6.250%, 02/01/21	271,000	284,550
Crown Americas LLC / Crown Americas Capital Corp. IV 4.500%, 01/15/23	469,000	443,205
Crown European Holdings S.A. 4.000%, 07/15/22 (EUR)	660,000	841,949
Greif Nevada Holdings, Inc. 7.375%, 07/15/21 (144A) (EUR)	330,000	485,580
OI European Group B.V. 4.875%, 03/31/21 (EUR)	936,000	1,266,566
Pactiv LLC 7.950%, 12/15/25	1,713,000	1,807,215
8.375%, 04/15/27	274,000	290,440
SGD Group SAS 5.625%, 05/15/19 (EUR)	310,000	379,799
Tekni-Plex, Inc. 9.750%, 06/01/19 (144A)	516,000	561,150

		11,666,966

Pharmaceuticals—1.2%
Capsugel S.A. 7.000%, 05/15/19 (144A) (e)	369,000	368,078
Catamaran Corp. 4.750%, 03/15/21	865,000	832,022
Endo Finance LLC & Endo Finco, Inc. 5.375%, 01/15/23 (144A)	167,000	159,485
7.000%, 12/15/20 (144A)	238,000	248,710
7.250%, 01/15/22 (144A) (a)	255,000	268,388
Grifols Worldwide Operations, Ltd. 5.250%, 04/01/22 (144A)	1,279,000	1,263,012
Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20 (a)	1,287,000	1,341,697

MIST-50

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Pinnacle Merger Sub, Inc. 9.500%, 10/01/23 (144A)	356,000	$388,040
Salix Pharmaceuticals, Ltd. 6.000%, 01/15/21 (144A)	355,000	384,288
Valeant Pharmaceuticals International, Inc. 5.625%, 12/01/21 (144A) (a)	1,182,000	1,177,567
6.375%, 10/15/20 (144A)	1,593,000	1,636,807
6.750%, 08/15/18 (144A)	1,106,000	1,166,830
6.750%, 08/15/21 (144A)	230,000	238,625
7.250%, 07/15/22 (144A)	330,000	348,150

		9,821,699

Pipelines—3.0%
Access Midstream Partners L.P. / ACMP Finance Corp. 4.875%, 03/15/24 (a)	823,000	841,518
5.875%, 04/15/21 (a)	948,000	1,000,140
6.125%, 07/15/22	1,077,000	1,147,005
Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp. 5.875%, 08/01/23 (a)	118,000	115,345
Energy Transfer Equity L.P. 5.875%, 01/15/24	3,288,000	3,329,100
Genesis Energy L.P. / Genesis Energy Finance Corp. 5.750%, 02/15/21	166,000	162,680
Kinder Morgan, Inc. 5.000%, 02/15/21 (144A)	622,000	648,435
5.625%, 11/15/23 (144A) (a)	632,000	671,500
6.700%, 02/15/27	62,930	70,128
7.750%, 01/15/32 (a)	3,171,000	3,892,402
7.800%, 08/01/31	525,000	635,250
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp. 6.250%, 06/15/22	731,000	769,378
6.500%, 08/15/21 (a)	845,000	889,362
NGPL PipeCo LLC 7.119%, 12/15/17 (144A) (a)	385,000	385,000
9.625%, 06/01/19 (144A)	445,000	471,700
Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp. 6.500%, 05/15/21	456,000	477,660
Regency Energy Partners L.P. / Regency Energy Finance Corp. 4.500%, 11/01/23	1,639,000	1,585,732
Rockies Express Pipeline LLC 6.875%, 04/15/40 (144A)	280,000	302,400
Rose Rock Midstream L.P. / Rose Rock Finance Corp. 5.625%, 07/15/22 (144A)	660,000	653,400
Sabine Pass Liquefaction LLC 5.625%, 04/15/23 (144A)	1,443,000	1,457,430
5.750%, 05/15/24 (144A)	3,470,000	3,530,725
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.375%, 08/01/22	450,000	479,250

		23,515,540

Real Estate—1.1%
Annington Finance No. 5 plc 13.000%, 01/15/23 (GBP) (e)	463,271	931,280
Crescent Resources LLC / Crescent Ventures, Inc. 10.250%, 08/15/17 (144A)	1,570,000	1,703,450
Realogy Group LLC 7.625%, 01/15/20 (144A) (a)	2,578,000	2,758,460
9.000%, 01/15/20 (144A) (a)	280,000	305,900
Realogy Group LLC / Realogy Co-Issuer Corp. 4.500%, 04/15/19 (144A) (a)	1,649,000	1,591,285
Rialto Holdings LLC / Rialto Corp. 7.000%, 12/01/18 (144A)	545,000	555,900
RPG Byty Sro 6.750%, 05/01/20 (EUR)	755,000	996,515
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (b) (g) (h)	70,000	0

		8,842,790

Real Estate Investment Trusts—0.3%
Crown Castle International Corp. 5.250%, 01/15/23	1,266,000	1,254,922
Geo Group, Inc. (The) 5.875%, 10/15/24	590,000	591,475
iStar Financial, Inc. 4.000%, 11/01/17	340,000	329,800
5.000%, 07/01/19	235,000	226,188

		2,402,385

Retail—1.8%
Asbury Automotive Group, Inc. 8.375%, 11/15/20	734,000	785,380
BC ULC / New Red Finance, Inc. 6.000%, 04/01/22 (144A)	1,340,000	1,331,625
CST Brands, Inc. 5.000%, 05/01/23	676,000	659,100
Debenhams plc 5.250%, 07/15/21 (GBP)	570,000	868,612
DriveTime Automotive Group, Inc. / DT Acceptance Corp. 8.000%, 06/01/21 (144A) (a)	760,000	723,900
Dufry Finance SCA 4.500%, 07/15/22 (EUR)	330,000	432,662
5.500%, 10/15/20 (144A)	346,000	361,570
Hema Bondco I B.V. 6.250%, 06/15/19 (EUR)	907,000	1,059,668
Hillman Group, Inc. (The) 6.375%, 07/15/22 (144A)	532,000	514,710
L Brands, Inc. 5.625%, 02/15/22	400,000	417,000
Neiman Marcus Group Ltd., Inc. 8.000%, 10/15/21 (144A)	2,517,000	2,617,680
PC Nextco Holdings LLC / PC Nextco Finance, Inc. 8.750%, 08/15/19	474,000	476,370

MIST-51

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Penske Automotive Group, Inc. 5.750%, 10/01/22	1,109,000	$1,125,635
Rite Aid Corp. 9.250%, 03/15/20	400,000	436,000
Sally Holdings LLC / Sally Capital, Inc. 5.500%, 11/01/23	393,000	395,947
Sonic Automotive, Inc. 5.000%, 05/15/23 (a)	227,000	216,785
THOM Europe SAS 7.375%, 07/15/19 (EUR)	590,000	685,584
Travis Perkins plc 4.375%, 09/15/21 (GBP)	351,000	571,869
Twin Set-Simona Barbieri S.p.A. 6.081%, 07/15/19 (EUR) (f)	266,000	315,847
Unique Pub Finance Co. plc (The) 6.542%, 03/30/21 (GBP)	267,840	458,090

		14,454,034

Semiconductors—0.5%
Micron Technology, Inc. 5.500%, 02/01/25 (144A)	1,755,000	1,719,900
NXP B.V. / NXP Funding LLC 3.750%, 06/01/18 (144A)	388,000	381,210
5.750%, 02/15/21 (144A)	530,000	537,950
5.750%, 03/15/23 (144A) (a)	1,195,000	1,209,938

		3,848,998

Software—2.2%
BMC Software Finance, Inc. 8.125%, 07/15/21 (144A) (a)	1,017,000	976,320
Epicor Software Corp. 8.625%, 05/01/19 (a)	888,000	939,060
First Data Corp. 6.750%, 11/01/20 (144A) (a)	339,000	359,340
7.375%, 06/15/19 (144A)	2,501,000	2,632,553
8.250%, 01/15/21 (144A)	1,506,000	1,596,360
8.750%, 01/15/22 (144A) (e)	251,000	266,060
10.625%, 06/15/21	1,126,000	1,280,825
11.250%, 01/15/21	60,000	68,325
11.750%, 08/15/21 (a)	1,949,000	2,255,967
IMS Health, Inc. 6.000%, 11/01/20 (144A)	502,000	514,550
Infor Software Parent LLC / Infor Software Parent, Inc. 7.125%, 05/01/21 (144A) (a) (e)	1,912,000	1,892,880
Infor U.S., Inc. 9.375%, 04/01/19	2,055,000	2,219,400
Nuance Communications, Inc. 5.375%, 08/15/20 (144A) (d)	1,985,000	1,940,338
Sophia L.P. / Sophia Finance, Inc. 9.750%, 01/15/19 (144A)	549,000	590,175

		17,532,153

Storage/Warehousing—0.1%
Mobile Mini, Inc. 7.875%, 12/01/20	540,000	577,800

Telecommunications—8.8%
Alcatel-Lucent USA, Inc. 4.625%, 07/01/17 (144A) (a)	970,000	980,913
6.450%, 03/15/29 (a)	448,000	422,240
6.750%, 11/15/20 (144A) (a)	2,330,000	2,364,950
Altice Financing S.A. 6.500%, 01/15/22 (144A) (a)	1,290,000	1,322,250
Altice Finco S.A. 8.125%, 01/15/24 (144A)	405,000	433,350
Altice S.A. 7.250%, 05/15/22 (EUR)	1,005,000	1,313,794
7.750%, 05/15/22 (144A) (a)	1,325,000	1,368,062
Avaya, Inc. 7.000%, 04/01/19 (144A) (a)	655,000	635,350
10.500%, 03/01/21 (144A) (a)	680,000	595,000
CenturyLink, Inc. 5.625%, 04/01/20	1,039,000	1,071,728
6.450%, 06/15/21	215,000	230,050
CommScope, Inc. 5.000%, 06/15/21 (144A)	512,000	501,760
5.500%, 06/15/24 (144A)	527,000	517,778
Consolidated Communications Finance II Co. 6.500%, 10/01/22 (144A) (a)	665,000	661,675
Digicel Group, Ltd. 7.125%, 04/01/22 (144A) (a)	1,550,000	1,546,900
8.250%, 09/30/20 (144A)	1,116,000	1,149,592
Digicel, Ltd. 6.000%, 04/15/21 (144A) (a)	4,057,000	4,016,430
DigitalGlobe, Inc. 5.250%, 02/01/21 (144A)	173,000	166,080
Frontier Communications Corp. 6.250%, 09/15/21	785,000	777,150
Inmarsat Finance plc 4.875%, 05/15/22 (144A)	1,055,000	1,031,263
Intelsat Jackson Holdings S.A. 5.500%, 08/01/23	1,635,000	1,561,425
6.625%, 12/15/22 (a)	1,660,000	1,676,600
Intelsat Luxembourg S.A. 6.750%, 06/01/18	1,145,000	1,176,487
Level 3 Communications, Inc. 8.875%, 06/01/19	980,000	1,046,150
Level 3 Escrow II, Inc. 5.375%, 08/15/22 (144A)	1,835,000	1,807,475
Level 3 Financing, Inc. 7.000%, 06/01/20	1,142,000	1,203,382
8.125%, 07/01/19	1,556,000	1,657,140
8.625%, 07/15/20	810,000	876,825
Nokia Oyj 6.625%, 05/15/39	630,000	664,650
Orange S.A. 4.000%, 10/01/21 (EUR) (f)	475,000	594,173
Play Finance 2 S.A. 5.250%, 02/01/19 (EUR)	550,000	710,308

MIST-52

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
SBA Communications Corp. 4.875%, 07/15/22 (144A)	1,240,000	$1,190,400
Sprint Capital Corp. 8.750%, 03/15/32	960,000	1,047,600
Sprint Communications, Inc. 7.000%, 03/01/20 (144A)	1,822,000	1,992,812
9.000%, 11/15/18 (144A)	3,190,000	3,684,450
Sprint Corp. 7.125%, 06/15/24 (144A)	1,455,000	1,465,912
7.875%, 09/15/23 (144A)	2,962,000	3,139,720
T-Mobile USA, Inc. 6.000%, 03/01/23 (a)	840,000	838,950
6.375%, 03/01/25	2,675,000	2,668,312
6.500%, 01/15/24	1,000,000	1,012,500
6.633%, 04/28/21	784,000	803,600
6.731%, 04/28/22	784,000	801,640
Telecom Italia S.p.A. 4.500%, 01/25/21 (EUR)	695,000	946,817
4.875%, 09/25/20 (EUR)	467,000	648,257
5.875%, 05/19/23 (GBP)	1,000,000	1,697,688
6.375%, 06/24/19 (GBP)	700,000	1,232,219
Telenet Finance V Luxembourg SCA 6.250%, 08/15/22 (EUR)	910,000	1,241,349
6.750%, 08/15/24 (EUR)	543,000	765,583
tw telecom holdings, Inc. 5.375%, 10/01/22	850,000	913,750
Virgin Media Finance plc 7.000%, 04/15/23 (GBP)	513,000	879,470
Virgin Media Secured Finance plc 6.000%, 04/15/21 (GBP)	2,808,000	4,693,399
Wind Acquisition Finance S.A. 4.000%, 07/15/20 (EUR)	1,697,000	2,113,925
4.203%, 07/15/20 (EUR) (f)	805,000	1,012,943
Windstream Corp. 6.375%, 08/01/23 (a)	90,000	86,850
7.750%, 10/15/20 (a)	455,000	478,888
7.750%, 10/01/21	425,000	452,625

		69,890,589

Textiles—0.1%
Springs Industries, Inc. 6.250%, 06/01/21	1,103,000	1,080,940

Transportation—1.0%
CEVA Group plc 9.000%, 09/01/21 (144A) (a)	322,000	321,195
Florida East Coast Holdings Corp. 6.750%, 05/01/19 (144A) (a)	1,686,000	1,719,720
9.750%, 05/01/20 (144A) (a)	107,000	108,605
Global Ship Lease, Inc. 10.000%, 04/01/19 (144A)	2,535,000	2,642,738
JCH Parent, Inc. 10.500%, 03/15/19 (144A) (e)	2,112,000	2,064,480
Watco Cos. LLC / Watco Finance Corp. 6.375%, 04/01/23 (144A)	617,000	620,085

Transportation—(Continued)
XPO Logistics, Inc. 7.875%, 09/01/19 (144A)	490,000	505,925

		7,982,748

Trucking & Leasing—0.1%
Jurassic Holdings III, Inc. 6.875%, 02/15/21 (144A)	531,000	531,000

Total Corporate Bonds & Notes (Cost $588,268,241)		590,113,534

Floating Rate Loans (f)—10.7%

Advertising—0.1%
Affinion Group, Inc. 2nd Lien Term Loan, 8.500%, 10/12/18	1,150,000	1,117,417
Term Loan B, 6.750%, 04/30/18	99,500	97,241

		1,214,658

Aerospace/Defense—0.5%
Sequa Corp. Term Loan B, 5.250%, 06/19/17	3,768,198	3,601,768
Silver II U.S. Holdings LLC Term Loan, 4.000%, 12/13/19	747,494	735,581

		4,337,349

Air Freight & Logistics—0.1%
Ceva Logistics Canada ULC Term Loan, 6.500%, 03/19/21	105,523	102,533
Ceva Logistics U.S. Holdings, Inc. Term Loan, 6.500%, 03/19/21	844,185	820,267

		922,800

Airlines—0.2%
Northwest Airlines, Inc. Term Loan 1.556%, 09/10/18	1,091,333	1,041,762
Term Loan 2.176%, 03/10/17	743,333	723,821

		1,765,583

Chemicals—0.5%
Ascend Performance Materials LLC Term Loan B, 6.750%, 04/10/18	3,334,500	3,286,567
OXEA Finance LLC 2nd Lien Term Loan, 8.250%, 07/15/20	560,000	555,445

		3,842,012

Coal—0.4%
American Energy - Marcellus LLC 1st Lien Term Loan, 5.250%, 08/04/20	723,549	719,329
American Energy - Utica LLC 2nd Lien Term Loan, 5.500%, 09/30/18 (h)	1,788,174	1,922,287

MIST-53

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (f)—(Continued)

Security Description	Principal Amount*	Value

Coal—(Continued)
Arch Coal, Inc. Term Loan B, 6.250%, 05/16/18	726,023	$665,581

		3,307,197

Commercial Services—0.2%
Catalent Pharma Solutions, Inc. Term Loan, 6.500%, 12/29/17	107,509	107,778
Interactive Data Corp. Term Loan, 4.750%, 05/02/21	1,820,438	1,812,473

		1,920,251

Distribution/Wholesale—0.2%
HD Supply, Inc. Term Loan B, 4.000%, 06/28/18	1,494,975	1,482,049

Electric—1.0%
Energy Future Intermediate Holding Co. LLC Term Loan, 4.250%, 06/19/16	1,045,000	1,041,734
Texas Competitive Electric Holdings Co. LLC Extended Revolver, 4.650%, 10/10/16	915,000	681,675
Extended Term Loan, 4.650%, 10/10/17	5,704,315	4,244,963
Non-Extended Term Loan, 4.650%, 10/10/15	269,710	201,102
Term Loan, 3.750%, 05/05/16	2,110,693	2,114,651

		8,284,125

Entertainment—0.7%
Amaya Holdings B.V. 1st Lien Term Loan, 5.000%, 08/01/21	1,220,000	1,206,275
2nd Lien Term Loan, 8.000%, 08/01/22	2,580,000	2,616,120
Diamond Resorts Corp. Term Loan, 5.500%, 05/09/21	1,421,437	1,421,437

		5,243,832

Forest Products & Paper—0.2%
Wilsonart LLC Term Loan B, 4.000%, 10/31/19	1,296,901	1,275,016

Health Care Equipment & Supplies—0.0%
Surgery Center Holdings, Inc. 1st Lien Term Loan, 0.000%, 07/09/20 (j)	365,287	364,374

Healthcare-Services—0.3%
Community Health Systems, Inc. Term Loan D, 4.250%, 01/27/21	1,731,141	1,728,221
ESH Hospitality, Inc. Term Loan, 5.000%, 06/24/19	530,000	537,950

		2,266,171

Household Products/Wares—0.2%
Spin Holdco, Inc. Term Loan B, 4.250%, 11/14/19	1,258,664	1,240,767

Internet—0.2%
Zayo Group LLC Term Loan B, 4.000%, 07/02/19	1,453,533	1,434,304

Internet Software & Services—0.3%
Travelport Finance (Luxembourg) S.a.r.l. Term Loan B, 6.000%, 09/02/21	2,630,000	2,628,767

Lodging—1.6%
Caesars Entertainment Operating Co. Extended
Term Loan B6, 6.948%, 03/01/17	3,028,654	2,766,082
Term Loan B7, 9.750%, 01/28/18	3,177,011	3,017,912
Caesars Entertainment Resort Properties LLC Term Loan B, 7.000%, 10/12/20	3,714,036	3,566,403
Hilton Worldwide Finance LLC Term Loan B2, 3.500%, 10/26/20	735,079	724,840
La Quinta Intermediate Holdings LLC Term Loan B, 4.000%, 04/14/21	868,443	858,238
MGM Resorts International Term Loan B, 3.500%, 12/20/19	222,796	219,315
Station Casinos LLC Term Loan B, 4.250%, 03/02/20	1,573,799	1,551,372

		12,704,162

Machinery—0.5%
Gates Global, Inc. Term Loan B, 4.250%, 07/05/21	4,205,000	4,140,424

Machinery-Diversified—0.1%
Gardner Denver, Inc. Term Loan, 4.250%, 07/30/20	870,778	854,942
Hillman Group Inc. (The) Term Loan B, 4.500%, 06/30/21	174,563	174,344

		1,029,286

Media—1.1%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan, 4.250%, 07/23/21	604,839	595,199
2nd Lien Term Loan, 7.500%, 07/25/22	955,000	943,301
Delayed Draw Term Loan, 3.750%, 07/23/21 (k)	20,161	19,840
Cengage Learning Acquisitions, Inc. 1st Lien Term Loan, 7.000%, 03/31/20	2,622,648	2,626,582
Term Loan, 0.000%, 07/03/15 (g) (h)	295,300	0
Charter Communications Operating LLC Term Loan G, 4.250%, 09/12/21	1,470,000	1,467,375
Clear Channel Communications, Inc. Term Loan B, 3.804%, 01/29/16	198,932	197,476
Term Loan D, 6.904%, 01/30/19	2,631,109	2,516,821

		8,366,594

Pharmaceuticals—0.2%
Grifols Worldwide Operations USA, Inc. Term Loan B, 3.154%, 02/27/21	1,293,500	1,272,660

MIST-54

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Real Estate—0.0%
Realogy Corp. Extended Letter of Credit, 4.405%, 10/10/16	129,183	$127,969

Retail—0.5%
Alliance Boots Holdings, Ltd. Term Loan B1, 3.482%, 07/09/15 (GBP)	874,124	1,417,184
BJ’s Wholesale Club, Inc. 2nd Lien Term Loan, 8.500%, 03/26/20	550,000	555,844
J.C. Penney Corporation, Inc. Term Loan, 5.000%, 06/20/19	875	670
Neiman Marcus Group, Inc. (The) Term Loan, 4.250%, 10/25/20	1,305,154	1,284,761
Rite Aid Corp. 2nd Lien Term Loan, 5.750%, 08/21/20	350,000	355,578

		3,614,037

Semiconductors—0.3%
Avago Technologies Cayman, Ltd. Term Loan B, 3.750%, 05/06/21	1,491,263	1,479,679
CEVA Intercompany B.V. Term Loan, 6.500%, 03/19/21	612,034	594,693

		2,074,372

Software—1.1%
First Data Corp. Extended Term Loan, 3.655%, 03/23/18	6,980,000	6,856,398
Term Loan, 3.655%, 09/24/18	200,000	196,375
Kronos, Inc. 2nd Lien Term Loan, 9.750%, 04/30/20	1,906,969	1,968,945

		9,021,718

Telecommunications—0.1%
Hawaiian Telcom Communications, Inc. Term Loan B, 5.000%, 06/06/19	542,841	544,470

Transportation—0.1%
CEVA Group plc Term Loan, 6.500%, 03/19/21	583,293	566,767

Total Floating Rate Loans (Cost $85,253,945)		84,991,714

Common Stocks—8.7%

Auto Components—1.3%
Goodyear Tire & Rubber Co. (The) (a)	452,367	10,216,709
Lear Corp.	2,395	206,952

		10,423,661

Banks—0.6%
Citigroup, Inc.	84,080	4,357,025

Capital Markets—1.8%
American Capital, Ltd. (a) (l)	902,905	$12,785,135
E*Trade Financial Corp. (a) (l)	50,299	1,136,254
Uranium Participation Corp. (l)	28,400	127,806

		14,049,195

Chemicals—0.6%
Advanced Emissions Solutions, Inc. (a) (l)	11,202	238,267
Huntsman Corp. (a)	171,764	4,464,146
LyondellBasell Industries NV - Class A	8	869

		4,703,282

Consumer Finance—1.8%
Ally Financial, Inc. (a) (l)	56,844	1,315,370
Ally Financial, Inc. (Private Placement)	575,670	13,321,004

		14,636,374

Containers & Packaging—0.0%
Smurfit Kappa Group plc	520	11,347

Diversified Telecommunication Services—0.2%
Broadview Networks Holdings, Inc. (l)	52,943	105,885
Level 3 Communications, Inc. (a) (l)	38,560	1,763,349

		1,869,234

Hotels, Restaurants & Leisure—0.3%
Amaya Gaming Group, Inc. (144A) (b) (c) (l)	74,289	1,983,921

Household Durables—0.1%
Stanley-Martin Communities LLC (144A) (b) (c) (l)	450	669,150

Insurance—0.9%
American International Group, Inc.	131,638	7,111,085

Media—0.3%
Cengage Learning, Inc. (g)	26,678	856,470
Clear Channel Outdoor Holdings, Inc. - Class A	31,744	213,955
HMH Publishing Co., Ltd. (l)	47,825	929,723

		2,000,148

Metals & Mining—0.0%
African Minerals, Ltd. (l)	159,753	45,115

Oil, Gas & Consumable Fuels—0.6%
General Maritime Corp. (144A) (b) (c)	262,836	4,862,466

Paper & Forest Products—0.0%
Ainsworth Lumber Co., Ltd. (l)	53,942	130,526
Ainsworth Lumber Co., Ltd. (144A) (l)	10,657	25,895

		156,421

MIST-55

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—0.2%
HD Supply Holdings, Inc. (l)	61,680	$1,681,397

Total Common Stocks (Cost $63,892,088)		68,559,821

Preferred Stocks—2.1%

Banks—0.5%
GMAC Capital Trust I, 8.125% (f)	168,498	4,483,732

Consumer Finance—0.1%
Ally Financial, Inc., 8.500% (f)	22,812	614,327

Diversified Financial Services—0.3%
Marsico Parent Superholdco LLC (144A) (b) (l)	25	0
RBS Capital Funding Trust VII, 6.080%	90,156	2,153,827

		2,153,827

Hotels, Restaurants & Leisure—1.2%
Amaya Gaming Group, Inc. (144A) (b) (c)	7,581,000	9,324,403

Total Preferred Stocks (Cost $14,179,342)		16,576,289

Asset-Backed Securities—1.7%

Asset-Backed - Other—1.7%
Adams Mill CLO, Ltd. 3.697%, 07/15/26 (144A) (f)	250,000	229,802
ALM VIII, Ltd. 2.984%, 01/20/26 (144A) (f)	500,000	484,971
3.434%, 01/20/26 (144A) (f)	550,000	515,935
4.734%, 01/20/26 (144A) (f)	500,000	448,402
ALM XIV, Ltd. 3.184%, 07/28/26 (144A) (f)	356,456	349,504
3.684%, 07/28/26 (144A) (f)	250,000	235,855
5.084%, 07/28/26 (144A) (f)	250,000	224,982
Apidos CLO XVIII 3.884%, 07/22/26 (144A) (f)	550,000	524,813
Atlas Senior Loan Fund, Ltd. 3.259%, 07/16/26 (144A) (f)	250,000	242,862
3.709%, 07/16/26 (144A) (f)	250,000	232,889
Avalon IV Capital, Ltd. 3.083%, 04/17/23 (144A) (f)	250,000	248,889
Battalion CLO, Ltd. 3.582%, 10/22/25 (144A) (f)	500,000	468,022
Benefit Street Partners CLO, Ltd. 3.680%, 07/20/26 (144A) (f)	500,000	469,040
Carlyle Global Market Strategies CLO, Ltd. 6.332%, 07/20/23 (144A) (f)	290,000	290,151
Cedar Funding III CLO, Ltd. 3.029%, 05/20/26 (144A) (f)	320,000	308,492
3.779%, 05/20/26 (144A) (f)	270,000	254,744

Asset-Backed - Other—(Continued)
CIFC Funding, Ltd. 2.952%, 07/22/26 (144A) (f)	250,000	241,126
3.552%, 07/22/26 (144A) (f)	250,000	233,263
Dryden XXXI Senior Loan Fund 4.484%, 04/18/26 (144A) (f)	750,000	652,810
Flatiron CLO, Ltd. 3.833%, 01/17/26 (144A) (f)	500,000	480,400
Galaxy XVIII CLO, Ltd. 3.234%, 10/15/26 (144A) (f)	250,000	245,065
Gramercy Park CLO, Ltd. 5.733%, 07/17/23 (144A) (f)	250,000	237,438
Jamestown CLO, Ltd. 3.734%, 07/15/26 (144A) (f)	250,000	229,611
LCM X L.P. 5.734%, 04/15/22 (144A) (f)	1,000,000	999,958
Madison Park Funding VIII, Ltd. 3.031%, 04/22/22 (144A) (f)	250,000	249,977
4.081%, 04/22/22 (144A) (f)	250,000	249,989
Madison Park Funding XIV, Ltd. 3.831%, 07/20/26 (144A) (f)	250,000	238,498
Octagon Investment Partners XII, Ltd. 5.738%, 05/05/23 (144A) (f)	400,000	391,927
Octagon Investment Partners XX, Ltd. 3.885%, 08/12/26 (144A) (f)	250,000	239,721
5.485%, 08/12/26 (144A) (f)	250,000	230,172
Palmer Square CLO, Ltd. 2.821%, 10/17/22 (144A) (f)	400,000	389,920
4.121%, 10/17/22 (144A) (f)	300,000	299,530
6.021%, 10/17/22 (144A) (f)	260,000	259,690
Steele Creek CLO, Ltd. 2.484%, 08/21/26 (144A) (f)	250,000	243,871
TICP CLO II, Ltd. 1.681%, 07/20/26 (144A) (f)	500,000	497,353
Voya CLO, Ltd. 3.829%, 07/25/26 (144A) (f)	500,000	473,524
Washington Mill CLO, Ltd. 3.227%, 04/20/26 (144A) (f)	250,000	244,466
3.676%, 04/20/26 (144A) (f)	320,000	300,333
WhiteHorse IX, Ltd. 2.919%, 07/17/26 (144A) (f)	250,000	239,458
WhiteHorse VIII, Ltd. 2.990%, 05/01/26 (144A) (f)	345,000	331,882

Total Asset-Backed Securities (Cost $13,816,822)		13,729,335

Convertible Bonds—1.3%

Coal—0.2%
Alpha Natural Resources, Inc. 3.750%, 12/15/17 (a)	1,702,000	1,209,484

MIST-56

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/ Principal Amount*	Value

Diversified Financial Services—0.0%
E*Trade Financial Corp. Zero Coupon, 08/31/19 (144A)	76,000	$166,535
Zero Coupon, 08/31/19	11,000	24,104

		190,639

Insurance—0.1%
Radian Group, Inc. 2.250%, 03/01/19	363,000	518,409
3.000%, 11/15/17	169,000	232,903

		751,312

Pharmaceuticals—0.1%
Omnicare, Inc. 3.750%, 04/01/42	610,000	952,744

Retail—0.1%
Enterprise Funding, Ltd. 3.500%, 09/10/20 (GBP)	300,000	496,072

Telecommunications—0.8%
Nokia Oyj 5.000%, 10/26/17 (EUR)	1,400,000	4,959,292
Telecom Italia Finance S.A. 6.125%, 11/15/16 (EUR)	700,000	1,078,203
Telefonica S.A. 6.000%, 07/24/17 (EUR)	400,000	533,315

		6,570,810

Total Convertible Bonds (Cost $9,528,203)		10,171,061

Warrants—0.2%

Hotels, Restaurants & Leisure—0.2%
Amaya Gaming Group, Inc. (144A) (b) (c) (l)	45,141	1,205,511

Media—0.0%
HMH Publishing Co., Ltd., Expires 06/22/19 (144A) (b) (c) (l)	1,601	8,109

Total Warrants (Cost $16)		1,213,620

Convertible Preferred Stock—0.1%

Oil & Gas—0.1%
Chesapeake Energy Corp. 5.750%, 12/31/49 (Cost $1,039,236)	899	1,014,746

Short-Term Investments—13.4%

Mutual Fund—13.2%
State Street Navigator Securities Lending MET Portfolio (m)	104,098,421	104,098,421

Security Description	Principal Amount*	Value

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $1,761,058 on 10/01/14, collateralized by $1,800,000 Federal Home Loan Mortgage Corp. at 0.000% due 02/13/15 with a value of $1,800,000.	1,761,058	1,761,058

Total Short-Term Investments (Cost $105,859,479)		105,859,479

Total Investments—112.7% (Cost $881,837,372)		892,229,599
Unfunded Loan Commitments—(0.0)% (Cost $(10,081))		(10,081)
Net Investments—112.7% (Cost $881,827,291) (n)		892,219,518
Other assets and liabilities (net)—(12.7)%		(100,300,388)

Net Assets—100.0%		$791,919,130

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $96,875,329 and the collateral received consisted of cash in the amount of $104,098,421 and non-cash collateral with a value of $2,578,375. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent 2.9% of net assets.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2014, the market value of restricted securities was $22,661,463, which is 2.9% of net assets. See details shown in the Restricted Securities table that follows.
(d)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2014, the value of securities pledged amounted to $11,003,511.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(g)	Non-income producing; Security is in default and/or issuer is in bankruptcy.
(h)	Illiquid security. As of September 30, 2014, these securities represent 0.5% of net assets.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

MIST-57

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

(j)	This loan will settle after September 30, 2014, at which time the interest rate will be determined.
(k)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities lending transactions.
(n)	As of September 30, 2014, the aggregate cost of investments was $881,827,291. The aggregate unrealized appreciation and depreciation of investments were $27,636,596 and $(17,244,369), respectively, resulting in net unrealized appreciation of $10,392,227.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $279,106,752, which is 35.2% of net assets.
(CAD)—	Canadian Dollar
(CLO)—	Collateralized Loan Obligation
(EUR)—	Euro
(GBP)—	British Pound

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Amaya Gaming Group, Inc.	06/12/14	7,581,000	$6,986,453	$9,324,403
Amaya Gaming Group, Inc.	06/12/14	74,289	1,397,198	1,983,921
Amaya Gaming Group, Inc.	06/12/14	45,141	—	1,205,511
General Maritime Corp.	12/11/13 - 03/19/14	262,836	4,862,466	4,862,466
HMH Publishing Co., Ltd. Expires 06/22/19	06/22/12	1,601	16	8,109
National Air Cargo Group, Inc.	08/20/10	1,802,903	1,802,903	1,802,903
Stanley-Martin Communities LLC	10/22/07	450	282,182	669,150
Sterling Entertainment Enterprises LLC	12/28/12	2,750,000	2,750,000	2,805,000

				$22,661,463

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CAD	270,000	Goldman Sachs & Co.	10/21/14	$246,116	$(5,148)
EUR	3,110,000	Bank of America N.A.	10/21/14	4,164,069	(235,502)
EUR	316,000	Deutsche Bank AG	10/21/14	411,659	(12,486)
GBP	1,800,000	BNP Paribas S.A.	10/21/14	3,021,719	(104,130)
GBP	1,415,000	Barclays Bank plc	10/21/14	2,330,361	(36,811)
GBP	75,000	Deutsche Bank AG	10/21/14	121,632	(67)

Contracts to Deliver
CAD	1,280,000	BNP Paribas S.A.	10/21/14	$1,162,803	$20,439
CAD	910,000	Goldman Sachs & Co.	10/21/14	835,839	23,689
CAD	635,000	Goldman Sachs & Co.	10/21/14	578,725	12,006
CAD	550,000	JPMorgan Chase Bank N.A.	10/21/14	501,397	10,537
CAD	11,120,000	Toronto Dominion Bank	10/21/14	10,163,883	239,595
EUR	443,000	Bank of America N.A.	10/21/14	562,598	2,998
EUR	134,000	Bank of America N.A.	10/21/14	181,273	12,004
EUR	320,000	Barclays Bank plc	10/21/14	429,956	25,730
EUR	50,191,000	Citibank N.A.	10/21/14	67,906,917	4,505,404
EUR	965,000	State Street Bank and Trust	10/21/14	1,246,711	27,718
GBP	18,266,000	Bank of America N.A.	10/21/14	31,210,931	1,603,883
GBP	246,000	Goldman Sachs & Co.	10/21/14	397,600	(1,138)

Net Unrealized Appreciation					$6,088,721

MIST-58

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
Russell 2000 Mini Index Futures	12/19/14	(9)	USD	(1,033,646)	$46,706
S&P 500 E-Mini Index Futures	12/19/14	(493)	USD	(48,620,098)	170,523

Net Unrealized Appreciation					$217,229

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Bank plc	0.600%	07/02/14	OPEN	USD	525,000	$525,000
Barclays Bank plc	(1.750%)	06/25/14	OPEN	USD	562,480	562,480
Barclays Bank plc	0.600%	07/25/14	07/25/15	USD	2,166,923	2,166,923
Deutsche Bank Securities	0.590%	07/01/14	OPEN	USD	3,086,000	3,086,000
Deutsche Bank Securities	0.580%	09/08/14	OPEN	USD	3,484,000	3,484,000

Total						$9,824,403

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Swap Agreements

Centrally Cleared Credit Default Swap Agreements—Sell Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Unrealized Depreciation
Markit CDX North America High Yield, Series 22	5.000%	06/20/19	3.532%	USD	31,026,600	$(279,711)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
CCO Holdings LLC / CCO Holdings Capital Corp. 7.250%, due 10/30/17	8.000%	09/20/17	Deutsche Bank AG	1.429%	USD	1,500,000	$285,992	$—	$285,992
Techem GmbH 6.125% due 10/01/19	5.000%	09/20/18	Credit Suisse International	2.523%	EUR	700,000	82,963	77,889	5,074
Techem GmbH 6.125% due 10/01/19	5.000%	09/20/18	Credit Suisse International	2.523%	EUR	241,000	28,563	27,744	819
Techem GmbH 6.125% due 10/01/19	5.000%	12/20/18	Credit Suisse International	2.647%	EUR	235,788	27,993	25,951	2,042
Techem GmbH 6.125% due 10/01/19	5.000%	06/20/19	Barclays Bank plc	2.926%	EUR	456,000	52,482	66,852	(14,370)
Techem GmbH 5.000% due 06/20/19	5.000%	06/20/19	Credit Suisse International	2.905%	EUR	3,195,000	371,928	487,210	(115,282)
Techem GmbH 6.125% due 10/01/19	5.000%	06/20/19	Credit Suisse International	2.926%	EUR	760,000	87,472	110,623	(23,151)

Totals							$937,393	$796,269	$141,124

Securities in the amount of $883,312 have been received at the custodian bank as collateral for swap contracts.

MIST-59

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$1,054,020	$—	$1,054,020
Aerospace/Defense	—	7,853,896	1,802,903	9,656,799
Airlines	—	7,643,787	—	7,643,787
Apparel	—	1,087,158	—	1,087,158
Auto Manufacturers	—	4,769,243	—	4,769,243
Auto Parts & Equipment	—	5,132,104	—	5,132,104
Banks	—	12,612,263	—	12,612,263
Building Materials	—	7,979,573	—	7,979,573
Chemicals	—	9,956,039	—	9,956,039
Coal	—	8,946,425	—	8,946,425
Commercial Services	—	36,510,044	—	36,510,044
Computers	—	1,245,000	—	1,245,000
Distribution/Wholesale	—	9,588,730	—	9,588,730
Diversified Financial Services	—	26,020,207	—	26,020,207
Electric	—	13,912,455	—	13,912,455
Electrical Components & Equipment	—	521,640	—	521,640
Electronics	—	1,026,347	—	1,026,347
Energy-Alternate Sources	—	497,216	—	497,216
Engineering & Construction	—	8,183,320	—	8,183,320

MIST-60

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Entertainment	$—	$4,955,815	$—	$4,955,815
Environmental Control	—	1,751,623	—	1,751,623
Food	—	7,780,731	—	7,780,731
Food Service	—	287,916	—	287,916
Forest Products & Paper	—	1,312,314	—	1,312,314
Healthcare-Products	—	6,404,245	—	6,404,245
Healthcare-Services	—	23,687,531	—	23,687,531
Holding Companies-Diversified	—	2,501,579	—	2,501,579
Home Builders	—	19,329,237	—	19,329,237
Home Furnishings	—	1,050,577	—	1,050,577
Household Products/Wares	—	7,318,486	—	7,318,486
Insurance	—	4,721,012	—	4,721,012
Internet	—	7,269,889	—	7,269,889
Iron/Steel	—	4,653,434	—	4,653,434
Leisure Time	—	5,917,130	—	5,917,130
Lodging	—	16,340,099	—	16,340,099
Machinery-Construction & Mining	—	545,603	—	545,603
Machinery-Diversified	—	932,916	—	932,916
Media	—	40,554,555	2,805,000	43,359,555
Metal Fabricate/Hardware	—	6,697,803	—	6,697,803
Mining	—	9,265,907	—	9,265,907
Miscellaneous Manufacturing	—	2,668,642	—	2,668,642
Office/Business Equipment	—	456,500	—	456,500
Oil & Gas	—	68,978,749	—	68,978,749
Oil & Gas Services	—	3,436,229	—	3,436,229
Packaging & Containers	—	11,666,966	—	11,666,966
Pharmaceuticals	—	9,821,699	—	9,821,699
Pipelines	—	23,515,540	—	23,515,540
Real Estate	—	8,842,790	0	8,842,790
Real Estate Investment Trusts	—	2,402,385	—	2,402,385
Retail	—	14,454,034	—	14,454,034
Semiconductors	—	3,848,998	—	3,848,998
Software	—	17,532,153	—	17,532,153
Storage/Warehousing	—	577,800	—	577,800
Telecommunications	—	69,890,589	—	69,890,589
Textiles	—	1,080,940	—	1,080,940
Transportation	—	7,982,748	—	7,982,748
Trucking & Leasing	—	531,000	—	531,000
Total Corporate Bonds & Notes	—	585,505,631	4,607,903	590,113,534
Total Floating Rate Loans (Less Unfunded Loan Commitments)*	—	84,981,633	—	84,981,633
Common Stocks
Auto Components	10,423,661	—	—	10,423,661
Banks	4,357,025	—	—	4,357,025
Capital Markets	14,049,195	—	—	14,049,195
Chemicals	4,703,282	—	—	4,703,282
Consumer Finance	1,315,370	13,321,004	—	14,636,374
Containers & Packaging	—	11,347	—	11,347
Diversified Telecommunication Services	1,869,234	—	—	1,869,234
Hotels, Restaurants & Leisure	—	1,983,921	—	1,983,921
Household Durables	—	—	669,150	669,150
Insurance	7,111,085	—	—	7,111,085
Media	213,955	1,786,193	—	2,000,148
Metals & Mining	—	45,115	—	45,115
Oil, Gas & Consumable Fuels	—	—	4,862,466	4,862,466
Paper & Forest Products	156,421	—	—	156,421
Trading Companies & Distributors	1,681,397	—	—	1,681,397
Total Common Stocks	45,880,625	17,147,580	5,531,616	68,559,821

MIST-61

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Banks	$4,483,732	$—	$—	$4,483,732
Consumer Finance	614,327	—	—	614,327
Diversified Financial Services	2,153,827	—	0	2,153,827
Hotels, Restaurants & Leisure	—	9,324,403	—	9,324,403
Total Preferred Stocks	7,251,886	9,324,403	0	16,576,289
Total Asset-Backed Securities*	—	13,729,335	—	13,729,335
Total Convertible Bonds*	—	10,171,061	—	10,171,061
Warrants
Hotels, Restaurants & Leisure	—	1,205,511	—	1,205,511
Media	—	—	8,109	8,109
Total Warrants	—	1,205,511	8,109	1,213,620
Total Convertible Preferred Stock*	—	1,014,746	—	1,014,746
Short-Term Investments
Mutual Fund	104,098,421	—	—	104,098,421
Repurchase Agreement	—	1,761,058	—	1,761,058
Total Short-Term Investments	104,098,421	1,761,058	—	105,859,479
Total Net Investments	$157,230,932	$724,840,958	$10,147,628	$892,219,518

Collateral for securities loaned (Liability)	$—	$(104,098,421)	$—	$(104,098,421)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$6,484,003	$—	$6,484,003
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(395,282)	—	(395,282)
Total Forward Contracts	$—	$6,088,721	$—	$6,088,721
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$217,229	$—	$—	$217,229
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(279,711)	$—	$(279,711)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$937,393	$—	$937,393
Total Reverse Repurchase Agreements (Liability)	$—	$(9,824,403)	$—	$(9,824,403)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales		Transfers out of Level 3	Balance as of September 30, 2014	Change in Unrealized Appreciation/ (Depreciation) from investments still held at September 30, 2014
Corporate Bonds & Notes
Aerospace & Defense	$2,066,353	$—	$—	$(263,450	)(a)	$—	$1,802,903	$0
Media	2,750,000	55,000	—	—		—	2,805,000	55,000
Real Estate	0	—	—	—		—	0	—
Common Stocks
Diversified Telecommunications Services	189,005	—	—	—		(189,005)	—	—
Household Durables	620,550	99,519	—	(50,919)		—	669,150	99,519
Oil, Gas & Combustable Fuels	1,631,534	—	3,230,932	—		—	4,862,466	—
Preferred Stocks
Diversified Financial Services	0	—	—	—		—	0	—
Warrants
Media	3,222	4,887	—	—		—	8,109	4,887

Total	$7,260,664	$159,406	$3,230,932	$(314,369)		$(189,005)	$10,147,628	$159,406

(a)	Sales include principal reductions

MIST-62

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Common Stocks in the amount of $189,005 were transferred out of Level 3 due to the resumption of trading activity which resulted in the availability of significant observable inputs.

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at September 30, 2014	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; If Input Value Increases Then Fair Value:
Corporate Bonds & Notes
Aerospace & Defense	$1,802,903	Par	Call Price	$100.00	$100.00	$100.00	Increase
Media	2,805,000	Market Comparable Companies	Enterprise Value / LTM EBITDA	10.3x	15.2x	10.5x	Increase
			Internal Rate of Return	9.00%	11.00%	9.90%	Increase
Common Stock
Household Durables	669,150	Market Comparable Companies	Equity / Tangible Book Value	0.7x	1.8x	1.5x	Increase
Oil, Gas & Consumable Fuels	4,862,466	Market Comparable Companies	Enterprise Value / Fleet Value	1.08x	1.12x	1.11x	Increase
Warrants
Media	8,109	Option Adjusted Value	Option Delta	60.00%	60.00%	60.00%	Increase
			Warrant ratio	2x	2x	2x

MIST-63

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Australia—7.0%
Federation Centres, Ltd. (REIT)	7,022,900	$15,872,473
Goodman Group (REIT)	5,982,883	26,974,862
Investa Office Fund (REIT)	3,471,907	10,158,688
Mirvac Group (REIT)	18,353,527	27,653,728
Scentre Group (REIT) (a)	7,114,526	20,373,460
Stockland (REIT)	6,643,078	22,935,425
Westfield Corp. (REIT) (a)	1,151,508	7,489,412

		131,458,048

Canada—1.4%
Boardwalk Real Estate Investment Trust (REIT)	165,600	10,187,812
Canadian Real Estate Investment Trust (REIT)	188,200	8,151,776
RioCan Real Estate Investment Trust (REIT)	329,600	7,554,652

		25,894,240

France—4.2%
ICADE (REIT) (b)	76,921	6,484,490
Klepierre (REIT)	546,350	23,899,117
Mercialys S.A. (REIT)	329,000	7,173,722
Unibail-Rodamco SE (Euronext Amsterdam) (REIT)	161,562	41,489,777
Unibail-Rodamco SE (Euronext Paris) (REIT)	5,219	1,342,762

		80,389,868

Germany—2.2%
GAGFAH S.A. (a)	957,482	17,782,604
LEG Immobilien AG (a)	355,914	24,655,261

		42,437,865

Hong Kong—6.3%
Hang Lung Properties, Ltd.	2,557,300	7,249,176
Hongkong Land Holdings, Ltd.	3,661,645	24,851,753
Link REIT (The) (REIT)	1,207,800	6,969,410
New World Development Co., Ltd.	12,798,400	14,919,488
Sun Hung Kai Properties, Ltd.	3,421,600	48,411,911
Swire Properties, Ltd.	5,497,900	17,188,063

		119,589,801

Japan—14.7%
GLP J-REIT (REIT) (b)	7,739	8,936,143
Japan Hotel REIT Investment Corp. (REIT) (b)	7,182	4,374,733
Japan Real Estate Investment Corp. (REIT)	3,979	20,467,664
Japan Retail Fund Investment Corp. (REIT)	12,183	24,527,339
Kenedix Realty Investment Corp. (REIT)	2,031	10,919,557
Mitsubishi Estate Co., Ltd.	2,766,756	62,330,358
Mitsui Fudosan Co., Ltd.	2,517,574	77,202,752
Nippon Prologis REIT, Inc. (REIT)	5,081	11,798,931
Nomura Real Estate Holdings, Inc.	562,000	9,662,035
NTT Urban Development Corp. (b)	710,000	7,477,618
Orix JREIT, Inc. (REIT) (b)	5,721	7,199,586
Sumitomo Realty & Development Co., Ltd.	456,600	16,265,999
Tokyo Tatemono Co., Ltd.	457,300	3,703,110
United Urban Investment Corp. (REIT)	8,367	12,841,615

		277,707,440

Netherlands—1.2%
Corio NV (REIT)	115,906	5,673,628
Eurocommercial Properties NV (REIT)	164,257	7,234,076
Nieuwe Steen Investments NV (REIT) (c)	2,032,540	10,663,363

		23,571,067

Singapore—3.6%
CapitaCommercial Trust (REIT) (b)	14,984,500	18,737,344
CapitaLand, Ltd.	5,706,000	14,296,493
Global Logistic Properties, Ltd.	11,528,400	24,463,577
Suntec Real Estate Investment Trust (REIT) (b)	8,297,200	11,448,933

		68,946,347

Sweden—1.0%
Castellum AB	694,330	10,524,950
Fabege AB	135,200	1,717,125
Hufvudstaden AB - A Shares	522,248	6,486,296

		18,728,371

Switzerland—0.5%
PSP Swiss Property AG (a)	108,541	9,102,079

United Kingdom—7.7%
British Land Co. plc (REIT)	2,699,510	30,648,462
Derwent London plc (REIT)	467,940	20,612,605
Great Portland Estates plc (REIT)	1,879,424	19,461,359
Hammerson plc (REIT)	2,603,177	24,199,925
Land Securities Group plc (REIT)	2,343,012	39,322,598
Safestore Holdings plc (REIT) (c)	1,927,700	6,685,501
Unite Group plc	588,637	4,048,566

		144,979,016

United States—49.3%
American Realty Capital Properties, Inc. (REIT) (b)	2,007,600	24,211,656
AvalonBay Communities, Inc. (REIT)	287,880	40,582,444
BioMed Realty Trust, Inc. (REIT)	739,800	14,943,960
Boston Properties, Inc. (REIT)	253,562	29,352,337
Brandywine Realty Trust (REIT)	597,200	8,402,604
Brixmor Property Group, Inc. (REIT)	336,200	7,483,812
Cousins Properties, Inc. (REIT)	780,600	9,328,170
DCT Industrial Trust, Inc. (REIT)	1,378,709	10,354,105
DDR Corp. (REIT) (b)	1,610,033	26,935,852
Douglas Emmett, Inc. (REIT)	780,659	20,039,517
Duke Realty Corp. (REIT)	1,311,823	22,537,119
Equity Residential (REIT)	939,550	57,857,489
Essex Property Trust, Inc. (REIT)	191,030	34,146,613
General Growth Properties, Inc. (REIT)	1,578,144	37,165,291
Health Care REIT, Inc. (REIT)	891,057	55,575,225
Healthcare Realty Trust, Inc. (REIT)	567,675	13,442,544
Healthcare Trust of America, Inc. (REIT) - Class A	800,400	9,284,640
Highwoods Properties, Inc. (REIT) (b)	142,378	5,538,504
Hilton Worldwide Holdings, Inc. (a)	542,600	13,364,238
Host Hotels & Resorts, Inc. (REIT)	2,492,477	53,164,534
Kilroy Realty Corp. (REIT) (b)	489,700	29,107,768

MIST-64

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Kimco Realty Corp. (REIT)	775,100	$16,982,441
Lexington Realty Trust (REIT) (b)	986,539	9,658,217
Liberty Property Trust (REIT)	390,385	12,984,205
Macerich Co. (The) (REIT)	326,588	20,846,112
Pebblebrook Hotel Trust (REIT)	215,500	8,046,770
Post Properties, Inc. (REIT)	290,500	14,914,270
ProLogis, Inc. (REIT)	1,303,492	49,141,648
Public Storage (REIT)	128,160	21,254,054
Ramco-Gershenson Properties Trust (REIT)	484,300	7,869,875
Simon Property Group, Inc. (REIT)	440,479	72,423,557
SL Green Realty Corp. (REIT)	361,260	36,602,863
Spirit Realty Capital, Inc. (REIT)	1,734,400	19,026,368
Strategic Hotels & Resorts, Inc. (REIT) (a)	676,000	7,875,400
Sun Communities, Inc. (REIT)	220,600	11,140,300
Sunstone Hotel Investors, Inc. (REIT)	679,300	9,387,926
Tanger Factory Outlet Centers, Inc. (REIT) (b)	172,667	5,649,664
Taubman Centers, Inc. (REIT)	171,832	12,543,736
UDR, Inc. (REIT)	1,148,775	31,304,119
Vornado Realty Trust (REIT)	411,152	41,098,754

		931,568,701

Total Common Stocks (Cost $1,674,869,064)		1,874,372,843

Warrant—0.0%

Hong Kong—0.0%
Sun Hung Kai Properties, Ltd., Expires 04/22/16 (a) (Cost $0)	168,800	282,172

Short-Term Investments—3.0%

Mutual Fund—2.3%
State Street Navigator Securities Lending MET Portfolio (d)	43,277,053	43,277,053

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $12,438,035 on 10/01/14, collateralized by $12,185,000 U.S. Treasury Note at 4.250% due 08/15/15 with a value of $12,687,631.	12,438,035	12,438,035

Total Short-Term Investments (Cost $55,715,088)		55,715,088

Total Investments—102.1% (Cost $1,730,584,152) (e)		1,930,370,103
Other assets and liabilities (net)—(2.1)%		(39,259,207)

Net Assets—100.0%		$1,891,110,896

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $49,399,703 and the collateral received consisted of cash in the amount of $43,277,053 and non-cash collateral with a value of $7,730,225. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Illiquid security. As of September 30, 2014, these securities represent 0.9% of net assets.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2014, the aggregate cost of investments was $1,730,584,152. The aggregate unrealized appreciation and depreciation of investments were $216,422,733 and $(16,636,782), respectively, resulting in net unrealized appreciation of $199,785,951.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of September 30, 2014 (Unaudited)	% of Net Assets
Retail REIT’s	21.2
Diversified REIT’s	16.9
Diversified Real Estate Activities	13.4
Office REIT’s	12.7
Residential REIT’s	10.6
Specialized REIT’s	9.8
Real Estate Operating Companies	7.8
Industrial REIT’s	5.7
Hotels, Resorts & Cruise Lines	0.9

MIST-65

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$131,458,048	$—	$131,458,048
Canada	25,894,240	—	—	25,894,240
France	1,342,762	79,047,106	—	80,389,868
Germany	—	42,437,865	—	42,437,865
Hong Kong	—	119,589,801	—	119,589,801
Japan	—	277,707,440	—	277,707,440
Netherlands	—	23,571,067	—	23,571,067
Singapore	—	68,946,347	—	68,946,347
Sweden	—	18,728,371	—	18,728,371
Switzerland	—	9,102,079	—	9,102,079
United Kingdom	—	144,979,016	—	144,979,016
United States	931,568,701	—	—	931,568,701
Total Common Stocks	958,805,703	915,567,140	—	1,874,372,843
Total Warrant*	282,172	—	—	282,172
Short-Term Investments
Mutual Fund	43,277,053	—	—	43,277,053
Repurchase Agreement	—	12,438,035	—	12,438,035
Total Short-Term Investments	43,277,053	12,438,035	—	55,715,088
Total Investments	$1,002,364,928	$928,005,175	$—	$1,930,370,103

Collateral for securities loaned (Liability)	$—	$(43,277,053)	$—	$(43,277,053)

*	See Schedule of Investments for additional detailed categorizations.

MIST-66

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Engility Holdings, Inc. (a)	57,266	$1,784,981
L-3 Communications Holdings, Inc.	582,900	69,318,468

		71,103,449

Biotechnology—19.8%
Agios Pharmaceuticals, Inc. (a) (b)	30,800	1,889,580
Amgen, Inc.	1,780,100	250,032,846
Biogen Idec, Inc. (a)	1,037,860	343,334,467
ImmunoGen, Inc. (a) (b)	499,700	5,291,823
Isis Pharmaceuticals, Inc. (a) (b)	498,335	19,350,348
ProQR Therapeutics NV (a)	88,300	1,517,877
Vertex Pharmaceuticals, Inc. (a)	932,672	104,748,392

		726,165,333

Commercial Services & Supplies—2.5%
ADT Corp. (The) (b)	701,612	24,879,162
Tyco International, Ltd.	1,473,125	65,657,181

		90,536,343

Communications Equipment—0.1%
ARRIS Group, Inc. (a)	122,915	3,485,255

Construction & Engineering—0.9%
Fluor Corp.	519,410	34,691,394

Electronic Equipment, Instruments & Components—2.3%
Dolby Laboratories, Inc. - Class A (a) (b)	295,300	12,340,587
TE Connectivity, Ltd.	1,289,625	71,303,366

		83,643,953

Energy Equipment & Services—8.3%
Core Laboratories NV	514,070	75,234,144
Frank’s International NV (b)	30,500	570,350
National Oilwell Varco, Inc.	916,878	69,774,416
Weatherford International plc (a)	7,614,500	158,381,600

		303,960,510

Health Care Equipment & Supplies—2.2%
Covidien plc	901,025	77,947,673
Wright Medical Group, Inc. (a) (b)	56,921	1,724,706

		79,672,379

Health Care Providers & Services—6.6%
UnitedHealth Group, Inc.	2,813,200	242,638,500

Internet & Catalog Retail—1.8%
Liberty Interactive Corp. - Class A (a)	1,867,200	53,252,544
Liberty TripAdvisor Holdings, Inc. - Class A (a)	154,420	5,234,838
Liberty Ventures - Series A (a)	154,420	5,861,783

		64,349,165

Internet Software & Services—1.2%
Facebook, Inc. - Class A (a)	535,500	42,325,920

Machinery—3.1%
Pall Corp. (b)	1,094,100	91,576,170
Pentair plc	339,804	22,253,764

		113,829,934

Media—17.3%
AMC Networks, Inc. - Class A (a) (b)	825,825	48,244,697
Cablevision Systems Corp. - Class A (b)	3,043,100	53,284,681
CBS Corp. - Class B	323,200	17,291,200
Comcast Corp. - Class A	795,200	42,765,856
Comcast Corp. - Special Class A	3,854,400	206,210,400
DIRECTV (a)	849,375	73,487,925
Liberty Global plc - Class A (a) (b)	299,400	12,736,476
Liberty Global plc - Series C (a)	299,400	12,279,891
Liberty Media Corp. - Class A (a)	470,588	22,202,342
Liberty Media Corp. - Class C (a)	941,176	44,225,860
Madison Square Garden Co. (The) - Class A (a)	858,150	56,740,878
Starz - Class A (a) (b)	513,888	16,999,415
Viacom, Inc. - Class B	344,700	26,521,218

		632,990,839

Metals & Mining—1.1%
Freeport-McMoRan, Inc.	770,800	25,166,620
Nucor Corp.	274,700	14,910,716

		40,077,336

Oil, Gas & Consumable Fuels—6.8%
Anadarko Petroleum Corp.	2,369,860	240,398,598
Newfield Exploration Co. (a)	205,400	7,614,178

		248,012,776

Pharmaceuticals—8.5%
Actavis plc (a)	806,777	194,659,155
Mallinckrodt plc (a)	143,915	12,973,937
Teva Pharmaceutical Industries, Ltd. (ADR)	298,100	16,022,875
Valeant Pharmaceuticals International, Inc. (a)	663,070	86,994,784

		310,650,751

Semiconductors & Semiconductor Equipment—4.7%
Broadcom Corp. - Class A	2,035,545	82,276,729
Cree, Inc. (a) (b)	1,087,200	44,520,840
Intel Corp.	1,288,348	44,860,277

		171,657,846

Software—2.8%
Advent Software, Inc. (b)	8,700	274,572
Autodesk, Inc. (a)	944,300	52,030,930
Citrix Systems, Inc. (a)	616,100	43,952,574
Nuance Communications, Inc. (a) (b)	400,000	6,166,000

		102,424,076

Technology Hardware, Storage & Peripherals—7.7%
SanDisk Corp.	1,443,190	141,360,461
Seagate Technology plc (b)	2,448,500	140,225,595

		281,586,056

MIST-67

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—0.2%
NOW, Inc. (a) (b)	229,219	$6,970,550

Total Common Stocks (Cost $2,395,688,059)		3,650,772,365

Rights—0.0%

Health Care Equipment & Supplies—0.0%
Wright Medical Group, Inc. (a) (Cost $573,350)	229,340	504,548

Short-Term Investments—6.9%

Mutual Fund—6.8%
State Street Navigator Securities Lending MET Portfolio (c)	247,985,199	247,985,199

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $2,708,212 on 10/01/14, collateralized by $2,655,000 U.S. Treasury Note at 4.250% due 08/15/15 with a value of $2,764,519.	2,708,212	2,708,212

Total Short-Term Investments (Cost $250,693,411)		250,693,411

Total Investments—106.7% (Cost $2,646,954,820) (d)		3,901,970,324
Other assets and liabilities (net)—(6.7)%		(244,718,205)

Net Assets—100.0%		$3,657,252,119

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $239,817,686 and the collateral received consisted of cash in the amount of $247,985,199. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2014, the aggregate cost of investments was $2,646,954,820. The aggregate unrealized appreciation and depreciation of investments were $1,264,161,122 and $(9,145,618), respectively, resulting in net unrealized appreciation of $1,255,015,504.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-68

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,650,772,365	$—	$—	$3,650,772,365
Total Rights*	504,548	—	—	504,548
Short-Term Investments
Mutual Fund	247,985,199	—	—	247,985,199
Repurchase Agreement	—	2,708,212	—	2,708,212
Total Short-Term Investments	247,985,199	2,708,212	—	250,693,411
Total Investments	$3,899,262,112	$2,708,212	$—	$3,901,970,324

Collateral for securities loaned (Liability)	$—	$(247,985,199)	$—	$(247,985,199)

*	See Schedule of Investments for additional detailed categorizations.

MIST-69

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.9%
Textron, Inc.	304,237	$10,949,490
Triumph Group, Inc. (a)	155,440	10,111,372

		21,060,862

Airlines—0.9%
United Continental Holdings, Inc. (b)	148,390	6,943,168

Banks—5.3%
Fifth Third Bancorp	633,528	12,683,231
Huntington Bancshares, Inc.	883,995	8,601,271
M&T Bank Corp. (a)	95,226	11,740,414
Signature Bank (b)	47,838	5,360,726

		38,385,642

Beverages—0.4%
Constellation Brands, Inc. - Class A (b)	36,696	3,198,423

Building Products—1.9%
Armstrong World Industries, Inc. (b)	114,959	6,437,704
Fortune Brands Home & Security, Inc.	173,312	7,124,856

		13,562,560

Capital Markets—2.7%
Invesco, Ltd.	292,013	11,528,673
Raymond James Financial, Inc.	149,883	8,030,731

		19,559,404

Chemicals—3.2%
Celanese Corp. - Series A	145,574	8,518,991
CF Industries Holdings, Inc.	26,215	7,319,752
Valspar Corp. (The)	94,606	7,472,928

		23,311,671

Communications Equipment—0.4%
Brocade Communications Systems, Inc.	277,530	3,016,751

Consumer Finance—2.4%
Navient Corp.	556,081	9,848,195
SLM Corp.	872,168	7,465,758

		17,313,953

Containers & Packaging—1.0%
Packaging Corp. of America	120,128	7,666,569

Diversified Financial Services—1.6%
NASDAQ OMX Group, Inc. (The)	131,063	5,559,692
Voya Financial, Inc.	164,237	6,421,667

		11,981,359

Electric Utilities—1.9%
Edison International	32,238	1,802,749
FirstEnergy Corp.	321,939	10,807,492
Xcel Energy, Inc.	35,306	1,073,303

		13,683,544

Energy Equipment & Services—1.8%
Cameron International Corp. (b)	73,994	4,911,722
Oil States International, Inc. (b)	130,082	8,052,076

		12,963,798

Food & Staples Retailing—1.6%
Kroger Co. (The)	148,028	7,697,456
Whole Foods Market, Inc. (a)	97,079	3,699,681

		11,397,137

Food Products—2.1%
Ingredion, Inc.	58,160	4,407,946
Tyson Foods, Inc. - Class A	274,156	10,793,522

		15,201,468

Health Care Equipment & Supplies—1.1%
Zimmer Holdings, Inc.	76,896	7,731,893

Health Care Providers & Services—5.7%
Cardinal Health, Inc.	154,060	11,542,175
Cigna Corp.	191,025	17,324,057
Envision Healthcare Holdings, Inc. (b)	104,602	3,627,598
Laboratory Corp. of America Holdings (b)	54,487	5,544,052
Tenet Healthcare Corp. (b)	56,610	3,362,068

		41,399,950

Hotels, Restaurants & Leisure—1.9%
MGM Resorts International (b)	206,168	4,696,507
Starwood Hotels & Resorts Worldwide, Inc.	107,756	8,966,377

		13,662,884

Household Durables—1.8%
Mohawk Industries, Inc. (b)	45,506	6,135,119
Toll Brothers, Inc. (b)	231,225	7,204,971

		13,340,090

Household Products—0.8%
Energizer Holdings, Inc.	45,254	5,575,745

Independent Power and Renewable Electricity Producers—1.2%
Calpine Corp. (b)	122,224	2,652,261
NRG Energy, Inc.	197,624	6,023,579

		8,675,840

Industrial Conglomerates—0.5%
Carlisle Cos., Inc.	45,356	3,645,715

Insurance—8.4%
Arthur J. Gallagher & Co.	143,782	6,521,952
Everest Re Group, Ltd.	52,196	8,456,274
Lincoln National Corp.	241,064	12,916,209
Principal Financial Group, Inc.	247,265	12,973,995
Unum Group	148,130	5,092,709
Validus Holdings, Ltd.	142,806	5,589,427

MIST-70

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
XL Group plc	287,161	$9,525,130

		61,075,696

Internet & Catalog Retail—1.5%
Expedia, Inc.	51,556	4,517,337
Liberty Interactive Corp. - Class A (b)	237,997	6,787,674

		11,305,011

Internet Software & Services—0.5%
AOL, Inc. (b)	85,488	3,842,686

IT Services—1.6%
Global Payments, Inc.	51,017	3,565,068
Xerox Corp.	608,862	8,055,244

		11,620,312

Life Sciences Tools & Services—1.5%
Agilent Technologies, Inc.	198,472	11,308,935

Machinery—2.9%
Crane Co.	40,398	2,553,558
ITT Corp.	187,924	8,445,305
Terex Corp. (a)	159,994	5,083,009
Timken Co. (The)	113,860	4,826,525

		20,908,397

Media—2.7%
AMC Networks, Inc. - Class A (a) (b)	107,929	6,305,212
Liberty Media Corp. - Class A (b)	73,282	3,457,445
Liberty Media Corp. - Class C (b)	133,236	6,260,760
Scripps Networks Interactive, Inc. - Class A	42,458	3,315,545

		19,338,962

Metals & Mining—2.1%
Newmont Mining Corp.	65,960	1,520,378
Reliance Steel & Aluminum Co.	73,795	5,047,578
Steel Dynamics, Inc.	203,561	4,602,514
TimkenSteel Corp.	88,272	4,103,765

		15,274,235

Multi-Utilities—3.1%
PG&E Corp.	118,579	5,340,798
SCANA Corp. (a)	99,148	4,918,732
Sempra Energy	113,934	12,006,365

		22,265,895

Oil, Gas & Consumable Fuels—5.8%
Chesapeake Energy Corp.	267,351	6,146,399
Cimarex Energy Co.	66,801	8,452,331
Newfield Exploration Co. (b)	154,043	5,710,374
QEP Resources, Inc.	209,609	6,451,765
Southwestern Energy Co. (b)	288,372	10,078,601
Tesoro Corp.	91,150	5,558,327

		42,397,797

Pharmaceuticals—2.5%
Endo International plc (b)	163,664	11,184,797
Mylan, Inc. (b)	146,324	6,656,279

		17,841,076

Professional Services—0.8%
Dun & Bradstreet Corp. (The)	49,702	5,838,494

Real Estate Investment Trusts—5.8%
AvalonBay Communities, Inc.	63,316	8,925,657
Brixmor Property Group, Inc.	193,588	4,309,269
Camden Property Trust	81,680	5,597,530
DDR Corp.	359,576	6,015,707
RLJ Lodging Trust	151,903	4,324,678
Starwood Property Trust, Inc. (a)	286,419	6,289,761
Taubman Centers, Inc.	87,577	6,393,121

		41,855,723

Road & Rail—1.8%
Hertz Global Holdings, Inc. (b)	309,403	7,855,742
Kansas City Southern	41,536	5,034,163

		12,889,905

Semiconductors & Semiconductor Equipment—4.9%
Altera Corp.	253,133	9,057,099
Analog Devices, Inc.	152,241	7,534,407
Applied Materials, Inc.	191,396	4,136,068
Atmel Corp. (b)	682,244	5,512,531
Maxim Integrated Products, Inc.	312,671	9,455,171

		35,695,276

Software—2.9%
Check Point Software Technologies, Ltd. (a) (b)	86,263	5,972,850
Citrix Systems, Inc. (b)	117,263	8,365,542
Informatica Corp. (b)	160,731	5,503,430
Red Hat, Inc. (b)	18,084	1,015,417

		20,857,239

Specialty Retail—2.9%
Gap, Inc. (The)	243,659	10,158,144
GNC Holdings, Inc. - Class A	126,501	4,900,649
Staples, Inc. (a)	481,503	5,826,186

		20,884,979

Technology Hardware, Storage & Peripherals—0.8%
NetApp, Inc.	128,691	5,528,565

Textiles, Apparel & Luxury Goods—1.9%
Fossil Group, Inc. (b)	62,405	5,859,830
PVH Corp.	63,114	7,646,261

		13,506,091

Total Common Stocks (Cost $646,748,041)		707,513,700

MIST-71

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Short-Term Investments—6.2%

Security Description	Shares/ Principal Amount*	Value

Mutual Fund—4.9%
State Street Navigator Securities Lending MET Portfolio (c)	35,742,014	$35,742,014

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $9,377,308 on 10/01/14, collateralized by $9,565,000 Federal Home Loan Bank at 0.200% due 08/19/15 with a value of $9,567,678.	9,377,308	9,377,308

Total Short-Term Investments (Cost $45,119,322)		45,119,322

Total Investments—103.7% (Cost $691,867,363) (d)		752,633,022
Other assets and liabilities (net)—(3.7)%		(27,171,031)

Net Assets—100.0%		$725,461,991

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $37,005,037 and the collateral received consisted of cash in the amount of $35,742,014 and non-cash collateral with a value of $2,401,750. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2014, the aggregate cost of investments was $691,867,363. The aggregate unrealized appreciation and depreciation of investments were $70,113,085 and $(9,347,426), respectively, resulting in net unrealized appreciation of $60,765,659.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$707,513,700	$—	$—	$707,513,700
Short-Term Investments
Mutual Fund	35,742,014	—	—	35,742,014
Repurchase Agreement	—	9,377,308	—	9,377,308
Total Short-Term Investments	35,742,014	9,377,308	—	45,119,322
Total Investments	$743,255,714	$9,377,308	$—	$752,633,022

Collateral for securities loaned (Liability)	$—	$(35,742,014)	$—	$(35,742,014)

*	See Schedule of Investments for additional detailed categorizations.

MIST-72

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—97.3% of Net Assets

Security Description	Shares	Value

Australia—3.9%
AMP, Ltd.	12,077,982	$57,529,997
Orica, Ltd. (a)	4,431,375	72,983,531

		130,513,528

Canada—0.4%
Thomson Reuters Corp. (a)	386,300	14,072,986

France—15.5%
BNP Paribas S.A.	1,758,276	116,272,055
Christian Dior S.A.	179,171	29,961,478
Danone S.A.	1,045,739	69,813,671
Kering (a)	382,900	77,059,001
LVMH Moet Hennessy Louis Vuitton S.A.	342,400	55,503,350
Pernod-Ricard S.A.	543,200	61,395,790
Publicis Groupe S.A.	560,015	38,402,617
Safran S.A.	927,800	60,070,990
Sanofi	44,400	5,008,994

		513,487,946

Germany—9.6%
Allianz SE	613,300	99,357,795
Bayerische Motoren Werke (BMW) AG	781,300	83,885,622
Daimler AG	1,303,000	99,939,190
SAP SE	452,800	32,651,642

		315,834,249

Hong Kong—0.6%
Melco Crown Entertainment, Ltd. (ADR) (a)	815,900	21,450,011

Ireland—2.5%
Experian plc	5,280,600	83,879,063

Israel—0.5%
Check Point Software Technologies, Ltd. (a) (b)	216,000	14,955,840

Italy—4.7%
Exor S.p.A.	184,600	7,134,865
Intesa Sanpaolo S.p.A.	31,904,300	96,499,613
Prada S.p.A. (a)	8,409,400	50,761,986

		154,396,464

Japan—12.8%
Canon, Inc.	1,810,800	58,891,614
Daiwa Securities Group, Inc. (a)	12,184,000	96,617,007
Honda Motor Co., Ltd.	3,210,500	111,356,082
Meitec Corp.	271,300	8,069,800
Olympus Corp. (b)	959,200	34,468,258
Secom Co., Ltd. (a)	231,500	13,802,769
Toyota Motor Corp.	1,692,400	99,457,191

		422,662,721

Netherlands—6.9%
Akzo Nobel NV	208,386	14,196,237
CNH Industrial NV (a)	11,205,100	89,116,573

Netherlands—(Continued)
Heineken Holding NV (a)	554,994	36,655,504
Koninklijke Ahold NV	665,923	10,768,704
Koninklijke Philips NV	2,446,878	77,899,223

		228,636,241

South Korea—2.7%
Samsung Electronics Co., Ltd.	78,400	87,768,111

Sweden—4.2%
Atlas Copco AB - B Shares	1,329,994	34,398,246
Hennes & Mauritz AB - B Shares	972,000	40,329,415
SKF AB - B Shares	2,773,700	57,908,341
Swedish Match AB	208,200	6,722,587

		139,358,589

Switzerland—16.5%
Adecco S.A. (b)	813,525	54,892,523
Cie Financiere Richemont S.A.	1,090,300	89,347,558
Credit Suisse Group AG (b)	6,213,009	171,277,157
Givaudan S.A. (b)	4,222	6,727,543
Holcim, Ltd. (b)	832,800	60,428,473
Kuehne & Nagel International AG (a)	581,200	73,323,358
Nestle S.A.	729,500	53,508,604
Novartis AG	58,000	5,462,329
Schindler Holding AG (a)	211,800	28,666,053

		543,633,598

United Kingdom—16.5%
Diageo plc	3,246,900	93,880,786
G4S plc	169,177	686,011
GlaxoSmithKline plc	2,464,600	56,409,764
Lloyds Banking Group plc (b)	73,153,300	90,645,692
Meggitt plc	4,271,600	31,230,422
Schroders plc	1,485,762	57,291,304
Schroders plc (non-voting shares)	10,427	319,099
Smiths Group plc	2,102,209	43,059,845
Tesco plc	8,286,800	24,790,045
Willis Group Holdings plc (a)	1,908,200	78,999,480
Wolseley plc	526,676	27,670,049
WPP plc	2,086,400	41,732,406

		546,714,903

Total Common Stocks (Cost $3,161,787,432)		3,217,364,250

Short-Term Investments—4.8%

Mutual Fund—3.2%
State Street Navigator Securities Lending MET Portfolio (c)	105,951,771	105,951,771

MIST-73

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $52,088,345 on 10/01/14, collateralized by $53,065,000 U.S. Treasury Note at 0.250% due 08/15/15 with a value of $53,131,331.	52,088,345	$52,088,345

Total Short-Term Investments (Cost $158,040,116)		158,040,116

Total Investments—102.1% (Cost $3,319,827,548) (d)		3,375,404,366
Other assets and liabilities (net)—(2.1)%		(68,568,196)

Net Assets—100.0%		$3,306,836,170

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $114,475,265 and the collateral received consisted of cash in the amount of $105,951,771 and non-cash collateral with a value of $14,925,089. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2014, the aggregate cost of investments was $3,319,827,548. The aggregate unrealized appreciation and depreciation of investments were $205,184,531 and $(149,607,713), respectively, resulting in net unrealized appreciation of $55,576,818.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2014 (Unaudited)	% of Net Assets
Automobiles	11.9
Capital Markets	9.9
Banks	9.2
Textiles, Apparel & Luxury Goods	9.2
Insurance	7.1
Machinery	6.4
Beverages	5.8
Professional Services	4.4
Technology Hardware, Storage & Peripherals	4.4
Food Products	3.7

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CHF	55,127,000	State Street Bank and Trust	12/17/14	$60,742,659	$(2,957,437)
SEK	51,023,000	State Street Bank and Trust	03/18/15	7,396,996	(328,276)

Contracts to Deliver
AUD	62,293,000	State Street Bank and Trust	06/17/15	$55,681,221	$2,128,838
CHF	231,000,000	State Street Bank and Trust	12/17/14	265,364,733	23,225,920
SEK	352,344,000	State Street Bank and Trust	03/18/15	52,480,250	3,666,555

Net Unrealized Appreciation					$25,735,600

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(SEK)—	Swedish Krona

MIST-74

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$130,513,528	$—	$130,513,528
Canada	14,072,986	—	—	14,072,986
France	—	513,487,946	—	513,487,946
Germany	—	315,834,249	—	315,834,249
Hong Kong	21,450,011	—	—	21,450,011
Ireland	—	83,879,063	—	83,879,063
Israel	14,955,840	—	—	14,955,840
Italy	—	154,396,464	—	154,396,464
Japan	—	422,662,721	—	422,662,721
Netherlands	—	228,636,241	—	228,636,241
South Korea	—	87,768,111	—	87,768,111
Sweden	—	139,358,589	—	139,358,589
Switzerland	—	543,633,598	—	543,633,598
United Kingdom	78,999,480	467,715,423	—	546,714,903
Total Common Stocks	129,478,317	3,087,885,933	—	3,217,364,250
Short-Term Investments
Mutual Fund	105,951,771	—	—	105,951,771
Repurchase Agreement	—	52,088,345	—	52,088,345
Total Short-Term Investments	105,951,771	52,088,345	—	158,040,116
Total Investments	$235,430,088	$3,139,974,278	$—	$3,375,404,366

Collateral for securities loaned (Liability)	$—	$(105,951,771)	$—	$(105,951,771)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$29,021,313	$—	$29,021,313
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,285,713)	—	(3,285,713)
Total Forward Contracts	$—	$25,735,600	$—	$25,735,600

MIST-75

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—3.6% of Net Assets

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—3.6%
U.S. Treasury Floating Rate Notes 0.060%, 01/31/16 (a) (b)	18,130,000	$18,133,680
0.084%, 04/30/16 (a) (c)	24,926,000	24,938,787
0.085%, 07/31/16 (a)	4,630,000	4,632,579

Total U.S. Treasury & Government Agencies (Cost $47,690,008)		47,705,046

Commodity-Linked Securities—1.9%
Canadian Imperial Bank of Commerce Commodity Linked EMTN, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Canadian Imperial Bank of Commerce Custom 2 Agriculture Commodity Index multiplied by 2), 09/21/15 (144A)	9,220,000	7,186,068
Cargill, Inc. Commodity Linked Note, one month LIBOR rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 09/15/15 (144A)	18,380,000	14,045,435
Royal Bank of Canada Commodity Linked EMTN, Commodity Linked EMTN, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Royal Bank of Canada Enhanced Agricultural Basket 01 Excess Return Index, multiplied by 2), 08/24/15 (144A)	4,630,000	4,628,352

Total Commodity-Linked Securities (Cost $32,230,000)		25,859,855

Short-Term Investments—93.6%

Municipals—2.1%
Gainesville & Hall County, GA, Development Authority Revenue 0.130%, 03/01/21 (a)	24,300,000	24,300,000
Minnesota State Office of Higher Education Revenue 0.100%, 08/01/47 (a)	3,942,000	3,942,000

		28,242,000

Mutual Funds—21.3%
Premier Portfolio, Institutional Class 0.016% (d) (e)	39,243,476	39,243,476
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 0.000% (d) (e)	206,368,545	206,368,545
STIT-Liquid Assets Portfolio, Institutional Class 0.052% (d) (e)	39,243,476	39,243,476

		284,855,497

U.S. Treasury—4.0%
U.S. Treasury Bills 0.018%, 10/02/14 (c) (f)	4,020,000	4,019,998
0.027%, 12/18/14 (b) (c) (f)	4,020,000	4,019,828
0.050%, 01/22/15 (b) (f)	6,060,000	6,059,049
0.053%, 01/15/15 (b) (c) (f)	6,490,000	6,489,586
0.055%, 12/04/14 (b) (f)	6,390,000	6,389,375
0.055%, 12/11/14 (b) (c) (f)	8,880,000	8,879,037
0.079%, 01/29/15 (b) (c) (f)	8,620,000	8,619,500
0.098%, 01/08/15 (b) (c) (f)	4,330,000	4,328,839
0.205%, 10/09/14 (b) (c) (f)	4,140,000	4,139,791

		52,945,003

Commercial Paper—66.2%
Abbey National North America LLC 0.061%, 10/02/14 (f)	40,000,000	39,999,867
Apple, Inc. 0.109%, 11/19/14 (f)	20,000,000	19,997,006
Banque et Caisse d’Epargne de L’Etat 0.169%, 11/21/14 (f)	19,000,000	18,995,424
Barton Capital LLC 0.164%, 02/18/15 (144A) (f)	39,000,000	39,000,000
Caisse des Depots et Consignations 0.170%, 12/10/14 (f)	35,000,000	34,988,431
Cancara Asset Securitisation LLC 0.148%, 11/10/14 (144A) (f)	40,000,000	39,993,333
Charta LLC 0.114%, 10/16/14 (f)	24,000,000	23,998,800
Ciesco LLC 0.180%, 12/04/14 (f)	10,000,000	9,996,800
Coca-Cola Co. (The) 0.096%, 10/07/14 (f)	30,000,000	29,999,450
0.202%, 03/12/15 (144A) (f)	10,000,000	9,991,000
Collateralized Commercial Paper II Co. LLC 0.211%, 01/05/15 (f)	10,000,000	9,994,400
Concord Minutemen Capital Co. LLC 0.081%, 10/02/14 (144A) (f)	20,500,000	20,499,909
DNB Bank ASA 0.151%, 10/14/14 (144A) (f)	39,500,000	39,497,718
Google, Inc. 0.069%, 11/06/14 (144A) (f)	10,000,000	9,999,300
Gotham Funding Corp. 0.135%, 10/09/14 (144A) (f)	40,000,000	39,998,667
Govco LLC 0.010%, 12/29/14 (144A) (f)	33,000,000	32,986,131
ING U.S. Funding LLC 0.194%, 10/16/14 (f)	40,267,000	40,263,582
Landesbank Hessen-Thueringen 0.119%, 10/10/14 (144A) (f)	25,000,000	24,999,187
Morgan Stanley & Co. 0.150%, 12/08/14 (f)	22,000,000	22,000,000
Mountcliff Funding LLC 0.161%, 10/06/14 (144A) (f)	10,000,000	9,999,736
National Australia Funding Delaware, Inc. 0.191%, 01/15/15 (144A) (f)	40,000,000	39,977,622

MIST-76

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Nieuw Amsterdam Receivables Corp. 0.128%, 11/07/14 (144A) (f)	40,000,000	$39,994,655
Regency Market No. 1 LLC 0.132%, 10/14/14 (144A) (f)	27,000,000	26,998,635
0.135%, 10/20/14 (144A) (f)	4,000,000	3,999,704
Salisbury Receivables Co. LLC 0.160%, 10/08/14 (144A) (f)	20,000,000	19,999,300
Scaldis Capital LLC 0.143%, 10/16/14 (144A) (f)	25,000,000	24,998,437
Sheffield Receivables Corp. 0.180%, 12/04/14 (144A) (f)	15,000,000	14,995,200
0.180%, 12/05/14 (144A) (f)	20,000,000	19,993,500
Svenska Handelsbanken AB 0.175%, 11/19/14 (f)	40,000,000	40,000,272
Thunder Bay Funding LLC 0.232%, 03/04/15 (144A) (f)	35,000,000	34,965,564
Toronto-Dominion Bank 0.170%, 01/08/15 (f)	45,000,000	45,000,000
Total Capital Canada, Ltd.
0.110%, 11/26/14 (144A) (f)	32,500,000	32,494,439
Toyota Motor Credit Corp.
0.010%, 03/27/15 (f)	25,000,000	24,975,417

		885,591,486

Total Short-Term Investments (Cost $1,251,631,564)		1,251,633,986

Total Investments—99.1% (Cost $1,331,551,572) (g)		1,325,198,887
Other assets and liabilities (net)—0.9%		11,557,729

Net Assets—100.0%		$1,336,756,616

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2014, the market value of securities pledged was $25,899,659.
(c)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2014, the market value of securities pledged was $1,565,830.
(d)	Affiliated Issuer.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2014.
(f)	The rate shown represents current yield to maturity.
(g)	As of September 30, 2014, the aggregate cost of investments was $1,331,551,572. The aggregate unrealized appreciation and depreciation of investments were $17,460 and $(6,370,145), respectively, resulting in net unrealized depreciation of $(6,352,685).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $546,613,540, which is 40.9% of net assets.
(EMTN)—	Euro Medium-Term Note

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/14	2,110	AUD	252,135,325	$2,410,530
Brent Crude Oil Futures	02/12/15	269	USD	27,727,152	(1,712,161)
Canada Government Bond 10 Year Futures	12/18/14	1,910	CAD	260,371,345	(1,432,693)
Euro Stoxx 50 Index Futures	12/19/14	2,580	EUR	82,891,887	330,304
Euro-Bund Futures	12/08/14	1,176	EUR	175,262,806	990,729
FTSE 100 Index Futures	12/19/14	920	GBP	62,268,859	(2,428,902)
Gasoil Futures	11/12/14	105	USD	8,583,651	(97,026)
Gasoline RBOB Futures	10/31/14	289	USD	30,468,925	(884,978)
Hang Seng Index Futures	10/30/14	455	HKD	543,138,179	(3,088,685)
Japanese Government 10 Year Bond Futures	12/11/14	125	JPY	18,214,137,800	144,629
Russell 2000 Mini Index Futures	12/19/14	530	USD	61,515,186	(3,395,386)
S&P 500 E-Mini Index Futures	12/19/14	695	USD	68,953,743	(652,618)
Silver Futures	12/29/14	334	USD	32,606,528	(4,121,338)
TOPIX Index Futures	12/11/14	660	JPY	8,526,939,491	2,078,509
U.S. Treasury Long Bond Futures	12/19/14	870	USD	121,114,050	(1,135,613)
United Kingdom Long Gilt Futures	12/29/14	1,218	GBP	137,042,382	1,235,541
WTI Light Sweet Crude Oil Futures	10/20/14	296	USD	27,500,502	(517,142)

Net Unrealized Depreciation					$(12,276,300)

MIST-77

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Swap Agreements

Total Return Swap Agreements

Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
0.330%	05/12/15	Barclays Bank plc	Barclays Commodity Strategy 1452 Excess Return Index	USD	26,997,057	$(525,334)	$—	$(525,334)
0.300%	04/13/15	Canadian Imperial Bank of Commerce	CIBC Dynamic Roll LME Copper Excess Return Index	USD	26,977,498	(629,664)	—	(629,664)
0.450%	06/23/15	Goldman Sachs International	Goldman Sachs Alpha Basket B765 Excess Return Strategy	USD	12,406,836	—	—	—
0.000%	11/25/14	Goldman Sachs International	Hang Seng Index Future	HKD	255,568,247	(1,467,414)	—	(1,467,414)
0.490%	06/24/15	JPMorgan Chase Bank N.A.	JPMorgan Bespoke Commodity Index	USD	5,292,088	(16,344)	—	(16,344)
0.000%	12/18/14	Goldman Sachs International	LIFFE Long Gilt Futures	GBP	23,464,811	110,739	—	110,739
0.250%	05/07/15	Bank of America Corp.	MLCX Dynamic Enhanced Copper Excess Return Index	USD	40,104,219	—	—	—
0.330%	07/08/15	Macquarie Bank, Ltd.	Macquarie Commodity Customized Product Index	USD	18,610,379	(34,770)	—	(34,770)
0.140%	02/24/15	Bank of America Corp.	Merrill Lynch Gold Excess Return Index	USD	22,944,253	—	—	—
0.380%	10/13/14	Morgan Stanley	S&P GSCI Aluminum Dynamic Roll Excess Return Index	USD	24,850,324	98,492	—	98,492
0.090%	04/22/15	JPMorgan Chase Bank N.A.	S&P GSCI Gold Index Excess Return	USD	18,420,930	(95,292)	—	(95,292)
0.120%	05/18/15	Cargill, Inc.	Single Commodity Gold Index Excess Return	USD	13,906,082	—	—	0

Totals						$(2,559,587)	$—	$(2,559,587)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(USD)—	United States Dollar

MIST-78

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$47,705,046	$—	$47,705,046
Total Commodity-Linked Securities*	—	25,859,855	—	25,859,855
Short-Term Investments
Municipals	—	28,242,000	—	28,242,000
Mutual Funds	284,855,497	—	—	284,855,497
U.S. Treasury	—	52,945,003	—	52,945,003
Commercial Paper	—	885,591,486	—	885,591,486
Total Short-Term Investments	284,855,497	966,778,489	—	1,251,633,986
Total Investments	$284,855,497	$1,040,343,390	$—	$1,325,198,887

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$7,190,242	$—	$—	$7,190,242
Futures Contracts (Unrealized Depreciation)	(19,466,542)	—	—	(19,466,542)
Total Futures Contracts	$(12,276,300)	$—	$—	$(12,276,300)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$209,231	$—	$209,231
OTC Swap Contracts at Value (Liabilities)	—	(2,768,818)	—	(2,768,818)
Total OTC Swap Contracts	$—	$(2,559,587)	$—	$(2,559,587)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-79

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Honeywell International, Inc.	235,713	$21,949,594
Textron, Inc.	854,831	30,765,368

		52,714,962

Auto Components—1.3%
Johnson Controls, Inc.	819,664	36,065,216

Automobiles—1.7%
General Motors Co.	1,532,577	48,950,509

Banks—14.3%
Bank of America Corp.	3,167,143	53,999,788
Citigroup, Inc.	2,365,939	122,602,959
Fifth Third Bancorp	1,451,776	29,064,555
JPMorgan Chase & Co.	1,495,665	90,098,860
PNC Financial Services Group, Inc. (The)	539,896	46,204,300
U.S. Bancorp	258,892	10,829,452
Wells Fargo & Co.	1,002,307	51,989,664

		404,789,578

Capital Markets—6.1%
Bank of New York Mellon Corp. (The)	1,278,006	49,497,172
Goldman Sachs Group, Inc. (The)	160,729	29,505,023
Morgan Stanley	1,338,323	46,265,826
State Street Corp.	630,627	46,420,453

		171,688,474

Communications Equipment—1.8%
Cisco Systems, Inc.	2,007,496	50,528,674

Diversified Telecommunication Services—1.9%
AT&T, Inc.	287,034	10,115,078
Verizon Communications, Inc.	581,664	29,077,383
Vivendi S.A. (a)	559,356	13,480,301

		52,672,762

Electric Utilities—1.4%
FirstEnergy Corp.	408,152	13,701,663
PPL Corp.	835,037	27,422,615

		41,124,278

Electrical Equipment—1.1%
Emerson Electric Co.	479,204	29,988,586

Electronic Equipment, Instruments & Components—0.9%
Corning, Inc.	1,255,396	24,279,359

Energy Equipment & Services—5.2%
Halliburton Co.	636,342	41,050,423
Noble Corp. plc (b)	830,551	18,454,843
Paragon Offshore plc (a) (b)	131,300	807,492
Weatherford International plc (a)	4,133,499	85,976,779

		146,289,537

Food & Staples Retailing—1.6%
CVS Health Corp.	559,750	44,550,502

Food Products—3.0%
ConAgra Foods, Inc.	1,341,056	44,308,490
Mondelez International, Inc. - Class A	563,484	19,307,780
Unilever NV	537,890	21,343,475

		84,959,745

Health Care Equipment & Supplies—0.6%
Medtronic, Inc. (b)	264,346	16,376,235

Health Care Providers & Services—3.8%
Cardinal Health, Inc.	115,735	8,670,866
Express Scripts Holding Co. (a)	278,379	19,661,909
UnitedHealth Group, Inc.	531,890	45,875,512
WellPoint, Inc.	289,798	34,665,637

		108,873,924

Hotels, Restaurants & Leisure—1.9%
Carnival Corp.	1,334,059	53,589,150

Household Durables—0.6%
Newell Rubbermaid, Inc.	536,684	18,467,296

Industrial Conglomerates—2.1%
General Electric Co.	2,319,633	59,428,997

Insurance—2.9%
Aflac, Inc.	282,326	16,445,489
Allstate Corp. (The)	919,472	56,427,997
Travelers Cos., Inc. (The)	102,391	9,618,611

		82,492,097

Internet Software & Services—2.3%
eBay, Inc. (a)	832,846	47,164,069
Yahoo!, Inc. (a)	450,141	18,343,246

		65,507,315

Machinery—1.2%
Ingersoll-Rand plc	605,974	34,152,695

Media—6.7%
Comcast Corp. - Class A	745,393	40,087,235
Time Warner Cable, Inc.	254,804	36,561,826
Time Warner, Inc.	281,774	21,192,223
Twenty-First Century Fox, Inc. - Class B	1,095,745	36,499,266
Viacom, Inc. - Class B	721,694	55,527,136

		189,867,686

Metals & Mining—1.1%
Alcoa, Inc.	1,886,277	30,350,197

Multi-Utilities—0.7%
PG&E Corp.	430,709	19,399,133

MIST-80

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—2.1%
Kohl’s Corp. (b)	556,936	$33,989,804
Target Corp.	399,836	25,061,721

		59,051,525

Oil, Gas & Consumable Fuels—10.9%
BP plc (ADR)	1,223,212	53,760,168
Chevron Corp.	298,292	35,592,202
Murphy Oil Corp.	632,852	36,015,607
Occidental Petroleum Corp.	341,420	32,827,533
QEP Resources, Inc.	1,010,372	31,099,250
Royal Dutch Shell plc - Class A (ADR)	769,887	58,611,497
Suncor Energy, Inc.	1,656,407	59,879,113

		307,785,370

Paper & Forest Products—1.0%
International Paper Co.	574,943	27,447,779

Pharmaceuticals—10.1%
AbbVie, Inc. (b)	335,509	19,379,000
Bristol-Myers Squibb Co.	624,740	31,974,193
GlaxoSmithKline plc (ADR) (b)	254,472	11,698,078
Merck & Co., Inc.	980,249	58,109,161
Novartis AG	515,028	48,504,353
Pfizer, Inc.	1,447,948	42,815,822
Roche Holding AG (ADR) (b)	724,125	26,785,384
Sanofi (ADR)	799,463	45,113,697

		284,379,688

Semiconductors & Semiconductor Equipment—1.2%
Intel Corp.	963,513	33,549,523

Software—4.8%
Autodesk, Inc. (a)	294,843	16,245,849
Citrix Systems, Inc. (a)	441,887	31,524,219
Microsoft Corp.	1,165,434	54,029,520
Symantec Corp.	1,433,327	33,697,518

		135,497,106

Technology Hardware, Storage & Peripherals—1.7%
Hewlett-Packard Co.	1,363,829	48,375,015

Textiles, Apparel & Luxury Goods—0.4%
Fossil Group, Inc. (a)	118,825	11,157,668

Total Common Stocks (Cost $2,112,778,748)		2,774,350,581

Short-Term Investments—4.0%

Mutual Fund—2.4%
State Street Navigator Securities Lending MET Portfolio (c)	66,771,255	66,771,255

Security Description	Principal Amount*	Value

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $46,150,486 on 10/01/14, collateralized by $45,555,000 U.S. Government Agency obligations with rates ranging from 0.200% - 4.250%, maturity dates ranging from 08/15/15 - 08/19/15, with a value of $47,078,319.	46,150,486	$46,150,486

Total Short-Term Investments (Cost $112,921,741)		112,921,741

Total Investments—102.3% (Cost $2,225,700,489) (d)		2,887,272,322
Other assets and liabilities (net)—(2.3)%		(65,096,221)

Net Assets—100.0%		$2,822,176,101

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $64,677,900 and the collateral received consisted of cash in the amount of $66,771,255. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2014, the aggregate cost of investments was $2,225,700,489. The aggregate unrealized appreciation and depreciation of investments were $670,399,493 and $(8,827,660), respectively, resulting in net unrealized appreciation of $661,571,833.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-81

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation
CAD	15,282,934	Barclays Bank plc	10/17/14	$13,811,012	$170,122
CAD	15,655,716	Canadian Imperial Bank of Commerce	10/17/14	14,146,305	172,687
CAD	15,282,934	Deutsche Bank AG	10/17/14	13,810,400	169,511
CAD	15,282,934	Goldman Sachs International	10/17/14	13,805,036	164,147
CHF	13,723,998	Barclays Bank plc	10/17/14	14,683,224	306,265
CHF	13,723,998	Canadian Imperial Bank of Commerce	10/17/14	14,681,056	304,097
CHF	13,723,998	Deutsche Bank AG	10/17/14	14,684,355	307,396
CHF	19,310,640	Goldman Sachs International	10/17/14	20,658,615	429,212
EUR	18,065,272	Barclays Bank plc	10/17/14	23,386,976	567,424
EUR	18,065,272	Canadian Imperial Bank of Commerce	10/17/14	23,372,343	552,791
EUR	18,065,272	Deutsche Bank AG	10/17/14	23,386,940	567,388
EUR	21,852,690	Goldman Sachs International	10/17/14	28,274,758	671,045
EUR	18,065,272	Royal Bank of Canada	10/17/14	23,375,252	555,700
GBP	8,318,152	Barclays Bank plc	10/17/14	13,506,857	23,638
GBP	8,318,152	Canadian Imperial Bank of Commerce	10/17/14	13,501,192	17,974
GBP	10,598,490	Deutsche Bank AG	10/17/14	17,209,616	30,108
GBP	8,318,152	Goldman Sachs International	10/17/14	13,502,690	19,471

Net Unrealized Appreciation					$5,028,976

(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

MIST-82

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$52,714,962	$—	$—	$52,714,962
Auto Components	36,065,216	—	—	36,065,216
Automobiles	48,950,509	—	—	48,950,509
Banks	404,789,578	—	—	404,789,578
Capital Markets	171,688,474	—	—	171,688,474
Communications Equipment	50,528,674	—	—	50,528,674
Diversified Telecommunication Services	39,192,461	13,480,301	—	52,672,762
Electric Utilities	41,124,278	—	—	41,124,278
Electrical Equipment	29,988,586	—	—	29,988,586
Electronic Equipment, Instruments & Components	24,279,359	—	—	24,279,359
Energy Equipment & Services	146,289,537	—	—	146,289,537
Food & Staples Retailing	44,550,502	—	—	44,550,502
Food Products	84,959,745	—	—	84,959,745
Health Care Equipment & Supplies	16,376,235	—	—	16,376,235
Health Care Providers & Services	108,873,924	—	—	108,873,924
Hotels, Restaurants & Leisure	53,589,150	—	—	53,589,150
Household Durables	18,467,296	—	—	18,467,296
Industrial Conglomerates	59,428,997	—	—	59,428,997
Insurance	82,492,097	—	—	82,492,097
Internet Software & Services	65,507,315	—	—	65,507,315
Machinery	34,152,695	—	—	34,152,695
Media	189,867,686	—	—	189,867,686
Metals & Mining	30,350,197	—	—	30,350,197
Multi-Utilities	19,399,133	—	—	19,399,133
Multiline Retail	59,051,525	—	—	59,051,525
Oil, Gas & Consumable Fuels	307,785,370	—	—	307,785,370
Paper & Forest Products	27,447,779	—	—	27,447,779
Pharmaceuticals	235,875,335	48,504,353	—	284,379,688
Semiconductors & Semiconductor Equipment	33,549,523	—	—	33,549,523
Software	135,497,106	—	—	135,497,106
Technology Hardware, Storage & Peripherals	48,375,015	—	—	48,375,015
Textiles, Apparel & Luxury Goods	11,157,668	—	—	11,157,668
Total Common Stocks	2,712,365,927	61,984,654	—	2,774,350,581
Short-Term Investments
Mutual Fund	66,771,255	—	—	66,771,255
Repurchase Agreement	—	46,150,486	—	46,150,486
Total Short-Term Investments	66,771,255	46,150,486	—	112,921,741
Total Investments	$2,779,137,182	$108,135,140	$—	$2,887,272,322

Collateral for securities loaned (Liability)	$—	$(66,771,255)	$—	$(66,771,255)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$5,028,976	$—	$5,028,976

MIST-83

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—96.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Textron, Inc.	790,186	$28,438,794

Air Freight & Logistics—1.2%
UTi Worldwide, Inc. (a) (b)	1,539,409	16,363,918

Auto Components—4.6%
Dana Holding Corp. (b)	1,252,151	24,003,735
Johnson Controls, Inc.	816,379	35,920,676

		59,924,411

Banks—8.5%
BB&T Corp.	811,781	30,206,371
Comerica, Inc.	705,426	35,172,540
Wintrust Financial Corp. (b)	606,756	27,103,790
Zions Bancorporation	649,812	18,883,537

		111,366,238

Building Products—3.6%
Masco Corp.	847,978	20,283,634
Owens Corning	856,001	27,178,031

		47,461,665

Capital Markets—5.8%
American Capital, Ltd. (a)	1,104,920	15,645,667
Northern Trust Corp.	443,451	30,167,972
Stifel Financial Corp. (a)	633,315	29,696,140

		75,509,779

Chemicals—4.3%
Eastman Chemical Co.	387,782	31,367,686
WR Grace & Co. (a)	277,403	25,227,029

		56,594,715

Communications Equipment—2.0%
Ciena Corp. (a) (b)	1,593,968	26,651,145

Construction & Engineering—0.7%
Foster Wheeler AG	282,082	8,919,433

Containers & Packaging—0.8%
Sealed Air Corp.	298,306	10,404,913

Diversified Financial Services—0.3%
FNFV Group (a)	262,017	3,605,354

Diversified Telecommunication Services—2.6%
tw telecom, Inc. (a)	810,882	33,740,800

Electric Utilities—2.1%
Edison International	485,959	27,174,827

Electrical Equipment—1.9%
Babcock & Wilcox Co. (The) (b)	881,199	24,400,400

Energy Equipment & Services—1.5%
AMEC plc	1,089,129	19,388,086

Food Products—3.4%
ConAgra Foods, Inc.	1,337,697	44,197,509

Health Care Equipment & Supplies—2.1%
CareFusion Corp. (a)	614,037	27,785,174

Health Care Providers & Services—7.2%
Brookdale Senior Living, Inc. (a)	793,810	25,576,558
HealthSouth Corp. (b)	839,370	30,972,753
Universal Health Services, Inc. - Class B	352,443	36,830,294

		93,379,605

Insurance—8.8%
ACE, Ltd.	248,837	26,095,536
Arthur J. Gallagher & Co.	294,545	13,360,561
FNF Group	973,838	27,014,266
Marsh & McLennan Cos., Inc.	505,825	26,474,881
Willis Group Holdings plc	514,697	21,308,456

		114,253,700

IT Services—2.6%
Teradata Corp. (a) (b)	817,241	34,258,743

Life Sciences Tools & Services—1.5%
PerkinElmer, Inc.	452,522	19,729,959

Machinery—6.9%
Ingersoll-Rand plc	511,168	28,809,428
Pentair plc	428,779	28,080,737
Snap-on, Inc.	270,640	32,769,091

		89,659,256

Multi-Utilities—1.0%
CenterPoint Energy, Inc.	540,723	13,231,492

Oil, Gas & Consumable Fuels—4.0%
Newfield Exploration Co. (a)	672,983	24,947,480
ONEOK, Inc.	15,636	1,024,940
Williams Cos., Inc. (The)	478,812	26,502,244

		52,474,664

Professional Services—1.7%
Robert Half International, Inc.	451,580	22,127,420

Real Estate Management & Development—2.7%
Forest City Enterprises, Inc. - Class A (a)	1,799,015	35,188,733

Software—5.6%
Cadence Design Systems, Inc. (a) (b)	1,616,835	27,825,730
Citrix Systems, Inc. (a)	641,760	45,783,159

		73,608,889

MIST-84

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—5.2%
Advance Auto Parts, Inc.	194,537	$25,348,171
Ascena Retail Group, Inc. (a) (b)	2,131,189	28,344,814
Express, Inc. (a)	912,495	14,244,047

		67,937,032

Technology Hardware, Storage & Peripherals—2.0%
Diebold, Inc. (b)	268,174	9,471,906
NetApp, Inc.	378,271	16,250,522

		25,722,428

Total Common Stocks (Cost $1,178,390,838)		1,263,499,082

Short-Term Investments—9.0%

Mutual Fund—8.1%
State Street Navigator Securities Lending MET Portfolio (c)	106,066,161	106,066,161

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $10,989,279 on 10/01/14, collateralized by $11,200,000 U.S. Treasury Note at 0.250% due 08/15/15 with a value of $11,214,000.	10,989,279	10,989,279

Total Short-Term Investments (Cost $117,055,440)		117,055,440

Total Investments—105.8% (Cost $1,295,446,278) (d)		1,380,554,522
Other assets and liabilities (net)—(5.8)%		(75,374,117)

Net Assets—100.0%		$1,305,180,405

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $102,180,242 and the collateral received consisted of cash in the amount of $106,066,161. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2014, the aggregate cost of investments was $1,295,446,278. The aggregate unrealized appreciation and depreciation of investments were $128,981,063 and $(43,872,819), respectively, resulting in net unrealized appreciation of $85,108,244.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation
GBP	4,465,004	Bank of New York Mellon Corp.	10/31/14	$7,296,888	$60,267
GBP	4,479,468	State Street Bank and Trust	10/31/14	7,318,801	58,738

Net Unrealized Appreciation					$119,005

(GBP)—	British Pound

MIST-85

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$28,438,794	$—	$—	$28,438,794
Air Freight & Logistics	16,363,918	—	—	16,363,918
Auto Components	59,924,411	—	—	59,924,411
Banks	111,366,238	—	—	111,366,238
Building Products	47,461,665	—	—	47,461,665
Capital Markets	75,509,779	—	—	75,509,779
Chemicals	56,594,715	—	—	56,594,715
Communications Equipment	26,651,145	—	—	26,651,145
Construction & Engineering	8,919,433	—	—	8,919,433
Containers & Packaging	10,404,913	—	—	10,404,913
Diversified Financial Services	3,605,354	—	—	3,605,354
Diversified Telecommunication Services	33,740,800	—	—	33,740,800
Electric Utilities	27,174,827	—	—	27,174,827
Electrical Equipment	24,400,400	—	—	24,400,400
Energy Equipment & Services	—	19,388,086	—	19,388,086
Food Products	44,197,509	—	—	44,197,509
Health Care Equipment & Supplies	27,785,174	—	—	27,785,174
Health Care Providers & Services	93,379,605	—	—	93,379,605
Insurance	114,253,700	—	—	114,253,700
IT Services	34,258,743	—	—	34,258,743
Life Sciences Tools & Services	19,729,959	—	—	19,729,959
Machinery	89,659,256	—	—	89,659,256
Multi-Utilities	13,231,492	—	—	13,231,492
Oil, Gas & Consumable Fuels	52,474,664	—	—	52,474,664
Professional Services	22,127,420	—	—	22,127,420
Real Estate Management & Development	35,188,733	—	—	35,188,733
Software	73,608,889	—	—	73,608,889
Specialty Retail	67,937,032	—	—	67,937,032
Technology Hardware, Storage & Peripherals	25,722,428	—	—	25,722,428
Total Common Stocks	1,244,110,996	19,388,086	—	1,263,499,082
Short-Term Investments
Mutual Fund	106,066,161	—	—	106,066,161
Repurchase Agreement	—	10,989,279	—	10,989,279
Total Short-Term Investments	106,066,161	10,989,279	—	117,055,440
Total Investments	$1,350,177,157	$30,377,365	$—	$1,380,554,522

Collateral for securities loaned (Liability)	$—	$(106,066,161)	$—	$(106,066,161)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$119,005	$—	$119,005

MIST-86

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Hexcel Corp. (a)	262,806	$10,433,398
TransDigm Group, Inc.	62,189	11,463,299

		21,896,697

Air Freight & Logistics—0.8%
Forward Air Corp.	266,934	11,966,651

Auto Components—0.7%
Tenneco, Inc. (a)	203,216	10,630,229

Banks—3.7%
Hancock Holding Co.	297,929	9,548,625
Home BancShares, Inc. (b)	377,647	11,106,598
Prosperity Bancshares, Inc.	176,465	10,088,504
SVB Financial Group (a)	123,475	13,840,313
UMB Financial Corp. (b)	193,697	10,566,171

		55,150,211

Biotechnology—3.8%
Alnylam Pharmaceuticals, Inc. (a) (b)	129,347	10,102,001
Exact Sciences Corp. (a) (b)	743,562	14,410,231
Incyte Corp. (a)	242,832	11,910,910
NPS Pharmaceuticals, Inc. (a)	369,553	9,608,378
Seattle Genetics, Inc. (a) (b)	260,482	9,684,721

		55,716,241

Building Products—1.1%
AO Smith Corp.	329,220	15,565,522

Capital Markets—3.2%
Affiliated Managers Group, Inc. (a)	55,894	11,198,922
Greenhill & Co., Inc. (b)	150,981	7,019,106
Janus Capital Group, Inc. (b)	891,763	12,966,234
Stifel Financial Corp. (a)	331,084	15,524,529

		46,708,791

Chemicals—1.7%
PolyOne Corp.	380,556	13,540,182
Rockwood Holdings, Inc.	147,884	11,305,732

		24,845,914

Commercial Services & Supplies—2.4%
Pitney Bowes, Inc.	600,165	14,998,124
Steelcase, Inc. - Class A	728,654	11,796,908
Tetra Tech, Inc.	367,893	9,189,967

		35,984,999

Communications Equipment—1.5%
ARRIS Group, Inc. (a)	532,539	15,100,143
Finisar Corp. (a) (b)	422,976	7,034,091

		22,134,234

Construction & Engineering—0.7%
MasTec, Inc. (a) (b)	333,658	10,216,608

Construction Materials—0.8%
Martin Marietta Materials, Inc.	92,692	11,951,706

Containers & Packaging—0.8%
Berry Plastics Group, Inc. (a)	489,951	12,366,363

Distributors—0.7%
Pool Corp.	201,856	10,884,076

Electric Utilities—0.8%
ITC Holdings Corp.	343,926	12,254,083

Electrical Equipment—0.9%
Acuity Brands, Inc.	115,365	13,579,614

Electronic Equipment, Instruments & Components—4.2%
Cognex Corp. (a)	398,263	16,038,051
IPG Photonics Corp. (a) (b)	133,916	9,210,742
Littelfuse, Inc.	149,717	12,752,894
National Instruments Corp.	309,214	9,563,989
SYNNEX Corp. (a)	221,985	14,346,891

		61,912,567

Energy Equipment & Services—3.2%
Atwood Oceanics, Inc. (a)	175,056	7,648,197
Dresser-Rand Group, Inc. (a)	170,750	14,045,895
Dril-Quip, Inc. (a)	127,238	11,375,077
Patterson-UTI Energy, Inc.	454,002	14,768,685

		47,837,854

Food Products—1.6%
Annie’s, Inc. (a)	66,361	3,045,970
B&G Foods, Inc.	306,585	8,446,417
Lancaster Colony Corp.	139,234	11,873,875

		23,366,262

Health Care Equipment & Supplies—4.1%
DexCom, Inc. (a) (b)	185,600	7,422,144
Insulet Corp. (a) (b)	275,199	10,141,083
NuVasive, Inc. (a)	320,601	11,179,357
Sirona Dental Systems, Inc. (a)	149,553	11,467,724
STERIS Corp.	250,238	13,502,843
Thoratec Corp. (a)	239,084	6,390,715

		60,103,866

Health Care Providers & Services—5.4%
Chemed Corp.	147,450	15,172,605
Community Health Systems, Inc. (a)	286,437	15,693,883
Envision Healthcare Holdings, Inc. (a)	324,941	11,268,954
HealthSouth Corp.	330,247	12,186,114
Select Medical Holdings Corp.	807,332	9,712,204
VCA, Inc. (a)	396,374	15,589,390

		79,623,150

MIST-87

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—0.3%
HMS Holdings Corp. (a) (b)	229,455	$4,325,227

Hotels, Restaurants & Leisure—3.8%
Cheesecake Factory, Inc. (The) (b)	227,496	10,351,068
Choice Hotels International, Inc. (b)	238,650	12,409,800
Domino’s Pizza, Inc.	159,372	12,265,269
Jack in the Box, Inc.	308,281	21,021,682

		56,047,819

Household Durables—0.7%
Standard Pacific Corp. (a) (b)	1,381,918	10,350,566

Insurance—1.0%
American Equity Investment Life Holding Co. (b)	495,914	11,346,512
Protective Life Corp.	44,507	3,089,231

		14,435,743

Internet & Catalog Retail—0.8%
HomeAway, Inc. (a)	325,753	11,564,231

Internet Software & Services—3.1%
Conversant, Inc. (a) (b)	418,546	14,335,201
CoStar Group, Inc. (a)	127,470	19,826,684
Dealertrack Technologies, Inc. (a) (b)	279,435	12,130,273

		46,292,158

IT Services—1.0%
EPAM Systems, Inc. (a) (b)	323,321	14,158,227

Leisure Products—0.7%
Brunswick Corp.	242,979	10,239,135

Life Sciences Tools & Services—2.6%
PAREXEL International Corp. (a) (b)	236,841	14,942,299
PerkinElmer, Inc.	249,322	10,870,439
Techne Corp.	127,932	11,968,038

		37,780,776

Machinery—5.1%
Crane Co.	173,946	10,995,127
ITT Corp.	373,855	16,801,044
Lincoln Electric Holdings, Inc.	215,574	14,903,708
WABCO Holdings, Inc. (a)	137,950	12,546,552
Wabtec Corp.	240,992	19,529,992

		74,776,423

Marine—1.1%
Kirby Corp. (a)	143,729	16,938,463

Media—0.6%
Sinclair Broadcast Group, Inc. - Class A (b)	358,122	9,343,403

Metals & Mining—0.5%
Carpenter Technology Corp.	162,505	7,337,101

Oil, Gas & Consumable Fuels—4.1%
Energen Corp.	166,128	$12,001,087
Laredo Petroleum, Inc. (a) (b)	399,371	8,949,904
Oasis Petroleum, Inc. (a) (b)	296,316	12,388,972
Resolute Energy Corp. (a) (b)	581,078	3,643,359
SemGroup Corp. - Class A	136,511	11,367,271
Ultra Petroleum Corp. (a) (b)	526,887	12,255,391

		60,605,984

Pharmaceuticals—2.2%
Jazz Pharmaceuticals plc (a) (b)	71,587	11,494,009
Nektar Therapeutics (a) (b)	286,228	3,454,772
Salix Pharmaceuticals, Ltd. (a)	116,771	18,244,301

		33,193,082

Real Estate Investment Trusts—0.9%
Corrections Corp. of America (b)	368,793	12,671,727

Road & Rail—1.8%
Knight Transportation, Inc. (b)	526,053	14,408,592
Swift Transportation Co. (a)	566,234	11,879,589

		26,288,181

Semiconductors & Semiconductor Equipment—4.1%
Atmel Corp. (a)	31,962	258,253
Cavium, Inc. (a) (b)	228,392	11,357,934
MKS Instruments, Inc.	297,362	9,925,944
Monolithic Power Systems, Inc.	100,034	4,406,498
Power Integrations, Inc.	237,886	12,824,434
Silicon Laboratories, Inc. (a)	237,272	9,642,734
Teradyne, Inc. (b)	604,169	11,714,837

		60,130,634

Software—11.0%
Aspen Technology, Inc. (a)	323,098	12,187,256
Cadence Design Systems, Inc. (a) (b)	675,809	11,630,673
CommVault Systems, Inc. (a)	140,749	7,093,750
Guidewire Software, Inc. (a) (b)	259,655	11,513,103
Interactive Intelligence Group, Inc. (a) (b)	215,613	9,012,623
Manhattan Associates, Inc. (a)	913,395	30,525,661
Mentor Graphics Corp.	570,547	11,693,361
MicroStrategy, Inc. - Class A (a)	83,400	10,912,056
NetScout Systems, Inc. (a)	364,251	16,682,696
QLIK Technologies, Inc. (a)	417,795	11,297,177
Qualys, Inc. (a) (b)	350,210	9,315,586
SolarWinds, Inc. (a)	203,283	8,548,050
Ultimate Software Group, Inc. (The) (a) (b)	86,504	12,241,181

		162,653,173

Specialty Retail—3.1%
ANN, Inc. (a)	228,019	9,378,421
DSW, Inc. - Class A	317,833	9,569,952
Group 1 Automotive, Inc. (b)	153,820	11,184,252
Monro Muffler Brake, Inc. (b)	198,295	9,623,256
Vitamin Shoppe, Inc. (a)	143,197	6,356,515

		46,112,396

MIST-88

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Technology Hardware, Storage & Peripherals—0.8%
Cray, Inc. (a) (b)	437,348	$11,476,012

Textiles, Apparel & Luxury Goods—1.7%
G-III Apparel Group, Ltd. (a)	161,751	13,402,688
Steven Madden, Ltd. (a)	355,984	11,473,364

		24,876,052

Trading Companies & Distributors—1.5%
Watsco, Inc.	123,156	10,613,584
WESCO International, Inc. (a) (b)	143,939	11,264,666

		21,878,250

Wireless Telecommunication Services—1.5%
SBA Communications Corp. - Class A (a)	201,696	22,368,086

Total Common Stocks (Cost $997,897,316)		1,440,538,487

Rights—0.0%

Health Care Providers & Services—0.0%
Community Health Systems, Inc., Expires 01/04/16 (a) (Cost $50,585)	778,232	23,347

Short-Term Investment—19.5%
Security Description	Shares	Value

Mutual Fund—19.5%
State Street Navigator Securities Lending MET Portfolio (c)	287,026,917	287,026,917

Total Short-Term Investment (Cost $287,026,917)		287,026,917

Total Investments—117.1% (Cost $1,284,974,818) (d)		1,727,588,751
Other assets and liabilities (net)—(17.1)%		(251,743,531)

Net Assets—100.0%		$1,475,845,220

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $272,939,770 and the collateral received consisted of cash in the amount of $287,026,917 and non-cash collateral with a value of $140,309. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2014, the aggregate cost of investments was $1,284,974,818. The aggregate unrealized appreciation and depreciation of investments were $472,601,777 and $(29,987,844), respectively, resulting in net unrealized appreciation of $442,613,933.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,440,538,487	$—	$—	$1,440,538,487
Total Rights*	23,347	—	—	23,347
Total Short-Term Investment*	287,026,917	—	—	287,026,917
Total Investments	$1,727,588,751	$—	$—	$1,727,588,751

Collateral for securities loaned (Liability)	$—	$(287,026,917)	$—	$(287,026,917)

*	See Schedule of Investments for additional detailed categorizations.

MIST-89

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—62.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—35.1%
Fannie Mae 10 Yr. Pool 2.240%, 12/01/22	2,000,000	$1,938,016
2.330%, 11/01/22	17,810,000	17,373,147
2.350%, 05/01/23	4,874,094	4,720,278
2.360%, 05/01/23	9,448,673	9,148,924
2.420%, 05/01/23	5,877,291	5,700,686
2.420%, 06/01/23	4,892,107	4,750,448
2.450%, 11/01/22	3,000,000	2,950,934
2.460%, 02/01/23	1,448,781	1,423,445
2.500%, 04/01/23	2,000,000	1,943,960
2.510%, 06/01/23	3,909,909	3,822,503
2.520%, 05/01/23	25,000,000	24,226,268
2.530%, 05/01/23	4,265,685	4,178,026
2.540%, 05/01/23	5,000,000	4,901,037
2.640%, 04/01/23	1,960,588	1,934,535
2.640%, 05/01/23	2,352,628	2,320,385
2.700%, 05/01/23	5,000,000	4,900,954
2.720%, 03/01/23	3,224,076	3,203,138
2.740%, 06/01/23	2,988,691	2,967,452
2.900%, 06/01/22	7,677,755	7,779,945
2.980%, 07/01/22	2,000,000	2,035,897
3.000%, 05/01/22	3,500,000	3,569,970
3.200%, 11/01/20	10,770,188	11,199,278
3.440%, 11/01/21	4,088,644	4,296,876
3.490%, 09/01/23	4,000,000	4,176,658
3.670%, 07/01/23	2,500,000	2,645,913
3.730%, 07/01/22	5,954,513	6,344,769
3.760%, 10/01/23	1,500,000	1,595,469
3.760%, 11/01/23	1,100,000	1,169,929
4.260%, 12/01/19	2,798,522	3,050,218
4.500%, 07/01/21	1,255,878	1,327,592
4.770%, 06/01/19	3,599,073	3,976,248
Fannie Mae 15 Yr. Pool 3.500%, 08/01/26	990,219	1,031,500
Fannie Mae 20 Yr. Pool 3.500%, 02/01/33	6,113,718	6,415,861
3.500%, 05/01/33	7,359,423	7,723,161
4.000%, 02/01/31	3,251,984	3,477,053
4.000%, 10/01/32	2,348,654	2,511,779
4.500%, 10/01/30	829,292	902,874
5.000%, 11/01/29	1,994,217	2,209,390
6.000%, 02/01/28	470,566	534,066
6.000%, 07/01/28	660,084	749,119
Fannie Mae 30 Yr. Pool 3.000%, 01/01/43	5,730,787	5,648,661
3.500%, 07/01/42	2,906,880	2,976,856
3.500%, 08/01/42	1,861,299	1,906,107
3.500%, 12/01/42	7,913,934	8,079,928
3.500%, 01/01/43	3,773,543	3,864,096
3.500%, 03/01/43	18,709,965	19,128,664
3.500%, 05/01/43	31,155,971	31,809,577
3.500%, 06/01/43	7,657,359	7,818,000
3.500%, 07/01/43	4,496,750	4,591,083
3.500%, 08/01/43	10,095,380	10,307,167
4.000%, 12/01/40	1,058,177	1,123,019
4.000%, 07/01/42	4,439,417	4,693,254

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.500%, 02/01/40	957,023	1,042,249
5.000%, 09/01/35	2,340,027	2,586,423
6.000%, 12/01/39	969,772	1,096,670
Fannie Mae ARM Pool 0.486%, 05/01/23 (a)	20,744,070	20,929,014
0.526%, 05/01/24 (a)	2,733,000	2,733,248
0.536%, 02/01/23 (a)	5,000,000	4,997,467
0.586%, 07/01/24 (a)	5,000,000	5,000,580
0.595%, 09/01/24 (a)	3,000,000	2,999,307
0.616%, 11/01/23 (a)	4,923,156	4,963,186
0.635%, 09/01/24 (a)	4,000,000	3,999,636
0.636%, 08/01/23 (a)	4,993,070	5,032,252
0.856%, 01/01/21 (a)	967,384	978,791
Fannie Mae Benchmark REMIC (CMO) 5.500%, 06/25/37	2,093,598	2,357,301
Fannie Mae DUS Bonds 3.235%, 10/31/16	1,500,000	1,501,875
3.630%, 10/25/29	1,505,900	1,533,669
Fannie Mae Interest Strip (CMO) 4.500%, 11/25/20 (b)	1,111,624	77,690
Fannie Mae Pool 1.735%, 05/01/20	15,000,000	14,649,356
1.750%, 06/01/20	7,375,255	7,197,971
1.800%, 02/01/20	3,046,974	2,993,941
1.810%, 01/01/20	4,365,104	4,294,795
2.010%, 07/01/19	2,990,797	2,986,538
2.010%, 06/01/20	12,541,000	12,552,842
2.680%, 04/01/19	992,930	1,022,939
2.690%, 10/01/23	2,000,000	1,963,104
2.703%, 04/01/23	2,446,722	2,429,802
3.050%, 04/01/22	3,459,965	3,546,064
3.430%, 10/01/23	12,133,000	12,612,735
3.558%, 01/01/21	12,857,384	13,644,255
3.560%, 03/01/24	7,400,000	7,766,442
3.743%, 06/01/18	1,905,742	2,028,620
3.770%, 12/01/20	2,358,730	2,524,298
3.804%, 05/01/22	9,399,709	9,996,909
3.970%, 07/01/21	4,801,962	5,195,865
4.330%, 04/01/20	3,934,399	4,309,293
4.380%, 04/01/21	3,212,479	3,536,633
5.913%, 10/01/17	3,327,991	3,679,978
Fannie Mae REMICS (CMO) Zero Coupon, 09/25/43 (c)	2,835,319	2,100,014
Zero Coupon, 10/25/43 (c)	1,415,292	1,041,160
Zero Coupon, 12/25/43 (c)	3,321,894	2,488,610
0.505%, 03/25/43 (a)	2,656,296	2,646,667
0.631%, 03/25/27 (a)	895,345	884,690
0.655%, 05/25/35 (a)	5,077,272	5,073,180
0.655%, 10/25/42 (a)	1,770,292	1,785,419
0.755%, 10/25/43 (a)	3,225,939	3,269,135
0.755%, 12/25/43 (a)	3,962,143	4,037,761
1.055%, 03/25/38 (a)	979,372	994,206
1.155%, 08/25/32 (a)	1,613,807	1,665,683
3.000%, 05/25/26	5,908,549	5,847,862
3.500%, 07/25/24	2,974,627	3,093,416

MIST-90

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO) 3.500%, 02/25/43	8,990,728	$9,119,520
3.500%, 03/25/43	5,366,878	5,572,247
4.500%, 07/25/38	453,010	466,644
5.000%, 03/25/40	13,200,000	14,254,060
5.500%, 12/25/35	1,734,566	1,909,707
6.000%, 01/25/36	1,097,467	1,120,968
6.376%, 01/25/41 (a) (b)	8,618,623	1,957,154
6.500%, 07/18/28	331,156	375,344
Fannie Mae-ACES 0.461%, 12/25/17 (a)	1,625,930	1,625,024
0.523%, 01/25/17 (a)	1,539,290	1,540,854
2.034%, 03/25/19	9,091,000	9,136,446
2.207%, 01/25/22	10,000,000	9,678,190
2.280%, 12/27/22	9,391,000	8,976,434
2.389%, 01/25/23 (a)	3,000,000	2,886,984
3.103%, 07/25/24 (a)	1,394,000	1,400,623
3.346%, 03/25/24 (a)	2,500,000	2,567,553
3.501%, 01/25/24 (a)	2,500,000	2,596,493
Freddie Mac 15 Yr. Gold Pool 3.500%, 05/01/26	1,216,106	1,279,199
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	2,436,858	2,537,865
Freddie Mac 30 Yr. Gold Pool 3.500%, 08/01/42	5,573,389	5,695,551
3.500%, 10/01/42	5,257,597	5,372,837
3.500%, 11/01/42	6,951,213	7,103,576
3.500%, 04/01/43	2,950,485	3,015,156
4.000%, 08/01/42	9,646,273	10,169,525
4.000%, 05/01/43	1,337,103	1,412,981
4.000%, 06/01/43	1,292,040	1,365,358
4.000%, 08/01/43	8,613,695	9,102,482
5.000%, 08/01/39	2,546,087	2,830,788
6.000%, 12/01/39	1,309,834	1,477,263
Freddie Mac ARM Non-Gold Pool 3.993%, 07/01/40 (a)	5,767,852	6,134,666
Freddie Mac Gold Pool 3.500%, 12/01/32	7,926,653	8,186,803
3.500%, 01/01/33	10,610,098	10,958,345
3.500%, 02/01/33	14,626,945	15,107,057
3.500%, 03/01/33	9,966,779	10,293,928
3.500%, 04/01/33	12,877,425	13,300,127
3.500%, 05/01/33	4,809,457	4,967,334
3.500%, 06/01/43	4,683,019	4,784,708
4.000%, 09/01/32	2,335,011	2,489,101
4.000%, 11/01/32	5,823,332	6,193,227
4.000%, 12/01/32	2,901,009	3,085,293
4.000%, 01/01/33	1,323,441	1,407,418
4.000%, 02/01/33	1,205,236	1,281,709
5.000%, 02/01/34	814,820	884,685
Freddie Mac Multifamily Structured Pass-Through Certificates 2.522%, 01/25/23	2,085,000	2,042,572
2.615%, 01/25/23	7,275,000	7,104,459
3.320%, 02/25/23	4,346,000	4,494,259
3.389%, 03/25/24	5,714,000	5,898,831

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac REMICS (CMO) 0.504%, 02/15/43 (a)	2,650,003	2,615,635
0.604%, 01/15/41 (a)	713,020	722,830
0.604%, 08/15/42 (a)	8,377,768	8,438,331
0.654%, 08/15/43 (a)	8,174,629	8,282,501
0.834%, 11/15/37 (a)	2,361,112	2,396,493
0.854%, 03/15/24 (a)	1,105,704	1,124,515
1.504%, 03/15/38 (a)	600,000	602,767
3.000%, 02/15/26	1,915,000	1,923,602
3.500%, 12/15/25	1,000,000	1,018,456
3.500%, 12/15/29	1,353,622	1,401,528
3.500%, 08/15/39	4,601,307	4,818,608
3.500%, 01/15/42	54,866	54,957
3.500%, 06/15/48	9,999,865	10,283,352
4.500%, 03/15/40	1,000,000	1,049,259
5.000%, 05/15/22	12,836,931	13,199,228
5.000%, 10/15/34	2,308,228	2,417,484
5.000%, 08/15/35	1,650,000	1,869,348
5.500%, 08/15/39	4,850,401	5,321,617
5.750%, 06/15/35	10,951,865	11,741,086
6.000%, 07/15/35	10,978,990	12,069,258
6.000%, 03/15/36	2,494,765	3,018,870
6.216%, 10/15/37 (a) (b)	8,167,489	1,309,587
6.246%, 11/15/36 (a) (b)	5,019,212	698,684
6.500%, 05/15/28	831,367	942,134
6.500%, 03/15/37	1,515,636	1,714,143
Freddie Mac Strips (CMO) Zero Coupon, 09/15/43 (c)	1,434,664	1,066,744
0.604%, 09/15/42 (a)	9,194,165	9,147,764
0.654%, 08/15/42 (a)	5,374,222	5,428,351
0.654%, 10/15/42 (a)	1,330,197	1,341,856
3.000%, 01/15/43	9,060,658	8,962,294
3.000%, 01/15/44	10,771,189	10,714,064
Ginnie Mae II ARM Pool 3.500%, 04/20/41 (a)	1,521,714	1,597,504
Ginnie Mae II Pool 4.375%, 06/20/63	10,143,325	11,031,606
4.433%, 05/20/63	15,613,301	17,018,217
4.462%, 05/20/63	10,332,961	11,267,226
4.479%, 04/20/63	5,110,236	5,573,622
Government National Mortgage Association (CMO) 0.456%, 08/20/60 (a)	1,098,761	1,099,826
0.456%, 11/20/62 (a)	703,983	704,586
0.496%, 12/20/62 (a)	2,987,255	2,975,763
0.556%, 02/20/62 (a)	9,666,748	9,675,322
0.566%, 03/20/63 (a)	933,472	931,758
0.576%, 02/20/63 (a)	2,470,754	2,465,147
0.606%, 02/20/63 (a)	8,876,253	8,878,188
0.624%, 09/20/64 (a)	1,975,090	1,967,683
0.626%, 03/20/63 (a)	4,565,581	4,570,927
0.626%, 07/20/64 (a)	4,980,858	4,985,585
0.636%, 04/20/63 (a)	9,460,037	9,475,211
0.654%, 09/20/37 (a)	557,732	560,680
0.656%, 01/20/63 (a)	4,438,082	4,457,054
0.656%, 04/20/63 (a)	8,986,710	9,006,149

MIST-91

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO) 0.656%, 06/20/64 (a)	7,004,643	$7,011,487
0.656%, 07/20/64 (a)	1,494,339	1,495,823
0.656%, 07/20/64 (a)	1,999,441	2,002,063
0.706%, 04/20/62 (a)	967,499	972,762
0.756%, 04/20/64 (a)	17,308,297	17,436,731
0.756%, 05/20/64 (a)	11,967,612	12,055,694
0.806%, 07/20/63 (a)	7,435,021	7,504,851
0.806%, 01/20/64 (a)	1,768,764	1,786,248
0.806%, 02/20/64 (a)	6,010,668	6,070,095
0.806%, 03/20/64 (a)	2,358,012	2,379,784
0.846%, 02/20/64 (a)	2,973,444	3,011,804
0.856%, 09/20/63 (a)	4,925,056	4,983,974
0.906%, 09/20/63 (a)	4,885,915	4,956,130
1.650%, 02/20/63	17,015,173	16,766,156
1.650%, 04/20/63	9,782,239	9,624,314
1.750%, 03/20/63	2,490,133	2,460,369
2.000%, 06/20/62	3,730,006	3,749,391
3.500%, 05/20/35	356,484	363,828
4.000%, 03/16/25 (a)	1,191,598	1,267,264
4.000%, 02/20/37	377,044	388,878
4.500%, 01/16/25	1,068,733	1,190,498
4.500%, 08/20/33	658,980	670,302
4.500%, 08/20/34	55,017	55,015
4.500%, 06/20/36	482,826	500,173
4.518%, 04/20/43 (a)	3,040,024	3,245,861
4.705%, 11/20/42 (a)	12,986,808	13,981,039
5.000%, 12/20/33	2,000,000	2,174,214
5.000%, 09/20/38	5,741,715	6,259,820
5.000%, 06/16/39	1,471,384	1,592,132
5.000%, 07/20/39	5,176,302	5,716,470
5.000%, 10/20/39	3,498,218	3,831,829
5.234%, 06/20/40 (a)	6,448,316	7,254,556
5.500%, 02/20/33	373,758	398,391
5.500%, 07/16/33 (b)	1,780,524	439,198
5.500%, 06/20/36	453,064	466,411

		1,131,925,957

Federal Agencies—1.4%
Residual Funding Corp. Principal Strip Zero Coupon, 07/15/20	42,209,000	37,001,169
Tennessee Valley Authority 1.750%, 10/15/18	850,000	850,728
5.250%, 09/15/39	600,000	728,626
5.880%, 04/01/36	1,000,000	1,303,944
6.235%, 07/15/45	4,250,000	4,816,355
Tennessee Valley Authority Principal Strip Zero Coupon, 11/01/25	1,000,000	687,052
Zero Coupon, 06/15/35	750,000	329,235

		45,717,109

U.S. Treasury—26.4%
U.S. Treasury Bonds 4.250%, 05/15/39	200,000	239,250
4.375%, 02/15/38	18,100,000	21,971,699

U.S. Treasury—(Continued)
U.S. Treasury Bonds 4.500%, 05/15/38	1,000,000	$1,236,406
4.750%, 02/15/37	2,000,000	2,555,000
5.000%, 05/15/37	21,550,000	28,435,893
5.250%, 11/15/28 (d)	13,000,000	16,725,306
5.250%, 02/15/29	500,000	643,750
5.375%, 02/15/31 (d)	13,000,000	17,206,722
5.500%, 08/15/28	3,000,000	3,937,500
6.125%, 08/15/29	5,000,000	7,005,470
U.S. Treasury Coupon Strips Zero Coupon, 02/15/18	5,000,000	4,777,725
Zero Coupon, 05/15/18	6,000,000	5,696,430
Zero Coupon, 08/15/19	16,000,000	14,619,536
Zero Coupon, 11/15/19	1,500,000	1,359,897
Zero Coupon, 02/15/20 (d)	4,100,000	3,686,827
Zero Coupon, 05/15/20	2,475,000	2,206,490
Zero Coupon, 02/15/21	25,050,000	21,783,079
Zero Coupon, 05/15/21	15,000,000	12,913,965
Zero Coupon, 08/15/21	2,500,000	2,133,228
Zero Coupon, 11/15/21	22,500,000	19,036,890
Zero Coupon, 02/15/22	3,975,000	3,334,023
Zero Coupon, 05/15/22	7,000,000	5,819,653
Zero Coupon, 08/15/22	6,000,000	4,945,056
Zero Coupon, 11/15/22	6,250,000	5,103,163
Zero Coupon, 02/15/23	19,100,000	15,448,366
Zero Coupon, 05/15/23	57,400,000	46,001,393
Zero Coupon, 08/15/23	1,700,000	1,351,029
Zero Coupon, 11/15/23	1,500,000	1,182,260
Zero Coupon, 11/15/24	1,500,000	1,140,305
Zero Coupon, 08/15/27	400,000	273,578
Zero Coupon, 11/15/27	600,000	406,010
Zero Coupon, 08/15/29	800,000	505,807
Zero Coupon, 11/15/29	1,000,000	626,005
Zero Coupon, 02/15/30	8,300,000	5,147,967
Zero Coupon, 05/15/30	700,000	430,575
Zero Coupon, 08/15/30	3,925,000	2,390,356
Zero Coupon, 11/15/30	4,400,000	2,658,572
Zero Coupon, 02/15/31	2,800,000	1,674,464
Zero Coupon, 05/15/31	10,500,000	6,223,014
Zero Coupon, 08/15/31	2,800,000	1,643,597
Zero Coupon, 11/15/31	3,000,000	1,745,385
Zero Coupon, 02/15/32	9,900,000	5,705,123
Zero Coupon, 05/15/32	10,700,000	6,107,881
Zero Coupon, 08/15/32	900,000	509,005
Zero Coupon, 11/15/33	9,000,000	4,864,986
Zero Coupon, 05/15/35	4,000,000	2,048,472
U.S. Treasury Notes 0.250%, 01/15/15 (d)	10,500,000	10,506,153
0.375%, 04/30/16	18,000,000	17,992,962
0.750%, 12/31/17	10,000,000	9,840,620
0.750%, 02/28/18	13,000,000	12,752,194
0.875%, 11/30/16	20,000,000	20,073,440
0.875%, 01/31/18	15,000,000	14,801,955
1.000%, 08/31/19	25,000,000	24,056,650
1.250%, 10/31/18	3,000,000	2,962,500
1.250%, 02/29/20	11,000,000	10,628,750

MIST-92

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 1.375%, 11/30/18	10,000,000	$9,915,620
1.375%, 01/31/20	8,000,000	7,793,752
1.500%, 08/31/18	33,000,000	32,984,523
1.750%, 05/15/22 (d)	2,500,000	2,403,515
2.000%, 11/30/20	28,000,000	27,849,052
2.125%, 08/31/20	38,500,000	38,704,512
2.125%, 01/31/21	2,000,000	1,999,844
2.125%, 08/15/21	41,000,000	40,795,000
2.375%, 10/31/14	9,000,000	9,016,875
2.500%, 04/30/15	6,000,000	6,085,080
2.625%, 01/31/18	14,000,000	14,616,868
2.625%, 08/15/20	13,000,000	13,438,750
2.625%, 11/15/20	19,500,000	20,109,375
2.750%, 02/15/19	1,500,000	1,569,843
3.125%, 04/30/17	10,000,000	10,564,840
3.125%, 05/15/21	27,000,000	28,611,576
3.250%, 05/31/16	8,000,000	8,371,560
3.500%, 02/15/18	20,000,000	21,451,560
3.625%, 02/15/21	44,000,000	48,001,272
4.500%, 02/15/16	23,000,000	24,324,294
5.125%, 05/15/16	40,000,000	43,035,920

		850,715,963

Total U.S. Treasury & Government Agencies (Cost $2,052,531,762)		2,028,359,029

Corporate Bonds & Notes—17.5%

Aerospace/Defense—0.2%
Airbus Group Financial B.V. 2.700%, 04/17/23 (144A)	249,000	239,348
BAE Systems Holdings, Inc. 4.750%, 10/07/44 (144A)	338,000	335,543
BAE Systems plc 4.750%, 10/11/21 (144A)	1,000,000	1,103,558
Northrop Grumman Corp. 1.750%, 06/01/18	418,000	414,295
Northrop Grumman Systems Corp. 7.750%, 02/15/31	350,000	483,018
United Technologies Corp. 7.500%, 09/15/29	1,568,000	2,230,015

		4,805,777

Agriculture—0.1%
Bunge N.A. Finance L.P. 5.900%, 04/01/17	247,000	272,622
Bunge, Ltd. Finance Corp. 8.500%, 06/15/19	1,084,000	1,346,201
Cargill, Inc. 7.350%, 03/06/19 (144A)	1,055,000	1,272,026

		2,890,849

Airlines—0.1%
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	378,747	383,008
American Airlines Pass-Through Trust 4.950%, 01/15/23	1,218,663	1,307,016
United Airlines Pass-Through Trust 4.300%, 08/15/25	534,000	558,030

		2,248,054

Auto Manufacturers—0.3%
American Honda Finance Corp. 1.600%, 02/16/18 (144A)	219,000	218,200
2.125%, 02/28/17 (144A)	1,300,000	1,327,391
2.250%, 08/15/19	1,027,000	1,023,340
Daimler Finance North America LLC 1.875%, 01/11/18 (144A)	328,000	327,666
2.250%, 07/31/19 (144A)	2,300,000	2,282,479
2.375%, 08/01/18 (144A)	378,000	382,613
2.875%, 03/10/21 (144A)	500,000	502,549
Nissan Motor Acceptance Corp. 1.800%, 03/15/18 (144A)	789,000	785,661
2.650%, 09/26/18 (144A)	300,000	305,487
PACCAR Financial Corp. 0.800%, 02/08/16	117,000	117,321
Toyota Motor Credit Corp. 1.375%, 01/10/18 (d)	700,000	693,939
1.750%, 05/22/17	500,000	506,346
2.000%, 10/24/18	1,046,000	1,047,502

		9,520,494

Auto Parts & Equipment—0.0%
Johnson Controls, Inc. 3.625%, 07/02/24	277,000	274,675
4.950%, 07/02/64	87,000	84,884
5.000%, 03/30/20	635,000	701,538

		1,061,097

Banks—4.6%
ABN AMRO Bank NV 2.500%, 10/30/18 (144A)	1,160,000	1,171,380
American Express Bank FSB 6.000%, 09/13/17	1,800,000	2,026,676
American Express Centurion Bank 5.950%, 06/12/17	250,000	280,148
ANZ New Zealand International, Ltd. 2.600%, 09/23/19 (144A) (d)	1,300,000	1,303,140
Bank of America Corp. 2.000%, 01/11/18	2,450,000	2,439,345
2.600%, 01/15/19	1,010,000	1,008,033
2.650%, 04/01/19	1,300,000	1,296,016
3.300%, 01/11/23	971,000	947,037
4.125%, 01/22/24	1,780,000	1,814,009
5.625%, 07/01/20	2,320,000	2,619,725
5.875%, 01/05/21	2,500,000	2,867,452
6.000%, 09/01/17	360,000	401,344

MIST-93

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp. 6.050%, 05/16/16	2,494,000	$2,677,840
6.400%, 08/28/17	1,276,000	1,435,366
6.500%, 07/15/18	997,000	1,140,481
Bank of Montreal 2.375%, 01/25/19	797,000	803,294
2.550%, 11/06/22	500,000	482,613
Bank of New York Mellon Corp. (The) 2.100%, 01/15/19	1,052,000	1,046,518
2.200%, 05/15/19	354,000	351,717
3.250%, 09/11/24	1,200,000	1,178,168
4.150%, 02/01/21	670,000	723,801
5.450%, 05/15/19	278,000	316,400
Bank of Nova Scotia (The) 2.550%, 01/12/17	300,000	309,239
4.375%, 01/13/21	500,000	549,630
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.700%, 09/09/18 (144A)	2,000,000	2,039,630
4.100%, 09/09/23 (144A)	1,114,000	1,183,535
Banque Federative du Credit Mutuel S.A. 1.700%, 01/20/17 (144A)	1,600,000	1,606,739
Barclays Bank plc 2.250%, 05/10/17 (144A)	1,000,000	1,024,540
3.750%, 05/15/24	324,000	321,978
5.125%, 01/08/20	1,080,000	1,211,855
BB&T Corp. 2.050%, 06/19/18	833,000	836,130
2.150%, 03/22/17	485,000	492,892
2.250%, 02/01/19	300,000	300,339
6.850%, 04/30/19	525,000	626,910
BNZ International Funding, Ltd. 2.350%, 03/04/19 (144A)	842,000	839,120
Canadian Imperial Bank of Commerce 1.550%, 01/23/18	330,000	329,311
Capital One Financial Corp. 2.450%, 04/24/19	176,000	175,262
4.750%, 07/15/21 (d)	907,000	985,858
5.250%, 02/21/17	170,000	185,121
Capital One N.A. 1.500%, 03/22/18	500,000	492,471
Citigroup, Inc. 1.250%, 01/15/16	375,000	376,935
2.550%, 04/08/19	1,350,000	1,348,974
3.375%, 03/01/23	231,000	227,453
3.500%, 05/15/23	1,100,000	1,054,562
3.750%, 06/16/24	629,000	627,058
5.375%, 08/09/20	86,000	97,320
5.500%, 09/13/25	692,000	753,594
8.500%, 05/22/19 (d)	4,138,000	5,172,363
Comerica, Inc. 3.800%, 07/22/26	1,116,000	1,107,792
Credit Suisse 2.300%, 05/28/19	250,000	247,510
3.625%, 09/09/24	250,000	246,652
4.375%, 08/05/20	1,000,000	1,083,077
5.300%, 08/13/19	300,000	337,077

Banks—(Continued)
Deutsche Bank AG 2.500%, 02/13/19	900,000	904,743
3.700%, 05/30/24 (d)	667,000	661,210
6.000%, 09/01/17	200,000	223,814
Discover Bank 3.200%, 08/09/21	1,650,000	1,631,720
4.200%, 08/08/23	493,000	510,388
Fifth Third Bancorp 8.250%, 03/01/38	500,000	735,026
Fifth Third Bank 1.450%, 02/28/18	500,000	493,798
2.375%, 04/25/19	650,000	650,913
Goldman Sachs Group, Inc. (The) 1.600%, 11/23/15	420,000	423,400
2.625%, 01/31/19	764,000	762,035
3.625%, 01/22/23 (d)	300,000	297,803
3.850%, 07/08/24	1,447,000	1,438,458
4.000%, 03/03/24	412,000	414,958
5.375%, 03/15/20	1,650,000	1,837,059
5.750%, 01/24/22	1,000,000	1,137,175
5.950%, 01/18/18	1,425,000	1,595,279
5.950%, 01/15/27	1,000,000	1,137,352
6.150%, 04/01/18	1,475,000	1,663,151
7.500%, 02/15/19	3,000,000	3,577,266
HSBC Bank plc 1.500%, 05/15/18 (144A) (d)	1,821,000	1,795,826
3.500%, 06/28/15 (144A)	1,550,000	1,584,861
4.125%, 08/12/20 (144A)	2,002,000	2,153,559
4.750%, 01/19/21 (144A)	800,000	887,095
HSBC USA, Inc. 1.625%, 01/16/18	500,000	498,201
ING Bank NV 1.375%, 03/07/16 (144A)	500,000	502,986
3.750%, 03/07/17 (144A)	1,000,000	1,052,119
KeyCorp 5.100%, 03/24/21	896,000	998,012
Macquarie Bank, Ltd. 2.000%, 08/15/16 (144A)	1,008,000	1,024,655
2.600%, 06/24/19 (144A)	699,000	698,433
5.000%, 02/22/17 (144A)	1,500,000	1,616,470
Manufacturers & Traders Trust Co. 6.625%, 12/04/17	970,000	1,110,174
Mizuho Bank, Ltd. 3.600%, 09/25/24 (144A)	1,350,000	1,335,244
Morgan Stanley 1.750%, 02/25/16	107,000	108,141
2.375%, 07/23/19	700,000	688,932
5.000%, 11/24/25	1,269,000	1,327,133
5.500%, 01/26/20	2,930,000	3,285,271
5.625%, 09/23/19	3,030,000	3,410,795
5.750%, 10/18/16	2,757,000	2,998,546
5.750%, 01/25/21	2,500,000	2,840,495
Nordea Bank AB 1.625%, 05/15/18 (144A)	1,400,000	1,384,761
4.875%, 01/27/20 (144A)	1,000,000	1,111,312

MIST-94

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Northern Trust Corp. 3.375%, 08/23/21	887,000	$920,933
PNC Funding Corp. 5.125%, 02/08/20	800,000	902,001
6.700%, 06/10/19	1,300,000	1,546,546
Rabobank Nederland 3.375%, 01/19/17	1,230,000	1,289,956
3.875%, 02/08/22	700,000	737,367
3.950%, 11/09/22 (d)	872,000	875,712
Royal Bank of Canada 1.200%, 09/19/17	1,000,000	994,684
2.000%, 10/01/18	2,092,000	2,108,728
2.200%, 07/27/18	705,000	713,318
2.300%, 07/20/16	275,000	282,379
Skandinaviska Enskilda Banken AB 1.750%, 03/19/18 (144A)	402,000	400,264
Stadshypotek AB 1.875%, 10/02/19 (144A)	1,500,000	1,475,012
Standard Chartered Bank 6.400%, 09/26/17 (144A)	1,100,000	1,230,789
Standard Chartered plc 5.200%, 01/26/24 (144A) (d)	1,000,000	1,048,232
State Street Corp. 3.100%, 05/15/23	407,000	394,740
3.700%, 11/20/23	1,608,000	1,662,439
SunTrust Banks, Inc. 2.750%, 05/01/23	2,000,000	1,906,424
3.500%, 01/20/17	310,000	325,139
Toronto-Dominion Bank (The) 1.400%, 04/30/18 (d)	1,450,000	1,426,638
2.500%, 07/14/16	300,000	309,469
U.S. Bancorp 2.200%, 04/25/19	1,540,000	1,541,190
4.125%, 05/24/21	635,000	685,741
UBS AG 5.750%, 04/25/18 (d)	917,000	1,034,015
5.875%, 12/20/17 (d)	900,000	1,013,283
Wachovia Corp. 5.750%, 02/01/18	2,800,000	3,156,210
Wells Fargo & Co. 2.150%, 01/15/19	179,000	179,203
3.000%, 01/22/21	1,900,000	1,918,369
3.300%, 09/09/24 (d)	770,000	755,397
4.100%, 06/03/26 (d)	1,291,000	1,286,462
4.600%, 04/01/21	3,970,000	4,347,745
5.375%, 11/02/43	1,005,000	1,097,688
Wells Fargo Bank N.A. 6.000%, 11/15/17	2,491,000	2,810,394
Westpac Banking Corp. 1.375%, 05/30/18 (144A)	2,000,000	1,973,640

		149,380,106

Beverages—0.2%
Anheuser-Busch InBev Finance, Inc. 1.250%, 01/17/18	310,000	304,393
3.700%, 02/01/24 (d)	1,000,000	1,005,634

Beverages—(Continued)
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22 (d)	950,000	897,695
Beam Suntory, Inc. 3.250%, 05/15/22	760,000	746,985
Coca-Cola Co. (The) 1.150%, 04/01/18	182,000	179,092
Heineken NV 3.400%, 04/01/22 (144A)	1,339,000	1,345,366
PepsiCo, Inc. 0.445%, 02/26/16 (a)	182,000	182,362
SABMiller Holdings, Inc. 3.750%, 01/15/22 (144A)	1,700,000	1,732,776

		6,394,303

Biotechnology—0.2%
Amgen, Inc. 3.625%, 05/22/24	873,000	865,065
4.500%, 03/15/20	100,000	108,850
5.700%, 02/01/19	100,000	113,794
6.375%, 06/01/37	2,116,000	2,568,433
Celgene Corp. 3.250%, 08/15/22	250,000	248,315
3.625%, 05/15/24	455,000	450,148
3.950%, 10/15/20	500,000	529,676
Gilead Sciences, Inc. 3.700%, 04/01/24	600,000	612,863
4.400%, 12/01/21	630,000	687,650

		6,184,794

Building Materials—0.0%
CRH America, Inc. 6.000%, 09/30/16	404,000	441,890

Chemicals—0.4%
CF Industries, Inc. 7.125%, 05/01/20	1,000,000	1,206,379
Dow Chemical Co. (The) 4.250%, 11/15/20 (d)	212,000	225,874
7.375%, 11/01/29	1,000,000	1,317,728
8.850%, 09/15/21	640,000	847,608
Ecolab, Inc. 4.350%, 12/08/21	700,000	758,364
EI du Pont de Nemours & Co. 4.150%, 02/15/43	107,000	99,743
Monsanto Co. 2.750%, 07/15/21	647,000	641,522
3.375%, 07/15/24	500,000	497,387
4.200%, 07/15/34	159,000	160,160
4.700%, 07/15/64	133,000	132,374
Mosaic Co. (The) 3.750%, 11/15/21	1,520,000	1,576,933
4.250%, 11/15/23	460,000	478,768
5.450%, 11/15/33	1,163,000	1,285,528
Potash Corp. of Saskatchewan, Inc. 3.250%, 12/01/17	100,000	105,053

MIST-95

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
PPG Industries, Inc. 7.400%, 08/15/19	1,220,000	$1,468,226
7.700%, 03/15/38	220,000	315,292
Praxair, Inc. 1.250%, 11/07/18	900,000	878,022
Rohm & Haas Co. 6.000%, 09/15/17	68,000	76,057
7.850%, 07/15/29	418,000	574,710

		12,645,728

Commercial Services—0.1%
ADT Corp. (The) 4.125%, 06/15/23 (d)	625,000	556,250
4.875%, 07/15/42	420,000	348,600
ERAC USA Finance LLC 3.850%, 11/15/24 (144A)	925,000	926,677
4.500%, 08/16/21 (144A)	1,740,000	1,884,274
7.000%, 10/15/37 (144A)	500,000	660,390

		4,376,191

Computers—0.4%
Apple, Inc. 0.489%, 05/03/18 (a)	1,100,000	1,101,595
2.400%, 05/03/23 (d)	1,679,000	1,587,616
2.850%, 05/06/21 (d)	1,569,000	1,572,078
EMC Corp. 2.650%, 06/01/20	1,939,000	1,925,049
3.375%, 06/01/23	510,000	500,474
Hewlett-Packard Co. 4.375%, 09/15/21	605,000	645,893
HP Enterprise Services LLC 7.450%, 10/15/29	700,000	866,391
International Business Machines Corp. 1.625%, 05/15/20	3,420,000	3,275,734
3.375%, 08/01/23	650,000	656,282

		12,131,112

Distribution/Wholesale—0.0%
Arrow Electronics, Inc. 3.000%, 03/01/18	49,000	50,222
6.000%, 04/01/20	536,000	607,586
6.875%, 06/01/18	300,000	341,837
7.500%, 01/15/27	300,000	368,573

		1,368,218

Diversified Financial Services—1.5%
American Express Credit Corp. 2.125%, 07/27/18 (d)	231,000	232,250
2.125%, 03/18/19	700,000	697,134
2.250%, 08/15/19	1,000,000	993,004
Ameriprise Financial, Inc. 4.000%, 10/15/23	1,380,000	1,443,072
Blackstone Holdings Finance Co. LLC 6.625%, 08/15/19 (144A)	1,200,000	1,423,646

Diversified Financial Services—(Continued)
Capital One Bank USA N.A. 3.375%, 02/15/23	600,000	587,848
8.800%, 07/15/19	300,000	381,598
CDP Financial, Inc. 4.400%, 11/25/19 (144A)	600,000	659,323
Ford Motor Credit Co. LLC 1.483%, 05/09/16 (a)	840,000	851,529
1.500%, 01/17/17	678,000	676,875
1.684%, 09/08/17	630,000	627,227
2.375%, 03/12/19	1,969,000	1,949,054
3.000%, 06/12/17	400,000	412,830
4.250%, 02/03/17	1,200,000	1,272,418
4.375%, 08/06/23 (d)	900,000	943,149
General Electric Capital Corp. 1.500%, 07/12/16	1,050,000	1,062,751
4.375%, 09/16/20	3,500,000	3,826,168
5.400%, 02/15/17	2,000,000	2,190,282
5.500%, 01/08/20	2,150,000	2,463,855
5.625%, 09/15/17	1,000,000	1,117,705
5.625%, 05/01/18	1,250,000	1,413,174
6.000%, 08/07/19	2,350,000	2,740,749
6.750%, 03/15/32	1,800,000	2,373,187
Intercontinental Exchange, Inc. 2.500%, 10/15/18	931,000	945,269
IntercontinentalExchange Group, Inc. 4.000%, 10/15/23	716,000	746,741
Invesco Finance plc 4.000%, 01/30/24	500,000	521,434
Jefferies Group LLC 5.125%, 01/20/23	300,000	318,869
6.875%, 04/15/21	475,000	553,515
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A)	1,572,000	1,763,841
MassMutual Global Funding II 2.100%, 08/02/18 (144A)	764,000	767,590
5.250%, 07/31/18 (144A)	880,000	975,191
Murray Street Investment Trust I 4.647%, 03/09/17 (e)	1,600,000	1,712,576
Private Export Funding Corp. 2.800%, 05/15/22	1,000,000	1,005,311
3.550%, 01/15/24	7,383,000	7,717,287

		47,366,452

Electric—1.4%
Alabama Power Co. 3.550%, 12/01/23	461,000	473,238
4.150%, 08/15/44	218,000	216,364
Arizona Public Service Co. 3.350%, 06/15/24	696,000	699,560
4.500%, 04/01/42	200,000	207,925
Baltimore Gas & Electric Co. 5.200%, 06/15/33	1,510,000	1,704,710
Berkshire Hathaway Energy Co. 1.100%, 05/15/17	460,000	456,288
3.750%, 11/15/23 (d)	1,736,000	1,780,801

MIST-96

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
CenterPoint Energy Houston Electric LLC 2.250%, 08/01/22	950,000	$902,662
Cleveland Electric Illuminating Co. (The) 7.880%, 11/01/17	1,118,000	1,319,731
CMS Energy Corp. 8.750%, 06/15/19	885,000	1,123,654
Commonwealth Edison Co. 5.950%, 08/15/16	200,000	218,348
Consumers Energy Co. 4.350%, 08/31/64	191,000	189,671
5.650%, 04/15/20	200,000	231,494
DTE Electric Co. 3.900%, 06/01/21	1,000,000	1,072,191
5.700%, 10/01/37	300,000	373,743
DTE Energy Co. 3.500%, 06/01/24	449,000	450,527
3.850%, 12/01/23	225,000	232,765
Duke Energy Carolinas LLC 4.300%, 06/15/20	619,000	678,953
6.000%, 01/15/38	600,000	764,202
Duke Energy Ohio, Inc. 3.800%, 09/01/23	815,000	852,779
Duke Energy Progress, Inc. 4.100%, 03/15/43	200,000	198,529
4.375%, 03/30/44	247,000	255,796
5.300%, 01/15/19	200,000	226,120
5.700%, 04/01/35	360,000	431,089
Electricite de France S.A. 2.150%, 01/22/19 (144A)	704,000	702,039
6.000%, 01/22/14 (144A)	1,100,000	1,247,632
Entergy Arkansas, Inc. 3.050%, 06/01/23	765,000	753,068
Florida Power & Light Co. 3.250%, 06/01/24	370,000	372,809
5.625%, 04/01/34	1,250,000	1,522,377
Hydro-Quebec 8.050%, 07/07/24	1,100,000	1,517,365
9.400%, 02/01/21	845,000	1,145,207
Indiana Michigan Power Co. 3.200%, 03/15/23	330,000	328,597
Kansas City Power & Light Co. 3.150%, 03/15/23	604,000	602,100
5.300%, 10/01/41	315,000	355,532
MidAmerican Energy Co. 3.700%, 09/15/23	1,100,000	1,149,684
Nevada Power Co. 6.650%, 04/01/36	360,000	474,613
7.125%, 03/15/19	200,000	241,155
NextEra Energy Capital Holdings, Inc. 1.339%, 09/01/15	133,000	133,836
3.625%, 06/15/23	410,000	415,104
Niagara Mohawk Power Corp. 3.508%, 10/01/24 (144A)	305,000	306,795
Nisource Finance Corp. 4.800%, 02/15/44	162,000	164,816
6.125%, 03/01/22	1,875,000	2,195,417

Electric—(Continued)
Northern States Power Co. 6.500%, 03/01/28	628,000	794,393
Ohio Power Co. 5.375%, 10/01/21	305,000	353,361
6.600%, 02/15/33	258,000	332,265
Pacific Gas & Electric Co. 3.500%, 10/01/20	782,000	813,703
6.050%, 03/01/34	1,200,000	1,479,136
PacifiCorp 3.600%, 04/01/24	315,000	323,483
5.500%, 01/15/19	500,000	566,686
PPL Electric Utilities Corp. 2.500%, 09/01/22	300,000	292,865
4.125%, 06/15/44	208,000	209,683
PSEG Power LLC 4.300%, 11/15/23	201,000	209,025
5.320%, 09/15/16	568,000	614,312
5.500%, 12/01/15	1,070,000	1,126,420
Public Service Co. of Colorado 2.500%, 03/15/23	800,000	767,574
3.200%, 11/15/20	375,000	389,439
Public Service Co. of New Hampshire 3.500%, 11/01/23	272,000	280,599
Public Service Co. of Oklahoma 5.150%, 12/01/19	1,010,000	1,126,869
Public Service Electric & Gas Co. 3.800%, 01/01/43	700,000	663,435
Sierra Pacific Power Co. 3.375%, 08/15/23	556,000	563,111
South Carolina Electric & Gas Co. 4.500%, 06/01/64	173,000	174,571
Southern Co. (The) 2.150%, 09/01/19	855,000	846,436
State Grid Overseas Investment 2013, Ltd. 1.750%, 05/22/18 (144A)	499,000	488,711
Virginia Electric and Power Co. 2.750%, 03/15/23	400,000	390,889
2.950%, 01/15/22	489,000	493,218
3.450%, 02/15/24	102,000	103,652
6.000%, 05/15/37	685,000	866,883
Wisconsin Electric Power Co. 1.700%, 06/15/18	840,000	835,747
4.250%, 12/15/19	618,000	673,330
Xcel Energy, Inc. 0.750%, 05/09/16	290,000	289,573

		44,758,655

Electronics—0.1%
Koninklijke Philips NV 3.750%, 03/15/22	1,680,000	1,739,917
Thermo Fisher Scientific, Inc. 1.300%, 02/01/17	551,000	549,316
4.150%, 02/01/24	1,030,000	1,066,421

		3,355,654

MIST-97

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Environmental Control—0.1%
Republic Services, Inc. 5.500%, 09/15/19	650,000	$739,755
6.086%, 03/15/35	500,000	589,376
Waste Management, Inc. 7.100%, 08/01/26	400,000	522,206
7.375%, 03/11/19	512,000	617,936

		2,469,273

Food—0.2%
ConAgra Foods, Inc. 1.300%, 01/25/16	104,000	104,422
Kraft Foods Group, Inc. 6.125%, 08/23/18 (d)	700,000	802,995
6.875%, 01/26/39	600,000	766,825
Kroger Co. (The) 4.000%, 02/01/24	229,000	235,006
7.500%, 04/01/31	1,140,000	1,487,350
8.000%, 09/15/29	610,000	808,953
Mondelez International, Inc. 4.000%, 02/01/24	1,800,000	1,844,404
Sysco Corp. 3.000%, 10/02/21	203,000	203,382
Tyson Foods, Inc. 3.950%, 08/15/24	1,456,000	1,458,548

		7,711,885

Gas—0.2%
AGL Capital Corp. 3.500%, 09/15/21	1,000,000	1,029,803
4.400%, 06/01/43	375,000	378,059
6.000%, 10/01/34	1,000,000	1,233,510
Atmos Energy Corp. 4.150%, 01/15/43	460,000	457,763
8.500%, 03/15/19	200,000	250,832
CenterPoint Energy, Inc. 6.500%, 05/01/18	706,000	814,039
Sempra Energy 2.875%, 10/01/22	1,625,000	1,584,887
3.550%, 06/15/24	709,000	714,322
4.050%, 12/01/23	1,054,000	1,106,419

		7,569,634

Healthcare-Products—0.0%
Baxter International, Inc. 1.850%, 06/15/18	431,000	429,206

Healthcare-Services—0.1%
Aetna, Inc. 6.625%, 06/15/36	297,000	384,602
Quest Diagnostics, Inc. 4.750%, 01/30/20	400,000	431,926
UnitedHealth Group, Inc. 2.875%, 03/15/23	250,000	244,063
5.800%, 03/15/36	375,000	459,023

Healthcare-Services—(Continued)
Ventas Realty L.P. 3.750%, 05/01/24	147,000	144,581
WellPoint, Inc. 2.300%, 07/15/18	751,000	752,943
3.500%, 08/15/24	1,035,000	1,009,381
4.650%, 08/15/44	324,000	314,851
5.950%, 12/15/34	272,000	321,775

		4,063,145

Holding Companies-Diversified—0.0%
Hutchison Whampoa International 11, Ltd. 4.625%, 01/13/22 (144A)	1,100,000	1,182,670

Household Products/Wares—0.0%
Kimberly-Clark Corp. 2.400%, 06/01/23	600,000	569,275

Insurance—0.9%
ACE INA Holdings, Inc. 2.700%, 03/13/23	400,000	384,213
3.350%, 05/15/24	435,000	434,006
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	1,000,000	1,327,247
Allstate Corp. (The) 3.150%, 06/15/23	407,000	405,521
American International Group, Inc. 2.300%, 07/16/19	246,000	244,197
4.125%, 02/15/24	622,000	646,101
5.850%, 01/16/18	600,000	674,954
6.400%, 12/15/20	500,000	594,858
8.250%, 08/15/18	600,000	732,873
Aon plc 3.500%, 06/14/24	730,000	714,788
Berkshire Hathaway Finance Corp. 2.900%, 10/15/20 (d)	800,000	813,187
3.000%, 05/15/22 (d)	1,000,000	997,765
4.300%, 05/15/43 (d)	831,000	822,300
Berkshire Hathaway, Inc. 2.100%, 08/14/19	827,000	822,518
CNA Financial Corp. 6.950%, 01/15/18	550,000	630,072
7.350%, 11/15/19	500,000	600,911
Liberty Mutual Group, Inc. 5.000%, 06/01/21 (144A)	700,000	764,578
Liberty Mutual Insurance Co. 7.875%, 10/15/26 (144A)	500,000	617,106
8.500%, 05/15/25 (144A)	300,000	374,714
Lincoln National Corp. 6.250%, 02/15/20	800,000	933,558
8.750%, 07/01/19	350,000	445,849
Marsh & McLennan Cos., Inc. 3.500%, 03/10/25	621,000	610,698
Massachusetts Mutual Life Insurance Co. 5.625%, 05/15/33 (144A)	720,000	846,007
Nationwide Mutual Insurance Co. 8.250%, 12/01/31 (144A)	1,000,000	1,363,714

MIST-98

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
New York Life Global Funding 0.800%, 02/12/16 (144A)	600,000	$601,255
1.125%, 03/01/17 (144A)	317,000	317,009
1.650%, 05/15/17 (144A)	956,000	964,483
2.150%, 06/18/19 (144A)	746,000	744,400
Pacific Life Insurance Co. 9.250%, 06/15/39 (144A)	650,000	1,006,936
Pricoa Global Funding I 1.600%, 05/29/18 (144A)	1,678,000	1,655,777
Principal Financial Group, Inc. 8.875%, 05/15/19	690,000	875,992
Principal Life Global Funding II 2.250%, 10/15/18 (144A)	2,151,000	2,159,114
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	2,150,000	2,919,676
XLIT, Ltd. 6.375%, 11/15/24	921,000	1,096,590

		29,142,967

Internet—0.1%
eBay, Inc. 2.600%, 07/15/22	540,000	509,320
2.875%, 08/01/21	900,000	880,974
3.250%, 10/15/20	400,000	409,494
4.000%, 07/15/42	700,000	612,177

		2,411,965

Iron/Steel—0.0%
Nucor Corp. 4.000%, 08/01/23	1,049,000	1,074,441

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp. 1.300%, 03/01/18	500,000	493,359
2.750%, 08/20/21	360,000	357,268
3.750%, 11/24/23	769,000	799,930
7.150%, 02/15/19	1,000,000	1,202,536

		2,853,093

Machinery-Diversified—0.1%
Deere & Co. 8.100%, 05/15/30	600,000	880,579
John Deere Capital Corp. 1.050%, 10/11/16	663,000	664,520
1.125%, 06/12/17	700,000	696,329
1.300%, 03/12/18	400,000	393,061

		2,634,489

Media—1.0%
21st Century Fox America, Inc. 3.000%, 09/15/22	700,000	680,021
6.550%, 03/15/33	370,000	457,787
6.900%, 03/01/19	900,000	1,066,901

Media—(Continued)
British Sky Broadcasting Group plc 3.750%, 09/16/24 (144A) (d)	431,000	430,008
CBS Corp. 3.700%, 08/15/24	359,000	354,523
4.300%, 02/15/21	515,000	548,977
4.900%, 08/15/44	135,000	133,445
5.500%, 05/15/33	255,000	278,973
5.900%, 10/15/40	125,000	143,189
Comcast Corp. 3.125%, 07/15/22	1,600,000	1,609,562
4.200%, 08/15/34	556,000	551,225
4.250%, 01/15/33 (d)	1,880,000	1,902,821
5.700%, 07/01/19	1,000,000	1,155,361
COX Communications, Inc. 2.950%, 06/30/23 (144A)	690,000	645,826
3.250%, 12/15/22 (144A)	1,010,000	981,012
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.800%, 03/15/22	982,000	998,075
5.000%, 03/01/21	1,400,000	1,550,304
6.350%, 03/15/40	530,000	617,603
6.375%, 03/01/41	300,000	349,621
Discovery Communications LLC 3.300%, 05/15/22	625,000	620,499
4.375%, 06/15/21	1,240,000	1,331,229
Historic TW, Inc. 6.625%, 05/15/29	300,000	372,574
NBCUniversal Media LLC 4.375%, 04/01/21	1,000,000	1,089,350
TCI Communications, Inc. 7.125%, 02/15/28	801,000	1,052,501
Thomson Reuters Corp. 3.950%, 09/30/21	2,252,000	2,344,472
5.850%, 04/15/40	100,000	112,116
Time Warner Cable, Inc. 8.250%, 04/01/19	1,300,000	1,619,115
Time Warner, Inc. 3.550%, 06/01/24	3,050,000	3,006,232
4.000%, 01/15/22	1,570,000	1,633,574
4.050%, 12/15/23	450,000	461,185
4.750%, 03/29/21	300,000	326,909
7.625%, 04/15/31	826,000	1,114,911
Viacom, Inc. 3.250%, 03/15/23	222,000	217,048
3.875%, 12/15/21	380,000	393,695
4.250%, 09/01/23	420,000	432,658
6.875%, 04/30/36	348,000	435,967
Walt Disney Co. (The) 1.850%, 05/30/19	750,000	740,990

		31,760,259

Mining—0.3%
BHP Billiton Finance USA, Ltd. 2.050%, 09/30/18	437,000	438,976
2.875%, 02/24/22	200,000	199,168

MIST-99

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
BHP Billiton Finance USA, Ltd. 3.850%, 09/30/23	1,000,000	$1,039,503
5.000%, 09/30/43	414,000	454,168
Freeport-McMoRan, Inc. 3.550%, 03/01/22	650,000	635,144
3.875%, 03/15/23	1,043,000	1,028,725
5.450%, 03/15/43 (d)	62,000	63,217
Placer Dome, Inc. 6.450%, 10/15/35	700,000	781,878
Rio Tinto Finance USA plc 3.500%, 03/22/22	1,800,000	1,826,296
Teck Resources, Ltd. 4.500%, 01/15/21	680,000	706,821
4.750%, 01/15/22	1,023,000	1,051,605

		8,225,501

Miscellaneous Manufacturing—0.1%
Eaton Corp. 6.950%, 03/20/19	282,000	329,270
General Electric Co. 3.375%, 03/11/24	393,000	397,031
Illinois Tool Works, Inc. 1.950%, 03/01/19	252,000	250,446
Ingersoll-Rand Global Holding Co., Ltd. 2.875%, 01/15/19	400,000	408,558
Siemens Financieringsmaatschappij NV 5.750%, 10/17/16 (144A)	820,000	898,564
6.125%, 08/17/26 (144A)	800,000	992,848
Tyco International Finance S.A. 8.500%, 01/15/19	734,000	892,513
Tyco International, Ltd. / Tyco International Finance S.A. 7.000%, 12/15/19	160,000	190,422

		4,359,652

Multi-National—0.1%
African Development Bank 8.800%, 09/01/19	1,275,000	1,608,444

Office/Business Equipment—0.0%
Xerox Corp. 6.750%, 02/01/17	800,000	895,326

Oil & Gas—1.4%
Anadarko Finance Co. 7.500%, 05/01/31	805,000	1,090,232
Anadarko Holding Co. 7.150%, 05/15/28	949,000	1,213,260
Anadarko Petroleum Corp. 8.700%, 03/15/19	1,600,000	2,012,368
Apache Corp. 3.625%, 02/01/21	870,000	905,802
5.100%, 09/01/40	150,000	158,832
BP Capital Markets plc 1.375%, 11/06/17	500,000	496,561

Oil & Gas—(Continued)
BP Capital Markets plc 1.375%, 05/10/18	518,000	508,709
2.241%, 09/26/18	1,020,000	1,023,215
3.245%, 05/06/22	800,000	793,982
3.814%, 02/10/24 (d)	650,000	657,959
4.500%, 10/01/20	675,000	737,222
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	200,000	244,277
Cenovus Energy, Inc. 3.000%, 08/15/22	310,000	302,800
6.750%, 11/15/39	600,000	763,009
Chevron Corp. 2.355%, 12/05/22	690,000	657,084
3.191%, 06/24/23	425,000	427,930
CNOOC Finance 2013, Ltd. 1.125%, 05/09/16	400,000	400,314
3.000%, 05/09/23	848,000	787,978
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	934,418
Devon Energy Corp. 4.000%, 07/15/21	300,000	316,805
Devon Financing Corp. LLC 7.875%, 09/30/31	886,000	1,237,987
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43	779,000	722,092
Ecopetrol S.A. 4.125%, 01/16/25 (d)	433,000	418,928
Ensco plc 4.700%, 03/15/21	450,000	472,500
EOG Resources, Inc. 4.100%, 02/01/21	880,000	950,250
Marathon Oil Corp. 6.600%, 10/01/37	200,000	251,946
Marathon Petroleum Corp. 3.625%, 09/15/24	371,000	363,157
Nabors Industries, Inc. 4.625%, 09/15/21	1,670,000	1,794,822
5.000%, 09/15/20	605,000	662,499
Noble Holding International, Ltd. 5.250%, 03/15/42 (d)	600,000	546,961
Occidental Petroleum Corp. 4.100%, 02/01/21	1,120,000	1,208,394
Petro-Canada 5.950%, 05/15/35	210,000	250,172
9.250%, 10/15/21	243,000	330,206
Petrobras Global Finance B.V. 3.250%, 03/17/17	1,000,000	1,011,970
4.375%, 05/20/23	873,000	818,027
6.250%, 03/17/24	1,532,000	1,604,969
Petrobras International Finance Co. 5.375%, 01/27/21	1,000,000	1,010,820
6.750%, 01/27/41 (d)	150,000	154,050
7.875%, 03/15/19	500,000	573,290
Petroleos Mexicanos 4.875%, 01/18/24 (144A)	317,000	332,533
6.375%, 01/23/45 (144A) (d)	918,000	1,038,074

MIST-100

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Shell International Finance B.V. 3.400%, 08/12/23	420,000	$426,820
4.300%, 09/22/19	800,000	878,358
6.375%, 12/15/38	600,000	786,710
Sinopec Group Overseas Development 2013, Ltd. 4.375%, 10/17/23 (144A)	1,246,000	1,283,250
Statoil ASA 1.150%, 05/15/18	389,000	380,881
2.650%, 01/15/24	393,000	376,121
2.900%, 11/08/20	196,000	199,872
6.700%, 01/15/18	180,000	208,565
7.250%, 09/23/27	1,040,000	1,414,052
Suncor Energy, Inc. 5.950%, 12/01/34	268,000	320,156
6.100%, 06/01/18	1,070,000	1,222,961
Talisman Energy, Inc. 7.750%, 06/01/19	800,000	970,394
Tosco Corp. 7.800%, 01/01/27	700,000	963,070
Total Capital Canada, Ltd. 0.614%, 01/15/16 (a)	154,000	154,674
Total Capital International S.A. 2.750%, 06/19/21	1,800,000	1,791,004
2.875%, 02/17/22	815,000	811,079
3.700%, 01/15/24	654,000	670,648
Transocean, Inc. 2.500%, 10/15/17	700,000	699,919
6.375%, 12/15/21	500,000	531,845
6.500%, 11/15/20	480,000	510,034

		44,786,817

Oil & Gas Services—0.2%
Cameron International Corp. 4.000%, 12/15/23	203,000	210,775
Halliburton Co. 6.750%, 02/01/27	650,000	811,192
7.450%, 09/15/39	200,000	283,148
8.750%, 02/15/21	350,000	448,324
Schlumberger Investment S.A. 3.300%, 09/14/21 (144A)	650,000	672,392
3.650%, 12/01/23	614,000	635,386
Schlumberger Oilfield UK plc 4.200%, 01/15/21 (144A)	600,000	652,476
Weatherford International, Ltd. 9.625%, 03/01/19	1,298,000	1,666,392

		5,380,085

Pharmaceuticals—0.2%
Actavis Funding SCS 3.850%, 06/15/24 (144A)	564,000	546,726
Actavis, Inc. 3.250%, 10/01/22	172,000	165,901
Express Scripts Holding Co. 3.500%, 06/15/24	300,000	293,748

Pharmaceuticals—(Continued)
Express Scripts Holding Co. 3.900%, 02/15/22	500,000	517,879
4.750%, 11/15/21	400,000	436,831
Forest Laboratories, Inc. 5.000%, 12/15/21 (144A)	940,000	1,004,752
Medco Health Solutions, Inc. 4.125%, 09/15/20	800,000	852,684
Merck & Co., Inc. 2.800%, 05/18/23	625,000	607,758
Novartis Capital Corp. 3.400%, 05/06/24	863,000	876,585
Pfizer, Inc. 3.000%, 06/15/23 (d)	1,100,000	1,090,992
Sanofi 1.250%, 04/10/18	157,000	154,744
Zoetis, Inc. 1.875%, 02/01/18	93,000	92,340
4.700%, 02/01/43	26,000	26,143

		6,667,083

Pipelines—0.4%
ANR Pipeline Co. 7.375%, 02/15/24	226,000	282,118
CenterPoint Energy Resources Corp. 4.500%, 01/15/21	429,000	469,112
Enterprise Products Operating LLC 3.900%, 02/15/24	662,000	671,766
5.100%, 02/15/45	379,000	399,772
Magellan Midstream Partners L.P. 4.250%, 02/01/21	492,000	532,266
5.150%, 10/15/43	401,000	433,552
6.400%, 07/15/18	1,420,000	1,646,906
Plains All American Pipeline L.P. / PAA Finance Corp. 2.850%, 01/31/23	975,000	930,377
3.600%, 11/01/24	900,000	883,287
Spectra Energy Capital LLC 3.300%, 03/15/23	308,000	293,564
5.650%, 03/01/20	2,200,000	2,457,783
6.750%, 07/15/18	218,000	247,713
8.000%, 10/01/19	1,000,000	1,237,146
Sunoco Logistics Partners Operations L.P. 4.950%, 01/15/43	394,000	383,780
TransCanada PipeLines, Ltd. 0.750%, 01/15/16	350,000	349,809
2.500%, 08/01/22	350,000	331,796
3.750%, 10/16/23	910,000	924,109
7.125%, 01/15/19	490,000	588,601
7.250%, 08/15/38	200,000	270,769

		13,334,226

Real Estate Investment Trusts—0.4%
American Tower Corp. 3.500%, 01/31/23	790,000	751,038

MIST-101

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Boston Properties L.P. 3.700%, 11/15/18	800,000	$846,668
5.875%, 10/15/19	500,000	576,011
Duke Realty L.P. 3.875%, 02/15/21	1,128,000	1,162,067
6.750%, 03/15/20	584,000	689,227
8.250%, 08/15/19	170,000	210,664
Equity CommonWealth 5.875%, 09/15/20	100,000	107,829
6.250%, 06/15/17	840,000	915,030
ERP Operating L.P. 2.375%, 07/01/19	538,000	534,570
4.625%, 12/15/21	250,000	272,728
4.750%, 07/15/20	578,000	638,502
HCP, Inc. 2.625%, 02/01/20	1,100,000	1,083,918
4.250%, 11/15/23	346,000	356,634
5.375%, 02/01/21	1,240,000	1,383,699
Health Care REIT, Inc. 4.500%, 01/15/24	1,024,000	1,053,542
5.250%, 01/15/22	600,000	663,798
ProLogis L.P. 4.250%, 08/15/23	114,000	117,673
6.875%, 03/15/20	325,000	384,055
Simon Property Group L.P. 2.750%, 02/01/23	200,000	191,509
5.650%, 02/01/20	1,185,000	1,363,779
Ventas Realty L.P. / Ventas Capital Corp. 4.750%, 06/01/21	500,000	544,364

		13,847,305

Retail—0.3%
Advance Auto Parts, Inc. 4.500%, 01/15/22	1,001,000	1,051,906
Bed Bath & Beyond, Inc. 4.915%, 08/01/34	689,000	685,550
CVS Health Corp. 4.000%, 12/05/23	929,000	967,383
5.300%, 12/05/43 (d)	303,000	339,482
CVS Pass-Through Trust 6.204%, 10/10/25 (144A)	847,453	962,547
Home Depot, Inc. (The) 3.750%, 02/15/24	586,000	610,472
4.400%, 04/01/21	700,000	778,705
4.400%, 03/15/45 (d)	143,000	144,568
Lowe’s Cos., Inc. 3.120%, 04/15/22	900,000	911,288
3.125%, 09/15/24 (d)	276,000	269,341
Macy’s Retail Holdings, Inc. 3.625%, 06/01/24	700,000	692,498
4.375%, 09/01/23	154,000	162,488
6.375%, 03/15/37	300,000	372,393
Target Corp. 3.500%, 07/01/24	484,000	484,465

Retail—(Continued)
Wal-Mart Stores, Inc. 1.125%, 04/11/18	541,000	533,659
3.300%, 04/22/24	575,000	581,554

		9,548,299

Software—0.3%
Intuit, Inc. 5.750%, 03/15/17	267,000	294,600
Microsoft Corp. 2.375%, 05/01/23 (d)	540,000	516,900
3.000%, 10/01/20	750,000	778,109
3.625%, 12/15/23	711,000	742,931
Oracle Corp. 2.375%, 01/15/19 (d)	455,000	460,997
2.500%, 10/15/22	3,410,000	3,258,947
2.800%, 07/08/21	750,000	744,405
4.300%, 07/08/34	857,000	863,207
5.750%, 04/15/18	400,000	453,588
6.500%, 04/15/38	300,000	385,809

		8,499,493

Telecommunications—1.0%
America Movil S.A.B. de C.V. 1.235%, 09/12/16 (a) (d)	1,700,000	1,719,004
3.125%, 07/16/22	600,000	582,648
5.000%, 03/30/20	1,000,000	1,094,310
AT&T, Inc. 3.000%, 02/15/22	2,000,000	1,980,656
4.450%, 05/15/21	700,000	757,958
6.300%, 01/15/38	200,000	236,617
6.450%, 06/15/34	500,000	606,180
British Telecommunications plc 1.625%, 06/28/16	308,000	310,854
2.350%, 02/14/19	228,000	228,451
Cisco Systems, Inc. 2.900%, 03/04/21	886,000	894,441
3.625%, 03/04/24	700,000	716,122
5.900%, 02/15/39	900,000	1,084,640
Crown Castle Towers LLC 6.113%, 01/15/20 (144A)	1,000,000	1,156,775
Deutsche Telekom International Finance B.V. 2.250%, 03/06/17 (144A)	400,000	407,176
8.750%, 06/15/30	500,000	726,989
Embarq Corp. 7.082%, 06/01/16	747,000	813,547
Orange S.A. 9.000%, 03/01/31	400,000	589,324
Qwest Corp. 6.875%, 09/15/33	690,000	688,577
Rogers Communications, Inc. 4.100%, 10/01/23	736,000	763,041
5.450%, 10/01/43	482,000	525,641
8.750%, 05/01/32	940,000	1,355,201
Telefonica Emisiones S.A.U. 3.192%, 04/27/18	210,000	216,587

MIST-102

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Telefonica Emisiones S.A.U. 5.134%, 04/27/20	334,000	$367,120
5.877%, 07/15/19	217,000	248,096
6.421%, 06/20/16	500,000	543,402
Verizon Communications, Inc. 1.350%, 06/09/17	889,000	884,483
2.625%, 02/21/20 (144A)	263,000	259,701
3.450%, 03/15/21	677,000	687,104
4.500%, 09/15/20	1,068,000	1,155,420
4.600%, 04/01/21	1,500,000	1,633,020
4.862%, 08/21/46 (144A)	1,719,000	1,723,867
5.050%, 03/15/34 (d)	1,124,000	1,190,889
6.400%, 09/15/33	591,000	719,967
Verizon New England, Inc. 7.875%, 11/15/29	1,000,000	1,271,772
Verizon Pennsylvania LLC 6.000%, 12/01/28	260,000	282,617
8.750%, 08/15/31	1,300,000	1,809,597
Vodafone Group plc 1.500%, 02/19/18 (d)	300,000	295,640
6.150%, 02/27/37	500,000	574,040

		31,101,474

Transportation—0.3%
Burlington Northern Santa Fe LLC 3.000%, 03/15/23	240,000	234,071
3.050%, 09/01/22	300,000	295,884
3.850%, 09/01/23	700,000	723,053
7.950%, 08/15/30	1,185,000	1,652,622
Burlington Northern, Inc. 8.750%, 02/25/22	812,000	1,077,728
Canadian Pacific Railway Co. 6.500%, 05/15/18	680,000	782,945
7.125%, 10/15/31	872,000	1,189,919
CSX Corp. 6.000%, 10/01/36	300,000	366,282
7.900%, 05/01/17	1,000,000	1,156,283
Norfolk Southern Corp. 3.850%, 01/15/24 (d)	1,079,000	1,115,822
Ryder System, Inc. 2.450%, 09/03/19	555,000	551,889
3.500%, 06/01/17	485,000	509,144
Union Pacific Corp. 3.750%, 03/15/24 (d)	650,000	676,842

		10,332,484

Trucking & Leasing—0.0%
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.500%, 06/15/19 (144A)	175,000	174,013
2.875%, 07/17/18 (144A)	80,000	81,859
4.250%, 01/17/23 (144A)	718,000	738,295

		994,167

Water—0.1%
American Water Capital Corp. 3.400%, 03/01/25	319,000	317,662
3.850%, 03/01/24	1,130,000	1,174,463

		1,492,125

Total Corporate Bonds & Notes (Cost $570,107,430)		563,874,157

Asset-Backed Securities—8.1%

Asset-Backed - Automobile—3.1%
Ally Auto Receivables Trust 0.630%, 05/15/17	1,318,182	1,319,306
0.720%, 05/20/16	2,163,025	2,164,604
0.790%, 01/15/18	1,435,000	1,433,463
1.240%, 11/15/18	405,000	404,679
American Credit Acceptance Receivables Trust 0.990%, 10/10/17 (144A)	3,781,610	3,781,988
1.140%, 03/12/18 (144A)	255,134	255,414
1.320%, 02/15/17 (144A)	556,241	557,100
1.450%, 04/16/18 (144A)	855,468	858,619
2.260%, 03/10/20 (144A)	1,182,000	1,181,730
AmeriCredit Automobile Receivables Trust 0.490%, 06/08/16	28,330	28,331
0.610%, 10/10/17	185,000	185,153
0.740%, 11/08/16	2,845,251	2,847,407
0.900%, 09/10/18	393,220	393,336
BMW Vehicle Lease Trust 0.540%, 09/21/15	311,674	311,827
BMW Vehicle Owner Trust 0.670%, 11/27/17	678,000	678,191
Capital Auto Receivables Asset Trust 0.584%, 11/20/15 (a)	2,033,278	2,033,621
0.620%, 07/20/16	634,777	634,988
Carfinance Capital Auto Trust 1.440%, 11/16/20 (144A)	3,907,356	3,906,614
1.460%, 12/17/18 (144A)	1,011,202	1,012,984
1.650%, 07/17/17 (144A)	469,891	470,979
1.750%, 11/15/17 (144A)	368,667	369,964
2.720%, 04/15/20 (144A)	375,000	377,287
2.750%, 11/15/18 (144A)	667,000	676,727
CarMax Auto Owner Trust 0.600%, 10/16/17	453,000	453,190
0.800%, 07/16/18	615,000	613,815
0.980%, 01/15/19	5,472,000	5,460,553
1.280%, 05/15/19	275,000	273,391
Carnow Auto Receivables Trust 0.960%, 01/17/17 (144A)	1,825,000	1,824,465
1.160%, 10/16/17 (144A)	442,351	442,487
1.890%, 11/15/18 (144A)	1,000,000	993,640
1.970%, 11/15/17 (144A)	668,000	667,580
CPS Auto Receivables Trust 1.110%, 11/15/18 (144A)	4,798,716	4,789,455
1.210%, 08/15/18 (144A)	778,790	778,637
1.310%, 02/15/19 (144A)	3,924,000	3,912,483

MIST-103

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
CPS Auto Receivables Trust 1.310%, 06/15/20 (144A)	971,911	$970,377
1.540%, 07/16/18 (144A)	2,273,244	2,281,482
1.640%, 04/16/18 (144A)	1,778,907	1,787,167
1.820%, 09/15/20 (144A)	1,432,601	1,435,279
3.770%, 08/17/20 (144A)	558,000	556,098
DT Auto Owner Trust 1.780%, 06/15/17 (144A)	1,625,000	1,633,755
Exeter Automobile Receivables Trust 1.060%, 08/15/18 (144A)	1,648,359	1,648,734
1.290%, 10/16/17 (144A)	738,434	739,616
1.290%, 05/15/18 (144A)	1,229,544	1,231,584
1.490%, 11/15/17 (144A)	984,830	988,112
3.260%, 12/16/19 (144A)	335,000	334,796
Fifth Third Auto Trust 0.450%, 01/15/16	405,436	405,404
0.880%, 10/16/17	1,745,000	1,751,819
First Investors Auto Owner Trust 0.900%, 10/15/18 (144A)	207,170	207,538
Flagship Credit Auto Trust 1.210%, 04/15/19 (144A)	1,283,955	1,282,472
1.320%, 04/16/18 (144A)	1,710,897	1,713,333
1.940%, 01/15/19 (144A)	1,620,278	1,624,418
2.550%, 02/18/20 (144A)	245,000	244,152
Ford Credit Auto Lease Trust 0.500%, 10/15/16	397,000	397,242
0.760%, 09/15/16	1,007,000	1,007,823
0.890%, 09/15/17	1,391,000	1,390,238
0.960%, 10/15/16	500,000	500,667
1.100%, 11/15/17	484,000	483,521
Ford Credit Auto Owner Trust 0.900%, 10/15/18	890,000	890,493
Harley Davidson Motorcycle Trust 0.650%, 07/16/18	1,427,000	1,428,838
Honda Auto Receivables Owner Trust 0.370%, 10/16/15	717,299	717,339
0.530%, 02/16/17	1,404,000	1,404,712
0.690%, 09/18/17	1,527,000	1,527,843
0.770%, 03/19/18	2,171,000	2,166,997
1.040%, 02/18/20	700,000	698,799
Hyundai Auto Receivables Trust 0.400%, 12/15/15	21,727	21,728
0.560%, 07/17/17	423,000	423,393
0.750%, 09/17/18	600,000	598,208
0.900%, 12/17/18	5,612,000	5,612,140
Mercedes-Benz Auto Lease Trust 0.490%, 06/15/15	330,246	330,260
Nissan Auto Lease Trust 0.750%, 06/15/16	508,784	508,641
0.800%, 02/15/17	582,000	581,665
Nissan Auto Receivables Owner Trust 0.420%, 11/15/16	833,330	833,256
Santander Drive Auto Receivables Trust 0.550%, 09/15/16	420,730	420,793
3.010%, 04/16/18	2,000,000	2,040,636

Asset-Backed - Automobile—(Continued)
SNAAC Auto Receivables Trust 1.030%, 09/17/18 (144A)	708,640	708,500
1.140%, 07/16/18 (144A)	271,881	272,198
Tidewater Auto Receivables Trust 1.400%, 07/15/18 (144A)	2,047,000	2,043,258
1.850%, 12/15/18 (144A)	2,406,000	2,391,246
Toyota Auto Receivables Owner Trust 0.550%, 01/17/17	732,000	732,791
USAA Auto Owner Trust 0.380%, 10/17/16	577,000	577,059
World Omni Auto Receivables Trust 0.830%, 08/15/18	873,000	874,045
1.320%, 01/15/20	476,000	474,011

		98,988,484

Asset-Backed - Credit Card—0.0%
Discover Card Execution Note Trust 1.040%, 04/15/19	1,080,000	1,079,452

Asset-Backed - Home Equity—0.0%
Asset Backed Securities Corp. Home Equity Loan Trust 0.905%, 02/25/35 (a)	530,000	517,220

Asset-Backed - Other—4.9%
American Homes 4 Rent 4.290%, 10/17/36 (144A)	300,000	297,757
Axis Equipment Finance Receivables II LLC 1.750%, 03/20/17 (144A)	1,171,193	1,171,126
Carlyle Global Market Strategies Commodities Funding, Ltd. 2.176%, 10/15/21 (144A) (a) (f)	2,686,667	2,686,130
Conix Mortgage Asset Trust 4.704%, 12/25/47 (144A) (a) (f)	1,078,519	1,114,919
Ford Credit Floorplan Master Owner Trust 0.534%, 01/15/18 (a)	725,000	725,748
Fortress Opportunities Residential Transaction Trust 3.960%, 10/25/33 (144A) (a) (f)	591,064	595,011
4.210%, 10/25/18 (144A) (a) (f)	395,242	395,538
GCAT Trust 3.228%, 07/25/19 (144A) (a)	2,837,528	2,839,758
GLC Trust 3.000%, 07/15/21 (144A)	4,166,805	4,160,555
GMAT Trust 3.721%, 02/25/44 (144A) (a)	932,789	935,303
3.967%, 11/25/43 (144A) (a)	1,511,073	1,519,535
HLSS Servicer Advance Receivables Backed Notes 1.147%, 05/16/44 (144A)	2,995,000	2,996,497
1.843%, 05/16/44 (144A)	2,000,000	2,002,200
1.981%, 11/15/46 (144A)	1,783,000	1,786,388
HLSS Servicer Advance Receivables Trust 1.244%, 01/17/45 (144A)	897,000	897,538
1.495%, 01/16/46 (144A)	748,000	748,598

MIST-104

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
HLSS Servicer Advance Receivables Trust 1.744%, 01/16/46 (144A)	174,000	$173,600
2.217%, 01/15/47 (144A)	1,385,000	1,392,756
John Deere Owner Trust 0.410%, 09/15/15	303,597	303,612
0.600%, 03/15/17	2,000,000	2,003,398
Kondaur Mortgage Asset Trust LLC 4.458%, 08/25/52 (144A) (a)	306,794	307,637
LV Tower 52 Issuer LLC 5.500%, 06/15/18 (144A) (f)	1,858,937	1,853,327
7.500%, 06/15/18 (144A) (f)	855,396	855,396
Nationstar Agency Advance Funding Trust 0.997%, 02/15/45 (144A)	1,253,000	1,251,822
1.892%, 02/18/48 (144A)	115,000	111,893
Navitas Equipment Receivables LLC 1.950%, 11/15/16 (144A)	581,900	581,887
New Residential Advance Receivables Trust Advance Receivables Backed 1.274%, 03/15/45 (144A)	1,611,500	1,613,273
Normandy Mortgage Loan Co. LLC 4.949%, 09/16/43 (144A) (a)	5,617,332	5,608,906
NYMT Residential LLC 4.850%, 09/25/18 (144A) (a) (f)	2,429,000	2,429,000
OnDeck Asset Securitization Trust 3.150%, 05/17/18 (144A)	2,602,000	2,611,115
OneMain Financial Issuance Trust 2.430%, 06/18/24 (144A)	2,744,000	2,743,945
2.470%, 09/18/24 (144A)	5,049,000	5,050,580
3.020%, 09/18/24 (144A)	1,864,000	1,863,998
3.240%, 06/18/24 (144A)	321,000	321,539
PFS Tax Lien Trust 1.440%, 05/15/29 (144A)	853,892	854,585
Progreso Receivables Funding I LLC 4.000%, 07/09/18 (144A)	2,650,000	2,674,380
Progreso Receivables Funding II LLC 3.500%, 07/08/19 (144A)	3,500,000	3,496,850
RBSHD Trust 4.685%, 10/25/47 (144A) (a) (f)	2,659,801	2,669,701
Real Estate Asset Trust 3.230%, 05/25/52 (144A) (a) (f)	1,437,028	1,442,777
Selene Non-Performing Loans LLC 2.981%, 05/25/54 (144A) (a)	1,424,866	1,416,885
SpringCastle America Funding LLC 2.700%, 05/25/23 (144A)	10,000,000	9,999,000
3.750%, 04/03/21 (144A)	4,149,136	4,181,892
4.000%, 12/03/24 (144A)	6,345,313	6,336,053
4.610%, 10/25/27 (144A)	1,750,000	1,749,475
Springleaf Funding Trust 2.410%, 12/15/22 (144A)	5,066,000	5,056,253
2.580%, 09/15/21 (144A)	5,650,000	5,689,883
3.450%, 12/15/22 (144A)	496,000	494,961
3.920%, 01/16/23 (144A)	2,500,000	2,560,175
4.820%, 01/16/23 (144A)	2,000,000	2,024,400
Stanwich Mortgage Loan Co. LLC 3.228%, 04/16/59 (144A)	2,184,393	2,184,393

Asset-Backed - Other—(Continued)
Stanwich Mortgage Loan Trust 2.981%, 02/16/43 (144A)	301,138	300,608
Truman Capital Mortgage Loan Trust 3.125%, 04/25/53 (144A) (a)	3,737,000	3,722,052
3.125%, 06/25/54 (144A) (a)	3,737,000	3,718,162
3.228%, 07/25/53 (144A) (a)	3,859,698	3,854,789
4.000%, 06/25/54 (144A)	877,000	853,317
U.S. Residential Opportunity Fund Trust 3.466%, 03/25/34 (144A) (a)	902,059	903,134
Vericrest Opportunity Loan Transferee 3.125%, 09/25/43 (144A) (a)	5,069,000	5,062,937
3.125%, 04/27/54 (144A) (a)	8,952,005	8,951,808
3.228%, 09/25/58 (144A) (a)	4,253,293	4,246,914
3.250%, 11/25/53 (144A) (a)	3,917,308	3,924,093
3.250%, 05/26/54 (144A) (a)	2,147,568	2,160,968
3.625%, 10/27/53 (144A) (a)	1,642,289	1,644,715
3.625%, 11/25/53 (144A) (a)	3,113,740	3,121,694
3.625%, 03/25/54 (144A) (a)	1,690,470	1,696,891
3.625%, 04/25/55 (144A) (a)	943,534	944,415
3.960%, 11/25/53 (144A) (a)	403,746	405,571
4.250%, 09/25/43 (144A) (a)	1,406,000	1,379,637
4.250%, 04/25/53 (144A) (a)	1,158,061	1,165,236
Westgate Resorts LLC 2.250%, 08/20/25 (144A)	1,194,826	1,197,067

		158,035,956

Asset-Backed - Student Loan—0.1%
Academic Loan Funding Trust 0.956%, 12/26/44 (144A) (a)	1,879,164	1,885,882

Total Asset-Backed Securities (Cost $260,156,395)		260,506,994

Mortgage-Backed Securities—6.6%

Collateralized Mortgage Obligations—2.8%
AJAX Mortgage Loan Trust 3.500%, 02/25/51 (144A) (a) (f)	409,213	405,235
3.750%, 03/25/52 (144A) (a) (e)	2,353,621	2,356,615
4.000%, 10/25/57 (144A)	1,500,000	1,496,917
4.500%, 03/25/35 (144A) (a) (f)	1,408,021	1,412,949
American Tower Trust I 1.551%, 03/15/43 (144A)	695,000	683,631
Banc of America Funding Trust 2.565%, 05/20/34 (a)	2,270,614	2,312,902
Bear Stearns ALT-A Trust 0.795%, 07/25/34 (a)	3,761,893	3,605,489
CAM Mortgage Trust 2.600%, 05/15/48 (144A) (a)	1,707,836	1,707,758
3.352%, 12/15/53 (144A) (a)	70,419	70,446
Countrywide Alternative Loan Trust 0.835%, 08/25/34 (a)	2,043,761	2,026,032
FDIC Trust 4.500%, 10/25/18 (144A)	316,715	319,503

MIST-105

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Global Mortgage Securitization, Ltd. 0.475%, 11/25/32 (144A) (a)	1,920,978	$1,857,678
GS Mortgage Securities Trust 5.474%, 08/10/44 (144A) (a)	500,000	520,183
HarborView Mortgage Loan Trust 2.587%, 05/19/34 (a)	2,160,493	2,159,408
Homeowner Assistance Program Reverse Mortgage Loan Trust 4.000%, 05/26/53 (144A) (f)	3,782,537	3,703,482
JPMorgan Mortgage Trust 2.503%, 08/25/34 (a)	473,596	473,047
MASTR Asset Securitization Trust 5.500%, 12/25/33	1,504,182	1,595,869
Merrill Lynch Mortgage Investors Trust 0.615%, 04/25/29 (a)	1,209,894	1,167,294
0.655%, 05/25/29 (a)	2,409,369	2,393,946
0.775%, 10/25/28 (a)	1,406,255	1,395,982
0.795%, 10/25/28 (a)	2,294,569	2,291,380
1.002%, 01/25/29 (a)	1,583,866	1,586,674
Sequoia Mortgage Trust 0.454%, 12/20/34 (a)	3,122,223	2,994,883
0.494%, 10/20/34 (a)	3,188,489	3,058,290
0.794%, 01/20/34 (a)	1,506,466	1,453,491
0.814%, 07/20/33 (a)	1,886,314	1,862,150
0.914%, 04/20/33 (a)	1,756,551	1,763,614
Springleaf Mortgage Loan Trust 1.270%, 06/25/58 (144A) (a)	2,299,370	2,291,506
1.780%, 12/25/65 (144A) (a)	4,694,182	4,686,282
1.870%, 09/25/57 (144A) (a)	1,561,700	1,557,832
2.310%, 06/25/58 (144A) (a)	1,240,000	1,214,234
3.140%, 06/25/58 (144A) (a)	792,000	793,634
3.520%, 12/25/65 (144A) (a)	2,177,000	2,221,822
3.790%, 09/25/57 (144A) (a)	1,274,000	1,283,237
3.790%, 06/25/58 (144A) (a)	603,000	607,676
4.480%, 12/25/65 (144A) (a)	3,000,000	3,088,956
6.000%, 10/25/57 (144A) (a)	350,000	366,239
Station Place Securitization Trust 1.870%, 02/25/15	1,000,000	1,000,000
Structured Adjustable Rate Mortgage Loan Trust 2.390%, 06/25/34 (a)	1,366,601	1,384,048
Structured Asset Mortgage Investments II Trust 0.853%, 01/19/34 (a)	2,524,537	2,457,071
0.853%, 03/19/34 (a)	2,784,705	2,739,493
Structured Asset Mortgage Investments Trust 1.053%, 05/19/33 (a)	2,599,936	2,551,288
Structured Asset Securities Corp. Mortgage Loan Trust 0.755%, 10/25/27 (a)	661,655	650,030
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.478%, 11/25/33 (a)	1,634,814	1,622,998
Thornburg Mortgage Securities Trust 0.795%, 09/25/43 (a)	1,456,897	1,406,816
2.001%, 12/25/44 (a)	2,221,562	2,223,281
2.244%, 04/25/45 (a)	4,997,672	5,065,351

Collateralized Mortgage Obligations—(Continued)
Wells Fargo Mortgage Backed Securities Trust 2.619%, 03/25/35 (a)	3,286,122	3,339,896
Wells Fargo Mortgage Loan Trust 2.847%, 08/27/37 (144A) (a)	1,436,292	1,443,964

		90,670,502

Commercial Mortgage-Backed Securities—3.8%
A10 Securitization LLC 2.400%, 11/15/25 (144A)	1,016,374	1,019,396
A10 Term Asset Financing LLC 1.720%, 04/15/33 (144A)	1,719,000	1,717,288
2.620%, 11/15/27 (144A)	2,852,363	2,861,653
3.020%, 04/15/33 (144A)	1,807,000	1,805,278
4.380%, 11/15/27 (144A)	425,000	430,669
ACRE Commercial Mortgage Trust 2.206%, 08/15/31 (144A) (a)	447,500	447,500
2.656%, 08/15/31 (144A) (a)	447,500	447,672
BAMLL Commercial Mortgage Securities Trust 4.354%, 08/15/46 (144A) (a)	1,200,000	1,133,456
Banc of America Commercial Mortgage Trust 5.492%, 02/10/51	2,250,000	2,422,285
5.791%, 04/10/49 (a)	1,000,000	1,091,263
5.889%, 07/10/44 (a)	1,625,043	1,731,294
Banc of America Merrill Lynch Commercial Mortgage, Inc. 5.115%, 10/10/45 (a)	5,697,449	5,835,173
BB-UBS Trust 2.892%, 06/05/30 (144A)	1,250,000	1,209,691
3.430%, 11/05/36 (144A)	2,950,000	2,909,948
Bear Stearns Commercial Mortgage Securities Trust 0.846%, 06/11/50 (144A) (a)	1,500,000	1,478,292
4.674%, 06/11/41	3,494,574	3,542,655
CGBAM Commercial Mortgage Trust 0.954%, 02/15/31 (144A) (a)	1,300,000	1,300,000
Citigroup Commercial Mortgage Trust 2.110%, 01/12/30 (144A)	564,956	569,834
Commercial Mortgage Pass-Through Certificates 0.250%, 07/10/45 (144A) (a) (b)	120,000,000	2,009,292
0.950%, 08/13/27 (144A) (a)	990,000	988,805
1.006%, 02/13/32 (144A) (a)	2,605,000	2,596,828
1.054%, 06/11/27 (144A) (a)	4,937,000	4,941,823
1.756%, 02/13/32 (144A) (a)	1,000,000	1,001,882
2.365%, 02/10/29 (144A)	2,789,132	2,852,158
3.612%, 06/10/46 (a)	2,934,000	3,007,508
3.796%, 08/10/47	3,500,000	3,576,016
3.977%, 05/10/47	3,000,000	3,131,289
4.353%, 08/10/30 (144A)	3,000,000	3,229,149
5.116%, 06/10/44 (a)	1,073,558	1,092,789
Commercial Mortgage Trust 3.086%, 04/12/35 (144A)	1,871,000	1,838,929
COOF Securitization Trust, Ltd. 2.891%, 06/15/40 (144A) (a) (b)	3,437,537	498,443

MIST-106

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Credit Suisse First Boston Mortgage Securities Corp. 5.100%, 08/15/38 (a)	1,559,801	$1,591,881
Credit Suisse Mortgage Capital Certificates 0.954%, 04/15/27 (144A) (a)	3,363,000	3,365,193
DBRR Trust 0.853%, 02/25/45 (144A) (a)	640,243	639,065
1.636%, 12/18/49 (144A) (a)	2,545,165	2,558,288
GE Capital Commercial Mortgage Corp. 4.974%, 07/10/45 (a)	3,015,000	3,075,155
GE Capital Commercial Mortgage Corp. Trust 5.452%, 03/10/44 (a)	1,209,399	1,260,924
GS Mortgage Securities Corp. II 2.318%, 01/10/30 (144A)	733,000	737,518
2.706%, 12/10/27 (144A)	290,265	292,180
GS Mortgage Securities Corp. Trust 3.551%, 04/10/34 (144A)	3,500,000	3,598,455
Hilton Mortgage Trust 1.056%, 07/15/29 (144A) (a)	570,000	569,795
JP Morgan Chase Commercial Mortgage Securities Trust 0.934%, 04/15/30 (144A) (a)	2,600,000	2,598,331
5.405%, 12/15/44 (a)	1,000,000	1,029,421
5.716%, 02/15/51	3,000,000	3,259,995
KGS-Alpha SBA COOF Trust 0.625%, 05/25/39 (144A) (a) (b)	11,730,242	284,092
0.859%, 08/25/38	15,118,500	578,755
1.796%, 03/25/39	10,292,184	595,017
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	758,619
LB-UBS Commercial Mortgage Trust 5.430%, 02/15/40	1,227,965	1,329,793
Merrill Lynch Mortgage Trust 5.462%, 11/12/37 (a)	1,689,562	1,744,031
Morgan Stanley Bank of America Merrill Lynch Trust 3.669%, 02/15/47	3,000,000	3,110,112
Morgan Stanley Re-REMIC Trust 0.250%, 07/27/49 (144A)	1,500,000	1,288,650
2.000%, 07/27/49 (144A)	1,449,112	1,454,547
N-Star Real Estate CDO, Ltd. 2.006%, 08/25/29 (144A) (a)	2,879,127	2,880,567
5.156%, 08/25/29 (144A) (a)	880,000	886,600
NCUA Guaranteed Notes Trust 2.650%, 10/29/20	3,406,868	3,457,862
2.900%, 10/29/20	5,000,000	5,148,750
ORES NPL LLC 3.081%, 09/25/25 (144A)	1,657,785	1,657,863
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	531,000	515,109
UBS-BAMLL Trust 3.663%, 06/10/30 (144A)	578,000	579,770
UBS-Barclays Commercial Mortgage Trust 3.244%, 04/10/46	2,228,000	2,222,713

Commercial Mortgage-Backed Securities—(Continued)
VNO Mortgage Trust 2.996%, 11/15/30 (144A)	1,400,000	1,376,521
3.808%, 12/13/29 (144A)	2,500,000	2,618,335
Wachovia Bank Commercial Mortgage Trust 5.118%, 07/15/42 (a)	1,809,591	1,843,586
Wells Fargo Commercial Mortgage Trust 2.800%, 03/18/28 (144A) (a)	1,000,000	993,693
WFRBS Commercial Mortgage Trust 4.322%, 03/15/45 (144A) (a)	300,000	282,895

		122,902,339

Total Mortgage-Backed Securities (Cost $212,989,984)		213,572,841

Foreign Government—0.7%

Provincial—0.1%
Province of Ontario Canada 1.650%, 09/27/19	1,000,000	978,393
Province of Quebec Canada 7.125%, 02/09/24	200,000	259,659

		1,238,052

Sovereign—0.6%
Brazilian Government International Bond 4.250%, 01/07/25	601,000	594,990
5.000%, 01/27/45	408,000	383,520
Israel Government AID Bonds Zero Coupon, 08/15/20	1,500,000	1,301,854
Zero Coupon, 02/15/22	3,000,000	2,454,261
Zero Coupon, 11/01/22	8,000,000	6,345,184
Mexico Government International Bonds 3.500%, 01/21/21	2,948,000	2,987,521
4.000%, 10/02/23	1,374,000	1,420,029
5.550%, 01/21/45	737,000	818,807
5.750%, 10/12/10	500,000	516,250
Panama Government International Bond 4.000%, 09/22/24	323,000	322,193
Poland Government International Bond 4.000%, 01/22/24	930,000	955,575
South Africa Government International Bond 5.375%, 07/24/44	1,077,000	1,068,922
5.875%, 09/16/25	384,000	422,400
Turkey Government International Bonds 5.750%, 03/22/24	500,000	530,850
6.625%, 02/17/45	214,000	239,413

		20,361,769

Total Foreign Government (Cost $21,913,936)		21,599,821

MIST-107

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Short-Term Investments—5.5%

Security Description	Shares/ Principal Amount*	Value

Mutual Fund—1.1%
State Street Navigator Securities Lending MET Portfolio (g)	35,787,448	$35,787,448

Repurchase Agreement—4.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $141,715,573 on 10/01/14 collateralized by $144,550,000 U.S. Treasury Note at 0.375% due 03/31/16 with a value $144,550,000.	141,715,573	141,715,573

Total Short-Term Investments (Cost $177,503,021)		177,503,021

Total Investments—101.3% (Cost $3,295,202,428) (h)		3,265,415,863
Other assets and liabilities (net)—(1.3)%		(41,931,900)

Net Assets—100.0%		$3,223,483,963

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Interest only security.
(c)	Principal only security.
(d)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $34,820,948 and the collateral received consisted of cash in the amount of $35,787,448. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(e)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2014, the market value of restricted securities was $21,920,080, which is 0.7% of net assets. See details shown in the Restricted Securities table that follows.
(g)	Represents investment of cash collateral received from securities lending transactions.
(h)	As of September 30, 2014, the aggregate cost of investments was $3,295,202,428. The aggregate unrealized appreciation and depreciation of investments were $34,287,854 and $(64,074,419), respectively, resulting in net unrealized depreciation of $(29,786,565).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $394,396,064, which is 12.2% of net assets.
(ACES)—	Alternative Credit Enhancement Securities.
(ARM)—	Adjustable-Rate Mortgage
(CDO)—	Collateralized Debt Obligation
(CMO)—	Collateralized Mortgage Obligation
(DUS)—	Delegated Underwriting and Servicing
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
AJAX Mortgage Loan Trust	03/20/13	$2,353,621	$2,346,080	$2,356,615
AJAX Mortgage Loan Trust	11/15/13	1,408,021	1,402,317	1,412,949
AJAX Mortgage Loan Trust	01/28/13	409,213	406,485	405,235
Carlyle Global Market Strategies Commodities Funding, Ltd	05/22/14	2,686,667	2,686,667	2,686,130
Conix Mortgage Asset Trust	05/16/13	1,078,519	1,078,519	1,114,919
Fortress Opportunities Residential Transaction Trust	11/08/13	591,064	591,005	595,011
Fortress Opportunities Residential Transaction Trust	11/08/13	395,242	395,217	395,538
Homeowner Assistance Program Reverse Mortgage Loan Trust	05/03/13	3,782,537	3,728,804	3,703,482
LV Tower 52 Issuer LLC	06/19/13	1,858,937	1,858,937	1,853,327
LV Tower 52 Issuer LLC	10/08/13	855,396	854,508	855,396
NYMT Residential LLC	09/18/13	2,429,000	2,429,000	2,429,000
RBSHD Trust	09/27/13	2,659,801	2,659,801	2,669,701
Real Estate Asset Trust	04/01/13	1,437,028	1,436,130	1,442,777

				$21,920,080

MIST-108

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,028,359,029	$—	$2,028,359,029
Total Corporate Bonds & Notes*	—	563,874,157	—	563,874,157
Total Asset-Backed Securities*	—	260,506,994	—	260,506,994
Total Mortgage-Backed Securities*	—	213,572,841	—	213,572,841
Total Foreign Government*	—	21,599,821	—	21,599,821
Short-Term Investments
Mutual Fund	35,787,448	—	—	35,787,448
Repurchase Agreement	—	141,715,573	—	141,715,573
Total Short-Term Investments	35,787,448	141,715,573	—	177,503,021
Total Investments	$35,787,448	$3,229,628,415	$—	$3,265,415,863

Collateral for securities loaned (Liability)	$—	$(35,787,448)	$—	$(35,787,448)

*	See Schedule of Investments for additional detailed categorizations.

MIST-109

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—31.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
Airbus Group NV	48,822	$3,064,557
Honeywell International, Inc.	18,193	1,694,132
L-3 Communications Holdings, Inc.	4,481	532,880
Thales S.A.	37,764	2,010,850
United Technologies Corp.	22,348	2,359,949

		9,662,368

Air Freight & Logistics—0.2%
Deutsche Post AG	24,318	777,694
Yamato Holdings Co., Ltd. (a)	90,300	1,681,990

		2,459,684

Airlines—0.2%
Copa Holdings S.A. - Class A (a)	3,990	428,087
Delta Air Lines, Inc.	11,212	405,314
Japan Airlines Co., Ltd.	53,200	1,455,952
United Continental Holdings, Inc. (a) (b)	10,607	496,302

		2,785,655

Auto Components—0.6%
Bridgestone Corp.	132,600	4,389,210
Continental AG	6,205	1,179,811
GKN plc	130,893	672,100
NOK Corp.	42,300	971,565
Sumitomo Electric Industries, Ltd.	74,200	1,097,614
TRW Automotive Holdings Corp. (b)	2,293	232,166
Valeo S.A.	14,329	1,589,312

		10,131,778

Automobiles—1.2%
Astra International Tbk PT	1,880,200	1,088,314
Bayerische Motoren Werke (BMW) AG	10,756	1,154,836
Daimler AG	40,159	3,080,167
Geely Automobile Holdings, Ltd.	720,000	301,180
General Motors Co.	28,412	907,479
Hyundai Motor Co.	12,930	2,331,815
Isuzu Motors, Ltd.	108,800	1,539,084
Mahindra & Mahindra, Ltd. (GDR)	97,070	2,153,013
Mazda Motor Corp.	67,500	1,694,266
Renault S.A.	18,028	1,301,259
Toyota Motor Corp.	65,700	3,860,989

		19,412,402

Banks—4.3%
Australia & New Zealand Banking Group, Ltd.	87,921	2,375,647
Banco Santander Chile (ADR)	29,910	660,712
Bank Central Asia Tbk PT	609,200	653,815
Bank of America Corp.	145,793	2,485,771
Bank Rakyat Indonesia Persero Tbk PT	1,145,200	973,106
BB&T Corp. (a)	10,684	397,552
BNP Paribas S.A.	83,291	5,507,904
Capitec Bank Holdings, Ltd.	19,690	426,571
Citigroup, Inc.	39,924	2,068,862
Credicorp, Ltd. (a)	7,580	1,162,696

Banks—(Continued)
Danske Bank A/S	80,197	2,173,400
Grupo Financiero Banorte S.A.B. de C.V. - Class O	109,430	700,799
HDFC Bank, Ltd. (ADR) (a)	117,150	5,456,847
HSBC Holdings plc	687,877	7,000,768
ING Groep NV (b)	278,741	3,964,753
Itau Unibanco Holding S.A. (ADR)	101,904	1,414,428
Lloyds Banking Group plc (b)	363,108	449,934
Mitsubishi UFJ Financial Group, Inc.	1,090,100	6,170,547
Mizuho Financial Group, Inc.	1,666,600	2,978,579
PNC Financial Services Group, Inc. (The)	8,837	756,271
Public Bank Bhd	99,800	574,946
Sberbank of Russia (ADR) (a)	145,520	1,144,951
Siam Commercial Bank plc (The)	257,100	1,443,090
Societe Generale S.A.	52,312	2,658,950
Standard Chartered plc	67,940	1,251,584
Sumitomo Mitsui Financial Group, Inc.	143,500	5,855,897
Sumitomo Mitsui Trust Holdings, Inc.	863,000	3,595,849
SVB Financial Group (b)	1,398	156,702
Turkiye Garanti Bankasi A/S	201,905	708,384
Wells Fargo & Co.	70,499	3,656,783

		68,826,098

Beverages—0.7%
Ambev S.A. (ADR) (a)	235,690	1,543,769
Coca-Cola Co. (The) (a)	44,859	1,913,685
Coca-Cola Enterprises, Inc.	5,000	221,800
Constellation Brands, Inc. - Class A (a) (b)	7,944	692,399
Dr Pepper Snapple Group, Inc. (a)	7,033	452,292
Molson Coors Brewing Co. - Class B (a)	1,800	133,992
PepsiCo, Inc.	5,332	496,356
SABMiller plc	74,843	4,158,899
Tsingtao Brewery Co., Ltd. - Class H	154,000	1,093,412

		10,706,604

Biotechnology—0.3%
Alexion Pharmaceuticals, Inc. (b)	2,548	422,509
Amgen, Inc. (a)	563	79,079
Biogen Idec, Inc. (a) (b)	4,889	1,617,330
Celgene Corp. (a) (b)	17,134	1,623,961
Gilead Sciences, Inc. (b)	7,876	838,400
Vertex Pharmaceuticals, Inc. (a) (b)	4,132	464,065

		5,045,344

Building Products—0.2%
Cie de St-Gobain	20,357	927,207
Daikin Industries, Ltd.	36,400	2,258,925
Fortune Brands Home & Security, Inc.	1,984	81,562
Masco Corp.	14,136	338,133

		3,605,827

Capital Markets—0.6%
Charles Schwab Corp. (The) (a)	38,823	1,141,008
Goldman Sachs Group, Inc. (The) (a)	3,731	684,900
Invesco, Ltd.	23,439	925,372

MIST-110

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Jupiter Fund Management plc	168,126	$962,353
Morgan Stanley	35,399	1,223,743
Nomura Holdings, Inc.	181,900	1,079,391
State Street Corp. (a)	8,796	647,474
UBS AG (b)	188,504	3,270,566

		9,934,807

Chemicals—0.4%
Air Liquide S.A.	17,327	2,106,579
Axiall Corp. (a)	5,074	181,700
Dow Chemical Co. (The) (a)	6,659	349,198
Mexichem S.A.B. de C.V.	106,530	443,554
Monsanto Co.	7,479	841,462
Mosaic Co. (The) (a)	11,060	491,175
Solvay S.A.	13,731	2,105,059

		6,518,727

Commercial Services & Supplies—0.1%
Rentokil Initial plc	632,107	1,200,164
Tyco International, Ltd.	3,420	152,429

		1,352,593

Communications Equipment—0.2%
Cisco Systems, Inc.	70,677	1,778,940
QUALCOMM, Inc.	22,889	1,711,411

		3,490,351

Construction & Engineering—0.1%
Fluor Corp.	18,501	1,235,682
Larsen & Toubro, Ltd. (GDR)	15,260	360,136

		1,595,818

Construction Materials—0.1%
Martin Marietta Materials, Inc. (a)	1,823	235,058
Siam Cement PCL (The) (NVDR)	57,200	789,229

		1,024,287

Consumer Finance—0.0%
American Express Co.	1,655	144,879
Capital One Financial Corp.	6,410	523,184
Navient Corp. (a)	2,235	39,582

		707,645

Containers & Packaging—0.1%
Crown Holdings, Inc. (b)	8,623	383,896
Sealed Air Corp. (a)	1,700	59,296
Smurfit Kappa Group plc	21,200	464,561

		907,753

Distributors—0.0%
Imperial Holdings, Ltd.	18,920	291,680

Diversified Financial Services—0.4%
Berkshire Hathaway, Inc. - Class B (a) (b)	12,254	1,692,768
FirstRand, Ltd.	374,610	1,423,454
Intercontinental Exchange, Inc. (a)	2,987	582,614
ORIX Corp.	162,900	2,249,698
Remgro, Ltd.	62,810	1,266,464

		7,214,998

Diversified Telecommunication Services—0.7%
AT&T, Inc.	795	28,016
BT Group plc	362,073	2,217,866
Koninklijke KPN NV (b)	450,450	1,437,973
Nippon Telegraph & Telephone Corp.	63,600	3,958,226
Telenor ASA	51,095	1,121,195
Verizon Communications, Inc.	48,918	2,445,411

		11,208,687

Electric Utilities—0.2%
Edison International (a)	19,823	1,108,502
Entergy Corp. (a)	6,599	510,301
Exelon Corp.	19,584	667,619
NextEra Energy, Inc. (a)	10,462	982,172

		3,268,594

Electrical Equipment—0.4%
Eaton Corp. plc (a)	17,333	1,098,392
Emerson Electric Co. (a)	17,141	1,072,684
Mitsubishi Electric Corp.	157,000	2,093,180
Schneider Electric SE	28,478	2,177,645

		6,441,901

Electronic Equipment, Instruments & Components—0.3%
Corning, Inc.	11,181	216,240
Delta Electronics, Inc.	211,000	1,332,532
Hitachi, Ltd.	274,000	2,085,349
Keyence Corp.	3,800	1,653,107
TE Connectivity, Ltd.	4,534	250,685

		5,537,913

Energy Equipment & Services—0.3%
Baker Hughes, Inc. (a)	5,700	370,842
Ensco plc - Class A (a)	12,970	535,791
Halliburton Co.	12,070	778,636
Petrofac, Ltd.	33,254	555,860
Schlumberger, Ltd.	18,432	1,874,350

		4,115,479

Food & Staples Retailing—0.7%
Casino Guichard Perrachon S.A.	7,127	765,893
Costco Wholesale Corp.	7,119	892,153
CVS Health Corp.	20,630	1,641,942
Delhaize Group S.A.	16,386	1,137,667
Kroger Co. (The) (a)	4,329	225,108
Magnit OJSC (GDR)	25,040	1,446,310
President Chain Store Corp.	144,000	1,031,450

MIST-111

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Seven & I Holdings Co., Ltd.	24,400	$947,285
Shoprite Holdings, Ltd.	93,410	1,156,125
Sun Art Retail Group, Ltd. (a)	753,000	852,708
Wal-Mart de Mexico S.A.B. de C.V. (a)	271,500	683,273
Wal-Mart Stores, Inc.	3,951	302,133

		11,082,047

Food Products—0.9%
Archer-Daniels-Midland Co.	18,630	951,993
General Mills, Inc.	5,416	273,237
Grieg Seafood ASA (b)	114,388	508,128
Kellogg Co. (a)	2,907	179,071
Marine Harvest ASA (a)	270,768	3,792,596
Mondelez International, Inc. - Class A (a)	41,296	1,415,007
Nestle S.A.	55,323	4,057,925
Nutreco NV	18,996	690,459
Salmar ASA	44,790	789,121
Tiger Brands, Ltd.	18,980	530,158
Tingyi Cayman Islands Holding Corp.	306,000	804,431

		13,992,126

Gas Utilities—0.0%
Questar Corp. (a)	6,299	140,405

Health Care Equipment & Supplies—0.3%
Abbott Laboratories	35,842	1,490,669
Boston Scientific Corp. (a) (b)	76,005	897,619
CareFusion Corp. (a) (b)	8,300	375,575
Covidien plc	1,945	168,262
Smith & Nephew plc	114,379	1,921,242
Stryker Corp. (a)	8,384	677,008

		5,530,375

Health Care Providers & Services—0.2%
Aetna, Inc. (a)	7,076	573,156
Humana, Inc. (a)	8,047	1,048,444
McKesson Corp. (a)	3,020	587,903
UnitedHealth Group, Inc. (a)	9,997	862,241

		3,071,744

Hotels, Restaurants & Leisure—0.5%
InterContinental Hotels Group plc	42,118	1,624,045
McDonald’s Corp.	424	40,199
Royal Caribbean Cruises, Ltd.	8,501	572,032
Sands China, Ltd.	379,600	1,971,995
Sodexo	16,891	1,648,632
Starbucks Corp.	10,795	814,591
Wynn Macau, Ltd. (a)	306,000	974,383
Yum! Brands, Inc. (a)	3,215	231,416

		7,877,293

Household Durables—0.4%
Barratt Developments plc	49,002	312,838
Berkeley Group Holdings plc	45,442	1,654,145
Electrolux AB - Series B	62,592	1,645,217

Household Durables—(Continued)
Harman International Industries, Inc. (a)	5,944	582,750
NVR, Inc. (a) (b)	88	99,442
Persimmon plc (b)	50,694	1,089,578
PulteGroup, Inc. (a)	19,623	346,542
Sekisui House, Ltd. (a)	78,500	926,995

		6,657,507

Household Products—0.2%
Kimberly-Clark Corp. (a)	7,120	765,898
Procter & Gamble Co. (The)	29,365	2,459,025
Unilever Indonesia Tbk PT	142,000	369,471

		3,594,394

Industrial Conglomerates—0.3%
Bidvest Group, Ltd.	56,740	1,433,912
General Electric Co.	45,690	1,170,578
Jardine Matheson Holdings, Ltd.	26,400	1,573,785
KOC Holding AS	243,680	1,122,299

		5,300,574

Insurance—2.0%
ACE, Ltd. (a)	17,806	1,867,315
AIA Group, Ltd.	486,600	2,511,328
Allianz SE	17,241	2,793,132
Assicurazioni Generali S.p.A.	47,801	1,003,274
AXA S.A.	188,378	4,639,191
Axis Capital Holdings, Ltd. (a)	4,844	229,266
Hartford Financial Services Group, Inc. (The) (a)	15,787	588,066
Marsh & McLennan Cos., Inc.	12,392	648,597
Muenchener Rueckversicherungs AG	12,608	2,495,555
Prudential Financial, Inc. (a)	13,523	1,189,213
Prudential plc	205,708	4,568,938
Swiss Re AG (b)	60,409	4,810,739
Zurich Insurance Group AG (b)	15,289	4,546,335

		31,890,949

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (b)	2,150	693,246
Expedia, Inc. (a)	1,786	156,490
Priceline Group, Inc. (The) (b)	690	799,420

		1,649,156

Internet Software & Services—0.6%
Baidu, Inc. (ADR) (b)	7,900	1,724,017
eBay, Inc. (b)	14,618	827,817
Facebook, Inc. - Class A (b)	15,126	1,195,559
Google, Inc. - Class A (b)	3,308	1,946,460
Google, Inc. - Class C (b)	3,177	1,834,273
Tencent Holdings, Ltd.	94,800	1,408,758

		8,936,884

IT Services—0.6%
Accenture plc - Class A (a)	13,787	1,121,159

MIST-112

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Alliance Data Systems Corp. (a) (b)	947	$235,112
Cap Gemini S.A.	20,536	1,470,834
Cielo S.A.	71,400	1,166,786
Cognizant Technology Solutions Corp. - Class A (b)	15,569	697,024
Fidelity National Information Services, Inc. (a)	4,500	253,350
Infosys, Ltd. (ADR) (a)	40,920	2,475,251
International Business Machines Corp. (a)	3,663	695,347
Visa, Inc. - Class A (a)	8,054	1,718,482
Xerox Corp.	5,258	69,563

		9,902,908

Machinery—0.2%
Deere & Co. (a)	3,087	253,103
DMG Mori Seiki Co., Ltd.	92,300	1,177,891
PACCAR, Inc. (a)	20,982	1,193,351
Snap-on, Inc. (a)	500	60,540
SPX Corp. (a)	1,787	167,853
WEG S.A.	62,361	727,874

		3,580,612

Media—0.8%
Charter Communications, Inc. - Class A (a) (b)	1,331	201,474
Comcast Corp. - Class A (a)	39,677	2,133,829
Dentsu, Inc.	50,900	1,939,911
DIRECTV (a) (b)	1,651	142,845
DISH Network Corp. - Class A (b)	6,164	398,071
ITV plc	259,275	871,895
Publicis Groupe S.A.	28,564	1,958,755
Time Warner Cable, Inc.	2,460	352,985
Time Warner, Inc. (a)	25,827	1,942,449
Time, Inc. (a) (b)	3,428	80,318
Twenty-First Century Fox, Inc. - Class A (a)	22,318	765,284
Walt Disney Co. (The) (a)	9,277	825,931
Wolters Kluwer NV	35,071	934,130
WPP plc	44,036	880,813

		13,428,690

Metals & Mining—0.5%
Alcoa, Inc. (a)	53,723	864,403
Anglo American plc	30,240	673,425
First Quantum Minerals, Ltd.	72,143	1,392,680
Freeport-McMoRan, Inc. (a)	13,533	441,852
Norsk Hydro ASA	208,641	1,162,434
Rio Tinto plc	54,424	2,672,109
United States Steel Corp.	13,362	523,390
Vale S.A. (ADR)	89,940	873,317

		8,603,610

Multi-Utilities—0.5%
CenterPoint Energy, Inc. (a)	15,279	373,877
CMS Energy Corp. (a)	12,504	370,869
Dominion Resources, Inc.	5,324	367,835

Multi-Utilities—(Continued)
GDF Suez	193,925	4,850,202
NiSource, Inc. (a)	15,808	647,812
Public Service Enterprise Group, Inc. (a)	4,153	154,658
Suez Environnement Co.	55,270	930,837
Wisconsin Energy Corp. (a)	6,580	282,940

		7,979,030

Multiline Retail—0.3%
Dollar General Corp. (b)	3,725	227,635
Dollar Tree, Inc. (b)	1,707	95,711
Kohl’s Corp. (a)	136	8,300
Lojas Renner S.A.	23,540	683,576
Next plc	35,083	3,755,766

		4,770,988

Oil, Gas & Consumable Fuels—2.3%
Anadarko Petroleum Corp.	6,049	613,611
BG Group plc	141,015	2,593,933
BP plc	184,233	1,349,999
Cheniere Energy, Inc. (a) (b)	2,874	230,006
Chevron Corp.	21,440	2,558,221
CNOOC, Ltd.	871,000	1,496,916
ENI S.p.A. (a)	94,843	2,251,593
EOG Resources, Inc.	7,104	703,438
EQT Corp. (a)	3,230	295,674
Exxon Mobil Corp. (a)	31,893	2,999,537
Hess Corp. (a)	4,989	470,562
Lukoil OAO (ADR)	28,090	1,429,781
Marathon Oil Corp.	23,816	895,243
Occidental Petroleum Corp.	9,153	880,061
Oil Search, Ltd.	44,000	343,089
Phillips 66	5,530	449,644
Pioneer Natural Resources Co. (a)	803	158,167
Premier Oil plc	262,920	1,416,849
QEP Resources, Inc. (a)	5,061	155,778
Royal Dutch Shell plc - A Shares	61,174	2,333,308
Royal Dutch Shell plc - A Shares	120,337	4,593,127
Royal Dutch Shell plc - B Shares	73,182	2,886,881
Statoil ASA	46,283	1,259,261
Total S.A.	40,850	2,640,052
Ultrapar Participacoes S.A.	51,730	1,094,937
Valero Energy Corp.	5,260	243,380

		36,343,048

Paper & Forest Products—0.1%
Stora Enso Oyj - R Shares	99,480	823,521
UPM-Kymmene Oyj	40,426	573,478

		1,396,999

Personal Products—0.0%
Estee Lauder Cos., Inc. (The) - Class A	3,174	237,161

Pharmaceuticals—3.3%
Actavis plc (b)	1,645	396,905
Allergan, Inc.	2,651	472,382

MIST-113

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
AstraZeneca plc	42,536	$3,047,456
Bayer AG	49,563	6,941,466
Bristol-Myers Squibb Co. (a)	31,668	1,620,768
GlaxoSmithKline plc	113,858	2,605,982
Johnson & Johnson (a)	39,436	4,203,483
Merck & Co., Inc.	31,588	1,872,537
Novartis AG	97,621	9,193,759
Novo Nordisk A/S - Class B	65,039	3,099,003
Perrigo Co. plc	2,251	338,078
Pfizer, Inc. (a)	19,859	587,231
Roche Holding AG	36,529	10,816,313
Sanofi	55,214	6,228,978
Shire plc	13,562	1,172,161

		52,596,502

Real Estate Investment Trusts—0.6%
AvalonBay Communities, Inc. (a)	3,869	545,413
Boston Properties, Inc. (a)	2,267	262,428
DiamondRock Hospitality Co. (a)	18,000	228,240
Essex Property Trust, Inc. (a)	416	74,360
Extra Space Storage, Inc.	1,400	72,198
Fibra Uno Administracion S.A. de C.V.	250,900	825,343
First Real Estate Investment Trust	890,000	857,228
Goodman Group	270,445	1,219,348
Highwoods Properties, Inc. (a)	4,764	185,320
Host Hotels & Resorts, Inc. (a)	9,568	204,085
Liberty Property Trust	8,200	272,732
Lippo Malls Indonesia Retail Trust (a)	2,503,000	772,702
Mapletree Logistics Trust	1,045,000	946,149
Mid-America Apartment Communities, Inc. (a)	2,200	144,430
Omega Healthcare Investors, Inc.	2,100	71,799
Prologis, Inc.	10,091	380,431
Public Storage	545	90,383
Simon Property Group, Inc. (a)	4,263	700,922
Westfield Corp. (b)	164,299	1,068,601

		8,922,112

Real Estate Management & Development—0.3%
Daiwa House Industry Co., Ltd.	94,000	1,688,177
Deutsche Wohnen AG	40,979	875,704
Mitsui Fudosan Co., Ltd.	65,000	1,993,260
TAG Immobilien AG (a)	56,258	635,819

		5,192,960

Road & Rail—0.2%
Canadian Pacific Railway, Ltd.	1,602	332,367
CSX Corp. (a)	40,023	1,283,137
Norfolk Southern Corp. (a)	699	78,009
Union Pacific Corp.	20,677	2,241,800

		3,935,313

Semiconductors & Semiconductor Equipment—0.5%
ASML Holding NV	18,030	1,789,501
Avago Technologies, Ltd. (a)	9,370	815,190

Semiconductors & Semiconductor Equipment—(Continued)
Broadcom Corp. - Class A (a)	21,771	879,984
Freescale Semiconductor, Ltd. (a) (b)	10,589	206,803
KLA-Tencor Corp. (a)	8,720	686,961
Lam Research Corp. (a)	16,431	1,227,396
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	151,460	3,056,463

		8,662,298

Software—0.7%
Adobe Systems, Inc. (a) (b)	16,451	1,138,245
Citrix Systems, Inc. (a) (b)	8,517	607,603
Microsoft Corp.	83,454	3,868,927
Oracle Corp. (a)	22,930	877,760
SAP SE	60,402	4,355,620
VMware, Inc. - Class A (a) (b)	2,149	201,662

		11,049,817

Specialty Retail—0.5%
AutoZone, Inc. (b)	1,746	889,866
Gap, Inc. (The) (a)	1,176	49,027
Home Depot, Inc. (The)	22,032	2,021,216
Kingfisher plc	248,641	1,303,157
Lowe’s Cos., Inc.	26,028	1,377,402
Mr. Price Group, Ltd.	24,700	463,640
Ross Stores, Inc.	3,934	297,332
TJX Cos., Inc. (The) (a)	15,761	932,578

		7,334,218

Technology Hardware, Storage & Peripherals—0.5%
Apple, Inc.	54,797	5,520,798
EMC Corp.	5,840	170,878
Hewlett-Packard Co.	20,602	730,753
Samsung Electronics Co., Ltd. (GDR) (b)	4,300	2,410,150

		8,832,579

Textiles, Apparel & Luxury Goods—0.2%
Cie Financiere Richemont S.A.	23,707	1,942,734
lululemon athletica, Inc. (a) (b)	3,705	155,647
Ralph Lauren Corp.	662	109,051
VF Corp. (a)	16,168	1,067,573

		3,275,005

Tobacco—0.6%
British American Tobacco plc	55,121	3,098,290
Japan Tobacco, Inc.	119,400	3,886,497
Philip Morris International, Inc.	23,440	1,954,896

		8,939,683

Trading Companies & Distributors—0.2%
Wolseley plc	41,339	2,171,833
WW Grainger, Inc. (a)	2,427	610,754

		2,782,587

MIST-114

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Transportation Infrastructure—0.1%
CCR S.A.	130,660	$895,710

Wireless Telecommunication Services—0.5%
Advanced Info Service plc	161,300	1,119,275
KDDI Corp.	38,600	2,322,708
Mobile TeleSystems OJSC (b)	42,700	295,479
Mobile TeleSystems OJSC (ADR) (a)	29,850	445,959
MTN Group, Ltd.	97,660	2,058,142
Vodafone Group plc	799,799	2,636,399

		8,877,962

Total Common Stocks (Cost $491,109,552)		513,510,239

Corporate Bonds & Notes—23.2%

Advertising—0.0%
Omnicom Group, Inc. 3.625%, 05/01/22	185,000	187,722
WPP Finance 2010 3.750%, 09/19/24	415,000	409,297

		597,019

Aerospace/Defense—0.3%
Airbus Group Financial B.V. 2.700%, 04/17/23 (144A)	279,000	268,185
BAE Systems Finance, Inc. 7.500%, 07/01/27 (144A)	300,000	398,745
BAE Systems Holdings, Inc. 3.800%, 10/07/24 (144A)	159,000	159,814
BAE Systems plc 4.750%, 10/11/21 (144A)	225,000	248,301
Boeing Capital Corp. 4.700%, 10/27/19	255,000	284,164
Boeing Co. (The) 7.250%, 06/15/25	11,000	14,472
8.625%, 11/15/31	125,000	190,537
General Dynamics Corp. 1.000%, 11/15/17	117,000	115,652
2.250%, 11/15/22	250,000	236,963
Lockheed Martin Corp. 4.070%, 12/15/42 (a)	312,000	295,965
7.650%, 05/01/16 (a)	168,000	186,377
Northrop Grumman Corp. 3.250%, 08/01/23 (a)	400,000	395,512
Northrop Grumman Systems Corp. 7.750%, 02/15/31	200,000	276,010
United Technologies Corp. 5.375%, 12/15/17 (a)	173,000	193,959
5.400%, 05/01/35	525,000	618,895
6.050%, 06/01/36	100,000	125,904
6.700%, 08/01/28	233,000	306,687
7.500%, 09/15/29	255,000	362,662
8.875%, 11/15/19	41,000	53,343

		4,732,147

Agriculture—0.2%
Altria Group, Inc. 2.850%, 08/09/22	260,000	249,037
4.250%, 08/09/42 (a)	230,000	208,563
4.500%, 05/02/43	215,000	202,972
Archer-Daniels-Midland Co. 4.016%, 04/16/43	150,000	142,934
5.375%, 09/15/35 (a)	100,000	117,122
6.625%, 05/01/29	100,000	124,026
BAT International Finance plc 1.400%, 06/05/15 (144A)	250,000	251,201
3.250%, 06/07/22 (144A) (a)	104,000	103,697
Bunge N.A. Finance L.P. 5.900%, 04/01/17	90,000	99,336
Bunge, Ltd. Finance Corp. 3.200%, 06/15/17	131,000	135,679
8.500%, 06/15/19	250,000	310,471
Cargill, Inc. 6.125%, 04/19/34 (144A)	325,000	399,725
7.350%, 03/06/19 (144A)	260,000	313,485
Monsanto Finance Canada Co. 5.500%, 07/30/35	125,000	145,983
Philip Morris International, Inc. 4.125%, 03/04/43	390,000	368,208
4.875%, 11/15/43	20,000	21,263

		3,193,702

Airlines—0.1%
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	171,803	173,736
American Airlines Pass-Through Trust 4.950%, 01/15/23	541,838	581,121
Continental Airlines Pass-Through Trust 4.000%, 10/29/24 (a)	40,809	41,727
Delta Air Lines Pass-Through Trust 4.750%, 05/07/20	63,672	68,925
6.821%, 08/10/22 (a)	207,584	241,835
U.S. Airways Pass-Through Trust 3.950%, 11/15/25	250,000	251,875

		1,359,219

Auto Manufacturers—0.5%
American Honda Finance Corp. 2.250%, 08/15/19 (a)	510,000	508,182
Daimler Finance North America LLC 1.450%, 08/01/16 (144A)	175,000	176,223
1.875%, 01/11/18 (144A)	205,000	204,791
2.250%, 09/03/19 (144A)	160,000	158,427
2.375%, 08/01/18 (144A)	665,000	673,115
8.500%, 01/18/31	330,000	498,509
Ford Motor Co. 4.750%, 01/15/43	220,000	220,184
6.375%, 02/01/29	500,000	595,387
6.625%, 02/15/28	250,000	291,701
9.980%, 02/15/47	400,000	627,425

MIST-115

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Nissan Motor Acceptance Corp. 0.784%, 03/03/17 (144A) (c)	176,000	$176,590
1.800%, 03/15/18 (144A)	146,000	145,382
1.950%, 09/12/17 (144A)	750,000	757,537
PACCAR Financial Corp. 0.800%, 02/08/16	217,000	217,596
1.050%, 06/05/15	80,000	80,384
1.600%, 03/15/17	150,000	151,467
Toyota Motor Credit Corp. 0.404%, 12/05/14 (c)	458,000	458,201
1.250%, 10/05/17	200,000	198,747
2.000%, 10/24/18	350,000	350,503
2.050%, 01/12/17 (a)	300,000	306,767
2.625%, 01/10/23 (a)	400,000	388,711
4.250%, 01/11/21	150,000	163,528

		7,349,357

Auto Parts & Equipment—0.0%
Johnson Controls, Inc. 2.600%, 12/01/16	75,000	77,496
3.625%, 07/02/24 (a)	98,000	97,177
4.950%, 07/02/64	50,000	48,784
5.500%, 01/15/16	135,000	143,091

		366,548

Banks—4.8%
Abbey National Treasury Services plc 2.350%, 09/10/19	380,000	375,138
ABN AMRO Bank NV 2.500%, 10/30/18 (144A)	210,000	212,060
American Express Bank FSB 0.454%, 06/12/17 (c)	500,000	499,739
American Express Centurion Bank 6.000%, 09/13/17 (a)	250,000	281,560
Australia & New Zealand Banking Group, Ltd. 4.500%, 03/19/24 (144A) (a)	420,000	423,610
Bank of America Corp. 1.700%, 08/25/17	175,000	174,244
2.000%, 01/11/18	2,205,000	2,195,410
3.300%, 01/11/23	205,000	199,941
3.875%, 03/22/17 (a)	485,000	510,598
4.000%, 04/01/24 (a)	486,000	491,065
4.100%, 07/24/23 (a)	326,000	332,812
4.125%, 01/22/24	500,000	509,553
5.000%, 01/21/44	550,000	580,216
5.625%, 10/14/16	800,000	867,972
5.625%, 07/01/20	2,000,000	2,258,384
6.400%, 08/28/17 (a)	100,000	112,490
7.625%, 06/01/19 (a)	250,000	302,014
Bank of America N.A. 0.514%, 06/15/16 (c)	250,000	249,119
5.300%, 03/15/17	1,400,000	1,516,780
Bank of Montreal 1.400%, 09/11/17	194,000	194,313
1.450%, 04/09/18	500,000	494,456

Banks—(Continued)
Bank of Montreal 2.375%, 01/25/19	110,000	110,869
2.550%, 11/06/22	213,000	205,593
Bank of New York Mellon Corp. (The) 1.969%, 06/20/17	500,000	507,830
3.550%, 09/23/21	352,000	365,643
3.650%, 02/04/24 (a)	167,000	170,985
4.500%, 06/20/23 (c)	399,000	370,073
4.600%, 01/15/20	200,000	220,130
Bank of Nova Scotia (The) 1.250%, 04/11/17	650,000	648,974
1.375%, 07/15/16 (a)	465,000	469,287
1.375%, 12/18/17	1,000,000	988,225
2.800%, 07/21/21 (a)	220,000	217,414
Banque Federative du Credit Mutuel S.A. 1.700%, 01/20/17 (144A)	234,000	234,986
2.750%, 01/22/19 (144A)	365,000	369,177
Barclays Bank plc 3.750%, 05/15/24	211,000	209,683
6.050%, 12/04/17 (144A)	460,000	511,319
BB&T Corp. 2.050%, 06/19/18 (a)	139,000	139,522
2.150%, 03/22/17	350,000	355,695
3.950%, 03/22/22	175,000	184,189
BNP Paribas S.A. 2.700%, 08/20/18 (a)	262,000	266,864
BPCE S.A. 0.843%, 06/23/17 (c)	375,000	376,005
4.000%, 04/15/24 (a)	250,000	251,900
5.700%, 10/22/23 (144A) (a)	400,000	425,484
Branch Banking & Trust Co. 0.554%, 09/13/16 (c)	250,000	249,553
2.850%, 04/01/21	360,000	357,773
Canadian Imperial Bank of Commerce 1.350%, 07/18/16	1,000,000	1,010,038
Capital One Financial Corp. 1.000%, 11/06/15 (a)	91,000	91,254
2.150%, 03/23/15	270,000	272,154
2.450%, 04/24/19	315,000	313,678
5.500%, 06/01/15	208,000	214,913
Capital One N.A. 1.500%, 03/22/18	500,000	492,471
Citigroup, Inc. 1.700%, 07/25/16 (a)	355,000	358,598
2.500%, 09/26/18	825,000	830,366
2.500%, 07/29/19 (a)	215,000	213,084
3.375%, 03/01/23	507,000	499,216
4.950%, 11/07/43 (a)	285,000	301,649
5.300%, 05/06/44	50,000	51,953
5.500%, 09/13/25	101,000	109,990
6.125%, 11/21/17	2,600,000	2,933,073
6.125%, 05/15/18	1,200,000	1,358,696
6.625%, 01/15/28	100,000	122,901
6.675%, 09/13/43 (a)	30,000	36,769
8.500%, 05/22/19	473,000	591,234

MIST-116

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Comerica Bank 5.200%, 08/22/17	250,000	$273,932
5.750%, 11/21/16	376,000	412,006
Comerica, Inc. 3.800%, 07/22/26	172,000	170,735
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.125%, 10/13/15	620,000	630,480
Credit Agricole S.A. 2.500%, 04/15/19 (144A)	250,000	249,489
3.875%, 04/15/24 (144A) (a)	280,000	281,348
8.125%, 09/19/33 (144A) (a) (c)	200,000	221,955
Credit Suisse 3.625%, 09/09/24 (a)	530,000	522,902
Deutsche Bank AG 3.700%, 05/30/24 (a)	133,000	131,846
Discover Bank 2.000%, 02/21/18	700,000	696,632
3.200%, 08/09/21	295,000	291,732
DNB Bank ASA 3.200%, 04/03/17 (144A)	445,000	464,569
Fifth Third Bancorp 3.625%, 01/25/16	155,000	160,455
8.250%, 03/01/38	50,000	73,503
Fifth Third Bank 0.900%, 02/26/16	750,000	751,418
1.350%, 06/01/17 (a)	540,000	538,397
Goldman Sachs Group, Inc. (The) 2.375%, 01/22/18	1,680,000	1,697,440
2.625%, 01/31/19	95,000	94,756
2.900%, 07/19/18	509,000	521,372
3.625%, 01/22/23 (a)	1,045,000	1,037,349
3.850%, 07/08/24	362,000	359,863
4.000%, 03/03/24 (a)	370,000	372,657
4.800%, 07/08/44 (a)	190,000	191,056
5.250%, 07/27/21	800,000	886,882
5.950%, 01/18/18	490,000	548,552
6.125%, 02/15/33	1,000,000	1,196,798
6.150%, 04/01/18	510,000	575,056
7.500%, 02/15/19	1,500,000	1,788,633
HSBC Bank plc 1.500%, 05/15/18 (144A)	564,000	556,203
4.125%, 08/12/20 (144A)	160,000	172,113
HSBC Bank USA N.A. 4.875%, 08/24/20 (a)	500,000	552,515
5.875%, 11/01/34 (a)	1,500,000	1,814,563
HSBC Holdings plc 6.375%, 09/17/24 (a) (c)	230,000	229,713
HSBC USA, Inc. 1.625%, 01/16/18	300,000	298,920
Intesa Sanpaolo S.p.A. 5.250%, 01/12/24 (a)	455,000	485,671
KeyBank N.A. 1.650%, 02/01/18	500,000	498,035
4.950%, 09/15/15	167,000	173,772

Banks—(Continued)
KeyCorp 3.750%, 08/13/15 (a)	200,000	205,404
Macquarie Bank, Ltd. 2.000%, 08/15/16 (144A)	622,000	632,277
Mizuho Bank, Ltd. 1.300%, 04/16/17 (144A) (a)	200,000	198,841
2.450%, 04/16/19 (144A)	200,000	199,557
Morgan Stanley 2.125%, 04/25/18 (a)	515,000	514,946
2.500%, 01/24/19 (a)	975,000	975,065
3.750%, 02/25/23	367,000	366,523
5.450%, 01/09/17	1,750,000	1,900,827
5.500%, 01/26/20	100,000	112,125
5.550%, 04/27/17	650,000	711,656
5.625%, 09/23/19	1,100,000	1,238,242
6.250%, 08/09/26	875,000	1,052,156
6.375%, 07/24/42	260,000	324,620
National City Bank 5.800%, 06/07/17	500,000	555,322
National City Bank of Indiana 4.250%, 07/01/18	250,000	268,318
Northern Trust Corp. 3.375%, 08/23/21	500,000	519,128
PNC Bank N.A. 6.875%, 04/01/18	350,000	405,412
PNC Financial Services Group, Inc. (The) 4.850%, 06/01/23 (a) (c)	320,000	303,200
Rabobank Nederland 3.875%, 02/08/22	350,000	368,683
3.950%, 11/09/22	500,000	502,129
Royal Bank of Canada 0.850%, 03/08/16	270,000	270,248
1.450%, 09/09/16	335,000	338,376
1.500%, 01/16/18	460,000	458,502
2.200%, 07/27/18	750,000	758,848
2.875%, 04/19/16	500,000	516,262
Royal Bank of Scotland Group plc (The) 6.125%, 01/11/21 (a)	35,000	40,865
Skandinaviska Enskilda Banken AB 1.750%, 03/19/18 (144A)	445,000	443,078
2.375%, 11/20/18 (144A) (a)	400,000	401,600
Standard Chartered plc 5.200%, 01/26/24 (144A) (a)	350,000	366,881
State Street Bank and Trust Co. 5.250%, 10/15/18	215,000	240,485
State Street Corp. 3.100%, 05/15/23	90,000	87,289
3.700%, 11/20/23 (a)	369,000	381,493
SunTrust Banks, Inc. 0.535%, 04/01/15 (c)	377,000	376,944
2.350%, 11/01/18 (a)	113,000	113,271
2.750%, 05/01/23	300,000	285,964
6.000%, 09/11/17	150,000	168,463
Svenska Handelsbanken AB 1.625%, 03/21/18	250,000	248,810

MIST-117

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Swedbank AB 1.750%, 03/12/18 (144A)	875,000	$871,381
Toronto-Dominion Bank (The) 1.400%, 04/30/18	463,000	455,540
U.S. Bancorp 2.200%, 11/15/16	175,000	180,020
U.S. Bank N.A. 0.514%, 10/14/14 (c)	150,000	150,013
4.800%, 04/15/15	200,000	204,592
UBS AG 2.375%, 08/14/19 (a)	645,000	639,336
4.875%, 08/04/20	250,000	278,299
Union Bank N.A. 2.625%, 09/26/18	400,000	406,650
Wachovia Corp. 6.605%, 10/01/25	222,000	271,755
Wells Fargo & Co. 3.676%, 06/15/16 (a)	500,000	522,737
4.100%, 06/03/26 (a)	161,000	160,434
4.125%, 08/15/23 (a)	195,000	201,615
4.480%, 01/16/24	55,000	57,998
5.375%, 11/02/43	350,000	382,279
5.625%, 12/11/17	700,000	783,665
7.980%, 03/15/18 (c)	445,000	486,964
Wells Fargo Bank N.A. 4.750%, 02/09/15	1,000,000	1,015,243
6.000%, 11/15/17 (a)	1,229,000	1,386,581
Westpac Banking Corp. 0.994%, 09/25/15 (c)	200,000	201,392
1.200%, 05/19/17 (a)	505,000	503,389
2.250%, 01/17/19	340,000	341,967
4.875%, 11/19/19 (a)	400,000	446,201

		77,513,863

Beverages—0.5%
Anheuser-Busch Cos. LLC 5.750%, 04/01/36	60,000	70,961
5.950%, 01/15/33	100,000	120,677
6.750%, 12/15/27	65,000	81,074
6.800%, 08/20/32	420,000	546,682
Anheuser-Busch InBev Finance, Inc. 2.625%, 01/17/23 (a)	1,000,000	938,673
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22 (a)	247,000	233,401
5.375%, 01/15/20	830,000	936,396
6.375%, 01/15/40 (a)	300,000	384,175
8.000%, 11/15/39	50,000	74,622
Brown-Forman Corp. 1.000%, 01/15/18	122,000	118,987
Coca-Cola Co. (The) 7.375%, 07/29/93	100,000	140,890
Coca-Cola Refreshments USA, Inc. 7.000%, 05/15/98	100,000	135,213
8.000%, 09/15/22	324,000	426,317

Beverages—(Continued)
Diageo Capital plc 2.625%, 04/29/23	105,000	100,000
4.828%, 07/15/20	250,000	277,905
4.850%, 05/15/18	46,000	50,198
Diageo Investment Corp. 2.875%, 05/11/22	200,000	196,066
7.450%, 04/15/35	70,000	99,217
Dr Pepper Snapple Group, Inc. 2.000%, 01/15/20	92,000	89,659
Heineken NV 4.000%, 10/01/42 (144A)	575,000	528,277
Molson Coors Brewing Co. 2.000%, 05/01/17	200,000	202,779
PepsiCo, Inc. 0.445%, 02/26/16 (c)	341,000	341,678
4.500%, 01/15/20	276,000	305,199
5.000%, 06/01/18	250,000	278,219
5.500%, 01/15/40	150,000	176,692
SABMiller Holdings, Inc. 2.200%, 08/01/18 (144A) (a)	500,000	498,937
SABMiller plc 6.500%, 07/15/18 (144A)	250,000	288,523
6.625%, 08/15/33 (144A)	150,000	190,138

		7,831,555

Biotechnology—0.3%
Amgen, Inc. 3.625%, 05/22/24	265,000	262,591
3.875%, 11/15/21 (a)	575,000	604,636
5.150%, 11/15/41 (a)	75,000	79,160
5.650%, 06/15/42	210,000	238,530
6.375%, 06/01/37	500,000	606,908
6.400%, 02/01/39	100,000	122,249
6.900%, 06/01/38	100,000	129,429
Celgene Corp. 2.300%, 08/15/18	315,000	316,532
3.250%, 08/15/22	174,000	172,827
4.000%, 08/15/23 (a)	800,000	832,234
Gilead Sciences, Inc. 3.700%, 04/01/24	500,000	510,720
4.400%, 12/01/21 (a)	125,000	136,439
4.500%, 04/01/21	100,000	109,609
4.800%, 04/01/44	180,000	189,173

		4,311,037

Building Materials—0.0%
CRH America, Inc. 6.000%, 09/30/16	150,000	164,068
Martin Marietta Materials, Inc. 1.333%, 06/30/17 (144A) (c)	320,000	321,379

		485,447

MIST-118

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Capital Markets—0.0%
BlackRock, Inc. 3.500%, 03/18/24 (a)	45,000	$45,369

Chemicals—0.4%
CF Industries, Inc. 4.950%, 06/01/43	65,000	64,757
5.150%, 03/15/34 (a)	120,000	126,452
5.375%, 03/15/44 (a)	100,000	104,649
Dow Chemical Co. (The) 2.500%, 02/15/16	370,000	377,905
3.000%, 11/15/22 (a)	54,000	52,077
4.125%, 11/15/21	55,000	57,793
4.250%, 10/01/34	300,000	288,857
4.625%, 10/01/44 (a)	290,000	279,101
8.550%, 05/15/19	45,000	56,558
Ecolab, Inc. 1.450%, 12/08/17	70,000	69,463
4.350%, 12/08/21	290,000	314,179
4.875%, 02/15/15	150,000	152,441
EI du Pont de Nemours & Co. 2.800%, 02/15/23	165,000	159,857
4.250%, 04/01/21	201,000	218,225
6.500%, 01/15/28	100,000	125,468
LYB International Finance BV 4.875%, 03/15/44	115,000	117,371
LyondellBasell Industries NV 5.000%, 04/15/19	200,000	220,779
Monsanto Co. 1.150%, 06/30/17	325,000	322,788
3.375%, 07/15/24	100,000	99,477
Mosaic Co. (The) 4.250%, 11/15/23	177,000	184,222
4.875%, 11/15/41	100,000	100,007
Mosaic Global Holdings, Inc. 7.300%, 01/15/28	23,000	28,629
7.375%, 08/01/18	800,000	905,350
Potash Corp. of Saskatchewan, Inc. 5.875%, 12/01/36	400,000	482,686
PPG Industries, Inc. 3.600%, 11/15/20	155,000	160,704
7.700%, 03/15/38	140,000	200,640
9.000%, 05/01/21	100,000	130,161
Praxair, Inc. 3.000%, 09/01/21	30,000	30,719
4.050%, 03/15/21	300,000	323,636
5.375%, 11/01/16	180,000	195,208
Union Carbide Corp. 7.500%, 06/01/25	701,000	895,489
7.750%, 10/01/96	100,000	131,326
7.875%, 04/01/23	30,000	38,209

		7,015,183

Commercial Services—0.1%
ADT Corp. (The) 3.500%, 07/15/22	423,000	365,895
4.125%, 06/15/23 (a)	27,000	24,030
4.875%, 07/15/42	200,000	166,000

Commercial Services—(Continued)
California Institute of Technology 4.700%, 11/01/2111	165,000	167,311
ERAC USA Finance LLC 1.400%, 04/15/16 (144A)	11,000	11,078
3.300%, 10/15/22 (144A) (a)	100,000	99,108
6.700%, 06/01/34 (144A)	500,000	631,544
University of Pennsylvania 4.674%, 09/01/2112	254,000	257,799

		1,722,765

Computers—0.3%
Apple, Inc. 0.489%, 05/03/18 (a) (c)	305,000	305,442
2.850%, 05/06/21	472,000	472,926
3.850%, 05/04/43	618,000	573,035
4.450%, 05/06/44	120,000	122,503
EMC Corp. 2.650%, 06/01/20	295,000	292,877
3.375%, 06/01/23	325,000	318,930
Hewlett-Packard Co. 3.750%, 12/01/20 (a)	150,000	155,529
4.300%, 06/01/21	118,000	125,306
6.000%, 09/15/41 (a)	220,000	250,793
HP Enterprise Services LLC 7.450%, 10/15/29	138,000	170,803
International Business Machines Corp. 1.625%, 05/15/20	105,000	100,571
1.875%, 08/01/22	105,000	96,411
3.375%, 08/01/23	185,000	186,788
3.625%, 02/12/24 (a)	540,000	551,054
5.700%, 09/14/17	300,000	336,155
6.220%, 08/01/27	1,000,000	1,259,257

		5,318,380

Cosmetics/Personal Care—0.1%
Procter & Gamble Co. (The) 5.500%, 02/01/34	117,000	142,885
5.800%, 08/15/34	300,000	379,049
8.000%, 10/26/29	160,000	230,114

		752,048

Distribution/Wholesale—0.1%
Arrow Electronics, Inc. 3.000%, 03/01/18	26,000	26,649
6.000%, 04/01/20	250,000	283,389
7.500%, 01/15/27	361,000	443,516

		753,554

Diversified Financial Services—1.2%
Air Lease Corp. 3.375%, 01/15/19 (a)	410,000	415,125
American Express Co. 1.550%, 05/22/18	158,000	155,670
7.000%, 03/19/18	250,000	291,069

MIST-119

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
American Express Credit Corp. 1.300%, 07/29/16 (a)	811,000	$816,409
1.750%, 06/12/15	200,000	201,793
2.750%, 09/15/15 (a)	150,000	153,137
American Honda Finance Corp. 1.500%, 09/11/17 (144A)	425,000	426,172
Ameriprise Financial, Inc. 4.000%, 10/15/23	600,000	627,422
5.650%, 11/15/15	144,000	151,807
BlackRock, Inc. 3.375%, 06/01/22	55,000	56,409
6.250%, 09/15/17	250,000	283,374
Blackstone Holdings Finance Co. LLC 5.875%, 03/15/21 (144A)	250,000	289,199
Capital One Bank USA N.A. 2.250%, 02/13/19	435,000	431,098
3.375%, 02/15/23	300,000	293,924
Charles Schwab Corp. (The) 4.450%, 07/22/20	400,000	439,654
CME Group, Inc. 3.000%, 09/15/22	300,000	298,992
Credit Suisse USA, Inc. 5.125%, 08/15/15	500,000	520,128
Ford Motor Credit Co. LLC 1.684%, 09/08/17	217,000	216,045
1.700%, 05/09/16	333,000	335,800
4.250%, 02/03/17	240,000	254,484
4.250%, 09/20/22 (a)	415,000	436,973
4.375%, 08/06/23	635,000	665,444
5.750%, 02/01/21	300,000	340,774
General Electric Capital Corp. 1.500%, 07/12/16	1,000,000	1,012,144
1.600%, 11/20/17	350,000	350,650
1.625%, 07/02/15	536,000	541,097
1.625%, 04/02/18	245,000	244,562
2.100%, 12/11/19 (a)	35,000	34,792
4.375%, 09/16/20	520,000	568,459
5.500%, 01/08/20	1,500,000	1,718,968
5.625%, 09/15/17 (a)	500,000	558,852
5.875%, 01/14/38 (a)	230,000	277,418
6.000%, 08/07/19	1,000,000	1,166,276
6.250%, 12/15/22 (c)	500,000	538,750
6.750%, 03/15/32 (a)	1,000,000	1,318,437
HSBC Finance Corp. 0.664%, 06/01/16 (c)	100,000	100,042
IntercontinentalExchange Group, Inc. 4.000%, 10/15/23	118,000	123,066
Invesco Finance plc 5.375%, 11/30/43	75,000	85,625
Jefferies Group LLC 5.125%, 04/13/18 (a)	75,000	81,687
6.875%, 04/15/21	140,000	163,141
8.500%, 07/15/19	235,000	290,368
MassMutual Global Funding II 2.000%, 04/05/17 (144A)	250,000	253,781

Diversified Financial Services—(Continued)
National Rural Utilities Cooperative Finance Corp. 8.000%, 03/01/32	400,000	577,312
10.375%, 11/01/18	40,000	52,672
Synchrony Financial 3.750%, 08/15/21	430,000	433,884
4.250%, 08/15/24	155,000	155,020

		18,747,905

Electric—1.9%
Alabama Power Co. 4.150%, 08/15/44 (a)	35,000	34,737
5.500%, 10/15/17	147,000	163,950
5.700%, 02/15/33	150,000	182,189
American Electric Power Co., Inc. 1.650%, 12/15/17	119,000	118,948
Appalachian Power Co. 3.400%, 05/24/15	75,000	76,315
5.800%, 10/01/35 (a)	150,000	180,109
Arizona Public Service Co. 8.750%, 03/01/19	165,000	209,606
Atlantic City Electric Co. 7.750%, 11/15/18	135,000	162,942
Baltimore Gas & Electric Co. 2.800%, 08/15/22	143,000	140,931
3.350%, 07/01/23 (a)	460,000	464,588
Berkshire Hathaway Energy Co. 5.150%, 11/15/43	140,000	155,188
CenterPoint Energy Houston Electric LLC 5.600%, 07/01/23	381,000	433,186
6.950%, 03/15/33	100,000	138,165
Cleveland Electric Illuminating Co. (The) 5.500%, 08/15/24	187,000	215,309
7.880%, 11/01/17	315,000	371,838
CMS Energy Corp. 3.875%, 03/01/24 (a)	138,000	141,139
Commonwealth Edison Co. 4.600%, 08/15/43	250,000	264,713
5.875%, 02/01/33	150,000	185,518
6.450%, 01/15/38	175,000	237,192
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43	300,000	283,845
5.850%, 04/01/18	180,000	204,459
Consumers Energy Co. 3.125%, 08/31/24	300,000	298,149
3.950%, 05/15/43	200,000	194,173
Detroit Edison Co. 5.450%, 02/15/35	30,000	34,884
Dominion Gas Holdings LLC 1.050%, 11/01/16	170,000	169,809
Dominion Resources, Inc. 4.450%, 03/15/21 (a)	411,000	445,386
5.150%, 07/15/15	150,000	155,146
5.200%, 08/15/19	155,000	175,195
5.250%, 08/01/33	400,000	452,339
5.750%, 10/01/54 (c)	315,000	318,601
8.875%, 01/15/19	200,000	251,673

MIST-120

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
DTE Electric Co. 3.375%, 03/01/25	250,000	$251,684
5.700%, 10/01/37	250,000	311,453
DTE Energy Co. 3.850%, 12/01/23	137,000	141,728
Duke Energy Carolinas LLC 4.300%, 06/15/20	538,000	590,107
6.000%, 12/01/28	200,000	248,636
6.000%, 01/15/38	60,000	76,420
Duke Energy Corp. 0.615%, 04/03/17 (c)	108,000	108,376
1.625%, 08/15/17	680,000	682,681
3.050%, 08/15/22	415,000	412,182
3.750%, 04/15/24	430,000	440,830
6.250%, 06/15/18	375,000	430,050
Duke Energy Progress, Inc. 6.125%, 09/15/33	500,000	637,304
Electricite de France S.A. 2.150%, 01/22/19 (144A)	240,000	239,331
4.875%, 01/22/44 (144A) (a)	165,000	174,336
5.250%, 01/29/23 (144A) (c)	230,000	233,737
Entergy Arkansas, Inc. 3.050%, 06/01/23	51,000	50,205
FirstEnergy Solutions Corp. 6.800%, 08/15/39	180,000	197,045
Florida Power & Light Co. 4.050%, 10/01/44 (a)	190,000	187,578
4.950%, 06/01/35	300,000	343,123
5.625%, 04/01/34	110,000	133,969
Hydro-Quebec 8.400%, 01/15/22	165,000	215,769
Indiana Michigan Power Co. 3.200%, 03/15/23	250,000	248,937
ITC Holdings Corp. 3.650%, 06/15/24	285,000	284,115
Jersey Central Power & Light Co. 6.150%, 06/01/37	100,000	116,872
Kansas City Power & Light Co. 3.150%, 03/15/23	100,000	99,686
6.375%, 03/01/18	150,000	169,787
7.150%, 04/01/19	250,000	300,924
Kansas Gas & Electric Co. 4.300%, 07/15/44 (144A) (a)	190,000	192,577
LG&E and KU Energy LLC 2.125%, 11/15/15	235,000	237,920
Louisville Gas & Electric Co. 5.125%, 11/15/40	125,000	145,143
Metropolitan Edison Co. 3.500%, 03/15/23 (144A)	220,000	218,441
4.000%, 04/15/25 (144A)	230,000	230,230
MidAmerican Energy Co. 3.700%, 09/15/23 (a)	300,000	313,550
Mississippi Power Co. 4.250%, 03/15/42	145,000	142,364
Monongahela Power Co. 5.400%, 12/15/43 (144A)	140,000	160,251

Electric—(Continued)
Nevada Power Co. 5.875%, 01/15/15	700,000	711,028
6.500%, 08/01/18	425,000	496,013
6.650%, 04/01/36	150,000	197,756
NextEra Energy Capital Holdings, Inc. 1.200%, 06/01/15	49,000	49,204
1.339%, 09/01/15	95,000	95,597
2.400%, 09/15/19 (a)	159,000	157,985
7.875%, 12/15/15 (a)	100,000	108,412
Niagara Mohawk Power Corp. 3.508%, 10/01/24 (144A)	270,000	271,589
4.278%, 10/01/34 (144A)	264,000	265,902
Nisource Finance Corp. 4.800%, 02/15/44	280,000	284,867
5.450%, 09/15/20	1,075,000	1,210,608
6.250%, 12/15/40	75,000	90,930
6.800%, 01/15/19	227,000	266,966
Northern States Power Co. 2.150%, 08/15/22	500,000	473,520
Oglethorpe Power Corp. 4.550%, 06/01/44 (a)	60,000	60,005
5.375%, 11/01/40	115,000	130,847
Oklahoma Gas & Electric Co. 4.550%, 03/15/44	170,000	178,985
Oncor Electric Delivery Co. LLC 2.150%, 06/01/19 (144A)	240,000	238,130
Pacific Gas & Electric Co. 2.450%, 08/15/22	91,000	86,359
3.250%, 06/15/23	300,000	297,010
3.400%, 08/15/24 (a)	415,000	411,970
4.750%, 02/15/44 (a)	140,000	147,809
5.800%, 03/01/37	255,000	306,182
6.050%, 03/01/34 (a)	250,000	308,153
PacifiCorp 2.950%, 02/01/22	570,000	573,439
5.500%, 01/15/19	65,000	73,669
5.900%, 08/15/34	15,000	18,360
6.100%, 08/01/36	116,000	150,487
6.250%, 10/15/37 (a)	260,000	337,534
7.700%, 11/15/31	40,000	58,547
Peco Energy Co. 2.375%, 09/15/22	250,000	239,915
5.350%, 03/01/18 (a)	530,000	591,985
PPL Capital Funding, Inc. 3.500%, 12/01/22	570,000	573,699
PPL Electric Utilities Corp. 2.500%, 09/01/22	86,000	83,954
4.750%, 07/15/43	42,000	46,102
6.450%, 08/15/37	150,000	202,048
Progress Energy, Inc. 7.000%, 10/30/31	325,000	429,227
PSEG Power LLC 4.150%, 09/15/21	110,000	116,077
4.300%, 11/15/23 (a)	74,000	76,954
5.320%, 09/15/16	45,000	48,669
5.500%, 12/01/15	428,000	450,568

MIST-121

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Public Service Co. of Colorado 2.250%, 09/15/22	47,000	$44,723
3.950%, 03/15/43	200,000	197,832
5.125%, 06/01/19	150,000	169,859
5.800%, 08/01/18	130,000	147,513
Public Service Co. of New Hampshire 3.500%, 11/01/23	55,000	56,739
6.000%, 05/01/18	410,000	462,690
Public Service Co. of Oklahoma 5.150%, 12/01/19	50,000	55,786
6.625%, 11/15/37	100,000	131,650
Public Service Electric & Gas Co. 3.650%, 09/01/42	56,000	51,796
Puget Sound Energy, Inc. 6.974%, 06/01/67 (c)	450,000	471,741
San Diego Gas & Electric Co. 5.350%, 05/15/35	100,000	118,764
6.000%, 06/01/26	100,000	124,222
South Carolina Electric & Gas Co. 4.500%, 06/01/64 (a)	69,000	69,627
Southern California Edison Co. 3.500%, 10/01/23 (a)	239,000	245,927
4.650%, 04/01/15	150,000	153,163
Southern Power Co. 4.875%, 07/15/15	319,000	329,962
5.150%, 09/15/41 (a)	235,000	257,378
5.250%, 07/15/43	140,000	155,529
TECO Finance, Inc. 6.572%, 11/01/17 (a)	150,000	171,075
Toledo Edison Co. (The) 6.150%, 05/15/37	250,000	301,158
7.250%, 05/01/20	15,000	17,853
Virginia Electric and Power Co. 1.200%, 01/15/18	33,000	32,543
3.450%, 02/15/24	122,000	123,975
Xcel Energy, Inc. 0.750%, 05/09/16	95,000	94,860
4.700%, 05/15/20	245,000	271,613

		31,002,602

Electrical Components & Equipment—0.0%
Emerson Electric Co. 5.250%, 10/15/18	375,000	421,690
6.000%, 08/15/32	70,000	87,911

		509,601

Electronics—0.1%
Honeywell International, Inc. 5.300%, 03/15/17	105,000	115,509
Koninklijke Philips NV 3.750%, 03/15/22	100,000	103,567
6.875%, 03/11/38	100,000	133,925
Thermo Fisher Scientific, Inc. 1.300%, 02/01/17	176,000	175,462
4.150%, 02/01/24	103,000	106,642

		635,105

Engineering & Construction—0.0%
ABB Finance USA, Inc. 1.625%, 05/08/17	165,000	165,948
2.875%, 05/08/22	100,000	98,835
Heathrow Funding, Ltd. 2.500%, 06/25/15 (144A)	200,000	202,499

		467,282

Environmental Control—0.1%
Republic Services, Inc. 5.500%, 09/15/19	600,000	682,851
6.086%, 03/15/35	230,000	271,113
Waste Management, Inc. 2.900%, 09/15/22	354,000	346,892
7.125%, 12/15/17	179,000	208,165
7.375%, 03/11/19	100,000	120,690
7.375%, 05/15/29	450,000	595,618

		2,225,329

Food—0.4%
ConAgra Foods, Inc. 2.100%, 03/15/18	21,000	21,020
3.250%, 09/15/22	200,000	194,348
6.625%, 08/15/39	125,000	153,018
7.125%, 10/01/26	40,000	49,829
8.250%, 09/15/30	70,000	99,105
General Mills, Inc. 3.150%, 12/15/21	244,000	247,694
5.700%, 02/15/17	500,000	552,353
Kellogg Co. 4.000%, 12/15/20 (a)	64,000	68,500
7.450%, 04/01/31	500,000	655,963
Kraft Foods Group, Inc. 5.000%, 06/04/42	140,000	146,363
6.125%, 08/23/18	590,000	676,810
6.875%, 01/26/39	300,000	383,413
Kroger Co. (The) 0.763%, 10/17/16 (c)	700,000	701,992
2.300%, 01/15/19	70,000	70,050
3.850%, 08/01/23	65,000	66,248
6.400%, 08/15/17	100,000	113,037
7.700%, 06/01/29	110,000	144,562
8.000%, 09/15/29	400,000	530,461
Mondelez International, Inc. 4.000%, 02/01/24	220,000	225,427
6.500%, 11/01/31	900,000	1,141,024
Sysco Corp. 2.350%, 10/02/19	200,000	200,004
4.350%, 10/02/34	94,000	95,366
Tyson Foods, Inc. 2.650%, 08/15/19	96,000	96,180
4.875%, 08/15/34	250,000	257,302

		6,890,069

MIST-122

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—0.2%
AGL Capital Corp. 5.875%, 03/15/41 (a)	147,000	$180,844
6.000%, 10/01/34	250,000	308,377
6.375%, 07/15/16	450,000	490,051
Atmos Energy Corp. 6.350%, 06/15/17	355,000	401,827
8.500%, 03/15/19	350,000	438,956
Sempra Energy 2.875%, 10/01/22	640,000	624,202
3.550%, 06/15/24 (a)	170,000	171,276
6.500%, 06/01/16	350,000	381,892
9.800%, 02/15/19	200,000	260,629

		3,258,054

Healthcare-Products—0.1%
Baxter International, Inc. 1.850%, 06/15/18	57,000	56,763
2.400%, 08/15/22	112,000	105,677
4.500%, 08/15/19	125,000	136,922
5.900%, 09/01/16	300,000	328,103
6.250%, 12/01/37	115,000	147,393
Covidien International Finance S.A. 6.000%, 10/15/17	200,000	225,929
CR Bard, Inc. 1.375%, 01/15/18	250,000	247,002
Hospira, Inc. 6.050%, 03/30/17	150,000	163,836
Life Technologies Corp. 3.500%, 01/15/16	300,000	309,675
Medtronic, Inc. 3.625%, 03/15/24	332,000	338,845

		2,060,145

Healthcare-Services—0.5%
Aetna, Inc. 3.950%, 09/01/20	416,000	443,222
4.125%, 06/01/21	500,000	534,098
4.500%, 05/15/42	150,000	147,565
4.750%, 03/15/44	120,000	122,008
Cigna Corp. 4.000%, 02/15/22 (a)	240,000	252,324
5.125%, 06/15/20	330,000	368,842
5.375%, 02/15/42	110,000	121,182
Howard Hughes Medical Institute 3.500%, 09/01/23	800,000	824,244
Kaiser Foundation Hospitals 3.500%, 04/01/22	765,000	771,144
Quest Diagnostics, Inc. 6.400%, 07/01/17	150,000	169,409
6.950%, 07/01/37	25,000	30,803
Roche Holdings, Inc. 2.250%, 09/30/19 (144A)	300,000	298,764
UnitedHealth Group, Inc. 2.750%, 02/15/23	46,000	44,464
2.875%, 03/15/23	300,000	292,876

Healthcare-Services—(Continued)
UnitedHealth Group, Inc. 3.950%, 10/15/42	90,000	83,729
4.700%, 02/15/21 (a)	100,000	111,576
5.375%, 03/15/16	77,000	82,234
5.800%, 03/15/36	225,000	275,414
6.625%, 11/15/37	175,000	229,473
WellPoint, Inc. 2.300%, 07/15/18	510,000	511,319
3.125%, 05/15/22	100,000	98,776
3.300%, 01/15/23 (a)	35,000	34,604
5.100%, 01/15/44	360,000	382,504
5.950%, 12/15/34	700,000	828,099

		7,058,673

Holding Companies-Diversified—0.0%
Hutchison Whampoa International 12 II, Ltd. 2.000%, 11/08/17 (144A)	200,000	201,483

Household Products/Wares—0.0%
Kimberly-Clark Corp. 6.125%, 08/01/17	98,000	110,723

Insurance—1.0%
ACE INA Holdings, Inc. 2.700%, 03/13/23	200,000	192,107
5.800%, 03/15/18	401,000	453,011
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	1,335,000	1,771,875
Allstate Corp. (The) 3.150%, 06/15/23 (a)	173,000	172,371
5.750%, 08/15/53 (c)	320,000	340,800
American International Group, Inc. 4.125%, 02/15/24	375,000	389,531
4.500%, 07/16/44	75,000	74,096
4.875%, 06/01/22	350,000	384,973
6.400%, 12/15/20	670,000	797,110
Aon Corp. 3.125%, 05/27/16	100,000	103,381
3.500%, 09/30/15	155,000	159,300
5.000%, 09/30/20	200,000	222,043
Berkshire Hathaway Finance Corp. 1.300%, 05/15/18	129,000	127,143
3.000%, 05/15/22 (a)	400,000	399,106
4.300%, 05/15/43 (a)	125,000	123,691
Berkshire Hathaway, Inc. 1.900%, 01/31/17	200,000	203,829
4.500%, 02/11/43	210,000	213,231
CNA Financial Corp. 7.250%, 11/15/23	153,000	188,455
7.350%, 11/15/19 (a)	245,000	294,447
Five Corners Funding Trust 4.419%, 11/15/23 (144A)	120,000	125,601
Liberty Mutual Group, Inc. 5.000%, 06/01/21 (144A)	220,000	240,296
6.500%, 03/15/35 (144A)	300,000	368,011

MIST-123

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JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	500,000	$624,523
Lincoln National Corp. 6.250%, 02/15/20	375,000	437,605
Markel Corp. 3.625%, 03/30/23	275,000	273,354
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	401,000	619,459
Nationwide Mutual Insurance Co. 7.875%, 04/01/33 (144A)	200,000	271,702
8.250%, 12/01/31 (144A)	135,000	184,101
9.375%, 08/15/39 (144A)	138,000	212,457
New York Life Global Funding 2.150%, 06/18/19 (144A)	365,000	364,217
2.450%, 07/14/16 (144A)	150,000	154,373
New York Life Insurance Co. 5.875%, 05/15/33 (144A)	400,000	477,033
Pacific Life Insurance Co. 9.250%, 06/15/39 (144A)	200,000	309,826
Pricoa Global Funding I 1.600%, 05/29/18 (144A)	617,000	608,828
2.200%, 05/16/19 (144A)	280,000	276,258
Principal Financial Group, Inc. 6.050%, 10/15/36	100,000	122,735
Principal Life Global Funding II 0.608%, 05/27/16 (144A) (c)	500,000	502,001
Prudential Financial, Inc. 5.200%, 03/15/44 (c)	445,000	448,059
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	800,000	1,086,391
Swiss Re Capital I L.P. 6.854%, 05/25/16 (144A) (a) (c)	100,000	105,000
Swiss Re Treasury U.S. Corp. 4.250%, 12/06/42 (144A)	120,000	116,646
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 (144A)	136,000	138,601
Travelers Cos., Inc. (The) 3.900%, 11/01/20	25,000	26,756
6.750%, 06/20/36	175,000	236,689
Travelers Property Casualty Corp. 6.375%, 03/15/33	100,000	128,421
Voya Financial, Inc. 2.900%, 02/15/18 (a)	565,000	581,261

		15,650,704

Internet—0.1%
Amazon.com, Inc. 2.500%, 11/29/22 (a)	355,000	333,667
eBay, Inc. 2.600%, 07/15/22	37,000	34,898
2.875%, 08/01/21 (a)	200,000	195,772
3.250%, 10/15/20 (a)	408,000	417,684

		982,021

Iron/Steel—0.1%
Allegheny Technologies, Inc. 5.875%, 08/15/23	243,000	255,862
Glencore Funding LLC 3.125%, 04/29/19 (144A) (a)	320,000	320,192
Nucor Corp. 4.000%, 08/01/23	90,000	92,183
5.200%, 08/01/43	240,000	251,927
5.850%, 06/01/18	550,000	623,352
Vale Overseas, Ltd. 4.375%, 01/11/22 (a)	300,000	302,199
Vale S.A. 5.625%, 09/11/42 (a)	115,000	112,518

		1,958,233

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp. 2.450%, 09/06/18	160,000	163,303
7.050%, 10/01/18	155,000	184,684
Caterpillar, Inc. 3.803%, 08/15/42 (a)	255,000	236,511
5.300%, 09/15/35	400,000	471,455
7.300%, 05/01/31	584,000	804,679

		1,860,632

Machinery-Diversified—0.1%
Deere & Co. 5.375%, 10/16/29	1,175,000	1,388,770
8.100%, 05/15/30	61,000	89,525
John Deere Capital Corp. 1.200%, 10/10/17	59,000	58,748
1.700%, 01/15/20	43,000	41,612
2.250%, 04/17/19	75,000	75,609
2.800%, 03/04/21	210,000	211,070
2.800%, 01/27/23 (a)	122,000	119,791

		1,985,125

Media—1.1%
21st Century Fox America, Inc. 5.400%, 10/01/43 (a)	150,000	163,907
6.650%, 11/15/37	110,000	137,883
7.125%, 04/08/28	220,000	268,512
7.250%, 05/18/18	265,000	312,612
7.280%, 06/30/28	400,000	494,913
7.300%, 04/30/28	218,000	270,959
7.625%, 11/30/28	100,000	128,205
British Sky Broadcasting Group plc 3.750%, 09/16/24 (144A)	510,000	508,826
CBS Corp. 2.300%, 08/15/19 (a)	500,000	493,226
3.700%, 08/15/24 (a)	265,000	261,695
Comcast Corp. 4.250%, 01/15/33 (a)	303,000	306,678
4.500%, 01/15/43 (a)	135,000	136,744
4.750%, 03/01/44	165,000	174,072

MIST-124

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JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Comcast Corp. 5.875%, 02/15/18	100,000	$113,399
6.500%, 11/15/35	185,000	240,663
7.050%, 03/15/33	187,000	250,762
COX Communications, Inc. 6.450%, 12/01/36 (144A)	500,000	588,646
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 2.400%, 03/15/17 (a)	120,000	122,679
3.500%, 03/01/16	80,000	82,792
3.800%, 03/15/22	141,000	143,308
4.600%, 02/15/21	100,000	108,677
5.000%, 03/01/21	225,000	249,156
5.150%, 03/15/42	280,000	283,119
5.200%, 03/15/20 (a)	800,000	895,950
Discovery Communications LLC 4.375%, 06/15/21	150,000	161,036
4.875%, 04/01/43	60,000	59,369
5.050%, 06/01/20	375,000	415,851
Grupo Televisa S.A.B. 8.500%, 03/11/32	100,000	136,471
Historic TW, Inc. 6.875%, 06/15/18	100,000	116,801
NBCUniversal Enterprise, Inc. 1.662%, 04/15/18 (144A)	160,000	159,291
NBCUniversal Media LLC 2.875%, 01/15/23	450,000	441,421
4.450%, 01/15/43	400,000	400,992
5.950%, 04/01/41 (a)	300,000	366,179
TCI Communications, Inc. 7.875%, 02/15/26	996,000	1,371,335
Thomson Reuters Corp. 1.300%, 02/23/17	162,000	161,719
3.950%, 09/30/21	500,000	520,531
Time Warner Cable, Inc. 5.000%, 02/01/20 (a)	660,000	733,422
5.500%, 09/01/41 (a)	110,000	123,825
Time Warner Entertainment Co. L.P. 8.375%, 03/15/23	265,000	352,648
8.375%, 07/15/33	450,000	664,708
Time Warner, Inc. 4.050%, 12/15/23	286,000	293,109
4.650%, 06/01/44 (a)	105,000	101,642
4.750%, 03/29/21	500,000	544,847
5.350%, 12/15/43	90,000	96,920
6.200%, 03/15/40	205,000	240,715
6.500%, 11/15/36	385,000	463,233
7.625%, 04/15/31	350,000	472,420
Viacom, Inc. 3.250%, 03/15/23	44,000	43,019
4.250%, 09/01/23	900,000	927,125
5.850%, 09/01/43	300,000	333,351
6.125%, 10/05/17	400,000	451,726
6.875%, 04/30/36	375,000	469,792
Walt Disney Co. (The) 3.750%, 06/01/21	673,000	718,434

		18,079,315

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp. 2.500%, 01/15/23	300,000	286,767

Mining—0.4%
Alcoa, Inc. 5.125%, 10/01/24 (a)	115,000	115,149
Barrick Gold Corp. 3.850%, 04/01/22	100,000	96,197
5.250%, 04/01/42	140,000	128,508
BHP Billiton Finance USA, Ltd. 2.050%, 09/30/18	137,000	137,620
2.875%, 02/24/22	400,000	398,335
3.250%, 11/21/21	500,000	510,293
5.000%, 09/30/43	255,000	279,741
5.400%, 03/29/17	450,000	494,996
Freeport-McMoRan Corp. 9.500%, 06/01/31	500,000	678,510
Freeport-McMoRan, Inc. 3.875%, 03/15/23 (a)	882,000	869,928
5.450%, 03/15/43 (a)	167,000	170,278
Rio Tinto Finance USA plc 1.375%, 06/17/16 (a)	250,000	251,484
2.000%, 03/22/17	500,000	507,705
2.875%, 08/21/22	370,000	356,713
Rio Tinto Finance USA, Ltd. 7.125%, 07/15/28	280,000	358,615
Teck Resources, Ltd. 3.750%, 02/01/23	175,000	164,706
6.250%, 07/15/41	590,000	599,646
Xstrata Finance Canada, Ltd. 4.250%, 10/25/22 (144A) (a)	55,000	55,119
5.550%, 10/25/42 (144A) (a)	135,000	135,585

		6,309,128

Miscellaneous Manufacturing—0.2%
Cooper U.S., Inc. 5.450%, 04/01/15	250,000	256,545
Eaton Corp. 7.650%, 11/15/29	100,000	138,207
General Electric Co. 2.700%, 10/09/22 (a)	148,000	144,054
3.375%, 03/11/24	218,000	220,236
4.125%, 10/09/42 (a)	205,000	203,678
4.500%, 03/11/44	285,000	295,472
Honeywell, Inc. 6.625%, 06/15/28	250,000	323,065
Illinois Tool Works, Inc. 3.900%, 09/01/42 (a)	200,000	190,426
6.250%, 04/01/19	172,000	200,855
Ingersoll-Rand Co. 6.443%, 11/15/27	300,000	359,148
Ingersoll-Rand Global Holding Co., Ltd. 4.250%, 06/15/23	135,000	141,573
6.875%, 08/15/18	272,000	318,560

MIST-125

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
Parker Hannifin Corp. 6.550%, 07/15/18	500,000	$580,635
Siemens Financieringsmaatschappij NV 5.750%, 10/17/16 (144A)	230,000	252,036
Tyco International Finance S.A. 8.500%, 01/15/19	142,000	172,666

		3,797,156

Office/Business Equipment—0.0%
Xerox Corp. 6.750%, 02/01/17	100,000	111,916

Oil & Gas—1.7%
Anadarko Petroleum Corp. 5.950%, 09/15/16 (a)	280,000	305,427
6.375%, 09/15/17	780,000	884,144
Apache Corp. 3.625%, 02/01/21	750,000	780,864
4.750%, 04/15/43 (a)	100,000	99,934
6.000%, 01/15/37 (a)	150,000	176,876
BP Capital Markets plc 1.375%, 11/06/17	40,000	39,725
2.237%, 05/10/19 (a)	333,000	330,962
2.241%, 09/26/18	650,000	652,049
2.750%, 05/10/23 (a)	335,000	316,401
3.245%, 05/06/22	470,000	466,464
4.500%, 10/01/20	600,000	655,309
4.742%, 03/11/21	500,000	551,638
Burlington Resources Finance Co. 7.400%, 12/01/31	300,000	428,211
Canadian Natural Resources, Ltd. 3.800%, 04/15/24 (a)	111,000	112,393
5.700%, 05/15/17	190,000	210,068
5.850%, 02/01/35	405,000	474,071
7.200%, 01/15/32	200,000	265,115
Canadian Oil Sands, Ltd. 6.000%, 04/01/42 (144A)	200,000	230,232
Cenovus Energy, Inc. 3.000%, 08/15/22	170,000	166,052
3.800%, 09/15/23	500,000	510,747
5.200%, 09/15/43 (a)	290,000	310,210
5.700%, 10/15/19	325,000	372,607
Chevron Corp. 1.718%, 06/24/18	260,000	260,091
2.355%, 12/05/22	180,000	171,413
3.191%, 06/24/23	900,000	906,206
CNOOC Nexen Finance 2014 ULC 4.250%, 04/30/24 (a)	208,000	210,811
ConocoPhillips 6.000%, 01/15/20	325,000	382,361
ConocoPhillips Holding Co. 6.950%, 04/15/29	225,000	300,349
Devon Energy Corp. 1.200%, 12/15/16 (a)	500,000	500,373
7.950%, 04/15/32	235,000	332,264

Oil & Gas—(Continued)
Diamond Offshore Drilling, Inc. 3.450%, 11/01/23 (a)	228,000	217,894
Ecopetrol S.A. 5.875%, 05/28/45 (a)	300,000	303,750
EOG Resources, Inc. 2.625%, 03/15/23	73,000	69,663
5.875%, 09/15/17	50,000	56,164
6.875%, 10/01/18	120,000	141,921
Hess Corp. 7.875%, 10/01/29	175,000	237,565
Kerr-McGee Corp. 7.875%, 09/15/31	620,000	858,616
Marathon Oil Corp. 6.000%, 10/01/17	400,000	450,273
6.800%, 03/15/32	727,000	909,977
Marathon Petroleum Corp. 3.625%, 09/15/24	241,000	235,905
4.750%, 09/15/44 (a)	175,000	167,994
6.500%, 03/01/41 (a)	105,000	124,833
Nabors Industries, Inc. 5.000%, 09/15/20 (a)	225,000	246,384
Nexen Energy ULC 5.875%, 03/10/35	270,000	309,277
Noble Energy, Inc. 5.250%, 11/15/43 (a)	305,000	321,733
Noble Holding International, Ltd. 5.250%, 03/15/42 (a)	250,000	227,900
Occidental Petroleum Corp. 1.750%, 02/15/17	500,000	506,351
8.450%, 02/15/29	135,000	185,924
Petro-Canada 5.350%, 07/15/33	165,000	186,606
Petrobras Global Finance B.V. 2.595%, 03/17/17 (c)	525,000	530,859
4.375%, 05/20/23 (a)	84,000	78,711
Petrobras International Finance Co. 6.750%, 01/27/41 (a)	330,000	338,910
Petroleos Mexicanos 4.875%, 01/18/24 (a)	250,000	262,250
Phillips 66 4.300%, 04/01/22 (a)	41,000	43,527
5.875%, 05/01/42	200,000	237,004
Pride International, Inc. 6.875%, 08/15/20	525,000	618,958
Shell International Finance B.V. 2.375%, 08/21/22 (a)	440,000	423,885
3.400%, 08/12/23 (a)	350,000	355,684
3.625%, 08/21/42 (a)	25,000	22,827
4.550%, 08/12/43 (a)	205,000	216,778
5.200%, 03/22/17	500,000	549,412
5.500%, 03/25/40	86,000	103,628
Sinopec Group Overseas Development 2013, Ltd. 4.375%, 10/17/23 (144A)	582,000	599,399

MIST-126

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Statoil ASA 1.200%, 01/17/18 (a)	25,000	$24,689
5.100%, 08/17/40	100,000	112,005
7.250%, 09/23/27 (a)	205,000	278,731
Suncor Energy, Inc. 5.950%, 12/01/34	100,000	119,461
6.100%, 06/01/18	805,000	920,078
7.150%, 02/01/32	100,000	136,739
Talisman Energy, Inc. 5.850%, 02/01/37	100,000	106,406
7.750%, 06/01/19	350,000	424,547
Tosco Corp. 8.125%, 02/15/30	526,000	768,693
Total Capital Canada, Ltd. 2.750%, 07/15/23 (a)	1,229,000	1,189,867
Total Capital International S.A. 1.550%, 06/28/17	38,000	38,271
2.700%, 01/25/23	555,000	537,728
2.875%, 02/17/22	70,000	69,663
3.700%, 01/15/24 (a)	150,000	153,818
Total Capital S.A. 4.450%, 06/24/20	190,000	209,312
Transocean, Inc. 3.800%, 10/15/22 (a)	78,000	71,588
6.375%, 12/15/21 (a)	85,000	90,414
6.500%, 11/15/20 (a)	645,000	685,358
7.375%, 04/15/18	75,000	84,718
7.500%, 04/15/31	55,000	57,506

		27,623,521

Oil & Gas Services—0.3%
Baker Hughes, Inc. 6.875%, 01/15/29	153,000	203,924
Cameron International Corp. 6.375%, 07/15/18	80,000	92,060
Halliburton Co. 3.500%, 08/01/23	714,000	726,848
6.700%, 09/15/38	350,000	463,145
National Oilwell Varco, Inc. 1.350%, 12/01/17	29,000	28,872
2.600%, 12/01/22	200,000	191,050
Schlumberger Investment S.A. 1.250%, 08/01/17 (144A)	643,000	641,151
3.650%, 12/01/23	458,000	473,952
Weatherford International LLC 6.800%, 06/15/37	100,000	120,346
Weatherford International, Ltd. 5.125%, 09/15/20	100,000	109,063
5.950%, 04/15/42	55,000	59,076
6.000%, 03/15/18	200,000	224,979
6.500%, 08/01/36 (a)	560,000	645,930
6.750%, 09/15/40	100,000	117,099

		4,097,495

Pharmaceuticals—1.1%
Abbott Laboratories 5.125%, 04/01/19	158,000	177,205
AbbVie, Inc. 1.200%, 11/06/15	180,000	180,677
1.750%, 11/06/17 (a)	874,000	871,021
2.900%, 11/06/22	940,000	898,756
Actavis Funding SCS 3.850%, 06/15/24 (144A)	225,000	218,109
4.850%, 06/15/44 (144A) (a)	250,000	234,873
Actavis, Inc. 1.875%, 10/01/17	300,000	297,415
Allergan, Inc. 5.750%, 04/01/16	80,000	85,341
AstraZeneca plc 5.900%, 09/15/17 (a)	200,000	225,152
6.450%, 09/15/37	360,000	466,924
Bristol-Myers Squibb Co. 6.800%, 11/15/26	100,000	132,507
6.875%, 08/01/97	100,000	138,631
Cardinal Health, Inc. 3.200%, 06/15/22	155,000	153,972
Express Scripts Holding Co. 2.250%, 06/15/19	295,000	290,867
2.650%, 02/15/17	229,000	235,483
3.125%, 05/15/16 (a)	95,000	98,397
3.500%, 06/15/24	249,000	243,811
3.900%, 02/15/22 (a)	145,000	150,185
6.125%, 11/15/41	350,000	432,572
7.250%, 06/15/19	135,000	163,066
GlaxoSmithKline Capital plc 2.850%, 05/08/22	870,000	852,889
GlaxoSmithKline Capital, Inc. 2.800%, 03/18/23 (a)	143,000	137,679
4.200%, 03/18/43	100,000	97,657
5.375%, 04/15/34	300,000	350,880
Johnson & Johnson 6.950%, 09/01/29	700,000	976,893
McKesson Corp. 2.700%, 12/15/22	359,000	342,933
3.796%, 03/15/24	600,000	605,036
4.883%, 03/15/44	150,000	154,456
Mead Johnson Nutrition Co. 4.900%, 11/01/19	135,000	148,929
5.900%, 11/01/39	300,000	355,957
Medco Health Solutions, Inc. 4.125%, 09/15/20	450,000	479,635
Merck & Co., Inc. 2.400%, 09/15/22 (a)	62,000	59,162
6.550%, 09/15/37	308,000	408,222
Merck Sharp & Dohme Corp. 5.950%, 12/01/28	500,000	622,316
6.300%, 01/01/26	112,000	141,441
Mylan, Inc. 1.800%, 06/24/16 (a)	230,000	232,686
2.600%, 06/24/18	50,000	50,466

MIST-127

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Novartis Capital Corp. 2.400%, 09/21/22 (a)	300,000	$289,859
3.400%, 05/06/24 (a)	527,000	535,296
Novartis Securities Investment, Ltd. 5.125%, 02/10/19	200,000	224,611
Perrigo Co. plc 1.300%, 11/08/16 (144A)	305,000	305,280
Pfizer, Inc. 0.534%, 06/15/18 (c)	300,000	300,352
4.300%, 06/15/43	140,000	141,050
Sanofi 1.250%, 04/10/18	419,000	412,979
Teva Pharmaceutical Finance Co. B.V. 2.950%, 12/18/22 (a)	195,000	185,817
3.650%, 11/10/21 (a)	563,000	572,236
Teva Pharmaceutical Finance IV LLC 2.250%, 03/18/20	330,000	322,146
Wyeth LLC 5.500%, 02/15/16	100,000	106,714
6.500%, 02/01/34	806,000	1,052,938
Zoetis, Inc. 1.875%, 02/01/18	52,000	51,631
3.250%, 02/01/23	460,000	449,858
4.700%, 02/01/43	43,000	43,236

		16,706,204

Pipelines—0.9%
Boardwalk Pipelines L.P. 5.750%, 09/15/19	290,000	316,443
DCP Midstream Operating L.P. 3.875%, 03/15/23	340,000	340,413
Enbridge, Inc. 0.684%, 06/02/17 (c)	230,000	230,727
3.500%, 06/10/24	90,000	88,558
4.000%, 10/01/23 (a)	320,000	331,309
Energy Transfer Partners L.P. 3.600%, 02/01/23	75,000	73,005
5.150%, 02/01/43	120,000	115,931
6.500%, 02/01/42	130,000	148,027
Enterprise Products Operating LLC 3.700%, 06/01/15	650,000	663,101
3.900%, 02/15/24 (a)	82,000	83,210
4.050%, 02/15/22	75,000	79,188
4.850%, 03/15/44	230,000	233,623
5.200%, 09/01/20	510,000	572,671
5.250%, 01/31/20	500,000	564,131
6.125%, 10/15/39	400,000	482,414
6.875%, 03/01/33 (a)	162,000	209,111
8.375%, 08/01/66 (c)	165,000	181,500
Kinder Morgan Energy Partners L.P. 3.500%, 03/01/21	125,000	125,424
3.950%, 09/01/22	340,000	337,531
5.000%, 08/15/42 (a)	240,000	226,097
5.400%, 09/01/44 (a)	120,000	118,001

Pipelines—(Continued)
Magellan Midstream Partners L.P. 6.550%, 07/15/19	695,000	816,606
ONEOK Partners L.P. 3.250%, 02/01/16	115,000	118,573
6.125%, 02/01/41	475,000	540,249
Plains All American Pipeline L.P. / PAA Finance Corp. 3.600%, 11/01/24 (a)	100,000	98,143
3.650%, 06/01/22	350,000	356,084
4.700%, 06/15/44	250,000	247,629
5.750%, 01/15/20	610,000	700,670
6.650%, 01/15/37	425,000	530,882
Spectra Energy Capital LLC 3.300%, 03/15/23	237,000	225,892
6.750%, 07/15/18	185,000	210,215
6.750%, 02/15/32	705,000	838,440
7.500%, 09/15/38	85,000	108,769
Spectra Energy Partners L.P. 2.950%, 09/25/18 (a)	140,000	144,316
4.750%, 03/15/24	310,000	332,498
Sunoco Logistics Partners Operations L.P. 4.950%, 01/15/43 (a)	295,000	287,348
5.300%, 04/01/44	150,000	153,045
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	46,000	43,738
6.000%, 09/15/17 (144A)	150,000	167,057
Texas Gas Transmission LLC 4.500%, 02/01/21 (144A)	210,000	217,498
TransCanada PipeLines, Ltd. 0.750%, 01/15/16	500,000	499,727
0.913%, 06/30/16 (c)	300,000	302,445
2.500%, 08/01/22	35,000	33,180
3.750%, 10/16/23	40,000	40,620
5.850%, 03/15/36	176,000	206,212
7.125%, 01/15/19	142,000	170,574
7.250%, 08/15/38	300,000	406,153
Western Gas Partners L.P. 4.000%, 07/01/22	155,000	158,560
Williams Cos., Inc. (The) 3.700%, 01/15/23	145,000	136,970
5.750%, 06/24/44	40,000	39,302
Williams Partners L.P. 4.900%, 01/15/45	360,000	351,130

		14,002,940

Real Estate Investment Trusts—0.5%
American Tower Corp. 3.450%, 09/15/21	330,000	323,533
4.500%, 01/15/18	220,000	234,854
5.000%, 02/15/24 (a)	474,000	496,810
AvalonBay Communities, Inc. 3.625%, 10/01/20	135,000	140,309
Boston Properties L.P. 3.800%, 02/01/24	227,000	227,729
3.850%, 02/01/23	210,000	214,571
5.625%, 11/15/20	300,000	342,633
5.875%, 10/15/19	100,000	115,202

MIST-128

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
DDR Corp. 3.500%, 01/15/21	320,000	$322,345
Duke Realty L.P. 3.875%, 02/15/21	265,000	273,003
6.750%, 03/15/20	185,000	218,334
7.375%, 02/15/15	175,000	179,292
8.250%, 08/15/19	145,000	179,684
ERP Operating L.P. 4.625%, 12/15/21	100,000	109,091
4.750%, 07/15/20	190,000	209,888
5.750%, 06/15/17	600,000	667,326
HCP, Inc. 2.625%, 02/01/20	100,000	98,538
3.150%, 08/01/22	120,000	116,199
3.875%, 08/15/24 (a)	322,000	315,445
4.200%, 03/01/24	125,000	126,159
5.375%, 02/01/21	100,000	111,589
5.625%, 05/01/17	345,000	379,549
Kimco Realty Corp. 3.125%, 06/01/23	175,000	168,127
3.200%, 05/01/21	310,000	309,289
Liberty Property L.P. 3.375%, 06/15/23	75,000	72,775
4.400%, 02/15/24	155,000	162,014
ProLogis L.P. 4.250%, 08/15/23	333,000	343,730
Realty Income Corp. 4.125%, 10/15/26	250,000	249,220
Simon Property Group L.P. 5.650%, 02/01/20	250,000	287,717
10.350%, 04/01/19	340,000	451,766
UDR, Inc. 3.700%, 10/01/20	140,000	144,558
Ventas Realty L.P. / Ventas Capital Corp. 4.250%, 03/01/22	405,000	422,069
4.750%, 06/01/21	300,000	326,618
Weingarten Realty Investors 4.450%, 01/15/24	75,000	78,272

		8,418,238

Retail—0.7%
Bed Bath & Beyond, Inc. 4.915%, 08/01/34	138,000	137,309
CVS Health Corp. 2.250%, 12/05/18	500,000	501,812
5.300%, 12/05/43 (a)	145,000	162,458
5.750%, 06/01/17	80,000	88,893
CVS Pass-Through Trust 4.704%, 01/10/36 (144A)	93,330	99,002
5.880%, 01/10/28	528,112	594,131
Gap, Inc. (The) 5.950%, 04/12/21 (a)	212,000	241,100
Home Depot, Inc. (The) 2.250%, 09/10/18	496,000	503,873
5.400%, 09/15/40 (a)	200,000	233,013
5.875%, 12/16/36	100,000	123,130

Retail—(Continued)
Lowe’s Cos., Inc. 3.800%, 11/15/21	500,000	528,227
5.500%, 10/15/35	275,000	321,325
5.800%, 10/15/36	150,000	179,095
6.500%, 03/15/29	125,000	156,563
Macy’s Retail Holdings, Inc. 2.875%, 02/15/23	265,000	252,926
4.300%, 02/15/43 (a)	80,000	73,494
5.900%, 12/01/16	295,000	324,353
6.700%, 09/15/28	435,000	526,636
6.900%, 04/01/29 (a)	113,000	142,789
6.900%, 01/15/32	180,000	230,043
7.000%, 02/15/28	150,000	188,778
McDonald’s Corp. 4.875%, 07/15/40	340,000	371,711
6.300%, 10/15/37	325,000	418,060
Nordstrom, Inc. 6.950%, 03/15/28 (a)	170,000	219,549
Target Corp. 3.500%, 07/01/24 (a)	103,000	103,099
6.350%, 11/01/32	250,000	317,694
6.650%, 08/01/28	182,000	223,481
6.750%, 01/01/28	66,000	81,230
Wal-Mart Stores, Inc. 1.125%, 04/11/18	135,000	133,168
3.250%, 10/25/20 (a)	800,000	833,182
3.300%, 04/22/24 (a)	150,000	151,710
4.000%, 04/11/43	475,000	462,050
4.125%, 02/01/19 (a)	250,000	272,805
4.300%, 04/22/44 (a)	230,000	231,361
5.250%, 09/01/35	775,000	895,249
5.875%, 04/05/27	90,000	111,780
6.750%, 10/15/23 (a)	111,000	141,523
Walgreen Co. 3.100%, 09/15/22 (a)	94,000	90,947

		10,667,549

Savings & Loans—0.0%
Nationwide Building Society 4.650%, 02/25/15 (144A)	200,000	203,220

Semiconductors—0.1%
Intel Corp. 3.300%, 10/01/21	475,000	488,535
National Semiconductor Corp. 6.600%, 06/15/17	170,000	193,886
Samsung Electronics America, Inc. 1.750%, 04/10/17 (144A)	245,000	245,726
Texas Instruments, Inc. 1.650%, 08/03/19 (a)	110,000	106,982

		1,035,129

Software—0.3%
Intuit, Inc. 5.750%, 03/15/17	431,000	475,553

MIST-129

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Microsoft Corp. 0.875%, 11/15/17	65,000	$64,210
3.500%, 11/15/42	190,000	170,364
4.500%, 10/01/40	275,000	286,012
4.875%, 12/15/43	70,000	77,407
5.200%, 06/01/39	500,000	571,771
Oracle Corp. 2.375%, 01/15/19	165,000	167,175
2.500%, 10/15/22	1,829,000	1,747,981
2.800%, 07/08/21	225,000	223,322
3.625%, 07/15/23 (a)	161,000	165,231
4.500%, 07/08/44	230,000	232,833
5.000%, 07/08/19	200,000	224,439
6.125%, 07/08/39	70,000	86,583

		4,492,881

Telecommunications—1.8%
Alltel Corp. 6.800%, 05/01/29	280,000	340,610
America Movil S.A.B. de C.V. 1.235%, 09/12/16 (a) (c)	500,000	505,589
3.125%, 07/16/22 (a)	420,000	407,854
4.375%, 07/16/42	200,000	185,949
5.000%, 03/30/20	100,000	109,431
5.625%, 11/15/17	125,000	139,248
6.375%, 03/01/35 (a)	600,000	723,790
AT&T, Inc. 0.620%, 02/12/16 (c)	750,000	751,723
1.700%, 06/01/17	915,000	922,528
2.375%, 11/27/18 (a)	740,000	746,923
3.900%, 03/11/24 (a)	1,000,000	1,016,768
4.300%, 12/15/42	898,000	820,650
4.800%, 06/15/44	270,000	266,020
5.500%, 02/01/18 (a)	300,000	335,505
BellSouth Capital Funding Corp. 7.875%, 02/15/30	550,000	742,878
BellSouth Telecommunications LLC 6.375%, 06/01/28	350,000	408,288
British Telecommunications plc 2.000%, 06/22/15	900,000	909,068
2.350%, 02/14/19	285,000	285,564
5.950%, 01/15/18	100,000	112,867
9.625%, 12/15/30	75,000	117,771
Cisco Systems, Inc. 1.100%, 03/03/17	500,000	499,666
2.125%, 03/01/19 (a)	310,000	309,844
2.900%, 03/04/21	47,000	47,448
4.450%, 01/15/20	15,000	16,468
5.500%, 01/15/40	345,000	400,542
5.900%, 02/15/39	750,000	903,867
Crown Castle Towers LLC 4.883%, 08/15/20 (144A)	500,000	551,124
Deutsche Telekom International Finance B.V. 2.250%, 03/06/17 (144A)	650,000	661,660
5.750%, 03/23/16	100,000	106,845
8.750%, 06/15/30	100,000	145,398

Telecommunications—(Continued)
Koninklijke KPN NV 8.375%, 10/01/30 (a)	250,000	$344,900
Nippon Telegraph & Telephone Corp. 1.400%, 07/18/17 (a)	500,000	499,264
Orange S.A. 2.750%, 09/14/16	500,000	515,034
5.375%, 01/13/42	35,000	38,129
5.500%, 02/06/44 (a)	70,000	76,217
9.000%, 03/01/31	165,000	243,096
Qwest Corp. 6.750%, 12/01/21 (a)	350,000	401,236
6.875%, 09/15/33	100,000	99,794
7.250%, 09/15/25	133,000	155,121
Rogers Communications, Inc. 4.100%, 10/01/23	213,000	220,826
6.800%, 08/15/18	100,000	117,084
7.500%, 08/15/38	100,000	134,879
8.750%, 05/01/32	400,000	576,681
SES Global Americas Holdings GP 2.500%, 03/25/19 (144A)	70,000	69,595
Telefonica Emisiones S.A.U. 3.192%, 04/27/18	150,000	154,705
4.570%, 04/27/23 (a)	310,000	323,668
6.421%, 06/20/16	450,000	489,061
7.045%, 06/20/36 (a)	215,000	272,347
Verizon Communications, Inc. 2.450%, 11/01/22	235,000	218,114
2.500%, 09/15/16	200,000	205,258
2.625%, 02/21/20 (144A)	214,000	211,315
3.450%, 03/15/21	477,000	484,119
3.850%, 11/01/42 (a)	350,000	305,636
4.500%, 09/15/20	656,000	709,696
4.862%, 08/21/46 (144A)	1,409,000	1,412,989
5.150%, 09/15/23	1,600,000	1,771,790
5.850%, 09/15/35	650,000	743,818
6.000%, 04/01/41	290,000	337,804
6.400%, 09/15/33 (a)	477,000	581,090
6.550%, 09/15/43	575,000	718,400
6.900%, 04/15/38	350,000	450,959
Verizon Pennsylvania LLC 6.000%, 12/01/28	125,000	135,874
8.750%, 08/15/31	200,000	278,400
Vodafone Group plc 1.500%, 02/19/18 (a)	30,000	29,564
2.500%, 09/26/22 (a)	225,000	208,144
2.950%, 02/19/23 (a)	550,000	518,307
4.375%, 02/19/43 (a)	260,000	235,156
6.150%, 02/27/37	350,000	401,828
6.250%, 11/30/32	200,000	234,757

		28,416,541

Transportation—0.5%
Burlington Northern Santa Fe LLC 3.050%, 09/01/22 (a)	620,000	611,494
3.450%, 09/15/21	510,000	525,967

MIST-130

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Burlington Northern Santa Fe LLC 3.850%, 09/01/23	500,000	$516,466
4.450%, 03/15/43 (a)	310,000	308,054
4.900%, 04/01/44 (a)	150,000	157,942
5.750%, 03/15/18 (a)	100,000	113,051
7.950%, 08/15/30	100,000	139,462
Canadian National Railway Co. 5.850%, 11/15/17	190,000	215,358
6.250%, 08/01/34	100,000	128,118
6.800%, 07/15/18	120,000	140,267
Canadian Pacific Railway Co. 5.750%, 03/15/33	120,000	143,470
7.250%, 05/15/19	1,290,000	1,561,330
CSX Corp. 3.400%, 08/01/24 (a)	300,000	300,536
4.100%, 03/15/44	41,000	38,534
5.600%, 05/01/17	635,000	700,059
7.900%, 05/01/17	62,000	71,690
Norfolk Southern Corp. 3.850%, 01/15/24 (a)	250,000	258,532
4.800%, 08/15/43	80,000	85,774
5.590%, 05/17/25	100,000	117,070
5.750%, 04/01/18	500,000	565,347
Ryder System, Inc. 2.500%, 03/01/17	125,000	128,329
3.600%, 03/01/16	100,000	103,805
7.200%, 09/01/15	100,000	105,975
Union Pacific Corp. 3.646%, 02/15/24	138,000	142,637
4.821%, 02/01/44 (a)	257,000	278,804
6.250%, 05/01/34	378,000	475,792
United Parcel Service of America, Inc. 8.375%, 04/01/20 (a)	75,000	97,179
8.375%, 04/01/30 (d)	377,000	549,908
United Parcel Service, Inc. 1.125%, 10/01/17	32,000	31,795
2.450%, 10/01/22 (a)	14,000	13,526

		8,626,271

Trucking & Leasing—0.0%
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.500%, 03/15/16 (144A)	325,000	331,608
2.875%, 07/17/18 (144A)	93,000	95,162
3.125%, 05/11/15 (144A)	110,000	111,554

		538,324

Water—0.0%
American Water Capital Corp. 3.850%, 03/01/24	450,000	467,707
6.593%, 10/15/37	100,000	132,351

		600,058

Total Corporate Bonds & Notes (Cost $367,430,820)		372,963,532

Convertible Bonds—17.1%
Security Description	Principal Amount*	Value

Apparel—0.1%
Adidas AG 0.250%, 06/14/19 (EUR)	1,200,000	1,628,577

Auto Manufacturers—0.9%
Ford Motor Co. 4.250%, 11/15/16 (a)	5,690,000	9,751,237
Volkswagen International Finance NV 5.500%, 11/09/15 (144A) (EUR)	3,400,000	4,427,927

		14,179,164

Auto Parts & Equipment—0.1%
Cie Generale des Etablissements Michelin Zero Coupon, 01/01/17 (EUR)	819,900	1,429,508

Banks—0.6%
BNP Paribas S.A. 0.250%, 09/21/15 (EUR)	1,600,000	2,148,398
0.250%, 09/27/16 (EUR)	3,600,000	4,869,818
Shizuoka Bank, Ltd. (The) Zero Coupon, 04/25/18	2,700,000	2,676,375

		9,694,591

Biotechnology—1.4%
Gilead Sciences, Inc. 1.625%, 05/01/16	3,020,000	14,101,513
Illumina, Inc. Zero Coupon, 06/15/19 (144A) (a)	8,760,000	9,022,800

		23,124,313

Commercial Services—0.2%
Macquarie Infrastructure Co. LLC 2.875%, 07/15/19 (a)	2,800,000	3,104,500

Computers—0.2%
Cap Gemini S.A. Zero Coupon, 01/01/19 (EUR)	4,208,200	4,086,036

Diversified Financial Services—0.2%
HKEx International, Ltd. 0.500%, 10/23/17	1,200,000	1,399,500
Portfolio Recovery Associates, Inc. 3.000%, 08/01/20 (144A)	1,447,000	1,567,282

		2,966,782

Electrical Components & Equipment—0.1%
Nidec Corp. Zero Coupon, 09/18/15 (JPY)	100,000,000	1,274,219

Healthcare-Services—0.8%
WellPoint, Inc. 2.750%, 10/15/42	7,787,000	12,824,216

MIST-131

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Holding Companies-Diversified—0.9%
GBL Verwaltung S.A. 1.250%, 02/07/17 (EUR)	3,200,000	$4,581,337
Industrivarden AB 1.875%, 02/27/17 (EUR)	4,700,000	6,212,377
Schematrentaquattro S.p.A. 0.250%, 11/29/16 (EUR)	2,100,000	2,660,363
Sofina S.A. 1.000%, 09/19/16	1,000,000	1,018,590

		14,472,667

Home Builders—0.1%
Sekisui House, Ltd. Zero Coupon, 07/05/16 (JPY)	110,000,000	1,312,378

Insurance—0.2%
Swiss Life Holding AG Zero Coupon, 12/02/20 (CHF)	2,110,000	2,510,915

Internet—0.7%
Priceline Group, Inc. (The) 0.350%, 06/15/20 (a)	8,361,000	9,306,838
1.000%, 03/15/18	2,052,000	2,761,223

		12,068,061

Investment Company Security—0.9%
Ares Capital Corp. 4.375%, 01/15/19	1,851,000	1,904,216
4.750%, 01/15/18	2,972,000	3,068,590
Billion Express Investments, Ltd. 0.750%, 10/18/15	6,000,000	6,099,000
Prospect Capital Corp. 5.375%, 10/15/17 (a)	2,735,000	2,811,922
5.750%, 03/15/18	377,000	387,368
5.875%, 01/15/19 (a)	854,000	876,417

		15,147,513

Iron/Steel—0.1%
Salzgitter Finance B.V. 2.000%, 11/08/17 (EUR)	1,100,000	1,497,725

Lodging—0.1%
Resorttrust, Inc. Zero Coupon, 07/27/18 (JPY)	105,000,000	1,189,537

Machinery-Diversified—0.0%
Daifuku Co., Ltd. Zero Coupon, 10/02/17 (JPY)	40,000,000	412,991

Mining—0.4%
Glencore Finance Europe S.A. 5.000%, 12/31/14	5,800,000	6,307,500
Royal Gold, Inc. 2.875%, 06/15/19	866,000	898,475

		7,205,975

Miscellaneous Manufacturing—0.7%
Siemens Financieringsmaatschappij NV 1.050%, 08/16/17	10,000,000	10,730,000

Oil & Gas—0.7%
Eni S.p.A. 0.250%, 11/30/15 (EUR)	3,700,000	4,719,085
0.625%, 01/18/16 (EUR)	4,600,000	6,217,315

		10,936,400

Oil & Gas Services—0.8%
Subsea 7 S.A. 1.000%, 10/05/17	5,800,000	5,489,700
Technip S.A. 0.250%, 01/01/17 (EUR)	5,706,600	6,985,058

		12,474,758

Pharmaceuticals—0.7%
Mylan, Inc. 3.750%, 09/15/15 (a)	3,136,000	10,713,360
Teva Pharmaceutical Finance Co. LLC 0.250%, 02/01/26 (a)	652,000	837,005

		11,550,365

Real Estate—0.4%
British Land Co. Jersey, Ltd. (The) 1.500%, 09/10/17 (GBP)	1,500,000	2,668,819
CapitaLand, Ltd. 1.850%, 06/19/20 (SGD)	3,000,000	2,228,776
Deutsche Wohnen AG 0.500%, 11/22/20 (EUR)	900,000	1,188,604

		6,086,199

Real Estate Investment Trusts—2.1%
CFS Retail Property Trust Group 5.750%, 07/04/16 (AUD)	1,500,000	1,369,628
Derwent London Capital Jersey, Ltd. 2.750%, 07/15/16 (GBP)	1,000,000	2,023,195
Derwent London Capital No.2 Jersey, Ltd. 1.125%, 07/24/19 (GBP)	1,600,000	2,670,618
Fonciere Des Regions 0.875%, 04/01/19 (EUR)	3,649,000	3,996,828
Gecina S.A. 2.125%, 01/01/16 (EUR)	374,000	649,902
Great Portland Estates Capital Jersey, Ltd. 1.000%, 09/10/18 (GBP)	2,700,000	4,595,961
Host Hotels & Resorts L.P. 2.500%, 10/15/29 (144A)	1,746,000	2,879,809
ProLogis L.P. 3.250%, 03/15/15 (a)	2,318,000	2,436,797
Ruby Assets Pte, Ltd. 1.600%, 02/01/17 (SGD)	2,500,000	2,198,538
Unibail-Rodamco SE Zero Coupon, 07/01/21 (EUR)	1,221,200	4,387,463
0.750%, 01/01/18 (EUR)	2,147,000	6,811,574

		34,020,313

MIST-132

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Retail—0.1%
Lotte Shopping Co., Ltd. Zero Coupon, 01/24/18 (KRW)	1,200,000,000	$1,143,994

Semiconductors—2.2%
Intel Corp. 2.950%, 12/15/35 (a)	6,002,000	7,637,545
3.250%, 08/01/39	1,340,000	2,247,012
Lam Research Corp. 0.500%, 05/15/16 (a)	6,097,000	7,754,622
Novellus Systems, Inc. 2.625%, 05/15/41	2,368,000	5,160,760
STMicroelectronics NV Zero Coupon, 07/03/19	4,800,000	4,476,000
1.000%, 07/03/21	1,600,000	1,525,760
Xilinx, Inc. 2.625%, 06/15/17 (a)	4,408,000	6,526,595

		35,328,294

Software—0.8%
Akamai Technologies, Inc. Zero Coupon, 02/15/19 (144A) (a)	1,419,000	1,421,660
Citrix Systems, Inc. 0.500%, 04/15/19 (144A) (a)	10,211,000	11,142,754

		12,564,414

Transportation—0.6%
Deutsche Post AG 0.600%, 12/06/19 (EUR)	5,800,000	9,496,295

Total Convertible Bonds (Cost $274,756,653)		274,460,700

U.S. Treasury & Government Agencies—2.7%

Federal Agencies—0.1%
Federal Farm Credit Bank 3.040%, 03/06/28	250,000	236,655
5.250%, 12/28/27	585,000	705,264
Tennessee Valley Authority 5.375%, 04/01/56	350,000	429,575

		1,371,494

U.S. Treasury—2.6%
U.S. Treasury Bond 3.375%, 05/15/44 (a)	235,000	242,638
U.S. Treasury Notes 0.250%, 01/31/15 (e) (f)	41,425,000	41,452,506
2.375%, 08/15/24	235,000	232,283

		41,927,427

Total U.S. Treasury & Government Agencies (Cost $43,309,771)		43,298,921

Convertible Preferred Stocks—1.1%
Security Description	Shares/ Principal Amount*	Value

Aerospace & Defense—0.0%
United Technologies Corp. 7.500%, 08/01/15 (a)	8,900	524,121

Banks—0.6%
Wells Fargo & Co., Series L 7.500%, 12/31/49	8,154	9,805,266

Electric Utilities—0.3%
NextEra Energy, Inc. 5.799%, 09/01/16 (a)	47,600	2,598,484
5.889%, 09/01/15	42,460	2,543,779

		5,142,263

Multi-Utilities—0.1%
Dominion Resources, Inc. 6.000%, 07/01/16	14,400	810,000
6.125%, 04/01/16	7,400	414,844

		1,224,844

Real Estate Investment Trusts—0.1%
Health Care REIT, Inc. 6.500%, 12/31/49	13,900	794,802

Total Convertible Preferred Stocks (Cost $16,954,392)		17,491,296

Preferred Stocks—0.2%

Automobiles—0.1%
Volkswagen AG	1,789	371,406

Capital Markets—0.0%
State Street Corp., 5.900% (c)	8,300	212,895

Household Products—0.1%
Henkel AG & Co. KGaA	18,012	1,798,633

Machinery—0.0%
Marcopolo S.A.	143,590	233,475

Total Preferred Stocks (Cost $2,769,785)		2,616,409

Foreign Government—0.1%

Provincial—0.1%
Province of Quebec Canada 6.350%, 01/30/26	1,100,000	1,378,403

Sovereign—0.0%
Brazilian Government International Bond 4.250%, 01/07/25	200,000	198,000
Mexico Government International Bond 3.625%, 03/15/22	250,000	254,125

MIST-133

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Mexico Government International Bond 4.000%, 10/02/23	288,000	$297,648

		749,773

Total Foreign Government (Cost $2,218,747)		2,128,176

Municipals—0.1%
American Municipal Power, Inc. 5.939%, 02/15/47	75,000	90,212
7.499%, 02/15/50	350,000	493,217
Los Angeles, Department of Airports, Build America Bonds 6.582%, 05/15/39	65,000	82,143
Los Angeles, Unified School District, Build America Bonds 5.750%, 07/01/34	100,000	121,488
6.758%, 07/01/34	75,000	100,413
Port Authority of New York & New Jersey 4.458%, 10/01/62	160,000	159,510
State of California 0.657%, 07/01/41 (c)	130,000	130,486
5.770%, 05/15/43	140,000	173,371
State of California, Build America Bonds 7.300%, 10/01/39	260,000	363,389
State of Massachusetts 5.456%, 12/01/39	150,000	181,068

Total Municipals (Cost $1,815,758)		1,895,297

Short-Term Investments—29.2%

Mutual Fund—9.3%
State Street Navigator Securities Lending MET Portfolio (g)	149,799,020	149,799,020

U.S. Treasury—0.2%
U.S. Treasury Bills
0.017%, 03/12/15 (e) (h)	290,000	289,964
0.081%, 01/08/15 (e) (h)	2,425,000	2,424,884
0.033%, 10/02/14 (h)	1,295,000	1,295,000

		4,009,848

Repurchase Agreement—19.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $316,337,438 on 10/01/14, collateralized by $317,510,000 U.S. Treasury Note at 1.750% due 07/31/15 with a value of $322,669,538.	316,337,438	316,337,438

Total Short-Term Investments (Cost $470,145,693)		470,146,306

Total Investments—105.6% (Cost $1,670,511,171) (i)		1,698,510,876
Other assets and liabilities (net)—(5.6)%		(90,750,217)

Net Assets—100.0%		$1,607,760,659

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $145,297,113 and the collateral received consisted of cash in the amount of $149,799,020 and non-cash collateral with a value of $16,440. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2014, the market value of securities pledged was $19,176,789.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2014, the market value of securities pledged was $23,228,127.
(g)	Represents investment of cash collateral received from securities lending transactions.
(h)	The rate shown represents current yield to maturity.
(i)	As of September 30, 2014, the aggregate cost of investments was $1,670,511,171. The aggregate unrealized appreciation and depreciation of investments were $66,064,121 and $(38,064,416), respectively, resulting in net unrealized appreciation of $27,999,705.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $65,999,706, which is 4.1% of net assets.

MIST-134

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(NVDR)—	Non-Voting Depository Receipts
(SGD)—	Singapore Dollar

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	13,157,951	Royal Bank of Canada	10/30/14	USD	11,708,563	$(210,920)
AUD	6,551,020	UBS AG	12/29/14	USD	5,778,000	(78,097)
CHF	765,721	Citibank N.A.	10/30/14	USD	816,777	(14,540)
CHF	597,334	Goldman Sachs International	10/30/14	USD	637,072	(11,251)
CHF	810,199	Royal Bank of Canada	10/30/14	USD	862,490	(13,652)
DKK	5,931,775	Societe Generale	10/30/14	USD	1,026,510	(19,888)
DKK	2,391,631	Westpac Banking Corp.	12/29/14	USD	413,072	(7,047)
EUR	953,783	BNP Paribas S.A.	10/30/14	USD	1,215,707	(10,814)
EUR	562,536	Barclays Bank plc	10/30/14	USD	761,605	(50,965)
EUR	553,600	Citibank N.A.	10/30/14	USD	713,830	(14,479)
EUR	1,792,346	Citibank N.A.	10/30/14	USD	2,307,015	(42,783)
EUR	547,245	Deutsche Bank AG	10/30/14	USD	726,438	(35,116)
EUR	860,103	Goldman Sachs International	10/30/14	USD	1,131,506	(44,956)
EUR	564,113	Morgan Stanley & Co International PLC	10/30/14	USD	757,185	(44,554)
EUR	769,910	Morgan Stanley & Co International PLC	10/30/14	USD	1,033,929	(61,320)
EUR	786,977	Royal Bank of Canada	10/30/14	USD	1,011,134	(16,963)
EUR	1,273,160	Royal Bank of Canada	10/30/14	USD	1,649,590	(41,235)
EUR	1,045,627	Societe Generale	10/30/14	USD	1,414,951	(94,034)
EUR	1,760,000	State Street Bank and Trust	10/30/14	USD	2,243,991	(20,622)
EUR	1,007,967	UBS AG	10/30/14	USD	1,324,581	(51,239)
EUR	619,892	Westpac Banking Corp.	10/30/14	USD	803,026	(19,930)
EUR	281,034	Citibank N.A.	12/29/14	USD	361,905	(6,719)
GBP	1,156,697	BNP Paribas S.A.	10/30/14	USD	1,887,508	(12,784)
GBP	500,686	Citibank N.A.	10/30/14	USD	857,122	(45,631)
GBP	1,242,636	Goldman Sachs International	10/30/14	USD	2,026,569	(12,559)
GBP	291,872	Royal Bank of Canada	10/30/14	USD	476,480	(3,427)
GBP	479,074	Westpac Banking Corp.	10/30/14	USD	786,089	(9,629)
GBP	396,660	Barclays Bank plc	12/29/14	USD	645,993	(3,445)
HKD	33,631,742	Citibank N.A.	10/30/14	USD	4,338,879	(7,890)
HKD	21,056,089	UBS AG	12/29/14	USD	2,716,217	(4,920)
JPY	81,276,864	Australia & New Zealand Banking Group, Ltd.	10/30/14	USD	746,941	(5,732)
JPY	471,968,129	Australia & New Zealand Banking Group, Ltd.	10/30/14	USD	4,331,564	(27,422)
JPY	140,320,000	Citibank N.A.	10/30/14	USD	1,382,659	(103,002)
JPY	182,317,800	Citibank N.A.	10/30/14	USD	1,791,580	(128,922)
JPY	101,125,000	Goldman Sachs International	10/30/14	USD	964,125	(41,909)
JPY	120,990,000	Morgan Stanley & Co International PLC	10/30/14	USD	1,190,673	(87,297)
JPY	127,715,546	UBS AG	12/29/14	USD	1,177,007	(11,456)
SEK	32,380,713	Societe Generale	10/30/14	USD	4,545,408	(58,565)
SEK	19,803,341	HSBC Bank plc	12/29/14	USD	2,769,113	(25,424)
SGD	7,225,350	Australia & New Zealand Banking Group, Ltd.	10/30/14	USD	5,820,980	(157,226)
SGD	1,444,883	Morgan Stanley & Co International PLC	10/30/14	USD	1,163,050	(30,446)
SGD	2,585,352	UBS AG	12/29/14	USD	2,042,868	(16,317)

Contracts to Deliver
AUD	1,500,000	Citibank N.A.	10/30/14	USD	1,397,372	$86,646
CAD	1,279,083	UBS AG	12/29/14	USD	1,152,607	12,904
CHF	1,706,611	HSBC Bank plc	10/30/14	USD	1,902,449	114,451

MIST-135

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	7,529,502	Societe Generale	10/30/14	USD	8,034,597	$146,017
CHF	839,583	Goldman Sachs International	12/29/14	USD	899,590	19,366
CHF	4,584,107	HSBC Bank plc	12/29/14	USD	4,881,112	75,107
DKK	1,897,886	HSBC Bank plc	12/29/14	USD	327,786	5,585
EUR	6,755,657	Australia & New Zealand Banking Group, Ltd.	10/30/14	USD	9,083,589	549,316
EUR	1,474,048	Credit Suisse International	10/30/14	USD	1,959,279	97,147
EUR	640,097	Morgan Stanley & Co International PLC	10/30/14	USD	845,217	36,596
EUR	58,227,443	Societe Generale	10/30/14	USD	78,775,617	5,218,171
EUR	7,567,873	Societe Generale	10/30/14	USD	9,750,917	190,590
EUR	4,227,029	Westpac Banking Corp.	10/30/14	USD	5,659,756	319,843
EUR	3,755,665	Deutsche Bank AG	12/29/14	USD	4,827,486	80,883
GBP	616,310	Australia & New Zealand Banking, Ltd.	10/30/14	USD	1,044,991	46,102
GBP	7,073,981	Royal Bank of Canada	10/30/14	USD	12,084,269	619,069
GBP	2,837,257	Westpac Banking Corp.	10/30/14	USD	4,641,072	42,569
GBP	435,062	HSBC Bank plc	12/29/14	USD	713,200	8,444
GBP	226,702	Westpac Banking Corp.	12/29/14	USD	371,771	4,537
JPY	238,879,165	BNP Paribas S.A.	10/30/14	USD	2,182,896	4,423
JPY	943,970,594	Morgan Stanley & Co International PLC	10/30/14	USD	9,305,920	697,321
JPY	339,442,905	Royal Bank of Canada	10/30/14	USD	3,113,941	18,370
JPY	329,287,415	Royal Bank of Canada	10/30/14	USD	3,020,778	17,821
JPY	81,080,772	Standard Chartered Bank	10/30/14	USD	739,788	367
JPY	266,482,690	Westpac Banking Corp.	10/30/14	USD	2,454,184	23,979
NOK	33,112,925	Societe Generale	10/30/14	USD	5,225,364	76,429
NOK	7,462,745	HSBC Bank plc	12/29/14	USD	1,168,771	10,811
SGD	458,705	Societe Generale	10/30/14	USD	362,090	2,524
SGD	13,600,943	Westpac Banking Corp.	10/30/14	USD	10,950,893	289,486

Cross Currency Contracts to Buy
HKD	5,069,078	HSBC Bank plc	12/29/14	GBP	399,239	5,996

Net Unrealized Appreciation						$7,115,743

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum Futures	03/16/15	80	USD	4,182,210	$(232,210)
Aluminum HG Futures	11/19/14	110	USD	5,196,626	161,749
Brent Crude Oil Futures	05/14/15	33	USD	3,307,305	(97,725)
Coffee Futures	12/18/14	29	USD	2,002,509	100,172
Coffee Futures	12/29/14	42	USD	3,260,060	(102,185)
Corn Futures	03/13/15	176	USD	3,361,962	(427,162)
Cotton No. 2 Futures	03/09/15	20	USD	663,413	(58,913)
Euro Stoxx 50 Index Futures	12/19/14	405	EUR	12,936,605	147,202
Gasoline RBOB Futures	10/31/14	17	USD	1,826,062	(85,829)
Gold 100oz Futures	12/29/14	51	USD	6,633,703	(454,543)
Lean Hogs Futures	12/12/14	30	USD	1,120,252	14,049
Live Cattle Futures	12/31/14	32	USD	2,025,428	67,052
MSCI EAFE Mini Index Futures	12/19/14	357	USD	33,802,208	(963,563)
MSCI Emerging Markets Mini Index Futures	12/19/14	100	USD	5,008,605	4,895
Natural Gas Futures	10/29/14	80	USD	3,260,209	36,591
Natural Gas Futures	02/25/15	40	USD	1,791,224	(129,224)
New York Harbor ULSD Heating Oil Futures	10/31/14	17	USD	2,057,797	(165,340)
Nickel Futures	11/19/14	19	USD	2,149,178	(293,144)
Nickel Futures	01/19/15	14	USD	1,448,701	(76,897)

MIST-136

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index Futures	12/19/14	2,997	USD	297,747,547	$(3,217,372)
Silver Futures	12/29/14	23	USD	2,396,470	(434,915)
Soybean Futures	03/13/15	48	USD	2,608,109	(376,709)
Soybean Meal Futures	12/12/14	35	USD	1,347,557	(301,407)
Soybean Oil Futures	03/13/15	67	USD	1,536,678	(213,294)
Sugar No. 11 Futures	02/27/15	106	USD	2,086,555	(133,611)
TOPIX Index Futures	12/11/14	134	JPY	1,743,440,500	310,641
U.S. Treasury Long Bond Futures	12/19/14	62	USD	8,623,424	(73,235)
U.S. Treasury Note 10 Year Futures	12/19/14	102	USD	12,713,522	(178)
U.S. Treasury Note 2 Year Futures	12/31/14	25	USD	5,471,926	(832)
WTI Light Sweet Crude Oil Futures	10/20/14	23	USD	2,269,240	(172,560)
WTI Light Sweet Crude Oil Futures	11/20/14	26	USD	2,363,988	(16,968)
WTI Light Sweet Crude Oil Futures	11/19/15	8	USD	743,381	(46,901)
Wheat Futures	12/12/14	21	USD	660,989	(100,814)
Wheat Futures	03/13/15	58	USD	1,411,264	11,186
Zinc Futures	01/19/15	34	USD	1,806,177	141,598

Futures Contracts—Short
Aluminum Futures	03/16/15	(23)	USD	(1,194,877)	$59,252
Aluminum HG Futures	11/19/14	(110)	USD	(5,525,882)	167,507
FTSE 100 Index Futures	12/19/14	(219)	GBP	(14,890,412)	687,963
Hang Seng Index Futures	10/30/14	(100)	HKD	(116,639,350)	327,031
Nickel Futures	11/19/14	(19)	USD	(2,006,013)	149,979
U.S. Treasury Note 10 Year Futures	12/19/14	(93)	USD	(11,613,607)	22,029
U.S. Treasury Ultra Long Bond Futures	12/19/14	(27)	USD	(4,140,266)	22,766
Zinc Futures	01/19/15	(9)	USD	(520,401)	4,814

Net Unrealized Depreciation					$(5,739,055)

Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	2.570%	07/23/24	USD	156,300,000	$(908,103)
Pay	3-Month USD-LIBOR	2.560%	08/27/24	USD	205,000,000	(1,554,248)
Pay	3-Month USD-LIBOR	2.742%	09/16/24	USD	131,300,000	1,098,928

Total						$(1,363,423)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-137

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,586,961	$5,075,407	$—	$9,662,368
Air Freight & Logistics	—	2,459,684	—	2,459,684
Airlines	1,329,703	1,455,952	—	2,785,655
Auto Components	232,166	9,899,612	—	10,131,778
Automobiles	3,060,492	16,351,910	—	19,412,402
Banks	21,505,464	47,320,634	—	68,826,098
Beverages	5,454,293	5,252,311	—	10,706,604
Biotechnology	5,045,344	—	—	5,045,344
Building Products	419,695	3,186,132	—	3,605,827
Capital Markets	4,622,497	5,312,310	—	9,934,807
Chemicals	2,307,089	4,211,638	—	6,518,727
Commercial Services & Supplies	152,429	1,200,164	—	1,352,593
Communications Equipment	3,490,351	—	—	3,490,351
Construction & Engineering	1,595,818	—	—	1,595,818
Construction Materials	235,058	789,229	—	1,024,287
Consumer Finance	707,645	—	—	707,645
Containers & Packaging	443,192	464,561	—	907,753
Distributors	—	291,680	—	291,680
Diversified Financial Services	2,275,382	4,939,616	—	7,214,998
Diversified Telecommunication Services	2,473,427	8,735,260	—	11,208,687
Electric Utilities	3,268,594	—	—	3,268,594
Electrical Equipment	2,171,076	4,270,825	—	6,441,901
Electronic Equipment, Instruments & Components	466,925	5,070,988	—	5,537,913
Energy Equipment & Services	3,559,619	555,860	—	4,115,479
Food & Staples Retailing	5,190,919	5,891,128	—	11,082,047
Food Products	2,819,308	11,172,818	—	13,992,126
Gas Utilities	140,405	—	—	140,405
Health Care Equipment & Supplies	3,609,133	1,921,242	—	5,530,375
Health Care Providers & Services	3,071,744	—	—	3,071,744
Hotels, Restaurants & Leisure	1,658,238	6,219,055	—	7,877,293
Household Durables	1,028,734	5,628,773	—	6,657,507
Household Products	3,224,923	369,471	—	3,594,394
Industrial Conglomerates	1,170,578	4,129,996	—	5,300,574
Insurance	4,522,457	27,368,492	—	31,890,949
Internet & Catalog Retail	1,649,156	—	—	1,649,156
Internet Software & Services	7,528,126	1,408,758	—	8,936,884
IT Services	8,432,074	1,470,834	—	9,902,908

MIST-138

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Machinery	$2,402,721	$1,177,891	$—	$3,580,612
Media	6,843,186	6,585,504	—	13,428,690
Metals & Mining	4,095,642	4,507,968	—	8,603,610
Multi-Utilities	2,197,991	5,781,039	—	7,979,030
Multiline Retail	1,015,222	3,755,766	—	4,770,988
Oil, Gas & Consumable Fuels	13,178,040	23,165,008	—	36,343,048
Paper & Forest Products	—	1,396,999	—	1,396,999
Personal Products	237,161	—	—	237,161
Pharmaceuticals	9,491,384	43,105,118	—	52,596,502
Real Estate Investment Trusts	4,058,084	4,864,028	—	8,922,112
Real Estate Management & Development	—	5,192,960	—	5,192,960
Road & Rail	3,935,313	—	—	3,935,313
Semiconductors & Semiconductor Equipment	6,872,797	1,789,501	—	8,662,298
Software	6,694,197	4,355,620	—	11,049,817
Specialty Retail	5,567,421	1,766,797	—	7,334,218
Technology Hardware, Storage & Peripherals	8,832,579	—	—	8,832,579
Textiles, Apparel & Luxury Goods	1,332,271	1,942,734	—	3,275,005
Tobacco	1,954,896	6,984,787	—	8,939,683
Trading Companies & Distributors	610,754	2,171,833	—	2,782,587
Transportation Infrastructure	895,710	—	—	895,710
Wireless Telecommunication Services	1,565,234	7,312,728	—	8,877,962
Total Common Stocks	195,229,618	318,280,621	—	513,510,239
Total Corporate Bonds & Notes*	—	372,963,532	—	372,963,532
Total Convertible Bonds*	—	274,460,700	—	274,460,700
Total U.S. Treasury & Government Agencies*	—	43,298,921	—	43,298,921
Total Convertible Preferred Stocks*	17,491,296	—	—	17,491,296
Preferred Stocks
Automobiles	—	371,406	—	371,406
Capital Markets	212,895	—	—	212,895
Household Products	—	1,798,633	—	1,798,633
Machinery	233,475	—	—	233,475
Total Preferred Stocks	446,370	2,170,039	—	2,616,409
Total Foreign Government*	—	2,128,176	—	2,128,176
Total Municipals	—	1,895,297	—	1,895,297
Short-Term Investments
Mutual Fund	149,799,020	—	—	149,799,020
U.S. Treasury	—	4,009,848	—	4,009,848
Repurchase Agreement	—	316,337,438	—	316,337,438
Total Short-Term Investments	149,799,020	320,347,286	—	470,146,306
Total Investments	$362,966,304	$1,335,544,572	$—	$1,698,510,876

Collateral for Securities Loaned (Liability)	$—	$(149,799,020)	$—	$(149,799,020)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$8,820,870	$—	$8,820,870
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,705,127)	—	(1,705,127)
Total Forward Contracts	$—	$7,115,743	$—	$7,115,743
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,436,476	$—	$—	$2,436,476
Futures Contracts (Unrealized Depreciation)	(8,175,531)	—	—	(8,175,531)
Total Futures Contracts	$(5,739,055)	$—	$—	$(5,739,055)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,098,928	$—	$1,098,928
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(2,462,351)	—	(2,462,351)
Total Centrally Cleared Swap Contracts	$—	$(1,363,423)	$—	$(1,363,423)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-139

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—96.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
AAR Corp. (a)	219,900	$5,310,585
Engility Holdings, Inc. (b)	83,600	2,605,812

		7,916,397

Airlines—0.6%
Alaska Air Group, Inc.	31,400	1,367,156
Republic Airways Holdings, Inc. (b)	101,000	1,122,110
SkyWest, Inc. (a)	178,200	1,386,396

		3,875,662

Auto Components—1.2%
Dana Holding Corp. (a)	309,100	5,925,447
Fuel Systems Solutions, Inc. (a) (b)	42,900	382,239
Spartan Motors, Inc.	25,500	119,085
Stoneridge, Inc. (b)	95,900	1,080,793
Superior Industries International, Inc.	24,200	424,226

		7,931,790

Banks—14.2%
1st Source Corp. (a)	38,001	1,082,268
1st United Bancorp, Inc.	8,900	75,828
American National Bankshares, Inc. (a)	2,600	59,150
Bancfirst Corp. (a)	28,000	1,751,680
BancorpSouth, Inc. (a)	144,400	2,908,216
Bank of Hawaii Corp.	63,300	3,596,073
Banner Corp.	23,900	919,433
BBCN Bancorp, Inc.	136,600	1,992,994
Bridge Capital Holdings (b)	7,500	170,550
Capital Bank Financial Corp. - Class A (b)	79,600	1,900,848
Cascade Bancorp (b)	32,871	165,999
Cathay General Bancorp (a)	79,700	1,978,951
Central Pacific Financial Corp.	139,701	2,504,839
Century Bancorp, Inc. - Class A	3,200	110,784
Chemical Financial Corp.	28,000	752,920
Citizens & Northern Corp. (a)	7,600	144,400
City Holding Co. (a)	55,909	2,355,446
CoBiz Financial, Inc.	37,940	424,169
Columbia Banking System, Inc.	21,200	525,972
Community Bank System, Inc. (a)	52,400	1,760,116
Community Trust Bancorp, Inc.	47,216	1,587,874
ConnectOne Bancorp, Inc.	8,206	156,324
East West Bancorp, Inc.	6,428	218,552
Financial Institutions, Inc.	26,999	606,937
First Bancorp (a)	11,800	189,036
First Bancorp/ Puerto Rico (b)	494,200	2,347,450
First Busey Corp.	160,700	895,099
First Citizens BancShares, Inc. - Class A	3,200	693,216
First Commonwealth Financial Corp.	512,300	4,298,197
First Community Bancshares, Inc.	9,600	137,184
First Financial Bankshares, Inc. (a)	29,200	811,468
First Interstate Bancsystem, Inc.	44,900	1,192,993
Flushing Financial Corp.	61,000	1,114,470
FNB Corp. (a)	179,900	2,157,001
Glacier Bancorp, Inc. (a)	82,100	2,123,106
Great Southern Bancorp, Inc.	14,200	430,828

Banks—(Continued)
Guaranty Bancorp (a)	10,300	139,153
Hancock Holding Co.	128,600	4,121,630
Heartland Financial USA, Inc.	21,083	503,462
Heritage Financial Corp.	9,434	149,435
Hudson Valley Holding Corp. (a)	20,232	367,211
Lakeland Bancorp, Inc.	24,045	234,679
Lakeland Financial Corp.	10,900	408,750
MainSource Financial Group, Inc.	78,104	1,347,294
MB Financial, Inc.	46,400	1,284,352
Metro Bancorp, Inc. (b)	22,900	555,325
National Penn Bancshares, Inc.	18,300	177,693
OFG Bancorp	217,645	3,260,322
OmniAmerican Bancorp, Inc.	14,644	380,598
Pacific Continental Corp.	30,385	390,447
PacWest Bancorp	60,200	2,482,046
Preferred Bank (b)	6,800	153,136
Republic Bancorp, Inc. - Class A	7,700	182,413
S&T Bancorp, Inc. (a)	8,500	199,410
Sierra Bancorp (a)	6,800	113,968
Simmons First National Corp. - Class A	29,200	1,124,784
Southwest Bancorp, Inc.	64,300	1,054,520
Stock Yards Bancorp, Inc.	4,900	147,490
Suffolk Bancorp	6,800	131,988
Susquehanna Bancshares, Inc.	282,600	2,826,000
TCF Financial Corp.	170,400	2,646,312
Tompkins Financial Corp. (a)	15,359	677,025
Trustmark Corp. (a)	55,600	1,280,746
UMB Financial Corp. (a)	72,300	3,943,965
Umpqua Holdings Corp.	230,461	3,795,693
Union Bankshares Corp.	169,574	3,917,159
Valley National Bancorp (a)	24,000	232,560
Washington Trust Bancorp, Inc. (a)	14,700	484,953
Webster Financial Corp.	43,200	1,258,848
West Bancorp, Inc. (a)	16,220	229,189
Westamerica Bancorp (a)	69,900	3,251,748
Wilshire Bancorp, Inc.	267,800	2,471,794

		90,066,469

Biotechnology—1.6%
Agios Pharmaceuticals, Inc. (a) (b)	32,200	1,975,470
Applied Genetic Technologies Corp. (a) (b)	9,400	174,934
Ardelyx, Inc. (b)	31,200	443,352
Auspex Pharmaceuticals, Inc. (b)	43,300	1,111,511
Avalanche Biotechnologies, Inc. (a) (b)	9,600	328,224
Cara Therapeutics, Inc. (a) (b)	37,300	312,947
Dicerna Pharmaceuticals, Inc. (a) (b)	21,800	277,514
Eleven Biotherapeutics, Inc. (b)	32,200	358,708
Epizyme, Inc. (a) (b)	15,900	431,049
Foundation Medicine, Inc. (a) (b)	7,700	145,992
Immune Design Corp. (a) (b)	18,500	326,710
Insmed, Inc. (a) (b)	55,800	728,190
Karyopharm Therapeutics, Inc. (a) (b)	7,400	258,556
Kite Pharma, Inc. (a) (b)	13,800	393,300
MacroGenics, Inc. (b)	18,300	382,470
Radius Health, Inc. (b)	50,500	1,060,500
Sage Therapeutics, Inc. (b)	6,300	198,450

MIST-140

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Ultragenyx Pharmaceutical, Inc. (a) (b)	14,900	$843,340
Verastem, Inc. (a) (b)	45,100	384,252
Zafgen, Inc. (a) (b)	13,000	255,450

		10,390,919

Building Products—0.6%
Gibraltar Industries, Inc. (a) (b)	163,100	2,232,839
PGT, Inc. (b)	61,300	571,316
Trex Co., Inc. (a) (b)	27,600	954,132

		3,758,287

Capital Markets—1.2%
Arlington Asset Investment Corp. - Class A (a)	39,900	1,013,859
Cowen Group, Inc. - Class A (b)	279,700	1,048,875
GAMCO Investors, Inc. - Class A (a)	13,285	939,781
Investment Technology Group, Inc. (b)	177,900	2,803,704
Janus Capital Group, Inc. (a)	26,000	378,040
Oppenheimer Holdings, Inc. - Class A	21,709	439,607
Piper Jaffray Cos. (a) (b)	18,400	961,216

		7,585,082

Chemicals—1.3%
Minerals Technologies, Inc.	76,900	4,745,499
Olin Corp. (a)	108,200	2,732,050
Tredegar Corp.	56,925	1,047,989

		8,525,538

Commercial Services & Supplies—3.4%
ABM Industries, Inc.	67,800	1,741,782
ACCO Brands Corp. (b)	445,700	3,075,330
ARC Document Solutions, Inc. (b)	290,171	2,350,385
Cenveo, Inc. (a) (b)	725,807	1,792,743
Ennis, Inc.	9,600	126,432
G&K Services, Inc. - Class A	18,800	1,041,144
HNI Corp. (a)	45,500	1,637,545
Kimball International, Inc. - Class B	28,400	427,420
Performant Financial Corp. (a) (b)	33,800	273,104
Quad/Graphics, Inc.	111,707	2,150,360
RR Donnelley & Sons Co. (a)	64,360	1,059,366
Steelcase, Inc. - Class A	97,000	1,570,430
United Stationers, Inc.	116,900	4,391,933

		21,637,974

Communications Equipment—1.6%
Black Box Corp.	80,492	1,877,073
Calix, Inc. (b)	32,400	310,068
Comtech Telecommunications Corp.	59,182	2,198,611
Emulex Corp. (a) (b)	270,200	1,334,788
Harmonic, Inc. (a) (b)	148,400	940,856
Polycom, Inc. (b)	264,300	3,246,926

		9,908,322

Construction & Engineering—1.4%
Argan, Inc.	94,650	3,159,417

Construction & Engineering—(Continued)
Comfort Systems USA, Inc.	54,300	735,765
EMCOR Group, Inc.	118,000	4,715,280

		8,610,462

Consumer Finance—0.9%
Nelnet, Inc. - Class A	42,500	1,831,325
World Acceptance Corp. (a) (b)	56,700	3,827,250

		5,658,575

Containers & Packaging—0.6%
Graphic Packaging Holding Co. (b)	243,500	3,026,705
Myers Industries, Inc.	57,300	1,010,772

		4,037,477

Distributors—0.1%
VOXX International Corp. (b)	34,200	318,060

Diversified Consumer Services—0.5%
2U, Inc. (a) (b)	30,700	478,613
Chegg, Inc. (a) (b)	19,500	121,680
K12, Inc. (b)	52,300	834,708
Regis Corp.	100,800	1,608,768

		3,043,769

Diversified Financial Services—0.1%
Marlin Business Services Corp.	36,974	677,364

Diversified Telecommunication Services—0.7%
Fairpoint Communications, Inc. (b)	44,700	678,099
Inteliquent, Inc.	213,500	2,658,075
magicJack VocalTec, Ltd. (a) (b)	17,849	175,813
Vonage Holdings Corp. (b)	206,900	678,632

		4,190,619

Electric Utilities—2.2%
El Paso Electric Co.	114,605	4,188,813
PNM Resources, Inc.	54,900	1,367,559
Portland General Electric Co. (a)	237,400	7,625,288
Unitil Corp.	20,000	621,800

		13,803,460

Electrical Equipment—0.1%
GrafTech International, Ltd. (a) (b)	22,919	104,969
LSI Industries, Inc.	54,665	331,817
Polypore International, Inc. (a) (b)	6,900	268,479

		705,265

Electronic Equipment, Instruments & Components—2.0%
Anixter International, Inc.	6,700	568,428
Benchmark Electronics, Inc. (b)	147,500	3,275,975
Coherent, Inc. (b)	37,200	2,282,964
Insight Enterprises, Inc. (b)	63,500	1,437,005
Multi-Fineline Electronix, Inc. (b)	5,400	50,490
Newport Corp. (b)	60,000	1,063,200

MIST-141

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
ScanSource, Inc. (b)	39,200	$1,355,928
Tech Data Corp. (b)	30,500	1,795,230
Vishay Intertechnology, Inc. (a)	54,700	781,663

		12,610,883

Energy Equipment & Services—3.0%
Dawson Geophysical Co.	26,162	475,625
Exterran Holdings, Inc. (a)	94,200	4,174,002
Helix Energy Solutions Group, Inc. (a) (b)	285,100	6,289,306
Key Energy Services, Inc. (b)	19,300	93,412
Mitcham Industries, Inc. (b)	18,000	198,900
Natural Gas Services Group, Inc. (b)	14,137	340,278
Parker Drilling Co. (b)	119,700	591,318
Pioneer Energy Services Corp. (b)	258,700	3,626,974
SEACOR Holdings, Inc. (a) (b)	43,100	3,223,880

		19,013,695

Food & Staples Retailing—1.2%
Pantry, Inc. (The) (b)	44,215	894,469
Rite Aid Corp. (b)	991,200	4,797,408
Roundy’s, Inc. (a)	46,732	139,729
Smart & Final Stores, Inc. (b)	70,300	1,014,429
SpartanNash Co.	32,700	636,015

		7,482,050

Food Products—1.0%
Chiquita Brands International, Inc. (a) (b)	168,700	2,395,540
Farmer Bros Co. (a) (b)	9,400	272,130
Fresh Del Monte Produce, Inc.	40,000	1,276,000
John B Sanfilippo & Son, Inc.	3,000	97,080
Pinnacle Foods, Inc.	58,400	1,906,760
Sanderson Farms, Inc. (a)	2,100	184,695
Seneca Foods Corp. - Class A (b)	8,200	234,520

		6,366,725

Gas Utilities—1.6%
AGL Resources, Inc.	32,800	1,683,952
Chesapeake Utilities Corp.	11,850	493,671
Laclede Group, Inc. (The) (a)	99,339	4,609,330
Piedmont Natural Gas Co., Inc.	17,700	593,481
Southwest Gas Corp. (a)	58,100	2,822,498

		10,202,932

Health Care Equipment & Supplies—1.5%
Inogen, Inc. (a) (b)	15,700	323,577
NuVasive, Inc. (b)	34,600	1,206,502
PhotoMedex, Inc. (a) (b)	156,980	973,276
Roka Bioscience, Inc. (b)	29,400	295,470
SurModics, Inc. (a) (b)	78,986	1,434,386
Symmetry Medical, Inc. (b)	80,900	816,281
Thoratec Corp. (b)	152,200	4,068,306
TriVascular Technologies, Inc. (a) (b)	14,600	211,408

		9,329,206

Health Care Providers & Services—1.6%
Amedisys, Inc. (a) (b)	86,100	1,736,637
Centene Corp. (b)	24,300	2,009,853
Cross Country Healthcare, Inc. (b)	256,500	2,382,885
HealthEquity, Inc. (b)	9,400	172,114
LHC Group, Inc. (a) (b)	37,300	865,360
PharMerica Corp. (b)	73,200	1,788,276
Triple-S Management Corp. - Class B (b)	43,400	863,660
Trupanion, Inc. (b)	31,800	270,300

		10,089,085

Health Care Technology—0.2%
Imprivata, Inc. (b)	8,700	135,024
MedAssets, Inc. (b)	56,631	1,173,394

		1,308,418

Hotels, Restaurants & Leisure—0.5%
Biglari Holdings, Inc. (b)	1,621	550,751
Einstein Noah Restaurant Group, Inc.	22,522	454,044
Isle of Capri Casinos, Inc. (b)	83,741	628,057
Jack in the Box, Inc.	7,300	497,787
Ruth’s Hospitality Group, Inc.	105,400	1,163,616
Scientific Games Corp. - Class A (a) (b)	12,700	136,779

		3,431,034

Household Durables—0.6%
CSS Industries, Inc.	38,551	934,862
GoPro, Inc. - Class A (a) (b)	10,600	993,220
Leggett & Platt, Inc. (a)	36,700	1,281,564
Lifetime Brands, Inc. (a)	12,200	186,782
NACCO Industries, Inc. - Class A	5,800	288,434
Skullcandy, Inc. (b)	30,832	240,181

		3,925,043

Household Products—0.2%
Central Garden and Pet Co. - Class A (b)	192,964	1,551,430

Independent Power and Renewable Electricity Producers—0.5%
Atlantic Power Corp. (a)	633,900	1,508,682
Dynegy, Inc. (a) (b)	56,700	1,636,362
TerraForm Power, Inc. - Class A (b)	10,000	288,600

		3,433,644

Insurance—4.8%
American Equity Investment Life Holding Co. (a)	147,900	3,383,952
Arch Capital Group, Ltd. (b)	13,156	719,896
Argo Group International Holdings, Ltd.	43,240	2,175,404
CNO Financial Group, Inc.	367,800	6,237,888
Global Indemnity plc (b)	4,500	113,535
Hallmark Financial Services, Inc. (a) (b)	28,521	294,052
Horace Mann Educators Corp.	90,611	2,583,320
Meadowbrook Insurance Group, Inc. (a)	85,200	498,420
Platinum Underwriters Holdings, Ltd.	79,700	4,851,339
Primerica, Inc. (a)	41,900	2,020,418
ProAssurance Corp.	67,700	2,983,539

MIST-142

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
StanCorp Financial Group, Inc.	24,600	$1,554,228
Symetra Financial Corp.	122,100	2,848,593

		30,264,584

Internet & Catalog Retail—0.3%
Coupons.com, Inc. (a) (b)	15,800	188,968
Orbitz Worldwide, Inc. (b)	182,500	1,436,275

		1,625,243

Internet Software & Services—0.7%
Amber Road, Inc. (a) (b)	11,700	202,878
Benefitfocus, Inc. (a) (b)	39,500	1,064,130
EarthLink Holdings Corp.	239,800	820,116
Five9, Inc. (a) (b)	19,600	128,184
IntraLinks Holdings, Inc. (b)	242,148	1,961,399
OPOWER, Inc. (a) (b)	1,100	20,746
Q2 Holdings, Inc. (a) (b)	1,900	26,600

		4,224,053

IT Services—2.1%
CSG Systems International, Inc.	50,400	1,324,512
EVERTEC, Inc.	13,400	299,356
Global Cash Access Holdings, Inc. (b)	24,100	162,675
Hackett Group, Inc. (The)	22,500	134,100
ManTech International Corp. - Class A	49,400	1,331,330
MoneyGram International, Inc. (b)	190,600	2,390,124
NeuStar, Inc. - Class A (b)	144,400	3,585,452
Sykes Enterprises, Inc. (b)	48,100	961,038
Unisys Corp. (a) (b)	143,100	3,349,971

		13,538,558

Machinery—3.1%
AGCO Corp.	36,700	1,668,382
Briggs & Stratton Corp. (a)	208,900	3,764,378
Douglas Dynamics, Inc.	132,742	2,588,469
Federal Signal Corp.	77,100	1,020,804
FreightCar America, Inc.	20,600	685,980
Hurco Cos., Inc.	24,882	937,056
Hyster-Yale Materials Handling, Inc.	26,500	1,897,930
Kadant, Inc.	50,807	1,984,013
Mueller Water Products, Inc. - Class A	113,800	942,264
Standex International Corp.	34,457	2,554,642
Wabash National Corp. (a) (b)	71,400	951,048
Watts Water Technologies, Inc. - Class A	8,100	471,825

		19,466,791

Marine—0.5%
International Shipholding Corp. (a)	22,536	403,169
Matson, Inc.	99,900	2,500,497

		2,903,666

Media—0.5%
AH Belo Corp. - Class A	15,700	167,519
Entercom Communications Corp. - Class A (a) (b)	69,960	561,779

Media—(Continued)
Journal Communications, Inc. - Class A (b)	132,447	1,116,528
Lee Enterprises, Inc. (a) (b)	109,600	370,448
McClatchy Co. (The) - Class A (b)	135,100	453,936
Saga Communications, Inc. - Class A	3,535	118,705
Sizmek, Inc. (b)	12,857	99,513
Townsquare Media, Inc. (a) (b)	23,900	287,278

		3,175,706

Metals & Mining—1.0%
A.M. Castle & Co. (a) (b)	73,400	626,836
Ampco-Pittsburgh Corp.	2,300	46,000
Coeur Mining, Inc. (b)	103,800	514,848
Olympic Steel, Inc. (a)	22,400	460,768
Schnitzer Steel Industries, Inc. - Class A (a)	15,300	367,965
Worthington Industries, Inc.	120,500	4,485,010

		6,501,427

Multi-Utilities—1.2%
Avista Corp. (a)	133,000	4,060,490
NorthWestern Corp. (a)	83,383	3,782,253

		7,842,743

Multiline Retail—0.9%
Bon-Ton Stores, Inc. (The) (a)	61,954	517,935
Dillard’s, Inc. - Class A (a)	48,000	5,231,040

		5,748,975

Oil, Gas & Consumable Fuels—3.9%
Adams Resources & Energy, Inc.	1,700	75,293
Cloud Peak Energy, Inc. (b)	300,700	3,794,834
Comstock Resources, Inc. (a)	104,500	1,945,790
Frontline, Ltd. (a) (b)	82,900	104,454
Midstates Petroleum Co., Inc. (a) (b)	174,900	883,245
Pacific Ethanol, Inc. (a) (b)	13,300	185,668
Penn Virginia Corp. (a) (b)	282,800	3,594,388
Renewable Energy Group, Inc. (a) (b)	45,700	463,855
REX American Resources Corp. (b)	41,500	3,024,520
Stone Energy Corp. (a) (b)	63,800	2,000,768
VAALCO Energy, Inc. (b)	364,000	3,094,000
W&T Offshore, Inc. (a)	106,500	1,171,500
Warren Resources, Inc. (b)	123,100	652,430
Western Refining, Inc.	90,000	3,779,100

		24,769,845

Paper & Forest Products—0.8%
Domtar Corp.	48,800	1,714,344
PH Glatfelter Co.	14,500	318,275
Resolute Forest Products, Inc. (b)	50,300	786,692
Schweitzer-Mauduit International, Inc.	56,300	2,325,753

		5,145,064

Pharmaceuticals—0.6%
Achaogen, Inc. (a) (b)	7,700	68,992
Amphastar Pharmaceuticals, Inc. (b)	77,100	898,215

MIST-143

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Catalent, Inc. (b)	47,400	$1,186,422
Egalet Corp. (a) (b)	21,000	119,700
Intersect ENT, Inc. (b)	8,100	125,550
Mallinckrodt plc (a) (b)	5,568	501,955
Revance Therapeutics, Inc. (a) (b)	23,000	444,590
ZS Pharma, Inc. (a) (b)	7,500	294,225

		3,639,649

Professional Services—1.5%
Barrett Business Services, Inc.	61,860	2,442,851
FTI Consulting, Inc. (b)	151,600	5,299,936
Paylocity Corp. (a) (b)	12,900	253,485
RPX Corp. (b)	69,400	952,862
VSE Corp.	17,500	857,850

		9,806,984

Real Estate Investment Trusts—12.8%
American Assets Trust, Inc.	8,900	293,433
Anworth Mortgage Asset Corp.	888,466	4,255,752
Apartment Investment & Management Co. - Class A	75,900	2,415,138
Ashford Hospitality Prime, Inc.	50,639	771,232
Ashford Hospitality Trust, Inc.	252,795	2,583,565
Capstead Mortgage Corp. (a)	418,558	5,123,150
CBL & Associates Properties, Inc.	161,800	2,896,220
Chambers Street Properties	186,900	1,407,357
Coresite Realty Corp. (a)	128,700	4,230,369
CubeSmart	212,000	3,811,760
CYS Investments, Inc. (a)	835,500	6,884,520
DCT Industrial Trust, Inc.	735,900	5,526,609
DiamondRock Hospitality Co.	122,900	1,558,372
Education Realty Trust, Inc.	101,400	1,042,392
EPR Properties	29,000	1,469,720
FelCor Lodging Trust, Inc.	273,869	2,563,414
First Industrial Realty Trust, Inc. (a)	48,600	821,826
First Potomac Realty Trust	188,200	2,211,350
Getty Realty Corp. (a)	31,836	541,212
Gladstone Commercial Corp. (a)	28,300	480,817
Glimcher Realty Trust	11,800	159,772
Government Properties Income Trust (a)	132,300	2,898,693
Highwoods Properties, Inc.	22,500	875,250
Home Properties, Inc.	25,400	1,479,296
Hospitality Properties Trust	61,500	1,651,275
LaSalle Hotel Properties (a)	30,600	1,047,744
LTC Properties, Inc.	38,100	1,405,509
Mid-America Apartment Communities, Inc.	5,632	369,741
Parkway Properties, Inc.	58,200	1,092,996
Pebblebrook Hotel Trust	49,600	1,852,064
Pennsylvania Real Estate Investment Trust	88,100	1,756,714
Potlatch Corp. (a)	117,400	4,720,654
PS Business Parks, Inc.	13,800	1,050,732
RAIT Financial Trust (a)	364,700	2,709,721
Redwood Trust, Inc.	59,700	989,826
Strategic Hotels & Resorts, Inc. (b)	29,300	341,345
Sunstone Hotel Investors, Inc.	166,900	2,306,558
Taubman Centers, Inc.	5,300	386,900
Urstadt Biddle Properties, Inc. - Class A	18,600	377,580

Real Estate Investment Trusts—(Continued)
Washington Real Estate Investment Trust (a)	113,600	2,883,168

		81,243,746

Real Estate Management & Development—1.1%
Alexander & Baldwin, Inc.	79,000	2,841,630
Forestar Group, Inc. (a) (b)	59,300	1,050,796
St. Joe Co. (The) (a) (b)	140,400	2,798,172

		6,690,598

Road & Rail—1.0%
AMERCO	1,800	471,402
ArcBest Corp. (a)	82,900	3,092,170
Celadon Group, Inc.	19,300	375,385
PAM Transportation Services, Inc. (b)	8,400	304,500
Quality Distribution, Inc. (b)	86,900	1,110,582
USA Truck, Inc. (a) (b)	42,100	738,013

		6,092,052

Semiconductors & Semiconductor Equipment—3.1%
Amkor Technology, Inc. (b)	182,400	1,533,984
DSP Group, Inc. (b)	108,487	962,279
First Solar, Inc. (a) (b)	39,700	2,612,657
GT Advanced Technologies, Inc. (a) (b)	55,500	601,065
IXYS Corp.	25,700	269,850
Pericom Semiconductor Corp. (b)	30,500	297,070
Photronics, Inc. (b)	118,000	949,900
RF Micro Devices, Inc. (a) (b)	220,400	2,543,416
Spansion, Inc. - Class A (b)	276,600	6,303,714
SunPower Corp. (a) (b)	52,100	1,765,148
Ultra Clean Holdings, Inc. (b)	48,800	436,760
Xcerra Corp. (b)	177,839	1,741,044

		20,016,887

Software—1.8%
A10 Networks, Inc. (a) (b)	70,400	641,344
Actuate Corp. (a) (b)	55,379	215,978
Aspen Technology, Inc. (b)	53,300	2,010,476
Fair Isaac Corp.	24,600	1,355,460
Globant S.A. (a) (b)	16,200	227,934
Paycom Software, Inc. (a) (b)	21,600	357,696
Rubicon Project, Inc. (The) (a) (b)	18,100	212,313
Take-Two Interactive Software, Inc. (a) (b)	160,900	3,711,963
TeleCommunication Systems, Inc. - Class A (b)	59,600	166,284
TiVo, Inc. (a) (b)	195,100	2,496,305
TubeMogul, Inc. (a) (b)	10,700	123,050
Varonis Systems, Inc. (a) (b)	6,200	130,820

		11,649,623

Specialty Retail—2.8%
Barnes & Noble, Inc. (b)	246,700	4,869,858
Brown Shoe Co., Inc.	118,700	3,220,331
Children’s Place, Inc. (The) (a)	104,600	4,985,236
Guess?, Inc.	85,300	1,874,041
hhgregg, Inc. (a) (b)	417,400	2,633,794

		17,583,260

MIST-144

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—0.3%
Avid Technology, Inc. (b)	178,584	$1,803,698
Quantum Corp. (a) (b)	255,400	296,264

		2,099,962

Textiles, Apparel & Luxury Goods—1.3%
Iconix Brand Group, Inc. (a) (b)	177,100	6,542,074
Unifi, Inc. (b)	61,881	1,602,718

		8,144,792

Thrifts & Mortgage Finance—1.0%
BankFinancial Corp. (a)	8,485	88,074
Beneficial Mutual Bancorp, Inc. (b)	37,600	480,528
Charter Financial Corp.	71,600	766,120
ESB Financial Corp. (a)	11,500	134,320
First Financial Northwest, Inc.	12,400	126,604
Fox Chase Bancorp, Inc.	10,500	171,255
Kearny Financial Corp. (a) (b)	5,700	75,981
Northfield Bancorp, Inc.	37,700	513,474
OceanFirst Financial Corp.	21,800	346,838
Ocwen Financial Corp. (a) (b)	102,200	2,675,596
Territorial Bancorp, Inc.	6,200	125,798
United Financial Bancorp, Inc.	37,500	475,875
WSFS Financial Corp.	9,865	706,433

		6,686,896

Tobacco—0.7%
Alliance One International, Inc. (b)	73,000	143,810
Universal Corp. (a)	101,067	4,486,364

		4,630,174

Trading Companies & Distributors—0.7%
Applied Industrial Technologies, Inc.	95,598	4,364,049

Water Utilities—0.1%
California Water Service Group	24,900	558,756

Total Common Stocks (Cost $575,519,692)		609,799,719

U.S. Treasury & Government Agencies—0.4%

U.S. Treasury—0.4%
U.S. Treasury Notes 0.250%, 11/30/14 (c) (Cost $2,847,809)	2,845,000	2,845,888

Short-Term Investments—28.9%
Security Description	Shares/ Principal Amount*	Value

Mutual Fund—25.4%
State Street Navigator Securities Lending MET Portfolio (d)	161,136,946	161,136,946

Repurchase Agreement—3.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $21,980,549 on 10/01/14, collateralized by $22,395,000 U.S. Treasury Note at 0.250% due 08/15/15 with a value of $22,422,994.	21,980,549	21,980,549

Total Short-Term Investments (Cost $183,117,495)		183,117,495

Total Investments—125.3% (Cost $761,484,996) (e)		795,763,102
Other assets and liabilities (net)—(25.3)%		(160,686,997)

Net Assets—100.0%		$635,076,105

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $158,382,276 and the collateral received consisted of cash in the amount of $161,136,946 and non-cash collateral with a value of $4,333,415. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2014, the market value of securities pledged was $1,370,427.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2014, the aggregate cost of investments was $761,484,996. The aggregate unrealized appreciation and depreciation of investments were $79,712,062 and $(45,433,956), respectively, resulting in net unrealized appreciation of $34,278,106.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
Russell 2000 Mini Index Futures	12/19/14	221	USD	25,603,087	$(1,368,227)

(USD)—	United States Dollar

MIST-145

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$609,799,719	$—	$—	$609,799,719
Total U.S. Treasury & Government Agencies*	—	2,845,888	—	2,845,888
Short-Term Investments
Mutual Fund	161,136,946	—	—	161,136,946
Repurchase Agreement	—	21,980,549	—	21,980,549
Total Short-Term Investments	161,136,946	21,980,549	—	183,117,495
Total Investments	$770,936,665	$24,826,437	$—	$795,763,102

Collateral for securities loaned (Liability)	$—	$(161,136,946)	$—	$(161,136,946)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(1,368,227)	$—	$—	$(1,368,227)

*	See Schedule of Investments for additional detailed categorizations.

MIST-146

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—68.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.9%
Precision Castparts Corp.	37,945	$8,988,412
TransDigm Group, Inc.	60,373	11,128,555

		20,116,967

Auto Components—0.4%
Motherson Sumi Systems, Ltd.	298,124	1,907,284

Automobiles—0.5%
Suzuki Motor Corp.	81,600	2,707,728

Banks—5.5%
Bangkok Bank PCL	512,300	3,210,403
Citigroup, Inc.	175,130	9,075,236
HDFC Bank, Ltd.	296,860	4,437,519
M&T Bank Corp. (a)	47,493	5,855,412
Mitsubishi UFJ Financial Group, Inc.	1,022,200	5,786,197

		28,364,767

Beverages—3.4%
Anheuser-Busch InBev NV	69,147	7,670,441
Asahi Group Holdings, Ltd.	166,700	4,825,772
Diageo plc	179,010	5,175,891

		17,672,104

Biotechnology—1.4%
Gilead Sciences, Inc. (b)	67,960	7,234,342

Capital Markets—1.9%
Goldman Sachs Group, Inc. (The)	54,113	9,933,523

Chemicals—2.0%
Praxair, Inc.	42,450	5,476,050
Valspar Corp. (The)	61,367	4,847,379

		10,323,429

Communications Equipment—0.6%
QUALCOMM, Inc.	38,487	2,877,673

Construction Materials—0.4%
Siam Cement PCL (The)	164,900	2,275,850

Consumer Finance—1.3%
American Express Co.	79,042	6,919,337

Diversified Financial Services—1.5%
London Stock Exchange Group plc	248,334	7,506,347

Energy Equipment & Services—4.3%
Core Laboratories NV	30,476	4,460,162
National Oilwell Varco, Inc.	49,757	3,786,508
Oceaneering International, Inc.	85,357	5,562,716
Schlumberger, Ltd.	82,080	8,346,715

		22,156,101

Health Care Providers & Services—1.4%
UnitedHealth Group, Inc.	83,159	7,172,464

Hotels, Restaurants & Leisure—1.3%
Wyndham Worldwide Corp.	84,185	6,840,873

Insurance—3.4%
ACE, Ltd.	56,673	5,943,298
Legal & General Group plc	3,069,707	11,388,734

		17,332,032

Internet & Catalog Retail—3.6%
Amazon.com, Inc. (b)	19,790	6,381,088
Priceline Group, Inc. (The) (b)	10,445	12,101,368

		18,482,456

Internet Software & Services—4.8%
Alibaba Group Holding, Ltd. (ADR) (b)	81,114	7,206,979
Facebook, Inc. - Class A (b)	62,712	4,956,756
Google, Inc. - Class A (b)	10,834	6,374,834
Google, Inc. - Class C (b)	10,834	6,255,118

		24,793,687

IT Services—3.9%
CGI Group, Inc. - Class A (b)	255,800	8,642,771
HCL Technologies, Ltd.	201,860	5,604,203
Nomura Research Institute, Ltd.	179,100	5,797,547

		20,044,521

Machinery—1.4%
Atlas Copco AB - A Shares (a)	251,619	7,192,541

Oil, Gas & Consumable Fuels—2.2%
Gulfport Energy Corp. (b)	67,469	3,602,845
Noble Energy, Inc.	115,334	7,884,232

		11,487,077

Personal Products—1.2%
Hengan International Group Co., Ltd.	651,000	6,395,570

Pharmaceuticals—8.2%
Bayer AG	49,102	6,876,901
Genomma Lab Internacional S.A.B. de C.V. - Class B (a) (b)	2,716,106	6,511,940
Novo Nordisk A/S - Class B	150,581	7,174,941
Roche Holding AG	40,879	12,104,357
Valeant Pharmaceuticals International, Inc. (b)	71,698	9,406,778

		42,074,917

Road & Rail—1.4%
Genesee & Wyoming, Inc. - Class A (a) (b)	75,503	7,196,191

Semiconductors & Semiconductor Equipment—0.8%
Texas Instruments, Inc.	87,123	4,154,896

MIST-147

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—1.0%
FactSet Research Systems, Inc. (a)	41,585	$5,053,825

Specialty Retail—3.4%
AutoZone, Inc. (b)	18,896	9,630,535
Lowe’s Cos., Inc.	74,784	3,957,569
Signet Jewelers, Ltd. (a)	33,279	3,790,811

		17,378,915

Textiles, Apparel & Luxury Goods—1.2%
Luxottica Group S.p.A.	114,508	5,949,891

Trading Companies & Distributors—2.4%
Brenntag AG	112,061	5,502,006
WW Grainger, Inc. (a)	27,354	6,883,634

		12,385,640

Total Common Stocks (Cost $297,827,717)		353,930,948

Corporate Bonds & Notes—18.0%

Advertising—0.1%
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp. 5.250%, 02/15/22 (144A)	25,000	24,969
5.875%, 03/15/25 (144A)	55,000	55,275
Visant Corp. 10.000%, 10/01/17	100,000	89,250
WPP plc 6.000%, 04/04/17 (GBP)	160,000	284,640

		454,134

Aerospace/Defense—0.0%
TransDigm, Inc. 6.500%, 07/15/24 (144A)	76,000	75,715

Airlines—0.4%
Air Canada 7.625%, 10/01/19 (144A) (CAD)	470,000	446,940
Delta Air Lines Pass-Through Trust 8.021%, 08/10/22	1,128,882	1,317,969
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	74,168	83,068
8.000%, 10/01/19	37,065	41,513
United Continental Holdings, Inc. 6.375%, 06/01/18	305,000	319,488

		2,208,978

Auto Manufacturers—0.5%
Ford Motor Co. 6.625%, 10/01/28	1,675,000	2,059,816
Kia Motors Corp. 3.625%, 06/14/16 (144A)	300,000	311,395

		2,371,211

Auto Parts & Equipment—0.3%
Gajah Tunggal Tbk PT 7.750%, 02/06/18 (144A)	300,000	301,500
Goodyear Tire & Rubber Co. (The) 7.000%, 03/15/28	1,228,000	1,295,540

		1,597,040

Banks—3.1%
AIB Mortgage Bank 4.875%, 06/29/17 (EUR)	660,000	935,783
Banco de Credito e Inversiones 3.000%, 09/13/17 (144A) (a)	600,000	615,900
Banco do Brasil S.A. 3.875%, 10/10/22	300,000	278,250
Banco Latinoamericano de Comercio Exterior S.A. 3.750%, 04/04/17 (144A) (a)	625,000	648,437
Banco Santander Brasil S.A. 4.625%, 02/13/17 (144A)	400,000	417,500
Banco Santander Mexico S.A. 4.125%, 11/09/22 (144A)	150,000	150,750
Banco Votorantim S.A. 6.250%, 05/16/16 (144A) (BRL)	450,000	211,752
Bank of America Corp. 4.625%, 08/07/17 (EUR)	300,000	422,394
Barclays Bank plc 3.680%, 08/20/15 (KRW)	220,000,000	211,313
Canara Bank 6.365%, 11/28/21 (c)	200,000	205,453
Corpbanca S.A. 3.125%, 01/15/18	465,000	465,954
Export-Import Bank of Korea 3.000%, 05/22/18 (144A) (NOK)	1,700,000	269,417
Goldman Sachs Group, Inc. (The) 3.375%, 02/01/18 (CAD)	300,000	275,664
6.750%, 10/01/37	945,000	1,128,129
GTB Finance B.V. 6.000%, 11/08/18 (144A)	200,000	200,000
Hana Bank 4.000%, 11/03/16 (144A)	200,000	210,294
ICICI Bank, Ltd. 3.500%, 03/18/20 (144A) (a)	620,000	620,720
6.375%, 04/30/22 (144A) (a) (c)	300,000	312,900
Industrial Bank of Korea 2.375%, 07/17/17 (144A)	300,000	304,826
Itau Unibanco Holding S.A. 6.200%, 12/21/21 (144A) (a)	300,000	312,750
Macquarie Bank, Ltd. 5.000%, 02/22/17 (144A)	550,000	592,706
6.625%, 04/07/21 (144A)	500,000	569,735
Morgan Stanley 4.100%, 05/22/23	200,000	199,448
4.350%, 09/08/26	315,000	309,587
5.750%, 02/14/17 (GBP)	510,000	898,069

MIST-148

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley 7.250%, 05/26/15 (AUD)	300,000	$269,494
7.625%, 03/03/16 (AUD)	500,000	462,014
PKO Finance AB 4.630%, 09/26/22 (144A) (a)	450,000	467,438
Royal Bank of Scotland Group plc 6.000%, 12/19/23	470,000	492,719
Siam Commercial Bank PCL 3.500%, 04/07/19 (144A) (a)	420,000	428,190
Societe Generale S.A. 5.000%, 01/17/24 (144A)	485,000	488,268
Standard Chartered plc 3.625%, 11/23/22 (EUR)	250,000	337,863
State Bank of India 4.125%, 08/01/17 (144A)	300,000	312,714
TC Ziraat Bankasi A/S 4.250%, 07/03/19 (144A)	380,000	372,020
Turkiye Garanti Bankasi A/S 4.000%, 09/13/17 (144A)	300,000	301,932
Turkiye Is Bankasi 3.875%, 11/07/17 (144A)	400,000	399,200
UniCredit S.p.A. 6.950%, 10/31/22 (EUR)	300,000	445,581
Woori Bank Co., Ltd. 5.875%, 04/13/21 (144A)	200,000	226,534
Yapi ve Kredi Bankasi A/S 5.250%, 12/03/18 (144A)	360,000	366,660

		16,138,358

Beverages—0.0%
Crestview DS Merger Sub II, Inc. 10.000%, 09/01/21	125,000	138,125

Building Materials—0.1%
Atrium Windows & Doors, Inc. 7.750%, 05/01/19 (144A)	215,000	208,550
Cemex Finance LLC 6.000%, 04/01/24 (144A) (a)	265,000	264,258
Masco Corp. 6.500%, 08/15/32	30,000	30,000
7.750%, 08/01/29	200,000	229,158

		731,966

Chemicals—1.1%
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	200,000	204,600
Hercules, Inc. 6.500%, 06/30/29	10,000	8,900
Incitec Pivot Finance LLC 6.000%, 12/10/19 (144A)	80,000	89,948
Momentive Specialty Chemicals, Inc. 7.875%, 02/15/23 (d)	899,000	806,853
8.375%, 04/15/16 (d)	1,961,000	1,916,877
9.200%, 03/15/21 (d)	1,910,000	1,847,925

Chemicals—(Continued)
OCP S.A. 6.875%, 04/25/44 (144A)	495,000	532,224

		5,407,327

Coal—0.1%
Adaro Indonesia PT 7.625%, 10/22/19 (144A)	400,000	416,400

Commercial Services—0.1%
Cielo S.A. / Cielo USA, Inc. 3.750%, 11/16/22 (144A)	540,000	500,850
RR Donnelley & Sons Co. 7.000%, 02/15/22	255,000	269,025

		769,875

Diversified Financial Services—1.0%
CIMPOR Financial Operations B.V. 5.750%, 07/17/24 (144A)	410,000	396,675
General Motors Financial Co., Inc. 4.375%, 09/25/21 (a)	100,000	102,250
Jefferies Group LLC 5.125%, 01/20/23	50,000	53,145
6.250%, 01/15/36	175,000	184,205
6.450%, 06/08/27	50,000	56,021
6.875%, 04/15/21	480,000	559,342
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, 10/01/17	90,000	95,175
Nomura Holdings, Inc. 2.750%, 03/19/19	485,000	485,850
Old Mutual plc 8.000%, 06/03/21 (GBP)	280,000	516,093
SLM Corp. 5.500%, 01/25/23	555,000	533,494
5.625%, 08/01/33	975,000	821,437
Springleaf Finance Corp. 7.750%, 10/01/21	165,000	184,800
8.250%, 10/01/23	65,000	73,125
SUAM Finance B.V. 4.875%, 04/17/24 (144A) (a)	490,000	498,575
Unifin Financiera SAPI de C.V. SOFOM ENR 6.250%, 07/22/19 (144A)	385,000	375,375

		4,935,562

Electric—0.7%
AES Corp. 4.875%, 05/15/23	125,000	118,750
CEZ A/S 4.250%, 04/03/22 (144A)	400,000	420,494
DPL, Inc. 6.750%, 10/01/19 (144A)	131,000	133,293
Dubai Electricity & Water Authority 6.375%, 10/21/16 (144A)	200,000	219,950
8.500%, 04/22/15 (144A)	300,000	312,369

MIST-149

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
E.CL S.A. 5.625%, 01/15/21 (144A)	250,000	$273,763
Emgesa S.A. E.S.P 8.750%, 01/25/21 (144A) (COP)	1,210,000,000	646,709
Empresas Publicas de Medellin E.S.P. 8.375%, 02/01/21 (144A) (COP)	1,610,000,000	837,282
Transelec S.A. 4.250%, 01/14/25 (144A)	460,000	456,516

		3,419,126

Engineering & Construction—0.1%
AECOM Technology Corp. 5.750%, 10/15/22 (144A)	20,000	20,075
5.875%, 10/15/24 (144A)	20,000	20,125
Odebrecht Offshore Drilling Finance, Ltd. 6.750%, 10/01/22 (144A)	381,480	395,785
Sydney Airport Finance Co. Pty., Ltd. 5.125%, 02/22/21 (144A)	140,000	155,811

		591,796

Food—0.6%
BRF S.A. 3.950%, 05/22/23 (144A)	1,085,000	1,020,931
5.875%, 06/06/22 (144A)	200,000	216,000
7.750%, 05/22/18 (144A) (BRL)	480,000	171,586
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A) (a)	200,000	192,000
SUPERVALU, Inc. 6.750%, 06/01/21 (a)	1,415,000	1,393,775

		2,994,292

Forest Products & Paper—0.2%
Celulosa Arauco y Constitucion S.A. 4.750%, 01/11/22	400,000	404,643
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	388,323

		792,966

Gas—0.0%
China Resources Gas Group, Ltd. 4.500%, 04/05/22 (144A)	200,000	206,347

Healthcare-Services—1.8%
HCA, Inc. 7.050%, 12/01/27	80,000	80,400
7.500%, 11/06/33	5,060,000	5,313,000
7.580%, 09/15/25	375,000	408,750
7.690%, 06/15/25	755,000	830,500
7.750%, 07/15/36	1,420,000	1,540,700
Tenet Healthcare Corp. 6.875%, 11/15/31	910,000	878,150

		9,051,500

Holding Companies-Diversified—0.2%
Alfa S.A.B. de C.V. 5.250%, 03/25/24 (144A)	425,000	453,262
Hutchison Whampoa International 11, Ltd. 3.500%, 01/13/17 (144A)	200,000	209,368
Noble Group, Ltd. 6.750%, 01/29/20 (144A)	300,000	334,500

		997,130

Home Builders—0.1%
K Hovnanian Enterprises, Inc. 5.000%, 11/01/21	700,000	609,000
KB Home 4.750%, 05/15/19	100,000	97,250
Weyerhaeuser Real Estate Co. 4.375%, 06/15/19 (144A)	20,000	19,550

		725,800

Home Furnishings—0.1%
Arcelik A/S 5.000%, 04/03/23 (144A) (a)	300,000	282,000

Household Products/Wares—0.4%
Jarden Corp. 3.750%, 10/01/21 (144A) (EUR)	100,000	127,884
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/20	900,000	915,750
8.250%, 02/15/21 (a)	1,150,000	1,216,125

		2,259,759

Insurance—0.2%
Forethought Financial Group, Inc. 8.625%, 04/15/21 (144A)	820,000	932,168
Old Republic International Corp. 4.875%, 10/01/24	175,000	175,232

		1,107,400

Internet—0.1%
Baidu, Inc. 3.250%, 08/06/18	600,000	617,753

Iron/Steel—0.7%
ArcelorMittal 7.250%, 03/01/41	540,000	541,350
CSN Resources S.A. 6.500%, 07/21/20 (144A) (a)	100,000	102,200
GTL Trade Finance, Inc. 5.893%, 04/29/24 (144A) (a)	452,000	457,022
Hyundai Steel Co. 4.625%, 04/21/16 (144A)	400,000	416,494
Samarco Mineracao S.A. 4.125%, 11/01/22 (144A)	300,000	279,360
Tupy Overseas S.A. 6.625%, 07/17/24 (144A)	200,000	203,500

MIST-150

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Iron/Steel—(Continued)
United States Steel Corp. 7.500%, 03/15/22	290,000	$311,750
Vale Overseas, Ltd. 6.875%, 11/21/36	585,000	659,587
Vale S.A. 5.625%, 09/11/42 (a)	525,000	513,670

		3,484,933

Machinery-Diversified—0.0%
Cleaver-Brooks, Inc. 8.750%, 12/15/19 (144A)	65,000	70,363

Media—0.2%
Columbus International, Inc. 7.375%, 03/30/21 (144A)	200,000	208,000
Dex Media, Inc. 14.000%, 01/29/17 (e)	5,523	3,535
Grupo Televisa S.A.B. 7.250%, 05/14/43 (MXN)	6,000,000	375,896
Myriad International Holding B.V. 6.000%, 07/18/20 (144A)	200,000	217,000
VTR Finance B.V. 6.875%, 01/15/24 (144A)	200,000	207,000

		1,011,431

Mining—0.2%
Hecla Mining Co. 6.875%, 05/01/21	320,000	300,800
Minera y Metalurgica del Boleo S.A. de C.V. 2.875%, 05/07/19 (144A) (a)	480,000	484,818

		785,618

Multi-National—0.2%
Central American Bank for Economic Integration 3.875%, 02/09/17 (144A)	550,000	565,075
International Finance Corp. 7.800%, 06/03/19 (INR)	29,000,000	500,083

		1,065,158

Oil & Gas—1.3%
Ecopetrol S.A. 5.875%, 09/18/23	740,000	816,775
Halcon Resources Corp. 8.875%, 05/15/21	185,000	182,225
Korea National Oil Corp. 3.125%, 04/03/17 (144A)	200,000	206,620
NGC Corp. Capital Trust I 8.316%, 06/01/27 (f) (g)	520,000	0
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350%, 06/30/21 (144A)	175,000	180,075
Pacific Rubiales Energy Corp. 5.125%, 03/28/23 (144A)	570,000	544,521
5.625%, 01/19/25 (144A) (a)	235,000	225,823

Oil & Gas—(Continued)
Pertamina Persero PT 4.300%, 05/20/23 (144A)	1,115,000	1,056,462
Petrobras Global Finance B.V. 4.375%, 05/20/23 (a)	1,080,000	1,011,992
Petrobras International Finance Co. 5.750%, 01/20/20	365,000	384,057
6.250%, 12/14/26 (GBP)	200,000	335,504
Petroleos Mexicanos 3.500%, 07/18/18 (a)	210,000	217,770
Reliance Holdings USA, Inc. 5.400%, 02/14/22 (144A)	500,000	545,816
Rosetta Resources, Inc. 5.625%, 05/01/21	245,000	238,875
Thai Oil PCL 3.625%, 01/23/23 (144A)	350,000	337,478
YPF S.A. 8.750%, 04/04/24 (144A)	490,000	499,800

		6,783,793

Pharmaceuticals—0.0%
Valeant Pharmaceuticals International, Inc. 6.375%, 10/15/20 (144A)	150,000	154,125

Pipelines—0.1%
Transportadora de Gas del Sur S.A. 9.625%, 05/14/20 (144A)	263,674	261,037

Real Estate Investment Trusts—0.0%
iStar Financial, Inc. 4.875%, 07/01/18	70,000	68,075

Retail—1.1%
J.C. Penney Corp., Inc. 7.625%, 03/01/97	155,000	127,100
Lotte Shopping Co., Ltd. 3.375%, 05/09/17 (144A)	430,000	444,310
New Albertsons, Inc. 7.450%, 08/01/29	5,470,000	4,977,700
Parkson Retail Group, Ltd. 4.500%, 05/03/18	200,000	185,984
Toys “R” Us, Inc. 7.375%, 10/15/18	100,000	69,000

		5,804,094

Software—0.1%
First Data Corp. 10.625%, 06/15/21	439,000	499,363

Sovereign—0.0%
Export Credit Bank of Turkey 5.000%, 09/23/21 (144A)	225,000	223,650

Telecommunications—2.6%
Alcatel-Lucent USA, Inc. 6.450%, 03/15/29	55,000	51,838

MIST-151

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Altice Financing S.A. 7.875%, 12/15/19 (144A)	200,000	$213,250
Altice S.A. 7.750%, 05/15/22 (144A)	200,000	206,500
Bharti Airtel International Netherlands B.V. 5.125%, 03/11/23 (144A)	500,000	525,680
5.350%, 05/20/24 (144A)	390,000	415,580
British Telecommunications plc 5.750%, 12/07/28 (GBP)	540,000	1,032,708
CenturyLink, Inc. 6.875%, 01/15/28	45,000	44,775
7.600%, 09/15/39	475,000	469,062
7.650%, 03/15/42	185,000	182,225
Colombia Telecomunicaciones S.A. E.S.P. 5.375%, 09/27/22 (144A)	250,000	251,250
Indosat Palapa Co. B.V. 7.375%, 07/29/20 (144A) (a)	200,000	212,000
Level 3 Financing, Inc. 7.000%, 06/01/20	380,000	400,425
Millicom International Cellular S.A. 4.750%, 05/22/20 (144A)	225,000	214,313
Oi S.A. 9.750%, 09/15/16 (144A) (BRL)	300,000	111,629
Philippine Long Distance Telephone Co. 8.350%, 03/06/17	95,000	108,775
Qwest Capital Funding, Inc. 7.750%, 02/15/31	1,445,000	1,477,512
SoftBank Corp. 4.500%, 04/15/20 (144A)	400,000	399,000
Sprint Capital Corp. 6.875%, 11/15/28	1,250,000	1,193,750
8.750%, 03/15/32	350,000	381,938
Sprint Communications, Inc. 7.000%, 08/15/20	1,500,000	1,563,750
11.500%, 11/15/21	2,000,000	2,560,000
Telecom Italia Capital S.A. 6.000%, 09/30/34	235,000	230,006
6.375%, 11/15/33	115,000	114,425
Telefonica Emisiones SAU 4.375%, 02/02/16 (EUR)	140,000	185,932
Turk Telekomunikasyon A/S 3.750%, 06/19/19 (144A) (a)	495,000	482,630
Wind Acquisition Finance S.A. 7.375%, 04/23/21 (144A)	360,000	361,800

		13,390,753

Transportation—0.2%
Jack Cooper Holdings Corp. 9.250%, 06/01/20 (144A)	360,000	387,000
Transnet SOC, Ltd. 4.000%, 07/26/22 (144A) (a)	555,000	522,505

		909,505

Total Corporate Bonds & Notes (Cost $86,686,960)		92,802,458

Foreign Government—6.7%
Security Description	Principal Amount*	Value

Regional Government—0.2%
New South Wales Treasury Corp. 6.000%, 02/01/18 (AUD)	845,000	809,921

Sovereign—6.5%
Banco Nacional de Desenvolvimento Economico e Social 5.750%, 09/26/23 (144A)	500,000	533,900
Brazil Letras do Tesouro Nacional Zero Coupon, 07/01/16 (BRL)	2,900,000	966,495
Brazil Notas do Tesouro Nacional 6.000%, 05/15/15 (BRL)	715,000	734,798
10.000%, 01/01/19 (BRL)	1,000,000	378,561
10.000%, 01/01/21 (BRL)	1,635,000	605,281
Brazilian Government International Bonds 8.500%, 01/05/24 (BRL) (a)	350,000	129,405
10.250%, 01/10/28 (BRL)	1,000,000	404,453
Bundesrepublik Deutschland 3.750%, 01/04/17 (EUR)	375,000	514,396
Canadian Government Bonds 1.000%, 08/01/16 (CAD)	745,000	663,712
1.750%, 09/01/19 (CAD)	410,000	368,138
Chile Government International Bond 5.500%, 08/05/20 (CLP)	130,000,000	229,324
Dominican Republic International Bond 8.625%, 04/20/27 (144A)	200,000	242,000
European Financial Stability Facility 1.625%, 07/17/20 (EUR)	1,375,000	1,852,570
Finland Government Bond 1.500%, 04/15/23 (144A) (EUR)	625,000	828,482
Hungary Government International Bonds 5.375%, 03/25/24	540,000	569,700
5.750%, 11/22/23	410,000	444,338
7.625%, 03/29/41 (a)	220,000	280,500
Iceland Government International Bond 5.875%, 05/11/22 (144A)	500,000	563,212
Indonesia Government International Bond 2.875%, 07/08/21 (144A) (EUR)	220,000	280,650
Indonesia Treasury Bonds 6.125%, 05/15/28 (IDR)	5,300,000,000	349,143
8.375%, 03/15/24 (IDR)	5,900,000,000	480,570
11.500%, 09/15/19 (IDR)	2,901,000,000	270,144
Italy Buoni Poliennali Del Tesoro 4.500%, 08/01/18 (EUR)	1,040,000	1,495,032
4.750%, 08/01/23 (144A) (EUR)	625,000	955,635
5.000%, 03/01/22 (EUR)	855,000	1,315,717
Korea Treasury Bonds 2.750%, 09/10/17 (KRW)	1,200,000,000	1,150,490
4.000%, 03/10/16 (KRW)	345,000,000	335,030
Mexican Bonos 6.500%, 06/10/21 (MXN)	11,200,000	869,533
6.500%, 06/09/22 (MXN)	10,420,000	803,206
8.000%, 12/07/23 (MXN)	11,500,000	969,792
8.500%, 12/13/18 (MXN)	19,350,000	1,626,141
New Zealand Government Bonds 3.000%, 09/20/30 (NZD)	1,195,000	996,060
5.000%, 03/15/19 (NZD)	1,015,000	824,902
5.500%, 04/15/23 (NZD)	1,070,000	915,367

MIST-152

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Norwegian Government Bonds 2.000%, 05/24/23 (NOK)	6,032,000	$928,316
4.250%, 05/19/17 (NOK)	760,000	126,520
Philippine Government International Bond 4.950%, 01/15/21 (PHP)	30,000,000	697,733
Poland Government Bonds 4.000%, 10/25/23 (PLN)	7,110,000	2,318,205
4.750%, 04/25/17 (PLN)	1,000,000	322,212
5.500%, 10/25/19 (PLN)	1,330,000	460,762
South Africa Government Bond 7.750%, 02/28/23 (ZAR)	4,750,000	411,230
South Africa Government International Bond 5.875%, 09/16/25 (a)	200,000	220,000
Spain Government Bond 4.300%, 10/31/19 (EUR)	875,000	1,289,434
Sweden Government Bonds 4.500%, 08/12/15 (SEK)	6,080,000	873,811
5.000%, 12/01/20 (SEK)	2,650,000	456,670
Turkey Government International Bond 3.250%, 03/23/23	880,000	792,000
United Kingdom Gilt 1.000%, 09/07/17 (GBP)	305,000	490,545
3.750%, 09/07/19 (GBP)	200,000	354,779

		33,688,894

Total Foreign Government (Cost $35,817,895)		34,498,815

Convertible Bonds—2.3%

Auto Manufacturers—0.4%
Ford Motor Co. 4.250%, 11/15/16 (a)	1,305,000	2,236,444

Chemicals—0.0%
RPM International, Inc. 2.250%, 12/15/20 (a)	20,000	22,450

Commercial Services—0.0%
Macquarie Infrastructure Co. LLC 2.875%, 07/15/19 (a)	34,000	37,698

Home Builders—0.0%
KB Home 1.375%, 02/01/19 (a)	90,000	86,625

Insurance—0.4%
Old Republic International Corp. 3.750%, 03/15/18 (a)	1,875,000	2,194,922

Miscellaneous Manufacturing—0.0%
Trinity Industries, Inc. 3.875%, 06/01/36	45,000	87,356

Oil & Gas—0.0%
Chesapeake Energy Corp. 2.500%, 05/15/37	50,000	50,406
2.750%, 11/15/35	60,000	60,750

		111,156

Pharmaceuticals—0.2%
Omnicare, Inc. 3.750%, 12/15/25	365,000	870,297

Semiconductors—0.9%
Intel Corp. 3.250%, 08/01/39	2,670,000	4,477,256

Telecommunications—0.4%
Ciena Corp. 3.750%, 10/15/18 (144A)	115,000	133,975
Level 3 Communications, Inc. 7.000%, 03/15/15 (144A) (h)	1,015,000	1,731,209

		1,865,184

Total Convertible Bonds (Cost $7,609,354)		11,989,388

U.S. Treasury & Government Agencies—1.1%

U.S. Treasury—1.1%
U.S. Treasury Notes 0.250%, 02/15/15	3,830,000	3,832,991
0.375%, 03/31/16	2,000,000	2,000,468

Total U.S. Treasury & Government Agencies (Cost $5,834,128)		5,833,459

Municipals—0.2%
Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost $1,329,707)	1,330,000	973,494

Preferred Stock—0.2%

Consumer Finance—0.2%
Ally Financial, Inc. , 7.000% (144A) (Cost $211,643)	906	906,849

Floating Rate Loans (c)—0.1%

Multi-Utilities—0.0%
PowerTeam Services LLC 1st Lien Term Loan, 4.250%, 05/06/20	232,063	228,002
2nd Lien Term Loan, 8.250%, 11/06/20	60,000	58,500

MIST-153

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Multi-Utilities—(Continued)
PowerTeam Services LLC Delayed Draw Term Loan, 4.250%, 05/06/20	12,623	$12,370

		298,872

Telecommunications—0.1%
FairPoint Communications, Inc. Term Loan, 7.500%, 02/14/19	448,175	455,346

Total Floating Rate Loans (Cost $751,957)		754,218

Mortgage-Backed Securities—0.1%

Commercial Mortgage-Backed Securities—0.1%
GS Mortgage Securities Trust 5.991%, 08/10/45 (c)	40,000	41,472
Institutional Mortgage Securities Canada, Inc. 2.616%, 01/12/24 (144A) (CAD)	555,000	495,434

Total Mortgage-Backed Securities (Cost $556,284)		536,906

Convertible Preferred Stocks—0.1%

Oil, Gas & Consumable Fuels—0.0%
Chesapeake Energy Corp. 5.000%, 12/31/49	694	68,012
Chesapeake Energy Corp. 5.750%, 12/31/49 (144A)	20	22,187

		90,199

Real Estate Investment Trusts—0.1%
Weyerhaeuser Co. 6.375%, 07/01/16	2,829	152,851

Total Convertible Preferred Stocks (Cost $219,961)		243,050

Short-Term Investments—11.6%

Mutual Fund—10.0%
State Street Navigator Securities Lending MET Portfolio (i)	51,435,055	51,435,055

U.S. Treasury—1.1%
U.S. Treasury Bill 0.026%, 01/02/15 (j)	5,685,000	5,684,704

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $2,499,873 on 10/01/14, collateralized by $2,550,000 U.S. Treasury Note at 0.250% due 08/15/15 with a value of $2,553,188.	2,499,873	2,499,873

Total Short-Term Investments (Cost $59,619,418)		59,619,632

Total Investments—109.1% (Cost $496,465,024) (k)		562,089,217
Other assets and liabilities (net)—(9.1)%		(47,043,609)

Net Assets—100.0%		$515,045,608

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $49,736,740 and the collateral received consisted of cash in the amount of $51,435,055 and non-cash collateral with a value of $58,500. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Illiquid security. As of September 30, 2014, these securities represent 0.9% of net assets.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent less than 0.05% of net assets.
(g)	Non-income producing; Security is in default and/or issuer is in bankruptcy.
(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2014, the market value of restricted securities was $1,731,209, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.
(i)	Represents investment of cash collateral received from securities lending transactions.
(j)	The rate shown represents current yield to maturity.
(k)	As of September 30, 2014, the aggregate cost of investments was $496,465,024. The aggregate unrealized appreciation and depreciation of investments were $72,395,788 and $(6,771,595), respectively, resulting in net unrealized appreciation of $65,624,193.

MIST-154

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $40,837,202, which is 7.9% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(ZAR)—	South African Rand

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Level 3 Communications, Inc.	06/22/09	$1,015,000	$1,013,057	$1,731,209

Countries Diversification as of September 30, 2014 (Unaudited)	% of Net Assets
United States	51.7
United Kingdom	6.1
Canada	4.0
Japan	3.9
Switzerland	3.5
India	2.6
Germany	2.5
Mexico	2.5
Italy	2.0
Sweden	1.7

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	1,200,000	Credit Suisse International	10/07/14	$488,798	$787
EUR	4,745,000	Barclays Bank plc	12/17/14	6,142,782	(146,357)
GBP	580,000	Credit Suisse International	12/17/14	936,807	2,835
JPY	954,000,000	Credit Suisse International	12/17/14	8,951,418	(246,995)
MXN	6,400,000	Barclays Bank plc	12/17/14	471,754	2,315

Contracts to Deliver
AUD	1,695,000	Credit Suisse International	12/17/14	$1,573,079	$97,030
BRL	6,080,000	Credit Suisse International	10/07/14	2,684,801	204,236
BRL	3,300,000	Credit Suisse International	10/07/14	1,404,674	58,315
COP	3,125,000,000	Citibank N.A.	12/22/14	1,563,477	32,660
MXN	25,000,000	Barclays Bank plc	12/17/14	1,900,273	48,441
NOK	8,500,000	UBS AG	12/17/14	1,365,813	46,342
NZD	3,390,000	Barclays Bank plc	12/17/14	2,747,086	120,452
PLN	10,355,000	Citibank N.A.	12/17/14	3,198,357	82,092

Net Unrealized Appreciation					$302,153

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound

MIST-155

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$20,116,967	$—	$—	$20,116,967
Auto Components	—	1,907,284	—	1,907,284
Automobiles	—	2,707,728	—	2,707,728
Banks	19,368,167	8,996,600	—	28,364,767
Beverages	—	17,672,104	—	17,672,104
Biotechnology	7,234,342	—	—	7,234,342
Capital Markets	9,933,523	—	—	9,933,523
Chemicals	10,323,429	—	—	10,323,429
Communications Equipment	2,877,673	—	—	2,877,673
Construction Materials	—	2,275,850	—	2,275,850
Consumer Finance	6,919,337	—	—	6,919,337
Diversified Financial Services	—	7,506,347	—	7,506,347
Energy Equipment & Services	22,156,101	—	—	22,156,101
Health Care Providers & Services	7,172,464	—	—	7,172,464
Hotels, Restaurants & Leisure	6,840,873	—	—	6,840,873
Insurance	5,943,298	11,388,734	—	17,332,032
Internet & Catalog Retail	18,482,456	—	—	18,482,456
Internet Software & Services	24,793,687	—	—	24,793,687
IT Services	8,642,771	11,401,750	—	20,044,521
Machinery	—	7,192,541	—	7,192,541
Oil, Gas & Consumable Fuels	11,487,077	—	—	11,487,077
Personal Products	—	6,395,570	—	6,395,570
Pharmaceuticals	15,918,718	26,156,199	—	42,074,917
Road & Rail	7,196,191	—	—	7,196,191
Semiconductors & Semiconductor Equipment	4,154,896	—	—	4,154,896
Software	5,053,825	—	—	5,053,825
Specialty Retail	17,378,915	—	—	17,378,915
Textiles, Apparel & Luxury Goods	—	5,949,891	—	5,949,891
Trading Companies & Distributors	6,883,634	5,502,006	—	12,385,640
Total Common Stocks	238,878,344	115,052,604	—	353,930,948

MIST-156

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$454,134	$—	$454,134
Aerospace/Defense	—	75,715	—	75,715
Airlines	—	2,208,978	—	2,208,978
Auto Manufacturers	—	2,371,211	—	2,371,211
Auto Parts & Equipment	—	1,597,040	—	1,597,040
Banks	—	16,138,358	—	16,138,358
Beverages	—	138,125	—	138,125
Building Materials	—	731,966	—	731,966
Chemicals	—	5,407,327	—	5,407,327
Coal	—	416,400	—	416,400
Commercial Services	—	769,875	—	769,875
Diversified Financial Services	—	4,935,562	—	4,935,562
Electric	—	3,419,126	—	3,419,126
Engineering & Construction	—	591,796	—	591,796
Food	—	2,994,292	—	2,994,292
Forest Products & Paper	—	792,966	—	792,966
Gas	—	206,347	—	206,347
Healthcare-Services	—	9,051,500	—	9,051,500
Holding Companies-Diversified	—	997,130	—	997,130
Home Builders	—	725,800	—	725,800
Home Furnishings	—	282,000	—	282,000
Household Products/Wares	—	2,259,759	—	2,259,759
Insurance	—	1,107,400	—	1,107,400
Internet	—	617,753	—	617,753
Iron/Steel	—	3,484,933	—	3,484,933
Machinery-Diversified	—	70,363	—	70,363
Media	—	1,011,431	—	1,011,431
Mining	—	785,618	—	785,618
Multi-National	—	1,065,158	—	1,065,158
Oil & Gas	—	6,783,793	0	6,783,793
Pharmaceuticals	—	154,125	—	154,125
Pipelines	—	261,037	—	261,037
Real Estate Investment Trusts	—	68,075	—	68,075
Retail	—	5,804,094	—	5,804,094
Software	—	499,363	—	499,363
Sovereign	—	223,650	—	223,650
Telecommunications	—	13,390,753	—	13,390,753
Transportation	—	909,505	—	909,505
Total Corporate Bonds & Notes	—	92,802,458	0	92,802,458
Total Foreign Government*	—	34,498,815	—	34,498,815
Total Convertible Bonds*	—	11,989,388	—	11,989,388
Total U.S. Treasury & Government Agencies*	—	5,833,459	—	5,833,459
Total Municipals	—	973,494	—	973,494
Total Preferred Stock*	—	906,849	—	906,849
Total Floating Rate Loans*	—	754,218	—	754,218
Total Mortgage-Backed Securities*	—	536,906	—	536,906
Convertible Preferred Stocks
Oil, Gas & Consumable Fuels	68,012	22,187	—	90,199
Real Estate Investment Trusts	152,851	—	—	152,851
Total Convertible Preferred Stocks	220,863	22,187	—	243,050
Short-Term Investments
Mutual Fund	51,435,055	—	—	51,435,055
U.S. Treasury	—	5,684,704	—	5,684,704
Repurchase Agreement	—	2,499,873	—	2,499,873
Total Short-Term Investments	51,435,055	8,184,577	—	59,619,632
Total Investments	$290,534,262	$271,554,955	$0	$562,089,217

MIST-157

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Collateral for Securities Loaned (Liability)	$—	$(51,435,055)	$—	$(51,435,055)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$695,505	$—	$695,505
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(393,352)	—	(393,352)
Total Forward Contracts	$—	$302,153	$—	$302,153

*	See Schedule of Investments for additional detailed categorizations.

As of September 30, 2014, the security designated as Level 3 was fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For this security there was no change in the valuation techniques used since the December 31, 2013 annual report. The Level 3 security comprised 0.0% of net assets of the Portfolio. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of the Level 3 security held at September 30, 2014 have not been presented.

MIST-158

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—75.9% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—1.7%
Accudyne Industries Borrower / Accudyne Industries LLC 7.750%, 12/15/20 (144A) (a)	3,750,000	$3,890,625
BE Aerospace, Inc. 5.250%, 04/01/22	3,350,000	3,609,625
Esterline Technologies Corp. 7.000%, 08/01/20	2,100,000	2,226,000
GenCorp, Inc. 7.125%, 03/15/21	3,250,000	3,501,875
Spirit Aerosystems, Inc. 6.750%, 12/15/20	4,500,000	4,747,500
TransDigm, Inc. 6.000%, 07/15/22 (144A)	1,250,000	1,234,375
6.500%, 07/15/24 (144A)	1,900,000	1,892,875
Triumph Group, Inc. 4.875%, 04/01/21 (a)	3,000,000	2,940,000

		24,042,875

Airlines—0.3%
UAL Pass-Through Trust 6.636%, 07/02/22	1,607,589	1,736,196
United Continental Holdings, Inc. 6.000%, 07/15/28	2,000,000	1,840,000

		3,576,196

Apparel—0.3%
Perry Ellis International, Inc. 7.875%, 04/01/19	2,050,000	2,070,500
William Carter Co. (The) 5.250%, 08/15/21	1,575,000	1,622,250

		3,692,750

Auto Manufacturers—0.4%
Chrysler Group LLC / CG Co.-Issuer, Inc. 8.250%, 06/15/21 (a)	1,500,000	1,635,000
Jaguar Land Rover Automotive plc 5.625%, 02/01/23 (144A) (a)	2,000,000	2,070,000
Oshkosh Corp. 5.375%, 03/01/22	2,000,000	2,010,000

		5,715,000

Auto Parts & Equipment—0.9%
Accuride Corp. 9.500%, 08/01/18	1,250,000	1,303,125
Dana Holding Corp. 5.375%, 09/15/21 (a)	3,300,000	3,357,750
International Automotive Components Group S.A. 9.125%, 06/01/18 (144A)	2,000,000	2,110,000
Lear Corp. 5.375%, 03/15/24	1,900,000	1,909,500
Meritor, Inc. 6.250%, 02/15/24	1,500,000	1,515,000
Stackpole International Intermediate / Stackpole International Powder 7.750%, 10/15/21 (144A) (a)	1,400,000	1,407,000

Auto Parts & Equipment—(Continued)
Tenneco, Inc. 6.875%, 12/15/20	1,250,000	1,318,750

		12,921,125

Banks—2.8%
Bank of America Corp. 4.200%, 08/26/24	1,200,000	1,189,624
CIT Group, Inc. 5.000%, 08/15/22	8,000,000	8,020,000
Commerzbank AG 8.125%, 09/19/23 (144A)	1,225,000	1,414,263
Discover Bank 7.000%, 04/15/20	1,500,000	1,774,591
JPMorgan Chase & Co. 3.875%, 09/10/24	3,000,000	2,941,029
6.750%, 01/29/49 (a) (c)	2,000,000	2,101,000
Lloyds Banking Group plc 7.500%, 06/27/24 (c)	888,000	914,640
M&T Bank Corp. 6.450%, 02/15/24 (c)	1,450,000	1,533,375
Popular, Inc. 7.000%, 07/01/19 (a)	2,200,000	2,211,000
Regions Bank 6.450%, 06/26/37 (a)	4,000,000	4,699,200
7.500%, 05/15/18	1,950,000	2,273,460
Royal Bank of Scotland Group plc 6.125%, 12/15/22	1,000,000	1,058,438
7.640%, 09/30/17 (a) (c)	2,000,000	2,115,000
SVB Financial Group 5.375%, 09/15/20 (a)	2,150,000	2,405,080
Synovus Financial Corp. 7.875%, 02/15/19	1,500,000	1,680,000
Wachovia Capital Trust III 5.570%, 11/17/14 (c)	3,143,000	3,044,781

		39,375,481

Beverages—0.2%
Constellation Brands, Inc. 4.250%, 05/01/23	2,500,000	2,440,625

Biotechnology—0.3%
STHI Holding Corp. 8.000%, 03/15/18 (144A)	3,500,000	3,622,500

Building Materials—0.8%
Louisiana-Pacific Corp. 7.500%, 06/01/20	1,500,000	1,597,500
Masco Corp. 7.125%, 03/15/20	3,000,000	3,450,000
Owens Corning 4.200%, 12/15/22	1,875,000	1,908,261
9.000%, 06/15/19	1,625,000	1,984,689
Ply Gem Industries, Inc. 6.500%, 02/01/22 (144A)	1,000,000	950,000

MIST-159

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—(Continued)
Unifrax I LLC / Unifrax Holding Co. 7.500%, 02/15/19 (144A)	1,500,000	$1,515,000

		11,405,450

Chemicals—2.1%
Ashland, Inc. 4.750%, 08/15/22	1,000,000	975,000
Axiall Corp. 4.875%, 05/15/23 (a)	3,900,000	3,744,000
Braskem Finance, Ltd. 6.450%, 02/03/24 (a)	2,075,000	2,158,000
Chemtura Corp. 5.750%, 07/15/21	3,000,000	2,970,000
Eagle Spinco, Inc. 4.625%, 02/15/21	4,150,000	3,984,000
Grupo Idesa S.A. de C.V. 7.875%, 12/18/20 (144A) (a)	1,000,000	1,065,000
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, 02/01/18 (a)	2,200,000	2,241,250
Methanex Corp. 5.250%, 03/01/22	1,875,000	2,060,822
Mosaic Global Holdings, Inc. 7.300%, 01/15/28	4,000,000	4,978,984
PetroLogistics L.P. / PetroLogistics Finance Corp. 6.250%, 04/01/20	950,000	1,045,000
Rockwood Specialties Group, Inc. 4.625%, 10/15/20	2,725,000	2,813,562
TPC Group, Inc. 8.750%, 12/15/20 (144A)	1,390,000	1,476,875

		29,512,493

Coal—0.2%
CONSOL Energy, Inc. 5.875%, 04/15/22 (144A)	2,700,000	2,659,500

Commercial Services—2.7%
Alliance Data Systems Corp. 6.375%, 04/01/20 (144A)	7,500,000	7,725,000
Ceridian HCM Holding, Inc. 11.000%, 03/15/21 (144A)	2,200,000	2,497,000
FTI Consulting, Inc.
6.000%, 11/15/22 (a)	2,000,000	2,025,000
6.750%, 10/01/20 (a)	1,000,000	1,038,750
Great Lakes Dredge & Dock Corp. 7.375%, 02/01/19	1,600,000	1,644,000
Hertz Corp. (The) 5.875%, 10/15/20	4,000,000	4,060,000
Iron Mountain Europe plc 6.125%, 09/15/22 (144A) (GBP)	975,000	1,589,947
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc. 7.875%, 10/01/22 (144A)	1,025,000	1,022,438
NES Rentals Holdings, Inc. 7.875%, 05/01/18 (144A)	1,400,000	1,456,000

Commercial Services—(Continued)
Sotheby’s 5.250%, 10/01/22 (144A) (a)	2,500,000	2,368,750
Truven Health Analytics, Inc. 10.625%, 06/01/20	3,300,000	3,481,500
United Rentals North America, Inc.
5.750%, 11/15/24	2,500,000	2,531,250
6.125%, 06/15/23	3,000,000	3,082,500
7.625%, 04/15/22	2,200,000	2,392,500
8.250%, 02/01/21	1,000,000	1,082,500

		37,997,135

Computers—1.1%
Compiler Finance Sub, Inc. 7.000%, 05/01/21 (144A) (a)	1,910,000	1,804,950
iGATE Corp. 4.750%, 04/15/19 (144A) (a)	1,100,000	1,067,000
NCR Corp. 6.375%, 12/15/23 (a)	2,250,000	2,356,875
Seagate HDD Cayman 4.750%, 06/01/23	1,500,000	1,511,250
SRA International, Inc. 11.000%, 10/01/19 (a)	3,750,000	3,993,750
SunGard Data Systems, Inc. 6.625%, 11/01/19	3,750,000	3,750,000
7.625%, 11/15/20	1,450,000	1,515,250

		15,999,075

Cosmetics/Personal Care—0.4%
Avon Products, Inc. 4.600%, 03/15/20 (a)	2,050,000	2,093,880
Elizabeth Arden, Inc. 7.375%, 03/15/21	4,500,000	3,993,750

		6,087,630

Distribution/Wholesale—0.1%
LKQ Corp. 4.750%, 05/15/23	1,650,000	1,592,250

Diversified Financial Services—4.7%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.000%, 10/01/21 (144A)	1,100,000	1,094,500
Affiliated Managers Group, Inc. 4.250%, 02/15/24	3,000,000	3,079,764
Affinion Investments LLC 13.500%, 08/15/18 (144A) (a) (b)	1,000,000	930,000
Air Lease Corp. 3.875%, 04/01/21 (a)	1,700,000	1,717,000
4.750%, 03/01/20	1,500,000	1,590,000
Cantor Fitzgerald L.P. 7.875%, 10/15/19 (144A)	2,550,000	2,783,266
Discover Financial Services 3.850%, 11/21/22	4,451,000	4,473,170
General Motors Financial Co., Inc. 4.375%, 09/25/21 (a)	1,525,000	1,559,313

MIST-160

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
International Lease Finance Corp. 6.250%, 05/15/19	4,000,000	$4,286,000
8.250%, 12/15/20 (a)	3,000,000	3,543,750
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.875%, 08/01/21 (144A)	2,600,000	2,574,000
Legg Mason, Inc. 2.700%, 07/15/19	1,200,000	1,203,559
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A)	2,500,000	2,805,090
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 07/01/21 (a)	4,200,000	4,000,500
6.500%, 06/01/22	2,250,000	2,131,875
7.875%, 10/01/20	2,500,000	2,525,000
Navient LLC 5.500%, 01/15/19	2,400,000	2,448,000
8.450%, 06/15/18	1,700,000	1,912,500
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.875%, 03/15/22 (144A)	4,500,000	4,781,250
Nuveen Investments, Inc. 9.125%, 10/15/17 (144A)	4,500,000	4,815,000
9.500%, 10/15/20 (144A)	2,500,000	2,900,000
Ocwen Financial Corp. 6.625%, 05/15/19 (144A) (a)	1,500,000	1,447,500
Raymond James Financial, Inc. 8.600%, 08/15/19	4,075,000	5,078,685
Rio Oil Finance Trust 6.250%, 07/06/24 (144A) (a)	2,075,000	2,140,574

		65,820,296

Electric—1.0%
AES El Salvador Trust II 6.750%, 03/28/23 (144A)	1,225,000	1,181,610
Black Hills Corp. 5.875%, 07/15/20	2,000,000	2,283,666
Calpine Corp. 5.375%, 01/15/23 (a)	1,700,000	1,644,750
DPL, Inc. 7.250%, 10/15/21	2,000,000	2,065,000
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A)	1,250,000	1,271,870
Illinois Power Generating Co. 7.000%, 04/15/18	1,475,000	1,401,250
ITC Holdings Corp. 3.650%, 06/15/24	425,000	423,680
NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/25 (144A)	3,175,000	3,413,125

		13,684,951

Electrical Components & Equipment—0.7%
Anixter, Inc. 5.625%, 05/01/19	2,125,000	2,233,906

Electrical Components & Equipment—(Continued)
Artesyn Escrow, Inc. 9.750%, 10/15/20 (144A)	2,450,000	2,431,625
Belden, Inc. 5.500%, 09/01/22 (144A)	2,500,000	2,531,250
WESCO Distribution, Inc. 5.375%, 12/15/21	2,950,000	2,927,875

		10,124,656

Energy-Alternate Sources—0.2%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	1,992,244	2,270,656

Engineering & Construction—0.3%
Dycom Investments, Inc. 7.125%, 01/15/21	3,375,000	3,560,625
MasTec, Inc. 4.875%, 03/15/23	1,400,000	1,309,000

		4,869,625

Entertainment—1.6%
CCM Merger, Inc. 9.125%, 05/01/19 (144A)	1,500,000	1,582,500
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. 5.250%, 03/15/21	1,700,000	1,674,500
Graton Economic Development Authority 9.625%, 09/01/19 (144A)	3,755,000	4,290,088
Mohegan Tribal Gaming Authority 9.750%, 09/01/21 (a)	1,325,000	1,339,906
MU Finance plc 8.375%, 02/01/17 (144A) (b)	2,568,511	2,658,409
Pinnacle Entertainment, Inc.
6.375%, 08/01/21	2,325,000	2,429,625
7.750%, 04/01/22 (a)	1,500,000	1,631,250
Regal Entertainment Group 5.750%, 03/15/22	1,500,000	1,503,750
River Rock Entertainment Authority (The) 9.000%, 11/01/18 (d) (e)	1,397,000	129,223
Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 9.500%, 06/15/19 (144A)	1,676,000	1,793,320
Speedway Motorsports, Inc. 6.750%, 02/01/19	1,600,000	1,672,000
WMG Acquisition Corp. 6.750%, 04/15/22 (144A) (a)	2,200,000	2,106,500

		22,811,071

Environmental Control—0.3%
Clean Harbors, Inc. 5.250%, 08/01/20	2,000,000	2,000,000
Covanta Holding Corp. 5.875%, 03/01/24	2,750,000	2,750,000

		4,750,000

MIST-161

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—1.9%
B&G Foods, Inc. 4.625%, 06/01/21 (a)	4,250,000	$4,048,125
Diamond Foods, Inc. 7.000%, 03/15/19 (144A)	2,215,000	2,215,000
Ingles Markets, Inc. 5.750%, 06/15/23	1,000,000	1,005,000
JBS USA LLC / JBS USA Finance, Inc. 5.875%, 07/15/24 (144A)	2,100,000	2,016,000
Land O’ Lakes, Inc. 6.000%, 11/15/22 (144A)	2,000,000	2,137,400
Post Holdings, Inc. 7.375%, 02/15/22 (a)	1,125,000	1,113,750
Premier Foods Finance plc 6.500%, 03/15/21 (144A) (GBP)	425,000	608,722
R&R Ice Cream plc 5.500%, 05/15/20 (144A) (GBP)	400,000	623,546
Shearer’s Foods LLC / Chip Fin Corp. 9.000%, 11/01/19 (144A)	1,850,000	2,011,875
U.S. Foods, Inc. 8.500%, 06/30/19 (a)	4,500,000	4,771,125
WhiteWave Foods Co. (The) 5.375%, 10/01/22	5,780,000	5,837,800

		26,388,343

Forest Products & Paper—0.3%
Cascades, Inc. 5.500%, 07/15/22 (144A) (a)	2,500,000	2,425,000
Millar Western Forest Products, Ltd. 8.500%, 04/01/21	2,000,000	2,100,000

		4,525,000

Gas—0.4%
LBC Tank Terminals Holding Netherlands B.V. 6.875%, 05/15/23 (144A)	1,350,000	1,437,750
National Fuel Gas Co. 6.500%, 04/15/18	1,500,000	1,716,315
NGL Energy Partners L.P. / NGL Energy Finance Corp. 5.125%, 07/15/19 (144A)	900,000	882,000
Transportadora de Gas del Peru S.A. 4.250%, 04/30/28 (144A)	1,500,000	1,421,250

		5,457,315

Hand/Machine Tools—0.3%
Mcron Finance Sub LLC / Mcron Finance Corp. 8.375%, 05/15/19 (144A)	2,800,000	3,010,000
Milacron LLC / Mcron Finance Corp. 7.750%, 02/15/21 (144A) (a)	1,100,000	1,157,750

		4,167,750

Healthcare-Products—0.4%
Mallinckrodt International Finance S.A. 4.750%, 04/15/23 (a)	3,000,000	2,805,000
5.750%, 08/01/22 (144A)	2,450,000	2,468,375

Healthcare-Products—(Continued)
Teleflex, Inc. 5.250%, 06/15/24 (144A)	475,000	465,500

		5,738,875

Healthcare-Services—3.7%
Amsurg Corp. 5.625%, 11/30/20	2,365,000	2,388,650
5.625%, 07/15/22 (144A)	1,100,000	1,089,000
Centene Corp. 5.750%, 06/01/17	3,250,000	3,440,937
CHS/Community Health Systems, Inc. 6.875%, 02/01/22 (144A)	2,000,000	2,080,000
8.000%, 11/15/19	6,000,000	6,406,200
DaVita HealthCare Partners, Inc. 5.125%, 07/15/24	2,500,000	2,456,250
5.750%, 08/15/22	4,500,000	4,663,125
Envision Healthcare Corp. 5.125%, 07/01/22 (144A)	1,250,000	1,231,250
Fresenius Medical Care U.S. Finance II, Inc. 5.875%, 01/31/22 (144A)	100,000	106,000
HCA Holdings, Inc. 7.750%, 05/15/21	5,000,000	5,343,750
HCA, Inc. 7.500%, 02/15/22	5,800,000	6,525,000
7.580%, 09/15/25	375,000	408,750
7.690%, 06/15/25	1,542,000	1,696,200
Kindred Healthcare, Inc. 6.375%, 04/15/22 (144A)	2,000,000	1,950,000
LifePoint Hospitals, Inc. 5.500%, 12/01/21	2,000,000	2,025,000
MPH Acquisition Holdings LLC 6.625%, 04/01/22 (144A)	2,675,000	2,701,750
Tenet Healthcare Corp. 8.125%, 04/01/22	7,000,000	7,682,500

		52,194,362

Holding Companies-Diversified—0.1%
Alfa S.A.B. de C.V. 5.250%, 03/25/24 (144A) (a)	1,350,000	1,439,775

Home Builders—0.7%
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, 02/15/21 (144A)	1,450,000	1,384,750
Brookfield Residential Properties, Inc. 6.500%, 12/15/20 (144A)	1,600,000	1,660,000
K Hovnanian Enterprises, Inc. 5.000%, 11/01/21	1,650,000	1,435,500
7.000%, 01/15/19 (144A)	165,000	161,700
Ryland Group, Inc. (The) 5.375%, 10/01/22 (a)	2,000,000	1,950,000
WLH PNW Finance Corp. 7.000%, 08/15/22 (144A)	3,350,000	3,391,875

		9,983,825

MIST-162

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Household Products/Wares—1.3%
Prestige Brands, Inc. 5.375%, 12/15/21 (144A) (a)	1,525,000	$1,433,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.750%, 10/15/20	1,250,000	1,271,875
8.250%, 02/15/21 (a)	3,625,000	3,833,437
8.500%, 05/15/18	4,650,000	4,812,750
S.C. Johnson & Son, Inc. 3.350%, 09/30/24 (144A)	1,225,000	1,226,017
Scotts Miracle-Gro Co. (The) 6.625%, 12/15/20	3,500,000	3,701,250
Spectrum Brands, Inc. 6.375%, 11/15/20 (a)	2,500,000	2,606,250

		18,885,079

Insurance—0.4%
A-S Co-Issuer Subsidiary, Inc. / A-S Merger Sub LLC 7.875%, 12/15/20 (144A)	1,785,000	1,847,475
American Equity Investment Life Holding Co. 6.625%, 07/15/21	1,950,000	2,047,500
Trinity Acquisition plc 4.625%, 08/15/23	1,300,000	1,353,412

		5,248,387

Internet—0.6%
Equinix, Inc. 7.000%, 07/15/21	2,000,000	2,142,500
Expedia, Inc. 4.500%, 08/15/24 (a)	2,450,000	2,428,188
Netflix, Inc. 5.375%, 02/01/21	3,700,000	3,774,000

		8,344,688

Investment Company Security—0.2%
Ares Capital Corp. 4.875%, 11/30/18 (a)	2,000,000	2,111,988

Iron/Steel—0.8%
Allegheny Ludlum Corp. 6.950%, 12/15/25	1,500,000	1,665,605
ArcelorMittal 5.750%, 08/05/20	7,000,000	7,306,250
Steel Dynamics, Inc. 5.125%, 10/01/21 (144A) (a)	1,825,000	1,852,375
5.500%, 10/01/24 (144A)	925,000	929,625

		11,753,855

Leisure Time—0.2%
Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27 (a)	2,900,000	3,306,000

Lodging—1.0%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, 10/15/21 (144A)	3,000,000	3,090,000
MCE Finance, Ltd. 5.000%, 02/15/21 (144A)	3,250,000	3,120,000
MTR Gaming Group, Inc. 11.500%, 08/01/19 (a)	1,525,000	1,664,156
Playa Resorts Holding B.V. 8.000%, 08/15/20 (144A)	2,300,000	2,403,500
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC 5.875%, 05/15/21 (144A)	1,100,000	1,061,500
Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 6.375%, 06/01/21 (144A)	2,950,000	2,817,250

		14,156,406

Machinery-Diversified—1.0%
Cleaver-Brooks, Inc. 8.750%, 12/15/19 (144A)	1,750,000	1,894,375
Flowserve Corp. 3.500%, 09/15/22 (a)	1,500,000	1,493,510
Gardner Denver, Inc. 6.875%, 08/15/21 (144A) (a)	2,000,000	2,005,000
Manitowoc Co., Inc. (The) 5.875%, 10/15/22 (a)	1,800,000	1,854,000
8.500%, 11/01/20	4,825,000	5,186,875
Waterjet Holdings, Inc. 7.625%, 02/01/20 (144A)	1,725,000	1,785,375

		14,219,135

Media—4.1%
21st Century Fox America, Inc. 4.500%, 02/15/21	1,500,000	1,629,674
AMC Networks, Inc. 4.750%, 12/15/22 (a)	2,000,000	1,975,000
7.750%, 07/15/21	1,500,000	1,635,000
Cablevision Systems Corp. 5.875%, 09/15/22 (a)	4,000,000	3,870,000
CCO Holdings LLC / CCO Holdings Capital Corp. 5.750%, 09/01/23 (a)	2,400,000	2,388,000
6.625%, 01/31/22	2,200,000	2,310,000
8.125%, 04/30/20	2,000,000	2,112,500
DISH DBS Corp. 5.125%, 05/01/20	4,075,000	4,064,812
5.875%, 07/15/22 (a)	1,300,000	1,326,000
6.750%, 06/01/21	4,475,000	4,810,625
Harron Communications L.P. / Harron Finance Corp. 9.125%, 04/01/20 (144A)	1,575,000	1,716,750
iHeartCommunications, Inc. 9.000%, 12/15/19 (a)	6,000,000	6,045,000
10.000%, 01/15/18 (a)	2,225,000	1,864,617
11.250%, 03/01/21	3,250,000	3,461,250

MIST-163

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Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Mediacom Broadband LLC / Mediacom Broadband Corp. 6.375%, 04/01/23	5,050,000	$5,151,000
Mediacom LLC / Mediacom Capital Corp. 7.250%, 02/15/22	400,000	420,000
Nielsen Finance LLC / Nielsen Finance Co. 5.000%, 04/15/22 (144A)	2,600,000	2,541,500
Numericable Group S.A. 6.000%, 05/15/22 (144A)	2,950,000	2,972,125
6.250%, 05/15/24 (144A) (a)	500,000	498,750
RCN Telecom Services LLC / RCN Capital Corp. 8.500%, 08/15/20 (144A)	725,000	739,500
Sinclair Television Group, Inc. 5.625%, 08/01/24 (144A) (a)	2,500,000	2,406,250
SiTV LLC / SiTV Finance, Inc. 10.375%, 07/01/19 (144A)	750,000	740,625
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.500%, 01/15/23 (144A)	3,500,000	3,535,000

		58,213,978

Metal Fabricate/Hardware—0.3%
Constellation Enterprises LLC 10.625%, 02/01/16 (144A)	1,500,000	1,350,000
Timken Co. (The) 3.875%, 09/01/24 (144A)	1,100,000	1,082,791
Valmont Industries, Inc. 6.625%, 04/20/20	1,167,000	1,374,858

		3,807,649

Mining—0.8%
Alcoa, Inc. 5.125%, 10/01/24	2,025,000	2,027,630
Century Aluminum Co. 7.500%, 06/01/21 (144A)	950,000	1,011,750
First Quantum Minerals, Ltd. 7.250%, 05/15/22 (144A)	900,000	920,250
FMG Resources (August 2006) Pty, Ltd. 8.250%, 11/01/19 (144A) (a)	3,000,000	3,101,250
Kinross Gold Corp. 5.950%, 03/15/24 (144A) (a)	1,425,000	1,449,474
Mirabela Nickel, Ltd. 1.000%, 09/16/44 (f) (e)	32,156	32,156
Teck Resources, Ltd. 4.750%, 01/15/22 (a)	1,400,000	1,439,147
Thompson Creek Metals Co., Inc. 7.375%, 06/01/18 (a)	1,425,000	1,368,000

		11,349,657

Miscellaneous Manufacturing—0.9%
Actuant Corp. 5.625%, 06/15/22	1,725,000	1,794,000
Gates Global LLC / Gates Global Co. 6.000%, 07/15/22 (144A)	1,250,000	1,175,000

Miscellaneous Manufacturing—(Continued)
Park-Ohio Industries, Inc. 8.125%, 04/01/21	1,500,000	1,605,000
Polymer Group, Inc. 6.875%, 06/01/19 (144A)	950,000	945,250
SPX Corp. 6.875%, 09/01/17	3,750,000	4,087,500
Trinity Industries, Inc. 4.550%, 10/01/24	2,500,000	2,504,378

		12,111,128

Office Furnishings—0.2%
Steelcase, Inc. 6.375%, 02/15/21	3,000,000	3,471,933

Oil & Gas—9.1%
Antero Resources Finance Corp. 5.375%, 11/01/21	3,000,000	2,985,000
Athlon Holdings L.P. / Athlon Finance Corp. 6.000%, 05/01/22 (144A)	2,600,000	2,788,500
Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp. 7.750%, 01/15/21 (a)	3,400,000	3,349,000
Berry Petroleum Co. LLC 6.750%, 11/01/20	5,250,000	5,302,500
BreitBurn Energy Partners L.P. / BreitBurn Finance Corp. 7.875%, 04/15/22	1,575,000	1,594,688
California Resources Corp. 5.500%, 09/15/21 (144A)	3,050,000	3,095,750
Chaparral Energy, Inc. 8.250%, 09/01/21	4,375,000	4,681,250
Concho Resources, Inc.
5.500%, 04/01/23	5,600,000	5,824,000
7.000%, 01/15/21	3,000,000	3,202,500
CrownRock L.P. / CrownRock Finance, Inc. 7.125%, 04/15/21 (144A)	4,600,000	4,784,000
Diamondback Energy, Inc. 7.625%, 10/01/21 (144A) (a)	3,500,000	3,771,250
Energy XXI Gulf Coast, Inc. 7.750%, 06/15/19	4,000,000	3,980,000
EOG Resources, Inc. 4.400%, 06/01/20 (g)	1,500,000	1,634,959
Freeport-McMoRan, Inc. 6.750%, 02/01/22	715,000	791,863
Halcon Resources Corp. 9.750%, 07/15/20	3,000,000	3,052,500
Hilcorp Energy I L.P. / Hilcorp Finance Co. 5.000%, 12/01/24 (144A)	1,500,000	1,443,750
Kerr-McGee Corp. 6.950%, 07/01/24	4,850,000	6,103,167
Kodiak Oil & Gas Corp.
5.500%, 01/15/21	2,500,000	2,525,000
8.125%, 12/01/19	3,250,000	3,485,625
Kosmos Energy, Ltd. 7.875%, 08/01/21 (144A) (a)	1,225,000	1,237,250

MIST-164

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Laredo Petroleum, Inc. 5.625%, 01/15/22	900,000	$882,000
Legacy Reserves L.P. / Legacy Reserves Finance Corp.
6.625%, 12/01/21 (a)	2,000,000	1,960,000
8.000%, 12/01/20 (a)	3,600,000	3,744,000
MEG Energy Corp. 6.500%, 03/15/21 (144A)	3,675,000	3,766,875
Newfield Exploration Co. 5.625%, 07/01/24	3,500,000	3,745,000
Oasis Petroleum, Inc.
6.500%, 11/01/21	1,500,000	1,563,750
7.250%, 02/01/19	2,825,000	2,948,594
PDC Energy, Inc. 7.750%, 10/15/22 (a)	2,400,000	2,568,000
Pioneer Natural Resources Co. 7.200%, 01/15/28	1,510,000	1,939,249
QEP Resources, Inc.
6.800%, 03/01/20 (e)	1,450,000	1,533,375
6.875%, 03/01/21	975,000	1,057,875
Range Resources Corp. 5.000%, 03/15/23	2,450,000	2,523,500
Rice Energy, Inc. 6.250%, 05/01/22 (144A) (a)	2,000,000	1,950,000
Sanchez Energy Corp. 6.125%, 01/15/23 (144A)	1,015,000	1,005,155
Seadrill, Ltd. 6.625%, 09/15/20 (144A) (a)	3,500,000	3,265,500
Seven Generations Energy, Ltd. 8.250%, 05/15/20 (144A)	1,950,000	2,106,000
Seventy Seven Energy, Inc. 6.500%, 07/15/22 (144A) (a)	1,500,000	1,473,750
SM Energy Co.
6.500%, 11/15/21	2,250,000	2,379,375
6.500%, 01/01/23	800,000	832,000
6.625%, 02/15/19	3,875,000	4,020,312
Stone Energy Corp. 7.500%, 11/15/22	6,675,000	6,877,252
Tesoro Corp.
5.125%, 04/01/24 (a)	2,060,000	1,998,200
5.375%, 10/01/22 (a)	1,500,000	1,507,500
Triangle USA Petroleum Corp. 6.750%, 07/15/22 (144A)	1,500,000	1,464,375
Ultra Petroleum Corp. 5.750%, 12/15/18 (144A)	750,000	753,750
W&T Offshore, Inc. 8.500%, 06/15/19 (a)	2,250,000	2,328,750
WPX Energy, Inc. 6.000%, 01/15/22	2,850,000	2,938,350

		128,765,039

Oil & Gas Services—1.4%
Dresser-Rand Group, Inc. 6.500%, 05/01/21	2,600,000	2,801,500

Oil & Gas Services—(Continued)
FMC Technologies, Inc. 3.450%, 10/01/22	2,200,000	2,161,069
Gulfmark Offshore, Inc. 6.375%, 03/15/22	2,500,000	2,412,500
Hiland Partners L.P. / Hiland Partner Finance Corp.
5.500%, 05/15/22 (144A)	375,000	364,687
7.250%, 10/01/20 (144A)	2,290,000	2,427,400
Hornbeck Offshore Services, Inc.
5.000%, 03/01/21 (a)	3,000,000	2,850,000
5.875%, 04/01/20	3,500,000	3,500,000
SEACOR Holdings, Inc. 7.375%, 10/01/19	3,500,000	3,867,500

		20,384,656

Packaging & Containers—1.7%
AEP Industries, Inc. 8.250%, 04/15/19	2,500,000	2,587,500
Ball Corp. 4.000%, 11/15/23	2,750,000	2,557,500
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	8,000,000	8,800,000
Pactiv LLC 7.950%, 12/15/25	1,300,000	1,371,500
Rock Tenn Co. 4.900%, 03/01/22 (a)	1,150,000	1,232,708
Sealed Air Corp.
6.875%, 07/15/33 (144A)	4,900,000	4,771,375
8.375%, 09/15/21 (144A)	2,700,000	2,997,000

		24,317,583

Pharmaceuticals—1.5%
Endo Finance Co. 5.750%, 01/15/22 (144A)	1,675,000	1,654,063
Grifols Worldwide Operations, Ltd. 5.250%, 04/01/22 (144A)	3,000,000	2,962,500
JLL/Delta Dutch Newco B.V. 7.500%, 02/01/22 (144A)	2,000,000	2,019,750
Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20 (a)	4,150,000	4,326,375
Salix Pharmaceuticals, Ltd. 6.000%, 01/15/21 (144A)	2,000,000	2,165,000
Valeant Pharmaceuticals International, Inc.
5.625%, 12/01/21 (144A) (a)	1,000,000	996,250
6.375%, 10/15/20 (144A)	6,225,000	6,396,187

		20,520,125

Pipelines—3.1%
Access Midstream Partners L.P. / ACMP Finance Corp. 6.125%, 07/15/22	347,000	369,555
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 6.000%, 12/15/20	2,000,000	2,010,000

MIST-165

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Energy Transfer Partners L.P. 5.200%, 02/01/22	4,500,000	$4,824,877
IFM U.S. Colonial Pipeline 2 LLC 6.450%, 05/01/21 (144A) (b)	4,900,000	5,256,220
Kinder Morgan, Inc. 5.000%, 02/15/21 (144A)	2,000,000	2,085,000
6.500%, 09/15/20	4,000,000	4,500,000
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp.
5.500%, 02/15/23	1,475,000	1,508,188
6.750%, 11/01/20	3,000,000	3,165,000
Panhandle Eastern Pipeline Co. L.P. 7.000%, 06/15/18	1,850,000	2,132,147
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.875%, 03/01/22	2,000,000	2,080,000
Rose Rock Midstream L.P. / Rose Rock Finance Corp. 5.625%, 07/15/22 (144A)	600,000	594,000
Sabine Pass Liquefaction LLC
5.625%, 02/01/21 (a)	1,925,000	1,977,937
5.750%, 05/15/24 (144A) (a)	5,150,000	5,240,125
Southeast Supply Header LLC 4.250%, 06/15/24 (144A)	2,450,000	2,498,231
Southern Star Central Corp. 5.125%, 07/15/22 (144A) (a)	1,425,000	1,417,875
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
5.875%, 10/01/20 (a)	1,753,000	1,814,355
6.125%, 10/15/21	1,200,000	1,239,000
Transportadora de Gas Internacional S.A. ESP 5.700%, 03/20/22 (144A)	1,525,000	1,605,063

		44,317,573

Real Estate—0.1%
Jones Lang LaSalle, Inc. 4.400%, 11/15/22	950,000	970,424

Real Estate Investment Trusts—1.4%
American Tower Corp. 4.700%, 03/15/22	2,750,000	2,878,722
Crown Castle International Corp. 5.250%, 01/15/23 (a)	1,350,000	1,338,188
DDR Corp. 7.875%, 09/01/20	2,625,000	3,261,843
Goodman Funding Pty, Ltd. 6.375%, 11/12/20 (144A)	1,500,000	1,740,555
Health Care REIT, Inc.
4.950%, 01/15/21	2,150,000	2,365,378
6.125%, 04/15/20	1,500,000	1,734,810
Iron Mountain, Inc. 5.750%, 08/15/24 (a)	3,000,000	2,943,750
Omega Healthcare Investors, Inc.
4.950%, 04/01/24 (144A)	800,000	814,000
5.875%, 03/15/24	525,000	547,313
6.750%, 10/15/22	1,675,000	1,779,687

Real Estate Investment Trusts—(Continued)
RHP Hotel Properties L.P. / RHP Finance Corp. 5.000%, 04/15/21	1,000,000	975,000

		20,379,246

Retail—4.3%
Bon-Ton Department Stores, Inc. (The) 8.000%, 06/15/21 (a)	1,350,000	1,208,250
Brookstone Co., Inc. 13.000%, 10/15/14 (144A) (b) (f)	2,041,798	17,356
Brookstone Holdings Corp. 10.000%, 07/07/21 (e) (f) (h)	213,550	213,550
Brown Shoe Co., Inc. 7.125%, 05/15/19	3,500,000	3,666,250
Chinos Intermediate Holdings A, Inc. 7.750%, 05/01/19 (144A) (a) (h)	2,425,000	2,297,687
Claire’s Stores, Inc.
7.750%, 06/01/20 (144A) (a)	1,000,000	705,000
8.875%, 03/15/19 (a)	3,000,000	2,490,000
CST Brands, Inc. 5.000%, 05/01/23	2,000,000	1,950,000
DBP Holding Corp. 7.750%, 10/15/20 (144A) (a)	1,457,000	1,267,590
Ferrellgas L.P. / Ferrellgas Finance Corp. 6.500%, 05/01/21	1,750,000	1,710,625
Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp. 8.625%, 06/15/20	2,000,000	2,080,000
Hillman Group, Inc. (The) 6.375%, 07/15/22 (144A)	1,200,000	1,161,000
JC Penney Corp., Inc. 5.650%, 06/01/20 (a)	1,635,000	1,373,400
L Brands, Inc.
7.000%, 05/01/20	3,275,000	3,635,250
8.500%, 06/15/19	975,000	1,150,500
Men’s Wearhouse, Inc. (The) 7.000%, 07/01/22 (144A) (a)	525,000	530,250
Neiman Marcus Group Ltd., Inc. 8.000%, 10/15/21 (144A) (a)	4,000,000	4,160,000
New Albertsons, Inc. 7.450%, 08/01/29 (a)	1,000,000	910,000
7.750%, 06/15/26	3,000,000	2,835,000
Petco Animal Supplies, Inc. 9.250%, 12/01/18 (144A) (a)	1,500,000	1,578,750
Petco Holdings, Inc. 8.500%, 10/15/17 (144A) (a) (h)	1,500,000	1,522,500
PF Chang’s China Bistro, Inc. 10.250%, 06/30/20 (144A) (a)	1,225,000	1,215,813
QVC, Inc.
4.375%, 03/15/23	1,750,000	1,745,952
7.375%, 10/15/20 (144A)	2,500,000	2,663,265
Rite Aid Corp.
6.875%, 12/15/28 (144A)	1,250,000	1,250,000
7.700%, 02/15/27 (a)	5,500,000	5,885,000
Sally Holdings LLC / Sally Capital, Inc.
5.500%, 11/01/23	875,000	881,563
5.750%, 06/01/22	1,925,000	1,963,500

MIST-166

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Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
5.500%, 06/01/24 (a)	1,275,000	$1,217,625
7.375%, 08/01/21	3,009,000	3,189,540
Tops Holding Corp. / Tops Markets LLC 8.875%, 12/15/17	2,000,000	2,085,000
Tops Holding II Corp. 8.750%, 06/15/18	1,875,000	1,875,000

		60,435,216

Savings & Loans—0.0%
Washington Mutual Bank 6.875%, 06/15/11 (d) (e) (f)	6,000,000	600

Semiconductors—0.9%
Entegris, Inc. 6.000%, 04/01/22 (144A)	1,900,000	1,928,500
Freescale Semiconductor, Inc.
6.000%, 01/15/22 (144A)	2,750,000	2,791,250
10.750%, 08/01/20 (a)	4,400,000	4,884,000
Micron Technology, Inc.
5.500%, 02/01/25 (144A)	1,500,000	1,470,000
5.875%, 02/15/22 (144A)	2,000,000	2,070,000

		13,143,750

Shipbuilding—0.2%
Huntington Ingalls Industries, Inc. 7.125%, 03/15/21	2,500,000	2,693,750

Software—1.7%
Activision Blizzard, Inc. 5.625%, 09/15/21 (144A)	4,000,000	4,160,000
Audatex North America, Inc. 6.000%, 06/15/21 (144A)	1,300,000	1,332,500
Boxer Parent Co., Inc. 9.000%, 10/15/19 (144A) (h)	1,000,000	920,000
Dun & Bradstreet Corp. (The) 4.375%, 12/01/22 (a)	1,500,000	1,530,385
First Data Corp.
8.250%, 01/15/21 (144A)	6,550,000	6,943,000
11.250%, 01/15/21	2,177,000	2,479,059
12.625%, 01/15/21	3,250,000	3,891,875
Sophia L.P. / Sophia Finance, Inc. 9.750%, 01/15/19 (144A)	2,200,000	2,365,000

		23,621,819

Telecommunications—7.0%
Altice Finco S.A. 9.875%, 12/15/20 (144A) (a)	1,250,000	1,400,000
Altice S.A. 7.750%, 05/15/22 (144A) (a)	3,500,000	3,613,750
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.849%, 04/15/23	2,795,000	2,749,271

Telecommunications—(Continued)
CenturyLink, Inc.
6.150%, 09/15/19	1,500,000	1,605,000
6.450%, 06/15/21	3,750,000	4,012,500
6.750%, 12/01/23 (a)	1,625,000	1,742,813
Clearwire Communications LLC / Clearwire Finance, Inc. 14.750%, 12/01/16 (144A)	1,675,000	2,081,187
Comcel Trust 6.875%, 02/06/24 (144A) (a)	1,350,000	1,424,250
CommScope, Inc. 5.500%, 06/15/24 (144A)	2,200,000	2,161,500
Consolidated Communications Finance II Co. 6.500%, 10/01/22 (144A) (a)	1,350,000	1,343,250
CPI International, Inc. 8.750%, 02/15/18	2,500,000	2,587,500
Digicel Group, Ltd.
7.125%, 04/01/22 (144A) (a)	1,500,000	1,497,000
8.250%, 09/30/20 (144A)	2,000,000	2,060,200
Digicel, Ltd. 7.000%, 02/15/20 (144A) (a)	3,000,000	3,090,000
DigitalGlobe, Inc. 5.250%, 02/01/21 (144A)	1,900,000	1,824,000
Frontier Communications Corp.
7.625%, 04/15/24 (a)	1,400,000	1,452,500
9.250%, 07/01/21	1,225,000	1,399,563
Hughes Satellite Systems Corp. 7.625%, 06/15/21	4,000,000	4,360,000
Inmarsat Finance plc 4.875%, 05/15/22 (144A)	1,850,000	1,808,375
Intelsat Luxembourg S.A.
7.750%, 06/01/21 (a)	7,295,000	7,431,781
8.125%, 06/01/23 (a)	1,025,000	1,068,563
MetroPCS Wireless, Inc. 6.625%, 11/15/20	2,000,000	2,055,000
Motorola Solutions, Inc. 3.500%, 09/01/21 (a)	1,800,000	1,774,607
Sable International Finance, Ltd. 8.750%, 02/01/20 (144A)	1,690,000	1,842,100
SBA Communications Corp. 4.875%, 07/15/22 (144A) (a)	900,000	864,000
SBA Telecommunications, Inc. 5.750%, 07/15/20	2,000,000	2,035,000
SoftBank Corp. 4.500%, 04/15/20 (144A)	1,100,000	1,097,250
Sprint Capital Corp. 6.900%, 05/01/19	2,500,000	2,628,125
Sprint Communications, Inc.
7.000%, 03/01/20 (144A)	2,500,000	2,734,375
7.000%, 08/15/20	2,250,000	2,345,625
Sprint Corp.
7.250%, 09/15/21 (144A)	2,700,000	2,811,375
7.875%, 09/15/23 (144A) (a)	2,625,000	2,782,500
T-Mobile USA, Inc. 6.500%, 01/15/24 (a)	5,500,000	5,568,750
6.542%, 04/28/20 (a)	4,750,000	4,868,750

MIST-167

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Telemovil Finance Co., Ltd. 8.000%, 10/01/17 (144A) (a)	1,500,000	$1,539,375
UPCB Finance V, Ltd. 7.250%, 11/15/21 (144A)	2,850,000	3,049,500
Verizon Communications, Inc. 3.450%, 03/15/21 (a)	400,000	405,970
ViaSat, Inc. 6.875%, 06/15/20	808,000	856,480
Virgin Media Finance plc 6.000%, 10/15/24 (144A)	925,000	926,156
Virgin Media Secured Finance plc 5.375%, 04/15/21 (144A) (a)	3,000,000	3,022,500
Wind Acquisition Finance S.A. 7.375%, 04/23/21 (144A)	4,250,000	4,271,250

		98,191,691

Textiles—0.1%
Springs Industries, Inc. 6.250%, 06/01/21 (a)	900,000	882,000

Transportation—0.6%
Kansas City Southern de Mexico S.A. de C.V. 2.350%, 05/15/20	2,000,000	1,916,426
Viterra, Inc. 5.950%, 08/01/20 (144A)	4,250,000	4,763,978
Watco Cos. LLC / Watco Finance Corp. 6.375%, 04/01/23 (144A)	1,125,000	1,130,625

		7,811,029

Trucking & Leasing—0.1%
Jurassic Holdings III, Inc. 6.875%, 02/15/21 (144A)	1,350,000	1,350,000

Total Corporate Bonds & Notes (Cost $1,051,993,007)		1,069,630,969

Convertible Bonds—12.7%

Airlines—0.5%
United Airlines, Inc. 4.500%, 01/15/15	2,600,000	6,436,625

Apparel—0.2%
Iconix Brand Group, Inc. 1.500%, 03/15/18 (a)	2,500,000	3,187,500

Auto Manufacturers—0.5%
Ford Motor Co. 4.250%, 11/15/16 (a)	1,200,000	2,056,500
Tesla Motors, Inc. 1.250%, 03/01/21	2,000,000	1,900,000
Volkswagen International Finance NV 5.500%, 11/09/15 (144A) (EUR)	2,600,000	3,386,061

		7,342,561

Auto Parts & Equipment—0.1%
Meritor, Inc. 4.000%, 02/15/27 (i)	1,800,000	1,847,250

Banks—0.0%
LBG Capital No.1 plc 8.000%, 06/15/20 (144A) (c)	560,000	604,912

Biotechnology—1.6%
BioMarin Pharmaceutical, Inc. 1.875%, 04/23/17	650,000	2,317,250
Cubist Pharmaceuticals, Inc. 1.875%, 09/01/20 (a)	3,000,000	3,337,500
Gilead Sciences, Inc. 1.625%, 05/01/16	850,000	3,968,969
Illumina, Inc. 0.250%, 03/15/16	1,750,000	3,477,031
0.500%, 06/15/21 (144A) (a)	625,000	668,750
Incyte Corp., Ltd. 1.250%, 11/15/20 (144A)	525,000	637,547
Isis Pharmaceuticals, Inc. 2.750%, 10/01/19	800,000	1,934,000
Medivation, Inc. 2.625%, 04/01/17	2,000,000	3,900,000
Merrimack Pharmaceuticals, Inc. 4.500%, 07/15/20	475,000	738,328
Regeneron Pharmaceuticals, Inc. 1.875%, 10/01/16	400,000	1,708,750

		22,688,125

Computers—0.2%
SanDisk Corp. 0.500%, 10/15/20 (144A)	1,975,000	2,363,828

Diversified Financial Services—0.1%
Janus Capital Group, Inc. 0.750%, 07/15/18	950,000	1,339,500

Electrical Components & Equipment—0.2%
SunPower Corp. 0.750%, 06/01/18	1,500,000	2,217,188
0.875%, 06/01/21 (144A) (a)	800,000	857,000

		3,074,188

Electronics—0.2%
Fluidigm Corp. 2.750%, 02/01/34	2,500,000	2,226,563

Energy-Alternate Sources—0.1%
SolarCity Corp. 1.625%, 11/01/19 (144A) (a)	1,400,000	1,348,375

Healthcare-Products—0.2%
Cepheid, Inc. 1.250%, 02/01/21 (144A) (a)	2,925,000	2,879,297

MIST-168

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—0.6%
Brookdale Senior Living, Inc. 2.750%, 06/15/18	4,250,000	$5,469,219
WellPoint, Inc. 2.750%, 10/15/42	1,500,000	2,470,312

		7,939,531

Household Products/Wares—0.1%
Jarden Corp. 1.125%, 03/15/34 (144A) (a)	2,000,000	1,993,750

Insurance—0.1%
MGIC Investment Corp. 2.000%, 04/01/20	1,350,000	1,788,750

Internet—0.7%
HomeAway, Inc. 0.125%, 04/01/19 (144A) (a)	650,000	634,563
Priceline Group, Inc. (The) 1.000%, 03/15/18	2,750,000	3,700,469
Twitter, Inc. 1.000%, 09/15/21 (144A) (a)	2,650,000	2,589,182
Vipshop Holdings, Ltd. 1.500%, 03/15/19	1,700,000	2,011,312
Yahoo!, Inc. Zero Coupon, 12/01/18 (144A) (a)	1,000,000	1,039,375

		9,974,901

Investment Company Security—0.1%
Ares Capital Corp. 4.875%, 03/15/17 (a)	1,500,000	1,563,750

Lodging—0.1%
MGM Resorts International 4.250%, 04/15/15	1,500,000	1,889,063

Machinery-Diversified—0.5%
Altra Industrial Motion Corp. 2.750%, 03/01/31	2,400,000	2,925,000
Chart Industries, Inc. 2.000%, 08/01/18 (a)	3,050,000	3,532,281

		6,457,281

Media—0.2%
Liberty Interactive LLC 0.750%, 03/30/43	2,200,000	2,913,625

Metal Fabricate/Hardware—0.0%
RTI International Metals, Inc. 1.625%, 10/15/19	625,000	597,656

Mining—0.1%
Stillwater Mining Co. 1.750%, 10/15/32	1,350,000	1,722,094

Miscellaneous Manufacturing—0.7%
Danaher Corp. Zero Coupon, 01/22/21	2,500,000	5,510,937
Trinity Industries, Inc. 3.875%, 06/01/36	2,000,000	3,882,500

		9,393,437

Oil & Gas—0.4%
Energy XXI Bermuda, Ltd. 3.000%, 12/15/18 (144A) (a)	4,400,000	3,591,500
PDC Energy, Inc. 3.250%, 05/15/16 (144A)	2,000,000	2,652,500

		6,244,000

Pharmaceuticals—1.2%
ALZA Corp. Zero Coupon, 07/28/20	5,000,000	7,312,500
Depomed, Inc. 2.500%, 09/01/21	970,000	1,023,956
Mylan, Inc. 3.750%, 09/15/15	850,000	2,903,813
Omnicare, Inc. 3.500%, 02/15/44 (a)	2,500,000	2,743,750
Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19	1,300,000	3,144,375

		17,128,394

Real Estate Investment Trusts—0.6%
Host Hotels & Resorts L.P. 2.500%, 10/15/29 (144A)	4,800,000	7,917,000

Retail—0.2%
Restoration Hardware Holdings, Inc. Zero Coupon, 06/15/19 (144A) (a)	2,475,000	2,337,328

Semiconductors—1.5%
Intel Corp. 3.250%, 08/01/39	4,250,000	7,126,719
Micron Technology, Inc. 3.000%, 11/15/43	4,000,000	5,260,000
Novellus Systems, Inc. 2.625%, 05/15/41	1,300,000	2,833,187
NVIDIA Corp. 1.000%, 12/01/18 (144A)	750,000	821,719
SunEdison, Inc. 0.250%, 01/15/20 (144A)	2,500,000	2,443,750
Xilinx, Inc. 2.625%, 06/15/17	1,575,000	2,331,984

		20,817,359

Software—1.3%
Citrix Systems, Inc. 0.500%, 04/15/19 (144A) (a)	700,000	763,875
NetSuite, Inc. 0.250%, 06/01/18 (a)	2,500,000	2,601,562

MIST-169

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*/ Shares	Value

Software—(Continued)
Proofpoint, Inc. 1.250%, 12/15/18 (144A) (a)	2,750,000	$3,236,406
salesforce.com, Inc. 0.250%, 04/01/18	6,350,000	7,080,250
ServiceNow, Inc. Zero Coupon, 11/01/18 (144A) (a)	1,500,000	1,577,813
Verint Systems, Inc. 1.500%, 06/01/21 (a)	1,000,000	1,084,375
Workday, Inc. 0.750%, 07/15/18	1,500,000	1,791,563

		18,135,844

Telecommunications—0.4%
Nortel Networks Corp. 2.125%, 04/15/14 (a) (d)	3,300,000	3,254,625
Palo Alto Networks, Inc. Zero Coupon, 07/01/19 (144A)	1,500,000	1,665,000

		4,919,625

Total Convertible Bonds (Cost $152,920,569)		179,072,112

Common Stocks—3.5%

Auto Components—0.1%
BorgWarner, Inc.	26,300	1,383,643

Banks—0.2%
Fifth Third Bancorp (a)	150,000	3,003,000

Biotechnology—0.3%
Merrimack Pharmaceuticals, Inc. (a) (j)	51,000	447,780
Pharmacyclics, Inc. (j)	11,800	1,385,674
Puma Biotechnology, Inc. (j)	5,800	1,383,706
Vertex Pharmaceuticals, Inc. (a) (j)	10,500	1,179,255

		4,396,415

Chemicals—0.2%
Monsanto Co.	25,300	2,846,503

Diversified Consumer Services—0.1%
LifeLock, Inc. (a) (j)	42,000	600,180

Electrical Equipment—0.2%
Emerson Electric Co.	20,000	1,251,600
Generac Holdings, Inc. (a) (j)	23,000	932,420

		2,184,020

Food Products—0.1%
Boulder Brands, Inc. (a) (j)	64,400	877,772
WhiteWave Foods Co. (The) - Class A (a) (j)	25,000	908,250

		1,786,022

Health Care Providers & Services—0.3%
Community Health Systems, Inc. (j)	25,700	1,408,103
Team Health Holdings, Inc. (a) (j)	45,000	2,609,550

		4,017,653

Internet Software & Services—0.1%
Alibaba Group Holding, Ltd. (ADR) (a) (j)	4,800	426,480
Yelp, Inc. (j)	20,500	1,399,125

		1,825,605

IT Services—0.2%
FleetCor Technologies, Inc. (j)	10,100	1,435,412
VeriFone Systems, Inc. (j)	40,000	1,375,200

		2,810,612

Machinery—0.0%
Mueller Water Products, Inc. - Class A	70,000	579,600

Media—0.1%
Twenty-First Century Fox, Inc. - Class A (a)	42,000	1,440,180

Metals & Mining—0.0%
Mirabela Nickel, Ltd. (e) (j)	5,556,301	320,718

Oil, Gas & Consumable Fuels—0.7%
Diamondback Energy, Inc. (j)	33,000	2,467,740
EOG Resources, Inc.	25,000	2,475,500
Kodiak Oil & Gas Corp. (a) (j)	79,400	1,077,458
Parsley Energy, Inc. - Class A (j)	54,500	1,162,485
Whiting Petroleum Corp. (j)	27,000	2,093,850

		9,277,033

Paper & Forest Products—0.0%
PT Indah Kiat Pulp and Paper Corp. (j)	1,867,500	161,763

Pharmaceuticals—0.4%
Bristol-Myers Squibb Co. (a)	55,600	2,845,608
Teva Pharmaceutical Industries, Ltd. (ADR)	40,000	2,150,000
Valeant Pharmaceuticals International, Inc. (j)	2,000	262,400

		5,258,008

Software—0.4%
FireEye, Inc. (a) (j)	45,000	1,375,200
Fortinet, Inc. (j)	70,000	1,768,550
Red Hat, Inc. (j)	25,700	1,443,055
Splunk, Inc. (j)	25,000	1,384,000

		5,970,805

Water Utilities—0.1%
American Water Works Co., Inc. (a)	23,000	1,109,290

Total Common Stocks (Cost $45,707,204)		48,971,050

MIST-170

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Convertible Preferred Stocks—3.1%

Security Description	Shares	Value

Aerospace & Defense—0.4%
United Technologies Corp. 7.500%, 08/01/15 (a)	100,000	$5,889,000

Banks—0.3%
Wells Fargo & Co., Series L 7.500%, 12/31/49	4,000	4,810,040

Diversified Financial Services—0.6%
AMG Capital Trust II 5.150%, 10/15/37	123,500	7,641,562

Electric Utilities—0.4%
Exelon Corp. 6.500%, 06/01/17 (a)	34,900	1,772,920
NextEra Energy, Inc. 5.889%, 09/01/15	70,000	4,193,700

		5,966,620

Iron/Steel—0.0%
ArcelorMittal 6.000%, 01/15/16 (a)	25,000	530,078

Metals & Mining—0.1%
Alcoa, Inc. 5.375%, 10/01/17	29,200	1,457,080

Multi-Utilities—0.2%
Dominion Resources, Inc. 6.000%, 07/01/16	50,000	2,812,500

Real Estate Investment Trusts—0.8%
Alexandria Real Estate Equities, Inc. 7.000%, 12/31/49 (a)	62,900	1,697,042
American Tower Corp. 5.250%, 05/15/17	8,300	900,550
Crown Castle International Corp. 4.500%, 11/01/16	25,000	2,629,500
Health Care REIT, Inc. 6.500%, 12/31/49 (a)	75,000	4,288,500
Weyerhaeuser Co. 6.375%, 07/01/16	25,900	1,399,377

		10,914,969

Road & Rail—0.3%
Genesee & Wyoming, Inc. 5.000%, 10/01/15	30,000	3,682,500

Telecommunications—0.0%
Intelsat S.A. 5.750%, 05/01/16	6,000	284,880

Total Convertible Preferred Stocks (Cost $41,113,141)		43,989,229

U.S. Treasury & Government Agencies—1.7%
Security Description	Principal Amount*/ Shares	Value

Agency Sponsored Mortgage - Backed—1.6%
Fannie Mae 30 Yr. Pool 3.500%, 07/01/43	11,176,581	11,439,291
4.000%, 04/01/44	9,926,946	10,483,798

		21,923,089

U.S. Treasury—0.1%
U.S. Treasury Note 2.375%, 08/15/24	1,875,000	1,853,321

Total U.S. Treasury & Government Agencies (Cost $23,560,053)		23,776,410

Floating Rate Loans (c)—1.0%

Electronics—0.1%
Generac Power Systems, Inc. Term Loan B, 3.250%, 10/01/14	2,071,629	2,039,882

Entertainment—0.1%
Delta 2 (LUX) S.a.r.l. 2nd Lien Term Loan, 7.750%, 07/29/22	1,500,000	1,497,188

Insurance—0.1%
Asurion LLC 2nd Lien Term Loan, 8.500%, 03/03/21	1,350,000	1,370,250

Media—0.3%
Advantage Sales & Marketing, Inc. 2nd Lien Term Loan, 7.500%, 07/25/22	1,800,000	1,777,950
Charter Communications Operating LLC Term Loan G, 4.250%, 10/14/14	2,000,000	1,996,428

		3,774,378

Oil & Gas—0.2%
Templar Energy LLC 2nd Lien Term Loan, 0.000%, 11/25/20 (k)	3,025,000	2,941,812

Retail—0.1%
BJ’s Wholesale Club, Inc. 2nd Lien Term Loan, 8.500%, 03/26/20	1,425,000	1,440,141

Trading Companies & Distributors—0.1%
Neff Rental LLC 2nd Lien Term Loan, 7.250%, 06/09/21	1,500,000	1,500,937

Total Floating Rate Loans (Cost $14,536,981)		14,564,588

Preferred Stocks—0.5%

Banks—0.4%
GMAC Capital Trust I, 8.125% (c)	50,000	1,330,500
Texas Capital Bancshares, Inc., 6.500%	86,800	2,086,672

MIST-171

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Banks—(Continued)
U.S. Bancorp. Series A, 3.500% (a) (c)	2,305	$1,906,742

		5,323,914

Thrifts & Mortgage Finance—0.1%
Federal National Mortgage Association Series S, 8.250% (c) (j)	136,300	1,253,960

Total Preferred Stocks (Cost $8,670,566)		6,577,874

Foreign Government—0.1%

Sovereign—0.1%
Bermuda Government International Bond 4.138%, 01/03/23 (144A) (a) (Cost $2,154,400)	2,150,000	2,117,750

Warrants—0.1%

Auto Components—0.1%
Cooper-Standard Holding, Inc., Strike Price $27.33, Expires 11/27/17 (e) (j)	20,875	758,389

Media—0.0%
Ion Media Second Lien, Expires 12/18/16 (e) (f) (j)	395	38,726
Ion Media Unsecured Debt, Expires 12/18/16 (e) (f) (j)	390	38,235

		76,961

Total Warrants (Cost $2,394,059)		835,350

Short-Term Investment—14.8%

Mutual Fund—14.8%
State Street Navigator Securities Lending MET Portfolio (l)	208,367,923	208,367,923

Total Short-Term Investment (Cost $208,367,923)		208,367,923

Total Investments—113.4% (Cost $1,551,417,903) (m)		1,597,903,255
Other assets and liabilities (net)—(13.4)%		(188,200,102)

Net Assets—100.0%		$1,409,703,153

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $208,535,480 and the collateral received consisted of cash in the amount of $208,367,924 and non-cash collateral with a value of $9,318,435. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2014, the market value of restricted securities was $8,861,985, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Non-income producing; Security is in default and/or issuer is in bankruptcy.
(e)	Illiquid security. As of September 30, 2014, these securities represent 0.2% of net assets.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent less than 0.05% of net assets.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2014, the market value of securities pledged was $522,097.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(j)	Non-income producing security.
(k)	This loan will settle after September 30, 2014, at which time the interest rate will be determined.
(l)	Represents investment of cash collateral received from securities lending transactions.
(m)	As of September 30, 2014, the aggregate cost of investments was $1,551,417,903. The aggregate unrealized appreciation and depreciation of investments were $74,426,787 and $(27,941,435), respectively, resulting in net unrealized appreciation of $46,485,352.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $414,246,180, which is 29.4% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(EUR)—	Euro
(GBP)—	British Pound

MIST-172

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Affinion Investments LLC	12/09/13	$1,000,000	$1,012,500	$930,000
Brookstone Co., Inc	07/25/14	2,041,798	17,357	17,356
IFM U.S. Colonial Pipeline 2 LLC	04/14/11	4,900,000	4,898,046	5,256,220
MU Finance plc	01/22/10	2,568,511	2,548,591	2,658,409

				$8,861,985

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
U.S. Treasury Note 10 Year Futures	12/19/14	(403)	USD	(50,517,518)	$287,346

(GBP)—	British Pound
(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$24,042,875	$—	$24,042,875
Airlines	—	3,576,196	—	3,576,196
Apparel	—	3,692,750	—	3,692,750
Auto Manufacturers	—	5,715,000	—	5,715,000
Auto Parts & Equipment	—	12,921,125	—	12,921,125
Banks	—	39,375,481	—	39,375,481
Beverages	—	2,440,625	—	2,440,625
Biotechnology	—	3,622,500	—	3,622,500
Building Materials	—	11,405,450	—	11,405,450
Chemicals	—	29,512,493	—	29,512,493
Coal	—	2,659,500	—	2,659,500
Commercial Services	—	37,997,135	—	37,997,135
Computers	—	15,999,075	—	15,999,075
Cosmetics/Personal Care	—	6,087,630	—	6,087,630
Distribution/Wholesale	—	1,592,250	—	1,592,250
Diversified Financial Services	—	65,820,296	—	65,820,296
Electric	—	13,684,951	—	13,684,951
Electrical Components & Equipment	—	10,124,656	—	10,124,656

MIST-173

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Energy-Alternate Sources	$—	$2,270,656	$—	$2,270,656
Engineering & Construction	—	4,869,625	—	4,869,625
Entertainment	—	22,811,071	—	22,811,071
Environmental Control	—	4,750,000	—	4,750,000
Food	—	26,388,343	—	26,388,343
Forest Products & Paper	—	4,525,000	—	4,525,000
Gas	—	5,457,315	—	5,457,315
Hand/Machine Tools	—	4,167,750	—	4,167,750
Healthcare-Products	—	5,738,875	—	5,738,875
Healthcare-Services	—	52,194,362	—	52,194,362
Holding Companies-Diversified	—	1,439,775	—	1,439,775
Home Builders	—	9,983,825	—	9,983,825
Household Products/Wares	—	18,885,079	—	18,885,079
Insurance	—	5,248,387	—	5,248,387
Internet	—	8,344,688	—	8,344,688
Investment Company Security	—	2,111,988	—	2,111,988
Iron/Steel	—	11,753,855	—	11,753,855
Leisure Time	—	3,306,000	—	3,306,000
Lodging	—	14,156,406	—	14,156,406
Machinery-Diversified	—	14,219,135	—	14,219,135
Media	—	58,213,978	—	58,213,978
Metal Fabricate/Hardware	—	3,807,649	—	3,807,649
Mining	—	11,317,501	32,156	11,349,657
Miscellaneous Manufacturing	—	12,111,128	—	12,111,128
Office Furnishings	—	3,471,933	—	3,471,933
Oil & Gas	—	128,765,039	—	128,765,039
Oil & Gas Services	—	20,384,656	—	20,384,656
Packaging & Containers	—	24,317,583	—	24,317,583
Pharmaceuticals	—	20,520,125	—	20,520,125
Pipelines	—	44,317,573	—	44,317,573
Real Estate	—	970,424	—	970,424
Real Estate Investment Trusts	—	20,379,246	—	20,379,246
Retail	—	60,204,310	230,906	60,435,216
Savings & Loans	—	—	600	600
Semiconductors	—	13,143,750	—	13,143,750
Shipbuilding	—	2,693,750	—	2,693,750
Software	—	23,621,819	—	23,621,819
Telecommunications	—	98,191,691	—	98,191,691
Textiles	—	882,000	—	882,000
Transportation	—	7,811,029	—	7,811,029
Trucking & Leasing	—	1,350,000	—	1,350,000
Total Corporate Bonds & Notes	—	1,069,367,307	263,662	1,069,630,969
Total Convertible Bonds*	—	179,072,112	—	179,072,112
Common Stocks
Auto Components	1,383,643	—	—	1,383,643
Banks	3,003,000	—	—	3,003,000
Biotechnology	4,396,415	—	—	4,396,415
Chemicals	2,846,503	—	—	2,846,503
Diversified Consumer Services	600,180	—	—	600,180
Electrical Equipment	2,184,020	—	—	2,184,020
Food Products	1,786,022	—	—	1,786,022
Health Care Providers & Services	4,017,653	—	—	4,017,653
Internet Software & Services	1,825,605	—	—	1,825,605
IT Services	2,810,612	—	—	2,810,612
Machinery	579,600	—	—	579,600
Media	1,440,180	—	—	1,440,180
Metals & Mining	—	320,718	—	320,718
Oil, Gas & Consumable Fuels	9,277,033	—	—	9,277,033

MIST-174

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Paper & Forest Products	$—	$161,763	$—	$161,763
Pharmaceuticals	5,258,008	—	—	5,258,008
Software	5,970,805	—	—	5,970,805
Water Utilities	1,109,290	—	—	1,109,290
Total Common Stocks	48,488,569	482,481	—	48,971,050
Convertible Preferred Stocks
Aerospace & Defense	5,889,000	—	—	5,889,000
Banks	4,810,040	—	—	4,810,040
Diversified Financial Services	—	7,641,562	—	7,641,562
Electric Utilities	5,966,620	—	—	5,966,620
Iron/Steel	—	530,078	—	530,078
Metals & Mining	1,457,080	—	—	1,457,080
Multi-Utilities	2,812,500	—	—	2,812,500
Real Estate Investment Trusts	10,914,969	—	—	10,914,969
Road & Rail	3,682,500	—	—	3,682,500
Telecommunications	284,880	—	—	284,880
Total Convertible Preferred Stocks	35,817,589	8,171,640	—	43,989,229
Total U.S. Treasury & Government Agencies*	—	23,776,410	—	23,776,410
Total Floating Rate Loans*	—	14,564,588	—	14,564,588
Total Preferred Stocks*	6,577,874	—	—	6,577,874
Total Foreign Government*	—	2,117,750	—	2,117,750
Warrants
Auto Components	758,389	—	—	758,389
Media	—	—	76,961	76,961
Total Warrants	758,389	—	76,961	835,350
Total Short-Term Investment*	208,367,923	—	—	208,367,923
Total Investments	$300,010,344	$1,297,552,288	$340,623	$1,597,903,255

Collateral for Securities Loaned (Liability)	$—	$(208,367,923)	$—	$(208,367,923)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$287,346	$—	$—	$287,346

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $644,530 were due to decreased trading activity. Transfers from Level 2 to Level 1 in the amount of $1,691,893 were due to increased trading activity.

MIST-175

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts/ (Premiums)	Change in Unrealized Appreciation	Purchases	Sales	Balance as of September 30, 2014	Change in Unrealized Appreciation from investments still held at September 30, 2014
Corporate Bonds & Notes
Mining	$—	$—	$—	$32,156	$—	$32,156	$—
Retail	—	—	—	334,016	(103,110)	230,906	—
Saving & Loans	600	(363)	363	—	—	600	363
Warrants
Media	76,961	—	—	—	—	76,961	—

Total	$77,561	$(363)	$363	$366,172	$(103,110)	$340,623	$363

MIST-176

Met Investors Series Trust

Met/Artisan International Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—94.1% of Net Assets

Security Description	Shares	Value

Belgium—4.2%
Anheuser-Busch InBev NV	185,144	$20,537,929
Telenet Group Holding NV (a)	143,957	8,270,297
UCB S.A.	125,576	11,397,861

		40,206,087

Brazil—0.2%
Ambev S.A. (ADR) (b)	270,353	1,770,812

China—12.1%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	7,338	651,981
Baidu, Inc. (ADR) (a)	242,180	52,850,941
Beijing Enterprises Holdings, Ltd.	1,980,000	16,999,598
China Mobile, Ltd.	1,650,500	19,352,670
Industrial & Commercial Bank of China, Ltd. - Class H	15,958,000	9,938,397
Tencent Holdings, Ltd.	1,136,300	16,885,772

		116,679,359

Denmark—0.5%
Rockwool International A/S - B Shares	31,186	4,504,699

France—4.9%
L’Oreal S.A.	42,355	6,707,928
LVMH Moet Hennessy Louis Vuitton S.A.	42,753	6,930,300
Pernod-Ricard S.A.	4,404	497,767
Publicis Groupe S.A.	671	46,013
Schneider Electric SE	126,428	9,667,650
Technip S.A.	53,915	4,523,832
Zodiac Aerospace	587,240	18,726,361

		47,099,851

Germany—11.7%
Bayer AG	281,784	39,464,804
Beiersdorf AG	146,425	12,230,154
Deutsche Post AG	548,481	17,540,521
Linde AG	180,542	34,693,066
MTU Aero Engines AG	106,009	9,037,507

		112,966,052

Hong Kong—4.7%
AIA Group, Ltd.	6,148,972	31,734,659
Sands China, Ltd.	2,611,100	13,564,477

		45,299,136

Ireland—0.7%
CRH plc	285,934	6,499,784

Japan—15.4%
IHI Corp.	4,470,000	23,177,192
KDDI Corp.	211,200	12,708,704
LIXIL Group Corp. (b)	386,200	8,257,886
NGK Insulators, Ltd.	953,000	22,754,216
Olympus Corp. (a)	698,500	25,100,165
Ono Pharmaceutical Co., Ltd. (b)	119,700	10,645,160

Japan—(Continued)
SoftBank Corp.	234,264	$16,444,583
Toyota Motor Corp.	510,500	30,000,529

		149,088,435

Mexico—2.9%
Grupo Televisa S.A.B. (ADR)	821,922	27,846,717

Netherlands—4.0%
ASML Holding NV	289,833	28,766,300
Ziggo NV (a)	221,984	10,363,877

		39,130,177

South Korea—0.9%
NAVER Corp.	7,119	5,398,643
Orion Corp.	4,379	3,628,692

		9,027,335

Spain—1.0%
Grifols S.A.	131,800	5,361,450
Grifols S.A. (ADR)	117,207	4,117,482

		9,478,932

Switzerland—8.7%
Actelion, Ltd. (a)	110,578	12,964,417
Nestle S.A.	368,889	27,057,897
Roche Holding AG	98,722	29,231,789
Swatch Group AG (The) - Bearer Shares	18,251	8,647,356
Syngenta AG	18,595	5,902,163

		83,803,622

United Kingdom—17.4%
Babcock International Group plc	35,177	619,609
BT Group plc	1,706,871	10,455,383
Croda International plc	335,570	11,127,535
Diageo plc	31,581	913,132
InterContinental Hotels Group plc	233,455	9,001,887
Johnson Matthey plc	379,286	17,846,567
Liberty Global plc - Class A (a) (b)	294,765	12,539,303
Liberty Global plc - Series C (a) (b)	451,814	18,531,151
Prudential plc	500,423	11,114,792
Rolls-Royce Holdings plc (a)	1,444,519	22,390,618
SABMiller plc	341,784	18,992,357
Saga plc (a) (b)	744,667	2,105,835
Smiths Group plc	251,645	5,154,480
Unilever NV	302,162	12,010,924
WPP plc	752,533	15,052,250

		167,855,823

United States—4.8%
Cognizant Technology Solutions Corp. - Class A (a)	216,096	9,674,618
Covidien plc	258,451	22,358,596
Nielsen NV	71,873	3,186,130

MIST-177

Met Investors Series Trust

Met/Artisan International Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Schlumberger, Ltd. (b)	108,790	$11,062,855

		46,282,199

Total Common Stocks (Cost $906,338,337)		907,539,020

Preferred Stock—1.3%

Germany—1.3%
Henkel AG & Co. KGaA (Cost $13,279,362)	119,846	11,967,518

Equity Linked Security—0.7%

Ireland—0.7%
Ryanair Holdings plc (HSBC Bank plc), 11/17/16 (c) (Cost $6,526,158)	680,600	6,485,065

Short-Term Investments—7.3%

Mutual Fund—3.5%
State Street Navigator Securities Lending MET Portfolio (d)	33,896,577	33,896,577

Repurchase Agreement—3.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $36,559,035 on 10/01/14, collateralized by $37,245,000 U.S. Treasury Note at 0.250% due 08/15/15 with a value of $37,291,556.	36,559,035	36,559,035

Total Short-Term Investments (Cost $70,455,612)		70,455,612

Total Investments—103.4% (Cost $996,599,469) (e)		996,447,215
Other assets and liabilities (net)—(3.4)%		(32,410,554)

Net Assets—100.0%		$964,036,661

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $32,575,231 and the collateral received consisted of cash in the amount of $33,896,577. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2014, the aggregate cost of investments was $996,599,469. The aggregate unrealized appreciation and depreciation of investments were $50,464,369 and $(50,616,623), respectively, resulting in net unrealized depreciation of $(152,254).
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-178

Met Investors Series Trust

Met/Artisan International Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$40,206,087	$—	$40,206,087
Brazil	1,770,812	—	—	1,770,812
China	53,502,922	63,176,437	—	116,679,359
Denmark	—	4,504,699	—	4,504,699
France	—	47,099,851	—	47,099,851
Germany	—	112,966,052	—	112,966,052
Hong Kong	—	45,299,136	—	45,299,136
Ireland	—	6,499,784	—	6,499,784
Japan	—	149,088,435	—	149,088,435
Mexico	27,846,717	—	—	27,846,717
Netherlands	—	39,130,177	—	39,130,177
South Korea	—	9,027,335	—	9,027,335
Spain	4,117,482	5,361,450	—	9,478,932
Switzerland	—	83,803,622	—	83,803,622
United Kingdom	31,070,454	136,785,369	—	167,855,823
United States	46,282,199	—	—	46,282,199
Total Common Stocks	164,590,586	742,948,434	—	907,539,020
Total Preferred Stock*	—	11,967,518	—	11,967,518
Total Equity Linked Security*	6,485,065	—	—	6,485,065
Short-Term Investments
Mutual Fund	33,896,577	—	—	33,896,577
Repurchase Agreement	—	36,559,035	—	36,559,035
Total Short-Term Investments	33,896,577	36,559,035	—	70,455,612
Total Investments	$204,972,228	$791,474,987	$—	$996,447,215

Collateral for securities loaned (Liability)	$—	$(33,896,577)	$—	$(33,896,577)

*	See Schedule of Investments for additional detailed categorizations.

MIST-179

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (a)—97.2% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.4%
inVentiv Health, Inc. Incremental Term Loan B3, 7.752%, 05/15/18	1,547,022	$1,544,121
Term Loan B4, 7.750%, 05/15/18	1,681,243	1,674,238

		3,218,359

Aerospace/Defense—2.2%
DAE Aviation Holdings, Inc. Term Loan B1, 5.000%, 11/02/18	1,169,836	1,173,931
Ducommun, Inc. Term Loan, 4.750%, 06/28/17	289,803	289,803
Flying Fortress, Inc. Term Loan, 3.500%, 06/30/17	2,729,167	2,713,815
Silver II U.S. Holdings LLC Term Loan, 4.000%, 12/13/19	5,623,437	5,533,816
Standard Aero, Ltd. Term Loan B2, 5.000%, 11/02/18	305,511	306,580
Transdigm, Inc. Term Loan C, 3.750%, 02/28/20	8,737,430	8,608,413
Term Loan D, 3.750%, 06/04/21	1,795,500	1,770,171

		20,396,529

Auto Components—0.7%
CS Intermediate Holdco 2 LLC Term Loan B, 4.000%, 04/04/21	698,250	691,267
Federal-Mogul Holdings Corp. Term Loan C, 4.750%, 04/15/21	4,300,000	4,269,285
Visteon Corp. Delayed Draw Term Loan B, 3.500%, 04/09/21	1,172,063	1,155,947

		6,116,499

Auto Manufacturers—1.2%
ASP HHI Acquisition Co., Inc. Term Loan, 5.000%, 10/05/18	2,191,992	2,194,048
Chrysler Group LLC Term Loan B, 3.250%, 12/31/18	4,253,625	4,195,138
Term Loan B, 3.500%, 05/24/17	4,780,588	4,751,455

		11,140,641

Auto Parts & Equipment—2.1%
Affinia Group Intermediate Holdings, Inc. Term Loan B2, 4.750%, 04/27/20	447,811	448,371
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan, 4.750%, 04/30/19	7,300,000	7,312,549
INA Beteiligungsgesellschaft mbH Term Loan E, 3.750%, 05/15/20	925,000	917,897
Metaldyne LLC Term Loan, 4.250%, 12/18/18	4,007,879	3,993,683
TI Group Automotive Systems LLC Term Loan B, 4.250%, 07/01/21	1,845,375	1,820,001
Tower Automotive Holdings USA LLC Term Loan, 4.000%, 04/23/20	1,535,504	1,521,108

Auto Parts & Equipment—(Continued)
Veyance Technologies, Inc. 1st Lien Term Loan, 5.250%, 09/08/17	3,114,375	3,106,589

		19,120,198

Beverages—0.1%
Virtuoso U.S. LLC Term Loan, 4.750%, 02/11/21	721,998	717,185

Biotechnology—0.3%
Ikaria, Inc. 1st Lien Term Loan, 5.000%, 02/12/21	2,259,169	2,255,992

Building Materials—0.3%
CPG International, Inc. Term Loan, 4.750%, 09/30/20	618,750	617,203
Quikrete Holdings, Inc. 1st Lien Term Loan, 4.000%, 09/28/20	951,850	945,207
Summit Materials Cos. I LLC Term Loan B, 5.000%, 01/30/19	439,926	440,475
Tank Holding Corp. Term Loan, 4.250%, 07/09/19	776,155	771,983

		2,774,868

Capital Markets—0.7%
Armor Holding II LLC 1st Lien Term Loan, 5.750%, 06/26/20	652,384	649,252
Corporate Capital Trust, Inc. Term Loan B, 4.000%, 05/15/19	945,250	947,802
Guggenheim Partners LLC Term Loan, 4.250%, 07/22/20	1,340,241	1,336,611
Medley LLC Term Loan, 6.500%, 05/15/19	575,000	572,125
NXT Capital, Inc. Incremental Term Loan, 6.250%, 09/04/18	124,372	124,994
Term Loan B, 6.250%, 09/04/18	742,500	746,213
RCS Capital Corp. 1st Lien Term Loan, 6.500%, 04/29/19	1,135,625	1,145,562
Sheridan Investment Partners II L.P. Term Loan A, 4.250%, 12/16/20	101,434	99,975
Term Loan B, 4.250%, 12/16/20	729,175	718,693
Term Loan M, 4.250%, 12/16/20	37,829	37,285

		6,378,512

Chemicals—4.6%
AIlnex (Luxembourg) & Cy SCA Term Loan B1, 4.500%, 10/03/19	928,001	925,101
AIlnex USA, Inc. Term Loan B2, 4.500%, 10/03/19	481,495	479,990
Arysta LifeScience SPC LLC 1st Lien Term Loan, 4.500%, 05/29/20	2,221,872	2,219,557
Axalta Coating Systems U.S. Holdings, Inc. Term Loan, 3.750%, 02/01/20	4,743,709	4,652,986
AZ Chem U.S., Inc. 1st Lien Term Loan, 4.500%, 06/12/21	670,274	670,442

MIST-180

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Chemtura Corp. Term Loan B, 3.500%, 08/27/16	717,425	$717,126
Colouroz Investment 1, GmbH 1st Lien Term Loan B2, 0.000%, 09/07/21 (b)	858,140	852,776
Term Loan C, 0.000%, 09/07/21 (b)	141,860	140,974
Emerald Performance Materials LLC 1st Lien Term Loan, 4.500%, 08/01/21	500,000	495,834
Gemini HDPE LLC Term Loan B, 4.750%, 08/07/21	450,000	449,812
Huntsman International LLC Incremental Term Loan, 3.750%, 08/12/21	2,050,000	2,034,625
Ineos U.S. Finance LLC Term Loan, 3.750%, 05/04/18	8,001,882	7,853,719
Kronos Worldwide, Inc. Term Loan, 4.750%, 02/18/20	323,375	323,375
MacDermid, Inc. 1st Lien Term Loan, 4.000%, 06/07/20	2,315,625	2,286,680
Minerals Technologies, Inc. Term Loan B, 4.000%, 05/09/21	2,078,822	2,075,899
Momentive Performance Materials USA, Inc. DIP Term Loan B, 4.000%, 04/15/15	275,000	275,340
Omnova Solutions, Inc. Term Loan B1, 4.250%, 05/31/18	1,758,975	1,754,577
Orion Engineered Carbons GmbH Term Loan, 5.000%, 07/25/21	575,000	576,438
OXEA Finance LLC Term Loan B2, 4.250%, 01/15/20	2,158,688	2,123,609
PQ Corp. Term Loan, 4.000%, 08/07/17	1,840,223	1,823,464
Tata Chemicals North America, Inc. Term Loan B, 3.750%, 08/07/20	1,160,313	1,152,306
Tronox Pigments (Netherlands) B.V. Term Loan, 4.000%, 03/19/20	4,214,476	4,190,479
Unifrax Corp. Term Loan, 4.250%, 11/28/18	273,392	272,765
Univar, Inc. Term Loan B, 5.000%, 06/30/17	3,923,995	3,890,476

		42,238,350

Coal—1.1%
Alpha Natural Resources LLC Term Loan B, 3.500%, 05/22/20	2,733,375	2,460,038
Arch Coal, Inc. Term Loan B, 6.250%, 05/16/18	2,787,237	2,555,199
Murray Energy Corp. 1st Lien Term Loan, 5.250%, 12/05/19	1,467,625	1,466,891
Patriot Coal Corp. Term Loan, 9.000%, 12/15/18	992,500	976,062
Walter Energy, Inc. Term Loan B, 7.250%, 04/02/18	3,336,381	2,956,868

		10,415,058

Commercial Services—6.0%
Acosta Holdco, Inc. Term Loan, 5.000%, 09/26/21	3,350,000	3,358,335
BakerCorp International, Inc. Term Loan, 4.250%, 02/14/20	1,742,259	1,699,792
Brickman Group, Ltd. LLC 1st Lien Term Loan, 4.000%, 12/18/20	893,256	876,755
Bright Horizons Family Solutions, Inc. Term Loan B, 3.750%, 01/30/20	1,477,444	1,462,669
Ceridian LLC Term Loan B1, 4.152%, 05/09/17	580,781	579,692
Term Loan B2, 4.500%, 09/15/20	605,807	599,749
ClientLogic Corp. Extended Term Loan, 6.984%, 01/30/17	2,394,165	2,399,152
Education Management LLC Term Loan C3, 9.250%, 03/29/18	2,018,684	1,160,743
Garda World Security Corp. Delayed Draw Term Loan, 4.000%, 11/06/20	730,881	721,745
Term Loan B, 4.000%, 11/06/20	2,857,081	2,821,368
Genpact International, Inc. Term Loan B, 3.500%, 08/30/19	1,522,972	1,513,453
Hertz Corp. (The) Term Loan B, 3.750%, 03/12/18	1,768,500	1,740,499
Term Loan B2, 3.000%, 03/11/18	2,509,780	2,440,761
IAP Worldwide Services, Inc. 2nd Lien Term Loan, 8.000%, 07/18/19 (c)	342,331	273,865
Revolver, 0.000%, 07/18/18 (b)	248,024	248,024
Interactive Data Corp. Term Loan, 4.750%, 05/02/21	1,645,875	1,638,674
KAR Auction Services, Inc. Term Loan B2, 3.500%, 03/11/21	4,670,740	4,608,465
Language Line LLC 1st Lien Term Loan B, 6.250%, 06/20/16	1,380,575	1,376,548
Laureate Education, Inc. Term Loan B, 5.000%, 06/15/18	6,770,730	6,516,828
Live Nation Entertainment, Inc. Term Loan B1, 3.500%, 08/17/20	2,696,384	2,668,835
McGraw-Hill Global Education Holdings LLC 1st Lien Term Loan, 5.750%, 03/22/19	674,336	676,655
Merrill Communications LLC 1st Lien Term Loan, 5.750%, 03/08/18	628,341	635,410
Moneygram International, Inc. Term Loan B, 4.250%, 03/27/20	912,359	897,819
Monitronics International, Inc. Term Loan B, 4.250%, 03/23/18	2,135,038	2,115,022
Rent-A-Center, Inc. Term Loan B, 3.750%, 03/19/21	547,250	544,514
ServiceMaster Co. Term Loan B, 4.250%, 07/01/21	2,425,000	2,392,779
SunEdison Semiconductor B.V. 1st Lien Term Loan, 6.500%, 05/22/19	847,875	847,345
Truven Health Analytics, Inc. Term Loan B, 4.500%, 06/06/19	1,592,602	1,564,731
U.S. Security Holdings, Inc. Delayed Draw Term Loan, 6.000%, 07/28/17	111,248	111,109
Term Loan, 6.000%, 07/28/17	568,328	567,617

MIST-181

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Weight Watchers International, Inc. Term Loan B2, 4.000%, 04/02/20	7,067,375	$5,450,713

		54,509,666

Communications Equipment—0.3%
Blue Coat Systems, Inc. 1st Lien Term Loan, 4.000%, 05/31/19	2,475,004	2,434,785

Computers—3.0%
Attachmate Corp. 1st Lien Term Loan, 7.250%, 11/22/17	2,463,163	2,472,210
Dell, Inc. Term Loan B, 4.500%, 04/29/20	9,628,494	9,570,723
Term Loan C, 3.750%, 10/29/18	1,051,891	1,040,469
Evergreen Skills Lux S.a.r.l. 1st Lien Term Loan, 5.750%, 04/28/21	2,250,000	2,223,749
Expert Global Solutions, Inc. Term Loan B, 8.500%, 04/03/18	1,794,827	1,797,071
Sirius Computer Solutions, Inc. Term Loan B, 7.000%, 11/30/18	451,154	457,357
Smart Technologies ULC Term Loan, 10.500%, 01/31/18	578,125	573,789
SunGard Data Systems, Inc. Term Loan C, 3.906%, 02/28/17	2,213,819	2,207,804
Term Loan E, 4.000%, 03/08/20	5,949,290	5,888,833
TNS, Inc. 1st Lien Term Loan, 5.000%, 02/14/20	992,360	995,461

		27,227,466

Construction Materials—0.3%
Fairmount Minerals, Ltd. Term Loan B1, 3.750%, 03/15/17	396,000	396,495
Term Loan B2, 4.500%, 09/05/19	2,004,750	2,005,502

		2,401,997

Cosmetics/Personal Care—0.1%
Revlon Consumer Products Corp. Term Loan, 4.000%, 10/08/19	1,191,000	1,177,415

Distribution/Wholesale—0.2%
ABC Supply Co., Inc. Term Loan, 3.500%, 04/16/20	1,736,241	1,708,461

Distributors—0.0%
PFS Holding Corp. 1st Lien Term Loan, 4.500%, 01/31/21	248,750	207,706

Diversified Consumer Services—0.1%
Nord Anglia Education, Ltd. Term Loan, 4.500%, 03/19/21	922,688	913,460
WASH Multifamily Laundry Systems LLC Term Loan, 4.500%, 02/21/19	295,500	295,131

		1,208,591

Diversified Financial Services—4.2%
Altisource Solutions S.a.r.l. Term Loan B, 4.500%, 12/09/20	1,803,285	1,717,629
American Beacon Advisors, Inc. Term Loan B, 4.750%, 11/22/19	477,158	475,965
Citco Funding LLC Term Loan, 4.250%, 06/29/18	2,427,536	2,406,295
Clipper Acquisitions Corp. Term Loan B, 3.000%, 02/06/20	1,500,889	1,478,826
Delos Finance S.a.r.l. Term Loan B, 3.500%, 03/06/21	2,675,000	2,650,339
Grosvenor Capital Management Holdings LLP Term Loan B, 3.750%, 01/04/21	4,297,537	4,249,190
Hamilton Lane Advisors LLC Term Loan, 4.000%, 02/28/18	514,871	516,159
Harbourvest Partners LLC Term Loan, 3.250%, 02/04/21	859,037	846,152
Home Loan Servicing Solutions, Ltd. Term Loan B, 4.500%, 06/19/20	1,036,875	1,020,674
La Frontera Generation LLC Term Loan, 4.500%, 09/30/20	1,020,480	1,010,913
LPL Holdings, Inc. Term Loan B, 3.250%, 03/29/19	3,420,413	3,386,208
MIP Delaware LLC Term Loan B1, 4.000%, 03/09/20	517,614	514,703
Nuveen Investments, Inc. Term Loan, 4.157%, 05/15/17	7,025,000	7,014,758
Ocwen Financial Corp. Term Loan, 5.000%, 02/15/18	2,179,468	2,146,504
PGX Holdings, Inc. 1st Lien Term Loan, 0.000%, 09/18/20 (b)	575,000	572,844
Shield Finance Co. S.a.r.l. Term Loan, 5.000%, 01/29/21	746,250	746,872
TransUnion LLC Term Loan, 4.000%, 04/09/21	4,577,000	4,515,975
Walker & Dunlop, Inc. Term Loan B, 5.250%, 12/11/20	694,750	699,092
Walter Investment Management Corp. Term Loan, 4.750%, 12/11/20	2,246,994	2,166,477

		38,135,575

Electric—1.7%
Calpine Construction Finance Co. L.P. Term Loan B1, 3.250%, 05/03/20	1,012,188	982,455
Term Loan B2, 3.250%, 01/31/22	1,015,312	988,914
Calpine Corp.
Delayed Draw Term Loan, 4.000%, 10/30/20	372,188	369,329
Term Loan B1, 4.000%, 04/01/18	3,956,500	3,938,917
Term Loan B2, 4.000%, 04/01/18	870,750	867,329
Term Loan B3, 4.000%, 10/09/19	784,000	778,680
Dynegy Holdings, Inc. Term Loan B2, 4.000%, 04/23/20	941,923	936,429
EFS Cogen Holdings I LLC Term Loan B, 3.750%, 12/17/20	571,083	570,607
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.250%, 06/19/16	1,725,000	1,719,609

MIST-182

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Equipower Resources Holdings LLC Term Loan C, 4.250%, 12/31/19	567,815	$566,159
NRG Energy, Inc. Term Loan B, 2.750%, 07/02/18	4,016,214	3,948,694

		15,667,122

Electrical Components & Equipment—0.5%
Custom Sensors & Technologies, Inc. 1st Lien Term Loan, 0.000%, 06/18/21 (b)	350,000	348,396
Electrical Components International, Inc. Term Loan B, 5.750%, 05/28/21	349,125	351,525
Orbotech, Inc. Term Loan B, 5.000%, 08/06/20	450,000	448,875
Pelican Products, Inc. Term Loan, 5.250%, 04/10/20	1,613,519	1,620,243
Tallgrass Operations LLC Term Loan B, 4.250%, 11/13/18	1,677,249	1,674,104

		4,443,143

Electronics—2.2%
Allflex Holdings III, Inc. 1st Lien Term Loan, 4.250%, 07/17/20	618,750	614,496
CDW LLC Term Loan, 3.250%, 04/29/20	3,275,878	3,203,708
CompuCom Systems, Inc. Term Loan B, 4.250%, 05/11/20	2,175,219	2,109,962
Eagle Parent, Inc. Term Loan, 4.000%, 05/16/18	2,461,604	2,436,373
EIG Investors Corp. Term Loan, 5.000%, 11/09/19	4,910,400	4,888,917
Excelitas Technologies Corp. 1st Lien Term Loan, 6.000%, 10/30/20	1,836,563	1,838,858
Fender Musical Instruments Corp. Term Loan B, 5.750%, 04/03/19	421,563	420,944
Sensata Technologies B.V. Term Loan, 3.250%, 05/12/19	1,705,511	1,698,202
Sensus USA, Inc. 1st Lien Term Loan, 4.500%, 05/09/17	2,069,101	2,022,546
Vantiv LLC Term Loan B, 3.750%, 06/13/21	897,750	894,608

		20,128,614

Energy Equipment & Services—0.7%
EnergySolutions LLC Term Loan, 6.750%, 05/29/20	847,875	859,003
Floatel International, Ltd. Term Loan B, 6.000%, 06/27/20	1,044,750	1,026,467
Seadrill Partners Finco LLC Term Loan B, 4.000%, 02/21/21	3,897,677	3,713,929
Seventy Seven Operating LLC Term Loan B, 3.750%, 06/25/21	498,750	495,633

		6,095,032

Engineering & Construction—0.1%
Brock Holdings III, Inc. Term Loan B, 6.000%, 03/16/17	797,194	797,443

Entertainment—1.6%
Affinity Gaming LLC Term Loan B, 5.250%, 11/09/17	388,333	387,039
Bally Technologies, Inc. Term Loan B, 4.250%, 11/25/20	988,157	985,687
Dave & Buster’s, Inc. Term Loan, 4.500%, 07/25/20	175,000	174,344
National CineMedia LLC Term Loan, 2.910%, 11/26/19	500,000	479,583
Pinnacle Entertainment, Inc. Term Loan B2, 3.750%, 08/13/20	735,681	728,784
Scientific Games International, Inc. Term Loan B, 4.250%, 10/18/20	3,523,375	3,514,017
SeaWorld Parks & Entertainment, Inc. Term Loan B2, 3.000%, 05/14/20	2,945,426	2,790,791
Seminole Hard Rock Entertainment, Inc. Term Loan B, 3.500%, 05/14/20	271,563	266,697
SGMS Escrow Corp. Incremental Term Loan B2, 0.000%, 09/17/21 (b)	875,000	858,047
Six Flags Theme Parks, Inc. Term Loan B, 3.501%, 12/20/18	2,011,974	2,009,459
U.S. Finco LLC 1st Lien Term Loan, 4.000%, 05/29/20	444,375	438,543
WMG Acquisition Corp. Term Loan, 3.750%, 07/01/20	2,380,471	2,301,618

		14,934,609

Environmental Control—0.4%
Darling International, Inc. Term Loan B, 3.250%, 01/06/21	746,250	740,410
Tervita Corp. Term Loan, 6.250%, 05/15/18	2,563,469	2,556,832

		3,297,242

Food—5.0%
AdvancePierre Foods, Inc. Term Loan, 5.750%, 07/10/17	3,240,074	3,243,314
Albertson’s Holdings LLC Term Loan B3, 4.000%, 08/25/19	2,225,000	2,211,094
Term Loan B4, 4.500%, 08/25/21	900,000	896,531
American Seafoods Group LLC Term Loan B, 4.500%, 03/18/18	387,231	367,870
Aramark Corp. Extended Synthetic LOC 2, 3.657%, 07/26/16	154,267	153,203
Extended Synthetic LOC 3, 3.657%, 07/26/16	160,084	159,232
Blue Buffalo Co., Ltd. Term Loan B3, 3.750%, 08/08/19	1,225,148	1,217,491
Centerplate, Inc. Term Loan A, 4.753%, 11/26/19	468,894	468,308

MIST-183

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Charger OpCo B.V. Term Loan B1, 0.000%, 07/23/21 (b)	2,175,000	$2,126,062
Clearwater Seafoods L.P. Term Loan B, 4.753%, 06/24/19	445,500	446,243
CSM Bakery Solutions LLC 1st Lien Term Loan, 5.000%, 07/03/20	990,000	980,410
Del Monte Foods, Inc. 1st Lien Term Loan, 4.256%, 02/18/21	1,521,125	1,424,788
Diamond Foods, Inc. Term Loan, 4.250%, 08/20/18	1,218,875	1,206,686
Dole Food Co., Inc. Term Loan B, 4.501%, 11/01/18	2,815,104	2,799,855
H.J. Heinz Co. Term Loan B2, 3.500%, 06/05/20	8,156,638	8,070,993
High Liner Foods, Inc. Term Loan B, 4.250%, 04/24/21	870,625	868,992
JBS USA Holdings, Inc. Incremental Term Loan, 3.750%, 09/18/20	1,584,000	1,568,160
Term Loan, 3.750%, 05/25/18	4,960,810	4,938,983
NPC International, Inc. Term Loan B, 4.000%, 12/28/18	2,105,354	2,042,194
Pinnacle Foods Finance LLC Incremental Term Loan H, 3.250%, 04/29/20	693,000	680,367
Post Holdings, Inc. Incremental Term Loan, 3.750%, 06/02/21	548,625	543,862
Supervalu, Inc. Term Loan B, 4.500%, 03/21/19	4,110,864	4,046,060
U.S. Foods, Inc. Term Loan, 4.500%, 03/31/19	4,841,225	4,827,611

		45,288,309

Food Service—0.1%
OSI Restaurant Partners LLC Term Loan, 3.500%, 10/25/19	596,250	594,834

Hand/Machine Tools—0.2%
Apex Tool Group LLC Term Loan B, 4.500%, 01/31/20	1,681,943	1,627,280
Milacron LLC Term Loan, 4.000%, 03/30/20	518,395	515,803

		2,143,083

Healthcare-Products—3.2%
Alere, Inc. Term Loan B, 4.250%, 06/30/17	5,107,816	5,078,553
Biomet, Inc. Term Loan B2, 3.655%, 07/25/17	6,931,541	6,895,802
BSN Medical, Inc. Term Loan B1B, 4.000%, 08/28/19	544,144	543,463
CeramTec Acquisition Corp. Term Loan B2, 4.250%, 08/28/20	31,354	31,099
CHG Buyer Corp. Term Loan, 4.250%, 11/19/19	834,577	831,317
Convatec, Inc. Term Loan, 4.000%, 12/22/16	3,099,203	3,089,518

Healthcare-Products—(Continued)
DJO Finance LLC Term Loan, 4.250%, 09/15/17	2,756,230	2,740,727
Faenza Acquisition GmbH Term Loan B1, 4.250%, 08/31/20	316,214	313,645
Term Loan B3, 4.250%, 08/28/20	95,191	94,418
Hologic, Inc. Term Loan B, 3.250%, 08/01/19	1,450,230	1,436,634
Kinetic Concepts, Inc. Term Loan E1, 4.000%, 05/04/18	4,825,096	4,772,826
Mallinckrodt International Finance S.A. Incremental Term Loan B1, 3.500%, 03/19/21	1,125,000	1,110,000
Term Loan B, 3.500%, 03/19/21	1,666,625	1,643,969
Sage Products Holdings III LLC Term Loan B, 4.250%, 12/13/19	415,059	414,195

		28,996,166

Healthcare-Services—7.3%
Alliance Healthcare Services, Inc. Term Loan B, 4.250%, 06/03/19	1,185,004	1,182,042
Amsurg Corp. 1st Lien Term Loan B, 3.750%, 07/16/21	598,500	593,450
Ardent Medical Services, Inc. Term Loan, 6.750%, 07/02/18	3,687,314	3,704,600
ATI Holdings, Inc. Term Loan, 5.000%, 12/20/19	417,563	420,346
Community Health Systems, Inc. Term Loan D, 4.250%, 01/27/21	8,009,001	7,995,490
Term Loan E, 3.485%, 01/25/17	2,018,089	2,010,661
CPI Buyer LLC 1st Lien Term Loan, 5.500%, 08/18/21	1,025,000	1,014,750
DaVita HealthCare Partners, Inc. Term Loan B, 3.500%, 06/24/21	3,192,000	3,161,328
Emdeon Business Services LLC Term Loan B2, 3.750%, 11/02/18	2,402,423	2,378,399
Envision Healthcare Corp. Term Loan, 4.000%, 05/25/18	6,844,374	6,789,619
Gentiva Health Services, Inc. Term Loan B, 6.500%, 10/18/19	2,434,125	2,441,732
HCA, Inc. Extended Term Loan A2, 2.654%, 05/02/16	825,000	822,422
Extended Term Loan B4, 2.983%, 05/01/18	5,005,978	4,955,397
Iasis Healthcare LLC Term Loan B2, 4.500%, 05/03/18	1,517,926	1,515,080
IMS Health, Inc. Term Loan, 3.500%, 03/17/21	3,181,594	3,120,612
Kindred Healthcare, Inc. Term Loan, 4.000%, 04/09/21	1,620,938	1,595,610
LHP Hospital Group, Inc. Term Loan, 9.000%, 07/03/18	841,826	814,466
Millennium Laboratories, Inc. Term Loan B, 5.250%, 04/16/21	3,192,000	3,191,974
MMM Holdings, Inc. Term Loan, 9.750%, 12/12/17	1,333,308	1,341,641
MSO of Puerto Rico, Inc. Term Loan, 9.750%, 12/12/17	969,340	964,494

MIST-184

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
National Mentor Holdings, Inc. Term Loan B, 4.750%, 01/31/21	572,125	$570,099
Onex Carestream Finance L.P. 1st Lien Term Loan, 5.000%, 06/07/19	2,591,619	2,592,699
Opal Acquisition, Inc. 1st Lien Term Loan, 5.000%, 11/27/20	1,761,688	1,761,688
Ortho-Clinical Diagnostics, Inc. Term Loan B, 4.750%, 06/30/21	3,042,375	3,013,378
Radnet Management, Inc. Term Loan B, 4.250%, 10/10/18	1,735,560	1,727,967
Regionalcare Hospital Partners, Inc. 1st Lien Term Loan, 6.000%, 04/19/19	448,875	449,717
Select Medical Corp. Term Loan B, 3.750%, 06/01/18	1,650,000	1,635,521
Steward Health Care System LLC Term Loan B, 6.750%, 04/12/20	1,333,125	1,328,126
TriZetto Corp. Term Loan B, 4.750%, 05/02/18	1,612,162	1,614,177
U.S. Renal Care, Inc. Term Loan, 4.250%, 07/03/19	2,108,483	2,085,423

		66,792,908

Holding Companies-Diversified—0.0%
ARG IH Corp. Term Loan B, 4.750%, 11/15/20	272,938	273,108

Home Furnishings—0.2%
Tempur-Pedic International, Inc. Term Loan B, 3.500%, 03/18/20	2,011,421	1,991,306

Hotels, Restaurants & Leisure—0.8%
1011778 B.C. Unlimited Liability Co. Term Loan B, 0.000%, 09/24/21 (b)	6,525,000	6,483,312
CEC Entertainment Concepts L.P. Term Loan, 4.250%, 02/14/21	796,000	774,110

		7,257,422

Household Products/Wares—0.8%
Libbey Glass, Inc. Term Loan B, 3.750%, 04/09/21	448,875	446,069
Polarpak, Inc. 1st Lien Canadian Borrower, 4.500%, 06/05/20	234,159	232,110
Prestige Brands, Inc. Term Loan, 4.125%, 01/31/19	188,920	188,389
Term Loan B2, 4.500%, 09/03/21	650,000	650,244
Spectrum Brands, Inc. Term Loan C, 3.500%, 09/04/19	1,014,750	1,007,647
Spin Holdco, Inc. Term Loan B, 4.250%, 11/14/19	3,144,860	3,100,143
Sun Products Corp. (The) Term Loan, 5.500%, 03/23/20	2,102,007	1,989,901
WNA Holdings, Inc. 1st Lien U.S. Borrower, 4.500%, 06/07/20	121,834	120,768

		7,735,271

Industrial Conglomerates—0.2%
IG Investment Holdings LLC 1st Lien Term Loan, 5.250%, 10/31/19	1,405,638	1,406,517

Insurance—2.6%
Alliant Holdings I, Inc. Term Loan B, 4.250%, 12/20/19	2,871,636	2,867,423
AmWINS Group LLC Term Loan, 5.000%, 09/06/19	1,057,503	1,057,503
Asurion LLC 2nd Lien Term Loan, 8.500%, 03/03/21	1,125,000	1,141,875
Term Loan B1, 5.000%, 05/24/19	8,742,963	8,711,086
Term Loan B2, 4.250%, 07/08/20	938,125	924,542
CGSC of Delaware Holding Corp. 1st Lien Term Loan, 5.000%, 04/16/20	469,063	433,883
CNO Financial Group, Inc. Term Loan B2, 3.750%, 09/20/18	1,844,397	1,831,117
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan, 5.000%, 12/10/19	1,874,728	1,846,607
Hub International, Ltd. Term Loan B, 4.250%, 10/02/20	2,846,322	2,793,844
USI, Inc. Term Loan B, 4.250%, 12/27/19	2,312,461	2,274,884

		23,882,764

Internet—2.0%
Ascend Learning LLC Term Loan B, 6.000%, 07/31/19	1,389,500	1,395,579
Getty Images, Inc. Term Loan B, 4.750%, 10/18/19	6,617,237	6,069,660
Go Daddy Operating Co. LLC Term Loan B, 4.750%, 05/13/21	5,731,682	5,661,830
RP Crown Parent LLC Term Loan, 6.000%, 12/21/18	3,648,107	3,559,185
Sabre, Inc. Term Loan B, 4.000%, 02/19/19	1,154,438	1,140,296
SurveyMonkey.com LLC Term Loan B, 5.500%, 02/05/19	531,379	534,195

		18,360,745

Internet Software & Services—0.4%
Answers Corp. Term Loan B, 7.750%, 12/20/18	842,188	849,557
Dealertrack Technologies, Inc. Term Loan B, 3.500%, 02/28/21	524,712	519,622
Extreme Reach, Inc. 1st Lien Term Loan, 6.750%, 02/10/20	800,250	809,253
Travelport Finance (Luxembourg) S.a.r.l. Term Loan B, 6.000%, 09/02/21	1,200,000	1,199,437

		3,377,869

Iron/Steel—0.1%
Essar Steel Algoma, Inc. Term Loan, 12.250%, 11/15/14	982,500	986,031

MIST-185

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Leisure Time—1.0%
Bombardier Recreational Products, Inc. Term Loan B, 4.000%, 01/30/19	3,149,143	$3,099,922
ClubCorp Club Operations, Inc. Term Loan, 0.000%, 07/24/20 (b)	425,000	423,406
Equinox Holdings, Inc. Term Loan B, 4.250%, 01/31/20	2,997,040	2,968,943
SRAM LLC Term Loan B, 4.018%, 04/10/20	1,776,706	1,747,465
Town Sports International, Inc. Term Loan B, 4.500%, 11/16/20	1,290,250	1,122,517

		9,362,253

Lodging—1.8%
Amaya Holdings B.V. 1st Lien Term Loan, 5.000%, 08/01/21	2,725,000	2,694,344
Boyd Gaming Corp. Term Loan B, 4.000%, 08/14/20	453,229	447,280
Caesars Entertainment Operating Co. Extended Term Loan B6, 6.948%, 03/01/17	1,358,460	1,240,687
CityCenter Holdings LLC Term Loan B, 4.250%, 10/16/20	818,338	810,973
Four Seasons Holdings, Inc. 1st Lien Term Loan, 3.500%, 06/27/20	693,000	681,739
Golden Nugget, Inc. Delayed Draw Term Loan, 5.500%, 11/21/19	148,875	150,736
Term Loan B, 5.500%, 11/21/19	347,375	351,717
Hilton Worldwide Finance LLC Term Loan B2, 3.500%, 10/26/20	5,596,382	5,518,429
La Quinta Intermediate Holdings LLC Term Loan B, 4.000%, 04/14/21	1,177,941	1,164,100
MGM Resorts International Term Loan B, 3.500%, 12/20/19	2,456,250	2,417,871
Playa Resorts Holding B.V. Term Loan B, 4.000%, 08/06/19	470,250	464,372
Sonifi Solutions, Inc. Term Loan, 6.750%, 03/31/18 (c)	806,207	282,173
Tropicana Entertainment, Inc. Term Loan, 4.000%, 11/27/20	396,000	389,070

		16,613,491

Machinery—1.0%
Allison Transmission, Inc. Term Loan B3, 3.750%, 08/23/19	4,855,252	4,814,289
Delachaux S.A. Term Loan, 0.000%, 09/25/21 (b)	575,000	577,875
Doosan Infracore International, Inc. Term Loan B, 4.500%, 05/28/21	1,097,250	1,099,993
Gates Global, Inc. Term Loan B, 4.250%, 07/05/21	1,500,000	1,476,965
NN, Inc. Term Loan B, 6.000%, 08/13/21	675,000	677,109
Paladin Brands Holding, Inc. Term Loan B, 6.750%, 08/16/19	689,456	689,887

		9,336,118

Machinery-Diversified—0.8%
Alliance Laundry Systems LLC Term Loan, 4.250%, 12/10/18	1,247,883	1,236,964
CPM Acquisition Corp. 1st Lien Term Loan, 6.250%, 08/29/17	447,915	450,435
Gardner Denver, Inc. Term Loan, 4.250%, 07/30/20	1,533,880	1,505,983
Interline Brands, Inc. Term Loan, 4.000%, 03/17/21	995,000	982,562
Manitowoc Co., Inc. (The) Term Loan B, 3.250%, 01/03/21	348,250	346,613
PRA Holdings, Inc. 1st Lien Term Loan, 4.500%, 09/23/20	2,680,980	2,662,966
WTG Holdings III Corp. 1st Lien Term Loan, 4.750%, 01/15/21	421,813	418,913

		7,604,436

Marine—0.3%
Drillships Ocean Ventures Inc. Term Loan B, 5.500%, 07/25/21	1,050,000	1,015,219
Stena International S.a.r.l. Term Loan B, 4.000%, 03/03/21	1,691,500	1,665,070

		2,680,289

Media—4.8%
Advanstar Communications, Inc. 1st Lien Term Loan, 5.500%, 04/29/19	738,750	740,443
ALM Media Holdings, Inc. 1st Lien Term Loan, 5.500%, 07/31/20	425,000	423,937
AMC Entertainment, Inc. Term Loan, 3.500%, 04/30/20	2,339,375	2,314,276
Atlantic Broadband Finance LLC Term Loan B, 3.250%, 12/02/19	739,750	725,880
AVSC Holding Corp. 1st Lien Term Loan, 4.500%, 01/24/21	447,750	444,812
Bragg Communications, Inc. Term Loan B, 3.500%, 02/28/18	390,000	387,562
Cequel Communications LLC Term Loan B, 3.500%, 02/14/19	1,935,044	1,904,567
Charter Communications Operating LLC Term Loan E, 3.000%, 07/01/20	1,308,438	1,271,456
Clear Channel Communications, Inc. Extended Term Loan E, 7.654%, 07/30/19	425,533	417,022
Term Loan B, 3.804%, 01/29/16	11,163	11,081
Term Loan D, 6.904%, 01/30/19	1,323,104	1,265,632
Crossmark Holdings, Inc. 1st Lien Term Loan, 4.500%, 12/20/19	1,451,533	1,429,760
Crown Media Holdings, Inc. Term Loan B, 4.000%, 07/14/18	618,389	616,065
CSC Holdings, Inc. Term Loan B, 2.654%, 04/17/20	1,916,096	1,860,410
Cumulus Media Holdings, Inc. Term Loan, 4.250%, 12/23/20	4,510,798	4,443,136
Entercom Radio LLC Term Loan B, 4.048%, 11/23/18	384,267	384,147

MIST-186

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Entravision Communications Corp. Term Loan, 3.503%, 05/29/20	2,124,833	$2,092,075
Gray Television, Inc. Term Loan B, 3.750%, 06/10/21	274,313	272,735
Information Resources, Inc. Term Loan B, 4.750%, 09/30/20	1,237,500	1,238,531
ION Media Networks, Inc. Term Loan, 5.000%, 12/18/20	1,612,813	1,616,320
Kasima LLC Term Loan B, 3.250%, 05/17/21	922,059	913,414
LIN Television Corp. Term Loan B, 4.000%, 12/21/18	490,854	492,081
Media General, Inc. Delayed Draw Term Loan B, 4.250%, 07/31/20	997,674	989,568
Mediacom Illinois LLC Term Loan E, 3.120%, 10/23/17	479,950	473,873
Term Loan G, 3.750%, 06/30/21	475,000	466,984
MH Sub I LLC 1st Lien Term Loan, 5.000%, 07/08/21	382,375	380,822
Delayed Draw Term Loan, 4.336%, 07/08/21 (d)	41,667	41,497
Mission Broadcasting, Inc. Term Loan B2, 3.750%, 10/01/20	798,388	786,912
Nexstar Broadcasting, Inc. Term Loan B2, 3.750%, 10/01/20	905,385	892,370
Numericable U.S. LLC Term Loan B1, 4.500%, 05/21/20	1,233,154	1,224,676
Term Loan B2, 4.500%, 05/21/20	1,066,846	1,059,512
Penton Media, Inc. 1st Lien Term Loan, 5.500%, 10/03/19	594,000	598,950
ProQuest LLC Term Loan B, 0.000%, 10/24/21 (b)	675,000	675,211
Raycom TV Broadcasting LLC Term Loan B, 3.750%, 08/04/21	800,250	803,251
Rentpath, Inc. Term Loan B, 6.250%, 05/29/20	1,012,188	1,017,856
Sinclair Television Group, Inc. Term Loan B, 3.000%, 04/09/20	467,884	460,749
Springer Science+Business Media Deutschland GmbH Term Loan B3, 4.750%, 08/16/21	2,079,039	2,047,854
Sterling Entertainment Enterprises LLC Term Loan A, 3.160%, 12/28/17 (c)	735,000	707,805
TWCC Holdings Corp. 2nd Lien Term Loan, 7.000%, 06/26/20	700,000	688,917
Univision Communications, Inc. Term Loan C4, 4.000%, 03/01/20	4,760,631	4,676,825
Zuffa LLC Term Loan B, 3.750%, 02/25/20	994,940	983,332

		44,242,306

Metal Fabricate/Hardware—1.6%
Ameriforge Group, Inc. 1st Lien Term Loan, 5.000%, 12/19/19	2,471,662	2,471,662

Metal Fabricate/Hardware—(Continued)
Grede Holdings LLC Term Loan B, 4.750%, 06/02/21	850,000	848,406
JFB Firth Rixson, Inc. Term Loan, 4.250%, 06/30/17	1,282,187	1,281,921
JMC Steel Group, Inc. Term Loan, 4.750%, 04/03/17	4,909,920	4,887,580
Rexnord LLC 1st Lien Term Loan B, 4.000%, 08/21/20	4,529,250	4,465,084
WireCo WorldGroup, Inc. Term Loan, 6.000%, 02/15/17	606,701	609,355

		14,564,008

Mining—1.5%
FMG Resources (August 2006) Pty, Ltd. Term Loan B, 3.750%, 06/30/19	7,090,108	6,954,212
Neenah Foundry Co. Term Loan, 6.750%, 04/26/17	1,787,231	1,780,808
Noranda Aluminum Acquisition Corp. Term Loan B, 5.750%, 02/28/19	975,000	952,250
Novelis, Inc. Term Loan, 3.750%, 03/10/17	3,776,550	3,747,282

		13,434,552

Miscellaneous Manufacturing—0.6%
Filtration Group Corp. 1st Lien Term Loan, 4.500%, 11/21/20	297,750	298,122
Husky Injection Molding Systems, Ltd. 1st Lien Term Loan, 4.250%, 06/30/21	2,789,354	2,756,579
RGIS Services LLC Term Loan C, 5.500%, 10/18/17	2,753,084	2,718,670

		5,773,371

Multi-Utilities—0.2%
PowerTeam Services LLC 1st Lien Term Loan, 4.250%, 05/06/20	263,333	258,725
Delayed Draw Term Loan, 4.250%, 05/06/20	14,025	13,745
TerraForm Power Operating LLC Term Loan, 4.750%, 07/23/19	1,221,938	1,227,029

		1,499,499

Office/Business Equipment—0.7%
Quintiles Transnational Corp. Term Loan B3, 3.750%, 06/08/18	6,178,742	6,101,507

Oil & Gas—2.6%
Bronco Midstream Funding LLC Term Loan B, 5.000%, 08/17/20	2,585,364	2,588,595
Citgo Petroleum Corp. Term Loan B, 4.500%, 07/29/21	975,000	977,844
Crestwood Holdings LLC Term Loan B1, 7.000%, 06/19/19	1,830,719	1,854,366
Emerald Expositions Holdings, Inc. Term Loan B, 4.750%, 06/17/20	1,020,533	1,021,170

MIST-187

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Fieldwood Energy LLC 1st Lien Term Loan, 3.875%, 09/28/18	1,064,875	$1,054,447
2nd Lien Term Loan, 8.375%, 09/30/20	675,000	678,656
MEG Energy Corp. Term Loan, 3.750%, 03/31/20	7,908,678	7,873,374
Obsidian Natural Gas Trust Term Loan, 7.000%, 11/02/15	939,814	940,989
Oxbow Carbon LLC Term Loan B, 4.250%, 07/19/19	926,082	925,503
Paragon Offshore Finance Co. Term Loan B, 3.750%, 07/18/21	850,000	809,625
Samson Investments Co. 2nd Lien Term Loan, 5.000%, 09/25/18	825,000	803,447
Sheridan Production Partners I LLC Term Loan B2, 4.250%, 10/01/19	1,913,370	1,885,866
Term Loan B2 I-A, 4.250%, 09/25/19	253,537	249,893
Term Loan B2 I-M, 4.250%, 09/25/19	154,862	152,636
Southcross Energy Partners L.P. 1st Lien Term Loan, 5.250%, 08/04/21	498,750	499,997
Southcross Holdings Borrower L.P. Term Loan B, 6.000%, 08/04/21	399,000	398,751
TPF II LC LLC Term Loan B, 0.000%, 09/11/21 (b)	1,350,000	1,350,000

		24,065,159

Packaging & Containers—1.2%
Berry Plastics Holding Corp. Term Loan E, 3.750%, 01/06/21	3,703,889	3,626,726
Multi Packaging Solutions, Inc. Term Loan B, 4.250%, 09/30/20	348,250	344,985
Reynolds Group Holdings, Inc. Term Loan, 4.000%, 12/01/18	5,355,034	5,306,265
Signode Industrial Group U.S., Inc. Term Loan B, 4.000%, 05/01/21	1,388,333	1,375,318
TricorBraun, Inc. Term Loan B, 4.000%, 05/03/18	594,401	590,686

		11,243,980

Pharmaceuticals—2.1%
Akorn, Inc. Term Loan B, 4.500%, 04/16/21	1,125,000	1,123,580
Alkermes, Inc. Term Loan, 3.500%, 09/18/19	368,421	364,123
Amneal Pharmaceuticals LLC Term Loan, 4.755%, 11/01/19	570,688	571,044
Auxilium Pharmaceuticals, Inc. Term Loan B, 6.250%, 04/26/17	533,256	535,922
Endo Luxembourg Finance Co. I S.a r.l. Term Loan B, 3.250%, 02/28/21	422,875	419,572
JLL/Delta Dutch Newco B.V. Term Loan, 4.250%, 03/11/21	2,942,625	2,889,028
Par Pharmaceutical Cos., Inc. Term Loan B2, 4.000%, 09/30/19	1,927,848	1,895,315
Pharmaceutical Product Development LLC Term Loan B, 4.000%, 12/05/18	1,817,625	1,804,751

Pharmaceuticals—(Continued)
Salix Pharmaceuticals, Ltd. Term Loan, 4.250%, 01/02/20	721,875	721,617
Valeant Pharmaceuticals International, Inc. Term Loan B, 3.750%, 02/13/19	1,465,366	1,451,628
Term Loan B, 3.750%, 12/11/19	3,965,490	3,927,250
Term Loan B, 3.750%, 08/05/20	3,801,839	3,762,463

		19,466,293

Pipelines—0.2%
Energy Transfer Equity L.P. Term Loan, 3.250%, 12/02/19	1,825,000	1,785,458
Ruby Western Pipeline Holdings LLC Term Loan B, 3.500%, 03/27/20	409,799	406,982

		2,192,440

Real Estate—0.9%
MCS AMS Sub-Holdings LLC Term Loan B, 7.000%, 10/15/19	577,500	554,400
RE/MAX International, Inc. Term Loan B, 4.000%, 07/31/20	1,663,605	1,654,247
Realogy Corp. Term Loan B, 3.750%, 03/05/20	3,966,278	3,911,742
RHP Hotel Properties L.P. Term Loan B, 3.750%, 01/15/21	673,313	672,471
Starwood Property Trust, Inc. Term Loan B, 3.500%, 04/17/20	1,062,835	1,048,885

		7,841,745

Retail—7.0%
99 Cents Only Stores Term Loan, 4.500%, 01/11/19	2,411,009	2,396,945
Albertson’s LLC Term Loan B2, 4.750%, 03/21/19	1,091,019	1,088,876
Burger King Corp. Term Loan B, 3.750%, 09/28/19	2,646,000	2,643,023
Burlington Coat Factory Warehouse Corp. Term Loan B3, 4.250%, 07/17/21	500,000	496,665
David’s Bridal, Inc. Term Loan B, 5.000%, 10/11/19	621,040	604,349
Dunkin’ Brands, Inc. Term Loan B4, 3.250%, 02/07/21	3,025,914	2,947,564
Evergreen Acqco 1 L.P. Term Loan, 5.000%, 07/09/19	637,028	630,658
General Nutrition Centers, Inc. Term Loan, 3.250%, 03/04/19	3,351,041	3,297,635
Harbor Freight Tools USA, Inc. 1st Lien Term Loan, 4.750%, 07/26/19	1,089,000	1,089,545
Hudson’s Bay Co. 1st Lien Term Loan, 4.750%, 11/04/20	3,746,250	3,754,053
J Crew Group, Inc. Term Loan B, 4.000%, 03/05/21	3,142,125	2,989,930
Jo-Ann Stores, Inc. Term Loan, 4.000%, 03/16/18	2,726,366	2,627,535
Landry’s, Inc. Term Loan B, 4.000%, 04/24/18	2,274,650	2,259,724

MIST-188

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Men’s Wearhouse, Inc. (The) Term Loan B, 4.500%, 06/18/21	1,500,000	$1,495,295
Michaels Stores, Inc. Incremental Term Loan B2, 4.000%, 01/28/20	1,000,000	989,250
Term Loan B, 3.750%, 01/28/20	2,468,750	2,424,004
NBTY, Inc. Term Loan B2, 3.500%, 10/01/17	8,115,571	7,972,535
Neiman Marcus Group, Inc. (The) Term Loan, 4.250%, 10/25/20	1,406,868	1,384,886
New Albertson’s, Inc. Term Loan, 4.750%, 06/27/21	2,450,000	2,416,006
P.F. Chang’s China Bistro, Inc. Term Loan B, 4.250%, 07/02/19	383,246	375,102
Pantry, Inc. (The) Term Loan B, 4.750%, 08/02/19	416,500	417,888
Party City Holdings, Inc. Term Loan, 4.000%, 07/27/19	1,326,476	1,306,303
Pep Boys-Manny, Moe & Jack (The) Term Loan B, 4.250%, 10/11/18	442,125	440,743
Petco Animal Supplies, Inc. Term Loan, 4.000%, 11/24/17	3,672,083	3,646,838
Pier 1 Imports (U.S.), Inc. Term Loan B, 4.500%, 04/30/21	523,688	513,214
Pilot Travel Centers LLC Term Loan B, 0.000%, 10/01/21 (b)	2,025,000	2,014,875
Term Loan B, 3.750%, 03/30/18	4,271,136	4,276,475
Term Loan B2, 4.250%, 08/07/19	441,000	441,184
Rite Aid Corp. 2nd Lien Term Loan, 5.750%, 08/21/20	450,000	457,172
Term Loan 7, 3.500%, 02/21/20	3,703,266	3,660,834
Serta Simmons Holdings LLC Term Loan, 4.250%, 10/01/19	1,467,004	1,458,243
Toys “R” Us Property Co. I LLC Term Loan B, 6.000%, 08/21/19	1,588,000	1,532,420

		64,049,769

Semiconductors—1.5%
Avago Technologies Cayman, Ltd. Term Loan B, 3.750%, 05/06/21	6,483,750	6,433,384
Entegris, Inc. Term Loan B, 3.500%, 04/30/21	495,155	489,378
Freescale Semiconductor, Inc. Term Loan B4, 4.250%, 02/28/20	2,385,784	2,352,483
M/A-COM Technology Solutions Holdings, Inc. Term Loan, 4.500%, 05/07/21	498,750	503,426
Microsemi Corp. Term Loan B1, 3.250%, 02/19/20	1,213,898	1,201,253
NXP B.V. Term Loan D, 3.250%, 01/11/20	2,103,750	2,070,441
Spansion LLC Term Loan, 3.750%, 12/19/19	1,007,135	992,448

		14,042,813

Software—4.5%
Activision Blizzard, Inc. Term Loan B, 3.250%, 10/12/20	2,966,250	2,963,367
Applied Systems, Inc. 1st Lien Term Loan, 4.250%, 01/25/21	918,063	909,800
Campaign Monitor Finance Pty, Ltd. 1st Lien Term Loan, 6.250%, 03/18/21	746,250	739,720
CCC Information Services, Inc. Term Loan, 4.000%, 12/20/19	417,870	413,605
Cinedigm Digital Funding I LLC Term Loan, 3.750%, 02/28/18	1,115,127	1,116,520
First Data Corp. Extended Term Loan, 3.655%, 03/23/18	4,848,844	4,762,981
Term Loan, 3.655%, 09/24/18	1,850,000	1,816,469
Term Loan B, 3.655%, 03/24/17	500,000	492,438
GXS Group, Inc. Term Loan B, 3.250%, 01/16/21	1,017,313	1,008,094
Hyland Software, Inc. Term Loan B, 4.750%, 02/19/21	494,018	493,786
Infor (U.S.), Inc. Term Loan B3, 3.750%, 06/03/20	434,178	425,983
Term Loan B5, 3.750%, 06/03/20	8,318,993	8,141,174
ION Trading Technologies S.a.r.l. 1st Lien Term Loan, 4.250%, 06/10/21	1,371,563	1,356,990
IPC Systems, Inc. 1st Lien Term Loan, 6.000%, 11/08/20	1,022,438	1,027,550
Kronos, Inc. Incremental Term Loan, 4.500%, 10/30/19	3,676,188	3,660,587
Magic Newco LLC 1st Lien Term Loan, 5.000%, 12/12/18	2,213,688	2,218,532
MedAssets, Inc. Term Loan B, 4.000%, 12/13/19	359,500	358,823
Renaissance Learning, Inc. 1st Lien Term Loan, 4.500%, 04/09/21	771,125	757,148
Rocket Software, Inc. Term Loan, 5.750%, 02/08/18	407,293	408,227
Sophia L.P. Term Loan B, 4.000%, 07/19/18	1,177,344	1,162,921
SS&C Technologies Holdings Europe S.a.r.l. Term Loan B2, 3.250%, 06/07/19	75,678	75,417
SS&C Technologies, Inc. Term Loan B1, 3.250%, 06/07/19	731,550	729,035
Sybil Software LLC Term Loan, 4.750%, 03/20/20	1,486,875	1,487,495
Transfirst Holdings, Inc. Term Loan B2, 4.250%, 12/27/17	1,220,283	1,215,516
Vertafore, Inc. 1st Lien Term Loan, 4.250%, 10/03/19	1,016,083	1,009,732
Wall Street Systems Delaware, Inc. Term Loan B, 4.500%, 04/30/21	1,550,462	1,542,063
Websense, Inc. Term Loan B, 4.500%, 06/25/20	790,377	790,048

		41,084,021

Telecommunications—4.4%
Arris Group, Inc. Term Loan B, 3.250%, 04/17/20	1,336,465	1,318,924

MIST-189

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Cellular South, Inc. Term Loan, 3.250%, 05/22/20	369,375	$365,912
CommScope, Inc. Term Loan B4, 3.250%, 01/26/18	1,237,500	1,229,497
Crown Castle Operating Co. Term Loan B2, 3.000%, 01/31/21	3,457,415	3,416,576
Intelsat Jackson Holdings S.A. Term Loan B2, 3.750%, 06/30/19	8,125,000	8,011,591
MCC Iowa LLC Term Loan H, 3.250%, 01/29/21	938,125	915,845
Term Loan J, 3.750%, 06/30/21	847,875	834,881
Syniverse Holdings, Inc. Term Loan, 4.000%, 04/23/19	1,751,683	1,725,408
Term Loan B, 4.000%, 04/23/19	1,163,426	1,144,520
Telesat Canada Term Loan B2, 3.500%, 03/28/19	3,641,607	3,592,263
UPC Financing Partnership Term Loan AH, 3.250%, 06/30/21	4,028,489	3,926,266
Virgin Media Bristol LLC Term Loan B, 3.500%, 06/07/20	5,975,000	5,825,093
West Corp. Term Loan B10, 3.250%, 06/30/18	4,540,400	4,452,429
Windstream Corp. Term Loan B5, 3.500%, 08/08/19	882,084	873,440
Ziggo B.V. Term Loan B1A, 3.250%, 01/15/22	961,447	935,866
Term Loan B2A, 3.247%, 01/15/22 (d)	619,574	603,089
Term Loan B3, 2.750%, 01/15/22 (d)	1,018,979	991,867

		40,163,467

Trading Companies & Distributors—0.1%
Solenis International L.P. 1st Lien Term Loan, 4.250%, 07/31/21	300,000	295,031
STS Operating, Inc. Term Loan, 4.750%, 02/19/21	323,375	323,729

		618,760

Transportation—0.2%
Atlantic Aviation FBO, Inc. Term Loan B, 3.250%, 06/01/20	643,061	636,898
Swift Transportation Co. LLC Term Loan B, 3.750%, 06/09/21	1,169,125	1,167,299

		1,804,197

Wireless Telecommunication Services—0.2%
SBA Senior Finance II LLC Term Loan B1, 3.250%, 03/24/21	1,970,063	1,932,302

Total Floating Rate Loans (Cost $900,734,061)		887,950,167

Corporate Bonds & Notes—0.0%

Aerospace/Defense—0.0%
Erickson Air-Crane, Inc. 6.000%, 11/02/20 (c) (e) (Cost $57,353)	71,875	50,866

Common Stock—0.0%
Security Description	Shares/ Principal Amount*	Value

Commercial Services—0.0%
IAP Worldwide Services LLC (c) (e) (Cost $52,138)	44	44,380

Short-Term Investment—3.1%

Repurchase Agreement—3.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $28,592,395 on 10/01/14, collateralized by $29,165,000 U.S. Treasury Note at 0.375% due 03/31/16 with a value of $29,165,000.	28,592,395	28,592,395

Total Short-Term Investment (Cost $28,592,395)		28,592,395

Total Investments—100.3% (Cost $929,435,947)		916,637,808
Unfunded Loan Commitments—(0.1)% (Cost $(1,050,646))		(1,050,646)
Net Investments—100.2% (Cost $928,385,301) (f)		915,587,162
Other assets and liabilities (net)—(0.2)%		(2,000,775)

Net Assets—100.0%		$913,586,387

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(b)	This loan will settle after September 30, 2014, at which time the interest rate will be determined.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent 0.1% of net assets.
(d)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(e)	Illiquid security. As of September 30, 2014, these securities represent 0.0% of net assets.
(f)	As of September 30, 2014, the aggregate cost of investments was $928,385,301. The aggregate unrealized appreciation and depreciation of investments were $1,190,768 and $(13,988,907), respectively, resulting in net unrealized depreciation of $(12,798,139).

MIST-190

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$3,218,359	$—	$3,218,359
Aerospace/Defense	—	20,396,529	—	20,396,529
Auto Components	—	6,116,499	—	6,116,499
Auto Manufacturers	—	11,140,641	—	11,140,641
Auto Parts & Equipment	—	19,120,198	—	19,120,198
Beverages	—	717,185	—	717,185
Biotechnology	—	2,255,992	—	2,255,992
Building Materials	—	2,774,868	—	2,774,868
Capital Markets	—	6,378,512	—	6,378,512
Chemicals	—	42,238,350	—	42,238,350
Coal	—	10,415,058	—	10,415,058
Commercial Services	—	54,235,801	273,865	54,509,666
Communications Equipment	—	2,434,785	—	2,434,785
Computers	—	27,227,466	—	27,227,466
Construction Materials	—	2,401,997	—	2,401,997
Cosmetics/Personal Care	—	1,177,415	—	1,177,415
Distribution/Wholesale	—	1,708,461	—	1,708,461
Distributors	—	207,706	—	207,706
Diversified Consumer Services	—	1,208,591	—	1,208,591
Diversified Financial Services	—	38,135,575	—	38,135,575
Electric	—	15,667,122	—	15,667,122
Electrical Components & Equipment	—	4,443,143	—	4,443,143
Electronics	—	20,128,614	—	20,128,614
Energy Equipment & Services	—	6,095,032	—	6,095,032
Engineering & Construction	—	797,443	—	797,443
Entertainment	—	14,934,609	—	14,934,609
Environmental Control	—	3,297,242	—	3,297,242
Food	—	45,288,309	—	45,288,309
Food Service	—	594,834	—	594,834
Hand/Machine Tools	—	2,143,083	—	2,143,083
Healthcare-Products	—	28,996,166	—	28,996,166
Healthcare-Services	—	66,792,908	—	66,792,908
Holding Companies-Diversified	—	273,108	—	273,108
Home Furnishings	—	1,991,306	—	1,991,306
Hotels, Restaurants & Leisure	—	7,257,422	—	7,257,422
Household Products/Wares	—	7,735,271	—	7,735,271
Industrial Conglomerates	—	1,406,517	—	1,406,517

MIST-191

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Insurance	$—	$23,882,764	$—	$23,882,764
Internet	—	18,360,745	—	18,360,745
Internet Software & Services	—	3,377,869	—	3,377,869
Iron/Steel	—	986,031	—	986,031
Leisure Time	—	9,362,253	—	9,362,253
Lodging	—	16,331,318	282,173	16,613,491
Machinery	—	9,336,118	—	9,336,118
Machinery-Diversified	—	7,604,436	—	7,604,436
Marine	—	2,680,289	—	2,680,289
Media (Less Unfunded Loan Commitments of $27,667)	—	43,506,834	707,805	44,214,639
Metal Fabricate/Hardware	—	14,564,008	—	14,564,008
Mining	—	13,434,552	—	13,434,552
Miscellaneous Manufacturing	—	5,773,371	—	5,773,371
Multi-Utilities	—	1,499,499	—	1,499,499
Office/Business Equipment	—	6,101,507	—	6,101,507
Oil & Gas	—	24,065,159	—	24,065,159
Packaging & Containers	—	11,243,980	—	11,243,980
Pharmaceuticals	—	19,466,293	—	19,466,293
Pipelines	—	2,192,440	—	2,192,440
Real Estate	—	7,841,745	—	7,841,745
Retail	—	64,049,769	—	64,049,769
Semiconductors	—	14,042,813	—	14,042,813
Software	—	41,084,021	—	41,084,021
Telecommunications (Less Unfunded Loan Commitments of $1,022,979)	—	39,140,488	—	39,140,488
Trading Companies & Distributors	—	618,760	—	618,760
Transportation	—	1,804,197	—	1,804,197
Wireless Telecommunication Services	—	1,932,302	—	1,932,302
Total Floating Rate Loans (Less Unfunded Loan Commitments)	—	885,635,678	1,263,843	886,899,521
Total Corporate Bonds & Notes*	—	—	50,866	50,866
Total Common Stock*	—	—	44,380	44,380
Total Short-Term Investment*	—	28,592,395	—	28,592,395
Total Net Investments	$—	$914,228,073	$1,359,089	$915,587,162

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales		Balance as of September 30, 2014	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at September 30, 2014
Floating Rate Loans
Commercial Services	$—	$786	$165	$(3,114)	$276,886	$(858	)(a)	$273,865	$(3,114)
Lodging	—	26,533	1,033	(397,586)	658,332	(6,139	)(a)	282,173	(397,586)
Media	718,463	2,407	—	(13,065)	—	—		707,805	(13,065)
Corporate Bonds & Notes
Aerospace/Defense	55,113	767	—	(5,014)	—	—		50,866	(5,014)
Common Stock
Commercial Services	—	—	—	(7,759)	52,139	—		44,380	(7,759)

	$773,576	$30,493	$1,198	$(426,538)	$987,357	$(6,997)		$1,359,089	$(426,538)

(a)	Sales include principal reductions

MIST-192

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—34.3% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.1%
Boeing Co. (The) 0.950%, 05/15/18	1,500,000	$1,460,055

Agriculture—0.6%
Japan Tobacco, Inc. 2.100%, 07/23/18 (144A)	4,000,000	4,030,412
Lorillard Tobacco Co. 3.500%, 08/04/16 (a)	3,800,000	3,947,467
Reynolds American, Inc. 1.050%, 10/30/15	1,000,000	1,002,989

		8,980,868

Auto Manufacturers—0.5%
Hyundai Capital America 1.450%, 02/06/17 (144A)	7,000,000	6,994,960
4.000%, 06/08/17 (144A)	300,000	316,793

		7,311,753

Banks—10.3%
AIB Mortgage Bank 2.625%, 07/28/17 (EUR)	3,000,000	3,947,667
ANZ New Zealand International, Ltd. 1.400%, 04/27/17 (144A)	7,500,000	7,480,725
Banca Monte dei Paschi di Siena S.p.A. 2.875%, 04/16/22 (EUR)	2,800,000	3,853,967
Banco Comercial Portugues S.A. 4.750%, 06/22/17 (EUR)	1,800,000	2,496,107
Banco Popolare SC 3.625%, 03/31/17 (EUR)	1,000,000	1,352,184
4.750%, 03/31/16 (EUR)	3,300,000	4,428,988
Banco Santander Totta S.A. 1.500%, 04/03/17 (EUR)	3,000,000	3,876,294
Bank of America Corp. 1.274%, 01/15/19 (b)	6,600,000	6,694,123
2.600%, 01/15/19 (a)	2,500,000	2,495,130
2.650%, 04/01/19	4,000,000	3,987,740
Bank of Ireland Mortgage Bank 2.750%, 03/22/18 (EUR)	3,300,000	4,496,385
BB&T Corp. 0.900%, 02/01/19 (b)	8,000,000	8,081,888
2.050%, 06/19/18	1,000,000	1,003,758
BNP Paribas S.A. 2.700%, 08/20/18 (a)	2,700,000	2,750,128
CIT Group, Inc. 3.875%, 02/19/19	3,000,000	2,947,500
4.250%, 08/15/17	700,000	707,000
5.000%, 05/15/17	400,000	410,000
5.250%, 03/15/18	500,000	515,000
Citigroup, Inc. 0.502%, 06/09/16 (b)	6,400,000	6,365,267
1.003%, 04/08/19 (b)	1,600,000	1,606,358
Credit Suisse 0.725%, 05/26/17 (b)	3,900,000	3,913,276
Depfa ACS Bank 1.650%, 12/20/16 (JPY)	250,000,000	2,303,770

Banks—(Continued)
Depfa ACS Bank
2.125%, 10/13/17 (CHF)	2,000,000	2,187,074
Export-Import Bank of Korea 0.984%, 01/14/17 (b)	1,000,000	1,006,103
Fifth Third Bank 0.741%, 11/18/16 (b)	7,300,000	7,345,501
Goldman Sachs Group, Inc. (The) 5.125%, 10/16/14 (EUR)	3,000,000	3,795,638
HSBC Bank Brasil S.A. - Banco Multiplo 4.000%, 05/11/16 (144A)	4,200,000	4,326,000
ING Bank NV 0.925%, 10/01/19 (144A) (b)	6,300,000	6,293,858
Intesa Sanpaolo S.p.A. 0.348%, 05/18/17 (EUR) (b)	1,100,000	1,375,240
1.709%, 07/29/15 (EUR) (b)	3,700,000	4,719,982
2.375%, 01/13/17 (a)	1,000,000	1,011,112
JPMorgan Chase & Co. 1.134%, 01/25/18 (b)	8,000,000	8,144,496
Morgan Stanley 1.514%, 04/25/18 (b)	6,500,000	6,682,852
MUFG Union Bank N.A. 0.985%, 09/26/16 (b)	2,000,000	2,017,392
PNC Funding Corp. 2.700%, 09/19/16	1,300,000	1,341,434
Regions Financial Corp. 2.000%, 05/15/18	3,200,000	3,162,218
Royal Bank of Canada 0.603%, 03/08/16 (b)	3,000,000	3,009,009
Royal Bank of Scotland plc (The) 6.934%, 04/09/18 (EUR)	1,800,000	2,608,831
Svenska Handelsbanken AB 0.725%, 06/17/19 (b)	4,500,000	4,522,896
U.S. Bank N.A. 3.778%, 04/29/20 (b)	1,000,000	1,017,544
UniCredit S.p.A. 1.153%, 04/10/17 (EUR) (b)	2,300,000	2,932,352
1.756%, 07/24/15 (EUR) (b)	3,000,000	3,827,384
3.375%, 10/31/17 (EUR)	2,000,000	2,755,334
Wachovia Corp. 0.604%, 10/15/16 (b)	8,500,000	8,500,195
Woori Bank Co., Ltd. 4.750%, 04/30/24 (144A)	3,900,000	3,942,416

		162,238,116

Beverages—0.5%
Coca-Cola Femsa S.A.B. de C.V. 2.375%, 11/26/18	4,000,000	4,017,020
Constellation Brands, Inc. 7.250%, 09/01/16	2,000,000	2,190,000
7.250%, 05/15/17	2,000,000	2,225,000

		8,432,020

Biotechnology—0.6%
Amgen, Inc. 0.835%, 05/22/19 (b)	6,200,000	6,233,852

MIST-193

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Celgene Corp. 2.300%, 08/15/18	3,000,000	$3,014,589
Gilead Sciences, Inc. 3.050%, 12/01/16	1,000,000	1,041,676

		10,290,117

Building Materials—0.1%
Cemex S.A.B. de C.V. 9.000%, 01/11/18 (144A)	1,200,000	1,266,000

Coal—0.2%
Peabody Energy Corp. 7.375%, 11/01/16	2,500,000	2,650,000

Commercial Services—0.3%
Block Financial LLC 5.125%, 10/30/14 (a)	4,200,000	4,212,692

Computers—0.7%
Apple, Inc. 0.489%, 05/03/18 (b)	9,000,000	9,013,050
Dell, Inc. 3.100%, 04/01/16	1,500,000	1,511,250

		10,524,300

Cosmetics/Personal Care—0.1%
Colgate-Palmolive Co. 0.900%, 05/01/18	2,000,000	1,954,076

Diversified Financial Services—2.4%
American Express Credit Corp. 1.550%, 09/22/17	3,400,000	3,397,657
Capital One Bank USA N.A. 2.300%, 06/05/19	5,900,000	5,854,122
Ford Motor Credit Co. LLC 0.753%, 09/08/17 (b)	3,000,000	3,003,450
2.375%, 01/16/18	2,000,000	2,018,434
7.000%, 04/15/15	12,000,000	12,412,800
GE Capital European Funding 2.000%, 02/27/15 (EUR)	3,000,000	3,817,078
General Motors Financial Co., Inc. 2.625%, 07/10/17	3,000,000	3,013,611
Navient LLC 5.500%, 01/15/19	3,000,000	3,060,000
8.450%, 06/15/18	500,000	562,500
Seven & Seven, Ltd. 1.395%, 09/11/19 (144A) (b)	1,600,000	1,592,000

		38,731,652

Electric—1.9%
DPL, Inc. 6.500%, 10/15/16	6,468,000	6,856,080
Duke Energy Corp. 2.100%, 06/15/18	1,100,000	1,108,139
GDF Suez 1.625%, 10/10/17 (144A)	1,000,000	1,003,711

Electric—(Continued)
Georgia Power Co. 0.625%, 11/15/15	1,000,000	1,000,496
Korea Western Power Co., Ltd. 3.125%, 05/10/17 (144A)	3,100,000	3,195,737
PPL Energy Supply LLC 6.200%, 05/15/16 (a)	6,000,000	6,373,122
Southern Co. (The) 1.300%, 08/15/17	3,000,000	2,985,408
2.450%, 09/01/18	3,000,000	3,051,483
State Grid Overseas Investment 2013, Ltd. 1.750%, 05/22/18 (144A)	2,000,000	1,958,762
State Grid Overseas Investment 2014, Ltd. 2.750%, 05/07/19 (144A)	1,100,000	1,102,287
Virginia Electric and Power Co. 1.200%, 01/15/18	900,000	887,542

		29,522,767

Food—1.2%
Dean Foods Co. 7.000%, 06/01/16	1,771,000	1,888,329
Kraft Foods Group, Inc. 1.625%, 06/04/15	3,000,000	3,022,329
2.250%, 06/05/17 (a)	3,000,000	3,056,016
Mondelez International, Inc. 0.760%, 02/01/19 (b)	2,000,000	1,999,156
Sysco Corp. 1.450%, 10/02/17	5,600,000	5,607,565
TESCO plc 2.000%, 12/05/14 (144A)	1,000,000	1,002,412
Tyson Foods, Inc. 2.650%, 08/15/19	2,700,000	2,705,052

		19,280,859

Healthcare-Products—0.1%
Baxter International, Inc. 3.200%, 06/15/23	500,000	493,331
Edwards Lifesciences Corp. 2.875%, 10/15/18	1,400,000	1,422,897

		1,916,228

Healthcare-Services—0.1%
Aetna, Inc. 1.500%, 11/15/17	1,000,000	995,945
Laboratory Corp. of America Holdings 2.200%, 08/23/17	1,000,000	1,012,508

		2,008,453

Holding Companies-Diversified—0.1%
Hutchison Whampoa International 09/16, Ltd. 4.625%, 09/11/15 (144A)	2,000,000	2,069,092

MIST-194

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—1.3%
Centex Corp. 5.250%, 06/15/15	3,000,000	$3,071,250
6.500%, 05/01/16	6,000,000	6,405,000
DR Horton, Inc. 4.750%, 05/15/17	2,000,000	2,075,000
5.625%, 01/15/16	3,425,000	3,570,563
Toll Brothers Finance Corp. 5.150%, 05/15/15	6,000,000	6,120,000

		21,241,813

Household Products/Wares—0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 8.500%, 05/15/18	2,000,000	2,070,000
9.000%, 04/15/19	500,000	520,625

		2,590,625

Insurance—1.8%
Jackson National Life Global Funding 2.300%, 04/16/19 (144A)	6,000,000	5,971,380
New York Life Global Funding 2.100%, 01/02/19 (144A)	4,000,000	3,996,416
2.150%, 06/18/19 (144A)	5,000,000	4,989,275
Pricoa Global Funding I 1.600%, 05/29/18 (144A)	3,500,000	3,453,646
Prudential Covered Trust 2.997%, 09/30/15 (144A)	7,470,000	7,625,316
Prudential Financial, Inc. 1.014%, 08/15/18 (b)	3,000,000	3,027,486

		29,063,519

Iron/Steel—0.4%
ArcelorMittal 5.000%, 02/25/17 (a)	2,500,000	2,587,250
Glencore Funding LLC 3.125%, 04/29/19 (144A) (a)	3,500,000	3,502,100

		6,089,350

Leisure Time—0.4%
Carnival Corp. 3.950%, 10/15/20	5,800,000	6,072,107

Machinery-Diversified—0.1%
John Deere Capital Corp. 1.300%, 03/12/18	1,100,000	1,080,918

Media—0.9%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 2.400%, 03/15/17	2,700,000	2,760,277
DISH DBS Corp. 7.125%, 02/01/16	2,500,000	2,650,000
NBCUniversal Enterprise, Inc. 0.919%, 04/15/18 (144A) (b)	3,000,000	3,030,165

Media—(Continued)
Time Warner, Inc. 2.100%, 06/01/19	4,000,000	3,931,332
Viacom, Inc. 2.200%, 04/01/19	2,100,000	2,100,731
2.500%, 09/01/18	500,000	506,284

		14,978,789

Mining—0.5%
FMG Resources (August 2006) Pty, Ltd. 6.000%, 04/01/17 (144A) (a)	900,000	906,750
6.875%, 02/01/18 (144A) (a)	500,000	513,750
8.250%, 11/01/19 (144A) (a)	1,000,000	1,033,750
Rio Tinto Finance USA plc 1.625%, 08/21/17	2,600,000	2,613,980
Xstrata Finance Canada, Ltd. 2.050%, 10/23/15 (144A)	3,000,000	3,033,531

		8,101,761

Oil & Gas—3.6%
BG Energy Capital plc 2.875%, 10/15/16 (144A)	4,500,000	4,656,649
BP Capital Markets plc 0.700%, 11/06/15	4,000,000	4,003,028
Canadian Natural Resources, Ltd. 0.608%, 03/30/16 (b)	4,000,000	4,009,212
Chesapeake Energy Corp. 3.484%, 04/15/19 (b)	2,500,000	2,506,250
6.500%, 08/15/17	500,000	542,500
Chevron Corp. 1.104%, 12/05/17	6,000,000	5,942,508
CNOOC Nexen Finance 2014 ULC 1.625%, 04/30/17	7,100,000	7,101,967
CNPC General Capital, Ltd. 1.133%, 05/14/17 (144A) (b)	5,800,000	5,813,340
1.950%, 04/16/18 (144A)	1,500,000	1,474,843
CNPC HK Overseas Capital, Ltd. 3.125%, 04/28/16 (144A)	500,000	512,627
Lukoil International Finance B.V. 3.416%, 04/24/18 (144A) (a)	2,300,000	2,153,375
Petrobras Global Finance B.V. 3.115%, 03/17/20 (b)	4,100,000	4,176,670
Sinopec Group Overseas Development 2013, Ltd. 2.500%, 10/17/18 (144A)	2,200,000	2,195,129
Sinopec Group Overseas Development 2014, Ltd. 1.750%, 04/10/17 (144A)	2,500,000	2,491,875
Statoil ASA 0.694%, 11/08/18 (b)	5,600,000	5,638,590
Woodside Finance, Ltd. 4.500%, 11/10/14 (144A)	4,200,000	4,217,380

		57,435,943

MIST-195

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—0.1%
Petrofac, Ltd. 3.400%, 10/10/18 (144A)	1,200,000	$1,233,341

Pharmaceuticals—0.6%
AbbVie, Inc. 0.997%, 11/06/15 (b)	6,000,000	6,041,994
Zoetis, Inc. 1.150%, 02/01/16	1,800,000	1,803,900
1.875%, 02/01/18	1,200,000	1,191,484

		9,037,378

Pipelines—0.6%
EnLink Midstream Partners L.P. 2.700%, 04/01/19	1,800,000	1,811,086
Enterprise Products Operating LLC 1.250%, 08/13/15	3,700,000	3,717,486
Kinder Morgan Energy Partners L.P. 2.650%, 02/01/19	600,000	598,214
Kinder Morgan Finance Co. LLC 5.700%, 01/05/16	500,000	515,625
6.000%, 01/15/18 (144A)	2,000,000	2,177,500

		8,819,911

Real Estate Investment Trusts—1.6%
American Tower Corp. 3.400%, 02/15/19	6,100,000	6,232,187
Boston Properties L.P. 3.700%, 11/15/18	3,900,000	4,127,507
HCP, Inc. 3.750%, 02/01/19 (a)	4,000,000	4,213,208
Hospitality Properties Trust 5.625%, 03/15/17	5,000,000	5,419,950
Prologis L.P. 2.750%, 02/15/19	6,000,000	6,059,832

		26,052,684

Retail—0.1%
CVS Health Corp. 1.200%, 12/05/16	1,000,000	1,001,435
Edcon Pty, Ltd. 9.500%, 03/01/18 (144A) (EUR)	1,000,000	1,054,647

		2,056,082

Savings & Loans—0.3%
Yorkshire Building Society 2.315%, 03/23/16 (GBP) (b)	3,000,000	4,965,924

Semiconductors—0.3%
Maxim Integrated Products, Inc. 2.500%, 11/15/18	4,200,000	4,224,242

Software—0.4%
Oracle Corp. 0.814%, 01/15/19 (b)	6,000,000	6,060,960

Telecommunications—1.1%
Embarq Corp. 7.082%, 06/01/16	2,071,000	2,255,497
Orange S.A. 2.750%, 02/06/19 (a)	3,000,000	3,035,826
Qwest Corp. 7.500%, 10/01/14	4,200,000	4,200,000
Sprint Communications, Inc. 9.000%, 11/15/18 (144A)	3,000,000	3,465,000
Telefonica Emisiones S.A.U. 3.192%, 04/27/18	2,300,000	2,372,144
Verizon Communications, Inc. 0.700%, 11/02/15	1,000,000	1,000,884
2.625%, 02/21/20 (144A)	1,395,000	1,377,500

		17,706,851

Trucking & Leasing—0.2%
Aviation Capital Group Corp. 3.875%, 09/27/16 (144A)	3,300,000	3,394,185

Total Corporate Bonds & Notes (Cost $533,734,047)		543,055,431

Asset-Backed Securities—17.3%

Asset-Backed - Automobile—0.5%
Ford Credit Auto Owner Trust 0.510%, 04/15/17	4,574,195	4,576,501
1.150%, 06/15/17	2,750,000	2,764,388
Mercedes-Benz Auto Lease Trust 0.720%, 12/17/18	380,000	380,460

		7,721,349

Asset-Backed - Credit Card—9.7%
American Express Credit Account Master Trust 0.254%, 10/16/17 (b)	800,000	799,706
0.304%, 03/15/18 (b)	1,820,000	1,820,648
0.424%, 01/15/20 (b)	8,760,000	8,767,367
1.354%, 02/15/18 (b)	6,460,000	6,513,153
BA Credit Card Trust 0.424%, 09/16/19 (b)	7,010,000	7,016,849
Capital One Multi-Asset Execution Trust 0.204%, 11/15/19 (b)	6,842,000	6,808,960
0.234%, 12/16/19 (b)	8,400,000	8,362,082
0.334%, 02/15/19 (b)	2,900,000	2,899,548
5.050%, 12/17/18	5,240,000	5,549,846
Chase Issuance Trust 0.204%, 04/15/19	3,035,000	3,017,807
0.284%, 08/15/17 (b)	7,730,000	7,728,624
0.304%, 10/16/17 (b)	4,070,000	4,073,862
0.354%, 05/15/18 (b)	8,710,000	8,707,134
0.404%, 04/15/19 (b)	5,700,000	5,674,321
0.434%, 04/15/20 (b)	4,580,000	4,576,084
0.524%, 04/15/21 (b)	5,340,000	5,350,066
0.614%, 04/15/19 (b)	2,600,000	2,583,240

MIST-196

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Credit Card—(Continued)
Citibank Credit Card Issuance Trust 0.255%, 04/24/17 (b)	8,410,000	$8,406,636
0.353%, 05/09/18 (b)	1,600,000	1,600,000
0.396%, 02/07/18 (b)	7,010,000	7,015,783
0.467%, 11/07/18 (b)	4,600,000	4,606,284
1.354%, 05/22/17 (b)	4,290,000	4,318,164
4.150%, 07/07/17	2,350,000	2,416,865
5.100%, 11/20/17	5,300,000	5,568,885
5.300%, 03/15/18	1,760,000	1,876,403
Discover Card Execution Note Trust 0.354%, 01/16/18 (b)	8,760,000	8,760,000
0.584%, 07/15/21 (b)	5,610,000	5,619,655
0.604%, 04/15/21 (b)	4,020,000	4,031,360
0.734%, 03/15/18 (b)	4,170,000	4,187,406
Discover Card Master Trust 0.860%, 11/15/17	4,210,000	4,221,228

		152,877,966

Asset-Backed - Home Equity—0.6%
Argent Securities, Inc. 0.515%, 10/25/35 (b)	1,270,000	1,167,928
Bayview Financial Acquisition Trust 0.782%, 08/28/44 (b)	1,228,636	1,227,669
GSAA Home Equity Trust 1.100%, 02/25/35 (b)	2,622,000	2,386,264
Home Loan Trust 5.480%, 06/25/34 (c)	639,142	661,018
MASTR Asset Backed Securities Trust 1.250%, 09/25/34 (b)	1,400,000	1,384,974
Morgan Stanley ABS Capital I, Inc. Trust 1.355%, 05/25/33 (b)	412,056	386,342
NovaStar Mortgage Funding Trust 1.805%, 03/25/35 (b)	800,000	784,941
RAAC Trust 0.855%, 03/25/34 (b)	670,776	638,668
Wells Fargo Home Equity Trust 0.525%, 04/25/34 (b)	1,570,000	1,485,843

		10,123,647

Asset-Backed - Manufactured Housing—0.2%
ABSC Manufactured Housing Contract Resecuritization Trust 5.019%, 04/16/30 (144A)	1,574,817	1,594,480
Conseco Financial Corp. 6.740%, 02/01/31	242,899	243,346
CountryPlace Manufactured Housing Contract Trust 4.800%, 12/15/35 (144A) (b)	130,808	133,935
Vanderbilt Acquisition Loan Trust 7.330%, 05/07/32 (b)	273,222	295,564

		2,267,325

Asset-Backed - Other—6.3%
Aames Mortgage Investment Trust 0.860%, 10/25/35 (b)	475,285	474,551

Asset-Backed - Other—(Continued)
American Homes 4 Rent 1.250%, 06/17/31 (144A) (b)	2,309,646	2,295,763
American Residential Properties Trust 1.904%, 09/17/31 (144A) (b)	7,900,000	7,844,550
Ameriquest Mortgage Securities, Inc. 0.595%, 08/25/34 (b)	1,216,341	1,213,212
0.980%, 06/25/34 (b)	1,867,156	1,821,814
Anthracite CDO III, Ltd. 0.704%, 03/23/39 (144A) (b)	394,479	393,650
Anthracite, Ltd. 0.522%, 07/26/45	588,220	585,090
Apidos CLO XIV 4.850%, 04/15/25 (144A)	1,710,000	1,637,735
Arbor Realty Mortgage Securities LLC 0.684%, 02/21/40 (144A) (b)	700,972	676,536
ARCap 2004-1 Resecuritization Trust 4.730%, 04/21/24 (144A)	1,425,121	1,451,628
ARES CLO, Ltd. 0.603%, 04/16/21 (144A) (b)	3,340,000	3,228,524
ARES XI CLO, Ltd. 0.504%, 10/11/21 (144A) (b)	2,287,195	2,214,512
Atrium XI 3.435%, 10/23/25 (144A) (b)	3,650,000	3,650,000
Babson CLO, Inc. 0.459%, 01/18/21 (144A) (b)	3,336,529	3,331,651
Catamaran CLO, Ltd. 3.233%, 10/18/26 (144A) (b)	2,355,800	2,295,963
Cent CDO XI, Ltd. 1.034%, 04/25/19 (144A) (b)	1,150,000	1,114,573
Cent CLO 22, Ltd. 3.435%, 11/07/26 (144A) (b)	2,650,000	2,650,000
Centerline REIT, Inc. 4.760%, 09/21/45 (144A) (b)	4,815,754	4,880,477
Chase Funding Mortgage Loan Asset-Backed Certificates 5.351%, 02/26/35 (b)	155,188	155,735
Chatham Light CLO, Ltd. 0.639%, 08/03/19 (144A) (b)	2,320,000	2,313,038
Citigroup Mortgage Loan Trust, Inc. 0.305%, 10/25/36 (b)	389,517	388,176
Colony American Homes 1.400%, 05/17/31 (144A) (b)	3,630,389	3,635,402
ColumbusNova CLO IV, Ltd. 1.484%, 10/15/21 (144A) (b)	680,000	672,316
Countrywide Asset-Backed Certificates 0.665%, 06/25/35 (b)	904,173	900,408
0.905%, 03/25/34 (b)	612,233	584,863
1.205%, 12/25/34 (b)	837,682	832,860
CREST 2003-2, Ltd. 5.709%, 12/28/38 (144A)	374,199	377,829
CREST 2004-1, Ltd. 0.725%, 01/28/40 (144A) (b)	4,193,337	4,164,780
CT CDO III, Ltd. 5.471%, 06/25/35 (144A)	2,470,000	2,471,013
CT CDO IV, Ltd. 0.464%, 10/20/43 (144A) (b)	3,406,703	3,356,761

MIST-197

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Eaton Vance CLO, Ltd. 2.285%, 07/15/26 (144A) (b)	778,900	$766,691
3.235%, 07/15/26 (144A) (b)	668,600	657,488
Emerson Park CLO, Ltd. 5.640%, 07/15/25 (144A)	570,000	577,085
Fairfield Street Solar, Ltd. 0.588%, 11/28/39 (144A) (b)	1,499,149	1,416,696
GreenPoint Mortgage Funding Trust 0.875%, 07/25/30 (b)	35,607	35,469
GSAMP Trust 1.160%, 06/25/35 (b)	1,358,240	1,322,260
Highbridge Loan Management, Ltd. 5.800%, 10/20/24 (144A)	510,000	517,406
Invitation Homes Trust 1.754%, 09/17/31 (144A) (b)	2,950,000	2,915,656
JP Morgan Mortgage Acquisition Trust 0.305%, 05/25/36 (b)	307,209	302,223
Landmark IX CDO, Ltd. 0.934%, 04/15/21 (144A) (b)	940,000	914,931
Long Beach Mortgage Loan Trust 0.625%, 08/25/35 (b)	1,581,844	1,566,118
Morgan Stanley ABS Capital I, Inc. Trust 0.890%, 01/25/35 (b)	755,944	727,438
N-Star REL CDO IV, Ltd. 0.502%, 07/27/40 (144A) (b)	650,129	637,127
N-Star REL CDO VI, Ltd. 0.565%, 06/16/41 (144A) (b)	2,243,887	2,156,219
Newcastle CDO V, Ltd. 0.576%, 12/24/39 (144A) (b)	1,002,059	962,427
Ownit Mortgage Loan Trust 1.085%, 03/25/36 (b)	2,478,934	2,435,699
Park Place Securities, Inc. 0.605%, 09/25/35 (b)	675,000	669,593
1.092%, 10/25/34 (b)	343,597	341,749
1.100%, 02/25/35 (b)	2,176,976	2,186,873
Pegasus 2006-1, Ltd. 0.555%, 07/25/49 (144A) (b)	1,900,000	1,758,450
Silver Bay Realty Trust 1.154%, 09/17/31 (144A) (b)	936,085	929,391
1.604%, 09/17/31 (144A) (b)	420,000	411,546
Structured Asset Investment Loan Trust 1.195%, 12/25/34 (b)	2,981,683	2,929,915
Structured Asset Securities Corp. 0.455%, 02/25/36 (b)	1,602,859	1,572,113
Trade MAPS 1, Ltd. 0.854%, 12/10/18 (144A) (b)	5,500,000	5,514,883
West CLO, Ltd. 2.333%, 07/18/26 (144A) (b)	1,230,000	1,196,042
3.083%, 07/18/26 (144A) (b)	3,240,000	3,078,308

		100,113,206

Total Asset-Backed Securities (Cost $272,146,798)		273,103,493

U.S. Treasury & Government Agencies—13.3%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—4.3%
Fannie Mae 15 Yr. Pool 4.000%, 04/01/26	3,225,478	3,442,185
4.000%, 05/01/26	3,206,536	3,421,988
4.500%, 09/01/24	1,609,701	1,718,401
4.500%, 03/01/25	3,118,640	3,329,342
Fannie Mae ARM Pool 1.175%, 03/01/30 (b)	37,088	38,020
1.213%, 02/01/44 (b)	171,412	178,772
1.611%, 03/01/28 (b)	18,443	19,151
1.633%, 11/01/33 (b)	5,720	5,962
1.648%, 11/01/33 (b)	13,937	14,549
1.781%, 03/01/35 (b)	71,238	75,238
1.790%, 06/01/32 (b)	11,479	11,523
1.790%, 09/01/32 (b)	16,701	16,765
1.798%, 12/01/32 (b)	670,858	700,065
1.800%, 11/01/32 (b)	18,322	19,085
1.809%, 02/01/36 (b)	122,009	130,043
1.811%, 03/01/33 (b)	23,173	24,179
1.901%, 12/01/34 (b)	92,145	98,442
1.935%, 11/01/17 (b)	16,841	17,553
1.945%, 11/01/35 (b)	225,007	237,611
1.960%, 03/01/36 (b)	429,659	459,774
1.985%, 09/01/31 (b)	31,455	31,593
1.995%, 11/01/32 (b)	101,065	106,046
2.010%, 06/01/32 (b)	6,047	6,075
2.018%, 03/01/37 (b)	31,398	33,361
2.024%, 04/01/36 (b)	93,068	98,680
2.050%, 08/01/29 (b)	10,342	10,953
2.070%, 07/01/33 (b)	92,049	97,946
2.075%, 05/01/19 (b)	2,132	2,135
2.085%, 02/01/25 (b)	189,693	197,518
2.086%, 07/01/33 (b)	54,859	57,241
2.090%, 12/01/34 (b)	129,936	132,038
2.092%, 08/01/37 (b)	49,400	52,799
2.105%, 12/01/32 (b)	33,994	35,055
2.112%, 01/01/36 (b)	137,029	146,387
2.116%, 05/01/33 (b)	31,317	33,502
2.123%, 10/01/32 (b)	40,621	41,021
2.124%, 12/01/32 (b)	61,525	64,657
2.125%, 05/01/19 (b)	85,038	85,556
2.128%, 06/01/28 (b)	2,847	2,930
2.135%, 06/01/25 (b)	113,959	114,571
2.145%, 09/01/39 (b)	53,762	57,513
2.154%, 10/01/35 (b)	31,305	31,572
2.155%, 02/01/33 (b)	42,371	42,556
2.160%, 07/01/35 (b)	150,460	152,051
2.169%, 05/01/34 (b)	54,972	58,679
2.170%, 10/01/33 (b)	26,162	26,287
2.175%, 07/01/36 (b)	107,935	108,790
2.180%, 01/01/20 (b)	130,291	131,023
2.190%, 12/01/25 (b)	14,410	14,477
2.193%, 07/01/33 (b)	83,695	88,335
2.197%, 09/01/33 (b)	15,789	16,770
2.210%, 02/01/36 (b)	48,585	51,293
2.213%, 03/01/33 (b)	63,138	68,043
2.220%, 08/01/35 (b)	976,040	1,047,011

MIST-198

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
2.224%, 04/01/27 (b)	13,845	$14,624
2.236%, 08/01/34 (b)	30,879	32,795
2.250%, 01/01/33 (b)	50,348	50,595
2.252%, 04/01/34 (b)	231,906	247,052
2.271%, 11/01/36 (b)	4,840,127	5,148,587
2.275%, 04/01/34 (b)	35,492	35,656
2.277%, 12/01/33 (b)	125,675	133,005
2.296%, 07/01/25 (b)	3,074	3,149
2.306%, 08/01/33 (b)	132,343	136,280
2.311%, 03/01/30 (b)	1,766	1,899
2.323%, 06/01/33 (b)	49,023	49,346
2.328%, 11/01/35 (b)	5,759,348	6,144,355
2.333%, 09/01/32 (b)	159,869	160,974
2.338%, 02/01/25 (b)	44,120	44,319
2.338%, 02/01/32 (b)	87,138	87,608
2.339%, 10/01/33 (b)	48,168	50,663
2.344%, 11/01/35 (b)	33,959	36,415
2.348%, 07/01/35 (b)	90,614	97,380
2.351%, 01/01/32 (b)	16,898	18,174
2.353%, 09/01/36 (b)	2,172	2,338
2.357%, 03/01/38 (b)	53,216	56,057
2.359%, 07/01/33 (b)	90,282	90,885
2.363%, 06/01/32 (b)	4,098	4,120
2.365%, 01/01/33 (b)	187,280	191,344
2.365%, 09/01/35 (b)	8,192,896	8,737,521
2.366%, 11/01/36 (b)	7,288	7,909
2.375%, 02/01/34 (b)	88,966	89,606
2.375%, 02/01/36 (b)	32,895	34,677
2.375%, 03/01/36 (b)	32,586	34,356
2.375%, 09/01/37 (b)	88,001	94,206
2.380%, 03/01/34 (b)	106,684	107,857
2.395%, 01/01/29 (b)	18,432	18,558
2.395%, 08/01/30 (b)	28,489	28,686
2.395%, 09/01/30 (b)	106,312	107,262
2.395%, 01/01/32 (b)	15,312	15,396
2.400%, 06/01/35 (b)	54,571	55,398
2.403%, 06/01/30 (b)	23,765	23,909
2.403%, 12/01/35 (b)	221,777	222,865
2.405%, 07/01/32 (b)	4,023	4,043
2.410%, 02/01/35 (b)	90,764	91,967
2.415%, 08/01/32 (b)	86,419	87,609
2.417%, 10/01/36 (b)	17,498	18,618
2.425%, 09/01/32 (b)	16,376	16,631
2.425%, 06/01/34 (b)	43,066	43,432
2.435%, 04/01/35 (b)	1,199,771	1,298,178
2.440%, 06/01/34 (b)	116,684	117,319
2.444%, 11/01/35 (b)	3,233,864	3,480,125
2.457%, 08/01/32 (b)	65,556	65,731
2.481%, 09/01/33 (b)	109,450	110,609
2.485%, 11/01/34 (b)	6,920,866	7,434,694
2.492%, 06/01/26 (b)	5,396	5,407
2.494%, 09/01/33 (b)	18,325	19,264
2.495%, 03/01/37 (b)	21,011	22,428
2.497%, 07/01/28 (b)	14,350	15,116
2.498%, 08/01/33 (b)	124,576	134,450

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
2.500%, 07/01/24 (b)	7,702	7,741
2.503%, 04/01/36 (b)	8,107	8,725
2.526%, 08/01/35 (b)	61,116	61,410
2.625%, 10/01/33 (b)	60,012	60,454
2.625%, 05/01/34 (b)	142,565	144,548
2.650%, 05/01/32 (b)	13,933	14,012
2.650%, 08/01/32 (b)	32,474	32,647
2.919%, 02/01/33 (b)	156,198	156,900
3.244%, 09/01/37 (b)	6,969	7,460
3.629%, 05/01/34 (b)	129,058	129,620
3.732%, 04/01/40 (b)	13,942	14,775
4.098%, 11/01/34 (b)	20,111	21,151
5.181%, 09/01/35 (b)	36,610	39,066
5.699%, 03/01/36 (b)	76,253	82,342
5.783%, 03/01/36 (b)	49,674	53,221
Freddie Mac ARM Non-Gold Pool 1.635%, 09/01/37 (b)	46,536	48,374
1.836%, 05/01/37 (b)	16,594	17,395
1.875%, 09/01/22 (b)	19,984	20,040
1.943%, 04/01/18 (b)	3,866	3,922
1.945%, 02/01/37 (b)	89,546	94,467
1.945%, 04/01/37 (b)	35,281	37,287
2.185%, 05/01/28 (b)	69,625	71,103
2.237%, 02/01/26 (b)	27,453	27,713
2.265%, 07/01/34 (b)	108,196	108,604
2.266%, 09/01/30 (b)	3,224	3,411
2.281%, 09/01/27 (b)	6,567	7,028
2.287%, 10/01/22 (b)	3,086	3,263
2.318%, 05/01/25 (b)	27,191	28,627
2.348%, 05/01/31 (b)	43,346	45,513
2.352%, 03/01/34 (b)	23,638	25,220
2.354%, 09/01/37 (b)	521,582	556,713
2.355%, 12/01/33 (b)	1,092	1,141
2.356%, 05/01/38 (b)	77,852	83,309
2.363%, 01/01/35 (b)	141,986	151,442
2.375%, 03/01/19 (b)	4,289	4,310
2.375%, 05/01/34 (b)	226,971	237,765
2.375%, 07/01/36 (b)	48,755	52,064
2.375%, 02/01/37 (b)	28,904	30,982
2.383%, 03/01/35 (b)	956,619	1,020,260
2.385%, 08/01/18 (b)	18,288	18,327
2.385%, 07/01/31 (b)	22,156	23,023
2.390%, 11/01/24 (b)	126,988	129,646
2.398%, 11/01/32 (b)	37,622	39,874
2.401%, 09/01/30 (b)	79,271	83,621
2.426%, 07/01/35 (b)	325,182	348,203
2.429%, 01/01/35 (b)	1,306,538	1,393,888
2.441%, 06/01/37 (b)	458,704	491,544
2.444%, 10/01/32 (b)	54,793	56,580
2.444%, 07/01/38 (b)	87,922	88,764
2.475%, 04/01/34 (b)	1,057,780	1,136,946
2.493%, 07/01/36 (b)	136,616	137,873
2.495%, 05/01/37 (b)	22,189	23,645
2.495%, 07/01/37 (b)	717,061	768,768
2.503%, 09/01/30 (b)	16,923	17,792

MIST-199

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac ARM Non-Gold Pool
2.520%, 06/01/37 (b)	6,151,442	$6,604,598
2.562%, 04/01/38 (b)	72,047	77,415
2.564%, 04/01/30 (b)	82,667	87,871
2.567%, 04/01/37 (b)	47,084	50,659
2.643%, 05/01/31 (b)	22,260	22,930
2.901%, 06/01/25 (b)	16,479	16,852
3.079%, 04/01/35 (b)	117,538	118,941
4.012%, 10/01/37 (b)	29,128	30,558
4.702%, 03/01/38 (b)	285,191	301,829
5.121%, 04/01/35 (b)	70,762	74,267
5.498%, 08/01/24 (b)	6,124	6,412
5.525%, 05/01/37 (b)	80,251	85,058
5.927%, 01/01/37 (b)	48,942	51,377

		68,385,845

U.S. Treasury—9.0%
U.S. Treasury Bond 11.250%, 02/15/15	4,000,000	4,165,624
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/16	3,238,170	3,275,610
U.S. Treasury Notes 0.250%, 07/15/15	3,000,000	3,003,984
1.750%, 07/31/15	11,000,000	11,150,392
1.875%, 06/30/15	32,800,000	33,239,454
4.125%, 05/15/15 (a)	25,000,000	25,630,850
4.250%, 08/15/15	33,000,000	34,188,528
4.500%, 11/15/15	27,000,000	28,302,534

		142,956,976

Total U.S. Treasury & Government Agencies (Cost $218,321,209)		211,342,821

Mortgage-Backed Securities—11.0%

Collateralized Mortgage Obligations—3.4%
Adjustable Rate Mortgage Trust 2.516%, 02/25/35 (b)	3,161,340	3,143,899
American Home Mortgage Investment Trust 1.833%, 10/25/34 (b)	2,214,929	2,203,795
Banc of America Mortgage 2003-E Trust 2.694%, 06/25/33 (b)	1,255,421	1,268,520
CHL Mortgage Pass-Through Trust 2.059%, 07/25/34 (b)	1,391,963	1,386,775
2.458%, 05/25/34 (b)	2,446,096	2,452,664
Credit Suisse First Boston Mortgage Securities Corp. 2.488%, 04/25/34 (b)	2,279,851	2,341,446
5.000%, 09/25/19	721,633	752,480
First Horizon Alternative Mortgage Securities Trust 2.089%, 12/25/34 (b)	2,190,458	2,145,472
Granite Master Issuer plc 0.234%, 12/20/54 (b)	279,883	278,399

Collateralized Mortgage Obligations—(Continued)
Impac Secured Assets CMN Owner Trust 0.665%, 02/25/35 (b)	1,120,000	1,044,669
Kildare Securities, Ltd. 0.354%, 12/10/43 (144A) (b)	1,557,007	1,549,083
MASTR Adjustable Rate Mortgages Trust 0.315%, 01/25/47 (b)	1,390,047	1,366,746
0.355%, 05/25/47 (b)	800,931	776,963
MASTR Alternative Loan Trust 5.000%, 02/25/18	751,443	771,346
5.000%, 08/25/18	960,111	993,065
5.500%, 12/25/18	714,541	737,014
5.500%, 04/25/19	1,032,540	1,074,159
5.558%, 11/25/19 (b)	951,869	992,303
Merrill Lynch Mortgage Investors Trust 0.895%, 03/25/28 (b)	732,745	723,058
1.002%, 01/25/29 (b)	1,372,684	1,375,118
2.127%, 04/25/35 (b)	864,566	843,565
New York Mortgage Trust 0.605%, 02/25/36 (b)	763,789	698,991
Sequoia Mortgage Trust 0.474%, 11/20/34 (b)	706,053	675,804
0.774%, 07/20/33 (b)	191,476	180,641
0.987%, 07/20/33 (b)	361,132	340,741
Structured Adjustable Rate Mortgage Loan Trust 0.595%, 08/25/35 (b)	1,799,500	1,683,529
Structured Asset Mortgage Investments II Trust 0.853%, 02/19/35 (b)	1,219,698	1,149,566
Thornburg Mortgage Securities Trust 2.178%, 09/25/37 (b)	880,013	870,085
WaMu Mortgage Pass-Through Certificates Trust 0.385%, 04/25/45 (b)	3,104,734	2,960,935
0.445%, 07/25/45 (b)	1,758,726	1,677,272
0.445%, 10/25/45 (b)	4,935,706	4,716,728
0.485%, 01/25/45 (b)	3,314,478	3,131,340
Wells Fargo Mortgage Backed Securities Trust 2.597%, 07/25/34 (b)	1,185,623	1,189,493
2.610%, 02/25/35 (b)	2,139,049	2,156,745
2.614%, 06/25/35 (b)	1,431,971	1,428,898
2.632%, 10/25/34 (b)	2,143,906	2,177,327

		53,258,634

Commercial Mortgage-Backed Securities—7.6%
Banc of America Commercial Mortgage Trust 5.460%, 09/10/45 (b)	5,250,000	5,466,153
5.695%, 07/10/46 (b)	5,224,000	5,447,598
Bear Stearns Commercial Mortgage Securities Trust 5.288%, 10/12/42 (b)	1,188,206	1,190,507
5.540%, 09/11/41	2,771,945	2,944,055
5.600%, 03/11/39 (b)	5,211,000	5,412,306
5.611%, 09/11/41 (b)	5,220,000	5,401,134

MIST-200

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Bear Stearns Commercial Mortgage Securities Trust
5.897%, 06/11/40 (b)	4,580,000	$5,024,391
5.929%, 09/11/38 (b)	1,194,000	1,238,500
CD Commercial Mortgage Trust 5.400%, 07/15/44 (b)	2,530,000	2,541,995
Citigroup Commercial Mortgage Trust 5.482%, 10/15/49	2,000,000	1,931,260
Commercial Mortgage Pass-Through Certificates Trust 5.989%, 12/10/49 (b)	3,150,313	3,434,575
Commercial Mortgage Trust 6.014%, 07/10/38 (b)	8,338,292	8,837,948
Credit Suisse First Boston Mortgage Securities Corp. 4.710%, 11/15/37	2,224,492	2,223,666
G-FORCE 2005-RR2 LLC 0.455%, 12/25/39 (144A) (b)	2,317,548	2,195,877
Greenwich Capital Commercial Funding Corp. 5.475%, 03/10/39	4,000,000	4,230,568
6.014%, 07/10/38 (b)	5,015,000	5,233,165
Hilton USA Trust 1.156%, 11/05/30 (144A) (b)	2,000,000	2,000,000
JP Morgan Chase Commercial Mortgage Securities Trust 5.115%, 07/15/41	177,843	179,038
5.464%, 12/12/43	5,000,000	5,223,790
5.560%, 12/15/44 (b)	1,000,000	1,007,320
6.058%, 04/15/45 (b)	3,120,000	3,186,340
LB-UBS Commercial Mortgage Trust 4.739%, 07/15/30	1,826,140	1,849,334
5.276%, 02/15/41 (b)	1,230,000	1,259,144
5.344%, 10/15/36 (144A) (b)	650,000	674,922
6.049%, 06/15/38 (b)	2,000,000	2,101,726
Mach One 2004-1A ULC 6.256%, 05/28/40 (144A) (b)	3,500,000	3,489,080
Merrill Lynch Mortgage Trust 5.462%, 11/12/37 (b)	1,483,000	1,534,011
ML-CFC Commercial Mortgage Trust 5.409%, 07/12/46 (b)	2,800,779	2,996,792
Morgan Stanley Capital I Trust 4.780%, 12/13/41	1,174,411	1,175,683
5.596%, 03/12/44 (b)	2,623,800	2,725,197
5.676%, 03/12/44 (b)	3,100,000	3,211,913
Resource Capital Corp., Ltd. 1.204%, 04/15/32 (144A) (b)	2,380,000	2,380,000
Seawall 2006 1, Ltd. 1.407%, 04/15/46	1,000,000	1,000,300
Talisman-6 Finance plc 0.382%, 10/22/16 (EUR) (b)	2,880,338	3,565,252
Wachovia Bank Commercial Mortgage Trust 0.294%, 06/15/20 (144A) (b)	5,210,000	5,112,781
5.287%, 03/15/42 (b)	1,000,000	1,015,465
5.515%, 01/15/45 (b)	5,300,000	5,531,557

Commercial Mortgage-Backed Securities—(Continued)
Wachovia Bank Commercial Mortgage Trust
5.795%, 07/15/45 (b)	2,400,000	2,567,683
5.896%, 05/15/43 (b)	2,700,000	2,721,892
5.963%, 10/15/35 (144A) (b)	1,200,000	1,192,734

		120,455,652

Total Mortgage-Backed Securities (Cost $171,650,819)		173,714,286

Floating Rate Loans (b)—5.8%

Aerospace/Defense—0.3%
FGI Operating Co. LLC Term Loan, 5.500%, 04/19/19	2,930,647	2,930,647
Henniges Automotive Holdings, Inc. Term Loan B, 6.000%, 06/12/21	939,074	946,117
Transdigm, Inc. Term Loan C, 3.750%, 02/28/20	666,890	657,043
Term Loan D, 3.750%, 06/04/21	557,403	549,540

		5,083,347

Auto Components—0.1%
Crowne Group LLC 1st Lien Term Loan, 1.000%, 09/29/20	1,263,200	1,256,884

Auto Manufacturers—0.0%
ASP HHI Acquisition Co., Inc. Term Loan, 5.000%, 10/05/18	104,624	104,723

Auto Parts & Equipment—0.0%
UCI International, Inc. Term Loan B, 0.000%, 07/26/17 (d)	445,026	445,953

Capital Markets—0.0%
Guggenheim Partners LLC Term Loan, 4.250%, 07/22/20	301,938	301,120

Chemicals—0.5%
Arysta LifeScience SPC LLC 1st Lien Term Loan, 4.500%, 05/29/20	2,762,448	2,759,570
Axalta Coating Systems U.S. Holdings, Inc. Term Loan, 3.750%, 02/01/20	868,517	851,907
AZ Chem U.S., Inc. 1st Lien Term Loan, 4.500%, 06/12/21	1,229,093	1,229,400
MacDermid, Inc. 1st Lien Term Loan, 4.000%, 06/07/20	1,720,406	1,698,900
OCI Beaumont LLC Term Loan B3, 5.000%, 08/20/19	667,057	669,558
Tronox Pigments (Netherlands) B.V. Term Loan, 4.000%, 03/19/20	852,709	847,854

MIST-201

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (b)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Univar, Inc. Term Loan B, 5.000%, 06/30/17	340,009	$337,105

		8,394,294

Coal—0.0%
Bowie Resource Holdings LLC 2nd Lien Delayed Draw Term Loan, 11.750%, 02/16/21	476,191	484,524

Commercial Services—0.5%
Interactive Data Corp. Term Loan, 4.750%, 05/02/21	2,739,481	2,727,495
Moneygram International, Inc. Term Loan B, 4.250%, 03/27/20	3,748,043	3,688,310
Truven Health Analytics, Inc. Term Loan B, 4.500%, 06/06/19	841,916	827,183

		7,242,988

Computers—0.2%
Dell, Inc. Term Loan B, 4.500%, 04/29/20	1,308,706	1,300,853
Sungard Availability Services Capital, Inc. Term Loan B, 6.000%, 03/31/19	2,212,682	2,048,574

		3,349,427

Distribution/Wholesale—0.1%
Autoparts Group Holdings, Inc. 1st Lien Term Loan, 6.500%, 07/28/17	232,148	232,656
WESCO Distribution, Inc. Term Loan B, 3.750%, 12/12/19	565,950	565,950

		798,606

Diversified Financial Services—0.2%
Doncasters Finance U.S. LLC Term Loan, 4.500%, 04/09/20	207,946	206,168
TransUnion LLC Term Loan, 4.000%, 04/09/21	2,053,481	2,026,102

		2,232,270

Entertainment—0.0%
Diamond Resorts Corp. Term Loan, 5.500%, 05/09/21	438,073	438,073

Food—0.1%
Big Heart Pet Brands Term Loan, 3.500%, 03/08/20	1,230,535	1,189,773

Forest Products & Paper—0.2%
Appvion, Inc. Term Loan, 5.750%, 06/28/19	784,885	782,923
Exopack Holdings S.A. Term Loan B, 5.250%, 05/08/19	2,518,276	2,535,065

		3,317,988

Health Care Equipment & Supplies—0.0%
Surgery Center Holdings, Inc. 1st Lien Term Loan, 0.000%, 07/09/20 (d)	57,100	56,957

Healthcare-Services—1.0%
24 Hour Fitness Worldwide, Inc. Term Loan B, 4.750%, 05/28/21	1,971,324	1,968,848
Community Health Systems, Inc. Term Loan D, 4.250%, 01/27/21	4,412,340	4,404,897
Cyanco Intermediate Corp. Term Loan B, 5.500%, 04/29/20	2,061,922	2,061,279
DaVita HealthCare Partners, Inc. Term Loan B, 3.500%, 06/24/21	2,073,512	2,053,588
Fitness International LLC Term Loan B, 5.500%, 07/01/20	1,885,201	1,872,830
Millennium Laboratories, Inc. Term Loan B, 5.250%, 04/16/21	1,063,423	1,063,414
U.S. Renal Care, Inc. Term Loan, 4.250%, 07/03/19	1,432,572	1,416,904

		14,841,760

Hotels, Restaurants & Leisure—0.1%
Cannery Casino Resorts LLC Term Loan B, 6.000%, 10/02/18	1,417,749	1,408,888

Industrial Conglomerates—0.1%
OSG Bulk Ships, Inc Term Loan, 5.250%, 08/05/19	963,880	965,085
OSG International, Inc. Term Loan B, 5.750%, 08/05/19	1,072,883	1,074,224

		2,039,309

Insurance—0.1%
Connolly Corp. 1st Lien Term Loan, 5.000%, 05/14/21	1,449,001	1,444,473

Internet Software & Services—0.1%
Onsite US Finco LLC Term Loan, 5.500%, 07/30/21	742,300	733,021
Travelport Finance (Luxembourg) S.a.r.l. Term Loan B, 6.000%, 09/02/21	927,186	926,751

		1,659,772

IT Services—0.0%
Ship US Bidco, Inc. Term Loan B2A, 0.000%, 11/29/19 (d)	214,061	215,132

Leisure Time—0.0%
ClubCorp Club Operations, Inc. Term Loan, 0.000%, 07/24/20 (d)	209,100	208,316

MIST-202

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (b)—(Continued)

Security Description	Principal Amount*	Value

Machinery—0.1%
UTEX Industries, Inc. 1st Lien Term Loan, 5.000%, 05/22/21	1,068,766	$1,068,098

Marine—0.0%
Drillships Ocean Ventures, Inc. Term Loan B, 5.500%, 07/25/21	417,600	403,767

Media—0.3%
Cumulus Media Holdings, Inc. Term Loan, 4.250%, 12/23/20	292,068	287,687
Radio One, Inc. Term Loan B, 7.500%, 03/31/16	114,965	116,881
William Morris Endeavor Entertainment LLC 1st Lien Term Loan, 5.250%, 05/06/21	4,890,643	4,798,943

		5,203,511

Metal Fabricate/Hardware—0.1%
Grede Holdings LLC Term Loan B, 4.750%, 06/02/21	658,083	656,849
WireCo WorldGroup, Inc. Term Loan, 0.000%, 02/15/17 (d)	39,619	39,792

		696,641

Oil & Gas—0.1%
Alfred Fueling Systems, Inc. 1st Lien Term Loan, 4.750%, 06/20/21	355,609	352,941
Citgo Petroleum Corp. Term Loan B, 4.500%, 07/29/21	306,400	307,294
Oxbow Carbon LLC Term Loan B, 4.250%, 07/19/19	752,978	752,508

		1,412,743

Packaging & Containers—0.3%
Reynolds Group Holdings, Inc. Term Loan, 4.000%, 12/01/18	3,434,450	3,403,173
Signode Industrial Group U.S., Inc. Term Loan B, 4.000%, 05/01/21	795,978	788,516
TGI Friday’s, Inc. 1st Lien Term Loan, 5.250%, 07/15/20	141,246	141,069

		4,332,758

Retail—0.8%
BJ’s Wholesale Club, Inc. 1st Lien Term Loan, 4.500%, 09/26/19	2,689,366	2,651,427
Evergreen Acqco 1 L.P. Term Loan, 5.000%, 07/09/19	2,981,579	2,951,763
Harbor Freight Tools USA, Inc. 1st Lien Term Loan, 4.750%, 07/26/19	2,253,432	2,254,559

Retail—(Continued)
J.C. Penney Corporation, Inc. Term Loan, 5.000%, 06/20/19	587,825	583,905
Men’s Wearhouse, Inc. (The) Term Loan B, 4.500%, 06/18/21	894,727	891,921
Party City Holdings, Inc. Term Loan, 4.000%, 07/27/19	794,258	782,179
Sears Holding Corp. Term Loan, 5.500%, 06/30/18	3,098,710	3,019,950

		13,135,704

Semiconductors—0.0%
M/A-COM Technology Solutions Holdings, Inc. Term Loan, 4.500%, 05/07/21	394,312	398,008

Software—0.3%
BMC Software Finance, Inc. Revolver, 0.000%, 09/10/18 (d)	1,825,218	1,688,327
Term Loan, 5.000%, 09/10/20	3,715,723	3,661,677

		5,350,004

Telecommunications—0.1%
Intelsat Jackson Holdings S.A. Term Loan B2, 3.750%, 06/30/19	1,213,363	1,196,427
Presidio, Inc. Term Loan, 5.000%, 03/31/17	529,847	530,509

		1,726,936

Trucking & Leasing—0.1%
Global TIP Finance B.V. Term Loan C, 7.000%, 10/23/20	879,728	881,928

Total Floating Rate Loans (Cost $91,958,116)		91,124,675

Foreign Government—3.9%

Banks—0.7%
Bank Negara Malaysia Monetary Notes 2.755%, 11/06/14 (MYR) (e)	985,000	299,299
2.788%, 10/16/14 (MYR) (e)	1,160,000	353,133
2.791%, 10/02/14 (MYR) (e)	425,000	129,542
2.841%, 10/28/14 (MYR) (e)	1,045,000	317,785
Export-Import Bank of China (The) 2.500%, 07/31/19 (144A)	6,000,000	5,939,796
Korea Monetary Stabilization Bonds 2.470%, 04/02/15 (KRW)	2,750,000,000	2,609,692
2.740%, 02/02/15 (KRW)	179,540,000	170,456
2.840%, 12/02/14 (KRW)	715,040,000	678,338

		10,498,041

Sovereign—3.2%
Brazil Notas do Tesouro Nacional 6.000%, 08/15/18 (BRL)	600,000	610,344

MIST-203

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Hungary Government Bonds 5.500%, 12/22/16 (HUF)	448,490,000	$1,954,724
5.500%, 12/20/18 (HUF)	307,110,000	1,350,634
6.750%, 11/24/17 (HUF)	3,690,000	16,783
7.750%, 08/24/15 (HUF)	3,800,000	16,258
8.000%, 02/12/15 (HUF)	12,120,000	50,337
Korea Treasury Bonds 2.750%, 12/10/15 (KRW)	1,273,840,000	1,214,481
3.000%, 12/10/16 (KRW)	11,490,000,000	11,053,701
3.250%, 12/10/14 (KRW)	62,530,000	59,369
3.250%, 06/10/15 (KRW)	186,850,000	178,316
Malaysia Government Bonds 3.172%, 07/15/16 (MYR)	7,600,000	2,310,539
3.197%, 10/15/15 (MYR)	2,010,000	611,569
3.741%, 02/27/15 (MYR)	6,115,000	1,866,822
3.835%, 08/12/15 (MYR)	16,155,000	4,944,681
4.720%, 09/30/15 (MYR)	1,130,000	349,358
Mexican Bonos 6.000%, 06/18/15 (MXN)	101,000	7,671
6.250%, 06/16/16 (MXN)	2,287,000	177,609
7.250%, 12/15/16 (MXN)	83,849,000	6,652,712
8.000%, 12/17/15 (MXN)	50,714,000	3,984,707
9.500%, 12/18/14 (MXN)	28,960,000	2,184,257
Philippine Government Bond 7.000%, 01/27/16 (PHP)	80,000,000	1,891,710
Poland Government Bonds Zero Coupon, 07/25/15 (PLN)	820,000	243,804
Zero Coupon, 01/25/16 (PLN)	6,309,000	1,856,558
2.690%, 01/25/17 (PLN) (b)	5,746,000	1,738,614
2.690%, 01/25/21 (PLN) (b)	5,829,000	1,748,938
5.000%, 04/25/16 (PLN)	8,225,000	2,598,022
5.500%, 04/25/15 (PLN)	561,000	172,797
6.250%, 10/24/15 (PLN)	1,551,000	489,163
Republic of Serbia 5.250%, 11/21/17 (144A)	1,200,000	1,233,000

		51,567,478

Total Foreign Government (Cost $63,787,965)		62,065,519

Municipals—2.3%
Acalanes Union High School District, General Obligation Unlimited 1.427%, 08/01/18	1,000,000	979,520
Alabama Public School & College Authority 5.000%, 12/01/25	2,500,000	2,841,375
California State Public Works Board 3.183%, 12/01/14	3,685,000	3,699,851
City of Cleveland, Ohio, Public Improvements, General Obligation, Ltd. 2.250%, 12/01/15	1,295,000	1,323,943
New York State Dormitory Authority, Revenue, Refunding 4.000%, 10/01/14	2,085,000	2,085,000
New York State Urban Development Corp., Revenue, Refunding 5.000%, 01/01/15	2,000,000	2,023,840
Puerto Rico Sales Tax Financing Corp. Zero Coupon, 08/01/45	3,655,000	514,843
Zero Coupon, 08/01/46	500,000	66,090
Reading School District, Refunding, General Obligation Unlimited 5.000%, 04/01/15	2,500,000	2,547,575
State Board of Administration Finance Corp. 2.107%, 07/01/18	2,000,000	2,009,600
State of Arkansas 3.250%, 06/15/22	2,500,000	2,635,500
State of California 0.657%, 07/01/41 (b)	5,615,000	5,636,000
0.754%, 07/01/41 (b)	260,000	260,972
5.000%, 05/15/48 (b)	2,300,000	2,796,892
State of Illinois, Refunding, General Obligation Unlimited 5.000%, 01/01/16	2,500,000	2,623,000
State of Minnesota 2.500%, 08/01/18	1,250,000	1,283,613
State of Rhode Island 5.000%, 08/01/19	2,250,000	2,638,305

Total Municipals (Cost $36,100,725)		35,965,919

Purchased Options—0.0%

Call Options—0.0%
USD Currency, Strike Price KRW 1,068, Expires 12/15/14 (Counterparty - Barclays Bank plc)	1,600,000	19,995
USD Currency, Strike Price MXN 13.80, Expires 12/15/14 (Counterparty - Citibank N.A.)	1,200,000	12,492
USD Currency, Strike Price MYR 3.37, Expires 12/15/14 (Counterparty - Citibank N.A.)	1,200,000	8,874

		41,361

Put Options—0.0%
EUR Currency, Strike Price PLN 4.13, Expires 10/22/14 (EUR) (Counterparty - Barclays Bank plc)	2,812,971	2,185
Markit CDX North America High Yield Index Series 22, Exercise Price $103.00, Expires 12/17/14 (Counterparty - Citibank N.A.)	11,500,000	235,123

MIST-204

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Purchased Options—(Continued)

Security Description	Shares/ Principal/ Notional/ Amount*	Value

Put Options—(Continued)
Markit CDX North America Investment Grade Index Series 22, Exercise Rate 0.900%, Expires 12/17/14 (Counterparty - JPMorgan Chase Bank N.A.)	24,000,000	$41,645

		278,953

Total Purchased Options (Cost $321,645)		320,314

Common Stock—0.0%

Paper & Forest Products—0.0%
NewPage Holding, Inc. (f) (Cost $554,408)	2,400	220,800

Short-Term Investments—16.5%

Discount Note—0.1%
Federal Farm Credit Bank 0.010%, 10/01/14 (e)	830,000	830,000

Mutual Fund—5.3%
State Street Navigator Securities Lending MET Portfolio (g)	83,994,408	83,994,408

U.S. Treasury—5.3%
U.S. Treasury Bills 0.028%, 11/06/14 (e)	25,800,000	25,799,536
0.030%, 10/02/14 (a) (e)	47,400,000	47,399,986
0.035%, 10/16/14 (e)	11,250,000	11,249,955

		84,449,477

Repurchase Agreement—5.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $92,201,098 on 10/01/14, collateralized by $94,155,000 U.S. Treasury Notes ranging from 1.500% - 3.625%, maturity dates ranging from 05/31/19 - 10/31/20 with a value of $94,049,681.	92,201,098	92,201,098

Total Short-Term Investments (Cost $261,474,595)		261,474,983

Total Investments—104.4% (Cost $1,650,050,327) (h)		1,652,388,241
Other assets and liabilities (net)—(4.4)%		(70,235,429)

Net Assets—100.0%		$1,582,152,812

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $82,188,997 and the collateral received consisted of cash in the amount of $83,994,408. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(d)	This loan will settle after September 30, 2014, at which time the interest rate will be determined.
(e)	The rate shown represents current yield to maturity.
(f)	Non-income producing security.
(g)	Represents investment of cash collateral received from securities lending transactions.
(h)	As of September 30, 2014, the aggregate cost of investments was $1,650,050,327. The aggregate unrealized appreciation and depreciation of investments were $24,843,799 and $(22,505,885), respectively, resulting in net unrealized appreciation of $2,337,914.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $227,411,370, which is 14.4% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CHF)—	Swiss Franc
(CLO)—	Collateralized Loan Obligation
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(USD)—	United States Dollar

MIST-205

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	131,000	Barclays Bank plc	01/09/15	USD	118,535	$(1,840)
CAD	185,000	Barclays Bank plc	01/09/15	USD	167,406	(2,608)
CAD	211,000	Barclays Bank plc	01/09/15	USD	190,930	(2,971)
CAD	262,000	Barclays Bank plc	01/09/15	USD	237,053	(3,664)
CAD	259,000	Citibank N.A.	01/09/15	USD	231,271	(554)
CAD	130,000	Deutsche Bank AG	01/09/15	USD	116,885	(1,082)
CAD	132,000	Deutsche Bank AG	01/09/15	USD	119,457	(1,872)
CAD	194,000	Deutsche Bank AG	01/09/15	USD	173,471	(657)
CAD	260,000	Deutsche Bank AG	01/09/15	USD	234,023	(2,416)
CAD	261,000	Deutsche Bank AG	01/09/15	USD	235,666	(3,168)
CAD	165,000	Barclays Bank plc	02/09/15	USD	147,668	(797)
CAD	132,000	HSBC Bank plc	02/09/15	USD	118,126	(629)
CAD	144,000	HSBC Bank plc	02/09/15	USD	128,868	(690)
CAD	1,042,200	Deutsche Bank AG	03/09/15	USD	950,046	(22,982)
CHF	1,440,250	Deutsche Bank AG	04/16/15	USD	1,593,197	(81,039)
CLP	387,880,000	Deutsche Bank AG	03/09/15	USD	671,537	(31,751)
CLP	1,133,875,000	JPMorgan Chase Bank N.A.	03/09/15	USD	1,965,121	(94,858)
EUR	5,500,000	Deutsche Bank AG	01/09/15	USD	7,534,725	(582,921)
EUR	2,211,174	Deutsche Bank AG	02/09/15	USD	3,076,738	(281,170)
JPY	609,216,000	Deutsche Bank AG	01/09/15	USD	5,701,600	(140,868)
SGD	3,496,264	Morgan Stanley & Co. LLC	11/17/14	USD	2,805,203	(64,603)
SGD	631,300	Deutsche Bank AG	01/09/15	USD	500,436	(5,586)
SGD	1,623,132	Deutsche Bank AG	03/09/15	USD	1,290,248	(17,942)
SGD	2,637,300	Deutsche Bank AG	03/09/15	USD	2,103,781	(36,510)
SGD	1,629,622	Morgan Stanley & Co. LLC	03/09/15	USD	1,297,367	(19,973)

Contracts to Deliver
CHF	1,440,250	Deutsche Bank AG	04/16/15	USD	1,621,355	$109,198
EUR	1,618,079	JPMorgan Chase Bank N.A.	10/23/14	USD	2,223,968	179,977
EUR	183,001	Barclays Bank plc	01/09/15	USD	251,884	20,578
EUR	6,173,855	Deutsche Bank AG	01/09/15	USD	8,434,473	630,941
EUR	3,539,000	Deutsche Bank AG	01/09/15	USD	4,798,884	325,714
EUR	3,112,056	Deutsche Bank AG	01/09/15	USD	4,250,664	317,136
EUR	2,174,938	Deutsche Bank AG	01/09/15	USD	2,941,822	192,777
EUR	2,105,000	Deutsche Bank AG	01/09/15	USD	2,844,276	183,631
EUR	1,439,000	Deutsche Bank AG	01/09/15	USD	1,949,269	130,425
EUR	434,458	Deutsche Bank AG	01/09/15	USD	587,040	37,900
EUR	87,929	JPMorgan Chase Bank N.A.	01/09/15	USD	120,979	9,840
EUR	3,060,000	Deutsche Bank AG	02/09/15	USD	4,250,034	381,302
EUR	2,752,764	Deutsche Bank AG	02/09/15	USD	3,796,502	316,206
EUR	395,300	Deutsche Bank AG	02/09/15	USD	547,945	48,171
EUR	178,275	Deutsche Bank AG	02/09/15	USD	247,606	22,215
EUR	198,000	JPMorgan Chase Bank N.A.	02/09/15	USD	274,731	24,401
EUR	198,000	JPMorgan Chase Bank N.A.	02/09/15	USD	276,230	25,900
EUR	198,000	JPMorgan Chase Bank N.A.	02/09/15	USD	275,305	24,975
EUR	158,000	JPMorgan Chase Bank N.A.	02/09/15	USD	219,688	19,930
EUR	118,600	JPMorgan Chase Bank N.A.	02/09/15	USD	164,561	14,616
EUR	2,909,965	Citibank N.A.	03/09/15	USD	4,037,315	357,411
EUR	3,500,000	Deutsche Bank AG	03/09/15	USD	4,797,800	371,746
EUR	2,433,206	Deutsche Bank AG	03/09/15	USD	3,314,756	237,756
EUR	1,824,000	Deutsche Bank AG	03/09/15	USD	2,520,768	214,161
EUR	1,687,455	Deutsche Bank AG	03/09/15	USD	2,300,339	166,405
EUR	1,070,160	Deutsche Bank AG	03/09/15	USD	1,458,735	105,425
EUR	843,663	Deutsche Bank AG	03/09/15	USD	1,164,677	97,791
EUR	755,100	Deutsche Bank AG	03/09/15	USD	1,028,295	73,406
EUR	715,290	Deutsche Bank AG	03/09/15	USD	980,520	75,973

MIST-206

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	626,821	Deutsche Bank AG	03/09/15	USD	853,605	$60,935
EUR	513,104	Deutsche Bank AG	03/09/15	USD	711,522	62,657
EUR	400,000	Deutsche Bank AG	03/09/15	USD	552,240	46,405
EUR	366,000	Deutsche Bank AG	03/09/15	USD	495,667	32,828
EUR	346,239	Deutsche Bank AG	03/09/15	USD	479,991	42,142
EUR	300,000	Deutsche Bank AG	03/09/15	USD	414,600	35,224
EUR	203,152	Deutsche Bank AG	03/09/15	USD	281,609	24,706
EUR	93,500	Deutsche Bank AG	03/09/15	USD	127,459	9,220
EUR	35,796	Deutsche Bank AG	03/09/15	USD	48,781	3,514
EUR	6,170,000	Goldman Sachs & Co.	03/09/15	USD	8,525,398	722,896
EUR	2,350,000	Goldman Sachs & Co.	03/09/15	USD	3,247,113	275,333
EUR	693,000	Goldman Sachs & Co.	03/09/15	USD	949,791	73,432
EUR	31,978	Barclays Bank plc	05/07/15	USD	41,391	926
EUR	21,514	Barclays Bank plc	05/07/15	USD	27,819	595
EUR	17,272	Barclays Bank plc	05/07/15	USD	23,110	1,254
EUR	46,169	Citibank N.A.	05/07/15	USD	61,844	3,422
EUR	5,933	Citibank N.A.	05/07/15	USD	7,947	440
EUR	6,294,833	Deutsche Bank AG	05/07/15	USD	8,577,969	612,525
EUR	5,445,686	Deutsche Bank AG	05/07/15	USD	7,463,857	572,919
EUR	5,330,000	Deutsche Bank AG	05/07/15	USD	7,016,945	272,395
EUR	1,905,310	Deutsche Bank AG	05/07/15	USD	2,597,128	186,160
EUR	1,046,650	Deutsche Bank AG	05/07/15	USD	1,410,256	85,832
EUR	1,000,000	Deutsche Bank AG	05/07/15	USD	1,340,200	74,806
EUR	923,000	Deutsche Bank AG	05/07/15	USD	1,249,742	81,783
GBP	2,053,243	Deutsche Bank AG	01/09/15	USD	3,358,901	33,251
GBP	1,030,342	Deutsche Bank AG	02/09/15	USD	1,707,431	39,195
JPY	42,660,000	Barclays Bank plc	01/09/15	USD	417,703	28,316
JPY	21,350,000	Barclays Bank plc	01/09/15	USD	209,049	14,173
JPY	85,250,000	Citibank N.A.	01/09/15	USD	834,500	56,365
JPY	42,570,000	Citibank N.A.	01/09/15	USD	415,865	27,299
JPY	3,025,280,000	Deutsche Bank AG	01/09/15	USD	29,064,079	1,450,275
JPY	40,500,000	Deutsche Bank AG	01/09/15	USD	399,448	29,776
JPY	14,279,000	Deutsche Bank AG	01/09/15	USD	139,798	9,464
JPY	42,760,000	Goldman Sachs & Co.	01/09/15	USD	417,639	27,339
JPY	64,350,000	HSBC Bank plc	01/09/15	USD	637,148	49,781
JPY	64,319,000	JPMorgan Chase Bank N.A.	01/09/15	USD	637,043	49,959
JPY	42,710,000	JPMorgan Chase Bank N.A.	01/09/15	USD	417,489	27,646
JPY	42,690,000	JPMorgan Chase Bank N.A.	01/09/15	USD	418,038	28,377
JPY	480,350,000	Deutsche Bank AG	03/09/15	USD	4,695,503	308,479
JPY	436,983,750	Deutsche Bank AG	03/09/15	USD	4,277,863	286,902
JPY	55,178,000	Deutsche Bank AG	03/09/15	USD	541,758	37,818
JPY	29,200,000	Deutsche Bank AG	03/09/15	USD	285,575	18,892
JPY	88,300,000	HSBC Bank plc	03/09/15	USD	863,823	57,382
JPY	82,910,000	JPMorgan Chase Bank N.A.	03/09/15	USD	810,614	53,399
JPY	81,810,000	JPMorgan Chase Bank N.A.	03/09/15	USD	800,067	52,898
JPY	59,880,000	JPMorgan Chase Bank N.A.	03/09/15	USD	585,603	38,721
JPY	34,500,000	JPMorgan Chase Bank N.A.	03/09/15	USD	337,897	22,810
JPY	281,655,500	Morgan Stanley & Co. LLC	03/09/15	USD	2,765,463	193,110
JPY	265,900,000	Morgan Stanley & Co. LLC	03/09/15	USD	2,618,750	190,292
JPY	258,876,042	JPMorgan Chase Bank N.A.	09/02/16	USD	2,538,000	131,170

Cross Currency Contracts to Buy
SEK	29,334,800	Deutsche Bank AG	03/09/15	EUR	3,216,253	(3,171)

Net Unrealized Appreciation						$9,855,023

MIST-207

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
U.S. Treasury Long Bond Futures	12/19/14	(40)	USD	(5,608,337)	$92,088
U.S. Treasury Note 10 Year Futures	12/19/14	(343)	USD	(43,152,830)	401,096
U.S. Treasury Note 5 Year Futures	12/31/14	(344)	USD	(40,851,263)	170,575
U.S. Treasury Ultra Long Bond Futures	12/19/14	(8)	USD	(1,245,000)	25,000

Net Unrealized Appreciation					$688,759

Written Options

Credit Default Swaptions	Strike Rate	Counterparty	Floating Rate Index	Buy/Sell Protection	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Year Credit Default Swap	95.000%	JPMorgan Chase Bank N.A.	Markit CDX North America Investment Grade Index, Series 22	Sell	12/17/14	USD	(24,000,000)	$(22,800)	$(21,211)	$1,589
Put - OTC - 5 Year Credit Default Swap	101.000%	Citibank N.A.	Markit CDX North America High Yield Index, Series 22	Sell	12/17/14	USD	(11,500,000)	(84,378)	(68,402)	15,976

Totals								$(107,178)	$(89,613)	$17,565

Swap Agreements

Cross-Currency Swaps

Receive	Pay	Maturity Date(a)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Fixed rate equal to 2.125% based on the notional amount of currency received	10/13/17	Citibank N.A.	$2,241,399	CHF	2,000,000	$163,373	$—	$163,373

(a)	At the maturity date, the notional amount of the the currency received will be exchanged back for the notional amount of the currency delivered.

Total Return Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Pay	3-Month USD-LIBOR-BBA	0.000%	12/20/14	JPMorgan Chase Bank N.A.	Markit IBOXX USD Liquid Leveraged Loan Total Return	USD	10,300,000	$(156,465)	$—	$(156,465)
Pay	3-Month USD-LIBOR-BBA	0.000%	03/20/15	JPMorgan Chase Bank N.A.	Markit IBOXX USD Liquid Leveraged Loan Total Return	USD	8,000,000	(85,510)	—	(85,510)

Totals								$(241,975)	$—	$(241,975)

MIST-208

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp. 5.000%, due 01/15/15	(1.000%)	09/20/17	Credit Suisse International	0.500%	USD	2,000,000	$(29,420)	$4,498	$(33,918)
Centex Corp. 5.250%, due 06/15/15	(5.000%)	06/20/15	JPMorgan Chase Bank N.A.	0.090%	USD	3,000,000	(107,356)	(137,578)	30,222
Centex Corp. 5.250%, due 06/15/15	(5.000%)	06/20/16	Credit Suisse International	0.147%	USD	6,000,000	(504,639)	(737,831)	233,192
Constellation Brands, Inc. 7.250%, due 09/01/16	(5.000%)	09/20/16	Barclays Bank plc	0.369%	USD	2,000,000	(183,266)	(241,928)	58,662
Constellation Brands, Inc. 7.250%, due 09/01/16	(5.000%)	06/20/17	Barclays Bank plc	0.540%	USD	2,000,000	(241,164)	(262,181)	21,017
D.R. Horton, Inc. 5.250% due 02/15/15	(5.000%)	03/20/16	JPMorgan Chase Bank N.A.	0.450%	USD	3,425,000	(230,346)	(394,626)	164,280
D.R. Horton, Inc. 5.250% due 02/15/15	(5.000%)	06/20/17	Citibank N.A.	0.905%	USD	2,000,000	(220,383)	(281,353)	60,970
DPL, Inc. 7.250%, due 10/15/21	(5.000%)	12/20/16	JPMorgan Chase Bank N.A.	1.641%	USD	2,468,000	(180,833)	(210,130)	29,297
DPL, Inc. 7.250%, due 10/25/21	(5.000%)	12/20/16	JPMorgan Chase Bank N.A.	1.641%	USD	4,000,000	(293,083)	(369,838)	76,755
Dean Foods Co. 7.000%, due 06/01/16	(5.000%)	06/20/16	JPMorgan Chase Bank N.A.	1.008%	USD	1,771,000	(121,458)	(171,491)	50,033
Dell, Inc. 7.100%, due 04/15/28	(1.000%)	06/20/16	Citibank N.A.	0.674%	USD	1,500,000	(8,427)	(2,575)	(5,852)
Dish DBS Corp. 6.750%, due 06/01/21	(5.000%)	03/20/16	Barclays Bank plc	0.788%	USD	2,500,000	(155,050)	(162,053)	7,003
Embarq Corp. 7.082%, due 06/01/16	(5.000%)	06/20/16	Credit Suisse International	0.293%	USD	2,071,000	(168,767)	(247,588)	78,821
First Data Corp. 12.625%, due 01/15/21	(5.000%)	03/20/15	Barclays Bank plc	0.695%	USD	400,000	(8,149)	(24,925)	16,776
First Data Corp. 12.625%, due 01/15/21	(5.000%)	03/20/15	Barclays Bank plc	0.695%	USD	2,600,000	(52,969)	(120,307)	67,338
Ford Motor Credit Co. LLC 5.000%, due 05/15/18	(5.000%)	06/20/15	Credit Suisse International	0.162%	USD	10,000,000	(352,323)	(837,653)	485,330
Hospitality Properties Trust 5.125%, due 02/15/15	(5.000%)	03/20/17	Credit Suisse International	0.603%	USD	5,000,000	(532,317)	(663,898)	131,581
Lennar Corp. 4.750%, due 12/15/17	(5.000%)	09/20/19	Citibank N.A.	2.222%	USD	1,350,000	(171,835)	(155,949)	(15,886)
Lennar Corp. 4.750%, due 12/15/17	(5.000%)	12/20/19	Citibank N.A.	2.322%	USD	2,000,000	(255,391)	(264,588)	9,197
PPL Energy Supply LLC 5.500%, due 05/01/18	(5.000%)	06/20/16	JPMorgan Chase Bank N.A.	0.696%	USD	3,000,000	(222,770)	(252,981)	30,211
PPL Energy Supply LLC 6.500%, due 05/01/18	(5.000%)	06/20/16	JPMorgan Chase Bank N.A.	0.696%	USD	3,000,000	(222,770)	(253,214)	30,444
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	12/05/16	Barclays Bank plc	0.963%	USD	3,500,000	(311,436)	(322,116)	10,680
Toll Brothers, Inc. 5.150%, due 05/15/15	(5.000%)	06/20/15	Credit Suisse International	0.237%	USD	3,000,000	(104,031)	(330,262)	226,231
Toll Brothers, Inc. 5.150%, due 05/15/15	(5.000%)	06/20/15	Credit Suisse International	0.237%	USD	3,000,000	(104,032)	(316,024)	211,992

Totals							$(4,782,215)	$(6,756,591)	$1,974,376

MIST-209

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Anadarko Petroleum Corp. 6.950%, due 06/15/19	1.000%	09/20/19	Barclays Bank plc	0.777%	USD	3,100,000	$32,870	$74,922	$(42,052)
Bank of America Corp. 5.650%, due 05/01/18	1.000%	09/20/17	Credit Suisse International	0.500%	USD	2,000,000	29,420	(4,498)	33,918
Beazer Home USA, Inc. 9.125%, due 05/15/19	5.000%	09/20/19	Citibank N.A.	4.570%	USD	1,350,000	25,442	28,152	(2,710)
Beazer Homes USA, Inc. 9.125%, due 05/15/19	5.000%	12/20/19	Citibank N.A.	4.769%	USD	2,000,000	20,947	59,704	(38,757)
Berkshire Hathaway, Inc. 1.900%, due 01/31/17	1.000%	09/20/15	Barclays Bank plc	0.118%	USD	1,800,000	15,595	21,363	(5,768)
Berkshire Hathaway, Inc. 2.450%, due 05/15/15	1.000%	09/20/17	Barclays Bank plc	0.305%	USD	6,000,000	123,334	(84,614)	207,948
Celanese U.S. Holdings LLC 3.246%, due 10/31/16	1.800%	06/20/16	Credit Suisse International	1.099%	USD	500,000	5,942	—	5,942
First Data Corp. 12.625%, due 01/15/21	5.000%	03/20/16	Barclays Bank plc	1.073%	USD	2,000,000	115,386	(5,000)	120,386
First Data Corp. 12.625%, due 01/15/21	5.000%	03/20/16	Barclays Bank plc	1.073%	USD	1,000,000	57,693	39,817	17,876
Ford Motor Credit Co. LLC 5.000%, due 05/15/18	5.000%	03/20/19	Barclays Bank plc	0.788%	USD	3,000,000	542,379	596,396	(54,017)
Obrigacoes Do Tesouro 4.950%, due 10/25/23	1.000%	09/20/19	JPMorgan Chase Bank N.A.	1.570%	USD	2,600,000	(68,636)	(139,372)	70,736
Obrigacoes Do Tesouro 4.950%, due 10/25/23	1.000%	09/20/19	JPMorgan Chase Bank N.A.	2.812%	USD	4,000,000	(324,239)	(197,893)	(126,346)
PSEG Power LLC 5.500%, due 12/01/15	1.000%	06/20/19	JPMorgan Chase Bank N.A.	0.947%	USD	4,000,000	9,603	(15,384)	24,987
PSEG Power LLC 5.500%, due 12/01/15	1.000%	09/20/19	JPMorgan Chase Bank N.A.	1.011%	USD	1,600,000	(862)	(12,992)	12,130
Republic of Lithuania 4.500%, due 03/05/13	1.000%	06/20/16	Credit Suisse International	0.374%	USD	400,000	4,336	(18,567)	22,903
Tate & Lyle International Financial plc 6.750%, due 11/25/19	1.000%	09/20/19	Citibank N.A.	0.841%	EUR	2,300,000	22,593	52,058	(29,465)
Tenet Healthcare Corp. 6.875%, due 11/15/31	5.000%	12/20/18	Barclays Bank plc	2.412%	USD	2,500,000	255,644	169,064	86,580

Totals							$867,447	$563,156	$304,291

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CMBX North America, AJ Tranche, Series 2	1.090%	03/15/49	Credit Suisse International	0.000%	USD	975,902	$(85,550)	$(146,995)	$61,445
Markit CMBX North America, AM Tranche, Series 2	0.500%	03/15/49	Credit Suisse International	0.000%	USD	1,900,000	(28,143)	(27,906)	(237)
Markit CMBX North America, AM Tranche, Series 2	0.500%	03/15/49	Credit Suisse International	0.000%	USD	3,460,000	(51,251)	(48,656)	(2,595)
Markit MCDX North America, Series 21	1.000%	12/20/18	Citibank N.A.	1.073%	USD	4,000,000	(11,048)	(78,611)	67,563
Markit MCDX North America, Series 22	1.000%	06/20/19	Citibank N.A.	0.797%	USD	3,300,000	28,841	36,537	(7,696)

Totals							$(147,151)	$(265,631)	$118,480

Securities in the amount of $292,875 has been received at the custodian bank as collateral for swap contracts.

MIST-210

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(CAD)—	Canadian Dollar
(CMBX)—	Commercial Mortgage-Backed Index
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(LCDX)—	First Lien Leveraged Loan Index
(LIBOR)—	London InterBank Offered Rate
(MCDX)—	Municipal Single Name Index
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

MIST-211

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$543,055,431	$—	$543,055,431
Total Asset-Backed Securities*	—	273,103,493	—	273,103,493
Total U.S. Treasury & Government Agencies*	—	211,342,821	—	211,342,821
Total Mortgage-Backed Securities*	—	173,714,286	—	173,714,286
Total Floating Rate Loans*	—	91,124,675	—	91,124,675
Total Foreign Government*	—	62,065,519	—	62,065,519
Total Municipals	—	35,965,919	—	35,965,919
Total Purchased Options*	—	320,314	—	320,314
Total Common Stock*	—	220,800	—	220,800
Short-Term Investments
Discount Note	—	830,000	—	830,000
Mutual Fund	83,994,408	—	—	83,994,408
U.S. Treasury	—	84,449,477	—	84,449,477
Repurchase Agreement	—	92,201,098	—	92,201,098
Total Short-Term Investments	83,994,408	177,480,575	—	261,474,983
Total Investments	$83,994,408	$1,568,393,833	$—	$1,652,388,241

Collateral for Securities Loaned (Liability)	$—	$(83,994,408)	$—	$(83,994,408)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$11,261,345	$—	$11,261,345
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,406,322)	—	(1,406,322)
Total Forward Contracts	$—	$9,855,023	$—	$9,855,023
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$688,759	$—	$—	$688,759
Written Options at Value	—	(89,613)	—	(89,613)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,453,398	$—	$1,453,398
OTC Swap Contracts at Value (Liabilities)	—	(5,593,919)	—	(5,593,919)
Total OTC Swap Contracts	$—	$(4,140,521)	$—	$(4,140,521)

*	See Schedule of Investments for additional detailed categorizations.

MIST-212

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Foreign Government—77.7% of Net Assets

Security Description	Principal Amount*	Value

Brazil—4.4%
Brazil Letras do Tesouro Nacional Zero Coupon, 10/01/15 (BRL)	800,000	$291,872
Zero Coupon, 01/01/16 (BRL)	11,500,000	4,070,401
Zero Coupon, 07/01/16 (BRL)	15,280,000	5,092,430
Zero Coupon, 10/01/16 (BRL)	760,000	245,500
Zero Coupon, 01/01/17 (BRL)	17,580,000	5,515,032
Zero Coupon, 01/01/18 (BRL)	10,440,000	2,908,933
Brazil Notas do Tesouro Nacional 6.000%, 05/15/15 (BRL)	13,495,000	13,868,677
6.000%, 08/15/16 (BRL)	3,245,000	3,318,023
6.000%, 08/15/18 (BRL)	4,225,000	4,297,838
6.000%, 08/15/22 (BRL)	5,230,000	5,318,051
6.000%, 05/15/45 (BRL)	6,400,000	6,309,631
10.000%, 01/01/17 (BRL)	19,225,000	7,517,624
10.000%, 01/01/19 (BRL)	6,700,000	2,536,356
10.000%, 01/01/21 (BRL)	3,480,000	1,288,304
10.000%, 01/01/23 (BRL)	8,090,000	2,938,011

		65,516,683

Canada—3.1%
Canadian Government Bonds 1.000%, 11/01/14 (CAD)	7,165,000	6,397,095
1.000%, 02/01/15 (CAD)	17,581,000	15,697,394
1.500%, 08/01/15 (CAD)	2,730,000	2,447,506
2.000%, 12/01/14 (CAD)	6,372,000	5,698,928
Canadian Treasury Bills 0.894%, 12/04/14 (CAD) (a)	2,430,000	2,166,268
0.905%, 10/23/14 (CAD) (a)	2,400,000	2,141,731
0.929%, 11/06/14 (CAD) (a)	12,840,000	11,454,250

		46,003,172

Hungary—7.0%
Hungary Government Bonds 4.000%, 04/25/18 (HUF)	614,930,000	2,564,171
5.500%, 02/12/16 (HUF)	168,700,000	721,421
5.500%, 12/22/16 (HUF)	5,482,200,000	23,893,927
5.500%, 12/20/18 (HUF)	1,325,670,000	5,830,141
5.500%, 06/24/25 (HUF)	2,424,530,000	10,525,817
6.000%, 11/24/23 (HUF)	146,870,000	660,602
6.500%, 06/24/19 (HUF)	474,530,000	2,162,535
6.750%, 02/24/17 (HUF)	226,970,000	1,011,195
6.750%, 11/24/17 (HUF)	1,796,830,000	8,172,472
7.000%, 06/24/22 (HUF)	2,700,030,000	12,829,196
7.500%, 11/12/20 (HUF)	129,680,000	626,611
7.750%, 08/24/15 (HUF)	200,360,000	857,217
8.000%, 02/12/15 (HUF)	109,300,000	453,944
Hungary Government International Bonds 3.875%, 02/24/20 (EUR)	6,510,000	8,862,166
4.375%, 07/04/17 (EUR) (b)	580,000	785,314
5.750%, 06/11/18 (EUR)	4,840,000	6,912,216
6.250%, 01/29/20	10,995,000	12,218,194
6.375%, 03/29/21 (b)	4,058,000	4,555,105

		103,642,244

Iceland—0.2%
Iceland Government International Bond 5.875%, 05/11/22 (144A)	3,080,000	$3,469,386

Indonesia—2.0%
Indonesia Treasury Bonds 10.000%, 09/15/24 (IDR)	186,070,000,000	16,797,456
10.000%, 02/15/28 (IDR)	34,960,000,000	3,200,970
12.800%, 06/15/21 (IDR)	93,010,000,000	9,312,450

		29,310,876

Ireland—6.1%
Ireland Government Bonds 4.500%, 10/18/18 (EUR)	502,000	739,875
4.500%, 04/18/20 (EUR)	5,387,000	8,199,591
5.000%, 10/18/20 (EUR)	25,040,000	39,511,341
5.400%, 03/13/25 (EUR)	21,787,510	36,657,693
5.900%, 10/18/19 (EUR)	3,639,000	5,825,358

		90,933,858

Lithuania—1.1%
Lithuania Government International Bonds 6.125%, 03/09/21 (144A)	930,000	1,072,987
6.750%, 01/15/15 (144A)	7,480,000	7,606,188
7.375%, 02/11/20 (144A)	6,420,000	7,736,100

		16,415,275

Malaysia—4.7%
Bank Negara Malaysia Monetary Notes 2.750%, 02/17/15 (MYR) (a)	6,900,000	2,077,294
2.755%, 11/06/14 (MYR) (a)	525,000	159,525
2.757%, 01/29/15 (MYR) (a)	70,000	21,111
2.764%, 11/18/14 (MYR) (a)	460,000	139,625
2.767%, 12/02/14 (MYR) (a)	460,000	139,450
2.779%, 01/20/15 (MYR) (a)	100,000	30,182
2.782%, 12/16/14 (MYR) (a)	540,000	163,497
2.790%, 10/02/14 (MYR) (a)	11,150,000	3,398,570
2.790%, 10/16/14 (MYR) (a)	670,000	203,965
2.795%, 04/28/15 (MYR) (a)	28,250,000	8,449,984
2.801%, 01/08/15 (MYR) (a)	1,175,000	355,026
2.826%, 10/28/14 (MYR) (a)	2,170,000	659,898
2.831%, 03/24/15 (MYR) (a)	60,000	18,005
2.846%, 03/12/15 (MYR) (a)	1,290,000	387,544
2.866%, 04/16/15 (MYR) (a)	2,700,000	808,513
2.890%, 10/09/14 (MYR) (a)	340,000	103,569
2.903%, 03/05/15 (MYR) (a)	4,880,000	1,467,003
2.904%, 05/05/15 (MYR) (a)	760,000	227,085
2.928%, 08/04/15 (MYR) (a)	1,500,000	444,208
2.954%, 03/03/15 (MYR) (a)	10,480,000	3,151,031
2.957%, 01/22/15 (MYR) (a)	2,300,000	694,070
2.963%, 07/16/15 (MYR) (a)	2,470,000	733,910
2.974%, 05/19/15 (MYR) (a)	19,110,000	5,704,835
2.998%, 06/16/15 (MYR) (a)	3,710,000	1,104,610
3.001%, 06/03/15 (MYR) (a)	1,660,000	494,854
3.016%, 06/30/15 (MYR) (a)	2,140,000	636,314

MIST-213

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Malaysia—(Continued)
Bank Negara Malaysia Monetary Notes
3.058%, 09/22/15 (MYR) (a)	1,270,000	$375,112
3.069%, 08/18/15 (MYR) (a)	11,310,000	3,350,810
3.092%, 04/23/15 (MYR) (a)	3,430,000	1,026,752
3.107%, 04/07/15 (MYR) (a)	860,000	257,809
3.130%, 08/11/15 (MYR) (a)	14,955,000	4,429,206
3.218%, 09/08/15 (MYR) (a)	8,390,000	2,476,810
Malaysia Government Bonds 3.172%, 07/15/16 (MYR)	20,000,000	6,080,366
3.197%, 10/15/15 (MYR)	3,185,000	969,078
3.741%, 02/27/15 (MYR)	22,420,000	6,844,507
3.835%, 08/12/15 (MYR)	14,030,000	4,294,266
4.720%, 09/30/15 (MYR)	24,680,000	7,630,231

		69,508,625

Mexico—7.5%
Mexican Bonos 6.000%, 06/18/15 (MXN)	149,275,000	11,337,164
6.250%, 06/16/16 (MXN)	38,378,000	2,980,454
7.250%, 12/15/16 (MXN)	25,000	1,983
7.750%, 12/14/17 (MXN)	195,000,000	15,816,045
8.000%, 12/17/15 (MXN)	87,198,000	6,851,333
9.500%, 12/18/14 (MXN)	38,610,000	2,912,092
Mexican Udibonos 2.500%, 12/10/20 (MXN)	12,734,254	966,152
3.500%, 12/14/17 (MXN)	23,521,342	1,894,270
4.000%, 06/13/19 (MXN)	16,131,436	1,328,509
4.500%, 12/18/14 (MXN)	9,184,302	695,143
5.000%, 06/16/16 (MXN)	23,516,163	1,898,768
Mexico Cetes 0.000%, 07/23/15 (MXN) (a)	110,000	799
0.000%, 09/17/15 (MXN) (a)	160,000	1,156
2.989%, 12/24/14 (MXN) (a)	72,089,000	533,079
3.007%, 05/28/15 (MXN) (a)	77,060,000	562,460
3.477%, 04/01/15 (MXN) (a)	533,220,000	3,910,981
3.568%, 12/11/14 (MXN) (a)	4,435,609,000	32,834,504
3.578%, 10/16/14 (MXN) (a)	3,516,991,000	26,152,817

		110,677,709

Peru—0.2%
Peru Government Bond 7.840%, 08/12/20 (PEN)	5,663,000	2,231,020

Philippines—1.0%
Philippine Government Bond 1.625%, 04/25/16 (PHP)	478,130,000	10,547,147
Philippine Treasury Bill 0.151%, 10/08/14 (PHP) (a)	185,250,000	4,127,045

		14,674,192

Poland—8.9%
Poland Government Bonds Zero Coupon, 07/25/15 (PLN)	65,950,000	19,608,399
Zero Coupon, 01/25/16 (PLN)	58,547,000	17,228,704

Poland—(Continued)
Poland Government Bonds
Zero Coupon, 07/25/16 (PLN)	107,520,000	31,325,018
2.690%, 01/25/17 (PLN) (c)	28,518,000	8,628,923
2.690%, 01/25/21 (PLN) (c)	28,929,000	8,679,880
4.750%, 10/25/16 (PLN)	60,400,000	19,244,512
4.750%, 04/25/17 (PLN)	1,320,000	425,320
5.000%, 04/25/16 (PLN)	23,660,000	7,473,460
5.500%, 04/25/15 (PLN)	9,432,000	2,905,200
6.250%, 10/24/15 (PLN)	53,896,000	16,998,026

		132,517,442

Portugal—1.0%
Portugal Government International Bond 5.125%, 10/15/24 (144A)	14,050,000	14,556,081

Russia—1.2%
Russian Foreign Bond - Eurobond 7.500%, 03/31/30 (144A)	16,506,000	18,490,517

Serbia—1.7%
Republic of Serbia 4.875%, 02/25/20 (144A)	3,150,000	3,138,187
5.250%, 11/21/17 (144A)	1,720,000	1,767,300
7.250%, 09/28/21 (144A)	17,560,000	19,590,463

		24,495,950

Singapore—4.5%
Monetary Authority of Singapore 0.287%, 10/31/14 (SGD) (a)	23,435,000	18,365,475
0.296%, 11/14/14 (SGD) (a)	15,465,000	12,118,077
0.296%, 01/20/15 (SGD) (a)	6,000,000	4,698,564
0.306%, 12/23/14 (SGD) (a)	23,750,000	18,603,379
0.315%, 11/25/14 (SGD) (a)	16,830,000	13,186,398

		66,971,893

Slovenia—0.4%
Slovenia Government International Bonds 5.500%, 10/26/22 (144A)	3,200,000	3,476,000
5.850%, 05/10/23 (144A)	1,850,000	2,058,125

		5,534,125

South Korea—14.4%
Korea Monetary Stabilization Bonds 2.460%, 08/02/16 (KRW)	8,714,400,000	8,288,065
2.470%, 04/02/15 (KRW)	40,784,600,000	38,703,725
2.660%, 06/09/15 (KRW)	9,015,500,000	8,570,915
2.740%, 02/02/15 (KRW)	481,310,000	456,959
2.760%, 06/02/15 (KRW)	6,555,600,000	6,235,446
2.780%, 10/02/14 (KRW)	2,536,400,000	2,403,601
2.780%, 02/02/16 (KRW)	5,175,740,000	4,941,092
2.800%, 08/02/15 (KRW)	23,319,650,000	22,210,097
2.800%, 04/02/16 (KRW)	13,568,690,000	12,967,553
2.810%, 10/02/15 (KRW)	1,092,000,000	1,041,165
2.840%, 12/02/14 (KRW)	1,407,530,000	1,335,283

MIST-214

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Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

South Korea—(Continued)
Korea Monetary Stabilization Bonds
2.900%, 12/02/15 (KRW)	50,092,900,000	$47,848,178
4.000%, 06/02/16 (KRW)	5,925,600,000	5,665,727
Korea Treasury Bonds 2.750%, 12/10/15 (KRW)	11,222,000,000	10,699,072
2.750%, 06/10/16 (KRW)	16,927,400,000	16,172,713
3.000%, 12/10/16 (KRW)	18,945,200,000	18,225,812
3.250%, 12/10/14 (KRW)	2,150,000,000	2,041,330
3.250%, 06/10/15 (KRW)	2,412,300,000	2,302,119
4.000%, 09/10/15 (KRW)	2,754,400,000	2,653,062
4.000%, 03/10/16 (KRW)	1,043,200,000	1,013,054
4.500%, 03/10/15 (KRW)	521,600,000	499,205

		214,274,173

Sri Lanka—1.1%
Sri Lanka Government Bonds
6.400%, 08/01/16 (LKR)	56,200,000	431,586
6.400%, 10/01/16 (LKR)	35,400,000	270,421
6.500%, 07/15/15 (LKR)	80,900,000	622,835
7.500%, 08/15/18 (LKR)	9,900,000	77,385
8.000%, 11/15/18 (LKR)	243,630,000	1,933,564
8.250%, 03/01/17 (LKR)	540,000	4,281
8.500%, 11/01/15 (LKR)	71,720,000	560,544
8.500%, 04/01/18 (LKR)	156,800,000	1,268,652
8.500%, 06/01/18 (LKR)	1,410,000	11,396
8.500%, 07/15/18 (LKR)	45,000,000	364,251
9.000%, 05/01/21 (LKR)	3,530,000	29,580
10.600%, 07/01/19 (LKR)	85,130,000	743,264
11.000%, 08/01/15 (LKR)	522,600,000	4,165,019
11.000%, 09/01/15 (LKR)	762,125,000	6,094,181
11.200%, 07/01/22 (LKR)	26,640,000	250,636
11.750%, 03/15/15 (LKR)	11,590,000	91,140

		16,918,735

Sweden—3.7%
Sweden Government Bond 4.500%, 08/12/15 (SEK)	234,670,000	33,726,528
Sweden Treasury Bills 0.120%, 10/15/14 (SEK) (a)	12,430,000	1,722,435
0.120%, 03/18/15 (SEK) (a)	14,980,000	2,074,219
0.131%, 12/17/14 (SEK) (a)	58,300,000	8,076,198
0.136%, 11/19/14 (SEK) (a)	71,210,000	9,865,684

		55,465,064

Ukraine—3.1%
Financing of Infrastrucural Projects State Enterprise 7.400%, 04/20/18 (144A) (b)	400,000	314,080
8.375%, 11/03/17 (144A)	440,000	354,288
Ukraine Government International Bonds
4.950%, 10/13/15 (144A) (EUR)	150,000	168,181
6.250%, 06/17/16 (144A) (b)	3,440,000	2,959,088
6.580%, 11/21/16 (144A) (b)	5,050,000	4,293,510
7.500%, 04/17/23 (144A) (b)	3,400,000	2,848,180

Ukraine—(Continued)
Ukraine Government International Bonds
7.750%, 09/23/20 (144A) (b)	6,949,000	5,942,785
7.800%, 11/28/22 (144A)	4,150,000	3,549,080
7.950%, 02/23/21 (144A) (b)	9,904,000	8,418,400
9.250%, 07/24/17 (144A) (b)	19,680,000	17,269,200

		46,116,792

Vietnam—0.4%
Vietnam Government International Bond 6.750%, 01/29/20 (144A) (b)	5,080,000	5,721,350

Total Foreign Government (Cost $1,147,939,440)		1,153,445,162

Short-Term Investments—20.4%

Mutual Fund—2.9%
State Street Navigator Securities Lending MET Portfolio (d)	42,552,355	42,552,355

Repurchase Agreement—17.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $260,566,031 on 10/01/14, collateralized by $265,400,000 U.S. Government Agency obligations with rates ranging from 0.375% - 1.125%, maturity dates ranging from 03/31/16 - 09/28/16 with a value of $265,780,313.	260,566,031	260,566,031

Total Short-Term Investments (Cost $303,118,386)		303,118,386

Total Investments—98.1% (Cost $1,451,057,826) (e)		1,456,563,548
Other assets and liabilities (net)—1.9%		28,110,744

Net Assets—100.0%		$1,484,674,292

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	The rate shown represents current yield to maturity.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $41,267,724 and the collateral received consisted of cash in the amount of $42,552,355. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2014, the aggregate cost of investments was $1,451,057,826. The aggregate unrealized appreciation and

MIST-215

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Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

depreciation of investments were $45,952,323 and $(40,446,601), respectively, resulting in net unrealized appreciation of $5,505,722.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $134,799,476, which is 9.1% of net assets.
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(KRW)—	South Korea Won
(LKR)—	Sri Lankan Rupee
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PEN)—	Peruvian Nuevo Sol
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

Top Industries as of September 30, 2014 (Unaudited)	% of Net Assets
Global Government Investment Grade	44.9%
Global Government High Yield	32.8%

77.7%

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	303,150,000	Deutsche Bank AG	11/28/14	USD	532,683	$(28,324)
CLP	303,150,000	Deutsche Bank AG	12/01/14	USD	531,749	(27,519)
CLP	864,300,000	Morgan Stanley & Co.	01/12/15	USD	1,567,038	(134,588)
CLP	438,100,000	Barclays Bank plc	02/10/15	USD	753,656	(29,368)
CLP	993,900,000	Morgan Stanley & Co.	02/12/15	USD	1,726,720	(83,838)
CLP	370,000,000	Deutsche Bank AG	02/17/15	USD	643,926	(32,590)
CLP	433,400,000	Deutsche Bank AG	02/18/15	USD	741,679	(25,650)
CLP	202,490,000	JPMorgan Chase Bank N.A.	02/20/15	USD	347,027	(12,546)
CLP	488,550,000	Morgan Stanley & Co.	02/23/15	USD	855,305	(48,506)
CLP	687,600,000	JPMorgan Chase Bank N.A.	02/24/15	USD	1,204,625	(69,210)
CLP	313,500,000	Morgan Stanley & Co.	02/25/15	USD	546,786	(29,156)
CLP	360,850,000	Deutsche Bank AG	02/26/15	USD	628,221	(32,461)
CLP	39,050,000	Deutsche Bank AG	03/03/15	USD	67,397	(2,954)
CLP	408,600,000	JPMorgan Chase Bank N.A.	03/20/15	USD	693,130	(19,798)
CLP	9,313,680,000	JPMorgan Chase Bank N.A.	05/11/15	USD	15,893,652	(609,736)
CLP	440,900,000	Morgan Stanley & Co.	05/11/15	USD	752,517	(28,993)
CLP	9,249,063,000	Deutsche Bank AG	05/12/15	USD	15,776,653	(599,971)
CLP	1,155,000,000	Barclays Bank plc	06/04/15	USD	2,032,377	(140,580)
CLP	113,400,000	Morgan Stanley & Co.	06/05/15	USD	198,686	(12,960)
CLP	753,400,000	Morgan Stanley & Co.	07/28/15	USD	1,296,306	(67,305)
CLP	438,900,000	Deutsche Bank AG	08/12/15	USD	741,636	(26,439)
CLP	376,530,000	Morgan Stanley & Co.	08/18/15	USD	634,476	(21,177)
CLP	202,610,000	JPMorgan Chase Bank N.A.	08/20/15	USD	341,526	(11,558)
CLP	245,250,000	Deutsche Bank AG	08/27/15	USD	409,227	(10,017)
CLP	246,100,000	JPMorgan Chase Bank N.A.	08/28/15	USD	410,714	(10,149)
CLP	39,050,000	Deutsche Bank AG	09/08/15	USD	64,482	(972)
EUR	10,382,000	Deutsche Bank AG	02/09/15	USD	14,320,412	(1,194,538)
EUR	13,630,862	Deutsche Bank AG	02/27/15	USD	18,335,131	(1,099,160)
EUR	457,000	Deutsche Bank AG	03/05/15	USD	614,756	(36,859)
INR	14,658,000	JPMorgan Chase Bank N.A.	10/22/14	USD	240,059	(3,718)
INR	71,467,067	Deutsche Bank AG	10/30/14	USD	1,174,962	(24,682)
INR	201,041,000	HSBC Bank plc	10/30/14	USD	3,306,334	(70,531)
INR	71,467,067	Deutsche Bank AG	10/31/14	USD	1,169,942	(19,916)
INR	79,797,767	Deutsche Bank AG	10/31/14	USD	1,301,811	(17,730)
INR	27,220,000	HSBC Bank plc	10/31/14	USD	445,674	(7,658)
INR	35,346,000	Deutsche Bank AG	11/03/14	USD	579,443	(11,042)
INR	69,899,500	HSBC Bank plc	11/03/14	USD	1,142,522	(18,465)
INR	1,228,565,000	HSBC Bank plc	11/12/14	USD	19,640,542	76,596
INR	16,661,000	Deutsche Bank AG	11/26/14	USD	270,474	(3,911)

MIST-216

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Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
INR	16,661,000	Deutsche Bank AG	11/28/14	USD	271,852	$(5,408)
KRW	2,321,000,000	Deutsche Bank AG	06/29/15	USD	2,241,646	(60,527)
KRW	2,328,000,000	HSBC Bank plc	09/30/15	USD	2,213,769	(32,326)
MXN	285,397,780	HSBC Bank plc	10/07/14	USD	20,951,547	291,013
MXN	35,485,000	Deutsche Bank AG	10/14/14	USD	2,620,753	19,156
MXN	521,116,000	Citibank N.A.	02/17/15	USD	38,054,330	387,773
MXN	16,965,000	HSBC Bank plc	03/10/15	USD	1,281,151	(31,423)
MXN	205,379,143	HSBC Bank plc	05/19/15	USD	15,372,000	(317,228)
MYR	21,469,000	HSBC Bank plc	10/01/14	USD	6,538,450	5,979
MYR	58,458,531	JPMorgan Chase Bank N.A.	10/16/14	USD	18,060,594	(257,564)
MYR	3,043,000	JPMorgan Chase Bank N.A.	10/20/14	USD	940,620	(14,153)
MYR	5,541,000	HSBC Bank plc	10/22/14	USD	1,727,675	(40,901)
MYR	4,132,000	Deutsche Bank AG	10/24/14	USD	1,283,031	(25,351)
MYR	2,756,789	HSBC Bank plc	10/24/14	USD	851,386	(12,287)
MYR	2,837,000	JPMorgan Chase Bank N.A.	10/31/14	USD	887,117	(24,015)
MYR	2,742,080	Deutsche Bank AG	11/19/14	USD	841,464	(8,228)
MYR	1,632,000	HSBC Bank plc	11/20/14	USD	501,229	(5,343)
MYR	3,409,400	Deutsche Bank AG	01/08/15	USD	1,016,124	16,392
MYR	1,900,500	JPMorgan Chase Bank N.A.	01/08/15	USD	567,178	8,376
MYR	1,022,000	JPMorgan Chase Bank N.A.	01/09/15	USD	305,220	4,266
MYR	306,000	JPMorgan Chase Bank N.A.	01/12/15	USD	91,480	1,166
MYR	697,000	JPMorgan Chase Bank N.A.	01/16/15	USD	210,009	963
MYR	3,758,000	JPMorgan Chase Bank N.A.	02/04/15	USD	1,110,553	25,547
MYR	10,421,193	HSBC Bank plc	02/27/15	USD	3,121,800	24,004
MYR	6,890,000	JPMorgan Chase Bank N.A.	04/02/15	USD	2,114,535	(39,234)
MYR	13,780,000	JPMorgan Chase Bank N.A.	04/02/15	USD	4,134,289	16,313
MYR	48,436,950	JPMorgan Chase Bank N.A.	05/06/15	USD	14,550,000	9,131
MYR	50,424,120	JPMorgan Chase Bank N.A.	05/14/15	USD	15,293,012	(143,985)
MYR	99,141,840	HSBC Bank plc	06/08/15	USD	29,992,993	(253,007)
MYR	6,890,000	JPMorgan Chase Bank N.A.	07/02/15	USD	2,103,560	(39,759)
MYR	4,429,000	JPMorgan Chase Bank N.A.	07/31/15	USD	1,363,944	(39,551)
MYR	7,610,828	HSBC Bank plc	08/06/15	USD	2,328,610	(53,561)
MYR	7,165,900	JPMorgan Chase Bank N.A.	08/27/15	USD	2,214,842	(75,420)
MYR	21,469,000	HSBC Bank plc	10/01/15	USD	6,418,236	(21,617)
SGD	569,250	Deutsche Bank AG	11/28/14	USD	453,304	(7,091)
SGD	2,180,000	JPMorgan Chase Bank N.A.	12/19/14	USD	1,740,936	(32,124)
SGD	2,625,000	HSBC Bank plc	12/22/14	USD	2,094,972	(37,343)
SGD	2,190,000	JPMorgan Chase Bank N.A.	01/26/15	USD	1,765,417	(48,766)
SGD	12,676,300	JPMorgan Chase Bank N.A.	01/30/15	USD	10,218,785	(282,355)
SGD	10,161,130	Morgan Stanley & Co.	01/30/15	USD	8,179,618	(214,727)
SGD	2,353,000	HSBC Bank plc	02/09/15	USD	1,888,443	(44,023)
SGD	4,687,000	Deutsche Bank AG	02/12/15	USD	3,737,640	(63,693)
SGD	1,398,000	HSBC Bank plc	02/17/15	USD	1,119,045	(23,210)
SGD	1,398,000	HSBC Bank plc	02/18/15	USD	1,106,013	(10,178)
SGD	1,398,000	Deutsche Bank AG	02/23/15	USD	1,119,452	(23,618)
SGD	2,961,000	Deutsche Bank AG	02/27/15	USD	2,365,772	(44,766)
SGD	4,013,100	HSBC Bank plc	03/16/15	USD	3,176,630	(30,926)
SGD	10,928,651	Deutsche Bank AG	05/06/15	USD	8,730,000	(163,080)
SGD	3,014,189	Morgan Stanley & Co.	05/08/15	USD	2,418,413	(55,597)
SGD	3,051,000	Deutsche Bank AG	05/19/15	USD	2,442,070	(50,362)
SGD	569,250	Deutsche Bank AG	05/29/15	USD	453,495	(7,249)
SGD	3,488,000	HSBC Bank plc	09/21/15	USD	2,763,867	(28,896)

Contracts to Deliver
EUR	2,310,000	JPMorgan Chase Bank N.A.	10/07/14	USD	3,150,297	$232,557
EUR	3,220,000	Goldman Sachs & Co.	10/09/14	USD	4,374,531	307,325

MIST-217

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Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	3,217,000	JPMorgan Chase Bank N.A.	10/14/14	USD	4,354,000	$290,453
EUR	3,529,000	Deutsche Bank AG	10/24/14	USD	4,873,514	415,578
EUR	2,045,873	Barclays Bank plc	10/27/14	USD	2,830,435	245,978
EUR	268,031	Barclays Bank plc	10/27/14	USD	369,030	30,439
EUR	8,218,000	Deutsche Bank AG	10/29/14	USD	11,340,429	958,878
EUR	4,118,000	Goldman Sachs & Co.	10/29/14	USD	5,682,016	479,871
EUR	1,370,039	Deutsche Bank AG	10/31/14	USD	1,892,038	161,286
EUR	92,609	Deutsche Bank AG	11/03/14	USD	127,435	10,441
EUR	652,963	Barclays Bank plc	11/05/14	USD	883,067	58,160
EUR	1,990,000	Deutsche Bank AG	11/05/14	USD	2,691,167	177,140
EUR	1,525,000	Deutsche Bank AG	11/10/14	USD	2,064,621	137,970
EUR	413,121	JPMorgan Chase Bank N.A.	11/12/14	USD	550,872	28,936
EUR	9,537,000	Citibank N.A.	11/17/14	USD	12,824,595	775,114
EUR	309,733	Deutsche Bank AG	11/17/14	USD	416,349	25,018
EUR	650,000	Morgan Stanley & Co.	11/17/14	USD	874,760	53,521
EUR	86,267	Deutsche Bank AG	11/19/14	USD	116,193	7,198
EUR	1,287,000	Deutsche Bank AG	11/20/14	USD	1,741,761	115,670
EUR	302,256	JPMorgan Chase Bank N.A.	11/20/14	USD	409,126	27,233
EUR	1,380,000	Deutsche Bank AG	12/04/14	USD	1,869,431	125,649
EUR	263,000	Standard Chartered Bank	12/09/14	USD	359,292	26,950
EUR	1,340,000	JPMorgan Chase Bank N.A.	12/15/14	USD	1,848,309	154,929
EUR	16,117,434	Deutsche Bank AG	01/07/15	USD	21,983,052	1,611,530
EUR	8,953,000	Standard Chartered Bank	01/13/15	USD	12,167,217	850,566
EUR	913,000	Barclays Bank plc	01/21/15	USD	1,244,419	90,304
EUR	1,858,400	Citibank N.A.	01/29/15	USD	2,540,758	191,415
EUR	9,760,000	Deutsche Bank AG	01/30/15	USD	13,339,968	1,001,514
EUR	8,440,000	Deutsche Bank AG	02/03/15	USD	11,439,998	769,913
EUR	10,382,000	Deutsche Bank AG	02/09/15	USD	14,043,731	917,858
EUR	6,590,000	Goldman Sachs & Co.	02/09/15	USD	9,184,747	853,066
EUR	1,915,000	Barclays Bank plc	02/10/15	USD	2,605,262	184,124
EUR	2,553,000	Citibank N.A.	02/10/15	USD	3,471,748	243,985
EUR	419,000	HSBC Bank plc	02/10/15	USD	569,886	40,144
EUR	1,023,000	Barclays Bank plc	02/11/15	USD	1,390,973	97,581
EUR	446,000	Standard Chartered Bank	02/13/15	USD	610,226	46,333
EUR	1,912,000	JPMorgan Chase Bank N.A.	02/19/15	USD	2,622,145	204,619
EUR	2,080,000	Barclays Bank plc	02/20/15	USD	2,858,066	228,098
EUR	1,022,000	Goldman Sachs & Co.	02/23/15	USD	1,406,425	114,168
EUR	1,673,320	Deutsche Bank AG	02/25/15	USD	2,299,978	184,132
EUR	3,134,584	Barclays Bank plc	02/26/15	USD	4,307,138	343,548
EUR	1,623,255	Barclays Bank plc	02/26/15	USD	2,228,161	175,602
EUR	1,120,359	Bank of America N.A.	02/27/15	USD	1,531,867	115,194
EUR	13,630,862	Deutsche Bank AG	02/27/15	USD	18,683,823	1,447,851
EUR	457,000	Deutsche Bank AG	03/05/15	USD	630,043	52,146
EUR	2,142,782	Barclays Bank plc	03/09/15	USD	2,944,718	234,984
EUR	1,405,634	Barclays Bank plc	03/09/15	USD	1,930,294	152,747
EUR	8,070,000	Deutsche Bank AG	03/09/15	USD	11,079,706	874,489
EUR	714,000	HSBC Bank plc	03/09/15	USD	981,579	78,664
EUR	10,839,830	Citibank N.A.	03/10/15	USD	15,002,596	1,294,573
EUR	2,023,000	Morgan Stanley & Co.	03/10/15	USD	2,801,804	243,524
EUR	225,000	JPMorgan Chase Bank N.A.	03/16/15	USD	311,812	27,263
EUR	651,717	Barclays Bank plc	03/17/15	USD	908,819	84,611
EUR	462,068	Citibank N.A.	03/17/15	USD	644,723	60,359
EUR	399,325	Barclays Bank plc	03/23/15	USD	556,060	51,020
EUR	1,040,000	Deutsche Bank AG	03/26/15	USD	1,432,236	116,879
EUR	1,815,000	Barclays Bank plc	03/27/15	USD	2,506,515	210,945
EUR	205,485	Deutsche Bank AG	03/31/15	USD	282,850	22,949
EUR	1,200,000	Goldman Sachs & Co.	03/31/15	USD	1,529,580	11,797

MIST-218

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	1,005,008	Barclays Bank plc	04/02/15	USD	1,385,353	$114,178
EUR	2,372,000	Deutsche Bank AG	04/07/15	USD	3,272,008	271,619
EUR	640,496	Deutsche Bank AG	04/07/15	USD	884,237	74,061
EUR	3,821,000	HSBC Bank plc	04/10/15	USD	5,267,917	434,479
EUR	4,186,153	Deutsche Bank AG	04/13/15	USD	5,778,021	482,478
EUR	1,911,000	Standard Chartered Bank	04/13/15	USD	2,641,442	223,999
EUR	3,193,000	JPMorgan Chase Bank N.A.	04/14/15	USD	4,425,658	386,416
EUR	3,696,678	HSBC Bank plc	04/16/15	USD	5,133,244	456,718
EUR	989,372	Barclays Bank plc	04/22/15	USD	1,365,415	113,705
EUR	31,188,000	Deutsche Bank AG	04/22/15	USD	43,098,697	3,640,991
EUR	274,083	JPMorgan Chase Bank N.A.	04/22/15	USD	379,179	32,421
EUR	692,175	Barclays Bank plc	04/30/15	USD	959,673	83,876
EUR	5,010,000	Standard Chartered Bank	04/30/15	USD	6,933,139	594,070
EUR	3,083,128	Barclays Bank plc	05/05/15	USD	4,272,784	371,510
EUR	9,737,000	Deutsche Bank AG	05/07/15	USD	13,514,469	1,193,328
EUR	7,580,000	Goldman Sachs & Co.	05/07/15	USD	10,522,101	930,415
EUR	24,145,000	Deutsche Bank AG	05/12/15	USD	33,435,996	2,881,150
EUR	2,440,000	Goldman Sachs & Co.	05/13/15	USD	3,362,320	274,527
EUR	17,552,000	Standard Chartered Bank	05/13/15	USD	24,144,092	1,932,232
EUR	7,408,999	Goldman Sachs & Co.	05/14/15	USD	10,205,451	829,329
EUR	8,042,000	Deutsche Bank AG	05/15/15	USD	11,020,757	843,441
EUR	2,080,000	Barclays Bank plc	05/18/15	USD	2,855,258	222,876
EUR	1,154,000	Goldman Sachs & Co.	05/21/15	USD	1,584,223	123,703
EUR	469,000	Barclays Bank plc	05/22/15	USD	643,058	49,477
EUR	195,330	Barclays Bank plc	06/05/15	USD	266,030	18,771
EUR	2,021,800	Deutsche Bank AG	06/10/15	USD	2,762,385	202,924
EUR	1,546,000	Deutsche Bank AG	06/15/15	USD	2,095,402	138,149
EUR	9,480,000	JPMorgan Chase Bank N.A.	06/23/15	USD	12,941,148	938,161
EUR	776,000	Barclays Bank plc	07/16/15	USD	1,059,907	77,007
EUR	3,870,000	Morgan Stanley & Co.	07/16/15	USD	5,283,943	382,109
EUR	7,170,000	Deutsche Bank AG	07/17/15	USD	9,749,407	667,538
EUR	1,218,000	Barclays Bank plc	07/20/15	USD	1,651,279	108,412
EUR	670,000	Deutsche Bank AG	07/22/15	USD	908,453	59,716
EUR	4,966,000	Morgan Stanley & Co.	07/22/15	USD	6,722,673	431,888
EUR	609,000	Deutsche Bank AG	07/23/15	USD	825,000	53,522
EUR	799,500	Citibank N.A.	07/28/15	USD	1,078,470	65,568
EUR	5,010,000	JPMorgan Chase Bank N.A.	07/31/15	USD	6,735,745	388,115
EUR	146,322	Barclays Bank plc	08/04/15	USD	196,267	10,864
EUR	5,009,000	HSBC Bank plc	08/04/15	USD	6,722,203	375,348
EUR	5,009,000	UBS AG	08/04/15	USD	6,722,078	375,223
EUR	3,073,000	Barclays Bank plc	08/05/15	USD	4,130,957	237,113
EUR	1,362,600	JPMorgan Chase Bank N.A.	08/05/15	USD	1,831,825	105,254
EUR	502,668	Citibank N.A.	08/10/15	USD	672,142	35,143
EUR	146,742	Citibank N.A.	08/10/15	USD	196,341	10,384
EUR	1,943,000	Deutsche Bank AG	08/11/15	USD	2,603,533	141,242
EUR	2,537,900	JPMorgan Chase Bank N.A.	08/11/15	USD	3,399,200	183,015
EUR	900,000	Goldman Sachs & Co.	08/12/15	USD	1,208,466	67,908
EUR	650,000	Morgan Stanley & Co.	08/17/15	USD	872,641	48,825
EUR	2,341,000	Barclays Bank plc	08/18/15	USD	3,141,657	174,594
EUR	1,313,000	Deutsche Bank AG	08/20/15	USD	1,761,160	96,954
EUR	2,600,000	JPMorgan Chase Bank N.A.	08/20/15	USD	3,488,875	193,419
EUR	4,541,000	JPMorgan Chase Bank N.A.	08/21/15	USD	6,062,916	307,164
EUR	1,115,456	Barclays Bank plc	08/26/15	USD	1,484,254	70,268
EUR	440,882	Deutsche Bank AG	08/31/15	USD	583,119	24,190
EUR	720,000	Deutsche Bank AG	09/02/15	USD	951,466	38,648
EUR	1,516,100	Deutsche Bank AG	09/08/15	USD	2,000,069	77,730
EUR	281,896	Barclays Bank plc	09/21/15	USD	366,852	9,332

MIST-219

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	3,307,000	Deutsche Bank AG	09/23/15	USD	4,270,825	$76,494
EUR	685,747	Barclays Bank plc	09/24/15	USD	884,188	14,426
EUR	840,650	Citibank N.A.	09/28/15	USD	1,084,186	17,871
EUR	1,538,000	Deutsche Bank AG	09/28/15	USD	1,980,683	29,819
EUR	1,815,000	Barclays Bank plc	09/29/15	USD	2,317,401	15,134
EUR	1,620,000	HSBC Bank plc	09/30/15	USD	2,064,261	9,305
EUR	4,440,000	Deutsche Bank AG	10/01/15	USD	5,663,753	31,542
JPY	55,370,000	JPMorgan Chase Bank N.A.	10/17/14	USD	532,757	27,851
JPY	104,580,000	JPMorgan Chase Bank N.A.	10/20/14	USD	1,065,403	111,744
JPY	698,590,000	Barclays Bank plc	10/22/14	USD	7,163,556	793,063
JPY	94,232,353	Citibank N.A.	11/10/14	USD	958,523	99,101
JPY	157,477,000	HSBC Bank plc	11/12/14	USD	1,597,130	160,882
JPY	92,567,000	JPMorgan Chase Bank N.A.	11/13/14	USD	936,060	91,810
JPY	119,300,000	Morgan Stanley & Co.	11/14/14	USD	1,200,636	112,561
JPY	229,154,000	Citibank N.A.	11/17/14	USD	2,314,219	224,180
JPY	93,849,000	Standard Chartered Bank	11/17/14	USD	946,841	90,875
JPY	379,208,000	Citibank N.A.	11/19/14	USD	3,795,952	337,271
JPY	306,357,000	Deutsche Bank AG	11/19/14	USD	3,064,796	270,574
JPY	425,961,000	Citibank N.A.	11/20/14	USD	4,274,142	389,009
JPY	79,941,000	HSBC Bank plc	11/20/14	USD	801,727	72,596
JPY	152,982,000	JPMorgan Chase Bank N.A.	11/20/14	USD	1,534,216	138,887
JPY	122,208,000	JPMorgan Chase Bank N.A.	11/20/14	USD	1,225,124	110,482
JPY	929,100,000	Deutsche Bank AG	12/22/14	USD	9,058,337	580,324
JPY	930,530,000	HSBC Bank plc	12/22/14	USD	9,058,369	567,308
JPY	383,980,000	Barclays Bank plc	12/26/14	USD	3,702,975	198,910
JPY	307,130,000	Citibank N.A.	12/26/14	USD	2,962,445	159,686
JPY	291,890,000	Citibank N.A.	12/26/14	USD	2,814,282	150,597
JPY	296,207,000	Deutsche Bank AG	01/07/15	USD	2,844,315	140,684
JPY	174,225,000	Goldman Sachs & Co.	01/08/15	USD	1,679,909	89,653
JPY	44,450,000	Citibank N.A.	01/13/15	USD	424,993	19,251
JPY	133,330,000	Standard Chartered Bank	01/14/15	USD	1,276,129	59,075
JPY	554,560,000	Barclays Bank plc	01/15/15	USD	5,347,533	285,385
JPY	183,890,000	HSBC Bank plc	01/15/15	USD	1,768,173	89,584
JPY	360,500,000	JPMorgan Chase Bank N.A.	01/15/15	USD	3,475,888	185,164
JPY	60,980,000	Deutsche Bank AG	01/16/15	USD	589,937	33,292
JPY	44,590,000	Deutsche Bank AG	01/16/15	USD	431,376	24,344
JPY	248,150,000	Standard Chartered Bank	01/16/15	USD	2,401,703	136,513
JPY	55,370,000	JPMorgan Chase Bank N.A.	01/20/15	USD	533,332	27,878
JPY	359,980,000	Goldman Sachs & Co.	01/27/15	USD	3,482,273	195,908
JPY	342,205,982	Deutsche Bank AG	01/28/15	USD	3,351,675	227,543
JPY	443,025,359	HSBC Bank plc	01/28/15	USD	4,329,125	284,575
JPY	133,761,000	Goldman Sachs & Co.	02/12/15	USD	1,310,072	88,736
JPY	164,870,000	HSBC Bank plc	02/12/15	USD	1,617,602	112,218
JPY	164,783,000	JPMorgan Chase Bank N.A.	02/12/15	USD	1,618,646	114,056
JPY	218,400,000	Citibank N.A.	02/13/15	USD	2,142,857	148,686
JPY	109,360,000	JPMorgan Chase Bank N.A.	02/13/15	USD	1,070,645	72,099
JPY	109,070,000	Citibank N.A.	02/17/15	USD	1,068,895	72,957
JPY	109,540,000	Goldman Sachs & Co.	02/18/15	USD	1,079,116	78,877
JPY	46,833,020	Goldman Sachs & Co.	02/18/15	USD	461,114	33,469
JPY	196,520,000	JPMorgan Chase Bank N.A.	02/18/15	USD	1,935,338	140,860
JPY	144,240,000	HSBC Bank plc	02/24/15	USD	1,413,813	96,641
JPY	54,700,000	Barclays Bank plc	02/25/15	USD	534,049	34,534
JPY	144,300,000	JPMorgan Chase Bank N.A.	02/25/15	USD	1,408,341	90,608
JPY	468,190,000	Barclays Bank plc	02/26/15	USD	4,578,114	302,609
JPY	350,622,000	Standard Chartered Bank	02/26/15	USD	3,431,482	229,607
JPY	36,614,000	Deutsche Bank AG	02/27/15	USD	359,207	24,845
JPY	178,400,000	JPMorgan Chase Bank N.A.	03/03/15	USD	1,752,180	122,954

MIST-220

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	160,000,000	JPMorgan Chase Bank N.A.	03/03/15	USD	1,571,092	$109,902
JPY	159,900,000	HSBC Bank plc	03/04/15	USD	1,566,879	106,588
JPY	578,374,700	Barclays Bank plc	03/09/15	USD	5,656,006	373,725
JPY	109,701,956	Citibank N.A.	03/17/15	USD	1,072,125	70,141
JPY	465,903,000	Citibank N.A.	03/19/15	USD	4,589,544	334,046
JPY	200,950,000	Morgan Stanley & Co.	03/19/15	USD	1,990,195	154,744
JPY	160,844,000	Deutsche Bank AG	03/24/15	USD	1,575,111	105,910
JPY	164,310,000	Barclays Bank plc	03/25/15	USD	1,608,517	107,642
JPY	86,066,450	Barclays Bank plc	03/25/15	USD	843,458	57,292
JPY	100,800,000	Citibank N.A.	04/15/15	USD	995,787	74,799
JPY	177,260,000	Barclays Bank plc	04/17/15	USD	1,744,548	124,917
JPY	106,500,000	JPMorgan Chase Bank N.A.	04/21/15	USD	1,044,497	71,348
JPY	627,180,000	JPMorgan Chase Bank N.A.	04/22/15	USD	6,152,292	421,329
JPY	8,128,806,420	Goldman Sachs & Co.	05/12/15	USD	80,004,000	5,704,998
JPY	796,134,720	Deutsche Bank AG	05/13/15	USD	7,849,879	572,939
JPY	791,049,590	Morgan Stanley & Co.	05/13/15	USD	7,793,822	563,362
JPY	8,630,050	Bank of America N.A.	05/18/15	USD	85,000	6,113
JPY	8,604,125	Bank of America N.A.	05/19/15	USD	85,000	6,349
JPY	8,627,500	Barclays Bank plc	05/19/15	USD	85,000	6,135
JPY	8,617,300	Citibank N.A.	05/19/15	USD	85,000	6,228
JPY	8,634,400	HSBC Bank plc	05/19/15	USD	85,000	6,072
JPY	462,800,000	Citibank N.A.	06/09/15	USD	4,531,391	299,653
JPY	693,100,000	HSBC Bank plc	06/09/15	USD	6,785,585	448,036
JPY	596,690,000	Barclays Bank plc	06/10/15	USD	5,843,743	387,670
JPY	464,700,000	Citibank N.A.	06/10/15	USD	4,544,210	295,040
JPY	430,940,000	Citibank N.A.	06/10/15	USD	4,214,078	273,606
JPY	635,480,000	HSBC Bank plc	06/10/15	USD	6,225,954	415,189
JPY	210,400,000	Deutsche Bank AG	06/11/15	USD	2,059,918	136,015
JPY	588,770,000	JPMorgan Chase Bank N.A.	06/11/15	USD	5,763,102	379,373
JPY	119,465,000	Citibank N.A.	06/17/15	USD	1,174,311	81,829
JPY	248,300,000	JPMorgan Chase Bank N.A.	06/17/15	USD	2,441,003	170,351
JPY	930,710,000	Deutsche Bank AG	06/22/15	USD	9,139,841	628,101
JPY	811,652,000	Barclays Bank plc	06/30/15	USD	8,010,185	586,454
JPY	353,334,000	Citibank N.A.	07/24/15	USD	3,496,210	262,881
JPY	544,000,000	JPMorgan Chase Bank N.A.	07/24/15	USD	5,380,013	401,916
JPY	189,600,000	JPMorgan Chase Bank N.A.	07/27/15	USD	1,876,113	140,991
JPY	411,460,000	Barclays Bank plc	07/29/15	USD	4,055,691	290,062
JPY	105,370,000	Barclays Bank plc	08/11/15	USD	1,033,921	69,326
JPY	303,103,000	Citibank N.A.	08/11/15	USD	2,975,244	200,529
JPY	105,400,000	Citibank N.A.	08/11/15	USD	1,034,601	69,731
JPY	105,370,000	Deutsche Bank AG	08/12/15	USD	1,038,271	73,656
JPY	338,124,000	Deutsche Bank AG	08/18/15	USD	3,315,315	219,550
JPY	639,006,000	HSBC Bank plc	08/20/15	USD	6,252,505	401,708
JPY	457,974,000	JPMorgan Chase Bank N.A.	08/20/15	USD	4,483,304	290,052
JPY	151,705,000	Barclays Bank plc	08/24/15	USD	1,474,453	85,312
JPY	149,920,000	Deutsche Bank AG	08/25/15	USD	1,449,791	76,966
JPY	300,880,000	HSBC Bank plc	08/25/15	USD	2,911,272	156,099
JPY	427,709,000	Barclays Bank plc	08/26/15	USD	4,141,818	225,183
JPY	302,459,000	JPMorgan Chase Bank N.A.	08/26/15	USD	2,926,862	157,172
JPY	256,658,000	Deutsche Bank AG	08/27/15	USD	2,477,621	127,292
JPY	488,094,000	HSBC Bank plc	08/27/15	USD	4,712,151	242,462
JPY	244,017,000	JPMorgan Chase Bank N.A.	08/27/15	USD	2,358,712	124,142
JPY	150,260,000	JPMorgan Chase Bank N.A.	08/31/15	USD	1,452,665	76,553
JPY	109,297,635	Barclays Bank plc	09/18/15	USD	1,025,171	23,824
JPY	109,471,259	JPMorgan Chase Bank N.A.	09/29/15	USD	1,007,661	4,491
JPY	66,105,000	JPMorgan Chase Bank N.A.	09/30/15	USD	609,024	3,240
MYR	21,469,000	HSBC Bank plc	10/01/14	USD	6,558,424	13,995

MIST-221

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Cross Currency Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	4,201,174	UBS AG	10/01/14	SEK	38,634,000	$(47,640)
HUF	789,872,400	Deutsche Bank AG	03/19/15	EUR	2,475,313	69,571
HUF	236,727,980	JPMorgan Chase Bank N.A.	03/19/15	EUR	741,978	20,704
HUF	396,052,000	JPMorgan Chase Bank N.A.	03/20/15	EUR	1,245,564	29,258
HUF	393,926,000	JPMorgan Chase Bank N.A.	03/20/15	EUR	1,238,878	29,101
HUF	388,774,000	JPMorgan Chase Bank N.A.	09/23/15	EUR	1,235,655	(18)
HUF	311,219,000	JPMorgan Chase Bank N.A.	09/25/15	EUR	988,091	1,217
PLN	4,666,000	Deutsche Bank AG	02/10/15	EUR	1,091,590	21,159
PLN	4,666,000	Barclays Bank plc	02/11/15	EUR	1,090,952	21,902
PLN	4,666,000	Deutsche Bank AG	02/17/15	EUR	1,095,820	15,364
PLN	5,956,000	Morgan Stanley & Co.	05/27/15	EUR	1,395,501	16,216
PLN	39,200,000	Deutsche Bank AG	07/07/15	EUR	9,263,198	(12,376)
PLN	35,870,000	Deutsche Bank AG	08/19/15	EUR	8,416,237	44,584
SEK	38,634,000	UBS AG	10/01/14	EUR	4,194,378	56,224
SEK	261,920,000	Barclays Bank plc	10/31/14	EUR	28,867,752	(175,351)
SEK	38,634,000	UBS AG	11/03/14	EUR	4,199,804	47,589
SEK	14,943,320	Deutsche Bank AG	11/10/14	EUR	1,614,656	30,638
SEK	15,023,913	Morgan Stanley & Co.	11/12/14	EUR	1,625,666	27,854

Net Unrealized Appreciation						$59,807,426

Swap Agreements

OTC Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Receive	3-Month USD-LIBOR	3.018%	08/22/23	JPMorgan Chase Bank N.A.	USD	26,870,000	$(1,030,938)	$—	$(1,030,938)
Receive	3-Month USD-LIBOR	2.731%	07/07/24	Citibank N.A.	USD	14,050,000	(122,756)	—	(122,756)
Receive	3-Month USD-LIBOR	3.848%	08/22/43	JPMorgan Chase Bank N.A.	USD	15,360,000	(1,981,750)	—	(1,981,750)

Totals							$(3,135,444)	$—	$(3,135,444)

Cash in the amount of $6,815,000 and securities in the amount of $8,091,824 have been received at the custodian bank as collateral for swap contracts and forward foreign currency exchange contracts.

(CLP)—	Chilean Peso
(EUR)—	Euro
(HUF)—	Hungarian Forint
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-222

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$1,153,445,162	$—	$1,153,445,162
Short-Term Investments
Mutual Fund	42,552,355	—	—	42,552,355
Repurchase Agreement	—	260,566,031	—	260,566,031
Total Short-Term Investments	42,552,355	260,566,031	—	303,118,386
Total Investments	$42,552,355	$1,414,011,193	$—	$1,456,563,548

Collateral for securities loaned (Liability)	$—	$(42,552,355)	$—	$(42,552,355)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$67,336,278	$—	$67,336,278
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(7,528,852)	—	(7,528,852)
Total Forward Contracts	$—	$59,807,426	$—	$59,807,426
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(3,135,444)	$—	$(3,135,444)

*	See Schedule of Investments for additional detailed categorizations.

MIST-223

Met Investors Series Trust

MetLife Asset Allocation 100 Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	6,151,279	$61,881,870
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,909,649	74,399,921
BlackRock Large Cap Value Portfolio (Class A) (a)	6,549,927	63,141,295
Clarion Global Real Estate Portfolio (Class A) (b)	6,118,868	70,978,870
ClearBridge Aggressive Growth Portfolio (Class A) (b)	7,128,654	110,850,564
Frontier Mid Cap Growth Portfolio (Class A) (a)	781,186	27,271,214
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	1,770,363	27,369,810
Harris Oakmark International Portfolio (Class A) (b)	4,869,590	77,718,657
Invesco Comstock Portfolio (Class A) (b)	5,954,509	92,056,716
Invesco Mid Cap Value Portfolio (Class A) (b)	918,883	17,761,999
Invesco Small Cap Growth Portfolio (Class A) (b)	2,458,251	45,551,393
Jennison Growth Portfolio (Class A) (a)	7,041,350	111,182,921
JPMorgan Small Cap Value Portfolio (Class A) (b)	1,912,971	31,353,599
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	2,370,463	32,167,189
Met/Artisan International Portfolio (Class A) (b) (c)	5,210,385	51,999,640
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	135,187	36,194,989
Met/Dimensional International Small Company Portfolio (Class A) (a)	4,838,912	74,906,356
MFS Emerging Markets Equity Portfolio (Class A) (b)	6,016,015	61,423,510
MFS Research International Portfolio (Class A) (b)	4,688,992	53,360,730
MFS Value Portfolio (Class A) (a)	5,315,674	92,120,623

Affiliated Investment Companies—(Continued)
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	1,108,411	$17,889,748
Neuberger Berman Genesis Portfolio (Class A) (a)	1,659,031	28,286,474
Oppenheimer Global Equity Portfolio (Class A) (b)	1,297,076	26,447,372
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	4,679,570	110,999,400
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	2,682,857	92,263,442
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	2,371,242	27,316,702
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	1,227,191	26,850,937
Third Avenue Small Cap Value Portfolio (Class A) (b)	1,644,517	32,183,190
Van Eck Global Natural Resources Portfolio (Class A) (a)	4,839,286	68,524,292
WMC Core Equity Opportunities Portfolio (Class A) (a)	2,207,454	90,130,351
WMC Large Cap Research Portfolio (Class A) (b)	4,640,916	62,977,235

Total Mutual Funds (Cost $1,518,150,990)		1,797,561,009

Total Investments—100.0% (Cost $1,518,150,990) (d)		1,797,561,009
Other assets and liabilities (net)—0.0%		(495,843)

Net Assets—100.0%		$1,797,065,166

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of September 30, 2014, the aggregate cost of investments was $1,518,150,990. The aggregate unrealized appreciation and depreciation of investments were $281,165,053 and $(1,755,034), respectively, resulting in net unrealized appreciation of $279,410,019.

MIST-224

Met Investors Series Trust

MetLife Asset Allocation 100 Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,797,561,009	$—	$—	$1,797,561,009
Total Investments	$1,797,561,009	$—	$—	$1,797,561,009

MIST-225

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mutual Funds—68.3% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—68.3%
Baillie Gifford International Stock Portfolio (Class A) (a)	24,299,682	$244,454,803
BlackRock Bond Income Portfolio (Class A) (a)	7,755,116	845,230,066
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,461,130	56,925,632
BlackRock High Yield Portfolio (Class A) (b)	12,990,431	107,300,960
Clarion Global Real Estate Portfolio (Class A) (b)	12,646,303	146,697,111
ClearBridge Aggressive Growth Portfolio (Class A) (b)	3,608,944	56,119,078
Frontier Mid Cap Growth Portfolio (Class A) (a)	1,520,777	53,090,328
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	10,642,048	164,526,064
Harris Oakmark International Portfolio (Class A) (b)	21,512,600	343,341,093
Invesco Comstock Portfolio (Class A) (b)	3,579,889	55,345,077
Invesco Small Cap Growth Portfolio (Class A) (b)	5,809,008	107,640,912
Jennison Growth Portfolio (Class A) (a)	4,301,707	67,923,949
JPMorgan Core Bond Portfolio (Class A) (b)	65,957,283	680,019,589
JPMorgan Small Cap Value Portfolio (Class A) (b)	6,133,373	100,525,988
Met/Artisan International Portfolio (Class A) (b)	20,191,951	201,515,667
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	559,746	149,866,410
Met/Dimensional International Small Company Portfolio (Class A) (a)	8,881,318	137,482,807
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	15,100,441	155,836,550
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	36,614,933	365,050,885
Met/Templeton International Bond Portfolio (Class A) (b)	22,568,518	259,989,329
MFS Emerging Markets Equity Portfolio (Class A) (b)	14,344,068	146,452,937
MFS Research International Portfolio (Class A) (b)	22,787,617	259,323,079
MFS Value Portfolio (Class A) (a)	3,170,203	54,939,622
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	9,733,819	157,103,831
Neuberger Berman Genesis Portfolio (Class A) (a)	4,126,934	70,364,233
Oppenheimer Global Equity Portfolio (Class A) (b)	2,500,800	50,991,313
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	21,080,048	214,384,093

Affiliated Investment Companies—(Continued)
PIMCO Total Return Portfolio (Class A) (b)	63,672,386	757,701,398
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	1,614,690	55,529,199
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	7,110,014	81,907,367
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	4,951,807	108,345,528
Third Avenue Small Cap Value Portfolio (Class A) (b)	5,293,037	103,584,736
Van Eck Global Natural Resources Portfolio (Class A) (a)	10,014,459	141,804,737
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	25,433,613	342,845,099
Western Asset Management U.S. Government Portfolio (Class A) (a)	30,336,061	364,942,811
WMC Core Equity Opportunities Portfolio (Class A) (a)	1,280,074	52,265,431
WMC Large Cap Research Portfolio (Class A) (b)	3,820,554	51,844,912

Total Mutual Funds (Cost $7,008,681,870)		7,313,212,624

U.S. Treasury & Government Agencies—19.8%

Federal Agencies—1.3%
Federal Home Loan Mortgage Corp. 1.750%, 05/30/19	36,000,000	35,890,884
2.375%, 01/13/22	10,500,000	10,439,289
6.250%, 07/15/32	30,000,000	41,780,640
Federal National Mortgage Association 6.625%, 11/15/30	1,300,000	1,847,234
Residual Funding Corp. Principal Strip
Zero Coupon, 10/15/19	24,600,000	22,163,173
Zero Coupon, 07/15/20	33,405,000	29,283,424

		141,404,644

U.S. Treasury—18.5%
U.S. Treasury Bonds
2.750%, 11/15/42	11,500,000	10,520,706
2.875%, 05/15/43	126,000,000	118,026,594
3.000%, 05/15/42	3,000,000	2,896,875
3.125%, 11/15/41 (c)	206,900,000	205,218,937
3.125%, 02/15/42 (c)	149,100,000	147,632,260
3.125%, 02/15/43	61,200,000	60,301,094
3.125%, 08/15/44	13,100,000	12,891,212
3.375%, 05/15/44	35,700,000	36,860,250
4.250%, 11/15/40 (c)	177,700,000	213,434,404
4.375%, 02/15/38	105,600,000	128,188,474
4.375%, 11/15/39	33,600,000	40,997,242
4.375%, 05/15/40	7,100,000	8,681,965
4.375%, 05/15/41 (c)	93,500,000	114,683,547

MIST-226

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
4.500%, 05/15/38	63,000,000	$77,893,578
4.625%, 02/15/40	7,000,000	8,865,934
5.250%, 02/15/29	131,000,000	168,662,500
5.375%, 02/15/31	54,600,000	72,268,232
5.500%, 08/15/28	6,200,000	8,137,500
6.000%, 02/15/26	26,700,000	35,636,170
6.250%, 08/15/23	88,000,000	115,170,000
6.250%, 05/15/30	1,600,000	2,285,501
6.500%, 11/15/26	39,900,000	55,822,574
8.000%, 11/15/21	57,700,000	79,842,375
U.S. Treasury Inflation Indexed Bonds 2.000%, 01/15/26	4,561,520	5,191,936
3.625%, 04/15/28	5,892,240	8,001,479
U.S. Treasury Notes 1.375%, 02/28/19 (c)	54,000,000	53,308,152
2.000%, 05/31/21 (c)	137,500,000	135,910,225
2.125%, 06/30/21 (c)	10,800,000	10,752,750
3.625%, 02/15/21 (c)	100,000	109,094
U.S. Treasury Principal Strips Zero Coupon, 11/15/27	39,600,000	27,194,666
Zero Coupon, 05/15/39	6,700,000	3,023,020
Zero Coupon, 11/15/41	24,000,000	9,858,384
Zero Coupon, 11/15/42	6,600,000	2,589,312

		1,980,856,942

Total U.S. Treasury & Government Agencies (Cost $2,141,548,950)		2,122,261,586

Corporate Bonds & Notes—3.0%

Agriculture—0.1%
Philip Morris International, Inc. 6.375%, 05/16/38	5,000,000	6,274,910

Auto Manufacturers—0.1%
BMW U.S. Capital LLC 0.574%, 06/02/17 (d) (e)	9,000,000	9,002,970

Banks—1.9%
Banco del Estado de Chile 2.000%, 11/09/17 (144A)	5,000,000	5,031,845
Banco Santander Brasil S.A. 4.625%, 02/13/17 (144A)	10,200,000	10,646,250
Bank of America Corp. 6.875%, 04/25/18	5,900,000	6,805,084
6.875%, 11/15/18	600,000	700,962
Bank of America N.A. 0.514%, 06/15/16 (d)	2,000,000	1,992,952
0.703%, 02/14/17 (d)	10,000,000	10,018,810
BNP Paribas S.A. 0.697%, 05/07/17 (d)	15,000,000	14,992,170
Credit Agricole S.A. 0.814%, 06/02/17 (144A) (d)	10,000,000	10,026,280
Credit Suisse 1.375%, 05/26/17	10,000,000	9,943,450

Banks—(Continued)
Credit Suisse 2.300%, 05/28/19	10,700,000	10,593,428
Export-Import Bank of Korea 1.750%, 02/27/18	6,700,000	6,635,479
Goldman Sachs Group, Inc. (The) 0.858%, 06/04/17 (d)	8,000,000	8,056,088
HSBC Holdings plc 5.250%, 03/14/44	3,000,000	3,184,965
Intesa Sanpaolo S.p.A. 1.650%, 04/07/15	16,700,000	16,758,884
JPMorgan Chase & Co. 0.754%, 02/15/17 (d)	18,100,000	18,185,161
0.784%, 04/25/18 (d)	20,000,000	20,105,480
3.450%, 03/01/16	8,400,000	8,699,300
6.125%, 04/30/24 (d)	3,000,000	2,968,500
PNC Bank N.A. 2.250%, 07/02/19	8,000,000	7,959,864
Wells Fargo & Co. 5.900%, 06/15/24 (d)	8,600,000	8,761,250
Wells Fargo Bank N.A. 0.494%, 06/15/17 (d)	21,000,000	20,988,534

		203,054,736

Diversified Financial Services—0.4%
American Express Credit Corp. 0.533%, 09/22/17 (d)	2,500,000	2,498,500
0.784%, 03/18/19 (d)	5,000,000	5,021,885
General Electric Capital Corp. 0.464%, 01/14/16 (d)	14,500,000	14,525,955
LeasePlan Corp. NV 3.000%, 10/23/17 (144A)	5,100,000	5,227,801
MassMutual Global Funding II 2.500%, 10/17/22 (144A)	4,000,000	3,847,560
Navient LLC 4.625%, 09/25/17	1,400,000	1,415,750
6.250%, 01/25/16	1,560,000	1,619,280
8.450%, 06/15/18	5,840,000	6,570,000

		40,726,731

Electric—0.2%
Duke Energy Corp. 0.615%, 04/03/17 (d)	4,000,000	4,013,908
Electricite de France S.A. 0.694%, 01/20/17 (144A) (d)	10,000,000	10,014,300
2.150%, 01/22/19 (144A)	6,200,000	6,182,727
Ohio Power Co. 5.375%, 10/01/21	949,000	1,099,475

		21,310,410

Insurance—0.1%
New York Life Global Funding 1.125%, 03/01/17 (144A)	6,000,000	6,000,174

MIST-227

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—0.1%
Gazprom OAO Via Gaz Capital S.A. 9.250%, 04/23/19 (144A)	4,200,000	$4,804,010
Statoil ASA 2.450%, 01/17/23	5,400,000	5,153,523

		9,957,533

Software—0.0%
Microsoft Corp. 3.500%, 11/15/42	4,500,000	4,034,938

Telecommunications—0.1%
AT&T, Inc. 4.800%, 06/15/44	3,000,000	2,955,783
Verizon Communications, Inc. 0.632%, 06/09/17 (d)	15,000,000	15,035,790

		17,991,573

Transportation—0.0%
Vessel Management Services, Inc. 3.432%, 08/15/36	3,588,000	3,569,741

Total Corporate Bonds & Notes (Cost $293,186,142)		321,923,716

Foreign Government—0.7%

Municipal—0.2%
Junta de Castilla y Leon 6.270%, 02/19/18 (EUR)	7,500,000	11,141,384
6.505%, 03/01/19 (EUR)	7,500,000	11,642,064

		22,783,448

Provincial—0.5%
Province of Ontario Canada 4.600%, 06/02/39 (CAD)	8,600,000	8,920,288
4.650%, 06/02/41 (CAD)	14,800,000	15,567,916
Province of Quebec Canada 5.750%, 12/01/36 (CAD)	22,000,000	25,882,191

		50,370,395

Total Foreign Government (Cost $74,772,445)		73,153,843

Municipals—0.2%
Metropolitan Transportation Authority NY, Dedicated Tax Fund Revenue, Refunding 5.000%, 11/15/29	4,000,000	4,679,160
New Mexico State Hospital Equipment Loan Council Hospital Revenue 5.000%, 08/01/42	1,000,000	1,086,890
New York State Dormitory Authority, State Personal Income Tax Revenue, Refunding 5.000%, 02/15/42	6,000,000	6,670,260
Pennsylvania State Economic Development Financing Authority Unemployment Compensation Revenue, Refunding 5.000%, 07/01/22	4,000,000	4,314,400
University of California CA, Revenue 1.796%, 07/01/19	8,500,000	8,307,390
Utah County UT Hospital Revenue, Intermountain Healthcare Health Services, Inc. 5.000%, 05/15/43	2,000,000	2,200,540

Total Municipals (Cost $28,077,870)		27,258,640

Mortgage-Backed Securities—0.2%

Commercial Mortgage-Backed Securities—0.2%
CSMC Trust 3.953%, 09/15/37 (144A)	20,000,000	20,599,840
JPMorgan Chase Commercial Mortgage Securities Trust 4.106%, 07/15/46 (144A)	100,000	106,885

Total Mortgage-Backed Securities (Cost $20,700,839)		20,706,725

Short-Term Investments—7.7%

Certificate of Deposit—0.3%
Credit Agricole CIB NY 0.565%, 11/30/15 (d)	7,000,000	6,996,700
Credit Suisse International 0.444%, 01/12/15 (d)	25,000,000	25,000,000

		31,996,700

Discount Notes—7.3%
Federal Farm Credit 0.110%, 03/31/15 (f)	13,800,000	13,792,368
0.140%, 05/05/15 (f)	9,800,000	9,791,768
Federal Home Loan Bank 0.080%, 02/20/15 (f)	3,300,000	3,298,959
0.085%, 02/23/11 (f)	17,800,000	17,793,906
0.085%, 02/20/15 (f)	27,900,000	27,890,646
0.090%, 02/17/11 (f)	25,000,000	24,991,312
0.090%, 03/09/11 (f)	11,500,000	11,495,429
0.090%, 03/11/15 (f)	36,400,000	36,385,349
0.096%, 03/06/15 (f)	10,000,000	9,995,883
0.100%, 03/30/15 (f)	1,100,000	1,099,450
0.119%, 05/19/15 (f)	21,200,000	21,184,085
0.120%, 03/06/15 (f)	54,400,000	54,371,712
0.157%, 08/21/15 (f)	40,900,000	40,842,944
0.170%, 09/04/15 (f)	4,000,000	3,993,615
Federal Home Loan Mortgage Corp. 0.088%, 03/09/11 (f)	56,320,000	56,298,359
0.090%, 01/21/11 (f)	8,700,000	8,697,564
0.095%, 02/24/11 (f)	2,100,000	2,099,191

MIST-228

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Discount Notes—(Continued)
Federal Home Loan Mortgage Corp. 0.105%, 03/17/15 (f)	5,000,000	$4,997,565
0.105%, 03/19/15 (f)	4,400,000	4,397,831
0.150%, 07/10/15 (f)	2,300,000	2,297,297
0.155%, 07/21/15 (f)	149,900,000	149,710,897
Federal National Mortgage Assocation 0.050%, 03/03/11 (f)	12,900,000	12,897,259
0.061%, 04/06/15 (f)	24,100,000	24,092,489
0.066%, 05/01/15 (f)	20,200,000	20,192,268
0.075%, 02/11/11 (f)	4,100,000	4,098,864
0.090%, 02/18/11 (f)	400,000	399,860
0.095%, 01/20/11 (f)	20,200,000	20,194,083
0.095%, 02/18/11 (f)	21,200,000	21,192,168
0.100%, 02/17/11 (f)	2,000,000	1,999,228
0.110%, 03/02/15 (f)	23,500,000	23,489,085
0.115%, 04/15/15 (f)	122,100,000	122,023,552
0.150%, 07/01/15 (f)	25,500,000	25,470,994

		781,475,980

U.S. Treasury—0.1%
U.S. Treasury Bills 0.048%, 02/26/15 (c) (f)	1,109,000	1,108,909
0.106%, 02/05/15 (c) (f)	7,406,000	7,403,257
0.116%, 03/05/15 (c) (f)	17,000	16,992

		8,529,158

Total Short-Term Investments (Cost $822,001,713)		822,001,838

Total Investments—99.9% (Cost $10,388,969,829) (g)		10,700,518,972
Other assets and liabilities (net)—0.1%		10,046,163

Net Assets—100.0%		$10,710,565,135

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2014, the market value of securities pledged was $211,415,867.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Illiquid security. As of September 30, 2014, these securities represent 0.1% of net assets.
(f)	The rate shown represents current yield to maturity.
(g)	As of September 30, 2014, the aggregate cost of investments was $10,388,969,829. The aggregate unrealized appreciation and depreciation of investments were $433,401,209 and $(121,852,066), respectively, resulting in net unrealized appreciation of $311,549,143.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $82,487,672, which is 0.8% of net assets.
(CAD)—	Canadian Dollar
(EUR)—	Euro

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
JPY	1,987,300,000	JPMorgan Chase Bank N.A.	10/02/14	$18,257,235	$(137,335)

Contracts to Deliver
CAD	54,420,000	Goldman Sachs International	10/16/14	$49,144,442	$570,336
EUR	36,303,000	Bank of America N.A.	11/20/14	48,644,205	2,776,287
JPY	1,987,300,000	Goldman Sachs International	10/02/14	19,090,573	970,673
JPY	1,987,300,000	JPMorgan Chase Bank N.A.	11/04/14	18,261,596	137,681

Net Unrealized Appreciation					$4,317,642

MIST-229

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
90 Day EuroDollar Futures	12/14/15	1,403	USD	346,944,503	$(70,290)
90 Day EuroDollar Futures	03/14/16	160	USD	39,542,274	(96,274)
S&P 500 E-Mini Index Futures	12/19/14	45,923	USD	4,556,951,113	(43,868,288)
U.S. Treasury Long Bond Futures	12/19/14	1,592	USD	222,142,627	(2,595,877)

Net Unrealized Depreciation					$(46,630,729)

(CAD)—	Canadian Dollar
(EUR)—	Euro
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$7,313,212,624	$—	$—	$7,313,212,624
Total U.S. Treasury & Government Agencies*	—	2,122,261,586	—	2,122,261,586
Total Corporate Bonds & Notes*	—	321,923,716	—	321,923,716
Total Foreign Government*	—	73,153,843	—	73,153,843
Total Municipals	—	27,258,640	—	27,258,640
Total Mortgage-Backed Securities*	—	20,706,725	—	20,706,725
Short-Term Investments
Certificate of Deposit	—	31,996,700	—	31,996,700
Discount Notes	—	781,475,980	—	781,475,980
U.S. Treasury	—	8,529,158	—	8,529,158
Total Short-Term Investments	—	822,001,838	—	822,001,838
Total Investments	$7,313,212,624	$3,387,306,348	$—	$10,700,518,972
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,454,977	$—	$4,454,977
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(137,335)	—	(137,335)
Total Forward Contracts	$—	$4,317,642	$—	$4,317,642
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(46,630,729)	$—	$—	$(46,630,729)

*	See Schedule of Investments for additional detailed categorizations.

MIST-230

Met Investors Series Trust

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mutual Funds—75.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—75.2%
Barclays Aggregate Bond Index Portfolio (Class A) (a)	31,247,962	$344,352,544
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	2,365,158	42,312,680
MetLife Stock Index Portfolio (Class A) (a)	3,090,946	136,218,012
MSCI EAFE Index Portfolio (Class A) (a)	7,054,676	93,192,265
Russell 2000 Index Portfolio (Class A) (a)	1,383,767	25,350,609

Total Mutual Funds (Cost $626,940,029)		641,426,110

Short-Term Investments—24.9%

Discount Notes—22.5%
Fannie Mae 0.059%, 03/25/15 (b)	34,000,000	33,990,414
0.062%, 10/15/14 (b)	20,500,000	20,499,475
0.085%, 11/19/14 (b)	2,700,000	2,699,688
0.086%, 01/28/15 (b) (c)	12,700,000	12,696,432
0.090%, 12/03/14 (b) (c)	13,500,000	13,497,882
Federal Home Loan Bank 0.025%, 12/12/14 (b)	1,200,000	1,199,940
0.047%, 10/03/14 (b)	4,000,000	3,999,984
0.058%, 12/19/14 (b)	25,100,000	25,096,822
0.074%, 10/24/14 (b)	6,600,000	6,599,679
0.077%, 10/15/14 (b)	29,500,000	29,499,069
0.090%, 12/03/14 (b)	4,000,000	3,999,370
0.090%, 12/10/14 (b)	5,500,000	5,499,038
0.090%, 01/09/15 (b)	2,500,000	2,499,375
0.096%, 01/14/15 (b)	13,300,000	13,296,284
Freddie Mac 0.084%, 11/17/14 (b)	13,000,000	12,998,557
0.091%, 03/02/11 (b)	3,900,000	3,898,518

		191,970,527

U.S. Treasury—2.0%
U.S. Treasury Bills 0.025%, 10/30/14 (b)	2,000,000	1,999,960
0.026%, 11/13/14 (b) (c)	6,800,000	6,799,791
0.027%, 10/16/14 (b) (d)	6,000,000	5,999,928
0.036%, 03/19/15 (b)	2,500,000	2,499,583

		17,299,262

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $3,043,644 on 10/01/14, collateralized by $3,055,000 U.S. Treasury Note at 1.750% due 07/31/15 with a value of $3,104,644.	3,043,644	3,043,644

Total Short-Term Investments (Cost $212,313,433)		212,313,433

Total Investments—100.1% (Cost $839,253,462)(e)		853,739,543
Other assets and liabilities (net)—(0.1)%		(948,698)

Net Assets—100.0%		$852,790,845

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Metropolitan Series Fund.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2014, the market value of securities pledged was $17,416,292.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2014, the market value of securities pledged was $5,999,873.
(e)	As of September 30, 2014, the aggregate cost of investments was $839,253,462. The aggregate unrealized appreciation and depreciation of investments were $15,055,893 and $(569,812), respectively, resulting in net unrealized appreciation of $14,486,081.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
MSCI EAFE Mini Index Futures	12/19/14	910	USD	86,428,459	$(2,722,109)
Russell 2000 Mini Index Futures	12/19/14	214	USD	24,659,757	(1,192,517)
S&P 500 E-Mini Index Futures	12/19/14	1,430	USD	141,786,481	(1,253,230)
S&P Midcap 400 E-Mini Index Futures	12/19/14	334	USD	47,530,328	(1,925,968)

Net Unrealized Depreciation					$(7,093,824)

MIST-231

Met Investors Series Trust

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	2.738%	06/11/24	USD	39,000,000	$382,633
Pay	3-Month USD-LIBOR	2.740%	06/11/24	USD	23,000,000	229,870
Pay	3-Month USD-LIBOR	2.660%	07/11/24	USD	27,000,000	48,213
Pay	3-Month USD-LIBOR	2.606%	07/24/24	USD	32,000,000	(83,248)
Pay	3-Month USD-LIBOR	2.631%	07/28/24	USD	45,000,000	(22,514)
Pay	3-Month USD-LIBOR	2.629%	07/28/24	USD	35,000,000	(23,681)
Pay	3-Month USD-LIBOR	2.660%	09/30/24	USD	33,000,000	11,567

Total						$542,840

(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$641,426,110	$—	$—	$641,426,110
Short-Term Investments
Discount Notes	—	191,970,527	—	191,970,527
U.S. Treasury	—	17,299,262	—	17,299,262
Repurchase Agreement	—	3,043,644	—	3,043,644
Total Short-Term Investments	—	212,313,433	—	212,313,433
Total Investments	$641,426,110	$212,313,433	$—	$853,739,543

Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(7,093,824)	$—	$—	$(7,093,824)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$672,283	$—	$672,283
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(129,443)	—	(129,443)
Total Centrally Cleared Swap Contracts	$—	$542,840	$—	$542,840

MIST-232

Met Investors Series Trust

MFS Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Australia—0.5%
Iluka Resources, Ltd. (a)	1,033,174	$7,078,901

Brazil—11.1%
Abril Educacao S.A. (b)	1,151,265	6,090,852
Alupar Investimento S.A.	746,336	5,290,136
Ambev S.A. (ADR) (a)	2,714,004	17,776,726
Banco do Brasil S.A.	530,468	5,482,929
BM&FBovespa S.A.	3,058,197	13,980,686
Brasil Insurance Participacoes e Administracao S.A.	2,100,578	6,865,335
BRF S.A.	246,559	5,866,447
CCR S.A.	269,825	1,849,725
Estacio Participacoes S.A.	1,029,518	10,700,005
Gerdau S.A. (ADR) (a)	1,301,327	6,246,370
Iguatemi Empresa de Shopping Centers S.A.	406,975	4,125,033
Itau Unibanco Holding S.A. (ADR)	557,862	7,743,125
Klabin S.A.	1,095,515	5,299,110
Kroton Educacional S.A.	839,087	5,272,253
Localiza Rent a Car S.A.	408,656	5,925,116
M Dias Branco S.A.	232,068	9,255,225
Mills Estruturas e Servicos de Engenharia S.A.	1,105,893	8,087,217
Odontoprev S.A.	2,195,323	7,982,177
Petroleo Brasileiro S.A. (ADR)	1,286,347	18,253,264
Qualicorp S.A. (b)	489,141	4,839,953
Vale S.A. (ADR) (a)	1,415,482	15,584,457

		172,516,141

Canada—0.8%
Gran Tierra Energy, Inc. (b)	2,318,874	12,816,492

Chile—0.5%
S.A.C.I. Falabella	943,739	7,107,526

China—9.4%
51job, Inc. (ADR) (b)	329,986	9,876,481
China Construction Bank Corp. - Class H	36,530,060	25,672,133
China Mobile, Ltd.	1,658,000	19,440,610
China Pacific Insurance Group Co., Ltd. - Class H (a)	5,621,400	19,717,222
China Shenhua Energy Co., Ltd. - Class H	7,770,500	21,688,978
Guangzhou Automobile Group Co., Ltd. - Class H	26,100,000	25,110,433
Haitian International Holdings, Ltd.	913,000	2,065,552
Want Want China Holdings, Ltd. (a)	10,694,000	13,338,845
Wumart Stores, Inc. - Class H (a)	9,696,000	9,082,117

		145,992,371

Colombia—0.4%
Bancolombia S.A. (ADR)	116,797	6,624,726

Czech Republic—1.1%
Komercni Banka A/S (a)	69,534	16,557,029

Greece—1.2%
Diana Shipping, Inc. (b)	1,325,556	11,850,471

Greece—(Continued)
Hellenic Telecommunications Organization S.A. (b)	541,916	7,089,031

		18,939,502

Hong Kong—9.0%
Ajisen China Holdings, Ltd.	9,165,000	7,272,102
Belle International Holdings, Ltd. (a)	12,042,000	13,565,207
Dairy Farm International Holdings, Ltd. (a)	900,300	8,580,657
First Pacific Co., Ltd.	13,978,650	14,452,927
Global Brands Group Holding, Ltd. (a) (b)	60,338,000	13,341,685
Hang Lung Properties, Ltd.	4,883,000	13,841,837
Li & Fung, Ltd. (a)	15,840,000	17,965,602
Pacific Basin Shipping, Ltd.	13,462,752	7,260,128
Stella International Holdings, Ltd.	7,837,000	20,315,368
Techtronic Industries Co.	7,760,500	22,409,296

		139,004,809

India—7.2%
CESC, Ltd.	1,235,334	15,005,216
Dabur India, Ltd.	5,501,263	19,784,070
Housing Development Finance Corp., Ltd.	2,088,842	35,560,205
ITC, Ltd.	1,141,712	6,860,416
Kotak Mahindra Bank, Ltd.	1,485,867	24,216,250
Reliance Industries, Ltd.	691,710	10,540,649

		111,966,806

Indonesia—1.0%
Mitra Adiperkasa Tbk PT	6,168,000	2,784,597
XL Axiata Tbk PT	23,791,000	12,086,120

		14,870,717

Japan—1.8%
GLORY, Ltd.	381,700	10,778,379
Inpex Corp. (a)	1,180,900	16,718,132

		27,496,511

Malaysia—1.7%
Astro Malaysia Holdings Bhd	18,382,000	18,749,662
Top Glove Corp. Bhd	5,183,500	7,834,404

		26,584,066

Mexico—6.6%
America Movil S.A.B. de C.V. - Series L (ADR) (a)	458,515	11,554,578
Arca Continental S.A.B. de C.V. (a)	748,475	5,138,260
Bolsa Mexicana de Valores S.A.B. de C.V.	3,168,650	6,808,923
Cemex S.A.B. de C.V. (ADR) (b)	700,255	9,131,325
Compartamos S.A.B. de C.V. (a)	2,464,888	5,276,462
Concentradora Fibra Danhos S.A. de C.V. (REIT) (a)	3,041,293	8,265,306
Concentradora Fibra Hotelera Mexicana S.A. de C.V. (REIT) (a)	5,262,544	9,176,783
Genomma Lab Internacional S.A.B. de C.V. - Class B (a) (b)	3,921,554	9,402,036

MIST-233

Met Investors Series Trust

MFS Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mexico—(Continued)
Grupo Financiero Banorte S.A.B. de C.V. - Class O	1,173,654	$7,516,174
Grupo Lala S.A.B. de C.V.	2,316,756	5,675,237
Grupo Mexico S.A.B. de C.V. - Series B (a)	2,201,339	7,397,076
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	1,695,775	4,001,274
Macquarie Mexico Real Estate Management S.A. de C.V. (REIT) (b)	654,772	1,155,437
Prologis Property Mexico S.A. de C.V. (REIT) (b)	3,470,911	7,262,023
Promotora y Operadora de Infraestructura S.A.B. de C.V. (b)	381,099	5,216,577

		102,977,471

Panama—0.4%
Copa Holdings S.A. - Class A (a)	63,513	6,814,310

Peru—1.1%
Credicorp, Ltd.	106,461	16,330,053

Philippines—1.5%
BDO Unibank, Inc.	10,824,800	23,630,457

Poland—0.6%
Orange Polska S.A.	2,642,611	9,291,443

Russia—4.6%
Magnit OJSC (b)	81,795	20,492,130
Mobile Telesystems OJSC (ADR)	503,982	7,529,491
NovaTek OAO (GDR)	175,703	18,301,039
Sberbank of Russia (b)	9,594,357	18,298,962
TMK OAO (GDR)	818,757	7,463,198

		72,084,820

South Africa—5.7%
AVI, Ltd.	426,122	2,637,234
MTN Group, Ltd.	972,621	20,497,561
Naspers, Ltd. - N Shares	416,942	45,856,927
Woolworths Holdings, Ltd. (a)	3,157,243	19,562,214

		88,553,936

South Korea—9.4%
E-Mart Co., Ltd. (a)	73,453	16,046,562
Kia Motors Corp.	807,046	41,000,829
LG Chem, Ltd.	45,511	11,004,702
LG Household & Health Care, Ltd.	22,268	10,609,381
NAVER Corp.	26,843	20,356,199
Samsung Electronics Co., Ltd.	30,435	34,071,715
Seoul Semiconductor Co., Ltd. (a)	251,667	5,701,838
TK Corp. (a) (b)	444,684	6,545,508

		145,336,734

Taiwan—11.1%
Cathay Financial Holding Co., Ltd.	11,272,650	18,315,205

Taiwan—(Continued)
E.Sun Financial Holding Co., Ltd.	33,523,185	$20,308,939
Hon Hai Precision Industry Co., Ltd.	2,273,784	7,159,766
MediaTek, Inc.	2,493,000	36,936,637
Siliconware Precision Industries Co.	12,237,000	16,763,602
Taiwan Semiconductor Manufacturing Co., Ltd.	18,482,842	73,574,586

		173,058,735

Thailand—4.5%
Kasikornbank PCL	1,226,600	8,882,647
Kasikornbank PCL (NVDR)	5,419,900	39,131,781
Minor International PCL (a)	18,916,550	21,585,577

		69,600,005

Turkey—0.7%
Turkiye Garanti Bankasi A/S (a)	2,943,110	10,325,907
Turkiye Sinai Kalkinma Bankasi A/S	474,275	399,336

		10,725,243

United Arab Emirates—0.9%
Emaar Malls Group PJSC (b)	2,152,920	1,699,851
Lamprell plc (b)	4,831,352	12,768,559

		14,468,410

United Kingdom—3.0%
SABMiller plc	502,049	27,898,011
Standard Chartered plc (a)	1,023,606	19,266,327

		47,164,338

United States—2.8%
Cognizant Technology Solutions Corp. - Class A (b)	964,061	43,161,011

Total Common Stocks (Cost $1,493,084,781)		1,530,752,563

Short-Term Investments—10.1%

Mutual Fund—8.4%
State Street Navigator Securities Lending MET Portfolio (c)	130,368,233	130,368,233

Commercial Paper—0.2%
HSBC Americas, Inc. Zero Coupon, 10/01/14	3,233,000	3,233,000

MIST-234

Met Investors Series Trust

MFS Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $23,090,683 on 10/01/14, collateralized by $23,525,000 U.S. Treasury Note at 0.250% due 08/15/15 with a value of $23,554,406.	23,090,683	$23,090,683

Total Short-Term Investments (Cost $156,691,916)		156,691,916

Total Investments—108.7% (Cost $1,649,776,697) (d)		1,687,444,479
Other assets and liabilities (net)—(8.7)%		(134,803,214)

Net Assets—100.0%		$1,552,641,265

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $125,346,834 and the collateral received consisted of cash in the amount of $130,368,233 and non-cash collateral with a value of $910,800. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2014, the aggregate cost of investments was $1,649,776,697. The aggregate unrealized appreciation and depreciation of investments were $155,971,044 and $(118,303,262), respectively, resulting in net unrealized appreciation of $37,667,782.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(NVDR)—	Non-Voting Depository Receipts
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of September 30, 2014 (Unaudited)	% of Net Assets
Banks	16.1
Semiconductors & Semiconductor Equipment	8.6
Oil, Gas & Consumable Fuels	6.3
Automobiles	4.2
Media	4.2
Wireless Telecommunication Services	3.8
Food & Staples Retailing	3.5
Textiles, Apparel & Luxury Goods	3.3
Beverages	3.3
Insurance	2.9

MIST-235

Met Investors Series Trust

MFS Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$7,078,901	$—	$7,078,901
Brazil	172,516,141	—	—	172,516,141
Canada	12,816,492	—	—	12,816,492
Chile	7,107,526	—	—	7,107,526
China	9,876,481	136,115,890	—	145,992,371
Colombia	6,624,726	—	—	6,624,726
Czech Republic	—	16,557,029	—	16,557,029
Greece	11,850,471	7,089,031	—	18,939,502
Hong Kong	—	139,004,809	—	139,004,809
India	—	111,966,806	—	111,966,806
Indonesia	—	14,870,717	—	14,870,717
Japan	—	27,496,511	—	27,496,511
Malaysia	—	26,584,066	—	26,584,066
Mexico	102,977,471	—	—	102,977,471
Panama	6,814,310	—	—	6,814,310
Peru	16,330,053	—	—	16,330,053
Philippines	—	23,630,457	—	23,630,457
Poland	—	9,291,443	—	9,291,443
Russia	46,320,583	25,764,237	—	72,084,820
South Africa	—	88,553,936	—	88,553,936
South Korea	—	145,336,734	—	145,336,734
Taiwan	—	173,058,735	—	173,058,735
Thailand	21,585,577	48,014,428	—	69,600,005
Turkey	—	10,725,243	—	10,725,243
United Arab Emirates	1,699,851	12,768,559	—	14,468,410
United Kingdom	—	47,164,338	—	47,164,338
United States	43,161,011	—	—	43,161,011
Total Common Stocks	459,680,693	1,071,071,870	—	1,530,752,563
Short-Term Investments
Mutual Fund	130,368,233	—	—	130,368,233
Commercial Paper	—	3,233,000	—	3,233,000
Repurchase Agreement	—	23,090,683	—	23,090,683
Total Short-Term Investments	130,368,233	26,323,683	—	156,691,916
Total Investments	$590,048,926	$1,097,395,553	$—	$1,687,444,479

Collateral for securities loaned (Liability)	$—	$(130,368,233)	$—	$(130,368,233)

Transfers from Level 2 to Level 1 in the amount of $125,838,321 were due to the discontinuation of a systematic fair valuation model factor.

MIST-236

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Australia—3.5%
APA Group	1,353,726	$8,800,581
Computershare, Ltd.	814,937	8,681,154
Iluka Resources, Ltd. (a)	1,945,289	13,328,353
Oil Search, Ltd.	761,071	5,934,431
Westpac Banking Corp.	1,345,771	37,702,022

		74,446,541

Austria—0.5%
Erste Group Bank AG	494,901	11,281,469

Belgium—1.1%
KBC Groep NV (a) (b)	446,381	23,564,474

Brazil—1.5%
Gerdau S.A. (ADR)	1,411,307	6,774,274
Lojas Renner S.A.	149,598	4,344,163
M Dias Branco S.A.	266,839	10,641,946
Odontoprev S.A.	1,288,193	4,683,860
Telefonica Brasil S.A. (ADR)	245,397	4,829,413

		31,273,656

Canada—0.8%
Canadian Utilities, Ltd. - Class A (a)	309,931	10,825,930
Cenovus Energy, Inc.	240,981	6,483,109

		17,309,039

France—10.2%
BNP Paribas S.A.	428,871	28,360,572
Danone S.A.	501,025	33,448,494
Dassault Systemes S.A.	178,427	11,419,942
GDF Suez	874,185	21,863,988
L’Oreal S.A.	117,787	18,654,390
Legrand S.A.	128,431	6,661,283
LVMH Moet Hennessy Louis Vuitton S.A.	152,397	24,703,692
Pernod-Ricard S.A.	245,307	27,726,099
Schneider Electric SE	462,616	35,375,150
Technip S.A.	131,640	11,045,483

		219,259,093

Germany—7.1%
Bayer AG	300,077	42,026,800
Deutsche Wohnen AG	420,902	8,994,496
Infineon Technologies AG	1,028,988	10,649,337
Linde AG	177,237	34,057,975
ProSiebenSat.1 Media AG	237,713	9,461,751
Siemens AG	296,947	35,392,057
Symrise AG	217,700	11,572,408

		152,154,824

Greece—0.3%
Hellenic Telecommunications Organization S.A. (b)	499,686	6,536,603

Hong Kong—4.5%
AIA Group, Ltd.	6,331,428	32,676,309

Hong Kong—(Continued)
China Resources Gas Group, Ltd. (a)	3,648,424	9,854,535
Esprit Holdings, Ltd. (a)	3,774,897	4,885,393
Global Brands Group Holding, Ltd. (a) (b)	27,038,920	5,978,732
Hutchison Whampoa, Ltd.	1,510,431	18,255,408
Li & Fung, Ltd. (a)	12,720,920	14,427,966
Sands China, Ltd.	1,767,707	9,183,111

		95,261,454

India—0.8%
HDFC Bank, Ltd. (ADR)	181,372	8,448,308
Reliance Industries, Ltd.	502,268	7,653,830

		16,102,138

Ireland—0.6%
Experian plc	859,792	13,657,264

Italy—1.0%
Telecom Italia S.p.A. - Risparmio Shares	9,127,006	8,088,956
UniCredit S.p.A.	1,685,926	13,202,508

		21,291,464

Japan—18.5%
AEON Financial Service Co., Ltd. (a)	437,299	9,394,150
Denso Corp.	772,970	35,666,042
Honda Motor Co., Ltd.	993,731	34,467,526
Inpex Corp.	787,786	11,152,774
Japan Tobacco, Inc.	768,331	25,009,350
JGC Corp.	596,290	16,288,670
JSR Corp. (a)	1,164,077	20,321,058
KDDI Corp.	695,060	41,824,392
Mitsubishi Corp.	625,954	12,829,433
Mitsubishi UFJ Financial Group, Inc.	3,886,074	21,997,250
Mitsui Fudosan Co., Ltd.	512,000	15,700,754
Nomura Research Institute, Ltd.	331,184	10,720,574
Ryohin Keikaku Co., Ltd.	44,400	5,295,409
Santen Pharmaceutical Co., Ltd.	563,709	31,575,557
Sony Financial Holdings, Inc.	482,844	7,817,139
Sumitomo Mitsui Financial Group, Inc.	735,082	29,996,964
Sundrug Co., Ltd. (a)	262,270	11,663,648
Terumo Corp.	509,400	12,222,362
Tokyo Gas Co., Ltd.	3,060,963	17,217,430
Yamato Holdings Co., Ltd.	1,287,866	23,988,679

		395,149,161

Netherlands—4.2%
Akzo Nobel NV (a)	462,810	31,528,799
ING Groep NV (b)	2,329,451	33,133,619
Koninklijke KPN NV (b)	2,831,733	9,039,750
Reed Elsevier NV	742,771	16,830,801

		90,532,969

Philippines—0.3%
Philippine Long Distance Telephone Co.	90,325	6,233,104

MIST-237

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Portugal—0.4%
Galp Energia SGPS S.A.	494,404	$8,020,891

Russia—0.6%
Mobile TeleSystems OJSC (b)	881,167	6,097,579
Sberbank of Russia (ADR)	845,237	6,652,438

		12,750,017

Singapore—1.0%
DBS Group Holdings, Ltd.	1,496,979	21,582,804

South Korea—0.7%
Kia Motors Corp.	276,832	14,064,058

Sweden—2.6%
Atlas Copco AB - A Shares (a)	1,185,912	33,899,351
Telefonaktiebolaget LM Ericsson - B Shares	1,784,599	22,525,684

		56,425,035

Switzerland—12.7%
Julius Baer Group, Ltd. (b)	364,890	16,280,005
Nestle S.A.	748,887	54,930,635
Novartis AG	845,736	79,649,801
Roche Holding AG	69,809	20,670,590
Schindler Holding AG	158,330	21,429,161
Sonova Holding AG	73,917	11,796,083
UBS AG (b)	2,076,142	36,021,303
Zurich Insurance Group AG (b)	101,000	30,033,349

		270,810,927

Taiwan—2.2%
MediaTek, Inc.	1,794,845	26,592,675
Taiwan Semiconductor Manufacturing Co., Ltd.	5,124,468	20,398,952

		46,991,627

Thailand—0.4%
Kasikornbank PCL (NVDR)	1,291,242	9,322,792

United Kingdom—20.1%
BG Group plc	1,138,007	20,933,332
BT Group plc	1,528,042	9,359,971
Cairn Energy plc (b)	1,021,920	2,906,392
Centrica plc	2,451,826	12,192,354
Compass Group plc	930,500	15,028,322
GlaxoSmithKline plc	1,596,131	36,532,246
Hiscox, Ltd.	846,157	8,638,318
HSBC Holdings plc	4,928,846	50,162,610
Intu Properties plc	1,730,890	9,052,730
Prudential plc	807,069	17,925,643
Reckitt Benckiser Group plc	265,389	22,970,708
Rio Tinto plc	887,253	43,562,336
Royal Bank of Scotland Group plc (b)	4,103,152	24,457,585
Royal Dutch Shell plc - A Shares	1,916,216	73,088,587
Standard Chartered plc	973,556	17,934,749
Vodafone Group plc	6,500,645	21,428,250

United Kingdom—(Continued)
Whitbread plc	363,956	$24,500,030
WPP plc	1,025,017	20,502,505

		431,176,668

United States—3.2%
Autoliv, Inc. (a)	210,031	19,306,050
Cognizant Technology Solutions Corp. - Class A (b)	458,837	20,542,132
Joy Global, Inc. (a)	294,825	16,079,755
Yum! Brands, Inc.	179,812	12,942,868

		68,870,805

Total Common Stocks (Cost $1,878,338,908)		2,114,068,877

Short-Term Investments—5.7%

Mutual Fund—4.3%
State Street Navigator Securities Lending MET Portfolio (c)	93,162,480	93,162,480

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $28,955,435 on 10/01/14, collateralized by $28,410,000 U.S. Treasury Notes with rates ranging from 0.250% - 4.250%, due 08/15/15 with a value of $29,537,113.	28,955,435	28,955,435

Total Short-Term Investments (Cost $122,117,915)		122,117,915

Total Investments—104.5% (Cost $2,000,456,823) (d)		2,236,186,792
Other assets and liabilities (net)—(4.5)%		(95,418,288)

Net Assets—100.0%		$2,140,768,504

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $88,718,730 and the collateral received consisted of cash in the amount of $93,162,480. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2014, the aggregate cost of investments was $2,000,456,823. The aggregate unrealized appreciation and depreciation of investments were $322,147,961 and $(86,417,992), respectively, resulting in net unrealized appreciation of $235,729,969.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(NVDR)—	Non-Voting Depository Receipts

MIST-238

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Ten Largest Industries as of September 30, 2014 (Unaudited)	% of Net Assets
Banks	14.2
Pharmaceuticals	9.8
Oil, Gas & Consumable Fuels	6.4
Food Products	4.6
Chemicals	4.6
Insurance	4.5
Wireless Telecommunication Services	3.5
Machinery	3.3
Metals & Mining	3.0
Hotels, Restaurants & Leisure	2.9

MIST-239

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$74,446,541	$—	$74,446,541
Austria	—	11,281,469	—	11,281,469
Belgium	—	23,564,474	—	23,564,474
Brazil	31,273,656	—	—	31,273,656
Canada	17,309,039	—	—	17,309,039
France	—	219,259,093	—	219,259,093
Germany	—	152,154,824	—	152,154,824
Greece	—	6,536,603	—	6,536,603
Hong Kong	—	95,261,454	—	95,261,454
India	8,448,308	7,653,830	—	16,102,138
Ireland	—	13,657,264	—	13,657,264
Italy	—	21,291,464	—	21,291,464
Japan	—	395,149,161	—	395,149,161
Netherlands	—	90,532,969	—	90,532,969
Philippines	—	6,233,104	—	6,233,104
Portugal	—	8,020,891	—	8,020,891
Russia	—	12,750,017	—	12,750,017
Singapore	—	21,582,804	—	21,582,804
South Korea	—	14,064,058	—	14,064,058
Sweden	—	56,425,035	—	56,425,035
Switzerland	—	270,810,927	—	270,810,927
Taiwan	—	46,991,627	—	46,991,627
Thailand	—	9,322,792	—	9,322,792
United Kingdom	—	431,176,668	—	431,176,668
United States	68,870,805	—	—	68,870,805
Total Common Stocks	125,901,808	1,988,167,069	—	2,114,068,877
Short-Term Investments
Mutual Fund	93,162,480	—	—	93,162,480
Repurchase Agreement	—	28,955,435	—	28,955,435
Total Short-Term Investments	93,162,480	28,955,435	—	122,117,915
Total Investments	$219,064,288	$2,017,122,504	$—	$2,236,186,792

Collateral for securities loaned (Liability)	$—	$(93,162,480)	$—	$(93,162,480)

Transfers from Level 2 to Level 1 in the amount of $19,392,015 were due to the discontinuation of a systematic fair valuation model factor.

MIST-240

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—91.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
TransDigm Group, Inc.	159,965	$29,486,348

Automobiles—3.8%
Tesla Motors, Inc. (a) (b)	191,592	46,495,547

Biotechnology—1.7%
Alnylam Pharmaceuticals, Inc. (a)	59,574	4,652,729
Intercept Pharmaceuticals, Inc. (a)	8,145	1,927,840
Ironwood Pharmaceuticals, Inc. (a) (b)	586,149	7,593,560
Pharmacyclics, Inc. (a) (b)	29,828	3,502,702
Seattle Genetics, Inc. (a) (b)	73,920	2,748,346

		20,425,177

Commercial Services & Supplies—1.5%
Edenred	236,910	5,837,687
Stericycle, Inc. (a)	113,048	13,176,875

		19,014,562

Communications Equipment—0.8%
Palo Alto Networks, Inc. (a)	100,913	9,899,565

Diversified Financial Services—5.2%
McGraw Hill Financial, Inc.	376,052	31,757,592
MSCI, Inc. (a)	690,964	32,489,127

		64,246,719

Electrical Equipment—0.4%
SolarCity Corp. (a) (b)	84,578	5,040,849

Food Products—6.6%
Keurig Green Mountain, Inc.	142,413	18,532,204
McCormick & Co., Inc.	312,331	20,894,944
Mead Johnson Nutrition Co.	439,173	42,257,226

		81,684,374

Health Care Equipment & Supplies—4.2%
Intuitive Surgical, Inc. (a)	112,604	52,002,779

Health Care Providers & Services—0.2%
Qualicorp S.A. (a)	252,818	2,501,584

Health Care Technology—3.1%
athenahealth, Inc. (a) (b)	286,399	37,715,884

Hotels, Restaurants & Leisure—4.6%
Dunkin’ Brands Group, Inc.	672,508	30,141,809
Panera Bread Co. - Class A (a) (b)	161,560	26,289,043

		56,430,852

Insurance—3.0%
Arch Capital Group, Ltd. (a)	232,612	12,728,529
Progressive Corp. (The)	966,954	24,444,597

		37,173,126

Internet & Catalog Retail—3.8%
Ctrip.com International, Ltd. (ADR) (a)	213,636	12,125,979
Groupon, Inc. (a) (b)	994,636	6,644,169
TripAdvisor, Inc. (a)	117,530	10,744,593
Zalando SE (a)	130,478	3,543,206
zulily, Inc. - Class A (a) (b)	373,425	14,149,073

		47,207,020

Internet Software & Services—13.1%
Dropbox, Inc. (a) (c) (d)	460,161	8,641,824
LinkedIn Corp. - Class A (a)	263,123	54,674,328
MercadoLibre, Inc. (b)	67,164	7,297,369
Pandora Media, Inc. (a)	503,959	12,175,649
Qihoo 360 Technology Co., Ltd. (ADR) (a) (b)	140,042	9,448,634
Twitter, Inc. (a)	1,133,186	58,449,734
Youku Tudou, Inc. (ADR) (a) (b)	584,657	10,477,053

		161,164,591

IT Services—5.1%
FleetCor Technologies, Inc. (a)	225,656	32,070,231
Gartner, Inc. (a)	409,933	30,117,777

		62,188,008

Life Sciences Tools & Services—5.2%
Illumina, Inc. (a)	387,402	63,502,936

Machinery—1.8%
Colfax Corp. (a)	397,997	22,673,889

Oil, Gas & Consumable Fuels—0.8%
Range Resources Corp.	149,232	10,119,422

Pharmaceuticals—3.7%
Endo International plc (a)	471,489	32,221,558
Zoetis, Inc.	366,162	13,529,686

		45,751,244

Professional Services—4.8%
IHS, Inc. - Class A (a)	229,051	28,674,895
Verisk Analytics, Inc. - Class A (a)	500,790	30,493,103

		59,167,998

Software—11.1%
FireEye, Inc. (a) (b)	641,216	19,595,561
NetSuite, Inc. (a) (b)	112,536	10,076,474
ServiceNow, Inc. (a)	245,045	14,403,745
Solera Holdings, Inc.	213,708	12,044,583
Splunk, Inc. (a)	611,662	33,861,608
Tableau Software, Inc. - Class A (a)	92,996	6,756,159
Workday, Inc. - Class A (a) (b)	439,485	36,257,513
Zynga, Inc. - Class A (a)	1,506,873	4,068,557

		137,064,200

Technology Hardware, Storage & Peripherals—1.0%
3D Systems Corp. (a) (b)	113,414	5,259,007

MIST-241

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Notional Amount*	Value

Technology Hardware, Storage & Peripherals—(Continued)
Stratasys, Ltd. (a) (b)	57,935	$6,997,389

		12,256,396

Textiles, Apparel & Luxury Goods—3.2%
lululemon athletica, Inc. (a)	223,742	9,399,401
Michael Kors Holdings, Ltd. (a)	416,994	29,769,202

		39,168,603

Total Common Stocks (Cost $952,420,052)		1,122,381,673

Preferred Stocks—1.1%

Internet & Catalog Retail—0.6%
Flipkart Online Pvt., Ltd. - Series D (a) (c) (d)	98,557	7,110,888

Internet Software & Services—0.1%
Dropbox, Inc. - Series A (a) (c) (d)	51,888	974,457
Peixe Urbano, Inc. -Series C (a) (c) (d)	71,709	152,023

		1,126,480

Software—0.4%
Palantir Technologies, Inc. - Series G (a) (c) (d)	541,563	3,249,378
Palantir Technologies, Inc. - Series H (a) (c) (d)	174,289	1,045,734
Palantir Technologies, Inc. - Series H-1 (a) (c) (d)	174,289	1,045,734

		5,340,846

Total Preferred Stocks (Cost $7,975,628)		13,578,214

Convertible Preferred Stocks—0.6%

Internet Software & Services—0.6%
Airbnb, Inc. - Series D (a) (c) (d) (Cost $7,659,587)	188,136	7,617,626

Purchased Options—0.0%

Call Options—0.0%
USD Currency, Strike Price CNY 6.50 Expires 12/17/14 (Counterparty - Royal Bank of Scotland plc)	349,698,704	29,025
USD Currency, Strike Price CNY 6.62 Expires 06/17/15 (Counterparty - Royal Bank of Scotland plc)	227,746,784	216,587

Total Purchased Options (Cost $1,913,050)		245,612

Short-Term Investments—24.3%
Security Description	Shares/ Principal Amount*	Value

Mutual Fund—18.8%
State Street Navigator Securities Lending MET Portfolio (e)	231,836,979	231,836,979

Repurchase Agreement—5.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $67,406,522 on 10/01/14, collateralized by $68,670,000 U.S. Treasury Note at 0.250% due 08/15/15 with a value of $68,755,838.	67,406,522	$67,406,522

Total Short-Term Investments (Cost $299,243,501)		299,243,501

Total Investments—117.1% (Cost $1,269,211,818) (f)		1,443,066,626
Other assets and liabilities (net)—(17.1)%		(210,809,633)

Net Assets—100.0%		$1,232,256,993

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $228,449,947 and the collateral received consisted of cash in the amount of $231,836,979 and non-cash collateral with a value of $4,525,126. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent 2.4% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2014, the market value of restricted securities was $29,837,664, which is 2.4% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of September 30, 2014, the aggregate cost of investments was $1,269,211,818. The aggregate unrealized appreciation and depreciation of investments were $244,614,244 and $(70,759,436), respectively, resulting in net unrealized appreciation of $173,854,808.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CNY)—	Chinese Yuan

MIST-242

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Airbnb, Inc. - Series D	04/16/14	188,136	$7,659,587	$7,617,626
Dropbox, Inc.	05/01/12	460,161	4,165,241	8,641,824
Dropbox, Inc. - Series A	05/25/12	51,888	470,124	974,457
Flipkart Online Pvt., Ltd. - Series D	10/04/13	98,557	2,264,087	7,110,888
Palantir Technologies, Inc. - Series G	07/19/12	541,563	1,657,184	3,249,378
Palantir Technologies, Inc. - Series H	10/25/13	174,289	611,754	1,045,734
Palantir Technologies, Inc. - Series H-1	10/25/13	174,289	611,754	1,045,734
Peixe Urbano, Inc. - Series C	12/02/11	71,709	2,360,725	152,023

				$29,837,664

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$29,486,348	$—	$—	$29,486,348
Automobiles	46,495,547	—	—	46,495,547
Biotechnology	20,425,177	—	—	20,425,177
Commercial Services & Supplies	13,176,875	5,837,687	—	19,014,562
Communications Equipment	9,899,565	—	—	9,899,565
Diversified Financial Services	64,246,719	—	—	64,246,719
Electrical Equipment	5,040,849	—	—	5,040,849
Food Products	81,684,374	—	—	81,684,374
Health Care Equipment & Supplies	52,002,779	—	—	52,002,779
Health Care Providers & Services	2,501,584	—	—	2,501,584
Health Care Technology	37,715,884	—	—	37,715,884
Hotels, Restaurants & Leisure	56,430,852	—	—	56,430,852
Insurance	37,173,126	—	—	37,173,126
Internet & Catalog Retail	47,207,020	—	—	47,207,020
Internet Software & Services	152,522,767	—	8,641,824	161,164,591
IT Services	62,188,008	—	—	62,188,008
Life Sciences Tools & Services	63,502,936	—	—	63,502,936
Machinery	22,673,889	—	—	22,673,889
Oil, Gas & Consumable Fuels	10,119,422	—	—	10,119,422
Pharmaceuticals	45,751,244	—	—	45,751,244
Professional Services	59,167,998	—	—	59,167,998
Software	137,064,200	—	—	137,064,200

MIST-243

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Technology Hardware, Storage & Peripherals	$12,256,396	$—	$—	$12,256,396
Textiles, Apparel & Luxury Goods	39,168,603	—	—	39,168,603
Total Common Stocks	1,107,902,162	5,837,687	8,641,824	1,122,381,673
Total Preferred Stocks*	—	—	13,578,214	13,578,214
Total Convertible Stocks*	—	—	7,617,626	7,617,626
Total Purchased Options*	—	245,612	—	245,612
Short-Term Investments
Mutual Fund	231,836,979	—	—	231,836,979
Repurchase Agreement	—	67,406,522	—	67,406,522
Total Short-Term Investments	231,836,979	67,406,522	—	299,243,501
Total Investments	$1,339,739,141	$73,489,821	$29,837,664	$1,443,066,626

Collateral for securities loaned (Liability)	$—	$(231,836,979)	$—	$(231,836,979)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $10,593,610 were due to the discontinuation of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Balance as of September 30, 2014	Change in Unrealized Appreciation/ (Depreciation) from investments still held at September 30, 2014
Common Stocks
Internet Software & Services	$6,322,612	$2,319,212	$—	$8,641,824	$2,319,212
Preferred Stocks
Internet & Catalog Retail	2,334,816	4,776,072	—	7,110,888	4,776,072
Internet Software & Services	799,709	326,771	—	1,126,480	326,771
Software	3,124,394	2,216,452	—	5,340,846	2,216,452
Convertible Preferred Stocks
Internet Software & Services	—	(41,961)	7,659,587	7,617,626	(41,961)

Total	$12,581,531	$9,596,546	$7,659,587	$29,837,664	$9,596,546

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at September 30, 2014	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; If Input Value Increases Then Fair Value:
Common Stock
Internet Software & Services	$8,641,824	Market Transaction Method	Precedent Transaction	$19.10	$19.10	$19.10	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.00%	18.00%	17.00%	Decrease
			Perpetual Growth Rate	2.50%	3.50%	3.00%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	7.9x	18.8x	14.1x	Increase
			Discount for Lack of Marketability	15.00%	15.00%	15.00%	Decrease

MIST-244

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

	Fair Value at September 30, 2014	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; If Input Value Increases Then Fair Value:
Preferred Stocks
Internet & Catalog Retail	$7,110,888	Market Transaction Method	Precedent Transaction	$72.15	$72.15	$72.15	Increase
Internet Software & Services	974,457	Discounted Cash Flow	Weighted Average Cost of Capital	16.00%	18.00%	17.00%	Decrease
			Perpetual Growth Rate	2.50%	3.50%	3.00%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	7.9x	18.8x	14.1x	Increase
			Discount for Lack of Marketability	15.00%	15.00%	15.00%	Decrease
		Market Transaction Method	Precedent Transaction	$19.10	$19.10	$19.10	Increase
	152,023	Merger & Acquisition Transaction	Sale/Merger Scenerio	$2.12	$2.12	$2.12	Increase
Software	5,340,846	Market Transaction Method	Precedent Transaction	$6.13	$6.13	$6.13	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.00%	18.00%	17.00%	Decrease
			Perpetual Growth Rate	2.50%	3.50%	3.00%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	10.2x	13.1x	11.2x	Increase
			Discount for Lack of Marketability	15.00%	15.00%	15.00%	Decrease
Convertible Preferred Stocks
Internet Software & Services	7,617,627	Market Transaction Method	Precedent Transaction	$40.71	$40.71	$40.71	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.50%	18.50%	17.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Market Comparable Companies	Enterprise Value / Revenue	8.5x	15.5x	11.7x	Increase
			Discount for Lack of Marketability	15.00%	15.00%	15.00%	Decrease

MIST-245

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Brazil—3.6%
Ambev S.A. (ADR)	1,187,760	$7,779,828
BM&FBovespa S.A.	1,792,000	8,192,209
Embraer S.A. (ADR)	314,670	12,341,357
Itau Unibanco Holding S.A. (ADR)	803,226	11,148,777
Vale S.A. (ADR) (a)	423,050	4,657,781

		44,119,952

China—0.5%
Alibaba Group Holding, Ltd. (ADR) (b)	23,700	2,105,745
JD.com, Inc. (ADR) (a) (b)	144,579	3,733,030

		5,838,775

Denmark—0.4%
FLSmidth & Co. A/S (a)	101,137	4,816,987

France—5.5%
Kering	98,675	19,858,441
LVMH Moet Hennessy Louis Vuitton S.A.	125,901	20,408,666
Societe Generale S.A.	192,020	9,760,124
Technip S.A.	212,531	17,832,783

		67,860,014

Germany—8.0%
Allianz SE	122,773	19,889,865
Bayer AG	139,020	19,470,222
Deutsche Bank AG	304,131	10,667,613
Linde AG	65,070	12,503,893
SAP SE	307,068	22,142,832
Siemens AG	117,086	13,955,064

		98,629,489

India—2.9%
DLF, Ltd.	3,659,520	8,853,546
ICICI Bank, Ltd. (ADR)	365,520	17,947,032
Zee Entertainment Enterprises, Ltd.	1,719,150	8,712,073

		35,512,651

Ireland—1.1%
Shire plc	154,469	13,350,722

Italy—1.5%
Brunello Cucinelli S.p.A. (a)	34,807	721,247
Gtech S.p.A. (a)	265,499	6,292,796
Prysmian S.p.A.	227,951	4,207,189
Tod’s S.p.A. (a)	73,208	7,242,239

		18,463,471

Japan—10.3%
Dai-ichi Life Insurance Co., Ltd. (The)	925,000	13,743,200
FANUC Corp.	47,500	8,577,780
KDDI Corp.	325,970	19,614,849
Keyence Corp.	41,300	17,966,662
Kyocera Corp.	265,400	12,380,977
Murata Manufacturing Co., Ltd.	210,900	24,001,515

Japan—(Continued)
Nidec Corp. (a)	247,600	16,764,371
Seibu Holdings, Inc. (a)	155,000	3,088,573
Sumitomo Mitsui Financial Group, Inc. (a)	288,600	11,777,086

		127,915,013

Mexico—0.8%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	111,804	10,291,558

Netherlands—1.9%
Airbus Group NV	378,313	23,746,707

Russia—1.0%
Alrosa AO	3,607,049	3,233,918
Gazprom OAO (London-Traded Shares) (ADR)	356,900	2,500,204
Gazprom OAO (ADR)	154,264	1,076,763
Moscow Exchange MICEX-RTS OAO	4,089,121	6,041,357

		12,852,242

Spain—3.7%
Banco Bilbao Vizcaya Argentaria S.A.	1,388,766	16,634,334
Inditex S.A.	703,200	19,372,200
Repsol S.A.	399,502	9,454,535

		45,461,069

Sweden—4.1%
Assa Abloy AB - Class B	366,361	18,787,353
Telefonaktiebolaget LM Ericsson - B Shares	2,567,909	32,412,832

		51,200,185

Switzerland—5.3%
Credit Suisse Group AG (b)	583,022	16,072,462
Nestle S.A.	165,666	12,151,551
Roche Holding AG	51,944	15,380,726
UBS AG (b)	1,248,844	21,667,587

		65,272,326

United Kingdom—4.0%
Circassia Pharmaceuticals plc (b)	1,063,155	5,238,997
Earthport plc (b)	2,678,740	1,875,881
Prudential plc	977,032	21,700,656
Unilever plc	501,364	20,927,430

		49,742,964

United States—42.4%
3M Co.	114,200	16,179,856
Adobe Systems, Inc. (b)	299,630	20,731,400
Aetna, Inc.	254,150	20,586,150
Allergan, Inc.	79,560	14,176,796
Altera Corp.	607,530	21,737,423
Biogen Idec, Inc. (b)	30,190	9,987,154
BioMarin Pharmaceutical, Inc. (b)	94,350	6,808,296
Celldex Therapeutics, Inc. (a) (b)	479,210	6,210,562
Citigroup, Inc.	468,880	24,297,362

MIST-246

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United States—(Continued)
Clovis Oncology, Inc. (a) (b)	114,140	$5,177,390
Colgate-Palmolive Co.	349,850	22,817,217
eBay, Inc. (b)	482,790	27,340,398
Emerson Electric Co.	169,480	10,606,058
Facebook, Inc. - Class A (b)	244,830	19,351,363
FNF Group	264,690	7,342,501
FNFV Group (b)	35,442	487,682
Gilead Sciences, Inc. (b)	162,170	17,262,997
Goldman Sachs Group, Inc. (The)	99,830	18,325,793
Google, Inc. - Class A (b)	31,050	18,270,130
Google, Inc. - Class C (b)	31,050	17,927,028
Intuit, Inc.	240,140	21,048,271
Maxim Integrated Products, Inc.	636,010	19,232,942
McDonald’s Corp.	118,040	11,191,372
McGraw Hill Financial, Inc.	333,500	28,164,075
Medivation, Inc. (b)	60,730	6,004,375
Microsoft Corp.	244,880	11,352,637
St. Jude Medical, Inc.	119,350	7,176,516
Theravance Biopharma, Inc. (a) (b)	70,625	1,627,906
Theravance, Inc. (a)	279,460	4,775,971
Tiffany & Co. (a)	192,660	18,555,085
United Parcel Service, Inc. - Class B	138,890	13,651,498
Vertex Pharmaceuticals, Inc. (b)	137,780	15,474,072
Walt Disney Co. (The)	318,350	28,342,700
WellPoint, Inc.	176,530	21,116,519
Zimmer Holdings, Inc.	125,890	12,658,240

		525,995,735

Total Common Stocks (Cost $922,009,429)		1,201,069,860

Preferred Stocks—1.8%

Germany—1.8%
Bayerische Motoren Werke (BMW) AG	271,171	22,045,555

India—0.0%
Zee Entertainment Enterprises, Ltd., 6.000%	27,128,157	368,971

Total Preferred Stocks (Cost $15,557,712)		22,414,526

Rights—0.0%

Spain—0.0%
Banco Bilbao Vizcaya Argentaria S.A., Expires 10/13/14 (a) (b) (Cost $141,149)	1,388,766	138,572

Short-Term Investments—6.7%

Mutual Fund—5.6%
State Street Navigator Securities Lending MET Portfolio (c)	69,528,987	69,528,987

Security Description	Principal Amount*	Value

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $13,638,037 on 10/01/14, collateralized by $13,895,000 U.S. Treasury Note at 0.250% due 08/15/15 with a value of $13,912,369.	13,638,037	13,638,037

Total Short-Term Investments (Cost $83,167,024)		83,167,024

Total Investments—105.5% (Cost $1,020,875,314) (d)		1,306,789,982
Other assets and liabilities (net)—(5.5)%		(68,168,479)

Net Assets—100.0%		$1,238,621,503

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $67,435,809 and the collateral received consisted of cash in the amount of $69,528,987 and non-cash collateral with a value of $1,590,065. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2014, the aggregate cost of investments was $1,020,875,314. The aggregate unrealized appreciation and depreciation of investments were $303,556,352 and $(17,641,684), respectively, resulting in net unrealized appreciation of $285,914,668.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2014 (Unaudited)	% of Net Assets
Banks	7.4
Internet Software & Services	6.9
Software	6.1
Biotechnology	5.8
Pharmaceuticals	5.5
Capital Markets	5.4
Insurance	5.0
Electronic Equipment, Instruments & Components	4.4
Textiles, Apparel & Luxury Goods	3.9
Diversified Financial Services	3.5

MIST-247

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$44,119,952	$—	$—	$44,119,952
China	5,838,775	—	—	5,838,775
Denmark	—	4,816,987	—	4,816,987
France	—	67,860,014	—	67,860,014
Germany	—	98,629,489	—	98,629,489
India	17,947,032	17,565,619	—	35,512,651
Ireland	—	13,350,722	—	13,350,722
Italy	—	18,463,471	—	18,463,471
Japan	—	127,915,013	—	127,915,013
Mexico	10,291,558	—	—	10,291,558
Netherlands	—	23,746,707	—	23,746,707
Russia	10,352,038	2,500,204	—	12,852,242
Spain	—	45,461,069	—	45,461,069
Sweden	—	51,200,185	—	51,200,185
Switzerland	—	65,272,326	—	65,272,326
United Kingdom	—	49,742,964	—	49,742,964
United States	525,995,735	—	—	525,995,735
Total Common Stocks	614,545,090	586,524,770	—	1,201,069,860
Preferred Stocks
Germany	—	22,045,555	—	22,045,555
India	368,971	—	—	368,971
Total Preferred Stocks	368,971	22,045,555	—	22,414,526
Total Rights*	138,572	—	—	138,572
Short-Term Investments
Mutual Fund	69,528,987	—	—	69,528,987
Repurchase Agreement	—	13,638,037	—	13,638,037
Total Short-Term Investments	69,528,987	13,638,037	—	83,167,024
Total Investments	$684,581,620	$622,208,362	$—	$1,306,789,982

Collateral for securities loaned (Liability)	$—	$(69,528,987)	$—	$(69,528,987)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $6,095,539 were due to the discontinuation of a systematic fair valuation model factor.

MIST-248

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—20.5% of Net Assets

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—20.5%
U.S. Treasury Inflation Indexed Bond 3.875%, 04/15/29	811,602	$1,144,867
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/17	814,001	824,811
0.125%, 01/15/23	474,807	459,376
0.375%, 07/15/23	708,456	700,763
1.250%, 07/15/20	273,120	289,977

Total U.S. Treasury & Government Agencies (Cost $3,481,241)		3,419,794

Investment Company Security—12.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $2,121,258)	17,931	2,119,803

Short-Term Investments—49.0%

Discount Notes—14.7%
Federal Home Loan Bank 0.250%, 01/16/15	940,000	940,378
Federal Home Loan Mortgage Corp. 0.750%, 11/25/14	875,000	875,918
Federal National Mortgage Association 0.625%, 10/30/14	625,000	625,277

		2,441,573

Mutual Fund—6.0%
UBS Select Treasury Institutional Fund, Institutional Class 0.010% (b)	1,000,000	1,000,000

U.S. Treasury—6.0%
U.S. Treasury Bill 0.016%, 01/15/15 (a) (c)	1,000,000	999,948

Repurchase Agreement—22.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $3,708,503 on 10/01/14, collateralized by $3,780,000 U.S. Treasury Note at 0.250% due 08/15/15 with a value of $3,784,725.	3,708,503	3,708,503

Total Short-Term Investments (Cost $8,154,275)		8,150,024

Total Investments—82.2% (Cost $13,756,774) (d)		13,689,621
Other assets and liabilities (net)—17.8%		2,970,241

Net Assets—100.0%		$16,659,862

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	The rate shown represents current yield to maturity.
(b)	The rate shown represents the annualized seven-day yield as of September 30, 2014.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2014, the market value of securities pledged was $309,976.
(d)	As of September 30, 2014, the aggregate cost of investments was $13,756,774. The aggregate and net unrealized depreciation of investments was $(67,153).

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/14	19	AUD	2,274,858	$17,814
Bloomberg Commodity Index Futures	12/17/14	21	USD	255,635	(5,945)
Brent Crude Oil Futures	11/13/14	1	USD	102,493	(7,173)
Canada Government Bond 10 Year Futures	12/18/14	19	CAD	2,590,811	(14,904)
Cattle Feeder Futures	03/26/15	3	USD	324,699	15,463
Cocoa Futures	12/15/14	4	USD	127,305	4,695
Coffee “C” Futures	12/18/14	1	USD	70,804	1,703
Corn Futures	05/14/15	2	USD	41,181	(6,981)
Cotton No. 2 Futures	12/08/14	5	USD	172,813	(19,388)
E-Mini Copper Futures	11/25/14	4	USD	161,138	(10,738)
E-Mini Natural Gas Futures	10/28/14	14	USD	142,318	1,917
Euro Buxl 30 Year Bond Futures	12/08/14	2	EUR	281,159	4,599
Euro-Bobl Futures	12/08/14	3	EUR	383,404	450
Euro-Bund Futures	12/08/14	2	EUR	297,502	2,397
Euro-Schatz Futures	12/08/14	15	EUR	1,665,320	(310)
Gasoil Futures	10/10/14	1	USD	94,120	(13,570)
Gasoline RBOB Futures	10/31/14	1	USD	108,650	(6,283)
Gold Mini Futures	12/29/14	7	USD	300,588	(19,012)

MIST-249

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Interest Rate Swap 10 Year Futures	12/15/14	11	USD	1,132,063	$(5,251)
Interest Rate Swap 2 Year Futures	12/15/14	81	USD	8,114,745	(15,378)
Interest Rate Swap 5 Year Futures	12/15/14	31	USD	3,141,729	(15,088)
Japanese Government 10 Year Bond Mini Futures	12/10/14	43	JPY	626,355,350	5,723
Lean Hogs Futures	04/15/15	13	USD	481,831	(10,321)
Live Cattle Futures	04/30/15	9	USD	567,036	17,154
MSCI EAFE Mini Index Futures	12/19/14	32	USD	3,025,680	(82,160)
MSCI Emerging Markets Mini Index Futures	12/19/14	21	USD	1,104,128	(51,293)
Mini Silver Futures	12/29/14	7	USD	136,202	(16,803)
NY Harbor ULSD Futures	11/28/14	1	USD	118,188	(6,611)
Nickel Futures	12/15/14	1	USD	110,504	(12,680)
Primary Aluminum Futures	12/17/14	4	USD	197,243	(1,418)
Russell 2000 Mini Index Futures	12/19/14	9	USD	1,027,253	(40,313)
S&P 500 E-Mini Index Futures	12/19/14	24	USD	2,371,620	(13,020)
Soybean Futures	11/14/14	3	USD	178,122	(41,134)
Soybean Meal Futures	12/12/14	5	USD	190,880	(41,430)
Soybean Oil Futures	03/13/15	1	USD	21,675	(1,923)
U.S. Treasury Long Bond Futures	12/19/14	14	USD	1,952,671	(21,983)
U.S. Treasury Note 10 Year Futures	12/19/14	11	USD	1,379,503	(8,456)
U.S. Treasury Note 2 Year Futures	12/31/14	1	USD	218,916	(73)
United Kingdom Long Gilt Futures	12/29/14	15	GBP	1,689,417	12,456
Zinc Futures	12/15/14	3	USD	168,539	3,024

Net Unrealized Depreciation					$(402,244)

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

MIST-250

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$3,419,794	$—	$3,419,794
Total Investment Company Security	2,119,803	—	—	2,119,803
Short-Term Investments
Discount Notes	—	2,441,573	—	2,441,573
Mutual Fund	1,000,000	—	—	1,000,000
U.S. Treasury	—	999,948	—	999,948
Repurchase Agreement	—	3,708,503	—	3,708,503
Total Short-Term Investments	1,000,000	7,150,024	—	8,150,024
Total Investments	$3,119,803	$10,569,818	$—	$13,689,621

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$87,395	$—	$—	$87,395
Futures Contracts (Unrealized Depreciation)	(489,639)	—	—	(489,639)
Total Futures Contracts	$(402,244)	$—	$—	$(402,244)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-251

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—98.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—1.0%
Fannie Mae ARM Pool 1.318%, 07/01/44 (a)	25,614	$26,160
1.318%, 09/01/44 (a)	45,280	46,366
2.485%, 11/01/34 (a)	1,153,478	1,239,116
Fannie Mae REMICS (CMO) 0.215%, 07/25/37 (a)	989,972	970,456
0.222%, 12/25/36 (a)	95,729	93,931
0.305%, 08/25/34 (a)	150,789	150,874
0.505%, 07/25/37 (a)	43,721	43,861
0.535%, 07/25/37 (a)	284,694	286,190
0.835%, 02/25/41 (a)	3,918,659	3,967,250
2.202%, 05/25/35 (a)	631,942	645,391
Fannie Mae Whole Loan (CMO) 0.505%, 05/25/42 (a)	81,818	82,069
Freddie Mac ARM Non-Gold Pool 2.371%, 01/01/34	115,840	123,550
Freddie Mac REMICS (CMO) 0.304%, 10/15/20 (a)	532,743	533,752
0.384%, 02/15/19 (a)	1,166,609	1,170,062
0.604%, 08/15/33 (a)	3,325,786	3,342,355
Freddie Mac Strips (CMO) 0.604%, 09/15/42 (a)	10,591,438	10,596,142
Freddie Mac Structured Pass-Through Securities(CMO) 0.415%, 08/25/31 (a)	63,679	62,232
1.318%, 10/25/44 (a)	3,754,852	3,887,702
1.318%, 02/25/45 (a)	1,128,855	1,144,280
Ginnie Mae (CMO) 0.454%, 03/20/37 (a)	4,692,926	4,697,985

		33,109,724

Federal Agencies—0.6%
Federal Home Loan Mortgage Corp. 2.500%, 10/02/19	18,100,000	18,101,032

U.S. Treasury—97.2%
U.S. Treasury Bonds 3.125%, 08/15/44 (b)	19,100,000	18,795,584
U.S. Treasury Inflation Indexed Bonds
0.625%, 02/15/43 (b)	36,477,056	32,202,383
0.750%, 02/15/42 (b)	3,584,960	3,282,759
1.375%, 02/15/44 (b)	62,418,049	66,762,907
1.750%, 01/15/28 (b)	162,270,229	180,614,392
2.000%, 01/15/26 (b)	92,179,968	104,919,516
2.125%, 02/15/40 (b)	26,231,884	32,461,956
2.125%, 02/15/41 (b)	979,164	1,218,218
2.375%, 01/15/25 (b)	180,156,116	211,007,850
2.375%, 01/15/27 (b)	126,929,954	150,233,531
2.500%, 01/15/29 (b)	50,707,349	61,890,703
3.625%, 04/15/28 (b)	38,766,202	52,643,300
3.875%, 04/15/29 (b)	98,479,256	138,917,300
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/16 (b)	138,437,468	140,038,082
0.125%, 04/15/17 (b)	13,940,677	14,125,823
0.125%, 04/15/19 (b)	120,713,738	121,006,106

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/22 (b) (c) (d) (e)	82,623,776	80,725,991
0.125%, 07/15/22 (b) (e)	317,515,465	309,949,706
0.125%, 01/15/23 (b) (e)	242,898,317	235,004,121
0.125%, 07/15/24 (b)	75,934,622	72,903,160
0.375%, 07/15/23 (b) (c) (d)	111,784,421	110,570,554
0.500%, 04/15/15 (b)	33,385,280	33,408,750
0.625%, 07/15/21 (b) (c) (d) (e)	300,874,525	306,938,952
1.125%, 01/15/21 (b) (c) (d) (e)	47,036,220	49,336,573
1.250%, 07/15/20 (b) (c) (d) (e)	191,300,113	203,106,965
1.375%, 01/15/20 (b) (d) (e)	132,610,678	141,054,265
1.625%, 01/15/15 (b) (e)	16,705,447	16,717,191
1.625%, 01/15/18 (b) (e)	19,418,863	20,621,920
1.875%, 07/15/15 (b)	82,889,155	84,728,299
1.875%, 07/15/19 (b) (e)	15,942,668	17,396,193
2.000%, 01/15/16 (b)	34,199,522	35,401,840
2.375%, 01/15/17 (b)	3,948,639	4,216,096
2.625%, 07/15/17 (b)	17,802,525	19,408,918

		3,071,609,904

Total U.S. Treasury & Government Agencies (Cost $3,297,202,116)		3,122,820,660

Foreign Government—16.0%

Provincial—0.7%
New South Wales Treasury Corp. 2.500%, 11/20/35 (AUD)	3,900,000	4,528,025
2.750%, 11/20/25 (AUD)	14,400,000	17,202,754

		21,730,779

Sovereign—15.3%
Brazil Letras do Tesouro Nacional 21.283%, 01/01/18 (BRL)	42,800,000	11,925,511
28.552%, 01/01/17 (BRL)	55,300,000	17,348,193
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	138,708,000	51,350,031
10.000%, 01/01/25 (BRL)	21,200,000	7,555,358
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.750%, 04/15/18 (EUR)	139,225,625	184,803,222
Colombian TES 3.000%, 03/25/33 (COP)	7,426,913,870	3,166,220
France Government Bond OAT 0.250%, 07/25/18 (EUR)	9,946,080	13,096,931
0.700%, 07/25/30 (EUR)	999,000	1,342,958
Hellenic Republic Government International Bonds 3.800%, 08/08/17 (JPY)	150,000,000	1,337,230
4.500%, 07/03/17 (JPY)	300,000,000	2,697,895
Italy Buoni Poliennali Del Tesoro 1.700%, 09/15/18 (EUR)	8,862,832	11,913,991
2.100%, 09/15/16 (EUR)	2,346,300	3,100,000
2.100%, 09/15/17 (EUR)	14,473,000	19,466,693

MIST-252

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Italy Buoni Poliennali Del Tesoro 2.100%, 09/15/21 (EUR)	3,130,057	$4,334,530
2.250%, 04/22/17 (EUR)	5,703,876	7,498,938
2.350%, 09/15/24 (144A) (EUR)	22,225,974	31,214,236
2.550%, 10/22/16 (EUR)	9,406,392	12,361,918
2.550%, 09/15/41 (EUR)	5,628,428	7,733,243
3.100%, 09/15/26 (EUR)	633,900	948,466
Mexican Udibonos 4.000%, 11/08/46 (MXN)	25,893,155	2,081,632
New Zealand Government Bond 3.000%, 09/20/30 (NZD) (f)	11,600,000	9,668,870
Slovenia Government International Bond 4.700%, 11/01/16 (144A) (EUR)	6,400,000	8,717,433
Spain Government Bonds 3.800%, 04/30/24 (144A) (EUR)	15,500,000	22,508,393
5.400%, 01/31/23 (144A) (EUR)	29,800,000	48,075,796

		484,247,688

Total Foreign Government (Cost $531,102,867)		505,978,467

Corporate Bonds & Notes—8.5%

Banks—6.4%
Achmea Bank NV 3.200%, 11/03/14 (144A)	483,000	484,188
Banca Monte dei Paschi di Siena S.p.A. 4.875%, 09/15/16 (EUR)	1,000,000	1,368,010
Bankia S.A. 3.500%, 12/14/15 (EUR)	7,800,000	10,214,379
3.500%, 01/17/19 (EUR)	3,100,000	4,209,116
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	5,000,000	5,450,000
BNP Paribas S.A. 0.547%, 11/07/15 (a)	23,200,000	23,199,977
BPCE S.A. 0.801%, 11/18/16 (a)	13,300,000	13,347,428
BPE Financiaciones S.A. 2.500%, 02/01/17 (EUR)	2,700,000	3,472,473
2.875%, 05/19/16 (EUR)	5,600,000	7,227,205
China Construction Bank Corp. 1.700%, 04/16/15	4,000,000	4,014,148
CIT Group, Inc. 4.750%, 02/15/15 (144A)	3,100,000	3,131,000
Citigroup, Inc. 0.760%, 05/01/17 (a)	33,800,000	33,868,884
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.565%, 04/28/17 (a)	33,700,000	33,682,712
Credit Agricole S.A. 7.875%, 01/23/24 (a)	200,000	202,000
Depfa ACS Bank 3.875%, 11/14/16 (EUR)	600,000	814,623
Eksportfinans ASA 2.375%, 05/25/16	4,100,000	4,104,920

Banks—(Continued)
Intesa Sanpaolo S.p.A. 3.125%, 01/15/16	3,200,000	3,273,568
JPMorgan Chase & Co. 0.784%, 04/25/18 (a)	33,700,000	33,877,734
Rabobank Nederland 4.000%, 09/10/15 (GBP)	5,160,000	8,589,739
Turkiye Garanti Bankasi A/S 2.734%, 04/20/16 (144A) (a)	1,600,000	1,598,400
Westpac Banking Corp. 2.700%, 12/09/14 (144A)	4,900,000	4,920,399

		201,050,903

Electric—0.4%
Electricite de France S.A. 0.694%, 01/20/17 (144A) (a)	9,000,000	9,012,870
1.150%, 01/20/17 (144A)	2,800,000	2,792,796

		11,805,666

Home Builders—0.2%
D.R. Horton, Inc. 5.250%, 02/15/15	7,500,000	7,575,000

Oil & Gas—0.3%
California Resources Corp. 5.500%, 09/15/21 (144A)	8,000,000	8,120,000
Chesapeake Energy Corp. 3.484%, 04/15/19 (a)	800,000	802,000

		8,922,000

Telecommunications—1.0%
BellSouth Corp. 4.182%, 04/26/15 (144A) (g)	32,600,000	33,268,854

Transportation—0.2%
Hellenic Railways Organization S.A. 4.028%, 03/17/17 (EUR)	3,900,000	4,836,147

Total Corporate Bonds & Notes (Cost $270,000,928)		267,458,570

Mortgage-Backed Securities—3.3%

Collateralized Mortgage Obligations—2.4%
Banc of America Funding Trust 2.640%, 02/20/36 (a)	1,548,824	1,545,421
Banc of America Mortgage Trust 2.653%, 06/25/35 (a)	374,753	357,503
2.686%, 09/25/35 (a)	232,559	220,786
4.652%, 11/25/34 (a)	80,750	77,497
6.500%, 09/25/33	58,662	60,465
BCAP LLC Trust 5.050%, 03/26/37 (144A) (a)	2,253,380	2,219,764
Bear Stearns Adjustable Rate Mortgage Trust 2.164%, 08/25/35 (a)	169,519	172,382
2.528%, 03/25/35 (a)	6,571	6,644

MIST-253

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Bear Stearns Adjustable Rate Mortgage Trust 2.580%, 03/25/35 (a)	765,890	$773,583
2.654%, 03/25/35 (a)	653,177	637,908
2.867%, 01/25/35 (a)	2,469,076	2,492,275
Bear Stearns ALT-A Trust 0.315%, 02/25/34 (a)	276,241	254,337
2.617%, 09/25/35 (a)	2,031,619	1,764,690
Chase Mortgage Finance Trust 2.476%, 02/25/37 (a)	166,676	166,091
Citigroup Mortgage Loan Trust, Inc. 2.200%, 09/25/35 (a)	254,920	256,429
2.280%, 09/25/35 (a)	236,718	237,819
2.514%, 05/25/35 (a)	61,570	61,705
2.514%, 10/25/35 (a)	4,282,584	4,276,550
Countrywide Alternative Loan Trust 0.334%, 02/20/47 (a)	1,462,776	1,098,014
0.335%, 05/25/47 (a)	482,632	407,707
0.435%, 12/25/35 (a)	40,075	35,235
5.500%, 06/25/35	1,041,654	1,044,285
Countrywide Home Loan Mortgage Pass-Through Trust 0.445%, 04/25/35 (a)	1,124,630	1,041,721
0.495%, 06/25/35 (144A) (a)	168,345	150,655
2.399%, 11/19/33 (a)	41,399	40,889
2.624%, 08/25/34 (a)	290,454	258,074
3.787%, 11/20/34 (a)	668,210	637,035
Deutsche ALT-B Securities Mortgage Loan Trust 0.255%, 10/25/36 (a)	44,658	27,483
5.869%, 10/25/36	788,756	631,443
5.886%, 10/25/36	788,756	631,963
First Horizon Alternative Mortgage Securities Trust 2.207%, 06/25/34 (a)	372,317	368,532
Granite Mortgages plc 0.946%, 09/20/44 (GBP) (a)	558,427	903,664
GreenPoint Mortgage Funding Trust 0.425%, 11/25/45 (a)	209,529	165,655
GreenPoint MTA Trust 0.375%, 06/25/45 (a)	455,949	405,180
GSR Mortgage Loan Trust 2.601%, 05/25/35 (a)	791,581	734,906
2.660%, 09/25/35 (a)	572,208	576,991
2.865%, 01/25/35 (a)	464,482	460,854
4.858%, 11/25/35 (a)	1,103,841	1,018,462
HarborView Mortgage Loan Trust 0.373%, 05/19/35 (a)	122,345	104,590
0.433%, 02/19/36 (a)	250,766	194,622
Indymac Index Mortgage Loan Trust 2.721%, 11/25/35 (a)	1,229,983	1,105,565
JPMorgan Mortgage Trust 2.165%, 07/27/37 (144A) (a)	1,281,086	1,103,739
2.534%, 08/25/35 (a)	754,329	737,072
2.547%, 07/25/35 (a)	398,819	406,112
2.558%, 08/25/35 (a)	512,812	508,452

Collateralized Mortgage Obligations—(Continued)
JPMorgan Mortgage Trust 2.583%, 07/25/35 (a)	371,805	374,013
2.646%, 02/25/35 (a)	671,275	665,760
5.016%, 06/25/35 (a)	1,311,418	1,308,385
5.063%, 09/25/35 (a)	173,451	172,317
Master Adjustable Rate Mortgages Trust 2.193%, 12/25/33 (a)	243,650	246,602
2.635%, 11/21/34 (a)	402,901	411,061
Mellon Residential Funding Corp. 0.594%, 12/15/30 (a)	53,119	50,688
0.854%, 11/15/31 (a)	384,748	384,745
Merrill Lynch Mortgage Investors Trust 0.405%, 11/25/35 (a)	197,116	187,266
1.155%, 10/25/35 (a)	372,018	354,369
1.572%, 10/25/35 (a)	1,288,297	1,270,588
5.394%, 12/25/35 (a)	357,982	336,441
National Credit Union Administration Guaranteed Notes 0.606%, 10/07/20 (a)	3,301,836	3,318,854
0.716%, 12/08/20 (a)	5,116,725	5,153,637
RBSSP Resecuritization Trust 2.089%, 07/26/45 (144A) (a)	9,048,310	9,112,535
Residential Accredit Loans, Inc. 0.455%, 08/25/35 (a)	192,861	152,192
1.475%, 09/25/45 (a)	208,584	168,912
Sequoia Mortgage Trust 0.354%, 07/20/36 (a)	1,870,534	1,753,847
0.853%, 10/19/26 (a)	106,604	105,755
Structured Adjustable Rate Mortgage Loan Trust 1.518%, 01/25/35 (a)	158,747	127,719
2.473%, 02/25/34 (a)	242,693	245,880
4.123%, 12/25/34 (a)	477,032	464,422
Structured Asset Mortgage Investments II Trust 0.345%, 06/25/36 (a)	120,634	102,628
0.365%, 05/25/46 (a)	54,865	41,647
0.403%, 07/19/35 (a)	296,815	270,316
0.483%, 10/19/34 (a)	141,487	134,602
Structured Asset Securities Corp. 2.612%, 10/28/35 (144A) (a)	132,866	126,007
Swan Trust 3.953%, 04/25/41 (AUD) (a)	278,168	246,516
TBW Mortgage Backed Pass-Through Certificates 6.015%, 07/25/37	361,053	276,218
Thornburg Mortgage Securities Trust 6.036%, 09/25/37 (a)	1,862,215	1,934,549
WaMu Mortgage Pass-Through Certificates Trust 0.415%, 11/25/45 (a)	216,439	203,450
0.445%, 10/25/45 (a)	1,322,557	1,263,880
0.885%, 05/25/47 (a)	555,284	478,834
0.925%, 12/25/46 (a)	128,099	121,274
1.115%, 02/25/46 (a)	220,123	208,901
1.115%, 08/25/46 (a)	9,307,222	8,195,195

MIST-254

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust 1.315%, 11/25/42 (a)	27,492	$26,931
2.176%, 07/25/46 (a)	838,827	761,066
2.176%, 11/25/46 (a)	271,859	250,572
2.439%, 12/25/35 (a)	270,639	257,761
5.225%, 08/25/35 (a)	191,565	183,958
Wells Fargo Mortgage Backed Securities Trust 2.603%, 03/25/36 (a)	197,374	192,433
2.606%, 10/25/35 (a)	24,621	24,803
2.610%, 04/25/36 (a)	1,166,059	1,142,666
2.615%, 11/25/34 (a)	269,482	274,448
2.618%, 09/25/34 (a)	491,691	503,217
5.594%, 04/25/36 (a)	447,585	443,561

		74,412,170

Commercial Mortgage-Backed Securities—0.9%
Banc of America Commercial Mortgage Trust 5.790%, 06/10/49 (a)	1,100,000	1,192,413
5.948%, 02/10/51 (a)	858,338	942,591
Banc of America Re-REMIC Trust 5.676%, 02/17/51 (144A) (a)	922,828	986,577
5.679%, 06/24/50 (144A) (a)	1,612,143	1,730,475
Commercial Mortgage Pass-Through Certificates 3.156%, 07/10/46 (144A)	2,184,903	2,218,821
Credit Suisse Mortgage Capital Certificates 5.383%, 02/15/40 (144A)	1,201,430	1,261,717
5.467%, 09/18/39 (144A) (a)	1,621,498	1,700,045
GS Mortgage Securities Trust 4.592%, 08/10/43 (144A)	25,000	27,310
Indus Eclipse plc 0.728%, 01/25/20 (GBP) (a)	492,197	783,563
JPMorgan Chase Commercial Mortgage Securities Trust 5.794%, 02/12/51 (a)	1,500,000	1,638,855
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700%, 09/12/49	5,400,000	5,918,648
RBSCF Trust 6.241%, 12/16/49 (144A) (a)	2,376,735	2,524,119
Vornado DP LLC 4.004%, 09/13/28 (144A)	7,000,000	7,449,386
Wachovia Bank Commercial Mortgage Trust 0.234%, 06/15/20 (144A) (a)	483,037	480,666

		28,855,186

Total Mortgage-Backed Securities (Cost $95,290,234)		103,267,356

Asset-Backed Securities—2.4%
Security Description	Principal Amount*	Value

Asset-Backed - Home Equity — 0.2%
Asset Backed Funding Certificates 0.855%, 06/25/34 (a)	578,536	540,508
Bear Stearns Asset Backed Securities Trust 0.815%, 10/25/32 (a)	17,799	16,922
1.155%, 10/25/37 (a)	2,711,953	2,531,147
First NLC Trust 0.225%, 08/25/37 (144A) (a)	1,448,717	797,558
HSBC Home Equity Loan Trust 0.304%, 03/20/36 (a)	1,250,469	1,240,434
HSI Asset Securitization Corp. Trust 0.205%, 10/25/36 (a)	8,326	4,587
Soundview Home Loan Trust 0.215%, 11/25/36 (144A) (a)	59,654	23,890

		5,155,046

Asset-Backed-Manufactured Housing—0.0%
Conseco Finance Securitizations Corp. 6.681%, 12/01/33 (a)	458,781	459,948

Asset-Backed - Other—1.7%
Aquilae CLO II plc 0.546%, 01/17/23 (EUR) (a)	1,470,525	1,847,978
Carrington Mortgage Loan Trust 0.475%, 10/25/35 (a)	76,180	75,850
Countrywide Asset-Backed Certificates 0.335%, 07/25/36 (a)	3,289,400	3,218,254
0.405%, 04/25/36 (a)	149,235	146,218
Credit-Based Asset Servicing and Securitization LLC 0.276%, 07/25/37 (144A) (a)	158,815	104,076
CSAB Mortgage Backed Trust 5.720%, 09/25/36	915,540	710,139
Equity One Mortgage Pass-Through Trust 0.455%, 04/25/34 (a)	114,501	94,200
Hillmark Funding, Ltd. 0.484%, 05/21/21 (144A) (a)	12,886,699	12,734,017
JPMorgan Mortgage Acquisition Trust 0.215%, 03/25/47 (a)	198,187	192,294
Magi Funding plc 0.677%, 04/11/21 (144A) (EUR) (a)	826,353	1,040,464
Morgan Stanley IXIS Real Estate Capital Trust 0.205%, 11/25/36 (a)	826	465
Nautique Funding, Ltd. 0.484%, 04/15/20 (144A) (a)	451,805	450,216
NYLIM Flatiron CLO, Ltd. 0.454%, 08/08/20 (144A) (a)	331,919	330,524
OneMain Financial Issuance Trust 2.470%, 09/18/24 (144A)	14,800,000	14,804,632
Park Place Securities, Inc. 0.415%, 09/25/35 (a)	19,502	19,363
1.175%, 12/25/34 (a)	1,122,845	1,123,914
Penta CLO S.A. 0.614%, 06/04/24 (EUR) (a)	4,357,383	5,452,296

MIST-255

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Other—(Continued)
Small Business Administration Participation Certificates 5.510%, 11/01/27	3,480,845	$3,872,048
Structured Asset Securities Corp. 0.295%, 05/25/47 (a)	3,200,000	3,056,096
1.655%, 04/25/35 (a)	477,292	462,836
Symphony CLO, Ltd. 0.474%, 05/15/19 (144A) (a)	3,084,651	3,078,050
Wood Street CLO B.V. 0.433%, 03/29/21 (144A) (EUR) (a)	265,817	334,555

		53,148,485

Asset-Backed-Student Loan—0.5%
College Loan Corp. Trust 0.484%, 01/25/24 (a)	900,000	879,179
Nelnet Student Loan Trust 0.934%, 07/25/18 (a)	57,456	57,479
North Carolina State Education Assistance Authority 0.684%, 10/26/20 (a)	941,555	942,733
SLM Student Loan Trust 0.244%, 10/25/17 (a)	278,310	277,852
0.734%, 10/25/17 (a)	272,424	272,724
1.734%, 04/25/23 (a)	14,106,774	14,620,782

		17,050,749

Total Asset-Backed Securities (Cost $72,816,469)		75,814,228

Floating Rate Loan (a)—0.2%

Healthcare-Services—0.2%
Iasis Healthcare LLC Term Loan B2, 4.500%, 05/03/18 (Cost $7,034,585)	7,046,736	7,033,523

Convertible Preferred Stock—0.0%

Banks—0.0%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,082,259

Municipals—0.0%
Tobacco Settlement Financing Authority 7.467%, 06/01/47 (Cost $712,400)	745,000	631,894

Purchased Options—0.0%
Security Description	Principal/ Notional Amount*	Value

Put Options—0.0%
OTC - 5 Year Interest Rate Swap, Exercise Rate 1.000%, Expires 10/29/14 (Counterparty - Goldman Sachs Bank USA) (EUR) (f)	12,500,000	0
OTC - 5 Year Interest Rate Swap, Exercise Rate 1.000%, Expires 11/10/14 (Counterparty - Goldman Sachs Bank USA) (EUR) (f)	40,400,000	0

Total Purchased Options (Cost $748,979)		0

Short-Term Investments—12.4%

Commercial Paper—1.8%
Banco Bilbao Vizcaya Argentaria S.A. 0.983%, 10/23/15 (h)	33,750,000	33,747,617
1.081%, 05/16/16 (h)	14,000,000	14,000,000
Itau Unibanco S.A. New York 1.150%, 06/04/15 (h)	10,800,000	10,800,000

		58,547,617

Discount Note—0.0%
Federal Home Loan Bank 0.058%, 03/25/15 (h)	100,000	99,972

Foreign Government—4.7%
Hellenic Republic Treasury Bills 2.027%, 01/09/15 (EUR) (h)	8,900,000	11,202,086
2.126%, 12/12/14 (EUR) (h)	24,100,000	30,357,411
Japan Treasury Bills 0.023%, 11/10/14 (JPY) (h)	10,810,000,000	98,563,150
0.029%, 11/04/14 (JPY) (h)	790,000,000	7,203,043

		147,325,690

U.S. Treasury—0.4%
U.S. Treasury Bills 0.035%, 02/12/15 (e) (h) (i)	683,000	682,949
0.037%, 02/19/15 (d) (e) (h) (i)	1,560,000	1,559,847
0.038%, 03/19/15 (e) (h) (i)	4,041,000	4,040,286
0.041%, 03/05/15 (d) (e) (h) (i)	949,000	948,835
0.041%, 03/12/15 (e) (h) (i)	4,470,000	4,469,176
0.045%, 10/09/14 (d) (h) (i)	80,000	79,999

		11,781,092

Repurchase Agreements—5.5%
Credit Suisse Securities (USA) LLC Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $172,600,000 on 10/01/14 collateralized by $175,893,000 U.S. Treasury Note at 0.375% due 11/15/14 with a value of $175,961,598.	172,600,000	172,600,000

MIST-256

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $2,553,779 on 10/01/14 collateralized by $2,605,000 Federal Home Loan Bank at 0.200% due 08/19/15 with a value of $2,605,729.	2,553,779	$2,553,779

		175,153,779

Total Short-Term Investments (Cost $403,740,460)		392,908,150

Total Investments—141.6% (Cost $4,679,549,038) (j)		4,476,995,107
Other assets and liabilities (net)—(41.6)%		(1,315,830,064)

Net Assets—100.0%		$3,161,165,043

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2014, the market value of securities pledged was $2,751,544.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2014, the market value of securities pledged was $15,023,779.
(e)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of September 30, 2014, the market value of securities pledged was $7,243,479.
(f)	Illiquid security. As of September 30, 2014, these securities represent 0.3% of net assets.
(g)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2014, the market value of restricted securities was $33,268,854, which is 1.1% of net assets. See details shown in the Restricted Securities table that follows.
(h)	The rate shown represents current yield to maturity.
(i)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of September 30, 2014, the value of securities pledged amounted to $8,394,503.
(j)	As of September 30, 2014, the aggregate cost of investments was $4,679,549,038. The aggregate unrealized appreciation and depreciation of investments were $17,843,321 and $(220,397,252), respectively, resulting in net unrealized depreciation of $(202,553,931).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $244,084,163, which is 7.7% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
BellSouth Corp.	04/16/14	$32,600,000	$33,776,534	$33,268,854

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	25,892,000	Citibank N.A.	10/02/14	$22,974,293	$(304,548)
BRL	83,753,290	BNP Paribas S.A.	10/02/14	34,171,069	45,371
BRL	2,550,581	Credit Suisse International	10/02/14	1,124,000	(81,990)
BRL	27,393,100	JPMorgan Chase Bank N.A.	10/02/14	11,176,295	14,839
BRL	4,275,562	UBS AG Stamford	10/02/14	1,886,000	(139,269)
BRL	21,450,403	UBS AG Stamford	10/02/14	9,127,831	(364,517)
BRL	37,468,486	UBS AG Stamford	10/02/14	16,390,055	(1,082,738)
BRL	45,401,358	UBS AG Stamford	10/02/14	19,869,738	(1,321,537)
COP	5,070,964,788	Deutsche Bank AG	10/16/14	2,499,243	2,192
EUR	1,312,000	Citibank N.A.	10/02/14	1,695,290	(38,168)
EUR	403,676,000	Citibank N.A.	10/02/14	512,224,476	(2,361,315)

MIST-257

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	147,000	Deutsche Bank AG	10/02/14	$190,098	$(4,430)
EUR	627,000	JPMorgan Chase Bank N.A.	10/02/14	811,824	(19,891)
EUR	640,000	JPMorgan Chase Bank N.A.	10/02/14	829,386	(21,034)
GBP	886,000	Barclays Bank plc	10/02/14	1,454,105	(17,765)
GBP	8,491,000	JPMorgan Chase Bank N.A.	10/02/14	13,859,010	(93,824)
GBP	2,656,000	Barclays Bank plc	11/04/14	4,355,002	(50,460)
INR	559,709,820	BNP Paribas S.A.	10/15/14	9,227,000	(188,418)
INR	179,933,715	Barclays Bank plc	10/15/14	2,967,000	(61,306)
INR	430,104,862	Societe Generale Paris	10/15/14	7,106,000	(160,369)
INR	308,820,935	UBS AG Stamford	10/15/14	5,099,000	(111,946)
INR	2,426,078,500	UBS AG Stamford	10/15/14	40,047,516	(869,519)
INR	3,904,647,832	Citibank N.A.	01/20/15	62,590,232	(817,040)
JPY	7,184,500,000	JPMorgan Chase Bank N.A.	10/02/14	66,003,675	(496,494)
MXN	109,275,488	BNP Paribas S.A.	12/18/14	8,170,130	(76,255)
MXN	395,732,077	UBS AG Stamford	12/18/14	29,801,122	(489,827)
MYR	45,571,785	Credit Suisse International	10/15/14	14,211,428	(331,998)
MYR	16,034,634	JPMorgan Chase Bank N.A.	10/15/14	5,030,000	(146,461)
MYR	61,606,419	UBS AG Stamford	01/20/15	18,990,881	(348,256)
NZD	11,745,000	Barclays Bank plc	10/02/14	9,283,268	(114,535)
PLN	39,076,577	Barclays Bank plc	10/30/14	12,655,356	(869,928)

Contracts to Deliver
AUD	25,892,000	Societe Generale Paris	10/02/14	$24,013,429	$1,343,684
AUD	25,892,000	Citibank N.A.	11/04/14	22,919,870	303,011
BRL	56,142,551	BNP Paribas S.A.	10/02/14	24,975,000	2,038,609
BRL	19,631,579	BNP Paribas S.A.	10/02/14	8,690,000	669,745
BRL	7,979,160	BNP Paribas S.A.	10/02/14	3,540,000	280,206
BRL	2,550,581	Credit Suisse International	10/02/14	1,040,629	(1,382)
BRL	27,393,100	JPMorgan Chase Bank N.A.	10/02/14	11,440,008	248,874
BRL	108,595,809	UBS AG Stamford	10/02/14	44,306,736	(58,828)
BRL	21,450,403	UBS AG Stamford	11/04/14	9,046,986	361,193
BRL	25,047,395	Credit Suisse International	01/05/15	10,525,000	548,734
BRL	14,671,733	Credit Suisse International	01/05/15	6,169,000	325,314
BRL	13,766,792	Credit Suisse International	01/05/15	5,724,000	240,748
BRL	10,794,993	Credit Suisse International	01/05/15	4,579,000	279,402
BRL	2,612,738	Credit Suisse International	01/05/15	1,124,000	83,358
BRL	26,809,511	Goldman Sachs Bank USA	01/05/15	11,239,000	560,891
BRL	26,789,551	Goldman Sachs Bank USA	01/05/15	11,241,000	570,841
BRL	41,794,420	JPMorgan Chase Bank N.A.	01/05/15	17,744,839	1,098,307
BRL	18,389,036	UBS AG Stamford	01/05/15	7,737,865	413,594
BRL	4,380,046	UBS AG Stamford	01/05/15	1,886,000	141,447
BRL	18,575,000	Citibank N.A.	04/02/15	7,567,733	336,308
COP	4,120,791,639	Credit Suisse International	10/16/14	2,145,408	112,680
COP	950,173,149	Goldman Sachs Bank USA	10/16/14	501,040	32,334
COP	5,070,964,788	Deutsche Bank AG	12/12/14	2,482,725	(4,116)
EUR	406,402,000	Goldman Sachs Bank USA	10/02/14	536,447,389	23,141,152
EUR	403,676,000	Citibank N.A.	11/04/14	512,335,084	2,363,070
EUR	7,972,000	Deutsche Bank AG	11/04/14	10,164,555	93,367
GBP	9,377,000	Citibank N.A.	10/02/14	15,556,790	355,265
GBP	8,491,000	JPMorgan Chase Bank N.A.	11/04/14	13,855,334	94,089
HUF	4,393,604,300	JPMorgan Chase Bank N.A.	10/30/14	19,107,612	1,259,908
INR	3,904,647,832	Citibank N.A.	10/15/14	63,593,613	538,654
JPY	7,184,500,000	Goldman Sachs Bank USA	10/02/14	69,016,364	3,509,184
JPY	790,000,000	Citibank N.A.	11/04/14	7,692,308	487,611
JPY	7,184,500,000	JPMorgan Chase Bank N.A.	11/04/14	66,019,444	497,747
JPY	10,810,000,000	Citibank N.A.	11/10/14	105,855,856	7,266,037

MIST-258

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
MXN	24,148,670	BNP Paribas S.A.	12/18/14	$1,820,000	$31,343
MXN	8,195,000	BNP Paribas S.A.	12/18/14	615,423	8,431
MXN	23,583,000	Barclays Bank plc	12/18/14	1,773,945	27,187
MXN	5,535,000	Barclays Bank plc	12/18/14	410,974	1,005
MXN	131,846,360	Deutsche Bank AG	12/18/14	10,060,000	294,333
MXN	5,262,000	Deutsche Bank AG	12/18/14	395,268	5,519
MXN	1,740,000	JPMorgan Chase Bank N.A.	12/18/14	132,139	3,259
MXN	190,594,215	Societe Generale Paris	12/18/14	14,490,000	372,966
MXN	163,010,873	Societe Generale Paris	12/18/14	12,290,000	216,024
MYR	15,530,610	Goldman Sachs Bank USA	10/15/14	4,740,000	9,968
MYR	61,606,419	UBS AG Stamford	10/15/14	19,110,469	347,500
MYR	11,359,045	UBS AG Stamford	10/15/14	3,470,000	10,468
NZD	11,745,000	Barclays Bank plc	10/02/14	9,760,409	591,676
NZD	11,745,000	Barclays Bank plc	11/04/14	9,253,220	114,514

Net Unrealized Appreciation					$40,643,795

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	03/14/16	398	USD	98,196,936	$(75,012)
U.S. Treasury Note 10 Year Futures	12/19/14	398	USD	49,893,477	(286,508)
U.S. Treasury Note 5 Year Futures	12/31/14	603	USD	71,446,753	(137,292)

Futures Contracts—Short
Call Options on 10 Year Euro-Bund Futures, Strike EUR 150	10/24/14	(70)	EUR	(12,741)	(28,999)
Call Options on 10 Year Euro-Bund Futures, Strike EUR 150.5	10/24/14	(391)	EUR	(77,868)	(64,621)
Euro-Bund Futures	12/08/14	(298)	EUR	(44,453,971)	(197,830)
Put Options on 10 Year Euro-Bund Futures, Strike EUR 146	10/24/14	(70)	EUR	(17,691)	20,576
Put Options on 10 Year Euro-Bund Futures, Strike EUR 146.5	10/24/14	(391)	EUR	(115,918)	126,656

Net Unrealized Depreciation					$(643,030)

Written Options

Foreign Currency Written Options	Strike Price	Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Put - USD vs INR	58.500	Goldman Sachs Bank USA	03/09/15	(12,600,000)	$(20,789)	$(10,621)	$10,168
Call - USD vs BRL	2.680	Deutsche Bank AG	07/01/15	(9,530,000)	(227,100)	(436,331)	(209,231)
Call - USD vs INR	64.500	Goldman Sachs Bank USA	03/09/15	(12,600,000)	(144,270)	(211,466)	(67,196)
Call - USD vs INR	65.000	JPMorgan Chase Bank N.A.	03/10/15	(10,500,000)	(123,113)	(153,773)	(30,660)

Totals					$(515,272)	$(812,191)	$(296,919)

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Cap - CPI-U Index	4.000	JPMorgan Chase Bank N.A.	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)10] or 0	04/22/24	$(35,000,000)	$(254,625)	$(126,710)	$127,915
Cap - CPI-U Index	4.000	JPMorgan Chase Bank N.A.	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)10] or 0	05/16/24	(2,800,000)	(19,460)	(10,362)	9,098
Floor - OTC CPURNSA Index	0.000	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	01/22/18	(4,500,000)	(43,650)	(8,343)	35,307
Floor - OTC CPURNSA Index	0.000	BNP Paribas S.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/01/18	(3,500,000)	(30,100)	(6,997)	23,103

MIST-259

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Written Options—(Continued)

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	216.687	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/20	$(49,000,000)	$(436,720)	$(10,640)	$426,080
Floor - OTC CPURNSA Index	217.965	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/20	(4,700,000)	(60,630)	(1,303)	59,327

Totals						$(845,185)	$(164,355)	$680,830

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5-Year Interest Rate Swap	1.250%	Goldman Sachs Bank USA	6-Month EUR-LIBOR	Pay	10/29/14	EUR	(25,000,000)	$(188,081)	$—	$188,081
Put - OTC - 5-Year Interest Rate Swap	1.235%	Goldman Sachs Bank USA	6-Month EUR-LIBOR	Pay	11/10/14	EUR	(80,800,000)	(562,106)	—	562,106
Put - OTC - 5-Year Interest Rate Swap	3.200%	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Pay	11/18/14	USD	(9,500,000)	(25,425)	(11,695)	13,730
Put - OTC - 10-Year Interest Rate Swap	1.500%	Goldman Sachs Bank USA	6-Month EUR-LIBOR	Pay	12/15/14	EUR	(26,100,000)	(108,075)	(41,239)	66,836
Put - OTC - 10-Year Interest Rate Swap	1.500%	Goldman Sachs Bank USA	6-Month EUR-LIBOR	Pay	12/15/14	EUR	(26,100,000)	(50,660)	(62,338)	(11,678)

Totals								$(934,347)	$(115,272)	$819,075

Credit Default Swaptions	Strike Rate	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5-Year Credit Default Swap	0.900%	Citibank N.A.	Markit CDX North America Investment Grade, Series 22	Sell	12/17/14	USD	(300,000)	$(345)	$(345)	$—
Put - OTC - 5-Year Credit Default Swap	1.000%	Citibank N.A.	Markit CDX North America Investment Grade, Series 22	Sell	12/17/14	USD	(2,000,000)	(3,940)	(1,479)	2,461
Put - OTC - 5-Year Credit Default Swap	0.900%	Goldman Sachs International	Markit CDX North America Investment Grade, Series 22	Sell	12/17/14	USD	(3,600,000)	(3,330)	(3,969)	(639)
Put - OTC - 5-Year Credit Default Swap	0.950%	Citibank N.A.	Markit CDX North America Investment Grade, Series 22	Sell	12/17/14	USD	(5,600,000)	(11,410)	(4,949)	6,461
Put - OTC - 5-Year Credit Default Swap	0.950%	JPMorgan Chase Bank N.A.	Markit CDX North America Investment Grade, Series 22	Sell	12/17/14	USD	(7,000,000)	(12,368)	(6,187)	6,181
Put - OTC - 5-Year Credit Default Swap	0.900%	Goldman Sachs International	Markit CDX North America Investment Grade, Series 22	Sell	01/21/15	USD	(5,100,000)	(7,497)	(8,634)	(1,137)
Put - OTC - 5-Year Credit Default Swap	0.900%	JPMorgan Chase Bank N.A.	Markit CDX North America Investment Grade, Series 22	Sell	12/17/14	USD	(16,000,000)	(25,740)	(17,641)	8,099
Put - OTC - 5-Year Credit Default Swap	0.850%	Citibank N.A.	Markit CDX North America Investment Grade, Series 22	Sell	12/17/14	USD	(12,900,000)	(15,157)	(17,681)	(2,524)
Put - OTC - 5-Year Credit Default Swap	0.850%	JPMorgan Chase Bank N.A.	Markit CDX North America Investment Grade, Series 22	Sell	12/17/14	USD	(16,300,000)	(18,745)	(22,341)	(3,596)
Put - OTC - 5-Year Credit Default Swap	0.950%	Goldman Sachs International	Markit iTraxx Europe, Series 21	Sell	12/17/14	EUR	(31,200,000)	(66,880)	(27,843)	39,037
Put - OTC - 5-Year Credit Default Swap	0.850%	Goldman Sachs International	Markit iTraxx Europe, Series 21	Sell	12/17/14	EUR	(23,200,000)	(64,727)	(33,847)	30,880
Put - OTC - 5-Year Credit Default Swap	0.950%	JPMorgan Chase Bank N.A.	Markit iTraxx Europe, Series 21	Sell	12/17/14	EUR	(4,500,000)	(7,913)	(4,016)	3,897

Totals								$(238,052)	$(148,932)	$89,120

MIST-260

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Swap Agreements

OTC Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR FRCPXTOB	1.950%	07/25/23	Citibank N.A.	EUR	1,400,000	$106,190	$17,440	$88,750
Pay	1-Month EUR FRCPXTOB	1.950%	07/25/23	Credit Suisse International	EUR	2,100,000	159,284	15,259	144,025
Pay	1-Month EUR FRCPXTOB	1.950%	07/25/23	Deutsche Bank AG	EUR	3,300,000	250,304	34,598	215,706
Pay	1-Month EUR FRCPXTOB	1.950%	07/25/23	Morgan Stanley Capital Services, LLC	EUR	100,000	7,585	1,107	6,478
Pay	1-Month EUR FRCPXTOB	1.950%	07/25/23	Societe Generale Paris	EUR	8,600,000	652,308	71,253	581,055
Pay	1-Month EUR FRCPXTOB	2.108%	10/08/23	Citibank N.A.	EUR	3,800,000	365,188	48,295	316,893
Pay	28-Day MXN TIIE	4.300%	09/01/16	Barclays Bank plc	MXN	1,451,400,000	(254,056)	65,211	(319,267)
Receive	3-Month USD CPURNSA	1.800%	01/17/16	Deutsche Bank AG	USD	10,100,000	11,598	(3,260)	14,858
Receive	3-Month USD CPURNSA	1.730%	04/15/16	Goldman Sachs Bank USA	USD	167,700,000	(406,894)	(199,939)	(206,955)
Receive	3-Month USD CPURNSA	1.940%	10/07/16	Deutsche Bank AG	USD	29,500,000	(165,252)	—	(165,252)
Receive	3-Month USD CPURNSA	1.860%	11/05/16	Deutsche Bank AG	USD	32,300,000	(97,082)	—	(97,082)
Receive	3-Month USD CPURNSA	1.825%	11/29/16	Deutsche Bank AG	USD	22,200,000	(37,509)	(9,106)	(28,403)
Receive	3-Month USD CPURNSA	1.845%	11/29/16	Deutsche Bank AG	USD	16,400,000	(37,753)	—	(37,753)
Receive	3-Month USD CPURNSA	1.930%	02/10/17	Deutsche Bank AG	USD	9,300,000	(14,666)	—	(14,666)
Receive	3-Month USD CPURNSA	2.415%	02/12/17	Goldman Sachs Bank USA	USD	39,500,000	(1,108,737)	21,811	(1,130,548)
Receive	3-Month USD CPURNSA	1.908%	04/15/17	Barclays Bank plc	USD	12,300,000	(90,282)	—	(90,282)
Receive	3-Month USD CPURNSA	1.942%	04/15/17	Goldman Sachs Bank USA	USD	101,400,000	(889,001)	—	(889,001)
Receive	3-Month USD CPURNSA	2.250%	07/15/17	BNP Paribas S.A.	USD	10,400,000	(292,562)	11,440	(304,002)
Receive	3-Month USD CPURNSA	2.018%	08/19/17	Barclays Bank plc	USD	39,600,000	(290,585)	(11,377)	(279,208)
Receive	3-Month USD CPURNSA	2.315%	11/16/17	Deutsche Bank AG	USD	12,700,000	(373,302)	—	(373,302)
Receive	3-Month USD CPURNSA	2.175%	10/01/18	Goldman Sachs Bank USA	USD	43,400,000	(569,866)	42,961	(612,827)
Receive	3-Month USD CPURNSA	2.173%	11/01/18	Deutsche Bank AG	USD	21,800,000	(275,767)	—	(275,767)
Receive	3-Month USD CPURNSA	2.560%	05/08/23	Deutsche Bank AG	USD	12,300,000	(517,183)	—	(517,183)
Pay	6-Month AUD LIBOR	4.000%	06/18/19	UBS AG Stamford	AUD	23,500,000	674,547	52,556	621,991
Pay	1-Year BRL CDI	11.500%	01/04/21	Credit Suisse International	BRL	29,900,000	(197,090)	153,773	(350,863)
Pay	1-Year BRL CDI	11.160%	01/04/21	Deutsche Bank AG	BRL	38,300,000	(427,464)	6,334	(433,798)
Pay	1-Year BRL CDI	11.500%	01/04/21	Morgan Stanley Capital Services, LLC	BRL	4,700,000	(30,981)	8,787	(39,768)
Pay	1-Year BRL CDI	11.500%	01/04/21	UBS AG Stamford	BRL	14,500,000	(95,579)	29,479	(125,058)
Pay	United Kingdom Retail Price Index	3.528%	09/23/44	JPMorgan Chase Bank N.A.	GBP	3,900,000	(40,344)	5,820	(46,164)

Totals							$(3,984,951)	$362,442	$(4,347,393)

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE	4.300%	09/01/16	MXN	1,495,600,000	$(165,360)
Pay	28-Day MXN TIIE	4.310%	09/06/16	MXN	1,250,000,000	(15,268)
Receive	3-Month USD-LIBOR	2.750%	06/19/43	USD	48,800,000	1,357,845
Receive	3-Month USD-LIBOR	3.500%	12/18/43	USD	46,200,000	(4,532,587)
Receive	3-Month USD-LIBOR	3.500%	12/17/44	USD	14,100,000	(187,646)
Receive	6-Month EURIBOR	2.000%	01/29/24	EUR	54,600,000	(5,915,146)
Receive	6-Month EURIBOR	2.000%	03/18/45	EUR	48,600,000	(1,237,067)
Receive	6-Month JPY-LIBOR	1.000%	09/18/23	JPY	6,910,000,000	(1,925,104)

Total						$(12,620,333)

MIST-261

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Swap Agreements (Continued)

Centrally Cleared Credit Default Swap Agreements—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Unrealized Appreciation
Markit iTraxx Europe, Series 21	1.000%	06/20/19	0.628%	EUR	11,000,000	$2,659
Markit iTraxx Europe, Series 21	1.000%	06/20/24	1.084%	EUR	3,500,000	48,752

Totals						$51,411

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250%, due 03/06/30	1.000%	03/20/19	Deutsche Bank AG	1.537%	USD	12,000,000	$(279,120)	$(605,335)	$326,215
Brazilian Government International Bond 12.250%, due 03/06/30	1.000%	03/20/19	Morgan Stanley Capital Services, LLC	1.537%	USD	16,900,000	(393,094)	(860,195)	467,101
Brazilian Government International Bond 12.250%, due 03/06/30	1.000%	12/20/19	Morgan Stanley Capital Services, LLC	1.756%	USD	7,300,000	(266,559)	(210,287)	(56,272)
Greek Government International Bond 1.000%, due 06/20/15	1.000%	06/20/15	Morgan Stanley Capital Services, LLC	3.904%	EUR	1,700,000	(44,729)	(78,898)	34,169
Indonesia Government International Bond 6.880%, due 03/09/17	1.000%	12/20/19	Goldman Sachs Bank USA	1.656%	USD	6,300,000	(196,276)	(144,809)	(51,467)
Russian Federation 7.500%, due 03/31/30	1.000%	03/20/19	Citibank N.A.	2.379%	USD	2,200,000	(126,415)	(183,682)	57,267
Russian Federation 7.500%, due 03/31/30	1.000%	09/20/19	Goldman Sachs Bank USA	2.445%	USD	1,300,000	(85,522)	(71,524)	(13,998)
Russian Federation 7.500%, due 03/31/30	1.000%	09/20/19	JPMorgan Chase Bank N.A.	2.445%	USD	700,000	(46,050)	(39,145)	(6,905)
South Africa Government International Bond 5.500%, due 3/9/20	1.000%	12/20/19	Citibank N.A.	1.930%	USD	7,300,000	(330,021)	(280,132)	(49,889)

Totals							$(1,767,786)	$(2,474,007)	$706,221

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CDI)—	Brazil Interbank Deposit Rate
(CPI-U)—	USA-Non-Revised Consumer Price Index-Urban

MIST-262

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

(CPURNSA)—	U.S. Consumer Price All Urban Non-Seasonally Adjusted
(COP)—	Colombian Peso
(EUR)—	Euro
(EURIBOR)—	Euro Interbank Offered Rate
(FRCPXTOB)—	France Consumer Price Ex-Tobacco Index
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(LIBOR)—	London Interbank Offered Rate
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$3,122,820,660	$—	$3,122,820,660
Total Foreign Government*	—	505,978,467	—	505,978,467
Total Corporate Bonds & Notes*	—	267,458,570	—	267,458,570
Total Mortgage-Backed Securities*	—	103,267,356	—	103,267,356
Total Asset-Backed Securities*	—	75,814,228	—	75,814,228
Total Floating Rate Loan*	—	7,033,523	—	7,033,523
Total Convertible Preferred Stock*	1,082,259	—	—	1,082,259
Total Municipals	—	631,894	—	631,894
Total Purchased Options*	—	0	—	0
Short-Term Investments
Commercial Paper	—	58,547,617	—	58,547,617
Discount Note	—	99,972	—	99,972
Foreign Government	—	147,325,690	—	147,325,690
U.S. Treasury	—	11,781,092	—	11,781,092
Repurchase Agreements	—	175,153,779	—	175,153,779
Total Short-Term Investments	—	392,908,150	—	392,908,150
Total Investments	$1,082,259	$4,475,912,848	$—	$4,476,995,107

Secured Borrowings (Liability)	$—	$(2,596,606,750)	$—	$(2,596,606,750)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$51,691,959	$—	$51,691,959
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(11,048,164)	—	(11,048,164)
Total Forward Contracts	$—	$40,643,795	$—	$40,643,795

MIST-263

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$147,232	$—	$—	$147,232
Futures Contracts (Unrealized Depreciation)	(790,262)	—	—	(790,262)
Total Futures Contracts	$(643,030)	$—	$—	$(643,030)
Written Options
Credit Default Swaptions at Value	$—	$(148,932)	$—	$(148,932)
Foreign Currency Written Options at Value	—	(812,191)	—	(812,191)
Inflation Capped Options at Value	—	(164,355)	—	(164,355)
Interest Rate Swaptions at Value	—	(115,272)	—	(115,272)
Total Written Options	$—	$(1,240,750)	$—	$(1,240,750)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,409,256	$—	$1,409,256
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(13,978,178)	—	(13,978,178)
Total Centrally Cleared Swap Contracts	$—	$(12,568,922)	$—	$(12,568,922)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$2,227,004	$—	$2,227,004
OTC Swap Contracts at Value (Liabilities)	—	(7,979,741)	—	(7,979,741)
Total OTC Swap Contracts	$—	$(5,752,737)	$—	$(5,752,737)

*	See Schedule of Investments for additional detailed categorizations.

MIST-264

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—30.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—16.1%
Fannie Mae 10 Yr. Pool 2.310%, 08/01/22	8,200,000	$8,010,928
3.000%, 12/01/20	269,687	280,785
3.000%, 02/01/21	779,598	811,667
3.000%, 08/01/21	560,613	583,737
3.000%, 11/01/21	143,396	149,314
3.000%, 03/01/22	617,878	643,409
3.000%, 05/01/22	2,024,212	2,107,877
3.240%, 07/01/22	22,820,643	23,603,884
3.330%, 11/01/21	1,522,314	1,585,522
3.500%, 07/01/20	261,856	275,562
3.500%, 01/01/21	1,283,398	1,351,386
3.500%, 06/01/21	487,668	513,451
3.500%, 07/01/21	376,527	396,452
3.500%, 09/01/21	440,730	464,103
3.500%, 09/01/23	391,293	412,444
4.000%, 05/01/19	25,550	27,053
4.500%, 03/01/18	96,989	102,399
4.500%, 07/01/18	94,943	100,190
4.500%, 11/01/18	31,019	32,748
4.500%, 12/01/18	23,379	24,680
4.500%, 05/01/19	848,211	896,265
5.500%, 11/01/17	104,324	110,481
5.500%, 09/01/18	204,314	216,515
5.500%, 10/01/18	95,301	101,022
Fannie Mae 15 Yr. Pool 2.870%, 09/01/27	7,300,000	6,969,995
3.000%, 10/01/27	491,737	507,997
3.000%, 12/01/27	3,710,824	3,833,533
3.000%, 06/01/28	5,775,519	5,969,094
3.000%, 09/01/28	893,033	923,543
3.000%, 11/01/28	962,743	992,970
3.000%, 05/01/29	25,421,701	26,219,860
3.000%, 06/01/29	10,226,278	10,547,348
3.000%, TBA (a)	35,000,000	36,050,000
3.500%, 10/01/25	1,797,248	1,893,429
3.500%, 11/01/25	490,982	517,168
3.500%, 12/01/25	734,688	773,914
3.500%, 01/01/26	1,623,344	1,710,131
3.500%, 02/01/26	7,133,286	7,513,807
3.500%, 03/01/26	536,001	564,664
3.500%, 10/01/26	399,497	421,055
3.500%, 12/01/26	527,469	555,078
3.500%, 04/01/27	473,019	498,347
3.500%, 08/01/27	497,294	524,008
3.500%, 11/01/28	293,627	308,996
3.500%, 02/01/29	489,173	514,777
3.500%, 04/01/29	616,992	649,286
3.500%, 05/01/29	3,495,062	3,677,999
3.500%, 06/01/29	6,921,845	7,284,144
3.500%, 07/01/29	248,981	262,746
3.500%, TBA (a)	43,000,000	45,200,392
4.000%, 07/01/18	6,700	7,087
4.000%, 08/01/18	2,846	3,016
4.000%, 09/01/18	1,557	1,650
4.000%, 05/01/19	1,516,745	1,607,624

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool 4.000%, 07/01/19	711,268	753,648
4.000%, 08/01/20	410,594	434,923
4.000%, 03/01/22	82,591	87,493
4.000%, 04/01/24	87,376	93,240
4.000%, 05/01/24	3,456,822	3,688,722
4.000%, 06/01/24	3,855,104	4,114,547
4.000%, 07/01/24	36,166	38,599
4.000%, 02/01/25	1,230,559	1,312,800
4.000%, 06/01/25	416,828	444,748
4.000%, 07/01/25	12,120	12,929
4.000%, 08/01/25	1,186,347	1,265,913
4.000%, 09/01/25	71,266	75,748
4.000%, 12/01/25	447,761	477,859
4.000%, 02/01/26	310,644	331,559
4.000%, 03/01/26	63,386	67,660
4.000%, 06/01/26	59,516	63,524
4.500%, 12/01/17	1,271	1,341
4.500%, 03/01/18	316,383	334,066
4.500%, 04/01/18	483,080	510,326
4.500%, 06/01/18	1,410,539	1,490,401
4.500%, 07/01/18	716,556	757,225
4.500%, 08/01/18	7,864	8,337
4.500%, 10/01/18	28,096	29,679
4.500%, 11/01/18	1,771,838	1,872,215
4.500%, 12/01/18	453,509	479,322
4.500%, 02/01/19	294,591	311,656
4.500%, 05/01/19	534,460	566,165
4.500%, 06/01/19	270,254	286,178
4.500%, 11/01/19	279,585	296,077
4.500%, 12/01/19	358,446	379,530
4.500%, 08/01/20	513,840	546,006
4.500%, 09/01/20	744,264	788,450
4.500%, 10/01/20	28,559	30,391
4.500%, 12/01/20	539,962	573,251
4.500%, 01/01/22	30,473	32,183
4.500%, 02/01/23	387,196	415,927
4.500%, 03/01/23	797,264	851,255
4.500%, 05/01/23	78,100	83,998
4.500%, 06/01/23	4,776	5,136
4.500%, 01/01/24	12,565	13,256
4.500%, 04/01/24	119,764	128,804
4.500%, 05/01/24	394,032	420,389
4.500%, 08/01/24	83,877	90,185
4.500%, 10/01/24	560,471	598,240
4.500%, 11/01/24	126,806	135,172
4.500%, 02/01/25	1,072,140	1,145,308
4.500%, 03/01/25	703,306	749,711
4.500%, 04/01/25	501,035	534,891
4.500%, 05/01/25	1,265,441	1,350,446
4.500%, 06/01/25	132,381	141,299
4.500%, 07/01/25	5,145,108	5,493,454
4.500%, 08/01/25	184,359	194,754
4.500%, 09/01/25	365,003	389,687
4.500%, 11/01/25	250,646	267,722
4.500%, 04/01/26	19,764	21,083

MIST-265

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool 4.500%, 01/01/27	279,244	$295,828
5.500%, 12/01/17	4,127	4,370
5.500%, 01/01/18	118,113	125,028
5.500%, 02/01/18	973,040	1,030,005
5.500%, 11/01/18	3,495	3,701
5.500%, 09/01/19	117,741	124,651
5.500%, 09/01/20	21,361	23,227
5.500%, 12/01/20	3,408	3,610
5.500%, 03/01/22	237,663	260,044
5.500%, 04/01/22	193,376	205,359
5.500%, 07/01/22	176,151	191,552
5.500%, 09/01/22	91,260	99,796
5.500%, 10/01/22	731,464	805,596
5.500%, 11/01/22	188,569	206,953
5.500%, 12/01/22	201,931	220,819
5.500%, 02/01/23	223,651	244,321
5.500%, 03/01/23	34,196	37,721
5.500%, 07/01/23	14,595	15,459
5.500%, 08/01/23	91,648	99,919
5.500%, 10/01/23	117,787	125,784
5.500%, 11/01/23	37,639	39,885
5.500%, 12/01/23	71,776	79,106
5.500%, 01/01/24	21,196	23,366
5.500%, 03/01/24	130,161	143,556
5.500%, 09/01/24	101,955	108,763
5.500%, 01/01/25	1,726,868	1,901,884
5.500%, 05/01/25	476,443	508,868
6.000%, 03/01/17	5,868	5,923
6.000%, 04/01/17	6,226	6,450
6.000%, 06/01/17	4,731	4,905
6.000%, 07/01/17	16,262	16,830
6.500%, 04/01/16	8,345	8,545
6.500%, 06/01/16	4,260	4,376
6.500%, 07/01/16	15,144	15,659
6.500%, 08/01/16	936	964
6.500%, 09/01/16	5,978	6,201
6.500%, 10/01/16	12,453	12,936
6.500%, 02/01/17	7,576	7,867
6.500%, 07/01/17	17,610	17,661
6.500%, 10/01/17	5,497	5,763
Fannie Mae 20 Yr. Pool 4.000%, 04/01/29	110,792	117,882
4.000%, 05/01/29	362,685	385,864
4.000%, 03/01/30	222,795	237,087
4.000%, 05/01/30	332,649	354,475
4.000%, 08/01/30	307,720	327,463
4.000%, 09/01/30	180,472	190,796
4.000%, 10/01/30	8,053	8,609
4.000%, 11/01/30	830,436	887,805
4.000%, 12/01/30	115,046	122,987
4.000%, 06/01/31	16,952	17,924
4.000%, 09/01/31	444,544	475,264
4.000%, 11/01/31	76,307	81,585
4.500%, 01/01/25	19,894	21,476
4.500%, 04/01/28	53,206	57,437

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 20 Yr. Pool 4.500%, 05/01/29	406,809	439,162
4.500%, 06/01/29	146,560	158,977
4.500%, 07/01/29	43,197	47,064
4.500%, 03/01/30	30,994	33,910
4.500%, 05/01/30	14,830	16,145
4.500%, 06/01/30	2,562,693	2,789,986
4.500%, 07/01/30	140,706	151,896
4.500%, 04/01/31	90,637	98,660
5.000%, 05/01/23	247,642	273,137
5.000%, 05/01/24	287,969	317,615
5.000%, 01/01/25	207,502	228,864
5.000%, 09/01/25	62,980	69,464
5.000%, 11/01/25	76,092	83,925
5.000%, 12/01/25	512,006	564,716
5.000%, 01/01/26	140,941	155,451
5.000%, 03/01/26	107,902	119,010
5.000%, 02/01/27	10,620	11,713
5.000%, 05/01/27	291,786	321,825
5.000%, 07/01/27	13,774	15,197
5.000%, 08/01/27	7,464	8,250
5.000%, 03/01/28	31,082	34,282
5.000%, 04/01/28	947,010	1,044,503
5.000%, 05/01/28	1,115,540	1,230,383
5.000%, 06/01/28	3,503,967	3,865,813
5.000%, 01/01/29	126,494	139,979
5.000%, 05/01/29	608,723	677,849
5.000%, 07/01/29	182,298	201,418
5.000%, 12/01/29	48,962	54,252
5.500%, 02/01/19	25,419	28,283
5.500%, 06/01/23	355,403	395,454
5.500%, 07/01/24	16,379	18,287
5.500%, 01/01/25	16,820	18,772
5.500%, 02/01/25	4,800	5,359
5.500%, 03/01/25	1,094,971	1,233,181
5.500%, 08/01/25	107,746	121,520
5.500%, 10/01/25	7,684	8,574
5.500%, 11/01/25	18,665	20,841
5.500%, 03/01/26	133,203	148,989
5.500%, 05/01/26	3,913	4,377
5.500%, 06/01/26	731,414	818,335
5.500%, 11/01/26	65,048	72,378
5.500%, 01/01/27	99,791	111,656
5.500%, 06/01/27	19,564	21,889
5.500%, 07/01/27	381,896	427,169
5.500%, 08/01/27	167,213	187,089
5.500%, 10/01/27	246,228	275,064
5.500%, 11/01/27	70,120	78,346
5.500%, 12/01/27	494,135	552,645
5.500%, 01/01/28	176,679	197,349
5.500%, 03/01/28	93,549	104,477
5.500%, 04/01/28	277,050	309,357
5.500%, 05/01/28	109,671	122,370
5.500%, 06/01/28	32,140	35,895
5.500%, 07/01/28	16,268	18,177
5.500%, 09/01/28	233,520	260,374

MIST-266

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 20 Yr. Pool 5.500%, 10/01/28	40,703	$45,474
5.500%, 12/01/28	14,833	16,542
5.500%, 01/01/29	218,384	244,022
5.500%, 07/01/29	200,144	223,455
5.500%, 10/01/29	434,617	485,980
5.500%, 04/01/30	441,813	495,858
6.000%, 08/01/18	6,199	6,999
6.000%, 12/01/18	158,674	179,148
6.000%, 02/01/19	10,498	11,852
6.000%, 06/01/22	1,008,447	1,138,626
6.000%, 09/01/22	237,153	267,753
6.000%, 10/01/22	155,648	175,741
6.000%, 01/01/23	259,260	292,712
6.000%, 06/01/26	19,645	22,345
6.000%, 08/01/26	26,959	30,664
6.000%, 12/01/26	23,264	26,353
6.000%, 07/01/27	81,670	92,208
6.000%, 11/01/27	17,017	19,315
6.000%, 09/01/28	156,034	177,644
6.000%, 10/01/28	77,947	88,468
Fannie Mae 30 Yr. Pool 4.000%, 05/01/34	272,780	287,859
4.000%, 05/01/35	253,441	267,451
4.000%, 05/01/39	1,496,289	1,582,492
4.000%, 01/01/41	948,705	1,004,987
4.000%, 03/01/41	532,830	563,495
4.000%, 05/01/41	592,297	627,527
4.000%, 05/01/42	270,537	286,229
4.000%, 12/01/43	1,002,546	1,060,033
4.000%, TBA (a)	17,000,000	17,914,812
4.500%, 01/01/34	44,825	48,389
4.500%, 02/01/36	506,387	547,937
4.500%, 04/01/39	1,640,282	1,787,312
4.500%, 05/01/39	162,576	176,459
4.500%, 06/01/39	66,789	72,438
4.500%, 08/01/39	55,903	60,412
4.500%, 12/01/39	15,686	17,188
4.500%, 02/01/40	2,626,173	2,839,563
4.500%, 04/01/40	404,963	437,829
4.500%, 05/01/40	137,116	148,647
4.500%, 08/01/40	602,721	651,911
4.500%, 09/01/40	90,474	98,194
4.500%, 10/01/40	1,970,564	2,132,217
4.500%, 11/01/40	879,434	951,245
4.500%, 12/01/40	4,486,843	4,852,977
4.500%, 01/01/41	92,312	99,833
4.500%, 02/01/41	1,960,385	2,123,414
4.500%, 03/01/41	196,003	211,952
4.500%, 04/01/41	1,640,441	1,774,334
4.500%, 05/01/41	1,210,337	1,309,466
4.500%, 06/01/41	4,663,845	5,058,271
4.500%, 07/01/41	21,505,006	23,263,374
4.500%, 09/01/41	3,612,939	3,910,232
4.500%, 10/01/41	7,423,520	8,029,048
4.500%, 12/01/41	205,605	222,358

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.500%, 01/01/42	1,960,496	2,119,846
4.500%, 02/01/42	38,746	41,895
4.500%, 03/01/42	85,649	92,977
4.500%, 06/01/42	121,751	131,433
4.500%, 07/01/42	2,244,251	2,425,401
4.500%, 11/01/43	29,022	31,663
4.500%, TBA (a)	150,000,000	161,541,946
5.000%, 03/01/32	4,006	4,419
5.000%, 09/01/32	2,614	2,883
5.000%, 10/01/32	14,044	15,547
5.000%, 11/01/32	2,844	3,146
5.000%, 03/01/33	5,266	5,826
5.000%, 04/01/33	4,226,677	4,676,001
5.000%, 05/01/33	741,813	820,813
5.000%, 06/01/33	1,703,772	1,884,670
5.000%, 07/01/33	7,749,560	8,572,006
5.000%, 08/01/33	349,412	386,480
5.000%, 09/01/33	676,915	748,901
5.000%, 10/01/33	416,094	459,559
5.000%, 11/01/33	1,132	1,260
5.000%, 01/01/34	207,112	230,035
5.000%, 04/01/34	262,362	291,904
5.000%, 06/01/34	4,962	5,551
5.000%, 12/01/34	43,439	48,000
5.000%, 01/01/35	171,747	191,078
5.000%, 04/01/35	129	143
5.000%, 07/01/35	170,826	188,412
5.000%, 08/01/35	1,103	1,220
5.000%, 09/01/35	344,991	382,091
5.000%, 10/01/35	2,453,535	2,713,023
5.000%, 11/01/35	857	947
5.000%, 05/01/36	14,059	15,507
5.000%, 08/01/36	1,689,645	1,868,207
5.000%, 09/01/36	126,507	139,894
5.000%, 10/01/36	130,338	143,756
5.000%, 12/01/36	611,568	675,847
5.000%, 04/01/37	43,518	48,086
5.000%, 06/01/37	316,168	348,717
5.000%, 07/01/37	488,523	540,119
5.000%, 01/01/38	359,500	399,377
5.000%, 06/01/38	130,262	143,767
5.000%, 04/01/39	59,097	65,599
5.000%, 10/01/39	17,865	19,849
5.000%, 11/01/39	48,188	53,657
5.000%, 03/01/40	36,195	40,060
5.000%, 05/01/40	130,623	144,193
5.000%, 06/01/40	55,748	61,830
5.000%, 07/01/40	56,768	62,746
5.000%, 08/01/40	81,715	90,307
5.000%, 11/01/40	280,187	309,791
5.000%, 05/01/41	2,810,348	3,113,371
5.000%, 07/01/41	353,336	391,732
5.000%, 08/01/41	344,637	380,689
5.000%, 10/01/41	22,971	25,408
5.000%, 01/01/42	829,670	919,255

MIST-267

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.000%, 11/01/42	236,061	$261,562
5.000%, TBA (a)	117,600,000	129,660,250
5.500%, 12/01/28	37,261	41,566
5.500%, 06/01/33	114,056	128,037
5.500%, 07/01/33	18,975	21,286
5.500%, 09/01/33	327,810	367,905
5.500%, 11/01/33	253,121	281,678
5.500%, 12/01/33	2,912	3,266
5.500%, 04/01/34	25,463	28,378
5.500%, 05/01/34	169,562	189,968
5.500%, 06/01/34	73,251	82,033
5.500%, 07/01/34	52,046	58,435
5.500%, 08/01/34	382,691	428,776
5.500%, 09/01/34	34,788	38,983
5.500%, 11/01/34	774,819	868,830
5.500%, 12/01/34	1,911,920	2,142,111
5.500%, 01/01/35	653,609	732,650
5.500%, 02/01/35	922,909	1,034,080
5.500%, 03/01/35	989,111	1,105,585
5.500%, 04/01/35	281,951	316,490
5.500%, 05/01/35	344,869	386,537
5.500%, 06/01/35	544,895	610,083
5.500%, 08/01/35	366,524	412,601
5.500%, 09/01/35	5,906,191	6,601,299
5.500%, 10/01/35	1,143,691	1,278,131
5.500%, 11/01/35	2,694,835	3,020,860
5.500%, 12/01/35	2,484,971	2,772,729
5.500%, 01/01/36	2,971,684	3,308,224
5.500%, 02/01/36	1,119,007	1,245,318
5.500%, 03/01/36	625,390	699,315
5.500%, 04/01/36	34,084	38,046
5.500%, 05/01/36	3,165,616	3,538,238
5.500%, 06/01/36	2,123,414	2,369,425
5.500%, 07/01/36	2,473,854	2,772,121
5.500%, 09/01/36	398,682	446,378
5.500%, 10/01/36	22,364	24,956
5.500%, 11/01/36	316,578	353,673
5.500%, 12/01/36	878,851	982,132
5.500%, 01/01/37	147,671	164,449
5.500%, 02/01/37	301,374	335,861
5.500%, 03/01/37	3,353,232	3,746,850
5.500%, 04/01/37	5,260,300	5,858,125
5.500%, 05/01/37	762,706	849,486
5.500%, 06/01/37	22,900	25,487
5.500%, 07/01/37	367,731	409,272
5.500%, 08/01/37	3,786,827	4,230,526
5.500%, 01/01/38	15,583	17,339
5.500%, 02/01/38	1,836,715	2,045,753
5.500%, 03/01/38	3,057,929	3,431,808
5.500%, 05/01/38	7,647,179	8,521,227
5.500%, 06/01/38	33,683,270	37,486,667
5.500%, 08/01/38	45,652	50,796
5.500%, 09/01/38	23,757	26,434
5.500%, 10/01/38	1,940,348	2,169,825
5.500%, 11/01/38	2,794,317	3,109,652

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.500%, 12/01/38	9,498,521	10,612,493
5.500%, 01/01/39	161,113	180,784
5.500%, 07/01/39	22,877	25,475
5.500%, 08/01/39	354,877	395,132
5.500%, 09/01/39	23,959	26,722
5.500%, 11/01/39	6,172,630	6,868,240
5.500%, 12/01/39	8,913	9,954
5.500%, 02/01/40	1,041,826	1,159,878
5.500%, 03/01/40	2,412,479	2,688,327
5.500%, 06/01/40	200,875	223,715
5.500%, 08/01/40	19,518	21,824
5.500%, 09/01/40	917,778	1,021,205
5.500%, 12/01/40	301,974	337,771
5.500%, 07/01/41	11,362,388	12,643,730
5.500%, TBA (a)	8,000,000	8,909,064
6.000%, 12/01/28	77,264	87,712
6.000%, 01/01/29	38,526	44,031
6.000%, 02/01/29	190,806	217,035
6.000%, 04/01/29	6,090	6,954
6.000%, 06/01/29	7,780	8,894
6.000%, 11/01/32	55,504	62,759
6.000%, 01/01/33	26,435	30,111
6.000%, 02/01/33	37,237	42,381
6.000%, 03/01/33	35,142	40,088
6.000%, 04/01/33	22,855	26,243
6.000%, 05/01/33	36,831	42,084
6.000%, 07/01/33	37,302	42,665
6.000%, 08/01/33	80,829	91,276
6.000%, 01/01/34	115,897	131,974
6.000%, 09/01/34	84,548	95,896
6.000%, 11/01/34	16,365	18,617
6.000%, 04/01/35	1,581,909	1,802,929
6.000%, 05/01/35	71,267	81,117
6.000%, 06/01/35	9,743	11,099
6.000%, 07/01/35	120,290	136,443
6.000%, 09/01/35	22,986	26,103
6.000%, 11/01/35	707,221	802,242
6.000%, 12/01/35	274,270	311,173
6.000%, 01/01/36	239,067	271,523
6.000%, 02/01/36	568,874	642,334
6.000%, 03/01/36	192,424	218,207
6.000%, 04/01/36	58,465	66,116
6.000%, 05/01/36	1,369,966	1,552,596
6.000%, 06/01/36	149,463	169,363
6.000%, 07/01/36	1,655,661	1,876,532
6.000%, 08/01/36	5,033,438	5,706,665
6.000%, 09/01/36	1,701,784	1,930,030
6.000%, 10/01/36	815,040	922,757
6.000%, 11/01/36	439,281	498,138
6.000%, 12/01/36	4,314,722	4,878,316
6.000%, 01/01/37	4,356,175	4,933,615
6.000%, 02/01/37	2,473,264	2,804,625
6.000%, 03/01/37	573,081	649,808
6.000%, 04/01/37	1,371,612	1,555,353
6.000%, 05/01/37	4,009,218	4,545,970

MIST-268

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 06/01/37	484,240	$548,969
6.000%, 07/01/37	495,672	561,859
6.000%, 08/01/37	856,573	970,702
6.000%, 09/01/37	1,430,174	1,620,926
6.000%, 10/01/37	368,176	417,505
6.000%, 11/01/37	158,740	180,215
6.000%, 12/01/37	525,260	593,489
6.000%, 01/01/38	488,706	551,818
6.000%, 02/01/38	1,288,726	1,462,100
6.000%, 03/01/38	24,900	28,493
6.000%, 04/01/38	54,071	61,179
6.000%, 05/01/38	287,143	324,257
6.000%, 06/01/38	21,764	24,572
6.000%, 07/01/38	2,080,322	2,355,092
6.000%, 08/01/38	38,626	43,751
6.000%, 09/01/38	1,997,783	2,267,005
6.000%, 10/01/38	4,602,549	5,209,965
6.000%, 11/01/38	4,460,236	5,041,293
6.000%, 12/01/38	709,151	803,372
6.000%, 01/01/39	1,368,674	1,552,758
6.000%, 04/01/39	2,354,974	2,660,787
6.000%, 06/01/39	177,785	201,336
6.000%, 07/01/39	274,856	311,960
6.000%, 08/01/39	1,391,702	1,571,270
6.000%, 09/01/39	616,911	698,331
6.000%, 02/01/40	4,310	4,867
6.000%, 04/01/40	379,680	429,978
6.000%, 05/01/40	9,458	10,681
6.000%, 06/01/40	563,604	636,324
6.000%, 09/01/40	19,149	21,628
6.000%, 10/01/40	16,496,443	18,647,856
6.000%, 04/01/41	1,492,520	1,691,301
6.000%, 05/01/41	80,751,465	91,420,391
6.000%, TBA (a)	29,000,000	32,777,929
7.500%, 09/01/30	584	630
8.000%, 10/01/25	1,853	2,059
Fannie Mae ARM Pool
1.318%, 08/01/41 (b)	461,423	478,258
1.318%, 07/01/42 (b)	431,685	445,522
1.318%, 08/01/42 (b)	419,651	431,898
1.318%, 10/01/44 (b)	637,033	653,098
1.368%, 09/01/41 (b)	1,407,857	1,472,424
1.753%, 09/01/35 (b)	2,768,912	2,943,521
1.789%, 06/01/33 (b)	60,195	64,304
1.899%, 01/01/35 (b)	434,248	457,008
1.952%, 12/01/34 (b)	2,317,946	2,488,914
1.977%, 12/01/34 (b)	977,584	1,028,944
1.979%, 11/01/35 (b)	367,635	388,577
1.983%, 03/01/35 (b)	74,231	78,790
1.998%, 08/01/36 (b)	820,695	877,249
2.095%, 02/01/31 (b)	242,188	243,202
2.121%, 10/01/28 (b)	184,841	186,039
2.127%, 11/01/34 (b)	6,423	6,735
2.160%, 05/01/34 (b)	1,137,293	1,217,252
2.208%, 05/01/35 (b)	100,160	107,655

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool 2.212%, 01/01/35 (b)	126,311	135,628
2.213%, 12/01/34 (b)	87,671	92,991
2.222%, 01/01/35 (b)	96,015	103,066
2.228%, 03/01/33 (b)	5,780	6,204
2.233%, 10/01/35 (b)	670,572	719,682
2.242%, 10/01/34 (b)	32,393	34,727
2.244%, 01/01/35 (b)	99,991	106,560
2.250%, 08/01/35 (b)	957,505	1,022,043
2.254%, 01/01/35 (b)	33,765	36,237
2.254%, 02/01/35 (b)	62,248	66,870
2.261%, 07/01/32 (b)	38,314	38,614
2.311%, 11/01/35 (b)	879,525	943,834
2.320%, 02/01/35 (b)	239,831	253,975
2.340%, 09/01/31 (b)	61,648	65,928
2.345%, 11/01/35 (b)	556,385	594,405
2.348%, 08/01/35 (b)	1,686,599	1,800,441
2.349%, 07/01/33 (b)	47,384	50,539
2.417%, 09/01/32 (b)	261,134	279,904
2.417%, 11/01/34 (b)	180,827	192,929
2.422%, 04/01/34 (b)	14,622	15,729
2.435%, 04/01/35 (b)	188,513	201,826
2.438%, 05/01/35 (b)	719,559	777,883
2.485%, 11/01/34 (b)	3,921,824	4,212,993
2.510%, 11/01/32 (b)	100,694	101,395
2.557%, 09/01/34 (b)	1,249,777	1,340,087
4.386%, 12/01/36 (b)	429,890	457,431
4.501%, 09/01/34 (b)	92,568	98,791
5.340%, 01/01/36 (b)	242,275	259,804
Fannie Mae Pool 2.475%, 04/01/19	15,090,207	15,403,004
5.500%, 04/01/36	7,637	8,523
Fannie Mae REMICS (CMO) 0.554%, 09/18/31 (b)	465,405	470,001
1.055%, 04/25/32 (b)	158,627	162,805
2.202%, 05/25/35 (b)	2,012,854	2,055,689
Freddie Mac 15 Yr. Gold Pool 5.500%, 04/01/16	1,151	1,221
5.500%, 09/01/19	351,971	376,211
6.000%, 03/01/15	55	55
Freddie Mac 20 Yr. Gold Pool 4.000%, 06/01/30	224,778	239,115
4.000%, 09/01/30	943,983	1,004,254
4.000%, 10/01/30	52,750	56,299
5.500%, 04/01/21	29,156	32,360
5.500%, 12/01/22	1,350	1,498
5.500%, 03/01/23	294,918	327,326
5.500%, 06/01/26	5,380	6,002
5.500%, 08/01/26	2,494	2,783
5.500%, 06/01/27	80,363	89,669
5.500%, 12/01/27	132,177	147,461
5.500%, 01/01/28	79,514	88,752
5.500%, 02/01/28	19,869	22,171
5.500%, 05/01/28	181,058	202,096
5.500%, 06/01/28	265,101	295,899
6.000%, 03/01/21	61,214	68,931

MIST-269

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool 6.000%, 01/01/22	281,896	$317,571
6.000%, 10/01/22	902,045	1,016,334
6.000%, 12/01/22	53,425	60,159
6.000%, 04/01/23	52,784	59,455
Freddie Mac 30 Yr. Gold Pool 4.000%, 09/01/40	97,859	103,167
4.000%, 11/01/40	1,019,797	1,075,116
4.000%, 12/01/40	404,681	426,632
4.000%, TBA (a)	33,000,000	34,661,546
4.500%, 04/01/34	42,013	45,494
4.500%, 06/01/35	174,426	189,172
4.500%, 10/01/41	288,495	312,970
4.500%, TBA (a)	36,000,000	38,810,664
5.500%, 03/01/32	46,669	52,033
5.500%, 01/01/33	3,420	3,832
5.500%, 05/01/33	5,284	5,913
5.500%, 08/01/33	3,830	4,251
5.500%, 10/01/33	7,697	8,544
5.500%, 12/01/33	3,064	3,431
5.500%, 01/01/34	4,189	4,689
5.500%, 05/01/34	88,412	99,020
5.500%, 09/01/34	41,027	45,972
5.500%, 01/01/35	78,121	87,785
5.500%, 07/01/35	3,898	4,376
5.500%, 10/01/35	120,286	134,195
5.500%, 11/01/35	200,451	222,820
5.500%, 12/01/35	78,622	88,072
5.500%, 01/01/36	165,578	183,772
5.500%, 02/01/36	138,549	153,903
5.500%, 04/01/36	49,913	55,646
5.500%, 06/01/36	3,879,498	4,353,640
5.500%, 07/01/36	98,338	109,573
5.500%, 08/01/36	131,320	146,355
5.500%, 10/01/36	38,365	42,802
5.500%, 12/01/36	815,160	907,201
5.500%, 02/01/37	80,666	89,827
5.500%, 03/01/37	33,334	37,184
5.500%, 04/01/37	78,035	86,666
5.500%, 06/01/37	97,951	108,798
5.500%, 07/01/37	691,489	770,713
5.500%, 08/01/37	207,915	233,131
5.500%, 09/01/37	108,008	120,052
5.500%, 10/01/37	26,946	29,966
5.500%, 11/01/37	737,487	821,348
5.500%, 12/01/37	37,208	41,296
5.500%, 01/01/38	233,496	260,046
5.500%, 02/01/38	598,428	666,516
5.500%, 03/01/38	239,361	266,483
5.500%, 04/01/38	506,718	564,890
5.500%, 05/01/38	1,027,769	1,143,986
5.500%, 06/01/38	799,105	890,456
5.500%, 07/01/38	1,209,211	1,344,850
5.500%, 08/01/38	3,217,730	3,583,514
5.500%, 09/01/38	827,388	921,117
5.500%, 10/01/38	23,480,503	26,148,076

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 5.500%, 11/01/38	9,531,770	10,611,921
5.500%, 12/01/38	12,749	14,150
5.500%, 01/01/39	1,799,206	2,003,371
5.500%, 02/01/39	324,680	361,215
5.500%, 03/01/39	233,351	259,883
5.500%, 06/01/39	8,349,607	9,300,074
5.500%, 09/01/39	141,090	156,749
5.500%, 02/01/40	246,362	274,093
5.500%, 03/01/40	27,378	30,464
5.500%, 05/01/40	7,400	8,242
5.500%, 08/01/40	233,004	259,362
5.500%, 02/01/41	111,571	123,970
Freddie Mac ARM Non-Gold Pool 1.857%, 09/01/35 (b)	446,454	466,780
2.232%, 10/01/34 (b)	86,095	91,764
2.233%, 02/01/35 (b)	76,716	81,835
2.244%, 02/01/35 (b)	33,875	35,957
2.246%, 02/01/35 (b)	79,098	83,859
2.250%, 02/01/35 (b)	77,563	82,385
2.302%, 01/01/35 (b)	90,148	96,079
2.303%, 02/01/35 (b)	87,674	94,125
2.348%, 09/01/35 (b)	779,634	832,091
2.375%, 11/01/31 (b)	33,609	35,763
2.375%, 11/01/34 (b)	149,733	160,620
2.375%, 01/01/35 (b)	381,695	406,564
2.375%, 02/01/35 (b)	156,379	167,681
2.375%, 06/01/35 (b)	1,924,158	2,057,682
2.375%, 08/01/35 (b)	918,156	979,664
2.461%, 08/01/32 (b)	185,046	185,691
2.511%, 11/01/34 (b)	79,299	85,011
2.521%, 11/01/34 (b)	54,423	58,388
2.525%, 11/01/34 (b)	44,611	47,991
2.526%, 02/01/35 (b)	99,147	106,121
2.576%, 01/01/29 (b)	567,659	604,329
5.400%, 03/01/35 (b)	138,424	143,437
Freddie Mac REMICS (CMO) 0.404%, 07/15/34 (b)	151,980	152,828
1.875%, 11/15/23 (b)	553,913	577,433
3.500%, 07/15/32	41,704	42,943
3.500%, 01/15/42	21,953,570	20,988,337
6.500%, 01/15/24	36,551	40,559
Freddie Mac Structured Pass-Through Securities (CMO) 1.318%, 10/25/44 (b)	1,475,120	1,527,312
1.318%, 02/25/45 (b)	131,944	133,747
1.518%, 07/25/44 (b)	7,481,441	7,750,683
Ginnie Mae I 30 Yr. Pool 5.000%, 03/15/33	2,773	3,050
5.000%, 10/15/33	10,268	11,308
5.000%, 12/15/33	62,683	69,654
5.000%, 05/15/34	8,828	9,774
5.000%, 07/15/34	8,523	9,387
5.000%, 11/15/35	7,017	7,761
5.000%, 03/15/36	5,316	5,879
5.000%, 03/15/38	450,328	495,678

MIST-270

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 5.000%, 05/15/38	36,929	$40,648
5.000%, 06/15/38	944,434	1,039,538
5.000%, 10/15/38	1,650,447	1,816,655
5.000%, 11/15/38	5,043,293	5,551,196
5.000%, 01/15/39	967,031	1,066,857
5.000%, 02/15/39	252,547	279,263
5.000%, 03/15/39	3,938,239	4,345,124
5.000%, 04/15/39	9,876,952	10,922,633
5.000%, 05/15/39	6,944,476	7,701,847
5.000%, 06/15/39	3,480,117	3,847,316
5.000%, 07/15/39	4,948,507	5,470,876
5.000%, 08/15/39	745,642	824,033
5.000%, 09/15/39	863,809	952,275
5.000%, 10/15/39	1,800,515	1,990,583
5.000%, 05/15/40	86,372	95,843
5.000%, 07/15/40	1,527,209	1,687,269
5.000%, 09/15/40	914,216	1,012,226
5.000%, 12/15/40	68,282	75,700
5.000%, 07/15/41	47,014	51,778
7.000%, 10/15/23	8,043	8,751
7.500%, 01/15/26	10,939	12,301
Ginnie Mae II ARM Pool 1.625%, 01/20/23 (b)	24,113	24,994
1.625%, 01/20/26 (b)	14,555	14,582
1.625%, 02/20/26 (b)	13,626	14,020
1.625%, 05/20/26 (b)	23,145	23,966
1.625%, 01/20/27 (b)	7,039	7,252
1.625%, 02/20/27 (b)	10,780	10,828
1.625%, 06/20/27 (b)	7,858	8,090
1.625%, 08/20/27 (b)	86,772	88,788
1.625%, 09/20/27 (b)	77,506	77,783
1.625%, 11/20/27 (b)	23,261	24,012
1.625%, 02/20/28 (b)	16,885	17,418
1.625%, 03/20/28 (b)	17,959	18,528
1.625%, 05/20/28 (b)	8,122	8,371
1.625%, 10/20/28 (b)	13,847	14,411
1.625%, 04/20/29 (b)	6,718	6,742
1.625%, 05/20/29 (b)	11,338	11,697
1.625%, 07/20/29 (b)	12,788	13,224
1.625%, 08/20/29 (b)	12,239	12,658
1.625%, 09/20/29 (b)	15,674	16,307
1.625%, 10/20/29 (b)	9,811	10,145
1.625%, 01/20/30 (b)	45,611	47,154
1.625%, 06/20/30 (b)	14,452	14,924
1.625%, 11/20/30 (b)	63,900	65,797
1.625%, 04/20/31 (b)	17,663	18,397
1.625%, 08/20/31 (b)	4,483	4,660
1.625%, 03/20/32 (b)	822	851
1.625%, 04/20/32 (b)	10,420	10,820
1.625%, 05/20/32 (b)	22,761	23,635
1.625%, 07/20/32 (b)	9,963	10,387
1.625%, 03/20/33 (b)	7,677	7,972
1.625%, 09/20/33 (b)	77,680	80,746
2.000%, 02/20/22 (b)	15,308	15,924
2.000%, 04/20/22 (b)	1,307	1,351

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II ARM Pool 2.000%, 04/20/30 (b)	26,496	27,563
2.000%, 05/20/30 (b)	38,314	40,175
2.125%, 04/20/29 (b)	15,801	16,435
2.125%, 10/20/31 (b)	6,359	6,393
2.500%, 11/20/26 (b)	15,843	15,861
2.500%, 10/20/30 (b)	4,897	4,922
Government National Mortgage Association (CMO) 0.454%, 01/16/31 (b)	35,246	35,393
0.654%, 02/16/30 (b)	14,247	14,361

		1,342,179,574

Federal Agencies—3.5%
Federal Home Loan Mortgage Corp. 0.875%, 03/07/18	3,300,000	3,243,804
1.000%, 03/08/17 (c) (d)	68,400,000	68,593,435
1.000%, 09/29/17	42,600,000	42,407,704
1.250%, 08/01/19	30,400,000	29,510,162
1.250%, 10/02/19	58,400,000	56,727,599
1.750%, 05/30/19	3,700,000	3,688,785
2.375%, 01/13/22	7,100,000	7,058,948
3.750%, 03/27/19	9,100,000	9,853,826
Federal National Mortgage Association 0.875%, 08/28/17	7,500,000	7,449,570
0.875%, 12/20/17	300,000	296,247
0.875%, 02/08/18	23,500,000	23,125,057
0.875%, 05/21/18	4,200,000	4,113,320
1.125%, 04/27/17 (c) (d)	8,500,000	8,542,696
1.250%, 01/30/17	4,700,000	4,743,461
1.875%, 09/18/18	4,400,000	4,444,981
5.000%, 05/11/17 (d)	7,100,000	7,837,562
5.375%, 06/12/17 (d)	9,700,000	10,824,230

		292,461,387

U.S. Treasury—10.4%
U.S. Treasury Bond 3.125%, 08/15/44	129,900,000	127,829,654
U.S. Treasury Inflation Indexed Bonds 1.750%, 01/15/28	142,045,023	158,102,787
2.000%, 01/15/26	57,499,160	65,445,716
2.375%, 01/15/25	124,500,060	145,820,695
2.375%, 01/15/27	94,278,114	111,587,010
2.500%, 01/15/29	50,602,320	61,762,510
3.625%, 04/15/28	736,530	1,000,185
3.875%, 04/15/29	6,666,734	9,404,262
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/22	13,789,846	13,473,107
0.125%, 07/15/22	32,221,155	31,453,389
0.125%, 01/15/23	48,719,368	47,135,989
0.375%, 07/15/23	24,775,476	24,506,439
0.625%, 07/15/21 (c) (d)	13,002,330	13,264,405
1.125%, 01/15/21 (c) (d) (e)	15,247,960	15,993,677

MIST-271

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes 1.250%, 07/15/20 (c) (d) (e)	34,740,864	$36,885,035

		863,664,860

Total U.S. Treasury & Government Agencies
(Cost $2,509,846,691)		2,498,305,821

Corporate Bonds & Notes—23.0%

Banks—12.3%
American Express Bank FSB 6.000%, 09/13/17	31,500,000	35,466,826
American Express Centurion Bank 6.000%, 09/13/17	26,500,000	29,845,333
Banco Santander Brazil S.A. 4.250%, 01/14/16 (144A)	18,200,000	18,792,046
Banco Santander Chile 1.134%, 04/11/17 (144A) (b)	29,900,000	29,989,192
1.834%, 01/19/16 (144A) (b)	6,900,000	6,969,000
Bank of America Corp. 4.500%, 04/01/15	39,133,000	39,894,528
5.625%, 10/14/16	30,407,000	32,990,531
6.400%, 08/28/17	3,100,000	3,487,175
6.875%, 04/25/18	21,300,000	24,567,505
Bank of America N.A. 0.654%, 05/08/17 (b)	8,000,000	8,001,936
0.703%, 11/14/16 (b)	41,700,000	41,735,195
Bank of China (Hong Kong), Ltd. 5.550%, 02/11/20 (144A)	2,500,000	2,687,768
Bank of India 4.750%, 09/30/15	3,100,000	3,197,157
Bank of Montreal 1.950%, 01/30/17 (144A)	3,600,000	3,671,273
2.850%, 06/09/15 (144A)	800,000	813,599
Bank of Nova Scotia 1.250%, 04/11/17	71,200,000	71,087,646
1.650%, 10/29/15 (144A)	4,700,000	4,759,182
1.950%, 01/30/17 (144A)	800,000	815,700
Barclays Bank plc 10.179%, 06/12/21 (144A)	17,900,000	24,340,814
BB&T Corp. 1.094%, 06/15/18 (b)	27,200,000	27,679,155
BBVA Bancomer S.A. 4.500%, 03/10/16 (144A)	3,900,000	4,065,750
6.500%, 03/10/21 (144A)	7,800,000	8,502,000
BNP Paribas S.A. 0.547%, 11/07/15 (b)	39,500,000	39,499,960
BPCE S.A. 0.801%, 11/18/16 (b)	54,700,000	54,895,060
CIT Group, Inc. 4.750%, 02/15/15 (144A)	2,000,000	2,020,000
5.250%, 03/15/18	2,400,000	2,472,000
Citigroup, Inc. 0.760%, 05/01/17 (b)	65,300,000	65,433,081
1.025%, 04/01/16 (b)	2,700,000	2,719,157

Banks—(Continued)
Citigroup, Inc. 1.194%, 07/25/16 (b)	3,200,000	3,232,870
1.250%, 01/15/16	11,295,000	11,353,294
5.500%, 10/15/14	21,447,000	21,486,849
Credit Agricole S.A. 8.375%, 10/13/19 (144A) (b)	6,900,000	7,986,750
Export-Import Bank of Korea 4.000%, 01/29/21	2,500,000	2,627,050
5.125%, 06/29/20	2,500,000	2,803,550
ING Bank NV 0.574%, 01/04/16 (144A) (b)	66,400,000	66,466,134
JPMorgan Chase & Co. 0.754%, 02/15/17 (b)	55,300,000	55,560,186
0.784%, 04/25/18 (b)	14,400,000	14,475,946
3.150%, 07/05/16	4,900,000	5,071,280
3.450%, 03/01/16	5,849,000	6,057,406
3.700%, 01/20/15	15,500,000	15,653,031
JPMorgan Chase Bank N.A. 0.564%, 06/13/16 (b)	5,300,000	5,297,785
6.000%, 10/01/17	23,600,000	26,386,169
Lloyds Bank plc 12.000%, 12/16/24 (144A) (b)	5,700,000	8,350,500
Mizuho Bank, Ltd. 0.684%, 09/25/17 (144A) (b) (f)	1,300,000	1,299,220
Morgan Stanley 1.514%, 04/25/18 (b)	36,700,000	37,732,408
6.000%, 04/28/15	2,300,000	2,370,870
National Australia Bank, Ltd. 0.513%, 06/30/17 (144A) (b)	48,300,000	48,339,461
National Bank of Canada 2.200%, 10/19/16 (144A)	1,400,000	1,435,451
Nykredit Realkredit A/S 2.000%, 04/01/15 (DKK)	3,600,000	616,240
Royal Bank of Scotland Group plc 6.990%, 10/05/17 (144A) (b)	2,000,000	2,288,750
Sberbank of Russia Via SB Capital S.A. 5.499%, 07/07/15	8,400,000	8,553,804
State Bank of India 4.500%, 07/27/15 (144A)	12,200,000	12,516,858
Turkiye Garanti Bankasi A/S 2.734%, 04/20/16 (144A) (b)	3,000,000	2,997,000
U.S. Bank N.A. 0.352%, 04/22/16 (b)	7,400,000	7,401,983
VTB Bank OJSC Via VTB Capital S.A. 6.465%, 03/04/15 (144A) (f)	9,000,000	9,080,100
Wachovia Corp. 0.504%, 06/15/17 (b)	27,870,000	27,887,447
Wells Fargo & Co. 7.980%, 03/15/18 (b)	20,300,000	22,214,290

		1,027,941,251

Biotechnology—0.1%
Amgen, Inc. 1.875%, 11/15/14	2,000,000	2,003,674
2.300%, 06/15/16	5,108,000	5,225,484

		7,229,158

MIST-272

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.1%
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	3,300,000	$3,375,900
Rohm & Haas Co. 6.000%, 09/15/17	2,438,000	2,726,862

		6,102,762

Computers—0.0%
Apple, Inc. 2.850%, 05/06/21	3,700,000	3,707,259

Diversified Financial Services—3.1%
Ally Financial, Inc. 2.750%, 01/30/17	14,700,000	14,406,000
3.125%, 01/15/16	5,000,000	5,000,000
4.625%, 06/26/15	2,600,000	2,636,140
5.500%, 02/15/17	15,000,000	15,600,000
6.750%, 12/01/14	9,600,000	9,672,000
7.500%, 09/15/20	7,100,000	8,182,750
8.300%, 02/12/15	3,500,000	3,570,000
Bear Stearns Cos. LLC (The) 5.300%, 10/30/15	9,000,000	9,441,594
6.400%, 10/02/17	1,400,000	1,583,634
7.250%, 02/01/18	4,200,000	4,886,204
BM&FBovespa S.A. 5.500%, 07/16/20 (144A)	1,000,000	1,082,500
Ford Motor Credit Co. LLC 0.684%, 11/08/16 (b)	27,900,000	27,888,059
0.753%, 09/08/17 (b)	3,700,000	3,704,255
1.500%, 01/17/17	2,550,000	2,545,767
2.500%, 01/15/16	3,259,000	3,318,939
2.750%, 05/15/15	31,195,000	31,602,126
3.984%, 06/15/16	9,497,000	9,946,882
4.207%, 04/15/16	5,429,000	5,677,735
7.000%, 04/15/15	9,700,000	10,033,680
8.000%, 12/15/16	500,000	568,737
8.700%, 10/01/14	500,000	500,000
12.000%, 05/15/15	19,300,000	20,664,703
General Electric Capital Corp. 6.375%, 11/15/67 (b)	5,100,000	5,520,750
GMAC International Finance B.V. 7.500%, 04/21/15 (EUR)	2,800,000	3,654,662
International Lease Finance Corp. 6.750%, 09/01/16 (144A)	5,300,000	5,710,750
8.625%, 09/15/15	10,900,000	11,527,840
Navient LLC 6.000%, 01/25/17	1,300,000	1,360,125
6.250%, 01/25/16	14,714,000	15,273,132
8.450%, 06/15/18	8,300,000	9,337,500
Springleaf Finance Corp. 6.900%, 12/15/17	3,200,000	3,400,000
SteelRiver Transmission Co. LLC 4.710%, 06/30/17 (144A)	5,993,983	6,285,609

		254,582,073

Electric—1.7%
Arizona Public Service Co. 4.650%, 05/15/15	165,000	169,060
Centrais Eletricas Brasileiras S.A. 6.875%, 07/30/19 (144A)	54,400,000	59,024,000
Entergy Corp. 3.625%, 09/15/15	14,300,000	14,646,489
Korea Hydro & Nuclear Power Co., Ltd.
3.125%, 09/16/15 (144A)	11,200,000	11,422,880
Majapahit Holding B.V. 7.250%, 06/28/17	2,040,000	2,279,700
7.750%, 01/20/20	5,000,000	5,787,500
Pacific Gas & Electric Co. 0.433%, 05/11/15 (b)	44,700,000	44,723,602
TECO Finance, Inc. 6.750%, 05/01/15	4,400,000	4,552,011

		142,605,242

Forest Products & Paper—0.1%
International Paper Co. 5.250%, 04/01/16	6,500,000	6,898,938

Healthcare-Services—0.1%
HCA, Inc. 3.750%, 03/15/19	4,500,000	4,398,750

Holding Companies-Diversified—0.1%
Blackstone CQP Holdco L.P. 2.324%, 03/18/19 (f)	3,500,000	3,492,422
Noble Group, Ltd. 4.875%, 08/05/15 (144A)	700,000	717,500

		4,209,922

Insurance—0.5%
AIG Life Holdings, Inc. 8.125%, 03/15/46 (144A)	14,700,000	20,804,219
American International Group, Inc. 5.050%, 10/01/15	6,300,000	6,574,730
5.450%, 05/18/17	700,000	771,397
6.765%, 11/15/17 (GBP)	2,500,000	4,603,945
CNA Financial Corp. 5.850%, 12/15/14	5,000,000	5,057,325

		37,811,616

Lodging—0.2%
MGM Resorts International 6.875%, 04/01/16	14,200,000	14,998,750
7.625%, 01/15/17	4,960,000	5,394,000

		20,392,750

Machinery-Diversified—0.8%
John Deere Capital Corp. 0.362%, 04/12/16 (b)	67,500,000	67,540,432

MIST-273

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—0.2%
DISH DBS Corp. 4.250%, 04/01/18	500,000	$501,250
4.625%, 07/15/17	1,000,000	1,020,000
6.625%, 10/01/14	6,849,000	6,849,000
7.125%, 02/01/16	2,600,000	2,756,000
Time Warner, Inc. 5.875%, 11/15/16	6,500,000	7,132,014

		18,258,264

Mining—0.0%
AngloGold Ashanti Holdings plc 5.375%, 04/15/20	2,400,000	2,409,864

Oil & Gas—1.2%
CNPC General Capital, Ltd. 1.133%, 05/14/17 (144A) (b)	26,700,000	26,761,410
Gazprom OAO Via Gaz Capital S.A. 5.875%, 06/01/15 (EUR)	6,700,000	8,578,796
Indian Oil Corp., Ltd. 4.750%, 01/22/15	2,200,000	2,222,933
Novatek Finance, Ltd. 5.326%, 02/03/16 (144A)	3,100,000	3,145,136
Petrobras International Finance Co. 5.375%, 01/27/21	8,200,000	8,288,724
5.750%, 01/20/20	2,700,000	2,840,967
Statoil ASA 0.694%, 11/08/18 (b)	49,900,000	50,243,861

		102,081,827

Real Estate—0.0%
Qatari Diar Finance QSC 3.500%, 07/21/15	1,000,000	1,020,000

Retail—0.0%
CVS Pass-Through Trust 6.943%, 01/10/30	920,300	1,120,276

Savings & Loans—0.1%
Nationwide Building Society 6.250%, 02/25/20 (144A)	10,800,000	12,607,294

Telecommunications—2.2%
BellSouth Corp. 4.182%, 04/26/15 (144A) (f)	78,600,000	80,212,636
Ooredoo International Finance, Ltd. 3.375%, 10/14/16 (144A)	400,000	414,000
Rogers Communications, Inc. 7.500%, 03/15/15	3,000,000	3,094,263
Sprint Communications, Inc. 9.125%, 03/01/17	2,000,000	2,255,000
Telefonica Emisiones S.A.U. 0.883%, 06/23/17 (b)	29,500,000	29,475,899
Verizon Communications, Inc. 0.632%, 06/09/17 (b)	39,900,000	39,995,201
1.984%, 09/14/18 (b)	3,700,000	3,897,654

Telecommunications—(Continued)
Verizon Communications, Inc. 2.500%, 09/15/16	4,500,000	4,618,314
3.000%, 04/01/16	2,000,000	2,061,552
3.650%, 09/14/18	14,600,000	15,383,086

		181,407,605

Transportation—0.1%
Con-way, Inc. 7.250%, 01/15/18	7,000,000	8,055,054

Trucking & Leasing—0.1%
GATX Corp. 6.000%, 02/15/18	5,000,000	5,582,615
GATX Financial Corp. 5.800%, 03/01/16	5,000,000	5,327,370

		10,909,985

Total Corporate Bonds & Notes (Cost $1,833,297,831)		1,921,290,322

Foreign Government—22.9%

Municipal—0.0%
Autonomous Community of Valencia Spain 3.250%, 07/06/15 (EUR)	300,000	384,023

Provincial—1.3%
Province of Ontario 1.000%, 07/22/16	2,800,000	2,813,521
1.600%, 09/21/16	300,000	304,742
1.650%, 09/27/19	7,000,000	6,848,751
3.000%, 07/16/18	4,300,000	4,504,366
3.150%, 06/02/22 (CAD)	9,300,000	8,567,592
4.000%, 06/02/21 (CAD)	31,100,000	30,344,958
4.200%, 03/08/18 (CAD)	1,100,000	1,064,268
4.200%, 06/02/20 (CAD)	10,800,000	10,635,775
4.300%, 03/08/17 (CAD)	1,000,000	953,757
4.400%, 06/02/19 (CAD)	6,300,000	6,215,340
4.400%, 04/14/20	2,700,000	2,992,248
5.500%, 06/02/18 (CAD)	2,600,000	2,627,000
Province of Quebec 3.500%, 07/29/20	10,600,000	11,286,880
3.500%, 12/01/22 (CAD)	3,300,000	3,095,273
4.250%, 12/01/21 (CAD)	15,200,000	15,025,599
4.500%, 12/01/17 (CAD)	700,000	680,162
4.500%, 12/01/20 (CAD)	2,900,000	2,902,382

		110,862,614

Sovereign—21.6%
Banco Nacional de Desenvolvimento Economico e Social 3.375%, 09/26/16 (144A)	2,600,000	2,661,100
4.125%, 09/15/17 (144A) (EUR)	2,700,000	3,595,753
Brazil Letras do Tesouro Nacional Zero Coupon, 01/01/15 (BRL)	220,000,000	87,443,652

MIST-274

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Brazil Letras do Tesouro Nacional Zero Coupon, 04/01/15 (BRL)	127,000,000	$49,147,119
Zero Coupon, 07/01/15 (BRL)	69,000,000	25,962,605
Zero Coupon, 10/01/15 (BRL)	128,000,000	46,699,567
Zero Coupon, 01/01/17 (BRL)	5,000,000	1,568,553
Zero Coupon, 07/01/17 (BRL)	75,000,000	22,184,956
Brazil Notas do Tesouro Nacional 10.000%, 01/01/17 (BRL)	77,900,000	30,461,529
Italy Buoni Poliennali Del Tesoro 1.150%, 05/15/17 (EUR)	49,800,000	63,849,702
2.250%, 05/15/16 (EUR)	28,400,000	36,951,415
2.750%, 12/01/15 (EUR)	14,800,000	19,218,667
3.000%, 11/01/15 (EUR)	1,600,000	2,079,656
3.750%, 08/01/15 (EUR)	6,100,000	7,925,807
3.750%, 04/15/16 (EUR)	18,300,000	24,311,120
3.750%, 08/01/16 (EUR)	167,400,000	224,332,162
4.500%, 07/15/15 (EUR)	19,900,000	25,964,904
4.750%, 09/15/16 (EUR)	20,000,000	27,372,830
4.750%, 06/01/17 (EUR)	47,700,000	66,878,950
Italy Certificati di Credito del Tesoro Zero Coupon, 12/31/15 (EUR)	9,100,000	11,445,256
Zero Coupon, 04/29/16 (EUR)	16,200,000	20,331,488
Korea Housing Finance Corp. 4.125%, 12/15/15 (144A)	2,500,000	2,588,640
Mexican Bonos 9.500%, 12/18/14 (MXN)	1,161,250,000	87,585,253
Mexican Udibonos 4.000%, 11/15/40 (MXN)	44,536,227	3,539,251
4.000%, 11/08/46 (MXN)	610,042,732	49,043,248
4.500%, 11/22/35 (MXN)	130,760,433	11,244,492
Mexico Cetes 2.864%, 12/11/14 (MXN)	1,942,000,000	14,375,615
2.869%, 11/13/14 (MXN)	12,340,000,000	91,558,840
2.890%, 11/06/14 (MXN)	3,972,000,000	29,494,625
2.915%, 10/16/14 (MXN)	6,949,000,000	51,673,696
2.915%, 01/22/15 (MXN)	8,315,000,000	61,336,784
2.918%, 02/19/15 (MXN)	2,857,460,000	21,026,548
2.924%, 02/05/15 (MXN)	13,166,000,000	97,002,261
3.007%, 12/24/14 (MXN)	4,631,833,000	34,251,182
Spain Government Bonds 2.100%, 04/30/17 (EUR)	61,200,000	80,532,402
3.150%, 01/31/16 (EUR)	4,200,000	5,507,456
3.250%, 04/30/16 (EUR)	7,100,000	9,385,103
3.300%, 07/30/16 (EUR)	165,800,000	220,784,935
3.750%, 10/31/15 (EUR)	29,000,000	38,002,397
3.800%, 01/31/17 (EUR)	18,600,000	25,359,049
4.250%, 10/31/16 (EUR)	22,400,000	30,572,409
5.500%, 07/30/17 (EUR)	21,400,000	30,807,703

		1,796,058,680

Total Foreign Government (Cost $2,056,570,740)		1,907,305,317

Asset-Backed Securities—6.1%
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—2.0%
Ally Auto Receivables Trust 0.480%, 02/15/17	71,800,000	71,814,719
Nissan Auto Lease Trust 0.314%, 09/15/16 (b)	31,300,000	31,288,482
Santander Drive Auto Receivables Trust 0.434%, 08/15/17 (b)	22,300,000	22,299,353
Toyota Auto Receivables Owner Trust 0.400%, 12/15/16	44,700,000	44,650,383

		170,052,937

Asset-Backed - Home Equity—1.1%
ACE Securities Corp. Home Equity Loan Trust 0.305%, 04/25/36 (b)	11,190,655	9,990,737
0.625%, 10/25/35 (b)	7,100,000	5,968,168
Asset Backed Funding Certificates 0.855%, 06/25/34 (b)	2,868,320	2,679,780
Asset Backed Securities Corp. Home Equity Loan Trust 0.235%, 05/25/37 (b)	35,643	22,249
0.605%, 11/25/35 (b)	2,000,000	1,747,094
Bear Stearns Asset Backed Securities Trust 0.405%, 04/25/37 (b)	15,759,262	8,980,069
0.955%, 10/27/32 (b)	19,042	18,072
1.155%, 10/25/37 (b)	5,470,663	5,105,934
Citigroup Mortgage Loan Trust, Inc. 0.215%, 07/25/45 (b)	600,789	527,178
0.395%, 10/25/36 (b)	14,700,000	13,800,242
Countrywide Asset-Backed Certificates 0.505%, 04/25/36 (b)	12,230,425	12,005,030
First Franklin Mortgage Loan Trust 0.515%, 10/25/35 (b)	12,339,433	11,436,890
HSI Asset Securitization Corp. Trust 0.325%, 12/25/36 (b)	13,842,144	6,725,150
Merrill Lynch Mortgage Investors, Inc. 0.655%, 06/25/36 (b)	3,152,701	2,896,844
Morgan Stanley ABS Capital I 0.215%, 05/25/37 (b)	322,205	216,493
Morgan Stanley Home Equity Loan Trust 0.325%, 04/25/37 (b)	6,588,126	4,219,879
Option One Mortgage Loan Trust 0.795%, 08/25/33 (b)	20,530	19,350
Renaissance Home Equity Loan Trust 1.035%, 08/25/33 (b)	159,957	150,230
Residential Asset Securities Corp. Trust 0.735%, 06/25/33 (b)	1,419,543	1,260,300
0.920%, 03/25/34 (b)	2,610,734	2,422,012
Soundview Home Loan Trust 0.235%, 06/25/37 (b)	25,725	15,332

		90,207,033

Asset-Backed - Manufactured Housing—0.0%
Conseco Financial Corp. 6.220%, 03/01/30	64,693	68,594

MIST-275

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Manufactured Housing—(Continued)
Mid-State Trust 7.791%, 03/15/38	145,239	$144,121

		212,715

Asset-Backed - Other—2.9%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.935%, 05/25/34 (b)	5,736,092	5,229,825
BlackRock Senior Income Corp. 0.474%, 04/20/19 (144A) (b)	3,615,387	3,573,231
Carrington Mortgage Loan Trust 0.475%, 10/25/35 (b)	185,482	184,678
Countrywide Asset-Backed Certificates 0.295%, 02/25/37 (b)	3,418,600	3,273,727
0.305%, 05/25/37 (b)	4,231,433	3,643,983
0.305%, 03/25/47 (b)	4,126,633	3,513,007
0.335%, 06/25/36 (b)	5,977,937	5,823,999
1.160%, 01/25/35 (b)	8,667,874	8,659,448
5.278%, 10/25/46 (b)	2,539,237	2,184,170
Dell Equipment Finance Trust 0.260%, 08/14/15 (144A)	31,328,818	31,328,818
First Franklin Mortgage Loan Trust 0.295%, 12/25/36 (b)	9,391,743	5,755,345
1.580%, 10/25/34 (b)	5,362,296	4,199,273
Galaxy CLO, Ltd. 0.474%, 04/25/19 (144A) (b)	2,910,890	2,901,525
Hillmark Funding, Ltd. 0.484%, 05/21/21 (144A) (b)	24,451,684	24,161,981
Home Equity Loan Trust 0.385%, 04/25/37 (b)	15,900,000	9,590,864
Lehman XS Trust 0.325%, 02/25/37 (b)	15,127,630	8,233,621
0.955%, 10/25/35 (b)	7,487,941	7,047,942
Morgan Stanley ABS Capital I, Inc. Trust 1.115%, 06/25/35 (b)	7,600,000	7,237,533
Mountain View Funding CLO 0.494%, 04/15/19 (144A) (b)	3,463,560	3,448,764
MSIM Peconic Bay, Ltd. 0.514%, 07/20/19 (144A) (b)	1,611,604	1,611,482
Park Place Securities, Inc. 0.645%, 09/25/35 (b)	5,000,000	4,040,080
Penta CLO S.A. 0.614%, 06/04/24 (EUR) (b)	2,808,091	3,513,702
Popular ABS Mortgage Pass-Through Trust 0.245%, 06/25/47 (b)	583,239	561,657
RAMP Series Trust 0.455%, 05/25/36 (b)	34,152,654	26,078,317
RASC Series Trust 0.315%, 11/25/36 (b)	14,049,830	11,939,826
Securitized Asset Backed Receivables LLC Trust 0.405%, 05/25/36 (b)	11,630,760	6,918,814
Small Business Administration Participation Certificates 5.500%, 10/01/18	15,440	16,122
6.220%, 12/01/28	5,696,829	6,460,470

Asset-Backed - Other—(Continued)
Specialty Underwriting & Residential Finance Trust 0.425%, 04/25/37 (b)	6,400,000	3,417,626
Structured Asset Investment Loan Trust 0.645%, 08/25/35 (b)	8,760,000	8,238,211
Structured Asset Securities Corp. Mortgage Loan Trust 0.315%, 03/25/36 (b)	6,686,544	6,398,955
1.055%, 08/25/37 (b)	1,183,602	1,096,602
Tobacco Settlement Financing Corp. 6.250%, 06/01/42	1,300,000	1,300,169
United States Small Business Administration 5.471%, 03/10/18	1,079,503	1,157,639
Wells Fargo Home Equity Trust 0.635%, 12/25/35 (b)	20,861,000	17,121,624
Wood Street CLO B.V. 0.657%, 11/22/21 (EUR) (b)	4,296,512	5,399,372

		245,262,402

Asset-Backed - Student Loan—0.1%
SLM Student Loan Trust 0.364%, 01/25/19 (b)	2,590,779	2,588,281
0.684%, 01/25/17 (b)	399,144	399,295
2.804%, 12/16/19 (144A) (b)	1,554,399	1,580,180

		4,567,756

Total Asset-Backed Securities (Cost $495,790,427)		510,302,843

Mortgage-Backed Securities—4.8%

Collateralized Mortgage Obligations—3.7%
Adjustable Rate Mortgage Trust 2.596%, 11/25/35 (b)	738,807	636,683
Alternative Loan Trust 5.500%, 02/25/36	6,851,765	6,321,048
Alternative Loan Trust Resecuritization 2.548%, 03/25/47 (b)	6,470,882	5,924,267
American Home Mortgage Assets 1.035%, 11/25/46 (b)	4,437,615	2,433,761
American Home Mortgage Investment Trust 2.332%, 02/25/45 (b)	1,857,394	1,875,080
Arran Residential Mortgages Funding plc 1.598%, 05/16/47 (144A) (EUR) (b)	7,649,027	9,757,254
Banc of America Alternative Loan Trust 16.600%, 09/25/35 (b) (g)	7,631,202	9,405,891
27.782%, 11/25/46 (b) (g)	2,696,619	3,817,174
Banc of America Funding Trust 2.631%, 05/25/35 (b)	2,135,916	2,188,840
2.640%, 02/20/36 (b)	5,749,024	5,736,393
2.826%, 01/20/47 (b)	344,352	265,860
Banc of America Funding, Ltd. 0.417%, 10/03/39 (144A) (b) (f)	24,827,346	24,692,337
BCAP LLC Trust 0.325%, 01/25/37 (b)	2,441,161	1,850,292

MIST-276

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
BCAP LLC Trust 4.000%, 02/26/37 (144A) (b)	2,608,174	$2,658,698
5.250%, 02/26/36 (144A)	8,294,966	7,606,533
5.250%, 08/26/37 (144A)	12,833,028	13,347,671
Bear Stearns Adjustable Rate Mortgage Trust 2.164%, 08/25/35 (b)	31,627	32,161
2.264%, 08/25/35 (b)	894,798	907,461
2.664%, 10/25/35 (b)	6,864,613	6,835,054
2.668%, 02/25/33 (b)	25,726	24,327
Bear Stearns ALT-A Trust 0.995%, 11/25/34 (b)	786,288	772,074
2.555%, 05/25/35 (b)	2,252,019	2,204,065
2.583%, 11/25/36 (b)	3,370,451	2,316,107
2.617%, 09/25/35 (b)	1,792,605	1,557,080
2.651%, 11/25/36 (b)	5,660,128	4,120,092
5.237%, 05/25/36 (b)	3,992,911	3,045,541
Bear Stearns Structured Products, Inc. 2.555%, 12/26/46 (b)	1,272,375	979,729
Bear Stearns Structured Products, Inc. Trust 2.509%, 01/26/36 (b)	1,850,604	1,459,212
CC Mortgage Funding Corp. 0.405%, 08/25/35 (144A) (b)	69,569	63,587
Chase Mortgage Finance Trust 2.473%, 03/25/37 (b)	2,997,211	2,740,694
4.840%, 12/25/35 (b)	6,935,424	6,664,249
5.649%, 09/25/36 (b)	5,637,395	5,129,838
ChaseFlex Trust 0.455%, 07/25/37 (b)	8,365,844	7,172,623
Citigroup Mortgage Loan Trust, Inc. 2.200%, 09/25/35 (b)	3,362,517	3,382,423
2.280%, 09/25/35 (b)	1,101,965	1,107,089
2.514%, 10/25/35 (b)	6,076,622	6,068,060
3.154%, 10/25/46 (b)	3,108,955	2,484,295
Countrywide Alternative Loan Trust 0.364%, 03/20/46 (b)	259,069	203,688
4.846%, 05/25/35 (b) (h)	3,934,509	504,160
Countrywide Home Loan Mortgage Pass-Through Trust 0.445%, 04/25/35 (b)	132,310	122,556
0.475%, 03/25/35 (b)	1,084,327	1,034,916
0.495%, 06/25/35 (144A) (b)	3,232,215	2,892,584
2.363%, 09/20/36 (b)	5,061,099	4,231,044
Credit Suisse First Boston Mortgage Securities Corp. 0.799%, 03/25/32 (144A) (b)	83,018	78,090
6.000%, 11/25/35	3,213,153	2,696,167
6.500%, 04/25/33	84,410	85,639
Deutsche Alt-A Securities Mortgage Loan Trust 0.345%, 08/25/47 (b)	8,904,624	7,433,153
Downey Savings & Loan Association Mortgage Loan Trust 2.566%, 07/19/44 (b)	852,466	853,020
First Horizon Alternative Mortgage Securities Trust 4.546%, 01/25/36 (b) (h)	54,208,967	6,732,428

Collateralized Mortgage Obligations—(Continued)
First Horizon Mortgage Pass-Through Trust 2.612%, 08/25/35 (b)	564,151	531,708
Granite Mortgages plc 0.362%, 09/20/44 (EUR) (b)	240,690	303,304
0.581%, 01/20/44 (EUR) (b)	248,756	313,752
0.936%, 01/20/44 (GBP) (b)	400,142	647,781
0.946%, 09/20/44 (GBP) (b)	2,019,691	3,268,328
GreenPoint MTA Trust 0.375%, 06/25/45 (b)	88,966	79,060
GSR Mortgage Loan Trust 2.601%, 04/25/36 (b)	4,084,818	3,701,785
2.660%, 09/25/35 (b)	88,032	88,768
6.000%, 03/25/32	199	205
HarborView Mortgage Loan Trust 0.343%, 01/19/38 (b)	199,807	170,552
0.373%, 05/19/35 (b)	1,437,550	1,228,934
Indymac ARM Trust 1.707%, 01/25/32 (b)	33,660	32,637
1.717%, 01/25/32 (b)	581	566
Indymac Index Mortgage Loan Trust 2.544%, 12/25/34 (b)	228,443	212,427
JPMorgan Mortgage Trust 2.607%, 07/25/35 (b)	3,954,832	4,058,061
2.646%, 02/25/35 (b)	326,626	323,943
5.235%, 07/25/35 (b)	4,587,851	4,645,992
5.750%, 01/25/36	595,181	553,123
MASTR Alternative Loan Trust 0.555%, 03/25/36 (b)	804,951	233,490
Merrill Lynch Mortgage Investors Trust 0.365%, 02/25/36 (b)	1,430,142	1,315,624
0.405%, 11/25/35 (b)	144,046	136,848
0.535%, 08/25/35 (b)	8,700,000	8,063,882
1.155%, 10/25/35 (b)	274,970	261,925
2.350%, 10/25/35 (b)	730,443	740,152
MLCC Mortgage Investors, Inc. 2.133%, 11/25/35 (b)	2,754,797	2,740,109
Morgan Stanley Mortgage Loan Trust 5.500%, 08/25/35	1,473,991	1,491,301
Morgan Stanley Re-REMIC Trust 0.462%, 03/26/37 (144A) (b)	5,444,192	3,896,521
Nomura Asset Acceptance Corp. 4.976%, 05/25/35	2,905,756	2,722,586
RALI Series Trust 6.000%, 12/25/35	14,061,503	12,355,084
RBSSP Resecuritization Trust 0.395%, 06/27/36 (144A) (b)	8,300,000	7,038,732
Residential Accredit Loans, Inc. 0.335%, 06/25/46 (b)	1,916,887	868,639
0.555%, 03/25/33 (b)	246,067	243,528
0.595%, 06/25/34 (b)	2,273,831	2,254,635
6.000%, 06/25/36	2,307,861	1,863,443
Residential Asset Securitization Trust 0.555%, 05/25/33 (b)	128,176	127,270
0.555%, 01/25/46 (b)	1,727,208	932,164
6.000%, 06/25/36	5,197,109	3,771,277

MIST-277

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Residential Funding Mortgage Securities I 0.505%, 06/25/18 (b)	3,749	$3,647
Sequoia Mortgage Trust 0.504%, 07/20/33 (b)	366,695	349,001
Structured Adjustable Rate Mortgage Loan Trust 2.420%, 04/25/35 (b)	10,945,367	10,741,411
2.489%, 01/25/35 (b)	3,225,276	3,153,962
2.530%, 08/25/35 (b)	234,561	219,553
Structured Asset Mortgage Investments II Trust 0.385%, 05/25/45 (b)	1,340,840	1,219,132
0.403%, 07/19/35 (b)	1,454,635	1,359,198
Structured Asset Securities Corp. 2.612%, 10/28/35 (144A) (b)	41,521	39,377
WaMu Mortgage Pass-Through Certificates Trust 1.515%, 06/25/42 (b)	215,205	208,642
1.515%, 08/25/42 (b)	98,702	95,251
1.926%, 02/27/34 (b)	267,039	264,478
Wells Fargo Mortgage Backed Securities Trust 2.491%, 09/25/33 (b)	952,334	967,005
2.610%, 07/25/36 (b)	10,432,186	10,137,080
2.610%, 04/25/36 (b)	1,870,030	1,832,514
2.611%, 10/25/36 (b)	3,674,756	3,540,847
2.615%, 03/25/36 (b)	18,973,824	18,536,767
5.594%, 04/25/36 (b)	863,866	286,414

		308,623,403

Commercial Mortgage-Backed Securities—1.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc. 5.451%, 01/15/49	8,126,623	8,702,329
Bear Stearns Commercial Mortgage Securities, Inc. 5.331%, 02/11/44	358,451	382,056
5.700%, 06/11/50	5,300,000	5,822,999
Commercial Mortgage Pass-Through Certificates 5.383%, 02/15/40	739,560	791,145
Credit Suisse Commercial Mortgage Trust 5.297%, 12/15/39	4,523,983	4,833,785
Credit Suisse Mortgage Capital Certificates 5.467%, 09/15/39	19,272,638	20,518,402
Greenwich Capital Commercial Funding Corp. 4.799%, 08/10/42 (b)	42,991	43,075
5.444%, 03/10/39	7,700,000	8,294,217
JPMorgan Chase Commercial Mortgage Securities Trust 5.420%, 01/15/49	378,456	407,748
LB-UBS Commercial Mortgage Trust 5.866%, 09/15/45 (b)	11,442,912	12,661,524
ML-CFC Commercial Mortgage Trust 5.485%, 03/12/51 (b)	2,200,000	2,385,004

Commercial Mortgage-Backed Securities—(Continued)
ML-CFC Commercial Mortgage Trust 6.079%, 08/12/49 (b)	7,400,000	8,105,627
Morgan Stanley Re-REMIC Trust 5.991%, 08/12/45 (144A) (b)	782,782	851,317
Silenus European Loan Conduit, Ltd. 0.348%, 05/15/19 (EUR) (b)	263,998	328,941
Wachovia Bank Commercial Mortgage Trust 5.933%, 06/15/49 (b)	16,700,000	18,064,240

		92,192,409

Total Mortgage-Backed Securities (Cost $386,547,180)		400,815,812

Municipals—3.7%
American Municipal Power-Ohio, Inc., Combined Hydroelectric Projects Revenue, Build America Bonds, Taxable 8.084%, 02/15/50	6,900,000	10,734,054
Bay Area Toll Bridge Authority, Build America Bonds 7.043%, 04/01/50	10,400,000	14,936,792
Buckeye Tobacco Settlement Financing Authority 5.875%, 06/01/47	3,500,000	2,730,210
California Infrastructure & Economic Development Bank Revenue, Build America Bonds 6.486%, 05/15/49	2,500,000	2,968,975
California State General Obligation Unlimited, Build America Bonds 7.550%, 04/01/39	2,900,000	4,228,780
7.625%, 03/01/40	16,600,000	24,205,124
7.950%, 03/01/36	5,700,000	6,952,803
California State Public Works Board Lease Revenue Build America Bonds, Taxable, University Projects 7.804%, 03/01/35	3,100,000	4,206,049
California State University Revenue, Build America Bonds 6.484%, 11/01/41	4,400,000	5,627,028
Calleguas-Las Virgenes California Public Financing Water Revenue Authority, Build America Bonds 5.944%, 07/01/40	7,800,000	9,011,106
Chicago Transit Authority Transfer Tax Receipts Revenue 6.300%, 12/01/21	400,000	434,660
6.899%, 12/01/40	14,500,000	17,901,700
Clark County NV, Airport Revenue 6.820%, 07/01/45	4,800,000	6,601,296
Clark County NV, Refunding 4.750%, 06/01/30	5,500,000	5,798,595

MIST-278

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
East Baton Rouge Sewer Commission, Build America Bonds 6.087%, 02/01/45	17,000,000	$18,773,950
Irvine Ranch CA, Water District, Build America Bonds, Taxable 6.622%, 05/01/40	21,700,000	28,402,262
Los Angeles CA, Wastewater System Revenue, Build America Bonds 5.713%, 06/01/39	2,300,000	2,835,624
Los Angeles Department of Water & Power Revenue, Build America Bonds 6.166%, 07/01/40	60,200,000	66,410,834
Los Angeles, California Unified School District, Build America Bonds 4.500%, 01/01/28	1,700,000	1,843,769
Los Angeles, Unified School District, Build America Bonds 6.758%, 07/01/34	1,100,000	1,472,724
Metropolitan Transportation Authority Build America Bonds, Metro Transit Authority 6.089%, 11/15/40	200,000	255,538
Newport Beach CA, Certificates of Participation, Build America Bonds 7.168%, 07/01/40	31,650,000	39,292,209
Pennsylvania Economic Development Financing Authority, Build America Bonds 6.532%, 06/15/39	1,000,000	1,137,750
Port Authority of New York & New Jersey, One Hundred Sixtieth 5.647%, 11/01/40	3,000,000	3,619,470
Public Power Generation Agency, Build America Bonds, Whelan Energy Centre Unit 7.242%, 01/01/41	1,800,000	2,040,948
State of California General Obligation Unlimited, Build America Bonds 6.548%, 05/15/48	3,400,000	4,437,442
7.500%, 04/01/34	2,900,000	4,137,372
7.600%, 11/01/40	1,900,000	2,809,511
7.700%, 11/01/30	100,000	123,948
State of Georgia 6.655%, 04/01/57	1,300,000	1,598,779
State of Texas Transportation Commission Revenue, Build America Bonds 5.178%, 04/01/30	2,300,000	2,698,015
State of Wisconsin, General Fund Annual Appropriation Revenue 5.050%, 05/01/18	2,900,000	3,236,661
Tobacco Settlement Financing Authority 7.467%, 06/01/47	7,355,000	6,238,364
Tobacco Settlement Financing Corp. 5.000%, 06/01/41	500,000	367,090

Total Municipals (Cost $261,474,889)		308,069,432

Convertible Bond—0.6%
Security Description	Shares/ Principal Amount*	Value

Banks—0.6%
LBG Capital No. 2 plc 15.000%, 12/21/19 (GBP) (Cost $50,020,987)	20,400,000	46,796,121

Floating Rate Loans(b)—0.5%

Auto Manufacturers—0.2%
Chrysler Group LLC Term Loan B, 3.500%, 05/24/17	21,344,845	21,214,770

Healthcare-Services—0.3%
HCA, Inc. Term Loan B5, 2.904%, 03/31/17	22,243,829	22,123,334

Lodging—0.0%
MGM Resorts International Term Loan A, 1.000%, 12/20/17	1,994,924	1,981,833

Total Floating Rate Loans (Cost $45,653,270)		45,319,937

Convertible Preferred Stock—0.5%

Banks—0.5%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $25,992,734)	36,950	44,432,744

Preferred Stock—0.4%

Banks—0.4%
GMAC Capital Trust I, 8.125% (b) (Cost $28,270,000)	1,130,800	30,090,588

Short-Term Investments—12.1%

U.S. Treasury—0.0%
U.S. Treasury Bill 0.041%, 03/19/15 (c) (i)	260,000	259,950

Commercial Paper—7.7%
Bank of Montreal 0.196%, 12/08/14 (i)	3,550,000	3,549,252
Bank of Nova Scotia 1.000%, 02/10/15 (CAD) (i)	64,900,000	57,685,418
Barclays Bank PLC 0.537%, 05/01/15	138,600,000	138,600,000
Canadian Natural Resources, Ltd. 0.290%, 10/28/14 (i)	26,900,000	26,894,149
COX Enterprises, Inc. 0.250%, 10/03/14 (i)	63,600,000	63,599,117
Enbridge Energy Partners L.P. 0.280%, 10/20/14 (i)	15,000,000	14,997,783

MIST-279

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Enbridge Energy Partners L.P. 0.280%, 10/23/14 (i)	22,800,000	$22,796,099
Ford Motor Credit Co. LLC 0.630%, 02/02/15 (i)	11,900,000	11,874,177
Glencore Funding LLC 0.370%, 10/20/14 (i)	22,500,000	22,495,606
0.580%, 10/06/14 (i)	25,000,000	24,997,986
0.630%, 11/05/14 (i)	20,700,000	20,687,321
Itau Unibanco S.A. New York 1.356%, 10/31/14 (i)	8,900,000	8,889,760
Nisource Finance Corp. 0.620%, 10/14/14 (i)	42,000,000	41,990,597
Citigroup Global Markets, Inc. 0.860%, 10/09/14 (f) (i)	27,200,000	27,194,802
Rabobank Nederland NV 0.284%, 06/12/15	36,500,000	36,500,000
Vodafone Group plc 0.600%, 06/29/15 (i)	50,000,000	49,774,167
0.609%, 06/29/15 (i)	43,900,000	43,701,718
Whirlpool Corp. 0.000%, 10/17/14 (i)	9,400,000	9,398,872
0.270%, 10/16/14 (i)	20,000,000	19,997,750

		645,624,574

Repurchase Agreements—4.3%
Credit Suisse Securities (USA) LLC Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $175,000,000 on 10/01/14, collateralized by $178,339,000 U.S. Treasury Note at 0.375% due 11/15/14 with a value of $178,408,552.	175,000,000	175,000,000
Deutsche Bank AG Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $176,000,000 on 10/01/14, collateralized by $159,650,000 U.S. Treasury Bond at 3.750% due 11/15/43 with a value of $176,463,061.	176,000,000	176,000,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $5,739,951 on 10/01/14, collateralized by $5,545,000 U.S. Treasury Note at 11.250% due 02/15/15 with a value of $5,855,187.	5,739,951	5,739,951

		356,739,951

Certificate of Deposit—0.1%
Credit Suisse New York 0.465%, 03/17/15 (i)	5,500,000	5,500,000

Total Short-Term Investments (Cost $1,009,815,959)		1,008,124,475

Total Investments—104.6% (Cost $8,703,280,708) (j)		8,720,853,412
Other assets and liabilities (net)—(4.6)%		(384,915,862)

Net Assets—100.0%		$8,335,937,550

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2014, the market value of securities pledged was $51,381,834.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2014, the market value of securities pledged was $40,781,535.
(e)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of September 30, 2014, the market value of securities pledged was $3,693,898.
(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2014, the market value of restricted securities was $145,971,517, which is 1.8% of net assets. See details shown in the Restricted Securities table that follows.
(g)	Illiquid security. As of September 30, 2014, these securities represent 0.2% of net assets.
(h)	Interest only security.
(i)	The rate shown represents current yield to maturity.
(j)	As of September 30, 2014, the aggregate cost of investments was $8,703,280,708. The aggregate unrealized appreciation and depreciation of investments were $230,304,983 and $(212,732,279), respectively, resulting in net unrealized depreciation of $17,572,704.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $650,124,557, which is 7.8% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation

MIST-280

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(MXN)—	Mexican Peso
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Banc of America Funding, Ltd.	05/08/14	$24,827,346	$24,579,072	$24,692,337
BellSouth Corp.	04/28/14	78,600,000	81,436,674	80,212,636
Blackstone CQP Holdco L.P.	07/02/14	3,500,000	3,570,000	3,492,422
Mizuho Bank, Ltd.	09/18/14	1,300,000	1,300,000	1,299,220
Nisource Finance Corp.	07/09/14	27,200,000	27,194,802	27,194,802
VTB Bank OJSC Via VTB Capital S.A.	08/05/14	9,000,000	9,187,200	9,080,100

				$145,971,517

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	24,465,800	UBS AG, Stamford	10/02/14	$10,410,979	$(415,759)
BRL	2,968,080	BNP Paribas S.A.	11/04/14	1,200,000	1,848
BRL	4,864,720	UBS AG, Stamford	11/04/14	1,960,000	9,844
DKK	22,080,000	Citibank N.A.	11/13/14	3,974,948	(227,690)
EUR	11,207,000	BNP Paribas S.A.	10/02/14	14,609,501	(454,495)
EUR	11,631,000	BNP Paribas S.A.	10/02/14	15,281,994	(591,454)
EUR	6,232,000	Barclays Bank plc	10/02/14	8,076,256	(204,926)
EUR	6,426,000	Citibank N.A.	10/02/14	8,429,725	(313,363)
EUR	13,347,000	Citibank N.A.	10/02/14	17,597,109	(739,175)
EUR	14,549,000	Citibank N.A.	10/02/14	18,842,913	(466,792)
EUR	810,481,000	Citibank N.A.	10/02/14	1,028,419,341	(4,740,934)
EUR	8,820,000	Credit Suisse International	10/02/14	11,626,762	(486,657)
EUR	7,697,000	Goldman Sachs & Co.	10/02/14	9,967,184	(245,485)
EUR	10,695,000	Goldman Sachs & Co.	10/02/14	14,119,764	(611,439)
EUR	10,150,000	JPMorgan Chase Bank N.A.	10/02/14	13,081,239	(261,277)
EUR	9,924,000	BNP Paribas S.A.	06/15/15	13,303,221	(739,326)
EUR	1,090,000	Barclays Bank plc	06/15/15	1,461,378	(81,426)
EUR	2,313,000	Barclays Bank plc	06/15/15	3,053,753	(125,469)
EUR	4,248,000	Barclays Bank plc	06/15/15	5,696,428	(318,412)
EUR	19,332,000	Credit Suisse International	06/15/15	25,907,296	(1,432,768)
EUR	7,305,000	Deutsche Bank AG	06/15/15	9,498,545	(250,334)
EUR	4,980,000	Goldman Sachs Bank USA	06/15/15	6,622,031	(317,295)
EUR	4,981,000	Goldman Sachs Bank USA	06/15/15	6,624,058	(318,056)
EUR	13,015,000	Goldman Sachs Bank USA	06/15/15	17,461,393	(984,257)
EUR	9,556,000	JPMorgan Chase Bank N.A.	06/15/15	12,777,328	(679,324)
EUR	4,142,000	UBS AG, Stamford	06/15/15	5,458,808	(214,990)
EUR	17,056,000	Deutsche Bank AG	06/13/16	23,052,890	(1,212,257)
GBP	39,466,000	JPMorgan Chase Bank N.A.	10/02/14	64,416,405	(436,092)
GBP	5,353,000	Citibank N.A.	11/04/14	8,731,933	(56,401)
JPY	14,132,600,000	UBS AG, Stamford	10/02/14	129,775,941	(917,040)
MXN	17,966,000	BNP Paribas S.A.	12/18/14	1,347,282	(16,567)
MXN	405,508,350	BNP Paribas S.A.	12/18/14	30,318,381	(282,971)
MXN	16,423,000	Barclays Bank plc	12/18/14	1,236,686	(20,258)
MXN	14,620,000	Citibank N.A.	12/18/14	1,107,450	(24,568)
MXN	173,591,380	JPMorgan Chase Bank N.A.	12/18/14	13,246,700	(389,040)
MXN	461,847,800	UBS AG, Stamford	12/18/14	34,780,053	(571,663)
TRY	4,718,480	Barclays Bank plc	10/15/14	2,143,010	(77,762)

MIST-281

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	40,543,000	Citibank N.A.	11/04/14	$35,259,696	$(154,924)
BRL	24,465,800	UBS AG, Stamford	10/02/14	10,702,216	706,996
BRL	4,864,720	BNP Paribas S.A.	11/04/14	1,960,000	(9,844)
BRL	2,968,080	JPMorgan Chase Bank N.A.	11/04/14	1,200,000	(1,848)
BRL	24,465,800	UBS AG, Stamford	11/04/14	10,318,768	411,968
BRL	220,000,000	JPMorgan Chase Bank N.A.	01/05/15	94,656,226	7,031,202
BRL	86,150,511	UBS AG, Stamford	01/05/15	36,251,004	1,937,638
BRL	860,000	BNP Paribas S.A.	04/02/15	349,562	14,756
BRL	73,140,000	Credit Suisse International	04/02/15	29,687,056	1,212,955
BRL	53,000,000	JPMorgan Chase Bank N.A.	04/02/15	22,386,484	1,753,077
BRL	1,202,727	BNP Paribas S.A.	07/02/15	497,225	40,071
BRL	12,571,330	Deutsche Bank AG	07/02/15	5,194,764	416,426
BRL	55,225,944	Goldman Sachs Bank USA	07/02/15	22,792,383	1,801,109
BRL	19,000,000	BNP Paribas S.A.	10/02/15	7,585,860	543,737
BRL	11,000,000	BNP Paribas S.A.	10/02/15	4,385,965	308,946
BRL	98,000,000	UBS AG, Stamford	10/02/15	39,341,630	3,019,101
BRL	75,000,000	UBS AG, Stamford	07/05/17	26,417,753	2,472,578
CAD	91,316,000	Goldman Sachs Bank USA	10/16/14	82,463,688	957,016
CAD	64,278,258	Citibank N.A.	02/10/15	58,679,366	1,464,839
DKK	3,668,000	BNP Paribas S.A.	04/01/15	656,304	32,984
EUR	2,313,000	Barclays Bank plc	10/02/14	3,047,612	126,176
EUR	4,210,000	Citibank N.A.	10/02/14	5,410,116	92,674
EUR	7,305,000	Deutsche Bank AG	10/02/14	9,472,393	245,810
EUR	893,265,000	Goldman Sachs Bank USA	10/02/14	1,179,102,654	50,863,877
EUR	4,142,000	UBS AG, Stamford	10/02/14	5,446,730	215,175
EUR	810,481,000	Citibank N.A.	11/04/14	1,028,641,413	4,744,457
EUR	98,807,000	JPMorgan Chase Bank N.A.	11/04/14	124,510,129	(314,742)
EUR	18,538,000	BNP Paribas S.A.	06/15/15	25,141,050	1,671,734
EUR	24,522,000	Barclays Bank plc	06/15/15	33,315,834	2,270,708
EUR	33,803,000	Citibank N.A.	06/15/15	46,208,701	3,413,724
EUR	25,265,000	Credit Suisse International	06/15/15	34,263,130	2,277,357
EUR	10,096,000	Credit Suisse International	06/15/15	13,731,872	950,223
EUR	9,000,000	Deutsche Bank AG	08/07/15	12,062,700	658,225
EUR	5,200,000	Deutsche Bank AG	08/07/15	6,957,236	367,984
EUR	3,150,000	Deutsche Bank AG	02/01/16	4,238,955	225,080
EUR	37,241,000	Deutsche Bank AG	06/13/16	50,990,377	3,302,351
EUR	28,951,000	Barclays Bank plc	06/27/16	39,809,073	2,717,358
GBP	39,466,000	Citibank N.A.	10/02/14	65,475,554	1,495,241
GBP	39,466,000	JPMorgan Chase Bank N.A.	11/04/14	64,399,316	437,321
JPY	931,200,000	Deutsche Bank AG	10/02/14	8,773,207	282,667
JPY	9,613,300,000	Goldman Sachs Bank USA	10/02/14	92,348,113	4,695,503
JPY	2,146,600,000	Goldman Sachs Bank USA	10/02/14	20,122,048	549,675
JPY	1,441,500,000	Goldman Sachs Bank USA	10/02/14	13,489,979	346,601
JPY	10,717,700,000	Credit Suisse International	11/04/14	97,679,967	(64,051)
JPY	14,132,600,000	UBS AG, Stamford	11/04/14	129,806,933	919,475
JPY	2,367,736,680	Credit Suisse International	08/07/15	23,300,000	1,626,691
MXN	691,299,100	BNP Paribas S.A.	10/16/14	52,170,761	748,685
MXN	394,489,528	BNP Paribas S.A.	11/06/14	29,732,403	431,196
MXN	1,136,497,570	Goldman Sachs Bank USA	11/13/14	85,809,020	1,434,469
MXN	88,560,153	Goldman Sachs Bank USA	11/13/14	6,708,696	133,914
MXN	192,423,556	Goldman Sachs Bank USA	12/11/14	14,612,302	353,344
MXN	336,949,000	Barclays Bank plc	12/18/14	25,782,507	825,188
MXN	314,510,000	Citibank N.A.	12/18/14	24,027,263	731,968
MXN	90,793,000	Citibank N.A.	12/18/14	6,904,778	179,874
MXN	47,935,000	Citibank N.A.	12/18/14	3,596,995	46,520
MXN	42,770,000	Citibank N.A.	12/18/14	3,208,432	40,521
MXN	152,802,000	Credit Suisse International	12/18/14	11,696,898	379,077

MIST-282

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
MXN	693,975,451	Deutsche Bank AG	12/18/14	$52,894,470	$1,492,726
MXN	508,262,349	Goldman Sachs Bank USA	12/18/14	38,351,897	705,650
MXN	456,268,293	BNP Paribas S.A.	12/24/14	34,630,055	847,983
MXN	677,600,842	BNP Paribas S.A.	01/22/15	51,187,977	1,114,870
MXN	112,919,500	BNP Paribas S.A.	01/22/15	8,519,526	175,041
MXN	30,213,925	Goldman Sachs Bank USA	01/22/15	2,287,720	54,982
MXN	407,576,686	BNP Paribas S.A.	02/05/15	30,850,145	759,486
MXN	890,733,971	Deutsche Bank AG	02/05/15	67,416,005	1,654,708
MXN	281,692,754	BNP Paribas S.A.	02/19/15	21,239,313	461,962
TRY	4,718,480	JPMorgan Chase Bank N.A.	10/15/14	2,172,813	107,565

Net Unrealized Appreciation					$101,541,776

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	12/15/14	217	USD	54,103,790	$13,298
90 Day EuroDollar Futures	12/14/15	15,439	USD	3,822,574,006	(5,474,243)
90 Day EuroDollar Futures	03/14/16	6,230	USD	1,538,663,587	(2,734,962)
90 Day EuroDollar Futures	06/13/16	1,533	USD	377,555,192	(686,304)
90 Day EuroDollar Futures	09/19/16	606	USD	148,846,081	(285,181)
U.S. Treasury Long Bond Futures	12/19/14	2,117	USD	295,399,497	(3,451,966)
U.S. Treasury Note 10 Year Futures	12/19/14	18,192	USD	2,273,433,075	(5,970,825)

Futures Contracts—Short
Put Options on 10 Year Euro Bund Futures, Strike EUR 146	11/21/14	(175)	EUR	(52,351)	$44,019
Call Options on 10 Year Euro Bund Futures, Strike EUR 151	11/21/14	(175)	EUR	(34,851)	(53,236)

Net Unrealized Depreciation					$(18,599,400)

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Call - USD vs BRL	BRL	2.589	BNP Paribas S.A.	10/30/14	(9,800,000)	$(86,730)	$(86,730)	$—
Call - USD vs BRL	BRL	2.575	JPMorgan Chase Bank N.A.	10/31/14	(6,000,000)	(57,900)	(55,302)	2,598
Put - USD vs JPY	JPY	97.000	Barclays Bank plc	11/10/14	(8,000,000)	(10,000)	(280)	9,720
Put - USD vs JPY	JPY	98.000	UBS AG, Stamford	11/10/14	(8,000,000)	(16,800)	(424)	16,376
Put - USD vs JPY	JPY	97.000	Bank of America N.A.	11/10/14	(13,400,000)	(18,491)	(469)	18,022
Put - USD vs JPY	JPY	99.000	Citibank N.A.	09/30/15	(14,900,000)	(122,463)	(122,463)	—

Totals						$(312,384)	$(265,668)	$46,716

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	215.949	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/10/20	$(5,800,000)	$(43,500)	$(1,202)	$42,298
Floor - OTC CPURNSA Index	215.949	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/20	(16,200,000)	(137,080)	(3,392)	133,688
Floor - OTC CPURNSA Index	216.687	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/20	(38,800,000)	(346,040)	(8,425)	337,615
Floor - OTC CPURNSA Index	217.965	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/20	(17,500,000)	(225,750)	(4,851)	220,899

MIST-283

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Written Options—(Continued)

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	218.011	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	10/13/20	(18,000,000)	(176,400)	(5,051)	171,349

Totals						$(928,770)	$(22,921)	$905,849

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5-Year Interest Rate Swap	1.700%	Deutsche Bank AG	3-Month USD-LIBOR	Receive	12/02/14	USD	(31,200,000)	$(65,520)	$(16,130)	$49,390
Call - OTC - 5-Year Interest Rate Swap	1.700%	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Receive	11/17/14	USD	(46,700,000)	(88,730)	(16,812)	71,918
Put - OTC - 10-Year Interest Rate Swap	2.950%	Morgan Stanley & Co.	3-Month USD-LIBOR	Pay	10/14/14	USD	(144,800,000)	(669,700)	(18,100)	651,600
Call - OTC - 5-Year Interest Rate Swap	1.650%	Deutsche Bank AG	3-Month USD-LIBOR	Receive	11/17/14	USD	(174,100,000)	(278,560)	(34,646)	243,914
Call - OTC - 10-Year Interest Rate Swap	0.950%	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	03/23/15	EUR	(17,700,000)	(45,873)	(55,778)	(9,905)
Call - OTC - 5-Year Interest Rate Swap	1.800%	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	12/01/14	USD	(53,600,000)	(95,515)	(63,248)	32,267
Put - OTC - 10-Year Interest Rate Swap	1.550%	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	03/23/15	EUR	(17,700,000)	(146,794)	(96,869)	49,925
Put - OTC - 10-Year Interest Rate Swap	1.600%	Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	01/20/15	EUR	(79,000,000)	(833,380)	(147,177)	686,203
Call - OTC - 5-Year Interest Rate Swap	1.800%	Morgan Stanley & Co.	3-Month USD-LIBOR	Receive	12/01/14	USD	(132,600,000)	(235,365)	(156,468)	78,897
Put - OTC - 5-Year Interest Rate Swap	2.050%	Deutsche Bank AG	3-Month USD-LIBOR	Pay	12/02/14	USD	(31,200,000)	(140,712)	(167,076)	(26,364)
Put - OTC - 5-Year Interest Rate Swap	2.050%	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Pay	11/17/14	USD	(46,700,000)	(159,948)	(192,030)	(32,082)
Call - OTC - 10-Year Interest Rate Swap	2.550%	Morgan Stanley & Co.	3-Month USD-LIBOR	Receive	10/14/14	USD	(144,800,000)	(550,240)	(197,797)	352,443
Put - OTC - 5-Year Interest Rate Swap	2.100%	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	12/01/14	USD	(53,600,000)	(268,000)	(226,460)	41,540
Put - OTC - 5-Year Interest Rate Swap	2.150%	Morgan Stanley & Co.	3-Month USD-LIBOR	Pay	12/01/14	USD	(132,600,000)	(503,880)	(445,801)	58,079
Put - OTC - 10-Year Interest Rate Swap	2.850%	Deutsche Bank AG	3-Month USD-LIBOR	Pay	11/17/14	USD	(174,100,000)	(957,550)	(637,902)	319,648
Put - OTC - 10-Year Interest Rate Swap	2.800%	Morgan Stanley & Co.	3-Month USD-LIBOR	Pay	02/02/15	USD	(52,800,000)	(842,160)	(715,229)	126,931
Put - OTC - 10-Year Interest Rate Swap	2.800%	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Pay	11/17/14	USD	(173,800,000)	(838,585)	(859,441)	(20,856)
Call - OTC - 10-Year Interest Rate Swap	1.200%	Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	01/20/15	EUR	(79,000,000)	(427,374)	(972,166)	(544,792)
Put - OTC - 5-Year Interest Rate Swap	2.600%	Morgan Stanley & Co.	3-Month USD-LIBOR	Pay	09/14/15	USD	(79,600,000)	(1,044,750)	(1,062,103)	(17,353)
Put - OTC - 10-Year Interest Rate Swap	2.850%	Morgan Stanley & Co.	3-Month USD-LIBOR	Pay	11/17/14	USD	(343,400,000)	(2,220,897)	(1,258,218)	962,679

Totals								$(10,413,533)	$(7,339,451)	$3,074,082

MIST-284

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Written Options—(Continued)

Credit Default Swaptions	Strike Rate	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5-Year Credit Default Swap	0.900%	Citibank N.A.	Markit CDX North America Investment Grade, Series 22	Sell	12/17/14	USD	(11,200,000)	$(12,880)	$(12,880)	$—
Put - OTC - 5-Year Credit Default Swap	0.950%	Citibank N.A.	Markit CDX North America Investment Grade, Series 22	Sell	12/17/14	USD	(15,200,000)	(19,000)	(13,434)	5,566
Put - OTC - 5-Year Credit Default Swap	0.850%	Citibank N.A.	Markit CDX North America Investment Grade, Series 22	Sell	12/17/14	USD	(23,000,000)	(27,025)	(31,525)	(4,500)

Totals								$(58,905)	$(57,839)	$1,066

Swap Agreements

OTC Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE	5.000%	09/13/17	Barclays Bank plc	MXN	2,400,000	$1,969	$(1,387)	$3,356
Pay	28-Day MXN TIIE	5.500%	06/11/18	Barclays Bank plc	MXN	5,700,000	8,242	(1,268)	9,510
Pay	28-Day MXN TIIE	5.250%	06/11/18	Barclays Bank plc	MXN	7,400,000	5,941	(4,794)	10,735
Pay	28-Day MXN TIIE	5.500%	06/11/18	Goldman Sachs Bank USA	MXN	25,200,000	36,438	(4,151)	40,589
Pay	28-Day MXN TIIE	5.250%	06/11/18	Goldman Sachs Bank USA	MXN	13,500,000	10,839	(8,510)	19,349
Pay	28-Day MXN TIIE	5.000%	06/11/18	JPMorgan Chase Bank N.A.	MXN	140,000,000	22,375	(211,683)	234,058
Pay	28-Day MXN TIIE	5.250%	06/11/18	JPMorgan Chase Bank N.A.	MXN	5,900,000	4,737	(2,042)	6,779
Pay	28-Day MXN TIIE	5.500%	06/11/18	JPMorgan Chase Bank N.A.	MXN	3,000,000	4,338	(185)	4,523
Pay	28-Day MXN TIIE	5.000%	06/11/18	Morgan Stanley Capital Services, LLC	MXN	125,400,000	20,042	(203,327)	223,369
Pay	28-Day MXN TIIE	5.250%	06/11/18	Morgan Stanley Capital Services, LLC	MXN	9,000,000	7,226	(4,910)	12,136
Pay	28-Day MXN TIIE	5.700%	01/18/19	Deutsche Bank AG	MXN	38,000,000	58,053	(15,644)	73,697
Pay	28-Day MXN TIIE	5.700%	01/18/19	Goldman Sachs Bank USA	MXN	39,000,000	59,581	(11,158)	70,739
Pay	28-Day MXN TIIE	5.700%	01/18/19	JPMorgan Chase Bank N.A.	MXN	39,000,000	59,581	(13,119)	72,700
Pay	28-Day MXN TIIE	5.750%	06/05/23	BNP Paribas S.A.	MXN	100,000	(242)	(128)	(114)
Pay	28-Day MXN TIIE	6.000%	06/05/23	Barclays Bank plc	MXN	200,000	(226)	(348)	122
Pay	28-Day MXN TIIE	5.750%	06/05/23	Barclays Bank plc	MXN	100,000	(243)	(287)	44
Pay	28-Day MXN TIIE	5.750%	06/05/23	Deutsche Bank AG	MXN	200,000	(484)	(337)	(147)
Pay	28-Day MXN TIIE	5.750%	06/05/23	Goldman Sachs Bank USA	MXN	200,000	(484)	(486)	2
Pay	28-Day MXN TIIE	6.000%	06/05/23	JPMorgan Chase Bank N.A.	MXN	300,000	(338)	(1,099)	761
Pay	28-Day MXN TIIE	6.300%	04/26/24	UBS AG, Stamford	MXN	510,000,000	(103,602)	789,472	(893,074)
Pay	28-Day MXN TIIE	7.020%	06/08/34	Deutsche Bank AG	MXN	426,700,000	(240,387)	666,677	(907,064)
Pay	28-Day MXN TIIE	6.810%	06/19/34	Deutsche Bank AG	MXN	60,000,000	(137,969)	6,630	(144,599)
Pay	1-Year BRL CDI	12.055%	01/04/21	Credit Suisse International	BRL	14,900,000	17,287	23,088	(5,801)
Pay	1-Year BRL CDI	12.055%	01/04/21	Morgan Stanley Capital Services, LLC	BRL	77,600,000	90,030	141,049	(51,019)
Pay	1-Year BRL CDI	12.055%	01/04/21	UBS AG, Stamford	BRL	38,700,000	(18,566)	(10,158)	(8,408)

MIST-285

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL CDI	11.680%	01/04/21	UBS AG, Stamford	BRL	35,000,000	$(136,994)	$(139,645)	$2,651

Totals							$(232,856)	$992,250	$(1,225,106)

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	Federal Funds Rate Compounded-OIS	1.000%	10/15/17	USD	417,900,000	$(4,540,105)
Pay	28-Day MXN TIIE	5.600%	09/06/16	MXN	350,200,000	(50,926)
Pay	28-Day MXN TIIE	5.500%	09/13/17	MXN	432,000,000	(77,464)
Pay	28-Day MXN TIIE	5.000%	09/13/17	MXN	2,500,000	(778)
Pay	28-Day MXN TIIE	5.500%	06/11/18	MXN	16,600,000	(1,568)
Pay	28-Day MXN TIIE	5.000%	06/11/18	MXN	138,600,000	(10,334)
Pay	28-Day MXN TIIE	5.700%	01/18/19	MXN	116,000,000	(36,358)
Pay	28-Day MXN TIIE	6.350%	06/02/21	MXN	30,900,000	(8,235)
Pay	28-Day MXN TIIE	5.500%	09/02/22	MXN	700,000	(244)
Pay	28-Day MXN TIIE	6.300%	04/26/24	MXN	760,000,000	(1,379,076)
Pay	28-Day MXN TIIE	7.020%	06/08/34	MXN	324,100,000	(599,827)
Pay	28-Day MXN TIIE	6.810%	06/19/34	MXN	1,100,000,000	(3,512,834)
Pay	3-Month USD-LIBOR	1.750%	06/15/17	USD	455,500,000	(1,255,977)
Pay	3-Month USD-LIBOR	3.000%	09/21/17	USD	710,700,000	(1,310,560)
Pay	3-Month USD-LIBOR	4.000%	06/19/24	USD	63,200,000	478,024
Receive	3-Month USD-LIBOR	3.000%	12/17/24	USD	15,100,000	(119,775)
Receive	3-Month USD-LIBOR	4.250%	06/15/41	USD	235,900,000	22,449,595
Receive	3-Month USD-LIBOR	3.250%	12/18/43	USD	330,000,000	(5,475,115)

Total						$4,548,443

Centrally Cleared Credit Default Swap Agreements—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Unrealized Depreciation
Markit CDX North America Investment Grade, Series 22	1.000%	06/20/19	0.644%	USD	28,000,000	$(27,966)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp. 4.625%, due 10/15/13	1.000%	03/20/15	Goldman Sachs International	0.120%	USD	3,100,000	$13,207	$(54,777)	$67,984
Brazilian Government International Bond 12.250%, due 3/6/30	1.000%	06/20/15	Citibank N.A.	0.569%	USD	11,700,000	36,273	(327,293)	363,566
Brazilian Government International Bond 12.250%, due 3/6/30	1.000%	06/20/15	Deutsche Bank AG	0.569%	USD	6,100,000	18,912	(66,949)	85,861

MIST-286

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250%, due 3/6/30	1.000%	06/20/15	JPMorgan Chase Bank N.A.	0.569%	USD	12,700,000	$39,374	$(139,386)	$178,760
Brazilian Government International Bond 12.250%, due 3/6/30	1.000%	09/20/15	Citibank N.A.	0.594%	USD	1,200,000	4,368	(18,832)	23,200
Brazilian Government International Bond 12.250%, due 3/6/30	1.000%	09/20/15	JPMorgan Chase Bank N.A.	0.594%	USD	4,100,000	14,925	(41,229)	56,154
Brazilian Government International Bond 12.250%, due 3/6/30	1.000%	09/20/15	UBS AG, Stamford	0.594%	USD	1,600,000	5,824	(15,139)	20,963
Brazilian Government International Bond 12.250%, due 3/6/30	1.000%	12/20/15	Morgan Stanley Capital Services, LLC	0.633%	USD	37,100,000	154,732	(214,047)	368,779
Brazilian Government International Bond 12.250%, due 3/6/30	1.000%	06/20/16	Deutsche Bank AG	0.724%	USD	3,500,000	9,360	(11,731)	21,091
Brazilian Government International Bond 12.250%, due 03/06/30	1.000%	03/20/19	Deutsche Bank AG	1.537%	USD	1,100,000	(25,586)	(47,059)	21,473
Brazilian Government International Bond 12.250%, due 3/6/30	1.000%	12/20/19	JPMorgan Chase Bank N.A.	N/A	USD	13,100,000	(489,839)	(477,111)	(12,728)
Brazilian Government International Bond 12.250%, due 03/06/30	1.000%	12/20/19	Morgan Stanley Capital Services, LLC	1.756%	USD	27,500,000	(1,027,379)	(975,872)	(51,507)
China Government International Bond 4.750%, due 10/29/13	1.000%	03/20/15	Deutsche Bank AG	0.243%	USD	2,000,000	7,531	11,410	(3,879)
China Government International Bond 4.250%, due 10/28/14	1.000%	12/20/16	Barclays Bank plc	0.408%	USD	3,500,000	49,627	62,970	(13,343)
China Government International Bond 4.250%, due 10/28/14	1.000%	12/20/16	Barclays Bank plc	0.408%	USD	3,300,000	46,792	68,668	(21,876)
China Government International Bond 4.250%, due 10/28/14	1.000%	12/20/16	Deutsche Bank AG	0.408%	USD	3,100,000	43,956	60,395	(16,439)
China Government International Bond 4.250%, due 10/28/14	1.000%	12/20/16	Deutsche Bank AG	0.408%	USD	3,100,000	43,956	61,254	(17,298)
China Government International Bond 4.250%, due 10/28/14	1.000%	12/20/18	Barclays Bank plc	0.707%	USD	800,000	10,917	7,830	3,087
China Government International Bond 4.250%, due 10/28/14	1.000%	12/20/18	Citibank N.A.	0.707%	USD	2,200,000	30,021	20,448	9,573
General Electric Capital Corp. 5.625%, due 9/15/17	1.000%	09/20/15	Deutsche Bank AG	0.310%	USD	3,500,000	25,827	43,236	(17,409)
General Electric Capital Corp. 5.625%, due 9/15/17	1.000%	12/20/15	Morgan Stanley Capital Services, LLC	0.329%	USD	6,500,000	57,982	(127,348)	185,330
Italy Government International Bond 6.875%, due 9/27/23	1.000%	09/20/16	BNP Paribas S.A.	0.461%	USD	6,100,000	57,895	65,260	(7,365)

MIST-287

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Italy Government International Bond 6.875%, due 9/27/23	1.000%	09/20/16	Barclays Bank plc	0.461%	USD	26,100,000	$247,713	$142,958	$104,755
Italy Government International Bond 6.875%, due 9/27/23	1.000%	09/20/16	Deutsche Bank AG	0.461%	USD	57,800,000	548,576	366,407	182,169
Italy Government International Bond 6.875%, due 9/27/23	1.000%	09/20/16	Deutsche Bank AG	0.461%	USD	48,000,000	455,565	314,481	141,084
Italy Government International Bond 6.875%, due 9/27/23	1.000%	09/20/16	Deutsche Bank AG	0.461%	USD	5,600,000	53,149	56,139	(2,990)
Italy Government International Bond 6.875%, due 9/27/23	1.000%	06/20/17	Barclays Bank plc	0.605%	USD	2,200,000	20,613	8,305	12,308
Italy Government International Bond 6.875%, due 9/27/23	1.000%	06/20/17	Citibank N.A.	0.605%	USD	1,400,000	13,118	8,209	4,909
Italy Government International Bond 6.875%, due 9/27/23	1.000%	06/20/17	Goldman Sachs International	0.605%	USD	1,300,000	12,181	7,405	4,776
Italy Government International Bond 6.875%, due 9/27/23	1.000%	06/20/17	Morgan Stanley Capital Services, LLC	0.605%	USD	2,200,000	20,613	7,617	12,996
Italy Government International Bond 6.875%, due 9/27/23	1.000%	06/20/19	Barclays Bank plc	0.920%	USD	3,500,000	5,009	(22,112)	27,121
Italy Government International Bond 6.875%, due 9/27/23	1.000%	06/20/19	Barclays Bank plc	0.920%	USD	3,500,000	5,009	(23,803)	28,812
Italy Government International Bond 6.875%, due 9/27/23	1.000%	06/20/19	Deutsche Bank AG	0.920%	USD	1,200,000	1,717	(8,723)	10,440
Italy Government International Bond 6.875%, due 9/27/23	1.000%	06/20/19	Goldman Sachs International	0.920%	USD	8,700,000	12,450	(39,667)	52,117
Italy Government International Bond 6.875%, due 9/27/23	1.000%	09/20/19	Barclays Bank plc	0.952%	USD	800,000	(55)	—	(55)
Italy Government International Bond 6.875%, due 9/27/23	1.000%	09/20/19	Deutsche Bank AG	0.952%	USD	3,700,000	(252)	(1,775)	1,523
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	03/20/15	Citibank N.A.	0.180%	USD	3,100,000	10,784	(71,176)	81,960
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	03/20/15	Deutsche Bank AG	0.180%	USD	1,400,000	4,870	(32,144)	37,014
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	09/20/15	Citibank N.A.	0.281%	USD	1,900,000	13,103	(28,651)	41,754
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	09/20/15	UBS AG, Stamford	0.281%	USD	600,000	4,138	(8,488)	12,626
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	03/20/16	Barclays Bank plc	0.343%	USD	10,800,000	102,752	(82,990)	185,742

MIST-288

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond 5.950%, due 3/19/19	1.000%	03/20/16	Citibank N.A.	0.343%	USD	6,900,000	$65,647	$(125,166)	$190,813
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	03/20/16	Deutsche Bank AG	0.343%	USD	19,600,000	186,476	(143,793)	330,269
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	06/20/16	Citibank N.A.	0.351%	USD	10,000,000	106,090	(21,564)	127,654
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	09/20/16	Goldman Sachs International	0.405%	USD	4,600,000	53,814	(21,933)	75,747
Mexico Government International Bond 5.950% due 3/19/19	1.000%	09/20/16	JPMorgan Chase Bank N.A.	0.405%	USD	2,000,000	23,397	11,531	11,866
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	09/20/16	Morgan Stanley Capital Services, LLC	0.405%	USD	9,400,000	109,968	(40,540)	150,508
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	09/20/16	UBS AG, Stamford	0.405%	USD	4,100,000	47,965	(17,990)	65,955
Mexico Government International Bond 5.950%, due 3/19/19	1.000%	12/20/16	Citibank N.A.	0.447%	USD	5,000,000	63,834	65,986	(2,152)
Mexico Government International Bond 5.950% due 3/19/19	1.000%	12/20/16	JPMorgan Chase Bank N.A.	0.447%	USD	1,200,000	15,320	16,197	(877)
Mexico Government International Bond 5.950% due 3/19/19	1.000%	06/20/17	Goldman Sachs International	0.527%	USD	2,900,000	38,727	(12,796)	51,523
Mexico Government International Bond 5.950% due 3/19/19	1.000%	12/20/18	Citibank N.A.	0.718%	USD	700,000	8,766	(1,033)	9,799
Mexico Government International Bond 5.950% due 3/19/19	1.000%	12/20/18	Goldman Sachs International	0.718%	USD	2,800,000	35,063	(6,879)	41,942
Mexico Government International Bond 5.950% due 3/19/19	1.000%	12/20/18	JPMorgan Chase Bank N.A.	0.718%	USD	700,000	8,766	(1,118)	9,884
Mexico Government International Bond 5.950%, due 3/19/19	1.000%	12/20/19	Citibank N.A.	N/A	USD	48,300,000	309,001	286,194	22,807
Mexico Government International Bond 5.950%, due 3/19/19	1.000%	12/20/19	Morgan Stanley Capital Services, LLC	N/A	USD	2,200,000	14,075	13,036	1,039
Morgan Stanley 6.000%, due 4/28/15	1.000%	09/20/18	Deutsche Bank AG	0.718%	USD	24,100,000	261,934	298,407	(36,473)
Republic of Indonesia 6.750%, due 3/10/14	1.000%	09/20/15	Citibank N.A.	0.389%	USD	1,400,000	9,046	(31,728)	40,774
Republic of Indonesia 7.250% due 4/20/15	1.000%	06/20/16	Barclays Bank plc	0.568%	USD	5,600,000	43,910	(89,360)	133,270
Republic of Indonesia 7.250% due 4/20/15	1.000%	06/20/16	Barclays Bank plc	0.568%	USD	5,000,000	39,206	(78,629)	117,835
Republic of Indonesia 6.750% due 3/10/14	1.000%	06/20/16	Citibank N.A.	0.568%	USD	4,200,000	32,933	(77,852)	110,785

MIST-289

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Indonesia 6.750% due 3/10/14	1.000%	06/20/16	Citibank N.A.	0.568%	USD	1,700,000	$13,330	$(32,306)	$45,636
Republic of Indonesia 7.250%, due 4/20/15	1.000%	09/20/16	Morgan Stanley Capital Services, LLC	0.655%	USD	5,900,000	45,898	(87,543)	133,441
Republic of Indonesia 7.250%, due 4/20/15	1.000%	09/20/16	UBS AG, Stamford	0.655%	USD	2,600,000	20,226	(41,034)	61,260
Russian Federation 7.500%, due 3/31/30	1.000%	09/20/15	Barclays Bank plc	2.047%	USD	3,800,000	(40,169)	(48,575)	8,406
Russian Federation 7.500%, due 3/31/30	1.000%	09/20/15	Citibank N.A.	2.047%	USD	17,000,000	(179,705)	(198,559)	18,854
Russian Federation 7.500%, due 3/31/30	1.000%	09/20/15	Deutsche Bank AG	2.047%	USD	1,300,000	(13,742)	(15,901)	2,159
Russian Federation 7.500%, due 3/31/30	1.000%	03/20/19	BNP Paribas S.A.	2.379%	USD	10,900,000	(626,329)	(787,250)	160,921
Russian Federation 7.500%, due 3/31/30	1.000%	03/20/19	Barclays Bank plc	2.379%	USD	9,200,000	(528,645)	(664,468)	135,823
Russian Federation 7.500%, due 3/31/30	1.000%	03/20/19	Citibank N.A.	2.379%	USD	6,700,000	(384,991)	(511,648)	126,657
Russian Federation 7.500%, due 3/31/30	1.000%	03/20/19	Deutsche Bank AG	2.379%	USD	2,600,000	(149,400)	(195,608)	46,208
Russian Federation 7.500%, due 3/31/30	1.000%	09/20/19	Barclays Bank plc	2.445%	USD	28,000,000	(1,842,007)	(1,645,582)	(196,425)
Russian Foreign Bond 7.500%, due 3/31/30	1.000%	06/20/19	JPMorgan Chase Bank N.A.	2.414%	USD	1,200,000	(73,994)	(69,247)	(4,747)
Russian Foreign Bond 7.500%, due 3/31/30	1.000%	06/20/19	Morgan Stanley Capital Services, LLC	2.414%	USD	100,000	(6,166)	(5,680)	(486)
Sberbank of Russia Via SB Capital S.A. 5.500%, due 7/7/15	1.000%	09/20/15	Citibank N.A.	2.994%	USD	700,000	(11,728)	(12,110)	382
Sberbank of Russia Via SB Capital S.A. 5.500%, due 7/7/15	1.000%	09/20/15	JPMorgan Chase Bank N.A.	2.994%	USD	200,000	(3,351)	(3,139)	(212)
U.S. Treasury Note 4.875%, due 8/15/16	0.250%	09/20/15	UBS AG, Stamford	0.109%	EUR	31,800,000	71,086	(477,132)	548,218
U.S. Treasury Note 4.875%, due 8/15/16	0.250%	03/20/16	BNP Paribas S.A.	0.118%	EUR	21,500,000	66,011	(303,267)	369,278
Verizon Communications, Inc. 5.500%, due 4/1/17	1.000%	09/20/18	Credit Suisse International	0.391%	USD	500,000	11,847	13,357	(1,510)

Totals							$(1,498,163)	$(6,588,032)	$5,089,869

OTC Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2014 (b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation
Markit CDX North America Investment Grade, Series 9	0.553%	12/20/17	JPMorgan Chase Bank N.A.	0.113%	USD	1,928,998	$26,871	$—	$26,871

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-290

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CDI)—	Brazil Interbank Deposit Rate
(CPURNSA)—	U.S. Consumer Price All Urban Non-Seasonally Adjusted
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(LIBOR)—	London Interbank Offered Rate
(MXN)—	Mexican Peso
(OIS)—	Overnight Index Swap
(TIIE)—	Tasa de Interès Interbancaria de Equilibio
(TRY)—	Turkish Lira
(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,498,305,821	$—	$2,498,305,821
Total Corporate Bonds & Notes*	—	1,921,290,322	—	1,921,290,322
Total Foreign Government*	—	1,907,305,317	—	1,907,305,317
Total Asset-Backed Securities*	—	510,302,843	—	510,302,843
Total Mortgage-Backed Securities*	—	400,815,812	—	400,815,812
Total Municipals	—	308,069,432	—	308,069,432
Total Convertible Bond*	—	46,796,121	—	46,796,121
Total Floating Rate Loans*	—	45,319,937	—	45,319,937
Total Convertible Preferred Stock*	44,432,744	—	—	44,432,744
Total Preferred Stock*	30,090,588	—	—	30,090,588

MIST-291

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
U.S. Treasury	$—	$259,950	$—	$259,950
Commercial Paper	—	645,624,574	—	645,624,574
Repurchase Agreements	—	356,739,951	—	356,739,951
Certificate of Deposit	—	5,500,000	—	5,500,000
Total Short-Term Investments	—	1,008,124,475	—	1,008,124,475
Total Investments	$74,523,332	$8,646,330,080	$—	$8,720,853,412

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$121,312,907	$—	$121,312,907
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(19,771,131)	—	(19,771,131)
Total Forward Contracts	$—	$101,541,776	$—	$101,541,776
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$57,317	$—	$—	$57,317
Futures Contracts (Unrealized Depreciation)	(18,656,717)	—	—	(18,656,717)
Total Futures Contracts	$(18,599,400)	$—	$—	$(18,599,400)
Written Options
Credit Default Swaptions at Value	$—	$(57,839)	$—	$(57,839)
Foreign Currency Written Options at Value	—	(265,668)	—	(265,668)
Inflation Capped Options at Value	—	(22,921)	—	(22,921)
Interest Rate Swaptions at Value	—	(7,339,451)	—	(7,339,451)
Total Written Options	$—	$(7,685,879)	$—	$(7,685,879)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$22,927,619	$—	$22,927,619
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(18,407,142)	—	(18,407,142)
Total Centrally Cleared Swap Contracts	$—	$4,520,477	$—	$4,520,477
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,338,725	$—	$4,338,725
OTC Swap Contracts at Value (Liabilities)	—	(6,042,873)	—	(6,042,873)
Total OTC Swap Contracts	$—	$(1,704,148)	$—	$(1,704,148)

*	See Schedule of Investments for additional detailed categorizations.

MIST-292

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
United Technologies Corp.	75,813	$8,005,853

Airlines—0.3%
American Airlines Group, Inc.	47,056	1,669,547

Auto Components—1.0%
BorgWarner, Inc.	45,814	2,410,275
Johnson Controls, Inc.	50,226	2,209,944

		4,620,219

Automobiles—0.5%
Ford Motor Co.	159,879	2,364,610

Banks—9.1%
Bank of America Corp.	297,338	5,069,613
BB&T Corp.	92,600	3,445,646
Canadian Imperial Bank of Commerce (a)	20,107	1,806,614
KeyCorp	368,803	4,916,144
PNC Financial Services Group, Inc. (The)	103,370	8,846,404
Regions Financial Corp.	92,291	926,602
U.S. Bancorp	147,469	6,168,628
Wells Fargo & Co.	229,779	11,918,637

		43,098,288

Beverages—1.3%
Coca-Cola Enterprises, Inc.	93,983	4,169,086
Dr Pepper Snapple Group, Inc.	31,604	2,032,453

		6,201,539

Biotechnology—1.8%
Alnylam Pharmaceuticals, Inc. (b)	20,414	1,594,334
Celgene Corp. (b)	37,942	3,596,143
Gilead Sciences, Inc. (b)	31,883	3,393,945

		8,584,422

Building Products—0.4%
Allegion plc	24,886	1,185,569
Fortune Brands Home & Security, Inc.	22,982	944,790

		2,130,359

Capital Markets—3.1%
Charles Schwab Corp. (The)	100,745	2,960,896
Franklin Resources, Inc.	65,330	3,567,671
Invesco, Ltd.	64,418	2,543,223
Morgan Stanley	68,346	2,362,721
State Street Corp.	45,021	3,313,996

		14,748,507

Chemicals—3.7%
Airgas, Inc.	26,509	2,933,221
Dow Chemical Co. (The)	68,344	3,583,959
Ecolab, Inc.	51,199	5,879,181
Monsanto Co.	17,104	1,924,371

Chemicals—(Continued)
Valspar Corp. (The)	40,096	3,167,183

		17,487,915

Communications Equipment—0.6%
F5 Networks, Inc. (b)	22,745	2,700,741

Consumer Finance—1.1%
American Express Co.	35,964	3,148,289
Discover Financial Services	31,557	2,031,955

		5,180,244

Diversified Consumer Services—0.1%
Houghton Mifflin Harcourt Co. (a) (b)	26,632	517,726

Diversified Telecommunication Services—0.7%
Verizon Communications, Inc.	63,934	3,196,061

Electric Utilities—2.2%
American Electric Power Co., Inc.	71,009	3,707,380
NextEra Energy, Inc.	30,137	2,829,261
Southern Co. (The)	94,083	4,106,723

		10,643,364

Electrical Equipment—0.8%
Eaton Corp. plc	31,232	1,979,172
Rockwell Automation, Inc.	14,944	1,642,047

		3,621,219

Energy Equipment & Services—3.2%
Cameron International Corp. (b)	30,684	2,036,804
Ensco plc - Class A (a)	24,713	1,020,894
FMC Technologies, Inc. (b)	31,711	1,722,224
Halliburton Co.	30,131	1,943,751
Helmerich & Payne, Inc.	14,414	1,410,698
National Oilwell Varco, Inc.	28,969	2,204,541
Schlumberger, Ltd.	41,107	4,180,171
Superior Energy Services, Inc.	28,130	924,633

		15,443,716

Food & Staples Retailing—1.7%
CVS Health Corp.	98,880	7,869,859

Food Products—5.7%
Campbell Soup Co. (a)	39,643	1,693,945
General Mills, Inc.	69,142	3,488,214
Hershey Co. (The)	118,140	11,274,100
Kraft Foods Group, Inc.	34,839	1,964,920
Mead Johnson Nutrition Co.	42,815	4,119,659
Mondelez International, Inc. - Class A	132,411	4,537,063

		27,077,901

Health Care Equipment & Supplies—4.3%
Abbott Laboratories	98,381	4,091,666
Becton Dickinson & Co.	44,449	5,058,741

MIST-293

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
C.R. Bard, Inc.	60,215	$8,593,282
Smith & Nephew plc (ADR)	33,902	2,854,209

		20,597,898

Health Care Providers & Services—2.9%
Aetna, Inc.	40,202	3,256,362
DaVita HealthCare Partners, Inc. (b)	28,738	2,101,897
Express Scripts Holding Co. (b)	24,200	1,709,246
Humana, Inc.	9,784	1,274,758
McKesson Corp.	28,072	5,464,776

		13,807,039

Household Durables—0.9%
Electrolux AB - Series B	91,540	2,406,109
Whirlpool Corp.	12,995	1,892,722

		4,298,831

Household Products—1.5%
Clorox Co. (The) (a)	18,310	1,758,492
Procter & Gamble Co. (The)	64,606	5,410,107

		7,168,599

Industrial Conglomerates—2.5%
3M Co.	43,753	6,198,925
General Electric Co.	221,466	5,673,959

		11,872,884

Insurance—2.5%
Chubb Corp. (The)	85,949	7,828,235
Travelers Cos., Inc. (The)	41,590	3,906,965

		11,735,200

Internet Software & Services—2.5%
eBay, Inc. (b)	36,400	2,061,332
Facebook, Inc. - Class A (b)	58,154	4,596,492
Google, Inc. - Class A (b)	4,496	2,645,491
Google, Inc. - Class C (b)	4,496	2,595,811

		11,899,126

IT Services—3.3%
Automatic Data Processing, Inc.	35,902	2,982,738
DST Systems, Inc.	30,659	2,572,903
Fiserv, Inc. (b)	60,062	3,882,108
International Business Machines Corp.	19,493	3,700,356
Visa, Inc. - Class A	10,809	2,306,316

		15,444,421

Life Sciences Tools & Services—1.0%
Thermo Fisher Scientific, Inc.	39,648	4,825,162

Machinery—2.4%
Cummins, Inc.	16,986	2,241,812
Ingersoll-Rand plc	74,659	4,207,781
PACCAR, Inc.	44,769	2,546,237

Machinery—(Continued)
SPX Corp.	23,556	2,212,615

		11,208,445

Media—5.8%
CBS Corp. - Class B	24,610	1,316,635
Gannett Co., Inc.	28,179	836,071
John Wiley & Sons, Inc. - Class A	96,119	5,393,237
Pearson plc	150,962	3,032,450
Scripps Networks Interactive, Inc. - Class A (a)	70,179	5,480,278
Time Warner, Inc.	30,641	2,304,510
Time, Inc. (b)	3,173	74,343
Walt Disney Co. (The)	100,494	8,946,981

		27,384,505

Multiline Retail—1.5%
Macy’s, Inc.	80,062	4,658,007
Nordstrom, Inc.	39,287	2,686,052

		7,344,059

Oil, Gas & Consumable Fuels—6.8%
Apache Corp.	39,883	3,743,817
Cabot Oil & Gas Corp.	128,934	4,214,853
ConocoPhillips	51,170	3,915,528
EOG Resources, Inc.	25,415	2,516,593
Kinder Morgan, Inc.	63,018	2,416,110
Marathon Oil Corp.	112,419	4,225,830
Marathon Petroleum Corp.	39,376	3,333,966
Occidental Petroleum Corp.	22,345	2,148,472
Phillips 66	37,611	3,058,151
Southwestern Energy Co. (b)	76,905	2,687,830

		32,261,150

Pharmaceuticals—7.1%
AbbVie, Inc.	85,844	4,958,349
Actavis plc (b)	17,066	4,117,685
Eli Lilly & Co.	36,399	2,360,475
Johnson & Johnson	83,066	8,854,005
Mallinckrodt plc (b)	6,949	626,452
Merck & Co., Inc.	93,991	5,571,787
Roche Holding AG	7,462	2,209,514
Zoetis, Inc.	129,360	4,779,852

		33,478,119

Real Estate Investment Trusts—0.1%
CBS Outdoor Americas, Inc.	9,252	277,005

Road & Rail—2.5%
Kansas City Southern	9,197	1,114,676
Norfolk Southern Corp.	49,327	5,504,893
Union Pacific Corp.	50,442	5,468,922

		12,088,491

Semiconductors & Semiconductor Equipment—2.6%
Analog Devices, Inc.	82,537	4,084,756

MIST-294

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
ASML Holding NV	24,844	$2,455,084
Intel Corp.	71,162	2,477,861
Xilinx, Inc.	77,098	3,265,100

		12,282,801

Software—3.1%
Microsoft Corp.	265,885	12,326,428
Symantec Corp.	104,980	2,468,080

		14,794,508

Specialty Retail—3.2%
Home Depot, Inc. (The)	33,271	3,052,282
Lowe’s Cos., Inc.	30,284	1,602,629
Ross Stores, Inc.	69,611	5,261,199
TJX Cos., Inc. (The)	88,785	5,253,409

		15,169,519

Technology Hardware, Storage & Peripherals—3.8%
Apple, Inc.	110,978	11,181,034
EMC Corp.	156,842	4,589,197
NetApp, Inc.	48,669	2,090,820

		17,861,051

Textiles, Apparel & Luxury Goods—0.5%
PVH Corp.	18,303	2,217,408

Trading Companies & Distributors—0.0%
NOW, Inc. (a) (b)	7,242	220,229

Total Common Stocks (Cost $344,419,679)		473,398,540

Short-Term Investment—2.7%
Security Description	Shares	Value

Mutual Fund—2.7%
State Street Navigator Securities Lending MET Portfolio (c)	12,476,927	12,476,927

Total Short-Term Investment (Cost $12,476,927)		12,476,927

Total Investments—102.5% (Cost $356,896,606) (d)		485,875,467
Other assets and liabilities (net)—(2.5)%		(11,619,888)

Net Assets—100.0%		$474,255,579

(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $12,179,614 and the collateral received consisted of cash in the amount of $12,476,927. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2014, the aggregate cost of investments was $356,896,606. The aggregate unrealized appreciation and depreciation of investments were $131,495,175 and $(2,516,314), respectively, resulting in net unrealized appreciation of $128,978,861.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MIST-295

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$8,005,853	$—	$—	$8,005,853
Airlines	1,669,547	—	—	1,669,547
Auto Components	4,620,219	—	—	4,620,219
Automobiles	2,364,610	—	—	2,364,610
Banks	43,098,288	—	—	43,098,288
Beverages	6,201,539	—	—	6,201,539
Biotechnology	8,584,422	—	—	8,584,422
Building Products	2,130,359	—	—	2,130,359
Capital Markets	14,748,507	—	—	14,748,507
Chemicals	17,487,915	—	—	17,487,915
Communications Equipment	2,700,741	—	—	2,700,741
Consumer Finance	5,180,244	—	—	5,180,244
Diversified Consumer Services	517,726	—	—	517,726
Diversified Telecommunication Services	3,196,061	—	—	3,196,061
Electric Utilities	10,643,364	—	—	10,643,364
Electrical Equipment	3,621,219	—	—	3,621,219
Energy Equipment & Services	15,443,716	—	—	15,443,716
Food & Staples Retailing	7,869,859	—	—	7,869,859
Food Products	27,077,901	—	—	27,077,901
Health Care Equipment & Supplies	20,597,898	—	—	20,597,898
Health Care Providers & Services	13,807,039	—	—	13,807,039
Household Durables	1,892,722	2,406,109	—	4,298,831
Household Products	7,168,599	—	—	7,168,599
Industrial Conglomerates	11,872,884	—	—	11,872,884
Insurance	11,735,200	—	—	11,735,200
Internet Software & Services	11,899,126	—	—	11,899,126
IT Services	15,444,421	—	—	15,444,421
Life Sciences Tools & Services	4,825,162	—	—	4,825,162
Machinery	11,208,445	—	—	11,208,445
Media	24,352,055	3,032,450	—	27,384,505
Multiline Retail	7,344,059	—	—	7,344,059
Oil, Gas & Consumable Fuels	32,261,150	—	—	32,261,150
Pharmaceuticals	31,268,605	2,209,514	—	33,478,119
Real Estate Investment Trusts	277,005	—	—	277,005
Road & Rail	12,088,491	—	—	12,088,491
Semiconductors & Semiconductor Equipment	12,282,801	—	—	12,282,801
Software	14,794,508	—	—	14,794,508
Specialty Retail	15,169,519	—	—	15,169,519
Technology Hardware, Storage & Peripherals	17,861,051	—	—	17,861,051
Textiles, Apparel & Luxury Goods	2,217,408	—	—	2,217,408
Trading Companies & Distributors	220,229	—	—	220,229
Total Common Stocks	465,750,467	7,648,073	—	473,398,540
Total Short-Term Investment*	12,476,927	—	—	12,476,927
Total Investments	$478,227,394	$7,648,073	$—	$485,875,467

Collateral for securities loaned (Liability)	$—	$(12,476,927)	$—	$(12,476,927)

*	See Schedule of Investments for additional detailed categorizations.

MIST-296

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—39.7% of Net Assets

Security Description	Principal Amount*	Value

Agriculture—0.3%
Alliance One International, Inc.
9.875%, 07/15/21	1,875,000	$1,828,125
Lorillard Tobacco Co.
3.750%, 05/20/23	800,000	786,770
MHP S.A.
8.250%, 04/02/20 (144A)	1,800,000	1,525,860

		4,140,755

Airlines—0.4%
Air Canada Pass-Through Trust
4.125%, 05/15/25 (144A)	805,326	814,386
Delta Air Lines Pass-Through Trust
4.950%, 05/23/19	471,316	506,665
6.375%, 01/02/16 (144A)	725,000	766,687
Hawaiian Airlines Pass-Through Certificates
3.900%, 01/15/26	475,000	472,863
TAM Capital 3, Inc.
8.375%, 06/03/21 (144A) (a)	660,000	705,375
United Continental Holdings, Inc.
6.000%, 07/15/26	1,975,000	1,841,687

		5,107,663

Auto Manufacturers—0.2%
Hyundai Capital America
4.000%, 06/08/17 (144A)	200,000	211,196
Navistar International Corp.
8.250%, 11/01/21 (a)	2,030,000	2,080,750

		2,291,946

Auto Parts & Equipment—0.2%
Commercial Vehicle Group, Inc.
7.875%, 04/15/19	250,000	255,625
Dana Holding Corp.
6.000%, 09/15/23 (a)	2,265,000	2,338,612

		2,594,237

Banks—6.1%
Akbank TAS
7.500%, 02/05/18 (144A) (TRY)	300,000	117,230
Alfa Bank OJSC Via Alfa Bond Issuance plc
7.500%, 09/26/19 (144A) (a)	2,150,000	2,105,861
8.625%, 04/26/16 (144A) (RUB)	41,800,000	1,008,906
Australia & New Zealand Banking Group, Ltd.
4.500%, 03/19/24 (144A)	1,470,000	1,482,636
Banco de Credito del Peru
6.875%, 09/16/26 (144A) (a) (b)	1,915,000	2,135,033
9.750%, 11/06/69 (144A) (b)	455,000	551,688
Banco do Estado do Rio Grande do Sul S.A.
7.375%, 02/02/22 (144A) (a)	700,000	734,195
Banco Nacional de Costa Rica
4.875%, 11/01/18 (144A) (a)	1,000,000	1,007,500
Banco Santander S.A.
6.375%, 05/19/19 (b)	1,400,000	1,327,200

Banks—(Continued)
Bank of America Corp.
6.110%, 01/29/37	1,600,000	1,831,430
6.250%, 09/05/24 (b)	2,500,000	2,483,592
7.750%, 05/14/38	3,200,000	4,324,061
Bank of New York Mellon Corp. (The)
4.500%, 06/20/23 (a) (b)	925,000	857,938
BBVA Bancomer S.A.
4.375%, 04/10/24 (144A) (a)	650,000	656,500
6.500%, 03/10/21 (144A)	4,110,000	4,479,900
Citigroup, Inc.
5.950%, 01/30/23 (b)	3,016,000	3,015,059
CorpGroup Banking S.A.
6.750%, 03/15/23 (144A)	1,300,000	1,297,720
Credit Agricole S.A.
6.625%, 09/23/19 (144A) (a) (b)	1,650,000	1,577,813
Goldman Sachs Group, Inc. (The)
6.450%, 05/01/36	875,000	1,019,053
6.750%, 10/01/37	600,000	716,272
Intesa Sanpaolo S.p.A.
3.625%, 08/12/15 (144A)	1,900,000	1,941,179
6.500%, 02/24/21 (144A)	1,175,000	1,352,914
JPMorgan Chase & Co.
4.250%, 11/02/18 (NZD)	2,600,000	1,986,817
5.150%, 05/01/23 (a) (b)	2,225,000	2,119,312
7.900%, 04/30/18 (b)	3,593,000	3,889,422
Morgan Stanley
4.100%, 05/22/23	2,500,000	2,493,095
4.875%, 11/01/22	450,000	475,417
6.625%, 04/01/18	714,000	817,690
Nordea Bank AB
4.250%, 09/21/22 (144A)	3,400,000	3,495,377
Oversea-Chinese Banking Corp., Ltd.
4.000%, 10/15/24 (144A) (a) (b)	800,000	808,066
PNC Financial Services Group, Inc.
4.454%, 11/21/14 (a) (b)	2,749,000	2,749,000
6.750%, 08/01/21 (a) (b)	5,295,000	5,850,975
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
8.500%, 10/16/23 (144A)	3,800,000	3,610,000
Santander Bank N.A.
8.750%, 05/30/18	2,655,000	3,208,955
Scotia Bank Peru DPR Finance Co.
2.984%, 03/15/17 (144A) (b)	526,316	525,419
Scotiabank Peru S.A.
4.500%, 12/13/27 (144A) (a) (b)	1,900,000	1,824,000
Turkiye Garanti Bankasi A/S
7.375%, 03/07/18 (144A) (TRY)	2,700,000	1,054,857
Turkiye Is Bankasi
6.000%, 10/24/22 (144A)	850,000	827,475
UBS AG
7.625%, 08/17/22	2,850,000	3,311,005
VTB Bank OJSC Via VTB Capital S.A.
6.000%, 04/12/17 (144A)	1,000,000	998,700
6.950%, 10/17/22 (144A) (a)	1,100,000	1,053,250
Wells Fargo Bank N.A.
6.000%, 11/15/17	1,215,000	1,370,786

		78,493,298

MIST-297

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.2%
Ajecorp B.V.
6.500%, 05/14/22 (144A) (a)	960,000	$874,080
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/19	1,254,000	1,513,939
Central American Bottling Corp.
6.750%, 02/09/22 (144A)	180,000	194,400

		2,582,419

Building Materials—0.6%
Cemex Espana Luxembourg
9.875%, 04/30/19 (144A)	1,420,000	1,576,200
Cemex S.A.B. de C.V.
7.250%, 01/15/21 (144A) (a)	800,000	846,000
Desarrolladora Homex S.A.B. de C.V.
9.500%, 12/11/19 (144A) (c) (d)	855,000	128,250
9.750%, 03/25/20 (144A) (c) (d)	905,000	140,275
Holcim U.S. Finance Sarl & Cie SCS
6.000%, 12/30/19 (144A)	225,000	258,587
Masco Corp.
5.950%, 03/15/22	1,425,000	1,556,812
7.125%, 03/15/20	2,905,000	3,340,750
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500%, 01/21/20 (144A) (c)	346,000	44,980
9.750%, 02/03/22 (144A) (c) (d)	700,000	91,000

		7,982,854

Chemicals—0.4%
Eastman Chemical Co.
4.800%, 09/01/42	740,000	733,877
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI, Ltd.
5.125%, 12/12/17 (144A)	600,000	585,408
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC
8.875%, 02/01/18 (a)	640,000	652,000
9.000%, 11/15/20 (a)	655,000	623,888
Phosagro OAO via Phosagro Bond Funding, Ltd.
4.204%, 02/13/18 (144A) (a)	900,000	870,750
Rain CII Carbon LLC / CII Carbon Corp.
8.000%, 12/01/18 (144A)	1,275,000	1,306,875

		4,772,798

Coal—0.1%
Alpha Natural Resources, Inc.
6.000%, 06/01/19 (a)	820,000	496,100
Berau Coal Energy Tbk PT
7.250%, 03/13/17 (144A)	1,500,000	990,000
Bumi Capital Pte, Ltd.
12.000%, 11/10/16 (144A)	475,000	201,875

		1,687,975

Commercial Services—1.0%
Amherst College
3.794%, 11/01/42	400,000	372,943

Commercial Services—(Continued)
Board of Trustees of The Leland Stanford Junior University (The)
4.750%, 05/01/19	950,000	1,066,032
Bowdoin College
4.693%, 07/01/2112	800,000	760,678
Massachusetts Institute of Technology
5.600%, 07/01/2111	800,000	1,027,592
President and Fellows of Harvard College
2.300%, 10/01/23	1,000,000	942,236
Red de Carreteras de Occidente SAPIB de C.V.
9.000%, 06/10/28 (144A) (MXN)	15,000,000	1,063,702
SFX Entertainment, Inc.
9.625%, 02/01/19 (144A)	2,950,000	2,935,250
Tufts University
5.017%, 04/15/2112	2,700,000	2,847,698
University of Southern California
5.250%, 10/01/2111	550,000	671,962
William Marsh Rice University
4.626%, 05/15/63	900,000	902,764

		12,590,857

Computers—0.3%
Brocade Communications Systems, Inc.
4.625%, 01/15/23	550,000	528,000
Seagate HDD Cayman
4.750%, 06/01/23	3,165,000	3,188,737

		3,716,737

Diversified Financial Services—2.5%
Alterra Finance LLC
6.250%, 09/30/20	2,100,000	2,423,108
Armor Re, Ltd.
4.015%, 12/15/16 (144A) (b)	600,000	604,380
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/19 (144A)	810,000	747,225
BM&FBovespa S.A.
5.500%, 07/16/20 (144A) (a)	2,000,000	2,165,000
Cantor Fitzgerald L.P.
7.875%, 10/15/19 (144A)	2,345,000	2,559,514
Capital One Bank USA N.A.
8.800%, 07/15/19	720,000	915,835
Carlyle Holdings II Finance LLC
5.625%, 03/30/43 (144A) (a)	4,505,000	5,068,098
DTEK Finance plc
7.875%, 04/04/18 (144A)	500,000	301,350
General Electric Capital Corp.
7.125%, 06/15/22 (b)	3,200,000	3,704,000
Golden State RE II, Ltd.
2.215%, 01/08/19 (144A) (b)	1,000,000	999,200
Grain Spectrum Funding II LLC
3.290%, 10/10/19 (144A)	1,000,000	996,369
Hyundai Capital Services, Inc.
3.500%, 09/13/17 (144A)	660,000	688,671
Intercorp Retail Trust
8.875%, 11/14/18 (144A) (a)	1,050,000	1,186,500

MIST-298

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
KKR Group Finance Co. II LLC
5.500%, 02/01/43 (144A)	3,750,000	$4,105,155
LeasePlan Corp. NV
2.500%, 05/16/18 (144A)	1,075,000	1,078,254
Legg Mason, Inc.
5.625%, 01/15/44	1,150,000	1,251,533
Macquarie Group, Ltd.
6.000%, 01/14/20 (144A)	1,400,000	1,570,850
6.250%, 01/14/21 (144A) (a)	400,000	452,416
Magnesita Finance, Ltd.
8.625%, 04/05/17 (144A)	750,000	746,250
SUAM Finance B.V.
4.875%, 04/17/24 (144A) (a)	975,000	992,063

		32,555,771

Electric—2.2%
Commonwealth Edison Co.
6.950%, 07/15/18 (a)	1,100,000	1,281,711
Dubai Electricity & Water Authority
8.500%, 04/22/15 (144A)	2,820,000	2,936,269
Electricite de France S.A.
5.250%, 01/29/23 (144A) (a) (b)	950,000	965,437
6.000%, 01/22/14 (144A) (a)	4,000,000	4,536,844
Enel S.p.A.
8.750%, 09/24/73 (144A) (b)	2,090,000	2,421,892
FPL Energy American Wind LLC
6.639%, 06/20/23 (144A)	207,570	203,343
FPL Energy Wind Funding LLC
6.876%, 06/27/17 (144A)	98,195	96,599
Iberdrola International B.V.
6.750%, 07/15/36	2,125,000	2,607,073
Instituto Costarricense de Electricidad
6.375%, 05/15/43 (144A) (a)	850,000	718,250
6.950%, 11/10/21 (144A)	1,520,000	1,611,200
InterGen NV
7.000%, 06/30/23 (144A)	900,000	866,250
Israel Electric Corp., Ltd.
6.700%, 02/10/17 (144A) (a)	770,000	833,140
Israel Electric Corp., Ltd.
7.250%, 01/15/19 (144A)	845,000	946,400
9.375%, 01/28/20 (144A)	410,000	507,375
Juniper Generation LLC
6.790%, 12/31/14 (144A)	5,499	5,450
Kiowa Power Partners LLC
5.737%, 03/30/21 (144A)	797,043	829,724
NSG Holdings LLC / NSG Holdings, Inc.
7.750%, 12/15/25 (144A)	867,000	932,025
Panoche Energy Center LLC
6.885%, 07/31/29 (144A)	774,672	881,791
Public Service Co. of New Mexico
7.950%, 05/15/18	625,000	745,571
Southern California Edison Co.
6.250%, 02/01/22 (a) (b)	1,575,000	1,730,925
Star Energy Geothermal Wayang Windu, Ltd.
6.125%, 03/27/20 (144A)	1,300,000	1,329,250

Electric—(Continued)
West Penn Power Co.
5.950%, 12/15/17 (144A)	1,197,000	1,337,220

		28,323,739

Electrical Components & Equipment—0.0%
Legrand France S.A.
8.500%, 02/15/25	20,000	27,456

Electronics—0.2%
Flextronics International, Ltd.
4.625%, 02/15/20 (a)	780,000	780,000
5.000%, 02/15/23	1,300,000	1,296,750
Viasystems, Inc.
7.875%, 05/01/19 (144A)	1,100,000	1,152,250

		3,229,000

Energy-Alternate Sources—0.0%
Alta Wind Holdings LLC
7.000%, 06/30/35 (144A)	290,536	331,137

Engineering & Construction—0.5%
Abengoa Finance SAU
8.875%, 11/01/17 (144A) (a)	500,000	546,250
Dycom Investments, Inc.
7.125%, 01/15/21	1,000,000	1,055,000
Empresas ICA S.A.B. de C.V.
8.375%, 07/24/17 (144A) (a)	550,000	578,187
8.900%, 02/04/21 (144A)	1,500,000	1,590,000
OAS Investments GmbH
8.250%, 10/19/19 (144A) (a)	2,400,000	2,354,904

		6,124,341

Entertainment—0.4%
GLP Capital L.P. / GLP Financing II, Inc.
4.375%, 11/01/18	1,010,000	1,025,150
4.875%, 11/01/20	985,000	1,004,395
Gtech S.p.A.
8.250%, 03/31/66 (144A) (EUR) (b)	1,957,000	2,649,511
Mashantucket Western Pequot Tribe
6.500%, 07/01/36 (e)	670,165	6,702

		4,685,758

Food—1.3%
BRF S.A.
3.950%, 05/22/23 (144A)	600,000	564,570
5.875%, 06/06/22 (144A) (a)	1,425,000	1,539,000
CFG Investment SAC
9.750%, 07/30/19 (144A)	995,000	932,813
Grupo Bimbo S.A.B. de C.V.
3.875%, 06/27/24 (144A)	1,800,000	1,776,510
Independencia International, Ltd.
12.000%, 12/30/16 (144A) (c) (d) (f)	296,948	0
JBS Finance II, Ltd.
8.250%, 01/29/18 (144A)	1,430,000	1,490,775

MIST-299

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
JBS Investments GmbH
7.750%, 10/28/20 (144A)	890,000	$945,625
Marfrig Holding Europe B.V.
6.875%, 06/24/19 (144A)	2,885,000	2,807,105
8.375%, 05/09/18 (144A)	1,200,000	1,230,000
Marfrig Overseas, Ltd.
9.500%, 05/04/20 (144A)	825,000	870,375
Minerva Luxembourg S.A.
7.750%, 01/31/23 (144A)	1,700,000	1,730,600
12.250%, 02/10/22 (144A)	800,000	920,000
Mondelez International, Inc.
6.500%, 02/09/40	1,282,000	1,607,401

		16,414,774

Forest Products & Paper—0.2%
Inversiones CMPC S.A.
4.375%, 05/15/23 (144A) (a)	400,000	388,323
Resolute Forest Products, Inc.
5.875%, 05/15/23 (a)	1,880,000	1,737,825

		2,126,148

Gas—0.2%
Nakilat, Inc.
6.067%, 12/31/33 (144A)	520,000	586,950
6.267%, 12/31/33 (144A)	1,252,239	1,402,508
Transportadora de Gas del Peru S.A.
4.250%, 04/30/28 (144A)	1,000,000	947,500

		2,936,958

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc.
5.750%, 12/15/53 (b)	1,525,000	1,650,813

Healthcare-Products—0.2%
Physio-Control International, Inc.
9.875%, 01/15/19 (144A)	2,280,000	2,439,600

Healthcare-Services—0.3%
Gentiva Health Services, Inc.
11.500%, 09/01/18 (a)	470,000	499,375
HCA, Inc.
6.500%, 02/15/20	350,000	382,375
7.690%, 06/15/25	50,000	55,000
8.360%, 04/15/24	50,000	57,500
Kindred Healthcare, Inc.
6.375%, 04/15/22 (144A)	600,000	585,000
NYU Hospitals Center
4.428%, 07/01/42	1,800,000	1,739,545

		3,318,795

Home Builders—0.5%
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp.
6.125%, 07/01/22 (144A)	1,000,000	1,005,000

Home Builders—(Continued)
DR Horton, Inc.
5.750%, 08/15/23 (a)	1,375,000	1,426,562
KB Home
7.000%, 12/15/21	1,800,000	1,876,500
Meritage Homes Corp.
7.000%, 04/01/22	2,500,000	2,700,000

		7,008,062

Home Furnishings—0.1%
Arcelik A/S
5.000%, 04/03/23 (144A) (a)	1,300,000	1,222,000

Household Products/Wares—0.3%
Controladora Mabe S.A. de C.V.
7.875%, 10/28/19 (144A)	2,121,000	2,402,033
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
7.125%, 04/15/19	1,300,000	1,347,125
9.875%, 08/15/19	705,000	758,756

		4,507,914

Insurance—5.5%
Aquarius + Investments plc for Swiss Reinsurance Co., Ltd.
6.375%, 09/01/24 (b)	2,700,000	2,825,766
Atlas Reinsurance VII, Ltd.
8.105%, 01/07/16 (144A) (b)	250,000	260,875
AXA S.A.
8.600%, 12/15/30	1,320,000	1,775,400
Blue Danube II, Ltd.
4.273%, 05/23/16 (144A) (b)	900,000	922,590
Blue Danube, Ltd.
6.007%, 04/10/15 (144A) (b)	250,000	253,875
Bosphorus 1 Re, Ltd.
2.515%, 05/03/16 (144A) (b)	250,000	250,125
Brown & Brown, Inc.
4.200%, 09/15/24	2,050,000	2,060,967
Caelus Re, Ltd.
5.265%, 03/07/16 (144A) (b)	1,150,000	1,180,130
6.865%, 04/07/17 (144A) (b)	1,050,000	1,109,115
Combine Re, Ltd.
4.515%, 01/07/15 (144A) (b)	750,000	755,625
Compass Re, Ltd.
9.015%, 01/08/15 (144A) (b)	300,000	303,780
10.265%, 01/08/15 (144A) (b)	800,000	813,360
Delphi Financial Group, Inc.
7.875%, 01/31/20	2,190,000	2,621,579
East Lane Re V, Ltd.
9.015%, 03/16/16 (144A) (b)	250,000	269,375
Embarcadero Reinsurance, Ltd.
5.015%, 08/07/15 (144A) (b)	1,000,000	1,017,900
Foundation Re III, Ltd.
5.015%, 02/25/15 (144A) (b)	750,000	758,250
Galileo Re, Ltd.
7.415%, 01/09/17 (144A) (b)	1,000,000	1,034,700

MIST-300

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Hanover Insurance Group, Inc. (The)
7.500%, 03/01/20	325,000	$383,661
7.625%, 10/15/25	1,166,000	1,417,843
Ibis Re II, Ltd.
4.015%, 06/28/16 (144A) (b)	750,000	768,150
8.365%, 02/05/15 (144A) (b)	500,000	509,200
Ironshore Holdings U.S., Inc.
8.500%, 05/15/20 (144A)	1,635,000	1,966,052
Kane SAC, Ltd.
Zero Coupon, 06/12/15 (g)	1,300,000	1,191,580
Zero Coupon, 08/01/15 (g)	600,000	620,160
Kilimanjaro Re, Ltd.
4.515%, 04/30/18 (144A) (b)	250,000	253,625
4.765%, 04/30/18 (144A) (b)	1,650,000	1,700,490
Liberty Mutual Insurance Co.
7.697%, 10/15/97 (144A)	2,600,000	3,079,081
Loma Reinsurance, Ltd.
9.765%, 01/08/18 (144A) (b)	300,000	315,690
Longpoint Re, Ltd. III
3.975%, 05/18/16 (144A) (b)	850,000	870,740
Merna Reinsurance V, Ltd.
2.015%, 04/07/17 (144A) (b)	1,000,000	1,000,600
Montpelier Re Holdings, Ltd.
4.700%, 10/15/22	1,965,000	2,037,129
Mystic Re, Ltd.
9.015%, 03/12/15 (144A) (b)	500,000	514,250
12.015%, 03/12/15 (144A) (b)	750,000	777,150
Mythen Re, Ltd.
8.003%, 05/07/15 (144A) (b)	1,050,000	1,092,840
8.526%, 01/05/17 (144A) (b)	950,000	1,016,595
OneBeacon U.S. Holdings, Inc.
4.600%, 11/09/22	1,500,000	1,534,799
Platinum Underwriters Finance, Inc.
7.500%, 06/01/17	2,214,000	2,498,780
Protective Life Corp.
7.375%, 10/15/19	1,925,000	2,354,015
Prudential Financial, Inc.
5.625%, 06/15/43 (b)	1,750,000	1,823,850
5.875%, 09/15/42 (a) (b)	1,200,000	1,272,000
8.875%, 06/15/38 (b)	915,000	1,103,719
QBE Insurance Group, Ltd.
2.400%, 05/01/18 (144A)	850,000	850,352
Queen Street IV Capital, Ltd.
7.515%, 04/09/15 (144A) (b)	750,000	761,400
Queen Street V Re, Ltd.
8.515%, 04/09/15 (144A) (b)	600,000	610,440
Queen Street VII Re, Ltd.
8.615%, 04/08/16 (144A) (b)	850,000	881,535
Residential Reinsurance 2010, Ltd.
4.515%, 12/06/16 (144A) (b)	1,400,000	1,447,040
Residential Reinsurance 2011, Ltd.
8.765%, 06/06/15 (144A) (b)	1,000,000	1,046,100
8.915%, 12/06/15 (144A) (b)	250,000	262,500
9.015%, 06/06/15 (144A) (b)	1,175,000	1,234,220

Insurance—(Continued)
Residential Reinsurance 2012, Ltd.
5.765%, 12/06/16 (144A) (b)	1,250,000	1,311,750
8.015%, 06/06/16 (144A) (b)	950,000	1,031,225
10.015%, 06/06/16 (144A) (b)	800,000	886,480
Residential Reinsurance 2013, Ltd.
9.265%, 06/06/17 (144A) (b)	350,000	375,235
Sanders Re, Ltd.
3.015%, 05/25/18 (144A) (b)	500,000	504,850
3.515%, 05/05/17 (144A) (b)	500,000	507,950
4.015%, 05/05/17 (144A) (b)	1,500,000	1,524,300
Sirius International Group, Ltd.
7.506%, 06/30/17 (144A) (b)	3,465,000	3,638,250
Successor X, Ltd.
11.015%, 01/27/15 (144A) (b)	650,000	667,420
11.265%, 11/10/15 (144A) (b)	250,000	261,175
Tar Heel Re, Ltd.
8.515%, 05/09/16 (144A) (b)	400,000	424,320
Tradewynd Re, Ltd.
6.265%, 01/08/15 (144A) (b)	250,000	251,750
Vita Capital V, Ltd.
2.726%, 01/15/17 (144A) (b)	500,000	513,050
3.426%, 01/15/17 (144A) (b)	1,000,000	1,029,300
Vitality Re IV, Ltd.
2.765%, 01/09/17 (144A) (b)	400,000	409,000
Vitality Re V, Ltd.
1.765%, 01/07/19 (144A) (b)	250,000	250,475
2.515%, 01/07/19 (144A) (b)	250,000	253,500
Voya Financial, Inc.
5.650%, 05/15/53 (b)	450,000	452,250
Wilton Re Finance LLC
5.875%, 03/30/33 (144A) (b)	1,050,000	1,092,000

		70,793,278

Internet—0.1%
Expedia, Inc.
5.950%, 08/15/20	675,000	760,051

Investment Company Security—0.1%
Gruposura Finance
5.700%, 05/18/21 (144A) (a)	915,000	988,200

Iron/Steel—0.6%
Allegheny Technologies, Inc.
9.375%, 06/01/19	1,135,000	1,385,528
Essar Steel Algoma, Inc.
9.375%, 03/15/15 (144A) (a)	450,000	448,875
Ferrexpo Finance plc
7.875%, 04/07/16 (144A) (a)	650,000	586,625
Glencore Funding LLC
4.125%, 05/30/23 (144A) (a)	875,000	865,994
Metalloinvest Finance, Ltd.
5.625%, 04/17/20 (144A) (a)	1,000,000	911,250
Metinvest B.V.
8.750%, 02/14/18 (144A) (a)	1,200,000	816,000
10.250%, 05/20/15 (144A)	550,000	420,860

MIST-301

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Iron/Steel—(Continued)
Samarco Mineracao S.A.
4.125%, 11/01/22 (144A)	1,275,000	$1,187,280
5.750%, 10/24/23 (144A) (a)	700,000	719,600

		7,342,012

Lodging—0.2%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.250%, 05/30/23 (144A) (a)	920,000	871,700
5.375%, 03/15/22 (a)	1,115,000	1,134,512

		2,006,212

Machinery-Construction & Mining—0.1%
Ormat Funding Corp.
8.250%, 12/30/20	754,072	763,498

Machinery-Diversified—0.2%
Cummins, Inc.
5.650%, 03/01/98	2,375,000	2,686,935
6.750%, 02/15/27	393,000	490,707

		3,177,642

Media—0.2%
Nara Cable Funding, Ltd.
8.875%, 12/01/18 (144A)	860,000	1,003,570
Numericable Group S.A.
6.000%, 05/15/22 (144A)	975,000	982,312
Time Warner Cable, Inc.
8.250%, 04/01/19	313,000	389,833
8.750%, 02/14/19	198,000	249,245

		2,624,960

Metal Fabricate/Hardware—0.2%
Mueller Water Products, Inc.
7.375%, 06/01/17	952,000	967,470
Valmont Industries, Inc.
6.625%, 04/20/20	314,000	369,927
Worthington Industries, Inc.
4.550%, 04/15/26	710,000	735,298

		2,072,695

Mining—1.2%
AngloGold Ashanti Holdings plc
5.375%, 04/15/20 (a)	1,615,000	1,621,638
Freeport-McMoRan, Inc.
3.875%, 03/15/23 (a)	1,605,000	1,583,032
Fresnillo plc
5.500%, 11/13/23 (144A) (a)	1,275,000	1,325,618
Gold Fields Orogen Holding BVI, Ltd.
4.875%, 10/07/20 (144A) (a)	3,610,000	3,212,900
IAMGOLD Corp.
6.750%, 10/01/20 (144A) (a)	500,000	422,500
KGHM International, Ltd.
7.750%, 06/15/19 (144A)	2,100,000	2,215,500

Mining—(Continued)
MMC Norilsk Nickel OJSC via MMC Finance, Ltd.
5.550%, 10/28/20 (144A)	1,400,000	1,389,500
Vedanta Resources plc
6.000%, 01/31/19 (144A)	1,150,000	1,161,500
8.250%, 06/07/21 (144A)	700,000	771,750
9.500%, 07/18/18 (144A)	725,000	830,125
Volcan Cia Minera SAA
5.375%, 02/02/22 (144A) (a)	625,000	618,750

		15,152,813

Multi-National—0.8%
Inter-American Development Bank
4.500%, 02/04/16 (IDR)	21,400,000,000	1,680,202
7.250%, 07/17/17 (IDR)	4,110,000,000	333,978
International Bank for Reconstruction & Development
5.750%, 10/21/19 (AUD)	1,600,000	1,546,390
International Finance Corp.
7.750%, 12/03/16 (INR)	189,120,000	3,129,268
8.250%, 06/10/21 (INR)	190,030,000	3,297,894

		9,987,732

Oil & Gas—3.1%
Carrizo Oil & Gas, Inc.
8.625%, 10/15/18	1,130,000	1,175,200
Dolphin Energy, Ltd.
5.500%, 12/15/21 (144A)	470,000	525,225
Ensco plc
4.500%, 10/01/24 (a)	1,500,000	1,505,050
EP Energy LLC / EP Energy Finance, Inc.
9.375%, 05/01/20	1,750,000	1,907,500
Freeport-McMoRan, Inc.
6.750%, 02/01/22	2,278,000	2,522,885
8.625%, 10/15/19	1,025,000	1,075,072
Gazprom OAO Via Gaz Capital S.A.
4.950%, 07/19/22 (144A)	200,000	186,500
8.146%, 04/11/18 (144A)	190,000	208,077
KazMunayGas National Co. JSC
4.400%, 04/30/23 (144A) (a)	600,000	576,720
Linn Energy LLC / Linn Energy Finance Corp.
6.250%, 11/01/19 (a)	1,375,000	1,342,344
8.625%, 04/15/20	825,000	852,844
Newfield Exploration Co.
5.625%, 07/01/24	1,625,000	1,738,750
Novatek OAO via Novatek Finance, Ltd.
4.422%, 12/13/22 (144A) (a)	2,600,000	2,249,000
Oasis Petroleum, Inc.
6.875%, 03/15/22	600,000	633,000
6.875%, 01/15/23	2,050,000	2,157,625
Offshore Group Investment, Ltd.
7.500%, 11/01/19	1,000,000	927,500
Pacific Rubiales Energy Corp.
5.375%, 01/26/19 (144A)	710,000	720,650

MIST-302

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Petrobras Global Finance B.V.
3.000%, 01/15/19 (a)	2,375,000	$2,313,274
Petroleos Mexicanos
7.190%, 09/12/24 (144A) (MXN)	2,715,000	204,147
PetroQuest Energy, Inc.
10.000%, 09/01/17 (a)	500,000	521,875
Precision Drilling Corp.
6.625%, 11/15/20	1,100,000	1,141,250
Rosneft Finance S.A.
6.625%, 03/20/17 (144A)	375,000	385,313
7.500%, 07/18/16 (144A) (a)	1,090,000	1,134,962
Rowan Cos., Inc.
4.750%, 01/15/24 (a)	3,125,000	3,141,403
Samson Investment Co.
9.750%, 02/15/20	865,000	784,987
SandRidge Energy, Inc.
7.500%, 03/15/21	625,000	609,375
8.125%, 10/15/22	325,000	324,594
Swift Energy Co.
7.875%, 03/01/22 (a)	1,600,000	1,600,000
Tengizchevroil Finance Co. SARL
6.124%, 11/15/14 (144A)	192,968	193,673
Tesoro Corp.
5.375%, 10/01/22 (a)	1,630,000	1,638,150
Transocean, Inc.
6.375%, 12/15/21 (a)	3,100,000	3,297,442
Valero Energy Corp.
9.375%, 03/15/19	1,230,000	1,581,707
W&T Offshore, Inc.
8.500%, 06/15/19	600,000	621,000

		39,797,094

Oil & Gas Services—0.4%
Calfrac Holdings L.P.
7.500%, 12/01/20 (144A)	500,000	522,500
Exterran Holdings, Inc.
7.250%, 12/01/18	1,525,000	1,586,000
SESI LLC
7.125%, 12/15/21	1,460,000	1,613,300
Weatherford International, Ltd.
5.950%, 04/15/42	475,000	510,204
9.625%, 03/01/19	1,209,000	1,552,132

		5,784,136

Packaging & Containers—0.3%
AEP Industries, Inc.
8.250%, 04/15/19	290,000	300,150
Ardagh Packaging Finance plc
9.125%, 10/15/20 (144A)	2,325,000	2,516,812
9.250%, 10/15/20 (144A) (EUR)	400,000	540,586
Ardagh Packaging Finance plc / Ardagh MP Holdings USA, Inc.
6.750%, 01/31/21 (144A) (a)	300,000	300,000
7.000%, 11/15/20 (144A)	211,765	213,882

		3,871,430

Pharmaceuticals—0.2%
Endo Finance Co.
5.750%, 01/15/22 (144A)	1,000,000	987,500
Endo Finance LLC & Endo Finco, Inc.
5.375%, 01/15/23 (144A)	480,000	458,400
Valeant Pharmaceuticals International, Inc.
7.500%, 07/15/21 (144A)	1,390,000	1,487,300

		2,933,200

Pipelines—2.4%
Buckeye Partners L.P.
6.050%, 01/15/18	505,000	564,215
DCP Midstream LLC
5.850%, 05/21/43 (144A) (b)	2,951,000	2,914,113
9.750%, 03/15/19 (144A)	1,267,000	1,622,401
Energy Transfer Partners L.P.
3.257%, 11/01/66 (b)	900,000	842,625
EnLink Midstream Partners L.P.
4.400%, 04/01/24	1,060,000	1,100,194
Enterprise Products Operating LLC
8.375%, 08/01/66 (b)	1,059,000	1,164,900
Gibson Energy, Inc.
6.750%, 07/15/21 (144A)	2,735,000	2,899,100
Kinder Morgan Energy Partners L.P.
4.150%, 03/01/22 (a)	2,300,000	2,323,667
5.950%, 02/15/18 (a)	1,559,000	1,743,675
ONEOK, Inc.
6.875%, 09/30/28	1,850,000	2,052,422
Plains All American Pipeline L.P. / PAA Finance Corp.
6.125%, 01/15/17	1,467,000	1,618,566
Questar Pipeline Co.
5.830%, 02/01/18	1,441,000	1,609,485
Sabine Pass Liquefaction LLC
5.625%, 02/01/21	2,150,000	2,209,125
Spectra Energy Capital LLC
6.200%, 04/15/18	1,109,000	1,253,382
6.750%, 07/15/18	600,000	681,778
Sunoco Logistics Partners Operations L.P.
6.100%, 02/15/42	1,700,000	1,910,023
Transportadora de Gas del Sur S.A.
9.625%, 05/14/20 (144A)	703,895	696,856
Williams Cos., Inc. (The)
7.750%, 06/15/31	1,549,000	1,864,627
Williams Partners L.P.
4.300%, 03/04/24	2,440,000	2,488,690

		31,559,844

Real Estate—0.1%
WP Carey, Inc.
4.600%, 04/01/24	1,210,000	1,250,769

Real Estate Investment Trusts—1.5%
Alexandria Real Estate Equities, Inc.
2.750%, 01/15/20	1,575,000	1,560,579
3.900%, 06/15/23	811,000	808,133
4.600%, 04/01/22	575,000	603,626

MIST-303

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
BioMed Realty L.P.
4.250%, 07/15/22 (a)	685,000	$700,162
Corporate Office Properties L.P.
3.600%, 05/15/23	1,100,000	1,052,060
CubeSmart L.P.
4.800%, 07/15/22	550,000	589,170
DCT Industrial Operating Partnership L.P.
4.500%, 10/15/23	1,250,000	1,274,782
Digital Realty Trust L.P.
4.500%, 07/15/15	900,000	917,911
5.875%, 02/01/20 (a)	350,000	388,884
Healthcare Realty Trust, Inc.
5.750%, 01/15/21	630,000	701,487
Highwoods Realty L.P.
3.625%, 01/15/23 (a)	1,525,000	1,502,096
Hospitality Properties Trust
5.000%, 08/15/22	1,045,000	1,099,965
Omega Healthcare Investors, Inc.
4.950%, 04/01/24 (144A)	3,120,000	3,174,600
Piedmont Operating Partnership L.P.
3.400%, 06/01/23 (a)	1,880,000	1,777,198
Senior Housing Properties Trust
6.750%, 04/15/20 (a)	2,235,000	2,543,160
Trust F/1401
5.250%, 12/15/24 (144A)	940,000	977,600

		19,671,413

Retail—0.3%
CVS Pass-Through Trust
5.773%, 01/10/33 (144A)	853,336	964,574
QVC, Inc.
4.450%, 02/15/25 (144A)	3,250,000	3,207,991

		4,172,565

Savings & Loans—0.1%
Santander Holdings USA, Inc.
3.450%, 08/27/18	1,450,000	1,511,782

Semiconductors—0.0%
KLA-Tencor Corp.
6.900%, 05/01/18	154,000	178,493
LDK Solar Co., Ltd.
10.000%, 02/28/14 (CNH) (c)	2,000,000	32,576

		211,069

Software—0.2%
Activision Blizzard, Inc.
5.625%, 09/15/21 (144A)	1,100,000	1,144,000
Audatex North America, Inc.
6.000%, 06/15/21 (144A)	1,950,000	1,998,750

		3,142,750

Telecommunications—2.5%
Altice Financing S.A.
6.500%, 01/15/22 (144A)	1,250,000	1,281,250
CenturyLink, Inc.
6.450%, 06/15/21	700,000	749,000
7.600%, 09/15/39	700,000	691,250
Cincinnati Bell, Inc.
8.375%, 10/15/20	1,408,000	1,485,440
Crown Castle Towers LLC
4.883%, 08/15/20 (144A) (a)	1,600,000	1,763,598
6.113%, 01/15/20 (144A)	785,000	908,068
Digicel, Ltd.
8.250%, 09/01/17 (144A) (a)	1,350,000	1,375,380
Frontier Communications Corp.
8.500%, 04/15/20	1,775,000	1,970,250
8.750%, 04/15/22	1,950,000	2,193,750
GCI, Inc.
8.625%, 11/15/19	370,000	381,100
GTP Acquisition Partners I LLC
7.628%, 06/15/16 (144A)	1,800,000	1,899,202
GTP Cellular Sites LLC
3.721%, 03/15/17 (144A)	588,140	604,860
Intelsat Jackson Holdings S.A.
8.500%, 11/01/19 (a)	250,000	261,325
MetroPCS Wireless, Inc.
6.625%, 11/15/20	875,000	899,063
Oi S.A.
5.750%, 02/10/22 (144A) (a)	1,700,000	1,589,670
PAETEC Holding Corp.
9.875%, 12/01/18	500,000	528,750
Unison Ground Lease Funding LLC
2.981%, 03/15/20 (144A)	1,100,000	1,100,151
Verizon Communications, Inc.
5.012%, 08/21/54 (144A)	1,652,000	1,659,842
6.550%, 09/15/43	1,649,000	2,060,247
VimpelCom Holdings B.V.
7.504%, 03/01/22 (144A) (a)	2,500,000	2,546,875
9.000%, 02/13/18 (144A) (RUB)	72,000,000	1,710,900
WCP Wireless Site Funding LLC
6.829%, 11/15/15 (144A)	1,850,000	1,912,289
Windstream Corp.
6.375%, 08/01/23 (a)	265,000	255,725
7.750%, 10/15/20	1,615,000	1,699,788
8.125%, 09/01/18	400,000	417,000

		31,944,773

Textiles—0.0%
Mohawk Industries, Inc.
3.850%, 02/01/23	575,000	570,458

Transportation—0.4%
Far East Capital, Ltd. S.A.
8.000%, 05/02/18 (144A)	600,000	396,000
Golar LNG Partners L.P.
6.940%, 10/12/17 (NOK) (b)	6,000,000	985,252

MIST-304

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Inversiones Alsacia S.A.
8.000%, 08/18/18 (144A) (c)	1,240,655	$868,459
Viterra, Inc.
5.950%, 08/01/20 (144A)	2,760,000	3,093,783

		5,343,494

Trucking & Leasing—0.2%
GATX Corp.
6.000%, 02/15/18	1,896,000	2,116,928

Total Corporate Bonds & Notes (Cost $493,827,770)		512,414,603

U.S. Treasury & Government Agencies—21.3%

Agency Sponsored Mortgage-Backed—15.8%
Fannie Mae 10 Yr. Pool
4.000%, 08/01/19	459,774	486,872
4.000%, 12/01/19	156,685	165,852
Fannie Mae 15 Yr. Pool
3.000%, TBA (h)	3,100,000	3,193,000
3.500%, TBA (h)	2,900,000	3,048,399
4.000%, 07/01/18	139,806	148,166
4.000%, 08/01/18	157,678	167,051
4.000%, 03/01/19	182,060	192,918
5.000%, 02/01/20	73,635	78,346
5.000%, 10/01/20	347,182	371,263
5.000%, 12/01/21	34,663	37,069
5.000%, 02/01/22	12,387	13,307
5.000%, 06/01/22	30,466	32,715
5.000%, 09/01/22	275,749	291,505
5.000%, 07/01/23	215,671	233,195
Fannie Mae 20 Yr. Pool
5.500%, 03/01/25	115,337	128,779
Fannie Mae 30 Yr. Pool
3.000%, 02/01/43	911,691	904,283
3.500%, 11/01/40	3,256,357	3,333,085
3.500%, 08/01/42	12,597,269	12,900,533
3.500%, 12/01/42	1,074,373	1,102,565
3.500%, 07/01/43	2,858,419	2,925,607
3.500%, 02/01/44	4,605,240	4,713,488
3.500%, TBA (h)	13,000,000	13,287,422
4.000%, 12/01/40	1,187,932	1,261,574
4.000%, 07/01/41	1,235,835	1,305,515
4.000%, 12/01/41	796,297	840,315
4.000%, 01/01/42	871,857	920,052
4.000%, 04/01/42	1,419,838	1,498,720
4.000%, 07/01/42	4,263,114	4,510,386
4.000%, 08/01/42	3,907,589	4,125,863
4.000%, 12/01/42	121,621	128,571
4.000%, 05/01/44	2,954,567	3,118,094
4.000%, 08/01/44	647,872	683,685
4.500%, 03/01/35	70,464	76,159
4.500%, 07/01/35	122,572	132,320
4.500%, 05/01/39	3,387,429	3,698,575

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 11/01/40	5,647,187	6,108,399
4.500%, 12/01/40	856,362	930,673
4.500%, 05/01/41	333,453	360,517
4.500%, 07/01/41	4,222,115	4,588,943
4.500%, 11/01/41	562,818	610,849
4.500%, 12/01/41	124,673	134,997
4.500%, 11/01/43	906,211	987,268
4.500%, 12/01/43	674,305	733,952
4.500%, 01/01/44	9,843,721	10,638,217
5.000%, 01/01/38	5,061,196	5,595,747
5.000%, 01/01/39	820,398	904,857
5.000%, 06/01/40	383,771	424,348
5.000%, 07/01/40	321,908	355,684
5.000%, TBA (h)	20,000,000	22,066,874
6.000%, 03/01/32	758	867
6.000%, 07/01/37	54,766	62,059
6.000%, 07/01/38	483,134	545,694
6.500%, 07/01/31	349	395
6.500%, 10/01/31	622	704
6.500%, 02/01/32	488	554
6.500%, 12/01/36	2,779	3,301
6.500%, 03/01/37	52,842	59,814
6.500%, 10/01/37	47,943	54,269
7.000%, 09/01/29	335	379
7.500%, 01/01/30	775	934
7.500%, 10/01/30	102	117
Fannie Mae REMICS (CMO)
3.500%, 01/25/29 (i)	356,752	22,760
4.500%, 06/25/29	662,079	719,726
5.000%, 09/25/39	103,572	109,050
Freddie Mac 15 Yr. Gold Pool
3.500%, 11/01/28	1,783,944	1,884,265
4.500%, 11/01/18	76,919	81,538
5.000%, 12/01/21	119,599	128,464
5.500%, 10/01/16	790	838
6.000%, 06/01/17	10,835	11,372
Freddie Mac 30 Yr. Gold Pool
3.500%, 10/01/40	749,497	765,925
3.500%, 08/01/43	3,620,162	3,699,512
4.000%, 01/01/44	3,759,590	3,963,525
4.000%, 02/01/44	495,210	522,716
4.000%, 04/01/44	7,283,017	7,678,077
4.000%, 07/01/44	19,549,789	20,614,106
4.500%, 04/01/41	2,294,895	2,477,045
4.500%, 03/01/42	3,404,294	3,674,578
4.500%, 05/01/44	1,473,973	1,593,305
5.000%, 05/01/34	323,103	356,969
5.000%, 06/01/35	108,722	120,207
5.000%, 05/01/37	399,369	439,887
5.000%, 09/01/38	71,179	78,330
5.000%, 10/01/38	169,577	186,614
5.000%, 11/01/39	1,429,033	1,578,839
5.000%, 12/01/39	328,501	366,233
6.000%, 06/01/35	25,190	28,366
6.000%, 12/01/36	35,296	39,765

MIST-305

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac REMICS (CMO)
5.000%, 06/15/34	101,483	$102,028
Ginnie Mae I 15 Yr. Pool
5.000%, 10/15/18	90,650	96,398
5.500%, 08/15/19	33,787	35,887
5.500%, 10/15/19	172,816	183,147
6.000%, 05/15/17	996	1,032
6.000%, 06/15/17	1,194	1,240
6.000%, 08/15/19	10,162	10,778
Ginnie Mae I 30 Yr. Pool
4.000%, TBA (h)	8,750,000	9,281,151
4.500%, 09/15/33	141,498	154,539
4.500%, 05/15/34	261,987	285,957
4.500%, 12/15/34	103,534	113,067
4.500%, 04/15/35	349,072	379,852
4.500%, 10/15/35	118,541	129,205
4.500%, 04/15/39	2,451,883	2,662,584
4.500%, 01/15/40	2,554,088	2,785,893
4.500%, 09/15/40	497,906	543,929
4.500%, 07/15/41	743,451	808,172
4.500%, 08/15/41	745,654	811,095
5.000%, 05/15/34	1,141,548	1,262,494
5.000%, 04/15/35	15,627	17,477
5.500%, 01/15/34	94,866	108,377
5.500%, 04/15/34	36,922	41,490
5.500%, 07/15/34	179,576	201,421
5.500%, 10/15/34	122,919	138,054
5.500%, 06/15/35	47,925	53,403
5.500%, 11/15/35	60,453	67,460
5.750%, 10/15/38	146,313	162,787
6.000%, 02/15/24	2,218	2,500
6.000%, 11/15/28	1,041	1,175
6.000%, 02/15/33	2,912	3,376
6.000%, 03/15/33	11,866	13,722
6.000%, 06/15/33	11,860	13,582
6.000%, 07/15/33	11,293	13,090
6.000%, 09/15/33	12,741	14,529
6.000%, 10/15/33	5,435	6,284
6.000%, 08/15/34	42,613	48,682
6.500%, 03/15/29	4,173	4,766
6.500%, 02/15/32	1,779	2,062
6.500%, 03/15/32	1,771	2,008
6.500%, 11/15/32	5,571	6,408
7.000%, 03/15/31	345	391
Ginnie Mae II 30 Yr. Pool
4.500%, 09/20/41	809,983	881,468
5.000%, 08/20/34	129,139	144,043
5.500%, 03/20/34	14,645	16,633
6.000%, 05/20/32	21,119	24,329
6.000%, 11/20/33	24,670	28,418
Government National Mortgage Association
1.011%, 02/16/53 (b) (i)	9,067,634	680,626
1.018%, 03/16/53 (b) (i)	6,064,236	433,587
1.057%, 08/16/52 (b) (i)	9,229,116	591,596
1.066%, 09/16/52 (b) (i)	9,191,704	712,366
4.973%, 04/16/42	154,748	160,073

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association (CMO)
3.000%, 04/20/41	1,274,394	1,315,581
4.500%, 09/20/39	2,235,000	2,417,921

		204,345,806

U.S. Treasury—5.5%
U.S. Treasury Bonds
2.875%, 05/15/43 (a)	8,000,000	7,493,752
4.250%, 05/15/39	3,110,000	3,720,337
4.375%, 02/15/38 (a)	1,727,000	2,096,416
4.375%, 11/15/39	455,000	555,171
4.500%, 02/15/36	1,610,000	1,987,093
4.500%, 05/15/38 (a)	4,704,000	5,816,054
4.500%, 08/15/39	10,200,000	12,659,159
5.000%, 05/15/37 (a)	289,000	381,344
5.375%, 02/15/31	1,750,000	2,316,290
6.250%, 08/15/23 (a)	87,000	113,861
U.S. Treasury Floating Rate Notes
0.060%, 01/31/16 (b)	6,525,000	6,526,325
0.084%, 04/30/16 (b)	6,525,000	6,528,347
0.085%, 07/31/16 (b)	6,525,000	6,528,634
U.S. Treasury Notes
1.750%, 05/15/23 (a)	2,000,000	1,895,624
3.125%, 05/15/19	11,500,000	12,219,647

		70,838,054

Total U.S. Treasury & Government Agencies (Cost $268,864,573)		275,183,860

Mortgage-Backed Securities—9.7%

Collateralized Mortgage Obligations—5.0%
American Home Mortgage Investment Trust
2.332%, 06/25/45 (b)	586,107	590,144
Banc of America Alternative Loan Trust
5.000%, 07/25/19	772,174	785,681
5.250%, 05/25/34	446,705	451,104
5.500%, 01/25/20	424,806	430,657
5.500%, 09/25/33	607,201	632,161
5.750%, 04/25/33	631,810	655,023
6.000%, 03/25/34	847,570	876,531
6.000%, 04/25/34	236,336	238,838
6.000%, 11/25/34	386,110	393,562
Banc of America Funding Corp. Trust
0.285%, 08/26/36 (144A) (b)	264,207	262,649
Banc of America Mortgage Securities, Inc.
2.640%, 09/25/33 (b)	466,708	467,619
2.760%, 10/25/33 (b)	1,040,890	1,054,802
4.750%, 10/25/20	26,058	26,229
5.109%, 09/25/35 (b)	237,825	237,477
5.750%, 01/25/35	734,668	747,217
Bayview Opportunity Master Fund IIa Trust
3.721%, 08/28/44 (144A) (b)	732,692	738,564

MIST-306

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Bayview Opportunity Master Fund Trust
2.981%, 01/28/33 (144A) (b)	319,935	$320,574
Bear Stearns Adjustable Rate Mortgage Trust
4.711%, 02/25/35 (b)	258,742	259,072
Bear Stearns ALT-A Trust
2.680%, 10/25/33 (b)	220,133	221,842
Charlie Mac Trust
5.000%, 10/25/34	145,837	145,820
Citigroup Mortgage Loan Trust, Inc.
1.151%, 09/25/37 (144A) (b)	956,358	956,077
4.000%, 01/25/35 (144A) (b)	657,060	683,729
5.500%, 08/25/34	840,594	905,476
Countrywide Alternative Loan Trust
0.555%, 03/25/34 (b)	1,214	1,212
5.125%, 03/25/34	4,461	4,455
5.250%, 09/25/33	698,090	736,176
5.750%, 12/25/33	1,146,414	1,199,473
5.750%, 03/25/34	636,285	651,505
Countrywide Alternative Loan Trust Resecuritization
4.250%, 09/25/33	303,873	298,336
Countrywide Home Loan Mortgage Pass-Through Trust
2.900%, 09/25/33 (b)	4,124	4,044
Credit Suisse First Boston Mortgage Securities Corp.
2.566%, 11/25/33 (b)	392,311	391,126
5.000%, 08/25/20	125,096	124,952
Credit Suisse Mortgage Capital Certificates Trust
3.642%, 06/25/50 (144A) (b)	596,089	599,656
Del Coronado Trust
2.104%, 03/15/26 (144A) (b)	484,000	482,830
EverBank Mortgage Loan Trust
2.500%, 03/25/43 (144A) (b)	1,666,172	1,559,394
Global Mortgage Securitization, Ltd.
0.425%, 04/25/32 (b)	1,539,985	1,475,503
5.250%, 04/25/32	572,271	552,921
Homestar Mortgage Acceptance Corp.
1.255%, 01/25/35 (b)	1,705,000	1,663,577
Impac CMB Trust
0.675%, 04/25/35 (b)	1,539,016	1,446,056
0.795%, 09/25/34 (b)	610,895	582,390
0.875%, 10/25/34 (b)	298,288	290,420
0.895%, 11/25/34 (b)	1,718,135	1,665,227
0.915%, 01/25/35 (b)	560,566	510,167
0.955%, 10/25/34 (b)	499,298	477,839
Impac Secured Assets Trust
0.355%, 12/25/36 (b)	1,491,653	1,384,343
0.505%, 08/25/36 (b)	774,889	764,047
JPMorgan Mortgage Trust
2.205%, 07/25/35 (b)	246,957	247,377
2.500%, 03/25/43 (144A) (b)	3,430,561	3,391,511
3.500%, 05/25/43 (144A) (b)	1,325,311	1,327,725
3.500%, 01/25/44 (144A) (b)	677,375	678,397
3.719%, 05/25/43 (144A) (b)	656,508	634,870
6.000%, 09/25/34	674,079	709,883

Collateralized Mortgage Obligations—(Continued)
MASTR Alternative Loan Trust
5.500%, 10/25/19	470,718	481,876
6.000%, 07/25/34	1,228,134	1,250,248
6.041%, 01/25/35 (b)	302,067	321,233
MASTR Seasoned Securities Trust
6.618%, 09/25/32 (b)	403,727	427,029
Merrill Lynch Mortgage Investors Trust
2.350%, 10/25/35 (b)	198,700	201,341
2.469%, 02/25/35 (b)	1,152,477	1,161,812
MortgageIT Trust
0.935%, 11/25/34 (b)	1,685,652	1,643,068
New Residential Mortgage Loan Trust
3.750%, 01/25/54 (144A) (b)	1,411,607	1,449,285
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.500%, 08/25/33	502,934	524,860
NRP Mortgage Trust
3.250%, 07/25/43 (144A) (b)	914,887	933,244
PHH Mortgage Capital LLC
7.000%, 12/25/27 (144A)	244,881	247,611
RALI Trust
0.705%, 07/25/33 (b)	624,870	580,051
0.725%, 06/25/33 (b)	631,343	589,354
RESI Finance L.P.
1.554%, 09/10/35 (144A) (b)	657,114	556,501
Residential Accredit Loans, Inc. Trust
0.755%, 04/25/34 (b)	176,471	173,735
4.750%, 04/25/34	268,974	276,143
5.000%, 03/25/19	83,462	86,149
5.500%, 09/25/32	169,450	174,169
5.500%, 12/25/34	420,676	427,304
Residential Asset Securitization Trust
0.605%, 10/25/34 (b)	555,245	505,297
5.500%, 02/25/35	143,200	145,288
RFMSI Trust
5.250%, 07/25/35	696,163	718,499
Sequoia Mortgage Trust
0.354%, 05/20/35 (b)	913,092	854,654
0.374%, 03/20/35 (b)	439,274	394,877
0.774%, 09/20/33 (b)	1,297,227	1,272,532
1.754%, 06/20/34 (b)	1,466,204	1,442,007
2.250%, 06/25/43 (b)	594,143	563,001
3.000%, 06/25/43 (b)	1,769,763	1,709,572
3.500%, 07/25/43 (144A)	715,029	685,822
Springleaf Mortgage Loan Trust
5.300%, 12/25/59 (144A) (b)	175,000	180,704
Structured Adjustable Rate Mortgage Loan Trust
1.012%, 11/25/34 (b)	2,056,412	1,900,084
2.437%, 07/25/34 (b)	695,123	699,242
2.519%, 02/25/34 (b)	272,374	275,285
2.524%, 09/25/34 (b)	763,460	749,906
2.858%, 03/25/34 (b)	173,298	175,192
Structured Asset Mortgage Investments Trust
0.893%, 12/19/33 (b)	849,858	813,853

MIST-307

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Asset Securities Corp. Mortgage Certificates
2.688%, 10/25/33 (b)	586,769	$585,772
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.490%, 06/25/33 (b)	572,246	577,580
Thornburg Mortgage Securities Trust
1.636%, 03/25/44 (b)	776,961	768,511
1.774%, 03/25/44 (b)	535,459	520,218
2.147%, 06/25/43 (b)	619,296	619,325
WaMu Mortgage Pass-Through Certificates
0.578%, 10/25/44 (b)	101,156	98,336
2.396%, 01/25/35 (b)	464,179	467,975
Wells Fargo Mortgage Backed Securities Trust
2.614%, 06/25/35 (b)	517,421	516,311
4.897%, 04/25/35 (b)	62,019	62,562

		64,743,678

Commercial Mortgage-Backed Securities—4.7%
A10 Securitization LLC
2.400%, 11/15/25 (144A)	933,771	936,547
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.523%, 07/10/43 (144A) (b)	840,000	845,682
Bayview Commercial Asset Trust
Zero Coupon, 07/25/37 (144A) (i)	5,613,565	1
1.155%, 01/25/35 (144A) (b)	359,903	331,331
3.511%, 09/25/37 (144A) (i)	8,064,140	444,334
Commercial Mortgage Pass-Through Certificates
2.436%, 10/15/45	690,000	679,840
2.822%, 10/15/45	720,000	704,804
2.941%, 01/10/46	1,350,000	1,323,807
3.147%, 08/15/45	550,000	551,042
3.288%, 07/17/28 (144A) (b)	113,020	112,852
4.934%, 12/10/44 (b)	300,000	324,703
Commercial Mortgage Trust
2.106%, 07/13/31 (144A) (b)	920,000	920,365
Credit Suisse Commercial Mortgage Trust
5.361%, 02/15/40	2,073,543	2,202,637
DBUBS Mortgage Trust
5.578%, 08/10/44 (144A) (b)	1,400,000	1,556,227
5.730%, 11/10/46 (144A) (b)	600,000	668,842
FREMF Mortgage Trust
3.274%, 04/25/46 (144A) (b)	600,000	592,871
3.308%, 03/25/45 (144A) (b)	700,000	699,721
3.603%, 11/25/46 (144A) (b)	800,000	820,911
3.872%, 04/25/45 (144A) (b)	1,000,000	1,024,092
4.163%, 11/25/44 (144A) (b)	535,000	547,118
4.176%, 05/25/45 (144A) (b)	988,000	981,851
4.436%, 07/25/48 (144A) (b)	1,825,000	1,895,382
4.495%, 01/25/46 (144A) (b)	765,000	801,989
4.774%, 11/25/49 (144A) (b)	1,050,000	1,118,142
5.048%, 07/25/44 (144A) (b)	900,000	960,706
5.333%, 02/25/47 (144A) (b)	400,000	438,452
5.361%, 09/25/45 (144A) (b)	900,000	982,790
5.405%, 09/25/43 (144A) (b)	400,000	439,040
5.618%, 04/25/20 (144A) (b)	600,000	664,983

Commercial Mortgage-Backed Securities—(Continued)
GE Business Loan Trust
0.324%, 04/16/35 (144A) (b)	732,253	693,811
0.404%, 06/15/33 (144A) (b)	1,428,549	1,386,044
GS Mortgage Securities Corp. II
3.682%, 02/10/46 (144A)	750,000	742,930
4.782%, 07/10/39	1,084,887	1,099,560
GS Mortgage Securities Trust
1.904%, 07/15/31 (144A) (b)	885,000	887,752
3.135%, 06/10/46	1,250,000	1,236,490
3.377%, 05/10/45	1,000,000	1,024,535
5.560%, 11/10/39	800,000	856,645
Irvine Core Office Trust
3.279%, 05/15/48 (144A) (b)	1,250,000	1,239,315
JPMorgan Chase Commercial Mortgage Securities Trust
0.514%, 11/15/18 (144A) (b)	602,399	570,751
1.954%, 04/15/28 (144A) (b)	1,100,000	1,100,287
3.070%, 12/15/46	1,925,000	1,983,378
3.616%, 11/15/43 (144A)	1,000,000	1,050,959
3.977%, 10/15/45 (144A) (b)	700,000	711,392
4.650%, 07/15/28 (144A) (b)	850,000	849,495
5.040%, 10/15/42 (b)	2,575,000	2,624,525
5.623%, 05/12/45	730,000	750,230
5.692%, 11/15/43 (144A) (b)	300,000	333,611
6.197%, 02/15/51 (b)	1,350,000	1,394,414
Lehman Brothers Small Balance Commercial Mortgage Trust
0.355%, 09/25/36 (144A) (b)	348,815	324,821
0.405%, 02/25/30 (144A) (b)	917,110	837,310
0.405%, 09/25/30 (144A) (b)	382,030	358,652
1.105%, 10/25/37 (144A) (b)	222,457	220,971
LSTAR Commercial Mortgage Trust
5.338%, 06/25/43 (144A) (b)	942,000	952,892
Morgan Stanley Bank of America Merrill Lynch Trust
2.979%, 04/15/47	920,000	942,655
Morgan Stanley Capital I Trust
4.890%, 06/12/47	585,739	596,075
5.073%, 08/13/42 (b)	600,000	613,710
5.569%, 12/15/44	750,000	800,296
NorthStar Mortgage Trust
4.400%, 08/25/29 (144A) (b)	800,000	807,946
ORES NPL LLC
3.081%, 09/25/25 (144A)	642,553	642,583
RAIT Trust
2.304%, 05/13/31 (144A) (b)	500,000	492,647
Resource Capital Corp. Ltd.
2.304%, 12/15/28 (144A) (b)	2,000,000	2,015,220
Timberstar Trust
5.668%, 10/15/36 (144A)	540,000	580,202
7.530%, 10/15/36 (144A)	1,549,000	1,630,567
Wells Fargo Commercial Mortgage Trust
2.819%, 08/15/50	400,000	407,106
5.771%, 11/15/43 (144A) (b)	950,000	1,056,717
WF-RBS Commercial Mortgage Trust
2.862%, 03/15/47	1,550,000	1,584,729

MIST-308

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
WF-RBS Commercial Mortgage Trust
3.998%, 03/15/44 (144A)	520,000	$552,774
5.392%, 02/15/44 (144A) (b)	250,000	274,299
5.413%, 06/15/44 (144A) (b)	400,000	429,143

		60,228,501

Total Mortgage-Backed Securities (Cost $122,428,752)		124,972,179

Floating Rate Loans (b)—8.7%

Advertising—0.1%
Affinion Group, Inc.
Term Loan B, 6.750%, 04/30/18	1,342,727	1,312,237

Aerospace/Defense—0.3%
DAE Aviation Holdings, Inc. Term Loan B1, 5.000%, 11/02/18	1,427,699	1,432,696
DigitalGlobe, Inc. Term Loan B, 3.750%, 01/31/20	937,720	927,952
DynCorp International LLC Term Loan B, 6.250%, 07/07/16	154,176	153,791
Standard Aero, Ltd. Term Loan B2, 5.000%, 11/02/18	647,225	649,490
TASC, Inc. Term Loan B, 6.500%, 05/30/20	298,845	289,039

		3,452,968

Air Freight & Logistics—0.0%
FTS International, Inc. Term Loan B, 5.750%, 04/16/21	139,636	139,898

Airlines—0.1%
Delta Air Lines, Inc. Term Loan B1, 3.250%, 10/18/18	982,500	962,236

Auto Components—0.1%
Federal-Mogul Holdings Corp. Term Loan C, 4.750%, 04/15/21	769,170	763,676

Auto Manufacturers—0.3%
ASP HHI Acquisition Co., Inc. Term Loan, 5.000%, 10/05/18	514,610	515,093
Chrysler Group LLC Term Loan B, 3.500%, 05/24/17	3,013,763	2,995,397

		3,510,490

Auto Parts & Equipment—0.5%
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan, 4.750%, 04/30/19	750,000	751,289
Metaldyne LLC Term Loan, 4.250%, 12/18/18	165,407	164,821
Remy International, Inc. Term Loan B, 4.250%, 03/05/20	610,905	606,706

Auto Parts & Equipment—(Continued)
TI Group Automotive Systems LLC Term Loan B, 4.250%, 07/01/21	1,231,831	1,214,893
Tower Automotive Holdings USA LLC Term Loan, 4.000%, 04/23/20	2,503,439	2,479,969
UCI International, Inc. Term Loan B, 5.500%, 07/26/17	962,500	964,505

		6,182,183

Building Materials—0.0%
U.S. Silica Co. Term Loan B, 4.000%, 07/17/20	362,906	361,319

Capital Markets—0.0%
Ozburn-Hessey Holding Co. LLC Term Loan, 6.750%, 05/23/19	582,625	582,989

Chemicals—0.3%
Axalta Coating Systems U.S. Holdings, Inc. Term Loan, 3.750%, 02/01/20	1,666,852	1,634,974
Chemtura Corp. Term Loan B, 3.500%, 08/27/16	423,034	422,857
Huntsman International LLC Extended Term Loan B, 2.699%, 04/19/17	151,603	149,140
Univar, Inc. Term Loan B, 5.000%, 06/30/17	952,423	944,288
WR Grace & Co. Delayed Draw Term Loan, 1.000%, 02/03/21 (j)	192,572	191,513
Term Loan, 3.000%, 01/31/21	536,505	533,554

		3,876,326

Commercial Services—0.3%
Interactive Data Corp. Term Loan, 4.750%, 05/02/21	386,813	385,121
Laureate Education, Inc. Term Loan B, 5.000%, 06/15/18	476,330	458,467
Monitronics International, Inc. Term Loan B, 4.250%, 03/23/18	691,206	684,726
ON Assignment, Inc. Term Loan B, 3.500%, 04/30/20	593,392	591,414
Scitor Corp. Term Loan B, 5.000%, 02/15/17	463,977	459,237
Truven Health Analytics, Inc. Term Loan B, 4.500%, 06/06/19	1,270,896	1,248,656
WCA Waste Corp. Term Loan, 4.000%, 03/23/18	648,375	647,835

		4,475,456

Computers—0.3%
Evergreen Skills Lux S.a.r.l. 1st Lien Term Loan, 5.750%, 04/28/21	1,700,000	1,680,166
Expert Global Solutions, Inc. Term Loan B, 8.500%, 04/03/18	2,250,569	2,253,382

		3,933,548

MIST-309

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (b)—(Continued)

Security Description	Principal Amount*	Value

Distribution/Wholesale—0.1%
WESCO Distribution, Inc. Term Loan B, 3.750%, 12/12/19	787,623	$787,623

Diversified Consumer Services—0.1%
Darling International, Inc. Term Loan B, 3.500%, 01/06/21 (EUR)	980,075	1,237,575

Diversified Financial Services—0.3%
Ocwen Financial Corp. Term Loan, 5.000%, 02/15/18	2,748,150	2,706,584
RPI Finance Trust Term Loan B3, 3.250%, 11/09/18	1,360,855	1,360,572

		4,067,156

Electric—0.3%
Calpine Construction Finance Co. L.P. Term Loan B1, 3.250%, 05/03/20	1,160,313	1,126,228
Calpine Corp. Term Loan B1, 4.000%, 04/01/18	1,186,950	1,181,675
NRG Energy, Inc. Term Loan B, 2.750%, 07/02/18	895,180	880,131
NSG Holdings LLC Term Loan, 3.750%, 12/11/19	681,815	674,997

		3,863,031

Electric Utilities—0.0%
Star West Generation LLC Term Loan B, 4.250%, 03/13/20	486,953	483,909

Electrical Components & Equipment—0.0%
Pelican Products, Inc. Term Loan, 5.250%, 04/10/20	277,135	278,290

Entertainment—0.1%
Pinnacle Entertainment, Inc. Term Loan B2, 3.750%, 08/13/20	584,772	579,290
Six Flags Theme Parks, Inc. Term Loan B, 3.501%, 12/20/18	698,371	697,498

		1,276,788

Environmental Control—0.1%
Waste Industries USA., Inc. Term Loan B, 4.000%, 03/17/17	692,181	688,720

Food—0.1%
AdvancePierre Foods, Inc. Term Loan, 5.750%, 07/10/17	171,316	171,487
Big Heart Pet Brands Term Loan, 3.500%, 03/08/20	456,242	441,129
Pinnacle Foods Finance LLC Term Loan G, 3.250%, 04/29/20	856,153	839,779
Rack Merger Sub, Inc. Term Loan, 0.000%, 10/01/21 (k)	380,000	380,237

		1,832,632

Forest Products & Paper—0.2%
Appvion, Inc. Term Loan, 5.750%, 06/28/19	1,876,250	1,871,560
Exopack Holdings S.A. Term Loan B, 5.250%, 05/08/19	798,963	804,289

		2,675,849

Healthcare-Products—0.1%
Immucor, Inc. Term Loan B2, 5.000%, 08/17/18	1,528,153	1,522,422

Healthcare-Services—0.9%
Accentcare, Inc. Term Loan B, 6.506%, 12/22/16	487,410	426,484
Alliance Healthcare Services, Inc. Term Loan B, 4.250%, 06/03/19	740,628	738,776
Ardent Medical Services, Inc. Term Loan, 6.750%, 07/02/18	392,820	394,661
Gentiva Health Services, Inc. Term Loan B, 6.500%, 10/18/19	2,501,399	2,509,215
HCA, Inc. Extended Term Loan B4, 2.983%, 05/01/18	103,762	102,714
Term Loan B5, 2.904%, 03/31/17	248,842	247,494
Iasis Healthcare LLC Term Loan B2, 4.500%, 05/03/18	699,847	698,535
IMS Health, Inc. Term Loan, 3.500%, 03/17/21	635,923	623,734
Kindred Healthcare, Inc. Term Loan, 4.000%, 04/09/21	1,575,763	1,551,142
MMM Holdings, Inc. Term Loan, 9.750%, 12/12/17	331,663	333,736
MSO of Puerto Rico, Inc. Term Loan, 9.750%, 12/12/17	241,126	239,920
Select Medical Corp. Term Loan B, 3.750%, 06/01/18	387,982	384,578
Surgical Care Affiliates, Inc. Incremental Term Loan, 4.000%, 06/29/18	2,424,313	2,389,402
Virtual Radiologic Corp. Term Loan A, 7.253%, 12/22/16 (g)	980,379	737,735

		11,378,126

Home Furnishings—0.1%
Tempur-Pedic International, Inc. Term Loan B, 3.500%, 03/18/20	1,355,191	1,341,639

Household Products—0.1%
Revlon Consumer Products Corp. Term Loan B, 3.250%, 11/20/17	664,796	657,421

Industrial Conglomerates—0.1%
Mirror BidCo Corp. Term Loan, 4.250%, 12/28/19	1,208,567	1,194,971

Insurance—0.7%
Alliant Holdings I, Inc. Term Loan B, 4.250%, 12/20/19	485,890	485,177

MIST-310

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (b)—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
CNO Financial Group, Inc. Term Loan B2, 3.750%, 09/20/18	829,979	$824,003
Confie Seguros Holding II Co. 1st Lien Term Loan, 5.750%, 11/09/18	3,353,959	3,366,537
USI, Inc. Term Loan B, 4.250%, 12/27/19	4,529,671	4,456,063

		9,131,780

Machinery—0.1%
Paladin Brands Holding, Inc. Term Loan B, 6.750%, 08/16/19	950,974	951,568

Machinery-Construction & Mining—0.0%
Terex Corp. Term Loan, 3.500%, 08/06/21	314,660	313,087

Media—0.2%
Charter Communications Operating LLC Term Loan F, 3.000%, 01/03/21	1,110,938	1,079,538
Houghton Mifflin Harcourt Publishing Co. Term Loan B, 4.250%, 05/22/18	404,625	405,131
Kasima LLC Term Loan B, 3.250%, 05/17/21	464,062	459,711

		1,944,380

Metal Fabricate/Hardware—0.0%
Grede Holdings LLC Term Loan B, 4.750%, 06/02/21	275,000	274,484

Mining—0.2%
Novelis, Inc. Term Loan, 3.750%, 03/10/17	794,090	787,935
Waupaca Foundry, Inc. Term Loan, 4.000%, 06/29/17	1,699,934	1,699,225

		2,487,160

Oil & Gas—0.4%
Drillships Financing Holdings, Inc. Term Loan B1, 6.000%, 03/31/21	940,500	903,664
Fieldwood Energy LLC 2nd Lien Term Loan, 8.375%, 09/30/20	1,000,000	1,005,417
Glenn Pool Oil & Gas Trust Term Loan, 4.500%, 05/02/16	797,363	799,356
Samson Investments Co. 2nd Lien Term Loan, 5.000%, 09/25/18	2,200,000	2,142,525

		4,850,962

Packaging & Containers—0.1%
BWAY Holding Co., Inc. Term Loan B, 5.500%, 08/14/20	124,688	124,999
Ranpak Corp. 1st Lien Term Loan, 4.500%, 04/23/19	508,256	510,797
Reynolds Group Holdings, Inc. Term Loan, 4.000%, 12/01/18	245,644	243,407

		879,203

Pharmaceuticals—0.3%
Grifols Worldwide Operations USA, Inc. Term Loan B, 3.154%, 02/27/21	1,014,900	998,549
Par Pharmaceutical Cos., Inc. Term Loan B2, 4.000%, 09/30/19	1,866,928	1,835,423
Valeant Pharmaceuticals International, Inc. Term Loan B, 3.750%, 12/11/19	341,117	337,828
Term Loan B, 3.750%, 08/05/20	1,094,770	1,083,432

		4,255,232

Retail—0.5%
Burger King Corp. 2nd Lien Bridge Term Loan, 0.000%, 09/04/15 (k)	3,800,000	3,800,000
Michaels Stores, Inc. Incremental Term Loan B2, 4.000%, 01/28/20	700,000	692,475
Pilot Travel Centers LLC Term Loan B, 0.000%, 10/01/21 (k)	509,397	506,850
Term Loan B, 3.750%, 03/30/18	666,359	667,192
Wendy’s International, Inc. Term Loan B, 3.250%, 05/15/19	788,475	785,377

		6,451,894

Semiconductors—0.0%
Microsemi Corp. Term Loan B1, 3.250%, 02/19/20	352,229	348,560

Software—0.3%
Cinedigm Digital Funding I LLC Term Loan, 3.750%, 02/28/18	231,260	231,549
Epiq Systems, Inc. Term Loan B, 4.250%, 08/27/20	693,000	692,134
First Data Corp. Extended Term Loan, 3.655%, 03/23/18	372,933	366,329
MedAssets, Inc. Term Loan B, 4.000%, 12/13/19	260,638	260,147
Nuance Communications, Inc. Term Loan C, 2.910%, 08/07/19	716,967	700,835
Rovi Solutions Corp. Term Loan B, 3.750%, 07/02/21	609,981	595,113
Verint Systems, Inc. Term Loan, 3.500%, 09/06/19	782,837	780,489
Vertafore, Inc. 1st Lien Term Loan, 4.250%, 10/03/19	359,455	357,208

		3,983,804

Specialty Retail—0.1%
Camping World, Inc. Term Loan, 5.750%, 02/20/20	1,226,563	1,231,162

Telecommunications—0.8%
Cincinnati Bell, Inc. Term Loan B, 4.000%, 09/10/20	1,430,550	1,418,927
CommScope, Inc. Term Loan B3, 2.735%, 01/21/17	219,945	218,845
Term Loan B4, 3.250%, 01/26/18	329,917	327,783

MIST-311

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Floating Rate Loans (b)—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
MCC Iowa LLC Term Loan H, 3.250%, 01/29/21	948,000	$925,485
Telesat Canada Term Loan B2, 3.500%, 03/28/19	2,541,793	2,507,351
Virgin Media Bristol LLC Term Loan B, 3.500%, 06/07/20	4,285,000	4,177,494
Ziggo B.V. Term Loan B1A, 3.250%, 01/15/22	471,479	458,934
Term Loan B2A, 3.210%, 01/15/22 (j)	303,830	295,746
Term Loan B3, 0.000%, 01/15/22 (k)	499,691	486,396

		10,816,961

Transportation—0.1%
Swift Transportation Co. LLC Term Loan B, 3.750%, 06/09/21	848,015	846,690

Total Floating Rate Loans (Cost $112,136,579)		111,606,405

Foreign Government—5.6%

Municipal—0.3%
Brazil Minas SPE via State of Minas Gerais 5.333%, 02/15/28 (144A)	3,000,000	2,962,500
Province of Salta Argentina 9.500%, 03/16/22 (144A)	794,160	768,350

		3,730,850

Regional Government—0.3%
Queensland Treasury Corp. 5.750%, 07/22/24 (AUD)	2,000,000	2,002,555
6.000%, 07/21/22 (AUD)	2,500,000	2,519,940

		4,522,495

Sovereign—5.0%
Croatia Government International Bond 5.500%, 04/04/23 (144A) (a)	1,300,000	1,339,000
Indonesia Treasury Bonds
6.125%, 05/15/28 (IDR)	4,898,000,000	322,661
7.000%, 05/15/22 (IDR)	4,500,000,000	343,455
7.000%, 05/15/27 (IDR)	4,400,000,000	312,351
8.250%, 06/15/32 (IDR)	24,816,000,000	1,934,772
IPIC GMTN, Ltd.
5.500%, 03/01/22 (144A)	1,680,000	1,921,500
Ireland Government Bond
5.000%, 10/18/20 (EUR)	1,820,000	2,871,831
Kenya Government International Bonds
5.875%, 06/24/19 (144A)	735,000	756,131
6.875%, 06/24/24 (144A)	1,565,000	1,647,163
Mexican Bonos
6.500%, 06/09/22 (MXN)	53,750,000	4,143,214
7.500%, 06/03/27 (MXN)	56,500,000	4,599,854

Sovereign—(Continued)
Mexican Udibonos
2.000%, 06/09/22 (MXN)	18,798,431	1,359,658
3.500%, 12/14/17 (MXN)	25,789,582	2,076,940
Nigeria Government Bond
16.000%, 06/29/19 (NGN)	264,000,000	1,837,608
Norwegian Government Bonds
2.000%, 05/24/23 (NOK)	10,000,000	1,538,986
4.250%, 05/19/17 (NOK)	52,440,000	8,729,865
4.500%, 05/22/19 (NOK)	17,550,000	3,067,040
5.000%, 05/15/15 (NOK)	83,350,000	13,265,166
Poland Government International Bond
4.000%, 01/22/24	1,325,000	1,361,438
Republic of Ghana
7.875%, 08/07/23 (144A) (a)	3,060,000	3,067,650
Romania Government Bonds
5.850%, 04/26/23 (RON)	14,070,000	4,488,557
5.950%, 06/11/21 (RON)	7,310,000	2,339,292
Russian Foreign Bond - Eurobond
7.500%, 03/31/30 (144A)	784,363	878,667

		64,202,799

Total Foreign Government (Cost $76,666,224)		72,456,144

Asset-Backed Securities—4.1%

Asset-Backed - Automobile—0.4%
American Credit Acceptance Receivables Trust
4.050%, 02/15/18 (144A)	321,000	325,064
AmeriCredit Automobile Receivables Trust
4.040%, 07/10/17	300,000	308,741
Capital Auto Receivables Asset Trust
2.190%, 09/20/21	500,000	498,864
CarNow Auto Receivables Trust
2.980%, 11/15/17 (144A)	473,000	474,037
Chesapeake Funding LLC
0.606%, 05/07/24 (144A) (b)	352,433	352,980
1.306%, 05/07/24 (144A) (b)	300,000	301,513
First Investors Auto Owner Trust
2.530%, 01/15/20 (144A)	275,000	274,924
Flagship Credit Auto Trust
5.380%, 07/15/20 (144A)	700,000	717,475
Prestige Auto Receivables Trust
3.900%, 07/16/18 (144A)	308,843	309,960
Santander Drive Auto Receivables Trust
1.620%, 02/15/19	250,000	250,014
2.700%, 08/15/18	650,000	663,926
3.780%, 11/15/17	400,000	407,437
Tidewater Auto Receivables Trust
2.830%, 10/15/19 (144A)	500,000	505,471
United Auto Credit Securitization Trust
2.900%, 12/15/17 (144A)	400,000	404,536

		5,794,942

MIST-312

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—0.3%
Accredited Mortgage Loan Trust
0.305%, 09/25/36 (b)	847,836	$829,805
Aegis Asset Backed Securities Trust
0.425%, 12/25/35 (b)	727,102	716,219
Citigroup Mortgage Loan Trust, Inc.
0.905%, 05/25/35 (144A) (b)	429,900	415,980
Home Equity Asset Trust
0.265%, 03/25/37 (b)	322,586	317,388
0.535%, 01/25/36 (b)	297,976	296,497
Irwin Whole Loan Home Equity Trust
1.205%, 03/25/25 (b)	179,791	179,450
Nationstar Home Equity Loan Trust
0.305%, 03/25/37 (b)	256,515	244,836
Option One Mortgage Loan Trust
0.415%, 11/25/35 (b)	345,861	340,619
Wells Fargo Home Equity Trust
0.565%, 11/25/35 (b)	148,857	148,520

		3,489,314

Asset-Backed - Manufactured Housing—0.4%
ACE Securities Corp. Manufactured Housing Trust
6.500%, 08/15/30 (144A) (b)	1,012,567	1,050,846
Conseco Financial Corp.
6.240%, 12/01/28 (b)	37,029	38,271
Credit-Based Asset Servicing and Securitization LLC
5.484%, 10/25/36 (144A)	375,000	366,713
Greenpoint Manufactured Housing
8.450%, 06/20/31 (b)	121,774	118,325
Lehman ABS Manufactured Housing Contract Trust
5.873%, 04/15/40	174,965	189,319
Madison Avenue Manufactured Housing Contract
2.405%, 03/25/32 (b)	657,129	656,760
3.405%, 03/25/32 (b)	250,000	245,011
Mid-State Capital Trust
5.250%, 12/15/45 (144A)	417,263	432,515
7.000%, 12/15/45 (144A)	493,129	512,007
Mid-State Trust
7.540%, 02/15/36	43,933	46,724
Origen Manufactured Housing Contract Trust
5.460%, 11/15/35 (b)	294,453	302,222
5.460%, 06/15/36 (b)	240,815	251,350
5.910%, 01/15/35 (b)	414,708	438,412

		4,648,475

Asset-Backed - Other—3.0%
American Homes 4 Rent
1.600%, 06/17/31 (144A) (b)	500,000	493,617
5.149%, 10/17/36 (144A)	500,000	495,280
Applebee’s/IHOP Funding LLC
4.277%, 09/05/44 (144A)	1,900,000	1,881,935
Bayview Opportunity Master Fund Trust
3.721%, 04/28/18 (144A)	146,065	145,694
Bayview Opportunity Master Fund Trust IIIa
3.623%, 07/28/19 (144A)	597,959	597,902

Asset-Backed - Other—(Continued)
Beacon Container Finance LLC
3.720%, 09/20/27 (144A)	200,276	203,283
Carrington Mortgage Loan Trust
0.265%, 07/25/36 (b)	250,852	245,884
0.555%, 09/25/35 (b)	43,027	42,594
0.890%, 02/25/35 (b)	208,728	208,504
Citicorp Residential Mortgage Securities Trust
5.703%, 11/25/36	1,515,250	1,532,732
5.775%, 09/25/36	754,998	792,938
5.892%, 03/25/37	1,018,002	1,065,470
5.939%, 07/25/36	1,061,367	1,114,438
CKE Restaurant Holdings, Inc.
4.474%, 03/20/43 (144A)	3,030,250	3,058,340
Colony American Homes Single-Family Rental Pass-Through Certificates
2.054%, 07/17/31 (144A) (b)	1,000,000	985,600
Countrywide Asset-Backed Certificates
0.335%, 06/25/36 (b)	335,839	327,191
0.405%, 04/25/36 (b)	186,544	182,773
4.456%, 10/25/35 (b)	177,000	177,269
Credit-Based Asset Servicing and Securitization LLC
0.245%, 04/25/37 (b)	309,357	252,301
Cronos Containers Program, Ltd.
3.810%, 09/18/27 (144A)	400,000	400,249
Dominos Pizza Master Issuer LLC
5.216%, 01/25/42 (144A)	2,242,666	2,368,610
Drug Royalty II L.P. 2
3.082%, 07/15/23 (144A) (b)	735,652	740,382
Ellington Loan Acquisition Trust
1.055%, 05/25/37 (144A) (b)	219,619	209,711
First Franklin Mortgage Loan Trust
0.665%, 09/25/35 (b)	339,433	334,101
0.830%, 03/25/35 (b)	69,217	68,978
1.235%, 09/25/34 (b)	10,575	10,566
GLC Trust
3.000%, 07/15/21 (144A)	1,203,744	1,201,938
GMAT Trust
3.967%, 11/25/43 (144A)	1,273,514	1,280,646
Hercules Capital Funding Trust
3.320%, 12/16/17 (144A)	97,278	97,667
HOA Funding LLC
4.846%, 08/20/44 (144A)	2,300,000	2,289,195
Icon Brands Holdings LLC
4.229%, 01/25/43 (144A)	931,550	934,290
JP Morgan Mortgage Acquisition Trust
0.305%, 05/25/36 (b)	107,723	105,975
Leaf Receivables Funding LLC
2.670%, 09/15/20 (144A)	538,712	541,131
5.110%, 09/15/21 (144A)	531,000	541,779
5.500%, 09/15/20 (144A)	367,451	370,733
Progreso Receivables Funding I LLC
4.000%, 07/09/18 (144A)	1,271,000	1,282,693
Sierra Timeshare Receivables Funding LLC
1.870%, 08/20/29 (144A)	198,028	199,051

MIST-313

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Silver Bay Realty Trust
2.204%, 09/17/31 (144A) (b)	1,000,000	$990,722
Spirit Master Funding LLC
3.887%, 12/20/43 (144A)	200,000	204,860
5.740%, 03/20/42 (144A)	178,595	197,905
Springleaf Funding Trust
2.410%, 12/15/22 (144A)	900,000	898,268
2.580%, 09/15/21 (144A)	2,100,000	2,114,824
STORE Master Funding LLC
4.160%, 03/20/43 (144A)	195,315	199,846
4.210%, 04/20/44 (144A)	599,000	609,998
Structured Asset Investment Loan Trust
0.355%, 01/25/36 (b)	326,859	317,456
0.755%, 05/25/35 (b)	24,777	24,741
Structured Asset Securities Corp. Mortgage Loan Trust
0.285%, 03/25/37 (b)	188,502	187,470
TAL Advantage V LLC
3.510%, 02/22/39 (144A)	1,200,625	1,212,306
Truman Capital Mortgage Loan Trust
1.855%, 01/25/34 (144A) (b)	581,956	574,500
Vericrest Opportunity Loan Transferee LLC
3.125%, 04/27/54 (144A)	755,947	755,930
Vericrest Opportunity Loan Trust XXIII LLC
3.625%, 11/25/53 (144A)	863,759	865,992
Westgate Resorts LLC
2.150%, 12/20/26 (144A)	750,000	747,105
2.250%, 08/20/25 (144A)	376,370	377,076
2.500%, 03/20/25 (144A)	184,056	185,034
3.250%, 12/20/26 (144A)	1,600,000	1,597,936
3.750%, 08/20/25 (144A)	149,353	150,467
4.500%, 01/20/25 (144A)	244,077	247,663

		39,241,539

Total Asset-Backed Securities (Cost $51,924,543)		53,174,270

Municipals—3.2%
Baylor University
4.313%, 03/01/42	800,000	759,280
Brazos River Harbor, TX Navigation District Revenue Bonds Dow Chemical Co. Project
5.950%, 05/15/33	3,360,000	3,747,677
Butler AL, Industrial Development Board Solid Waste Disposal Revenue Georgia-Pacific Corp. Project
5.750%, 09/01/28	625,000	628,094
California Educational Facilities Authority Revenue
5.000%, 06/01/43	1,470,000	1,911,338
Gulf Coast Waste Disposal Authority
5.200%, 05/01/28	945,000	996,021
Houston TX, Higher Education Finance Corp. Revenue Rice University Project
5.000%, 05/15/40	1,000,000	1,122,420
Indianapolis Airport Authority Federal Express Corp. Project
5.100%, 01/15/17	660,000	723,281
JobsOhio Beverage System
3.985%, 01/01/29	2,990,000	3,030,724
4.532%, 01/01/35	760,000	792,148
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Westlake Chemical Corp. Projects
6.750%, 11/01/32	1,550,000	1,736,108
Massachusetts State Development Finance Agency Revenue Board Institute, Inc.
5.250%, 04/01/37	1,350,000	1,506,100
5.375%, 04/01/41	400,000	447,916
Massachusetts State Development Finance Agency Revenue Harvard University
5.000%, 10/15/40	800,000	926,400
Massachusetts State Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology
5.500%, 07/01/32	950,000	1,287,497
New Hampshire Health & Educational Facilities Authority Revenue, Wentworth Douglas Hospital
6.500%, 01/01/41	600,000	700,872
New Jersey Economic Development Authority Lease Revenue
Zero Coupon, 02/15/18	3,400,000	3,127,694
New Jersey State Transportation Trust Fund Authority Transportation Systems
5.500%, 06/15/41	2,000,000	2,218,040
New York City Transitional Finance Authority Revenue Future Tax Secured
5.000%, 11/01/33	300,000	339,870
New York State Dormitory Authority, Taxable, General Purpose Bonds
5.000%, 12/15/30	1,150,000	1,344,270
North East Independent School District
5.250%, 02/01/31	640,000	822,867
Port Authority of New York & New Jersey
4.458%, 10/01/62	460,000	458,592
Port of Corpus Christi Authority TX Celanese Project
6.700%, 11/01/30	1,500,000	1,503,675
Selma AL, Industrial Development Board Revenue Gulf Opportunity Zone, International Paper Co. Projects
6.250%, 11/01/33	800,000	928,544
St. John Baptist Parish LA, Revenue Bond Marathon Oil Corp.
5.125%, 06/01/37	1,710,000	1,804,443
State of California
3.380%, 05/15/28	1,200,000	1,133,916
State of Washington
3.000%, 07/01/28	450,000	444,483
Sweetwater County WY, Solid Waste Disposal Revenue FMC Corp. Project
5.600%, 12/01/35	1,670,000	1,697,638
Texas A&M University Permanent University Fund
5.000%, 07/01/30	530,000	633,716

MIST-314

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Texas Brazos Harbor Industrial Development Corp., Environmental Facilities Revenue Dow Chemical Project.
5.900%, 05/01/38 (b)	1,505,000	$1,637,049
Texas Municipal Gas Acquisition & Supply Corp. III
5.000%, 12/15/30	750,000	817,275
5.000%, 12/15/31	1,550,000	1,679,905
University of Texas System
5.000%, 08/15/43	395,000	447,318
Wisconsin State General Reserve
5.750%, 05/01/33	134,000	157,608
Yavapai County AZ, Industrial Development Authority Solid Waste Disposal Revenue Waste Management, Inc. Project
4.900%, 03/01/28	300,000	313,881

Total Municipals (Cost $38,643,298)		41,826,660

Convertible Bonds—2.2%

Biotechnology—0.2%
Cubist Pharmaceuticals, Inc.
1.125%, 09/01/18 (a)	1,345,000	1,450,919
1.875%, 09/01/20 (a)	1,450,000	1,613,125

		3,064,044

Coal—0.1%
American Energy - Utica LLC
3.500%, 03/01/21 (144A) (e)	860,000	989,000

Computers—0.2%
Mentor Graphics Corp.
4.000%, 04/01/31 (a)	2,213,000	2,560,164

Electrical Components & Equipment—0.1%
General Cable Corp.
4.500%, 11/15/29 (l)	2,420,000	1,681,900

Electronics—0.2%
Vishay Intertechnology, Inc.
2.250%, 05/15/41 (144A) (a)	2,545,000	2,331,856

Healthcare-Products—0.7%
Hologic, Inc.
2.000%, 12/15/37 (a) (l)	2,601,000	3,088,687
2.000%, 03/01/42 (a) (l)	1,400,000	1,474,375
NuVasive, Inc.
2.750%, 07/01/17 (a)	3,680,000	4,084,800

		8,647,862

Home Builders—0.2%
KB Home
1.375%, 02/01/19 (a)	1,275,000	1,227,188

Home Builders—(Continued)
Ryland Group, Inc. (The)
0.250%, 06/01/19 (a)	645,000	590,175

		1,817,363

Internet—0.0%
WebMD Health Corp.
2.500%, 01/31/18	485,000	489,244

Mining—0.2%
Mirabela Nickel, Ltd.
9.500%, 06/20/19 (144A)	299,000	269,100
Vedanta Resources Jersey, Ltd.
5.500%, 07/13/16	2,200,000	2,236,300

		2,505,400

Oil & Gas—0.2%
Chesapeake Energy Corp.
2.250%, 12/15/38	1,250,000	1,192,969
Cobalt International Energy, Inc.
2.625%, 12/01/19	1,425,000	1,180,078

		2,373,047

Software—0.1%
Nuance Communications, Inc.
2.750%, 11/01/31	1,745,000	1,721,006

Transportation—0.0%
Golar LNG, Ltd.
3.750%, 03/07/17	300,000	448,590

Total Convertible Bonds (Cost $26,947,457)		28,629,476

Preferred Stocks—2.0%

Air Freight & Logistics—0.1%
CEVA Holdings Inc. - Series A	864	950,092

Banks—0.9%
Citigroup, Inc., 7.125% (a) (b)	150,000	4,009,500
CoBank ACB , 6.250% (144A) (b)	1,500	157,594
Fifth Third Bancorp, 6.625% (b)	22,310	590,100
GMAC Capital Trust I, 8.125% (b)	56,000	1,490,160
Morgan Stanley, 6.375% (a) (b) (m)	16,190	405,883
U.S. Bancorp
Series F, 6.500% (a) (b)	50,000	1,434,000
Series G, 6.000% (a) (b)	120,475	3,251,620

		11,338,857

Capital Markets—0.2%
Morgan Stanley, 7.125% (a) (b)	50,000	1,345,500
State Street Corp., 5.900% (b)	43,000	1,102,950

		2,448,450

MIST-315

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares	Value

Consumer Finance—0.0%
Ally Financial, Inc. , 7.000% (144A)	250	$250,234

Diversified Financial Services—0.3%
Citigroup Capital XIII, 7.875% (b)	157,756	4,246,792

Insurance—0.3%
Allstate Corp. (The), 5.100% (b)	106,925	2,618,593
Aspen Insurance Holdings, Ltd., 5.950% (b)	50,000	1,248,500

		3,867,093

Telecommunications—0.2%
Qwest Corp., 7.375%	109,000	2,836,180

Total Preferred Stocks (Cost $25,244,553)		25,937,698

Convertible Preferred Stocks—0.6%

Banks—0.5%
Bank of America Corp.
7.250%, 12/31/49	861	987,136
Wells Fargo & Co., Series L
7.500%, 12/31/49	4,965	5,970,462

		6,957,598

Diversified Financial Services—0.1%
AMG Capital Trust II
5.150%, 10/15/37	20,000	1,237,500

Total Convertible Preferred Stocks (Cost $7,699,977)		8,195,098

Common Stocks—0.1%

Air Freight & Logistics—0.1%
Ceva Holdings LLC (m)	399	438,900

Commercial Services—0.0%
Comdisco Holding Co., Inc. (m)	83	501

Containers & Packaging—0.0%
Smurfit Kappa Group plc	219	4,779

Diversified Financial Services—0.0%
BTA Bank JSC (GDR) (144A) (m)	1,133	685

Marine—0.0%
Horizon Lines, Inc. (a) (g) (m)	278,510	114,189

Media—0.0%
Cengage Learning, Inc.	10,995	352,984

Metals & Mining—0.0%
Mirabela Nickel, Ltd. (m)	2,370,320	136,818

Total Common Stocks (Cost $2,042,114)		1,048,856

Warrants—0.0%

Auto Components—0.0%
Lear Corp., Expires 11/09/14 (g) (m)	166	28,250

Sovereign—0.0%
Venezuela Government Oil-Linked Payment Obligation, Expires 04/15/20 (g) (m)	1,700	37,400

Total Warrants (Cost $0)		65,650

Short-Term Investments—12.9%

Mutual Fund—7.7%
State Street Navigator Securities Lending MET Portfolio (n)	99,894,911	99,894,911

Repurchase Agreement—5.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $66,793,494 on 10/01/14, collateralized by $68,045,000 U.S. Treasury Note at 0.250% due 10/31/14 with a value of $68,130,056.	66,793,494	66,793,494

Total Short-Term Investments (Cost $166,688,405)		166,688,405

Total Investments—110.1% (Cost $1,393,114,245)		1,422,199,304
Unfunded Loan Commitments—(0.0)% (Cost $(216,987))		(216,987)
Net Investments—110.0% (Cost $1,392,897,258) (o)		1,421,982,317
Other assets and liabilities (net)—(10.1)%		(129,795,239)

Net Assets—100.0%		$1,292,187,078

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $97,449,809 and the collateral received consisted of cash in the amount of $99,894,911 and non-cash collateral with a value of $890,460. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.

MIST-316

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Non-income producing; Security is in default and/or issuer is in bankruptcy.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2014, the market value of restricted securities was $359,525, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent 0.1% of net assets.
(g)	Illiquid security. As of September 30, 2014, these securities represent 0.2% of net assets.
(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(i)	Interest only security.
(j)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(k)	This loan will settle after September 30, 2014, at which time the interest rate will be determined.
(l)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(m)	Non-income producing security.
(n)	Represents investment of cash collateral received from securities lending transactions.
(o)	As of September 30, 2014, the aggregate cost of investments was $1,392,897,258. The aggregate unrealized appreciation and depreciation of investments were $53,917,566 and $(24,832,507), respectively, resulting in net unrealized appreciation of $29,085,059.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $364,527,455, which is 28.2% of net assets.
(AUD)—	Australian Dollar
(CMO)—	Collateralized Mortgage Obligation
(CNH)—	Chinese Renminbi
(EUR)—	Euro
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(MXN)—	Mexican Peso
(NGN)—	Nigerian Naira
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(RON)—	New Romanian Leu
(RUB)—	Russian Ruble
(TRY)—	Turkish Lira

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Desarrolladora Homex S.A.B. de C.V.	02/02/12	$905,000	$895,360	$140,275
Desarrolladora Homex S.A.B. de C.V.	12/11/09	855,000	846,454	128,250
Independencia International, Ltd.	08/05/08 - 07/01/10	296,948	545,094	0
Urbi Desarrollos Urbanos S.A.B. de C.V.	01/27/12	700,000	691,051	91,000

				$359,525

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
KRW	3,321,022,701	JPMorgan Chase Bank N.A.	12/04/14	USD	3,243,408	$(104,852)

Contracts to Deliver
AUD	6,375,909	Brown Brothers Harriman & Co.	12/05/14	USD	5,877,568	320,498
CAD	3,532,147	Brown Brothers Harriman & Co.	10/30/14	USD	3,244,464	92,796
EUR	1,250,000	Brown Brothers Harriman & Co.	10/09/14	USD	1,701,261	122,377
EUR	21,727,110	JPMorgan Chase Bank N.A.	10/14/14	USD	29,549,663	2,105,108
EUR	2,427,033	JPMorgan Chase Bank N.A.	10/31/14	USD	3,253,821	187,784
EUR	2,515,864	Brown Brothers Harriman & Co.	12/04/14	USD	3,261,339	82,269
JPY	331,867,950	Brown Brothers Harriman & Co.	10/31/14	USD	3,247,018	220,507
JPY	999,385,362	Brown Brothers Harriman & Co.	11/18/14	USD	9,766,786	651,652
NZD	2,495,750	Citibank N.A.	12/10/14	USD	2,083,702	148,632

MIST-317

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Cross Currency Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
NOK	40,383,956	JPMorgan Chase Bank N.A.	10/09/14	EUR	4,800,000	$221,236

Net Unrealized Appreciation						$4,048,007

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Bond Futures	12/19/14	82	USD	12,601,961	$(96,962)

Futures Contracts—Short
U.S. Treasury Long Bond Futures	12/19/14	(111)	USD	(15,439,226)	131,632
U.S. Treasury Note 2 Year Futures	12/31/14	(36)	USD	(7,878,838)	463
U.S. Treasury Note 5 Year Futures	12/31/14	(878)	USD	(104,102,302)	271,942
U.S. Treasury Note 10 Year Futures	12/19/14	(1,139)	USD	(142,870,157)	904,486
Net Unrealized Appreciation
					$1,211,561

Swap Agreements

Centrally Cleared Credit Default Swap Agreements—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2014(b)	Notional Amount(c)		Unrealized Appreciation
Markit CDX North America High Yield Index, Series 22	(5.000%)	06/20/19	3.532%	USD	6,454,800	$143,889

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(USD)—	United States Dollar

MIST-318

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Agriculture	$—	$4,140,755	$—	$4,140,755
Airlines	—	5,107,663	—	5,107,663
Auto Manufacturers	—	2,291,946	—	2,291,946
Auto Parts & Equipment	—	2,594,237	—	2,594,237
Banks	—	78,493,298	—	78,493,298
Beverages	—	2,582,419	—	2,582,419
Building Materials	—	7,982,854	—	7,982,854
Chemicals	—	4,772,798	—	4,772,798
Coal	—	1,687,975	—	1,687,975
Commercial Services	—	12,590,857	—	12,590,857
Computers	—	3,716,737	—	3,716,737
Diversified Financial Services	—	32,555,771	—	32,555,771
Electric	—	28,323,739	—	28,323,739
Electrical Components & Equipment	—	27,456	—	27,456
Electronics	—	3,229,000	—	3,229,000
Energy-Alternate Sources	—	331,137	—	331,137
Engineering & Construction	—	6,124,341	—	6,124,341
Entertainment	—	4,685,758	—	4,685,758
Food	—	16,414,774	0	16,414,774
Forest Products & Paper	—	2,126,148	—	2,126,148
Gas	—	2,936,958	—	2,936,958
Hand/Machine Tools	—	1,650,813	—	1,650,813
Healthcare-Products	—	2,439,600	—	2,439,600
Healthcare-Services	—	3,318,795	—	3,318,795
Home Builders	—	7,008,062	—	7,008,062
Home Furnishings	—	1,222,000	—	1,222,000
Household Products/Wares	—	4,507,914	—	4,507,914
Insurance	—	68,981,538	1,811,740	70,793,278
Internet	—	760,051	—	760,051
Investment Company Security	—	988,200	—	988,200
Iron/Steel	—	7,342,012	—	7,342,012
Lodging	—	2,006,212	—	2,006,212
Machinery-Construction & Mining	—	763,498	—	763,498
Machinery-Diversified	—	3,177,642	—	3,177,642
Media	—	2,624,960	—	2,624,960
Metal Fabricate/Hardware	—	2,072,695	—	2,072,695
Mining	—	15,152,813	—	15,152,813

MIST-319

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Multi-National	$—	$9,987,732	$—	$9,987,732
Oil & Gas	—	39,797,094	—	39,797,094
Oil & Gas Services	—	5,784,136	—	5,784,136
Packaging & Containers	—	3,871,430	—	3,871,430
Pharmaceuticals	—	2,933,200	—	2,933,200
Pipelines	—	31,559,844	—	31,559,844
Real Estate	—	1,250,769	—	1,250,769
Real Estate Investment Trusts	—	19,671,413	—	19,671,413
Retail	—	4,172,565	—	4,172,565
Savings & Loans	—	1,511,782	—	1,511,782
Semiconductors	—	211,069	—	211,069
Software	—	3,142,750	—	3,142,750
Telecommunications	—	31,944,773	—	31,944,773
Textiles	—	570,458	—	570,458
Transportation	—	5,343,494	—	5,343,494
Trucking & Leasing	—	2,116,928	—	2,116,928
Total Corporate Bonds & Notes	—	510,602,863	1,811,740	512,414,603
Total U.S. Treasury & Government Agencies*	—	275,183,860	—	275,183,860
Total Mortgage-Backed Securities*	—	124,972,179	—	124,972,179
Total Floating Rate Loans (Less Unfunded Loan Commitments)*	—	111,389,418	—	111,389,418
Total Foreign Government*	—	72,456,144	—	72,456,144
Total Asset-Backed Securities*	—	53,174,270	—	53,174,270
Total Municipals	—	41,826,660	—	41,826,660
Total Convertible Bonds*	—	28,629,476	—	28,629,476
Preferred Stocks
Air Freight & Logistics	—	950,092	—	950,092
Banks	11,181,263	157,594	—	11,338,857
Capital Markets	2,448,450	—	—	2,448,450
Consumer Finance	—	250,234	—	250,234
Diversified Financial Services	4,246,792	—	—	4,246,792
Insurance	3,867,093	—	—	3,867,093
Telecommunications	2,836,180	—	—	2,836,180
Total Preferred Stocks	24,579,778	1,357,920	—	25,937,698
Convertible Preferred Stocks
Banks	6,957,598	—	—	6,957,598
Diversified Financial Services	—	1,237,500	—	1,237,500
Total Convertible Preferred Stocks	6,957,598	1,237,500	—	8,195,098
Common Stocks
Air Freight & Logistics	—	438,900	—	438,900
Commercial Services	501	—	—	501
Containers & Packaging	—	4,779	—	4,779
Diversified Financial Services	—	685	—	685
Marine	114,189	—	—	114,189
Media	—	352,984	—	352,984
Metals & Mining	—	136,818	—	136,818
Total Common Stocks	114,690	934,166	—	1,048,856
Total Warrants*	—	65,650	—	65,650
Short-Term Investments
Mutual Fund	99,894,911	—	—	99,894,911
Repurchase Agreement	—	66,793,494	—	66,793,494
Total Short-Term Investments	99,894,911	66,793,494	—	166,688,405
Total Net Investments	$131,546,977	$1,288,623,600	$1,811,740	$1,421,982,317

Collateral for securities loaned (Liability)	$—	$(99,894,911)	$—	$(99,894,911)

MIST-320

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,152,859	$—	$4,152,859
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(104,852)	—	(104,852)
Total Forward Contracts	$—	$4,048,007	$—	$4,048,007
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,308,523	$—	$—	$1,308,523
Futures Contracts (Unrealized Depreciation)	(96,962)	—	—	(96,962)
Total Futures Contracts	$1,211,561	$—	$—	$1,211,561
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$143,889	$—	$143,889

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Transfers in to Level 3	Balance as of September 30, 2014	Change in Unrealized Appreciation/ (Depreciation) from investments still held at September 30, 2014
Corporate Bonds & Notes
Food	$—	$(742)	$—	$742	$0	$(742)
Insurance	—	74,240	1,737,500	—	1,811,740	74,240

Total	$—	$73,498	$1,737,500	$742	$1,811,740	$73,498

Corporate Bonds & Notes in the amount of $742 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MIST-321

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—91.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—51.3%
Fannie Mae 15 Yr. Pool 4.000%, 09/01/26	769,124	$821,369
4.000%, 11/01/26	774,851	827,419
4.500%, 12/01/23	262,158	277,480
5.000%, 09/01/22	1,591,211	1,696,813
5.000%, 12/01/22	2,114,267	2,280,744
5.000%, 03/01/23	36,758	39,658
Fannie Mae 20 Yr. Pool 3.500%, 01/01/34	4,508,618	4,697,875
5.500%, 01/01/29	1,199,269	1,339,804
Fannie Mae 30 Yr. Pool 2.500%, 01/01/43	3,737,963	3,544,007
3.000%, 11/01/42	258,384	255,852
3.000%, 12/01/42	2,466,565	2,443,154
3.000%, 01/01/43	1,321,889	1,308,318
3.000%, 02/01/43	6,887,340	6,825,914
3.000%, 03/01/43	17,017,598	16,807,675
3.000%, 04/01/43	279,106	276,496
3.000%, 05/01/43	311,084	308,169
3.000%, 06/01/43	4,705,814	4,646,534
3.000%, 07/01/43	75,748	75,038
3.000%, 08/01/43	1,309,074	1,294,382
3.000%, 11/01/43	2,619,090	2,585,841
3.000%, 03/01/44	77,364	76,640
3.500%, 08/01/42	3,671,873	3,760,237
3.500%, 05/01/43	695,688	713,516
3.500%, 08/01/43	9,179,144	9,414,383
3.500%, TBA (a)	43,000,000	43,950,704
4.000%, 09/01/40	578,396	610,368
4.000%, 10/01/40	460,572	486,031
4.000%, 11/01/40	12,566,397	13,266,529
4.000%, 12/01/40	97,860	103,270
4.000%, 11/01/41	210,573	222,805
4.000%, 12/01/41	108,451	114,549
4.000%, 02/01/42	79,707	84,335
4.000%, 03/01/42	1,009,627	1,068,279
4.000%, 04/01/42	2,258,795	2,386,463
4.000%, 05/01/42	663,305	701,458
4.000%, 06/01/42	593,783	628,588
4.000%, 07/01/42	217,118	229,617
4.000%, 10/01/42	553,622	585,592
4.000%, 11/01/42	372,024	393,030
4.000%, 04/01/43	327,940	346,068
4.000%, 06/01/43	1,724,126	1,822,712
4.000%, 09/01/43	6,917,741	7,317,950
4.000%, 01/01/44	5,411,054	5,720,705
4.000%, TBA (a)	4,500,000	4,742,156
4.500%, 12/01/40	4,023,464	4,352,601
4.500%, 04/01/41	1,097,756	1,188,096
4.500%, 05/01/41	2,786,044	3,014,114
4.500%, 07/01/41	637,317	692,687
4.500%, 08/01/41	330,963	359,719
4.500%, 10/01/41	3,665,455	3,968,049
4.500%, 11/01/41	8,159,596	8,868,579
4.500%, 01/01/43	5,162,354	5,579,759
4.500%, TBA (a)	14,700,000	15,859,921

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.000%, 04/01/41	100,000	111,205
5.000%, 06/01/41	100,000	110,536
5.000%, 08/01/41	287,323	317,816
6.000%, 10/01/34	295,713	340,675
6.000%, 05/01/37	1,311,636	1,487,195
6.000%, 09/01/37	96,008	110,494
6.000%, 10/01/37	1,022,416	1,174,086
6.000%, 01/01/38	1,019,950	1,174,779
6.000%, 03/01/38	352,204	404,586
6.000%, 07/01/38	202,737	233,291
6.000%, 01/01/40	900,500	1,035,477
6.000%, 05/01/40	1,352,853	1,554,847
6.000%, 07/01/41	1,403,189	1,604,905
6.000%, 01/01/42	132,176	151,937
6.500%, 07/01/32	220,850	254,736
6.500%, 12/01/32	66,528	76,767
6.500%, 07/01/35	74,514	86,014
6.500%, 12/01/35	681,919	787,914
6.500%, 08/01/36	1,178,054	1,354,490
Fannie Mae ARM Pool 2.540%, 06/01/42 (b)	217,384	222,785
2.691%, 02/01/42 (b)	1,214,263	1,263,662
2.962%, 11/01/40 (b)	133,867	139,928
2.991%, 09/01/41 (b)	154,908	161,381
3.059%, 10/01/41 (b)	79,882	83,431
3.166%, 03/01/42 (b)	6,160,606	6,433,151
3.176%, 01/01/44 (b)	3,685,518	3,844,061
3.235%, 07/01/41 (b)	246,345	258,322
3.329%, 10/01/41 (b)	123,203	129,446
3.433%, 11/01/40 (b)	1,865,612	1,966,106
3.556%, 07/01/41 (b)	247,704	262,191
Fannie Mae REMICS (CMO) 1.075%, 03/25/36 (b)	881,871	902,530
1.085%, 06/25/36 (b)	1,432,573	1,469,326
4.000%, 11/25/27	1,264,507	1,338,944
4.000%, 12/25/41	1,270,000	1,319,875
4.500%, 09/25/25	300,000	323,012
5.000%, 12/25/23	528,397	568,984
5.000%, 12/25/34	782,091	854,621
5.000%, 03/25/35	616,461	670,606
5.000%, 08/25/39	924,320	1,011,258
5.500%, 05/25/34	1,037,957	1,095,164
5.500%, 07/25/34	529,051	576,694
5.500%, 06/25/35	508,548	549,163
Freddie Mac 15 Yr. Gold Pool 4.000%, 06/01/24	760,925	809,033
4.000%, 07/01/24	623,465	662,842
4.000%, 09/01/25	511,372	543,711
6.000%, 01/01/24	732,794	809,056
Freddie Mac 30 Yr. Gold Pool 3.000%, 11/01/42	309,647	308,164
3.000%, 01/01/43	317,030	314,626
3.000%, 02/01/43	1,722,095	1,710,135
3.000%, 03/01/43	17,315,166	17,135,551
3.000%, 04/01/43	1,734,121	1,714,530

MIST-322

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.000%, 06/01/43	7,244,972	$7,163,123
3.500%, 02/01/42	119,296	121,911
3.500%, 04/01/42	1,194,346	1,224,392
3.500%, 05/01/42	186,520	190,608
3.500%, 06/01/42	1,308,023	1,336,693
3.500%, 07/01/42	244,628	250,243
3.500%, 08/01/42	100,095	102,392
3.500%, 09/01/42	75,823	77,546
3.500%, 10/01/42	2,923,228	2,989,997
3.500%, 11/01/42	1,591,757	1,626,646
3.500%, 01/01/43	1,373,743	1,404,017
3.500%, 02/01/43	634,516	648,820
3.500%, 03/01/43	315,469	322,383
3.500%, 04/01/43	1,750,495	1,789,952
3.500%, 05/01/43	3,488,714	3,565,183
3.500%, TBA (a)	1,600,000	1,633,062
4.000%, 09/01/41	4,256,765	4,493,225
4.000%, 10/01/41	1,251,653	1,321,185
4.000%, 01/01/42	4,561,641	4,809,082
4.000%, 03/01/42	465,445	492,030
4.000%, 04/01/42	5,902,917	6,239,852
4.000%, TBA (a)	10,000,000	10,528,120
4.500%, 05/01/39	2,584,916	2,822,109
4.500%, 06/01/39	2,257,639	2,465,658
4.500%, 07/01/40	6,053,742	6,534,957
4.500%, 02/01/41	183,136	198,962
4.500%, 08/01/41	2,114,741	2,284,831
4.500%, 09/01/41	187,167	203,804
4.500%, 10/01/41	421,560	459,035
4.500%, 02/01/44	117,795	127,303
4.500%, 04/01/44	725,735	784,473
5.000%, 01/01/35	449,806	497,172
5.000%, 05/01/35	311,014	343,963
5.000%, 07/01/35	3,594,876	3,975,419
5.000%, 11/01/35	2,474,142	2,800,800
5.000%, 07/01/41	1,112,272	1,232,028
5.500%, 03/01/34	3,805,181	4,277,347
5.500%, 07/01/35	2,561,486	2,877,338
Freddie Mac ARM Non-Gold Pool 2.406%, 10/01/42 (b)	1,464,561	1,526,913
3.076%, 09/01/41 (b)	1,388,040	1,444,613
3.238%, 04/01/41 (b)	145,627	152,534
3.242%, 09/01/41 (b)	153,681	160,980
3.297%, 06/01/41 (b)	190,879	199,414
3.471%, 05/01/41 (b)	166,594	175,738
3.472%, 11/01/40 (b)	11,959,035	12,585,326
3.625%, 06/01/41 (b)	248,082	262,616
3.707%, 05/01/41 (b)	211,070	221,401
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 0.505%, 04/25/19 (b)	1,574,109	1,575,046
1.655%, 11/25/16	1,580,000	1,602,812
2.669%, 02/25/23	4,908,757	4,992,701
3.016%, 02/25/23	8,961,924	9,287,116
3.303%, 07/25/24	7,854,000	8,039,991

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.808%, 08/25/20	7,890,000	8,465,804
3.974%, 01/25/21 (b)	17,750,000	19,202,003
4.084%, 11/25/20 (b)	980,000	1,060,591
4.251%, 01/25/20	4,090,000	4,472,836
Freddie Mac REMICS (CMO) 0.554%, 03/15/34 (b)	870,530	876,098
1.054%, 02/15/33 (b)	652,727	664,429
1.200%, 07/15/15	66,540	66,512
3.000%, 06/15/18	574,295	588,662
3.000%, 03/15/37	2,101,670	2,149,153
3.000%, 07/15/39	13,383,479	13,603,570
4.000%, 02/15/22	200,000	211,321
4.000%, 04/15/34	784,962	814,610
4.500%, 02/15/41	68,446	74,419
5.000%, 09/15/23	100,000	109,705
5.000%, 10/15/34	892,267	968,756
5.000%, 11/15/34	1,540,000	1,623,750
5.000%, 12/15/37	352,257	382,698
5.000%, 03/15/41	500,000	537,484
5.500%, 05/15/34	3,582,188	4,044,301
5.500%, 06/15/35	486,056	493,472
5.500%, 06/15/41	4,220,000	4,800,187
Ginnie Mae I 15 Yr. Pool 4.500%, 03/15/25	1,456,281	1,571,517
4.500%, 05/15/25	84,359	89,645
4.500%, 06/15/25	282,359	300,058
Ginnie Mae I 30 Yr. Pool 3.500%, 11/15/41	503,134	524,425
3.500%, 02/15/42	436,392	454,884
3.500%, 03/15/42	550,426	573,126
3.500%, 05/15/42	2,068,794	2,145,152
3.500%, 06/15/42	1,847,649	1,912,894
4.000%, 09/15/40	2,913,136	3,122,012
4.000%, 10/15/40	346,029	367,998
4.000%, 03/15/41	1,340,326	1,437,724
4.000%, 10/15/41	779,063	835,630
4.000%, 12/15/41	728,179	780,676
4.500%, 08/15/39	4,496,379	4,934,025
4.500%, 06/15/40	2,234,180	2,431,648
4.500%, 07/15/40	382,306	418,036
4.500%, 03/15/41	1,872,492	2,037,896
4.500%, 04/15/41	223,633	243,362
5.000%, 03/15/39	164,130	182,212
5.000%, 07/15/39	503,905	557,503
5.000%, 08/15/39	322,731	358,287
5.000%, 09/15/39	238,888	265,207
5.000%, 04/15/40	107,063	118,981
5.000%, 08/15/40	350,709	389,152
5.000%, 04/15/41	251,668	279,387
5.000%, 09/15/41	221,798	246,181
5.500%, 06/15/35	1,644,759	1,848,235
5.500%, 11/15/35	1,072,601	1,201,307
5.500%, 10/15/39	57,350	63,768
6.000%, 08/15/32	177,295	205,659

MIST-323

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 6.000%, 09/15/32	171,169	$198,508
6.000%, 10/15/32	553,382	640,918
6.000%, 12/15/32	158,660	184,047
6.000%, 01/15/33	839,963	974,028
6.000%, 03/15/33	264,053	306,273
6.000%, 08/15/33	1,613,711	1,871,729
6.000%, 08/15/34	492,959	569,714
6.000%, 06/15/36	5,668,589	6,564,283
Ginnie Mae II 30 Yr. Pool 3.000%, 06/20/42	1,985,440	2,003,088
3.000%, 04/20/44	377,962	381,204
4.000%, 09/20/39	370,780	394,231
4.000%, 10/20/40	57,471	61,162
4.000%, 11/20/40	3,987,152	4,243,646
4.000%, TBA (a)	11,200,000	11,869,374
4.500%, 02/20/40	470,936	512,749
4.500%, 09/20/40	49,229	53,680
5.000%, 10/20/39	485,446	540,092
5.000%, 11/20/39	28,461	31,666
5.000%, 02/20/40	43,748	48,687
5.000%, 03/20/40	92,743	103,189
5.000%, 04/20/40	282,953	314,831
5.000%, 06/20/40	1,183,420	1,316,888
5.000%, 07/20/40	540,372	601,074
5.000%, 08/20/40	363,381	404,407
5.000%, 09/20/40	262,683	292,341
5.000%, 10/20/40	95,646	106,444
5.000%, 02/20/41	1,770,060	1,968,899
5.000%, 04/20/41	310,240	344,684
5.000%, 06/20/41	152,112	168,970
5.000%, 07/20/41	1,553,696	1,729,113
Ginnie Mae II Pool
4.300%, 08/20/61	1,340,431	1,432,472
4.515%, 03/20/62	3,824,531	4,139,829
4.524%, 07/20/62	7,341,348	7,978,203
4.527%, 03/20/63	18,653,181	20,356,086
4.530%, 10/20/62	1,410,469	1,536,089
4.533%, 12/20/61	9,826,200	10,633,255
4.550%, 05/20/62	5,983,924	6,488,830
4.556%, 12/20/61	4,247,379	4,599,835
4.604%, 03/20/62	1,691,957	1,836,261
4.630%, 04/20/62	4,897,944	5,318,364
4.649%, 02/20/62	964,848	1,046,729
4.650%, 03/20/62	2,645,654	2,873,381
4.682%, 02/20/62	1,224,546	1,329,406
4.684%, 01/20/62	3,922,313	4,255,576
4.723%, 04/20/62	4,941,271	5,378,618
4.804%, 03/20/61	2,308,570	2,489,343
4.834%, 03/20/61	4,255,191	4,592,011
5.470%, 08/20/59	788,571	832,268
5.612%, 04/20/58	541,919	557,952
Government National Mortgage Association (CMO)
0.456%, 08/20/60 (b)	291,562	289,997
0.456%, 09/20/60 (b)	297,511	295,849

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
0.474%, 08/20/34 (b)	968,445	968,760
0.485%, 07/20/60 (b)	346,463	344,795
0.634%, 01/20/38 (b)	96,491	96,777
0.646%, 02/20/61 (b)	390,122	391,112
0.654%, 07/20/37 (b)	388,779	390,733
0.656%, 12/20/60 (b)	752,491	754,694
0.656%, 02/20/61 (b)	111,921	112,248
0.656%, 04/20/61 (b)	275,208	276,021
0.656%, 05/20/61 (b)	549,876	551,151
0.659%, 10/20/37 (b)	2,523,787	2,537,587
0.674%, 01/16/40 (b)	690,039	694,617
0.684%, 12/16/39 (b)	436,169	439,968
0.686%, 06/20/61 (b)	385,930	387,552
0.754%, 11/16/39 (b)	543,149	548,786
0.756%, 10/20/61 (b)	1,306,682	1,315,651
0.756%, 12/20/63 (b)	11,587,695	11,630,604
0.786%, 01/20/62 (b)	1,279,167	1,289,605
0.786%, 03/20/62 (b)	777,643	783,824
0.856%, 11/20/61 (b)	1,179,287	1,192,376
0.856%, 01/20/62 (b)	786,303	795,050
3.000%, 04/20/37	120,581	121,464
3.250%, 09/20/33	70,701	71,240
3.500%, 08/20/33	88,767	89,346
4.252%, 05/20/41 (b)	427,440	482,724
4.500%, 05/16/40	80,000	85,651
4.500%, 05/20/40 (c)	71,641	12,590
5.010%, 09/20/60 (b)	4,107,560	4,476,879
5.150%, 08/20/60	3,401,467	3,715,228
5.300%, 07/20/60 (b)	5,273,273	5,750,388
5.460%, 10/20/59	2,102,631	2,216,577
5.500%, 07/16/34	508,248	574,762
5.500%, 08/20/34	556,021	630,632

		649,145,566

Federal Agencies—7.6%
Federal Home Loan Banks 0.250%, 01/16/15	260,000	260,104
1.000%, 06/21/17	29,750,000	29,750,208
4.875%, 05/17/17	5,000,000	5,503,885
Federal Home Loan Mortgage Corp. 1.250%, 08/01/19	3,000,000	2,912,187
6.250%, 07/15/32	7,568,000	10,539,863
6.750%, 03/15/31	481,000	693,003
Federal National Mortgage Association 0.875%, 02/08/18	137,000	134,814
1.000%, 09/27/17	6,609,000	6,581,150
1.750%, 09/12/19	15,000,000	14,867,595
2.625%, 09/06/24	7,000,000	6,885,718
3.000%, 01/01/43	312,121	309,199
6.625%, 11/15/30	1,430,000	2,031,957
Tennessee Valley Authority 1.750%, 10/15/18	7,486,000	7,492,408
5.250%, 09/15/39	557,000	676,408

MIST-324

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Tennessee Valley Authority 5.500%, 06/15/38	6,117,000	$7,693,865

		96,332,364

U.S. Treasury—32.3%
U.S. Treasury Bonds 3.125%, 08/15/44	3,375,000	3,321,209
3.375%, 05/15/44	10,767,000	11,116,928
3.625%, 02/15/44	68,576,000	74,104,940
5.000%, 05/15/37 (d)	9,000,000	11,875,779
5.250%, 02/15/29	32,405,000	41,721,437
5.375%, 02/15/31	4,933,000	6,529,289
U.S. Treasury Inflation Indexed Bonds 1.375%, 02/15/44	4,089,160	4,373,802
U.S. Treasury Notes 0.500%, 09/30/16	30,062,000	30,012,668
0.875%, 07/31/19 (e)	4,605,000	4,411,806
1.375%, 02/28/19	1,585,000	1,564,693
1.500%, 01/31/19	1,682,000	1,671,488
1.625%, 04/30/19	28,806,000	28,697,978
1.625%, 06/30/19	8,657,000	8,611,014
1.625%, 07/31/19	1,000,000	993,750
1.750%, 09/30/19	5,000,000	4,993,360
2.000%, 05/31/21	24,979,000	24,690,193
2.125%, 06/30/21	2,000,000	1,991,250
2.125%, 09/30/21	23,746,000	23,597,588
2.250%, 03/31/21	44,187,000	44,445,892
2.250%, 04/30/21	16,942,000	17,026,710
2.375%, 08/15/24	14,000,000	13,838,132
2.500%, 05/15/24	49,588,000	49,618,992

		409,208,898

Total U.S. Treasury & Government Agencies (Cost $1,156,335,643)		1,154,686,828

Mortgage-Backed Securities—5.3%

Collateralized Mortgage Obligations—4.7%
CAM Mortgage Trust 2.600%, 05/15/48 (144A)	5,093,150	5,092,915
CSMC 0.990%, 10/26/37 (144A) (b)	5,721,255	5,666,200
Granite Master Issuer plc 0.224%, 12/20/54 (144A) (b)	1,167,371	1,161,067
0.234%, 12/20/54 (b)	2,672,619	2,658,454
0.254%, 12/20/54 (b)	1,617,902	1,609,974
0.294%, 12/20/54 (144A) (b)	7,035,043	7,003,386
0.294%, 12/20/54 (b)	419,668	417,780
0.334%, 12/17/54 (b)	2,906,108	2,893,611
0.354%, 12/20/54 (b)	182,310	181,617
0.414%, 12/20/54 (b)	3,875,713	3,864,861
Granite Mortgages plc 0.513%, 09/20/44 (b)	4,126,972	4,111,289
0.553%, 03/20/44 (b)	917,028	913,635
0.634%, 01/20/44 (b)	618,515	617,896

Collateralized Mortgage Obligations—(Continued)
Granite Mortgages plc 1.214%, 07/20/43 (b)	4,355,943	4,377,722
National Credit Union Administration Guaranteed Notes 0.526%, 11/06/17 (b)	2,205,118	2,209,743
0.536%, 03/06/20 (b)	463,178	464,249
0.606%, 01/08/20 (b)	9,998,482	10,046,665
RBSSP Resecuritization Trust 4.980%, 07/26/45 (144A) (b)	4,970,497	5,083,994
Thornburg Mortgage Securities Trust 0.795%, 09/25/43 (b)	668,972	645,976

		59,021,034

Commercial Mortgage-Backed Securities—0.6%
Commercial Mortgage Pass-Through Certificates 1.054%, 06/11/27 (144A) (b)	5,500,000	5,505,373
Hilton USA Trust 1.156%, 11/05/30 (144A) (b)	1,351,000	1,351,000
SCG Trust 1.554%, 11/15/26 (144A) (b)	1,434,000	1,438,166

		8,294,539

Total Mortgage-Backed Securities (Cost $66,943,679)		67,315,573

Foreign Government—3.6%

Sovereign—3.6%
Hashemite Kingdom of Jordan Government AID Bond 2.503%, 10/30/20	13,375,000	13,473,507
Israel Government AID Bonds 5.500%, 09/18/23	13,878,000	16,770,092
5.500%, 12/04/23	8,920,000	10,792,959
Ukraine Government AID Bond 1.844%, 05/16/19	4,826,000	4,809,109

Total Foreign Government (Cost $47,451,233)		45,845,667

Asset-Backed Securities—2.6%

Asset-Backed - Automobile—1.1%
American Credit Acceptance Receivables Trust 1.320%, 02/15/17 (144A)	1,455,614	1,457,863
Carfinance Capital Auto Trust
1.650%, 07/17/17 (144A)	130,448	130,750
Carnow Auto Receivables Trust
0.960%, 01/17/17 (144A)	12,630,000	12,626,299

		14,214,912

Asset-Backed - Other—1.5%
Colony American Homes
1.104%, 07/17/31 (144A) (b)	12,126,206	12,019,811

MIST-325

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal/ Notional Amount*	Value

Asset-Backed - Other—(Continued)
HLSS Servicer Advance Receivables Backed Notes
1.147%, 05/16/44 (144A)	403,000	$403,202
HLSS Servicer Advance Receivables Trust
1.244%, 01/17/45 (144A)	6,529,000	6,532,917

		18,955,930

Total Asset-Backed Securities (Cost $33,274,282)		33,170,842

Corporate Bonds & Notes—2.2%

Diversified Financial Services—2.2%
National Credit Union Administration Guaranteed Notes
1.400%, 06/12/15	50,000	50,408
2.350%, 06/12/17	10,620,000	10,995,629
3.450%, 06/12/21	8,645,000	9,327,523
Private Export Funding Corp.
4.300%, 12/15/21	6,000,000	6,680,976

Total Corporate Bonds & Notes (Cost $27,718,828)		27,054,536

Purchased Option—0.0%

Call Option—0.0%
OTC - 10 Year Interest Rate Swap, Exercise Rate 3.383%, Expires 01/13/15 (Counterparty - JPMorgan Chase Bank N.A.) (Cost $405,693)	13,574,000	14,159

Short-Term Investment—1.8%

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $23,042,165 on 10/01/14, collateralized by $23,505,000 U.S. Treasury Note at 0.375% due 03/31/16 with a value of $23,505,000.	23,042,165	23,042,165

Total Short-Term Investment (Cost $23,042,165)		23,042,165

Total Investments—106.7% (Cost $1,355,171,523) (f)		1,351,129,770
Other assets and liabilities (net)—(6.7)%		(85,395,491)

Net Assets—100.0%		$1,265,734,279

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2014, the market value of securities pledged was $791,719.
(e)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2014, the market value of securities pledged was $852,662.
(f)	As of September 30, 2014, the aggregate cost of investments was $1,355,171,523. The aggregate unrealized appreciation and depreciation of investments were $12,540,565 and $(16,582,318), respectively, resulting in net unrealized depreciation of $(4,041,753).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $65,472,943, which is 5.2% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation

MIST-326

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/19/14	20	USD	2,764,288	$(6,163)
U.S. Treasury Note 2 Year Futures	12/31/14	7	USD	1,534,545	(2,638)
U.S. Treasury Note 5 Year Futures	12/31/14	17	USD	2,020,642	(10,259)
U.S. Treasury Note 10 Year Futures	12/19/14	293	USD	36,749,172	(229,469)
U.S. Treasury Ultra Long Bond Futures	12/19/14	115	USD	17,501,783	35,717

Net Unrealized Depreciation					$(212,812)

Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	0.431%	12/17/16	USD	3,700,000	$42,062
Receive	3-Month USD-LIBOR	1.500%	12/17/17	USD	11,800,000	13,107
Receive	3-Month USD-LIBOR	2.250%	12/17/19	USD	2,200,000	1,399
Receive	3-Month USD-LIBOR	3.000%	12/17/24	USD	25,600,000	(61,673)
Pay	3-Month USD-LIBOR	3.500%	12/17/44	USD	400,000	4,872

Total						$(233)

(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-327

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,154,686,828	$—	$1,154,686,828
Total Mortgage-Backed Securities*	—	67,315,573	—	67,315,573
Total Foreign Government*	—	45,845,667	—	45,845,667
Total Asset-Backed Securities*	—	33,170,842	—	33,170,842
Total Corporate Bonds & Notes*	—	27,054,536	—	27,054,536
Total Purchased Option*	—	14,159	—	14,159
Total Short-Term Investment*	—	23,042,165	—	23,042,165
Total Investments	$—	$1,351,129,770	$—	$1,351,129,770

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$35,717	$—	$—	$35,717
Futures Contracts (Unrealized Depreciation)	(248,529)	—	—	(248,529)
Total Futures Contracts	$(212,812)	$—	$—	$(212,812)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$61,440	$—	$61,440
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(61,673)	—	(61,673)
Total Centrally Cleared Swap Contracts	$—	$(233)	$—	$(233)

*	See Schedule of Investments for additional detailed categorizations.

MIST-328

Met Investors Series Trust

Pyramis Managed Risk Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Mutual Funds—85.4% of Net Assets

Security Description	Shares	Value

Investment Company Securities—85.4%
Energy Select Sector SPDR Fund	13,363	$1,210,955
Fidelity Blue Chip Growth Fund (a)	138,199	9,053,434
Fidelity Corporate Bond Fund (a)	1,181,508	13,398,306
Fidelity Disciplined Equity Fund (a)	32,999	1,137,141
Fidelity Diversified International Fund (a)	281,138	10,157,509
Fidelity Emerging Asia Fund (a)	45,778	1,480,472
Fidelity Emerging Markets Fund (a)	16,518	408,825
Fidelity Europe Fund (a)	206,312	7,650,033
Fidelity Growth & Income Portfolio (a)	41,942	1,238,120
Fidelity Growth Discovery Fund (a)	290,431	6,769,953
Fidelity Independence Fund (a)	49,751	1,977,597
Fidelity International Discovery Fund (a)	17,802	689,842
Fidelity International Small Cap Opportunities Fund (a)	216,450	3,017,319
Fidelity Large Cap Stock Fund (a)	693,101	19,517,716
Fidelity Low-Priced Stock Fund (a)	7,986	389,543
Fidelity Mega Cap Stock Fund (a)	338,039	5,469,468
Fidelity New Millennium Fund (a)	53,982	2,213,792
Fidelity Nordic Fund (a)	55,770	2,468,939
Fidelity OTC Portfolio (a)	53,922	4,237,765
Fidelity Overseas Fund (a)	89,913	3,513,787
Fidelity Real Estate Income Fund (a)	55,061	633,204
Fidelity Real Estate Investment Portfolio (a)	17,290	626,592
Fidelity Stock Selector Large Cap Value Fund (a)	602,017	9,951,349
Fidelity Total Bond Fund (a)	4,949,195	52,758,424
Fidelity Value Discovery Fund (a)	151,745	3,534,143
Fidelity Value Fund (a)	83,236	9,123,453
iShares 20+ Year Treasury Bond ETF	22,770	2,647,468
iShares Core U.S. Aggregate Bond ETF	112,613	12,287,204
iShares J.P. Morgan USD Emerging Markets Bond ETF	13,165	1,485,670
iShares MSCI EAFE ETF	10,142	650,305
iShares MSCI Emerging Markets ETF	107,154	4,453,320
iShares U.S. Financial Services ETF	35,166	3,026,034
iShares U.S. Technology ETF	6,246	629,347
Market Vectors Gold Miners ETF	18,648	398,135
SPDR Barclays High Yield Bond ETF	70,646	2,838,556
SPDR S&P 500 ETF Trust	10,202	2,009,998

Investment Company Securities—(Continued)
Vanguard Consumer Discretionary ETF	9,999	$1,084,991
Vanguard FTSE Developed Markets ETF	153,902	6,117,604
Vanguard Health Care ETF	19,209	2,247,261
Vanguard Industrials ETF	19,197	1,946,960
Vanguard Materials ETF	11,709	1,289,512
Vanguard Value ETF	33,907	2,753,248
WisdomTree Japan Hedged Equity Fund	76,590	4,007,189

Total Mutual Funds (Cost $219,949,792)		222,500,483

Short-Term Investment—13.9%

Repurchase Agreement—13.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $36,231,592 on 10/01/14, collateralized by $37,005,000 Federal National Mortgage Association at 0.000% due 06/01/15 with a value of $36,958,744.	36,231,592	36,231,592

Total Short-Term Investment (Cost $36,231,592)		36,231,592

Total Investments—99.3% (Cost $256,181,384) (b)		258,732,075
Other assets and liabilities (net)—0.7%		1,728,487

Net Assets—100.0%		$260,460,562

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	As of September 30, 2014, the aggregate cost of investments was $256,181,384. The aggregate unrealized appreciation and depreciation of investments were $4,231,333 and $(1,680,642), respectively, resulting in net unrealized appreciation of $2,550,691.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
MSCI EAFE Mini Index Futures	12/19/14	68	USD	6,443,857	$(188,877)
S&P 500 E-Mini Index Futures	12/19/14	242	USD	24,053,058	(270,508)
U.S. Treasury Long Bond Futures	12/19/14	281	USD	38,828,279	(76,622)
U.S. Treasury Note 10 Year Futures	12/19/14	317	USD	39,753,765	(242,687)

Net Unrealized Depreciation					$(778,694)

(USD)—	United States Dollar

MIST-329

Met Investors Series Trust

Pyramis Managed Risk Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$222,500,483	$—	$—	$222,500,483
Total Short-Term Investment*	—	36,231,592	—	36,231,592
Total Investments	$222,500,483	$36,231,592	$—	$258,732,075

Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(778,694)	$—	$—	$(778,694)

*	See Schedule of Investments for additional detailed categorizations.

MIST-330

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—37.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
Boeing Co. (The)	6,200	$789,756
Cobham plc	49,515	232,393
Exelis, Inc.	8,100	133,974
General Dynamics Corp.	3,300	419,397
Honeywell International, Inc.	8,500	791,520
Kongsberg Gruppen A/S	2,272	51,807
L-3 Communications Holdings, Inc.	2,700	321,084
Lockheed Martin Corp.	3,800	694,564
Northrop Grumman Corp.	4,000	527,040
Raytheon Co. (a)	5,400	548,748
Rockwell Collins, Inc.	2,300	180,550
Rolls-Royce Holdings plc (b)	10,511	162,924
Senior plc	27,819	120,775
Ultra Electronics Holdings plc	2,251	64,345
United Technologies Corp.	7,995	844,272
Vectrus, Inc. (b)	450	8,788

		5,891,937

Air Freight & Logistics—0.1%
Expeditors International of Washington, Inc. (a)	5,900	239,422
FedEx Corp.	2,700	435,915
Forward Air Corp. (a)	2,400	107,592
Oesterreichische Post AG	5,342	256,199
United Parcel Service, Inc. - Class B	1,900	186,751

		1,225,879

Airlines—0.2%
Alaska Air Group, Inc. (a)	6,200	269,948
ANA Holdings, Inc.	152,000	353,737
Copa Holdings S.A. - Class A (a)	2,400	257,496
Dart Group plc	13,800	48,485
Deutsche Lufthansa AG	13,726	216,768
Japan Airlines Co., Ltd.	5,000	136,838
Singapore Airlines, Ltd.	16,000	123,557
Skymark Airlines, Inc. (b)	2,100	3,849
Spirit Airlines, Inc. (b)	2,300	159,022

		1,569,700

Auto Components—0.5%
Aisan Industry Co., Ltd.	1,400	10,993
ARB Corp., Ltd.	3,206	35,035
Autoliv, Inc. (a)	2,500	229,800
Autoneum Holding AG (b)	438	68,596
Bridgestone Corp.	14,500	479,967
Cie Generale des Etablissements Michelin	7,090	666,705
Continental AG	2,451	466,030
Delphi Automotive plc	7,000	429,380
Exedy Corp.	1,800	45,617
G-Tekt Corp.	2,000	19,072
Gentex Corp. (a)	2,800	74,956
Halla Visteon Climate Control Corp.	1,380	66,901
Hankook Tire Co., Ltd.	1,820	88,749
HI-LEX Corp.	1,900	56,360
Hyundai Mobis	927	225,894
Keihin Corp.	6,700	88,586

Auto Components—(Continued)
Magna International, Inc.	3,500	332,202
NHK Spring Co., Ltd.	16,000	156,996
Nippon Seiki Co., Ltd.	3,000	68,156
Nissin Kogyo Co., Ltd. (a)	5,400	88,828
Nokian Renkaat Oyj	8,204	246,632
Pacific Industrial Co., Ltd. (a)	3,700	27,979
Piolax, Inc.	600	28,082
Plastic Omnium S.A.	5,341	127,341
Showa Corp.	3,800	41,654
Standard Motor Products, Inc. (a)	2,100	72,303
Tianneng Power International, Ltd.	18,000	6,100
Tokai Rika Co., Ltd.	5,400	114,361
Toyoda Gosei Co., Ltd.	7,100	138,637
TS Tech Co., Ltd.	5,200	126,657
Valeo S.A.	2,693	298,696
Yorozu Corp.	1,300	22,254

		4,949,519

Automobiles—0.3%
Daihatsu Motor Co., Ltd. (a)	14,000	221,623
Daimler AG	1,267	97,178
Ford Motor Co. (a)	5,000	73,950
Fuji Heavy Industries, Ltd.	15,000	496,564
Geely Automobile Holdings, Ltd.	270,000	112,942
Honda Motor Co., Ltd.	1,900	65,901
Isuzu Motors, Ltd.	16,000	226,336
Kia Motors Corp.	1,035	52,582
Mitsubishi Motors Corp.	16,000	194,360
Suzuki Motor Corp.	13,000	431,378
Toyota Motor Corp.	14,800	869,751

		2,842,565

Banks—3.2%
77 Bank, Ltd. (The)	9,000	47,469
Australia & New Zealand Banking Group, Ltd.	7,227	195,275
Awa Bank, Ltd. (The) (a)	16,000	92,252
Banco Bilbao Vizcaya Argentaria S.A.	10,273	123,048
Banco Santander S.A.	47,066	450,269
Bank Hapoalim B.M.	85,571	482,398
Bank Leumi Le-Israel B.M. (b)	82,762	335,319
Bank of America Corp. (a)	101,100	1,723,755
Bank of East Asia, Ltd.	55,000	223,629
Bank of Iwate, Ltd. (The)	500	22,045
Bank of Kyoto, Ltd. (The)	23,000	191,206
Bank of Montreal	5,154	379,342
Bank of Nova Scotia	6,421	397,145
Bank of Okinawa, Ltd. (The)	500	21,983
Bank Pekao S.A.	3,505	205,599
BankUnited, Inc.	7,500	228,675
Barclays plc	168,705	621,494
BNP Paribas S.A.	18,403	1,216,962
BOC Hong Kong Holdings, Ltd.	122,500	390,848
Canadian Imperial Bank of Commerce	4,044	363,218
Chiba Bank, Ltd. (The)	20,000	139,276
Chiba Kogyo Bank, Ltd. (The)	2,300	16,558

MIST-331

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Chugoku Bank, Ltd. (The)	11,000	$161,679
Citigroup, Inc.	34,500	1,787,790
Citizens & Northern Corp. (a)	3,300	62,700
Commerzbank AG (b)	12,483	185,917
Commonwealth Bank of Australia	10,260	673,722
Credit Agricole S.A.	13,756	206,685
Cullen/Frost Bankers, Inc. (a)	2,600	198,926
CVB Financial Corp. (a)	8,900	127,715
Dah Sing Banking Group, Ltd.	20,000	35,667
Dah Sing Financial Holdings, Ltd.	11,200	68,023
Daishi Bank, Ltd. (The)	21,000	73,384
First Financial Corp. (a)	300	9,285
First International Bank of Israel, Ltd.	1,434	21,923
FirstMerit Corp. (a)	9,500	167,200
Fukui Bank, Ltd. (The)	5,000	11,996
Gunma Bank, Ltd. (The)	18,000	103,810
Hachijuni Bank, Ltd. (The)	36,000	216,486
Hang Seng Bank, Ltd.	31,000	498,362
Higo Bank, Ltd. (The)	9,000	49,514
Hokkoku Bank, Ltd. (The)	5,000	17,016
HSBC Holdings plc	221,102	2,250,233
HSBC Holdings plc (Hong Kong Listed Shares)	53,600	548,379
Hyakugo Bank, Ltd. (The)	15,000	60,210
ING Groep NV (b)	18,720	266,269
International Bancshares Corp. (a)	8,400	207,186
Israel Discount Bank, Ltd. - Class A (b)	73,040	125,796
Iyo Bank, Ltd. (The)	17,000	172,213
JPMorgan Chase & Co.	42,300	2,548,152
Juroku Bank, Ltd. (The)	5,000	18,753
Kagoshima Bank, Ltd. (The)	8,000	50,871
KB Financial Group, Inc.	5,300	193,097
Kiyo Bank, Ltd. (The)	2,000	28,541
Lloyds Banking Group plc (b)	24,423	30,263
M&T Bank Corp. (a)	2,600	320,554
Mitsubishi UFJ Financial Group, Inc.	139,500	789,644
National Australia Bank, Ltd.	14,026	397,906
National Bank of Canada	2,851	129,904
Nishi-Nippon City Bank, Ltd. (The)	12,000	31,954
North Pacific Bank, Ltd.	14,400	56,764
Oversea-Chinese Banking Corp., Ltd.	45,000	343,152
PNC Financial Services Group, Inc. (The) (a)	6,500	556,270
Popular, Inc. (b)	4,300	126,570
Raiffeisen Bank International AG	5,048	109,119
Republic Bancorp, Inc. - Class A (a)	500	11,845
Royal Bank of Canada	8,101	579,030
Royal Bank of Scotland Group plc (b)	79,664	474,852
San-In Godo Bank, Ltd. (The)	10,000	70,604
Shiga Bank, Ltd. (The)	6,000	33,068
Shinsei Bank, Ltd.	98,000	210,186
Shizuoka Bank, Ltd. (The)	25,000	257,580
Societe Generale S.A.	11,947	607,250
Standard Chartered plc	27,955	514,984
Sumitomo Mitsui Financial Group, Inc.	16,600	677,407
TOMONY Holdings, Inc.	7,300	30,706
Toronto-Dominion Bank (The)	9,465	467,102
Trustmark Corp. (a)	8,600	198,101

Banks—(Continued)
U.S. Bancorp	11,906	498,028
United Overseas Bank, Ltd.	20,000	350,448
Wells Fargo & Co.	54,254	2,814,155
Westamerica Bancorp (a)	3,000	139,560
Westpac Banking Corp.	7,292	204,287
Yamaguchi Financial Group, Inc.	9,000	85,079

		30,131,637

Beverages—0.3%
Anheuser-Busch InBev NV	2,280	252,919
China Tontine Wines Group, Ltd. (b)	128,000	5,607
Coca-Cola Amatil, Ltd.	29,733	228,071
Coca-Cola Co. (The) (a)	24,600	1,049,436
Diageo plc	3,036	87,783
Heineken Holding NV	2,124	140,283
PepsiCo, Inc.	12,695	1,181,778

		2,945,877

Biotechnology—0.6%
Actelion, Ltd. (b)	2,070	242,692
Amgen, Inc. (a)	9,557	1,342,376
BioGaia AB - B Shares	534	11,953
Biogen Idec, Inc. (b)	2,100	694,701
Celgene Corp. (b)	3,400	322,252
Cell Biotech Co., Ltd.	766	33,794
Gilead Sciences, Inc. (b)	16,900	1,799,005
Grifols S.A.	4,024	163,691
Grifols S.A. (ADR)	3,987	140,063
Myriad Genetics, Inc. (a) (b)	2,700	104,139
PDL BioPharma, Inc. (a)	6,300	47,061
Sirtex Medical, Ltd.	3,475	66,885
United Therapeutics Corp. (a) (b)	1,600	205,840

		5,174,452

Building Products—0.0%
Asahi Glass Co., Ltd.	23,000	124,787
Central Glass Co., Ltd.	11,000	38,979
Sekisui Jushi Corp.	3,000	40,378

		204,144

Capital Markets—0.6%
Aberdeen Asset Management plc	37,765	243,861
Aizawa Securities Co., Ltd.	3,600	17,579
American Capital, Ltd. (a) (b)	3,200	45,312
ARA Asset Management, Ltd.	9,900	13,582
Ashmore Group plc (a)	25,205	125,197
Azimut Holding S.p.A.	4,427	111,059
Capital Southwest Corp.	1,200	42,924
Daiwa Securities Group, Inc. (a)	53,000	420,281
Deutsche Bank AG	8,512	298,564
Diamond Hill Investment Group, Inc. (a)	300	36,915
Franklin Resources, Inc.	9,200	502,412
Goldman Sachs Group, Inc. (The) (a)	6,257	1,148,597
HFF, Inc. - Class A	1,600	46,320
Intermediate Capital Group plc	24,936	158,062

MIST-332

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Invesco, Ltd.	12,700	$501,396
Jupiter Fund Management plc	15,728	90,027
Macquarie Group, Ltd.	11,067	556,768
Mediobanca S.p.A. (b)	44,873	382,701
Morgan Stanley	14,000	483,980
Platinum Asset Management, Ltd.	10,648	56,285
SEI Investments Co.	5,600	202,496
T. Rowe Price Group, Inc. (a)	5,500	431,200
Tetragon Financial Group, Ltd.	2,330	25,355
UBS AG (b)	4,218	73,183
Waddell & Reed Financial, Inc. - Class A	1,100	56,859

		6,070,915

Chemicals—0.9%
ADEKA Corp. (a)	2,300	30,331
Albemarle Corp. (a)	4,400	259,160
Asahi Kasei Corp.	96,000	780,051
BASF SE	11,627	1,066,432
Carlit Holdings Co., Ltd.	2,600	13,815
Celanese Corp. - Series A	4,600	269,192
CF Industries Holdings, Inc.	1,100	307,142
China Steel Chemical Corp.	3,000	17,569
Chugoku Marine Paints, Ltd.	3,000	22,587
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	21,302
Dow Chemical Co. (The) (a)	3,700	194,028
E.I. du Pont de Nemours & Co. (a)	7,300	523,848
Eastman Chemical Co.	4,600	372,094
Fujimori Kogyo Co., Ltd.	1,600	48,048
FutureFuel Corp. (a)	2,979	35,420
JSR Corp.	2,800	48,879
K&S AG	4,062	115,434
Kaneka Corp.	6,000	33,552
Kimoto Co., Ltd.	4,800	13,886
Konishi Co., Ltd.	900	16,080
Lintec Corp.	4,400	92,823
LyondellBasell Industries NV - Class A	7,000	760,620
Monsanto Co.	2,500	281,275
Nihon Parkerizing Co., Ltd.	1,000	22,842
Nippon Kayaku Co., Ltd.	13,000	158,632
Nippon Pillar Packing Co., Ltd.	1,000	8,412
Nippon Synthetic Chemical Industry Co., Ltd. (The)	4,000	28,770
Nissan Chemical Industries, Ltd.	8,000	141,818
NOF Corp.	12,000	74,874
Novozymes A/S - B Shares	2,567	111,150
Olin Corp. (a)	3,300	83,325
Orica, Ltd.	15,787	260,008
Potash Corp. of Saskatchewan, Inc.	10,400	360,116
Praxair, Inc. (a)	2,670	344,430
Sanyo Chemical Industries, Ltd.	4,000	24,630
Scotts Miracle-Gro Co. (The) - Class A (a)	2,000	110,000
Shikoku Chemicals Corp.	2,000	13,624
Shin-Etsu Chemical Co., Ltd.	3,700	242,043
Sika AG	44	151,962
Syngenta AG	532	168,860

Chemicals—(Continued)
Taiyo Holdings Co., Ltd.	2,200	70,041
Tenma Corp.	1,000	14,559
Terra Nitrogen Co. L.P.	400	57,760
Tikkurila Oyj	922	19,177
Toagosei Co., Ltd.	22,000	90,718
Tokai Carbon Co., Ltd.	6,000	16,644
Yara International ASA	4,406	220,883

		8,118,846

Commercial Services & Supplies—0.4%
ADT Corp. (The) (a)	10,400	368,784
Cabcharge Australia, Ltd.	2,996	14,289
Cintas Corp. (a)	8,119	573,120
Collection House, Ltd.	9,346	16,927
Dai Nippon Printing Co., Ltd.	22,000	220,758
Deluxe Corp. (a)	2,400	132,384
Duskin Co., Ltd.	1,400	22,899
HNI Corp. (a)	3,100	111,569
Intrum Justitia AB	5,258	147,821
Kaba Holding AG - Class B (b)	243	112,749
Matsuda Sangyo Co., Ltd.	1,100	12,884
Mineral Resources, Ltd.	18,140	138,272
Mitie Group plc	30,803	143,269
NAC Co., Ltd.	1,200	14,106
Republic Services, Inc.	10,076	393,166
Securitas AB - B Shares	2,581	28,652
Societe BIC S.A.	300	38,593
Toppan Forms Co., Ltd.	1,400	14,487
Toppan Printing Co., Ltd.	22,000	158,233
Transcontinental, Inc. - Class A	6,600	86,334
UniFirst Corp. (a)	1,500	144,885
Waste Management, Inc. (a)	8,553	406,524

		3,300,705

Communications Equipment—0.8%
Brocade Communications Systems, Inc.	10,400	113,048
Cisco Systems, Inc.	123,482	3,108,042
F5 Networks, Inc. (a) (b)	1,700	201,858
Harris Corp.	11,800	783,520
Ituran Location and Control, Ltd.	1,362	28,653
Juniper Networks, Inc.	34,593	766,235
QUALCOMM, Inc.	25,221	1,885,774
Telefonaktiebolaget LM Ericsson - B Shares	33,072	417,444

		7,304,574

Construction & Engineering—0.2%
Ausdrill, Ltd.	4,930	3,871
Cardno, Ltd.	5,697	29,927
Decmil Group, Ltd.	14,456	22,494
Fluor Corp. (a)	4,200	280,518
JGC Corp.	10,000	273,167
Kandenko Co., Ltd.	3,000	15,115
Keller Group plc	5,068	71,947
Kinden Corp.	10,000	102,935
MACA, Ltd.	10,971	14,333

MIST-333

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction & Engineering—(Continued)
Macmahon Holdings, Ltd. (b)	38,458	$3,528
Monadelphous Group, Ltd.	5,493	61,153
Nichireki Co., Ltd.	2,000	16,770
NRW Holdings, Ltd.	5,893	4,441
RCR Tomlinson, Ltd.	8,422	23,617
Skanska AB - B Shares	14,207	292,643
Sumitomo Densetsu Co., Ltd.	1,200	15,939
Taihei Dengyo Kaisha, Ltd.	2,000	15,927
UGL, Ltd. (b)	9,889	52,592
United Integrated Services Co., Ltd.	23,000	22,822
Vinci S.A.	3,149	182,326

		1,506,065

Construction Materials—0.0%
Adelaide Brighton, Ltd.	42,448	119,014
Imerys S.A.	2,839	208,841

		327,855

Consumer Finance—0.2%
American Express Co.	5,700	498,978
Capital One Financial Corp.	9,600	783,552
Cash America International, Inc. (a)	1,900	83,220
Discover Financial Services (a)	9,200	592,388
First Cash Financial Services, Inc. (a) (b)	400	22,392
Portfolio Recovery Associates, Inc. (a) (b)	2,100	109,683
World Acceptance Corp. (a) (b)	700	47,250

		2,137,463

Containers & Packaging—0.1%
Ball Corp. (a)	6,055	383,100
Mayr Melnhof Karton AG	330	35,007
Rock-Tenn Co. - Class A	3,800	180,804
Sonoco Products Co.	3,700	145,373
Toyo Seikan Group Holdings, Ltd.	5,000	62,033

		806,317

Distributors—0.1%
Canon Marketing Japan, Inc.	4,500	86,689
Genuine Parts Co. (a)	3,200	280,672
Jardine Cycle & Carriage, Ltd.	3,000	100,923

		468,284

Diversified Consumer Services—0.0%
American Public Education, Inc. (a) (b)	300	8,097
Capella Education Co. (a)	400	25,040
Grand Canyon Education, Inc. (a) (b)	700	28,539
Meiko Network Japan Co., Ltd. (a)	1,100	12,088
Navitas, Ltd.	11,374	49,607
Tsukada Global Holdings, Inc.	1,400	11,702

		135,073

Diversified Financial Services—0.3%
ASX, Ltd.	4,727	148,064
Berkshire Hathaway, Inc. - Class B (a) (b)	3,300	455,862

Diversified Financial Services—(Continued)
CBOE Holdings, Inc. (a)	1,900	101,697
Exor S.p.A.	5,110	197,504
FirstRand, Ltd.	45,753	173,854
Fuyo General Lease Co., Ltd.	1,300	50,719
Groupe Bruxelles Lambert S.A.	1,029	94,086
IG Group Holdings plc	12,559	120,946
Industrivarden AB - A Shares	1,443	26,440
Industrivarden AB - C Shares	4,873	84,846
Investor AB - B Shares	24,829	873,467
MarketAxess Holdings, Inc. (a)	700	43,302
McGraw Hill Financial, Inc.	1,400	118,230
MSCI, Inc. (a) (b)	900	42,318
Pargesa Holding S.A.	1,221	96,984
Ricoh Leasing Co., Ltd.	1,400	39,096
Singapore Exchange, Ltd.	16,000	90,480
Sofina S.A.	759	83,278

		2,841,173

Diversified Telecommunication Services—1.2%
AT&T, Inc.	60,222	2,122,223
BCE, Inc.	17,818	761,913
Belgacom S.A.	11,200	389,766
Bezeq The Israeli Telecommunication Corp., Ltd.	216,967	374,709
BT Group plc	93,865	574,967
Frontier Communications Corp. (a)	61,632	401,224
Inteliquent, Inc. (a)	3,400	42,330
Nippon Telegraph & Telephone Corp.	6,700	416,983
Swisscom AG	605	343,698
Telefonica S.A.	9,823	151,783
Telekomunikasi Indonesia Persero Tbk PT	332,500	79,653
Telenor ASA	25,828	566,753
TeliaSonera AB	77,588	535,463
Telstra Corp., Ltd. (a)	127,754	591,032
TELUS Corp.	11,400	389,246
Turk Telekomunikasyon A/S	18,115	47,843
Verizon Communications, Inc. (a)	40,754	2,037,292
Verizon Communications, Inc. (London Listed Shares)	11,893	595,880
Windstream Holdings, Inc.	39,360	424,301

		10,847,059

Electric—0.0%
Cia Energetica de Minas Gerais (ADR)	6,600	41,118

Electric Utilities—0.4%
CEZ A/S	4,927	149,646
Cia Paranaense de Energia (ADR)	1,200	16,404
Duke Energy Corp.	5,185	387,682
EDP - Energias de Portugal S.A.	74,926	325,973
Enel S.p.A.	48,441	255,584
EVN AG	4,052	51,805
Fortum Oyj	12,671	307,991
PGE S.A.	12,762	80,709
Power Assets Holdings, Ltd.	38,000	336,589
Red Electrica Corp. S.A.	5,694	491,352

MIST-334

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Southern Co. (The) (a)	14,528	$634,147
SSE plc	13,991	349,310
Tauron Polska Energia S.A.	21,841	35,363
Verbund AG	2,557	51,455

		3,474,010

Electrical Equipment—0.2%
ABB, Ltd. (b)	12,860	287,731
Babcock & Wilcox Co. (The) (a)	5,300	146,757
Emerson Electric Co.	8,900	556,962
Hubbell, Inc. - Class B (a)	1,300	156,689
Legrand S.A.	8,605	446,312
Nissin Electric Co., Ltd.	9,000	53,539
Nitto Kogyo Corp.	4,000	80,384
Rockwell Automation, Inc. (a)	3,500	384,580

		2,112,954

Electronic Equipment, Instruments & Components—0.5%
Ai Holdings Corp.	1,600	32,401
Alps Electric Co., Ltd.	4,300	73,915
Arrow Electronics, Inc. (b)	9,769	540,714
Axis Communications AB (a)	2,842	77,312
Barco NV	445	32,114
Corning, Inc.	90,577	1,751,759
Delta Electronics Thailand plc	11,900	22,754
Dolby Laboratories, Inc. - Class A (b)	2,600	108,654
Domino Printing Sciences plc	3,948	39,043
Flextronics International, Ltd. (b)	56,743	585,588
Flytech Technology Co., Ltd.	14,299	56,722
Horiba, Ltd.	2,500	90,646
Hoya Corp.	9,600	322,653
Jabil Circuit, Inc. (a)	23,789	479,824
Kanematsu Electronics, Ltd.	800	10,598
KH Vatec Co., Ltd.	966	26,730
LEM Holding S.A.	30	22,405
Nippon Electric Glass Co., Ltd. (a)	18,000	87,741
Sanmina Corp. (b)	1,800	37,548
Simplo Technology Co., Ltd.	4,000	19,336
Spectris plc	2,190	63,913
TE Connectivity, Ltd.	1,300	71,877
Tech Data Corp. (b)	1,400	82,404
Zebra Technologies Corp. - Class A (b)	900	63,873

		4,700,524

Energy Equipment & Services—0.4%
AMEC plc	12,819	228,197
CAT Oil AG	5,072	96,447
Ensco plc - Class A (a)	4,000	165,240
Halliburton Co.	2,700	174,177
Helmerich & Payne, Inc. (a)	3,700	362,119
National Oilwell Varco, Inc. (a)	8,200	624,020
Petroleum Geo-Services ASA	12,043	76,169
ProSafe SE	12,414	72,544
Savanna Energy Services Corp.	1,900	12,011
Schlumberger, Ltd.	13,000	1,321,970

Energy Equipment & Services—(Continued)
ShawCor, Ltd.	1,700	85,763
Tecnicas Reunidas S.A.	741	39,173
TGS Nopec Geophysical Co. ASA (a)	6,511	165,440
Transocean, Ltd. (a)	7,700	246,169

		3,669,439

Food & Staples Retailing—0.6%
Ain Pharmaciez, Inc.	3,600	82,237
Alimentation Couche Tard, Inc. - Class B	10,200	326,141
Amsterdam Commodities NV	982	22,141
Axfood AB	3,254	168,169
Colruyt S.A.	4,812	211,959
Costco Wholesale Corp.	1,100	137,852
CVS Health Corp.	4,400	350,196
FamilyMart Co., Ltd.	2,000	76,382
Greggs plc	6,045	58,016
Itochu-Shokuhin Co., Ltd.	300	9,918
Jean Coutu Group PJC, Inc. (The) - Class A	3,400	71,282
Koninklijke Ahold NV	21,056	340,498
Lawson, Inc.	3,400	237,942
Matsumotokiyoshi Holdings Co., Ltd.	2,400	70,887
Metro, Inc.	1,200	80,254
Ministop Co., Ltd.	900	12,547
San-A Co., Ltd.	600	20,005
Sligro Food Group NV	580	22,377
Sogo Medical Co., Ltd.	1,200	58,375
Sundrug Co., Ltd. (a)	2,500	111,180
Sysco Corp.	11,100	421,245
Tesco plc	22,685	67,862
Wal-Mart Stores, Inc.	13,857	1,059,645
Walgreen Co.	9,100	539,357
Wesfarmers, Ltd.	1,339	49,256
Woolworths, Ltd.	17,937	536,251

		5,141,974

Food Products—1.0%
Archer-Daniels-Midland Co.	7,926	405,019
Asian Citrus Holdings, Ltd.	73,591	15,523
Bunge, Ltd. (a)	4,902	412,896
General Mills, Inc.	22,052	1,112,523
J.M. Smucker Co. (The) (a)	3,623	358,641
Kellogg Co. (a)	5,368	330,669
Kraft Foods Group, Inc.	13,400	755,760
Lancaster Colony Corp. (a)	1,800	153,504
McCormick & Co., Inc. (a)	1,500	100,350
Nestle S.A.	40,676	2,983,572
Salmar ASA	15,527	273,558
Sanderson Farms, Inc. (a)	1,000	87,950
Saputo, Inc.	4,400	123,088
Suedzucker AG (a)	11,007	172,458
Tate & Lyle plc	44,707	426,404
Unilever NV	26,566	1,055,997
Unilever plc	23,879	996,733

		9,764,645

MIST-335

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Gas Utilities—0.1%
Enagas S.A.	8,751	$281,630
Gas Natural SDG S.A.	11,103	325,974

		607,604

Health Care Equipment & Supplies—0.7%
Atrion Corp. (a)	100	30,501
Baxter International, Inc.	7,300	523,921
Becton Dickinson & Co.	5,772	656,911
C.R. Bard, Inc. (a)	3,800	542,298
Coloplast A/S - Class B	1,524	127,538
DENTSPLY International, Inc. (a)	7,840	357,504
DiaSorin S.p.A.	4,581	171,830
Fukuda Denshi Co., Ltd.	600	33,168
Hill-Rom Holdings, Inc. (a)	2,700	111,861
Medtronic, Inc. (a)	17,100	1,059,345
Nakanishi, Inc.	5,700	210,073
Smith & Nephew plc	36,394	611,316
St. Jude Medical, Inc. (a)	4,600	276,598
St. Shine Optical Co., Ltd.	6,000	127,929
Straumann Holding AG	1,102	249,792
Stryker Corp. (a)	8,900	718,675
Varian Medical Systems, Inc. (a) (b)	2,000	160,240
Zimmer Holdings, Inc.	7,000	703,850

		6,673,350

Health Care Providers & Services—0.6%
Aetna, Inc. (a)	10,035	812,835
Amsurg Corp. (a) (b)	6,800	340,340
Cardinal Health, Inc. (a)	9,400	704,248
Centene Corp. (b)	1,100	90,981
Chemed Corp.	900	92,610
Corvel Corp. (a) (b)	1,800	61,290
Henry Schein, Inc. (a) (b)	6,105	711,049
Humana, Inc. (a)	200	26,058
Laboratory Corp. of America Holdings (b)	2,700	274,725
Life Healthcare Group Holdings, Ltd.	17,434	68,651
MEDNAX, Inc. (a) (b)	5,100	279,582
Miraca Holdings, Inc.	4,600	190,335
Quest Diagnostics, Inc. (a)	6,500	394,420
Ramsay Health Care, Ltd.	3,345	146,227
Rhoen Klinikum AG	4,423	134,140
Tokai Corp.	1,500	46,112
Triple-S Management Corp. - Class B (a) (b)	1,600	31,840
U.S. Physical Therapy, Inc. (a)	1,700	60,163
UnitedHealth Group, Inc.	11,000	948,750
WellPoint, Inc. (a)	1,700	203,354

		5,617,710

Health Care Technology—0.0%
Computer Programs & Systems, Inc. (a)	1,600	91,984
Quality Systems, Inc. (a)	7,700	106,029

		198,013

Hotels, Restaurants & Leisure—0.3%
Cheesecake Factory, Inc. (The) (a)	1,200	54,600

Hotels, Restaurants & Leisure—(Continued)
Compass Group plc	22,609	365,153
Cracker Barrel Old Country Store, Inc. (a)	900	92,871
Dynam Japan Holdings Co., Ltd.	15,800	41,249
Flight Centre Travel Group, Ltd. (a)	3,962	147,836
Las Vegas Sands Corp.	3,900	242,619
McDonald’s Corp.	13,560	1,285,624
SJM Holdings, Ltd.	39,000	74,447
St. Marc Holdings Co., Ltd.	300	15,161
Starbucks Corp.	2,100	158,466
Tim Hortons, Inc.	3,000	236,430
TUI Travel plc (a)	32,177	202,097
Unibet Group plc	1,003	50,509
William Hill plc	23,284	139,005

		3,106,067

Household Durables—0.2%
Alpine Electronics, Inc.	6,100	100,606
Bellway plc	2,669	67,449
Berkeley Group Holdings plc	1,711	62,283
Foster Electric Co., Ltd.	1,900	27,360
Fujitsu General, Ltd.	9,000	110,690
Garmin, Ltd. (a)	4,500	233,955
JM AB	3,302	105,194
Sanyo Housing Nagoya Co., Ltd.	1,000	11,363
SEB S.A.	1,804	136,043
Sekisui Chemical Co., Ltd.	25,000	287,382
Sumitomo Forestry Co., Ltd.	4,400	47,385
Tupperware Brands Corp. (a)	3,000	207,120
Whirlpool Corp.	1,700	247,605

		1,644,435

Household Products—0.6%
Church & Dwight Co., Inc.	5,325	373,602
Clorox Co. (The) (a)	4,500	432,180
Colgate-Palmolive Co.	8,796	573,675
Energizer Holdings, Inc. (a)	1,600	197,136
Kimberly-Clark Corp.	11,272	1,212,529
Procter & Gamble Co. (The)	22,900	1,917,646
Reckitt Benckiser Group plc	11,669	1,010,009

		5,716,777

Independent Power and Renewable Electricity Producers—0.0%
AES Corp. (a)	24,775	351,309
Tractebel Energia S.A.	1,500	21,087

		372,396

Industrial Conglomerates—0.5%
3M Co. (a)	8,300	1,175,944
Bidvest Group, Ltd.	4,231	106,924
Danaher Corp.	6,300	478,674
General Electric Co.	63,200	1,619,184
Hopewell Holdings, Ltd.	26,500	92,854
Hutchison Whampoa, Ltd.	6,000	72,517
Keppel Corp., Ltd.	30,000	246,620
Nolato AB - B Shares	877	19,838

MIST-336

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—(Continued)
Reunert, Ltd.	2,202	$11,607
Roper Industries, Inc. (a)	2,538	371,284
Siemens AG	3,016	359,466
Smiths Group plc	8,738	178,982

		4,733,894

Insurance—1.9%
ACE, Ltd.	7,500	786,525
Admiral Group plc	2,719	56,368
Aflac, Inc. (a)	15,800	920,350
Ageas	10,001	332,038
AIA Group, Ltd.	22,000	113,541
Allianz SE	6,084	985,640
Allied World Assurance Co. Holdings AG	3,000	110,520
American Equity Investment Life Holding Co. (a)	6,600	151,008
American Financial Group, Inc. (a)	4,200	243,138
American International Group, Inc. (a)	13,800	745,476
Amlin plc	21,934	154,158
Assurant, Inc.	5,340	343,362
Assured Guaranty, Ltd.	11,100	245,976
AXA S.A.	36,496	898,788
Axis Capital Holdings, Ltd. (a)	6,800	321,844
Baloise Holding AG	1,459	186,239
Beazley plc	54,727	240,426
Catlin Group, Ltd.	16,036	135,597
Chesnara plc	7,256	41,762
Chubb Corp. (The) (a)	4,800	437,184
CNA Financial Corp.	3,100	117,893
CNP Assurances	14,991	282,237
Endurance Specialty Holdings, Ltd.	2,800	154,504
Euler Hermes S.A.	1,606	171,346
Everest Re Group, Ltd. (a)	2,800	453,628
FBL Financial Group, Inc. - Class A (a)	1,577	70,492
Friends Life Group, Ltd.	51,059	254,163
Genworth Financial, Inc. - Class A (b)	3,100	40,610
Great-West Lifeco, Inc.	8,700	250,214
Hannover Rueck SE	4,119	332,861
HCC Insurance Holdings, Inc.	6,300	304,227
HCI Group, Inc. (a)	1,800	64,782
Hiscox, Ltd.	7,249	74,004
Horace Mann Educators Corp. (a)	3,800	108,338
Legal & General Group plc	196,428	728,756
Mapfre S.A.	75,837	267,677
MBIA, Inc. (a) (b)	13,000	119,340
Montpelier Re Holdings, Ltd. (a)	3,800	118,142
Muenchener Rueckversicherungs AG	2,665	527,495
National Western Life Insurance Co. - Class A (a)	200	49,402
Navigators Group, Inc. (The) (a) (b)	600	36,900
PartnerRe, Ltd. (a)	2,400	263,736
Platinum Underwriters Holdings, Ltd. (a)	2,000	121,740
Power Corp. of Canada	6,900	191,484
Power Financial Corp.	5,400	165,189
ProAssurance Corp.	4,400	193,908
Progressive Corp. (The) (a)	7,522	190,156

Insurance—(Continued)
RenaissanceRe Holdings, Ltd. (a)	5,747	574,643
Sampo Oyj - A Shares	9,013	436,542
Sony Financial Holdings, Inc.	20,889	338,188
Symetra Financial Corp. (a)	9,200	214,636
T&D Holdings, Inc.	25,500	327,875
Talanx AG (b)	7,521	250,210
Torchmark Corp. (a)	14,169	742,030
Travelers Cos., Inc. (The) (a)	4,051	380,551
Universal Insurance Holdings, Inc. (a)	4,000	51,720
Unum Group (a)	5,400	185,652
W.R. Berkley Corp. (a)	5,409	258,550
Zurich Insurance Group AG (b)	1,538	457,340

		17,321,101

Internet & Catalog Retail—0.2%
Amazon.com, Inc. (b)	1,900	612,636
PetMed Express, Inc. (a)	900	12,240
Priceline Group, Inc. (The) (b)	618	716,003
TripAdvisor, Inc. (a) (b)	1,500	137,130
Webjet, Ltd.	2,949	7,773

		1,485,782

Internet Software & Services—0.7%
Dena Co., Ltd. (a)	4,900	62,363
eBay, Inc. (b)	33,279	1,884,590
Facebook, Inc. - Class A (b)	13,100	1,035,424
Google, Inc. - Class A (b)	2,300	1,353,343
Google, Inc. - Class C (b)	2,300	1,327,928
Gree, Inc. (a)	8,700	59,354
Gurunavi, Inc.	3,400	46,973
j2 Global, Inc. (a)	1,900	93,784
Mail.ru Group, Ltd. (GDR) (b)	1,118	31,427
NetEase, Inc. (ADR) (a)	1,000	85,660
NIFTY Corp.	700	9,357
SUNeVision Holdings, Ltd.	49,000	17,100
Yahoo Japan Corp.	61,900	235,594
Yandex NV - Class A (a) (b)	1,138	31,631

		6,274,528

IT Services—1.3%
Amadeus IT Holding S.A. - A Shares	9,473	352,855
Booz Allen Hamilton Holding Corp. (a)	4,900	114,660
Broadridge Financial Solutions, Inc.	3,500	145,705
Cognizant Technology Solutions Corp. - Class A (b)	2,500	111,925
Computer Sciences Corp.	12,177	744,624
Fidelity National Information Services, Inc.	24,006	1,351,538
Fiserv, Inc. (a) (b)	21,445	1,386,098
Infocom Corp.	2,400	19,911
International Business Machines Corp. (a)	9,900	1,879,317
Jack Henry & Associates, Inc. (a)	1,300	72,358
MasterCard, Inc. - Class A	5,700	421,344
NeuStar, Inc. - Class A (b)	2,200	54,626
Paychex, Inc. (a)	41,362	1,828,201
Poletowin Pitcrew Holdings, Inc.	2,300	21,185
Syntel, Inc. (a) (b)	500	43,970

MIST-337

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Teradata Corp. (a) (b)	5,900	$247,328
TKC Corp.	1,300	25,681
Total System Services, Inc.	19,119	591,924
Visa, Inc. - Class A (a)	3,000	640,110
Western Union Co. (The) (a)	57,448	921,466
Xerox Corp. (a)	100,280	1,326,704

		12,301,530

Leisure Products—0.1%
Fields Corp.	2,400	35,098
Heiwa Corp.	4,500	89,070
Mattel, Inc. (a)	11,800	361,670
Polaris Industries, Inc. (a)	1,600	239,664
Sankyo Co., Ltd.	1,500	53,779
Universal Entertainment Corp.	600	9,849

		789,130

Life Sciences Tools & Services—0.1%
Bruker Corp. (a) (b)	1,900	35,179
Covance, Inc. (a) (b)	800	62,960
EPS Corp.	600	7,769
Mettler-Toledo International, Inc. (b)	100	25,613
Techne Corp. (a)	1,400	130,970
Thermo Fisher Scientific, Inc.	400	48,680
Waters Corp. (a) (b)	1,600	158,592

		469,763

Machinery—0.8%
AGCO Corp. (a)	5,200	236,392
Atlas Copco AB - A Shares	7,883	225,336
Bradken, Ltd.	2,408	8,946
Caterpillar, Inc.	1,000	99,030
Crane Co.	2,500	158,025
Cummins, Inc.	5,700	752,286
Daiwa Industries, Ltd.	2,000	15,099
Danieli & C Officine Meccaniche S.p.A.	642	16,513
Deere & Co. (a)	6,500	532,935
Dover Corp. (a)	4,900	393,617
Duro Felguera S.A.	3,806	18,086
Flowserve Corp.	4,700	331,444
Fukushima Industries Corp.	1,000	19,208
Hillenbrand, Inc. (a)	5,300	163,717
Hino Motors, Ltd.	14,000	196,040
Hoshizaki Electric Co., Ltd.	2,700	126,123
IDEX Corp. (a)	2,600	188,162
Illinois Tool Works, Inc. (a)	3,800	320,796
IMI plc	14,370	285,308
Industria Macchine Automatiche S.p.A.	2,276	75,279
ITT Corp.	4,800	215,712
Komatsu, Ltd.	21,100	488,397
Kone Oyj - Class B	5,292	212,358
Lincoln Electric Holdings, Inc. (a)	3,100	214,318
Lindsay Corp. (a)	1,200	89,700
Metka S.A.	2,122	27,223
Middleby Corp. (The) (b)	600	52,878
Mitsuboshi Belting Co., Ltd.	1,000	6,555

Machinery—(Continued)
Namura Shipbuilding Co., Ltd.	2,700	29,105
Nordson Corp. (a)	1,100	83,677
Parker-Hannifin Corp. (a)	5,100	582,165
Semperit AG Holding	1,512	69,765
Snap-on, Inc. (a)	1,500	181,620
Spirax-Sarco Engineering plc	858	39,059
Teikoku Sen-I Co., Ltd.	2,000	42,303
Tocalo Co., Ltd.	700	14,571
Toro Co. (The) (a)	3,400	201,382
Valmont Industries, Inc. (a)	1,300	175,409
Walter Meier AG (b)	270	11,454
Wartsila Oyj Abp	5,662	253,294
Weir Group plc (The)	3,982	160,911

		7,314,198

Marine—0.1%
AP Moeller - Maersk A/S - Class B	340	805,609
Nippon Yusen KK	119,000	314,088

		1,119,697

Media—0.9%
British Sky Broadcasting Group plc	31,129	442,721
Cablevision Systems Corp. - Class A (a)	21,181	370,879
Comcast Corp. - Class A (a)	19,800	1,064,844
Corus Entertainment, Inc. - B Shares	4,000	88,825
CTC Media, Inc. (a)	3,400	22,610
CTS Eventim AG & Co. KGaA	2,574	72,781
Daiichikosho Co., Ltd. (a)	3,300	88,765
DIRECTV (b)	7,400	640,248
ITE Group plc	6,544	17,912
John Wiley & Sons, Inc. - Class A (a)	600	33,666
Meredith Corp. (a)	1,800	77,040
Metropole Television S.A.	8,631	139,384
Omnicom Group, Inc. (a)	10,798	743,550
Phoenix Satellite Television Holdings, Ltd.	74,000	24,674
ProSiebenSat.1 Media AG	5,930	236,033
Publicis Groupe S.A.	5,289	362,689
REA Group, Ltd.	567	21,354
Reed Elsevier NV	7,027	159,228
Reed Elsevier plc	15,631	249,493
RTL Group S.A.	5,558	476,037
Scripps Networks Interactive, Inc. - Class A (a)	2,500	195,225
Shaw Communications, Inc. - Class B (a)	12,000	294,120
Sky Network Television, Ltd.	12,782	62,725
Television Broadcasts, Ltd.	6,000	35,711
Time Warner, Inc.	3,200	240,672
Twenty-First Century Fox, Inc. - Class A (a)	3,600	123,444
UBM plc	4,293	40,419
Viacom, Inc. - Class B	7,300	561,662
Walt Disney Co. (The) (a)	16,100	1,433,383
Wolters Kluwer NV	8,503	226,481

		8,546,575

Metals & Mining—0.6%
African Barrick Gold plc	11,188	39,636

MIST-338

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
African Rainbow Minerals, Ltd.	2,420	$30,633
Anglo American plc	24,851	553,416
Anglo American plc	5,715	127,292
ArcelorMittal	15,836	217,357
Asahi Holdings, Inc.	2,700	48,333
Barrick Gold Corp.	14,100	207,355
BHP Billiton plc	26,529	736,547
BHP Billiton, Ltd.	41,661	1,225,809
Centerra Gold, Inc.	7,600	34,066
Cia de Minas Buenaventura SAA (ADR)	11,400	132,012
Ferrexpo plc	20,173	36,723
Fresnillo plc	5,305	65,123
Harmony Gold Mining Co., Ltd. (ADR) (a) (b)	11,400	24,624
Highland Gold Mining, Ltd.	5,802	4,841
IAMGOLD Corp. (b)	10,100	27,957
JFE Holdings, Inc.	8,700	173,780
Kazakhmys plc (b)	5,070	21,638
KGHM Polska Miedz S.A.	3,843	146,835
Koza Altin Isletmeleri A/S	2,462	18,325
Koza Anadolu Metal Madencilik Isletmeleri (b)	5,052	3,948
Kumba Iron Ore, Ltd.	2,066	48,624
Maruichi Steel Tube, Ltd.	2,200	54,066
MMC Norilsk Nickel OJSC (ADR)	6,172	115,108
Newmont Mining Corp.	6,200	142,910
Northern Star Resources, Ltd.	27,728	30,065
OZ Minerals, Ltd.	2,885	9,767
Resolute Mining, Ltd. (b)	6,656	2,576
Rio Tinto plc	4,908	240,973
Rio Tinto, Ltd.	6,683	347,310
Sibanye Gold, Ltd.	15,437	33,204
Silver Wheaton Corp.	1,800	35,905
St. Barbara, Ltd. (b)	4,110	590
Sumitomo Metal Mining Co., Ltd.	17,000	239,656
Teck Resources, Ltd. - Class B	10,900	206,428
Troy Resources, Ltd. (b)	2,277	1,485
Vale S.A.	6,400	70,203
Vale S.A. (ADR)	13,700	133,027

		5,588,147

Multi-Utilities—0.2%
Centrica plc	121,325	603,321
E.ON SE	18,367	336,229
GDF Suez	13,328	333,343
RWE AG	9,227	360,058

		1,632,951

Multiline Retail—0.1%
Dillard’s, Inc. - Class A (a)	900	98,082
Dollar Tree, Inc. (b)	3,100	173,817
Kohl’s Corp. (a)	3,800	231,914
Lifestyle International Holdings, Ltd. (c)	21,500	40,335
Macy’s, Inc. (a)	5,300	308,354
Metro Holdings, Ltd.	14,000	9,877
Myer Holdings, Ltd.	10,600	18,192
Next plc	1,768	189,271

Multiline Retail—(Continued)
Nordstrom, Inc.	2,900	198,273
Target Corp. (a)	1,300	81,484
Warehouse Group, Ltd. (The)	4,684	11,191

		1,360,790

Oil, Gas & Consumable Fuels—2.9%
Alliance Resource Partners L.P.	2,200	94,248
Apache Corp.	6,900	647,703
Atlas Pipeline Partners L.P.	1,200	43,752
BG Group plc	8,475	155,895
Bonavista Energy Corp.	8,400	96,604
BP plc	240,514	1,762,407
Cairn Energy plc (b)	17,935	51,008
Canadian Natural Resources, Ltd.	13,500	524,474
Chevron Corp.	23,461	2,799,367
China Shenhua Energy Co., Ltd. - Class H	22,000	61,406
CNOOC, Ltd.	122,000	209,671
ConocoPhillips (a)	20,676	1,582,128
Contango Oil & Gas Co. (a) (b)	1,400	46,536
CVR Energy, Inc. (a)	2,900	129,717
Dorchester Minerals L.P.	800	23,656
Ecopetrol S.A. (ADR) (a)	2,400	75,048
Enbridge Income Fund Holdings, Inc.	2,239	60,756
ENI S.p.A. (a)	36,220	859,871
EOG Resources, Inc.	1,900	188,138
Exxon Mobil Corp.	46,104	4,336,081
Gazprom OAO (ADR)	29,477	205,749
Gran Tierra Energy, Inc. (b)	12,500	69,250
Hess Corp.	3,951	372,658
HollyFrontier Corp. (a)	6,000	262,080
Idemitsu Kosan Co., Ltd.	4,300	91,330
Indo Tambangraya Megah Tbk PT	7,500	15,916
Inpex Corp.	21,600	305,794
Japan Petroleum Exploration Co.	3,500	134,097
JKX Oil & Gas plc (b)	8,443	6,549
JX Holdings, Inc.	25,300	116,675
KazMunaiGas Exploration Production JSC (GDR)	4,045	70,787
Kinder Morgan Energy Partners L.P.	4,000	373,120
Koninklijke Vopak NV	3,015	162,336
Lukoil OAO (ADR)	3,291	167,512
Marathon Oil Corp.	15,700	590,163
Murphy Oil Corp. (a)	5,586	317,899
Occidental Petroleum Corp.	11,800	1,134,570
OMV AG	3,430	115,385
Pembina Pipeline Corp.	800	33,702
Petroleo Brasileiro S.A. (ADR)	8,100	114,939
Phillips 66	4,100	333,371
PTT Exploration & Production PCL	18,300	90,301
PTT Exploration & Production PCL (NVDR)	17,900	88,282
PTT PCL (NVDR)	17,100	189,497
Renewable Energy Group, Inc. (a) (b)	3,300	33,495
Rosneft OAO (GDR)	10,000	58,270
Royal Dutch Shell plc - A Shares (Amsterdam Exchange)	3,717	141,874
Royal Dutch Shell plc - A Shares (London Exchange)	33,432	1,275,168

MIST-339

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Royal Dutch Shell plc - B Shares	31,084	$1,226,201
Sasol, Ltd.	1,608	87,244
Soco International plc (b)	19,904	122,461
Spectra Energy Corp.	4,100	160,966
Statoil ASA	27,315	743,183
Suncor Energy, Inc.	22,100	799,779
Targa Resources Corp.	400	54,468
Tatneft OAO (ADR)	1,400	49,434
Tesoro Corp.	2,900	176,842
Total Gabon	33	15,899
Total S.A.	23,177	1,497,882
VAALCO Energy, Inc. (a) (b)	3,500	29,750
Valero Energy Corp.	10,600	490,462
Vermilion Energy, Inc.	2,400	146,107
Western Refining, Inc.	1,300	54,587
Woodside Petroleum, Ltd.	19,729	699,543

		26,974,043

Paper & Forest Products—0.1%
International Paper Co. (a)	7,695	367,359
Mondi plc	10,449	170,124
Portucel Empresa Produtora de Pasta e Papel S.A.	25,423	100,787
Schweitzer-Mauduit International, Inc. (a)	1,300	53,703
UPM-Kymmene Oyj	1,660	23,549

		715,522

Personal Products—0.0%
Blackmores, Ltd.	555	15,664
China Child Care Corp., Ltd.	218,000	48,317
Dr Ci:Labo Co., Ltd.	1,700	55,652
Medifast, Inc. (a) (b)	3,300	108,339
Nu Skin Enterprises, Inc. - Class A (a)	2,800	126,084
Oriflame Cosmetics S.A.	2,583	44,627
Real Nutriceutical Group, Ltd.	45,000	15,378
USANA Health Sciences, Inc. (a) (b)	400	29,464

		443,525

Pharmaceuticals—2.6%
AbbVie, Inc. (a)	20,234	1,168,716
Acrux, Ltd.	30,063	40,264
AstraZeneca plc	19,340	1,385,598
Bayer AG	3,299	462,036
Boiron S.A.	1,269	106,074
Bristol-Myers Squibb Co. (a)	6,400	327,552
Eli Lilly & Co.	17,218	1,116,587
Galenica AG	329	289,818
GlaxoSmithKline plc	72,293	1,654,642
Ipsen S.A.	5,460	268,114
Johnson & Johnson (a)	28,489	3,036,642
Kaken Pharmaceutical Co., Ltd.	9,000	203,245
Merck & Co., Inc.	38,915	2,306,881
Merck KGaA	6,335	583,832
Mochida Pharmaceutical Co., Ltd.	3,400	229,486
Novartis AG	26,720	2,516,439
Novo Nordisk A/S - Class B	9,443	449,944

Pharmaceuticals—(Continued)
Orion Oyj - Class B	11,840	461,742
Otsuka Holdings Co., Ltd.	17,700	610,464
Pfizer, Inc.	86,374	2,554,079
Recordati S.p.A.	14,091	230,118
Roche Holding AG	7,521	2,226,984
Sanofi	10,770	1,215,020
Shionogi & Co., Ltd.	14,000	321,436
Sino Biopharmaceutical, Ltd.	128,000	127,971
Stada Arzneimittel AG	6,438	255,252
Taiko Pharmaceutical Co., Ltd.	3,400	58,319
Teva Pharmaceutical Industries, Ltd. (ADR)	5,800	311,750

		24,519,005

Professional Services—0.1%
Bertrandt AG	617	78,933
Dun & Bradstreet Corp. (The) (a)	2,400	281,928
Robert Half International, Inc.	2,800	137,200
Stantec, Inc.	2,700	176,665
WS Atkins plc	5,431	115,363

		790,089

Real Estate Investment Trusts—0.1%
Apollo Residential Mortgage, Inc.	1,700	26,231
EPR Properties (a)	900	45,612
Federation Centres, Ltd.	75,227	170,021
Frasers Centrepoint Trust	60,000	88,600
Frasers Commercial Trust	19,000	20,110
Granite Real Estate Investment Trust	1,700	58,470
Link REIT (The)	8,500	49,048
LTC Properties, Inc. (a)	2,700	99,603
MID Reit, Inc.	12	29,687
Scentre Group (b)	70,368	201,509
Select Income REIT (a)	5,700	137,085
Simon Property Group, Inc. (a)	400	65,768

		991,744

Real Estate Management & Development—0.3%
Atrium European Real Estate, Ltd. (b)	7,669	39,855
CapitaLand, Ltd.	71,000	177,892
Cheung Kong Holdings, Ltd.	23,000	377,176
CSI Properties, Ltd. (a)	290,000	12,136
Dan Form Holdings Co., Ltd. (b)	74,000	7,338
Emperor International Holdings	44,000	9,525
Great Eagle Holdings, Ltd.	5,000	17,012
Henderson Land Development Co., Ltd.	22,440	145,402
Hong Fok Corp., Ltd.	29,000	21,973
Hongkong Land Holdings, Ltd.	20,000	135,741
Hufvudstaden AB - A Shares	10,814	134,309
Hysan Development Co., Ltd.	20,000	92,524
IMMOFINANZ AG (b)	32,966	93,210
Keppel Land, Ltd.	35,000	95,921
Lai Sun Development (b)	277,000	6,642
New World Development Co., Ltd.	54,000	62,950
PSP Swiss Property AG (b)	2,587	216,942
Sino Land Co., Ltd.	50,000	77,786
Sun Hung Kai Properties, Ltd.	25,000	353,723

MIST-340

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Swire Pacific, Ltd. - Class A	19,000	$245,280
Swire Properties, Ltd.	59,600	186,327
UOL Group, Ltd.	23,000	118,981
Wharf Holdings, Ltd.	37,000	263,416
Wheelock & Co., Ltd.	20,000	95,402

		2,987,463

Road & Rail—0.4%
Canadian National Railway Co.	1,200	85,193
Central Japan Railway Co.	1,100	148,234
ComfortDelGro Corp., Ltd.	86,000	161,550
CSX Corp. (a)	15,100	484,106
Hankyu Hanshin Holdings, Inc.	24,000	139,582
Landstar System, Inc. (a)	1,800	129,942
Nagoya Railroad Co., Ltd. (a)	61,000	244,822
Nippon Konpo Unyu Soko Co., Ltd.	3,000	50,317
Norfolk Southern Corp.	6,400	714,240
Seino Holdings Co., Ltd.	8,000	64,131
Trancom Co., Ltd.	800	35,940
Union Pacific Corp.	11,300	1,225,146
Utoc Corp.	3,700	16,672
West Japan Railway Co.	8,900	397,691

		3,897,566

Semiconductors & Semiconductor Equipment—1.3%
Altera Corp. (a)	4,000	143,120
Broadcom Corp. - Class A	33,038	1,335,396
Cirrus Logic, Inc. (a) (b)	3,400	70,890
Faraday Technology Corp.	10,000	11,296
Intel Corp. (a)	114,825	3,998,206
KLA-Tencor Corp. (a)	4,500	354,510
Kulicke & Soffa Industries, Inc. (b)	900	12,807
Linear Technology Corp. (a)	3,300	146,487
Magnachip Semiconductor Corp. (a) (b)	1,675	19,597
Marvell Technology Group, Ltd.	54,111	729,416
Maxim Integrated Products, Inc. (a)	34,842	1,053,622
MediaTek, Inc.	13,000	192,610
Megachips Corp.	1,300	17,354
Microchip Technology, Inc. (a)	2,500	118,075
Nuflare Technology, Inc.	500	24,958
Shindengen Electric Manufacturing Co., Ltd.	8,000	54,703
Shinko Electric Industries Co., Ltd.	7,500	54,481
Sonix Technology Co., Ltd.	17,000	26,755
Synaptics, Inc. (a) (b)	500	36,600
Texas Instruments, Inc.	55,504	2,646,986
Xilinx, Inc.	27,642	1,170,639

		12,218,508

Software—1.6%
Babylon, Ltd.	3,842	2,311
CA, Inc.	41,229	1,151,938
Check Point Software Technologies, Ltd. (a) (b)	4,600	318,504
Constellation Software, Inc.	800	201,073
Ebix, Inc. (a)	2,700	38,286

Software—(Continued)
FactSet Research Systems, Inc. (a)	1,000	121,530
GungHo Online Entertainment, Inc.	13,100	62,553
Micro Focus International plc	5,258	90,351
Microsoft Corp.	114,936	5,328,433
Nemetschek AG	254	24,486
NetScout Systems, Inc. (a) (b)	2,100	96,180
Nexon Co., Ltd.	10,800	89,166
Nuance Communications, Inc. (a) (b)	34,249	527,948
Open Text Corp.	1,800	99,567
Oracle Corp.	78,570	3,007,660
Playtech plc	8,876	103,044
Sage Group plc (The)	52,525	310,509
SAP SE	9,413	678,776
Software AG	1,757	43,541
SolarWinds, Inc. (b)	2,000	84,100
Symantec Corp.	55,626	1,307,767
Synopsys, Inc. (b)	13,594	539,614
Take-Two Interactive Software, Inc. (a) (b)	3,300	76,131
Trend Micro, Inc.	4,000	135,425
VMware, Inc. - Class A (a) (b)	1,200	112,608

		14,551,501

Specialty Retail—0.6%
Aaron’s, Inc.	2,400	58,368
ABC-Mart, Inc.	2,900	148,071
Alpen Co., Ltd.	1,100	16,937
Aoyama Trading Co., Ltd.	1,200	27,976
AutoZone, Inc. (a) (b)	986	502,525
Bed Bath & Beyond, Inc. (a) (b)	5,400	355,482
Best Buy Co., Inc. (a)	5,100	171,309
Buckle, Inc. (The) (a)	1,200	54,468
Cato Corp. (The) - Class A (a)	1,800	62,028
Clas Ohlson AB - B Shares	892	15,068
Dunelm Group plc	4,253	56,830
Fielmann AG	2,010	123,273
Foot Locker, Inc.	3,300	183,645
GameStop Corp. - Class A (a)	3,700	152,440
Gap, Inc. (The)	6,000	250,140
Geo Holdings Corp.	2,800	24,105
Giordano International, Ltd.	20,000	10,830
Guess?, Inc. (a)	4,000	87,880
Halfords Group plc	4,248	32,501
Hennes & Mauritz AB - B Shares	646	26,803
Home Depot, Inc. (The) (a)	11,900	1,091,706
Lowe’s Cos., Inc.	6,900	365,148
Luk Fook Holdings International, Ltd.	13,000	37,772
Nitori Holdings Co., Ltd.	2,200	136,297
O’Reilly Automotive, Inc. (a) (b)	1,500	225,540
Outerwall, Inc. (a) (b)	700	39,270
Pal Co., Ltd.	500	13,588
PetSmart, Inc. (a)	2,500	175,225
Ross Stores, Inc.	3,900	294,762
Shimachu Co., Ltd.	1,000	23,112
Staples, Inc. (a)	15,300	185,130
Super Retail Group, Ltd.	6,180	44,813
TJX Cos., Inc. (The)	6,700	396,439

MIST-341

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Tractor Supply Co. (a)	1,200	$73,812
Truworths International, Ltd.	9,952	59,827
WH Smith plc	4,386	76,867
Yamada Denki Co., Ltd.	3,400	9,927

		5,609,914

Technology Hardware, Storage & Peripherals—1.8%
Apple, Inc.	56,800	5,722,600
Brother Industries, Ltd.	11,500	212,988
Canon, Inc.	19,400	630,935
Catcher Technology Co., Ltd.	17,000	157,195
Chicony Electronics Co., Ltd.	21,000	62,744
Elecom Co., Ltd.	600	13,483
EMC Corp. (a)	92,034	2,692,915
FUJIFILM Holdings Corp.	10,500	321,442
Gigabyte Technology Co., Ltd.	32,000	35,807
Hewlett-Packard Co.	70,128	2,487,440
Japan Digital Laboratory Co., Ltd.	3,100	57,349
Konica Minolta, Inc.	10,500	113,760
Lexmark International, Inc. - Class A (a)	2,200	93,500
Neopost S.A.	1,422	104,500
NetApp, Inc. (a)	8,800	378,048
Samsung Electronics Co., Ltd.	210	235,093
Seagate Technology plc (a)	23,823	1,364,343
Western Digital Corp.	17,310	1,684,609
Wincor Nixdorf AG	1,407	71,891

		16,440,642

Textiles, Apparel & Luxury Goods—0.3%
Bijou Brigitte AG	106	7,363
Burberry Group plc	8,261	201,512
China Lilang, Ltd.	32,000	22,593
China Taifeng Beddings Holdings, Ltd. (b)	36,000	5,381
Cie Financiere Richemont S.A.	2,083	170,697
Coach, Inc. (a)	6,910	246,065
Deckers Outdoor Corp. (a) (b)	900	87,462
Fossil Group, Inc. (a) (b)	500	46,950
Hugo Boss AG	1,044	130,431
LPP S.A.	14	41,718
LVMH Moet Hennessy Louis Vuitton S.A.	2,040	330,686
NIKE, Inc. - Class B	8,300	740,360
Pandora A/S	2,628	205,532
Peak Sport Products Co., Ltd.	74,000	21,463
Ralph Lauren Corp.	1,300	214,149
Ruentex Industries, Ltd.	30,000	66,684
Steven Madden, Ltd. (a) (b)	1,800	58,014
Swatch Group AG (The)	1,626	142,321
Tod’s S.p.A.	299	29,579
Van de Velde NV	570	27,689
XTEP International Holdings	62,000	28,154

		2,824,803

Thrifts & Mortgage Finance—0.1%
Genworth MI Canada, Inc.	8,500	268,673
TrustCo Bank Corp. (a)	8,300	53,452

Thrifts & Mortgage Finance—(Continued)
Washington Federal, Inc. (a)	8,000	162,880

		485,005

Tobacco—0.5%
Altria Group, Inc. (a)	20,300	932,582
British American Tobacco plc	23,516	1,321,808
Imperial Tobacco Group plc	10,927	470,036
Japan Tobacco, Inc.	1,300	42,315
Lorillard, Inc.	4,800	287,568
Philip Morris International, Inc.	15,800	1,317,720
Reynolds American, Inc. (a)	3,800	224,200
Swedish Match AB	5,366	173,263

		4,769,492

Trading Companies & Distributors—0.2%
Applied Industrial Technologies, Inc. (a)	1,200	54,780
Inaba Denki Sangyo Co., Ltd.	2,100	70,677
Indutrade AB	687	26,131
ITOCHU Corp.	40,000	489,135
Kanematsu Corp.	36,000	57,807
Kuroda Electric Co., Ltd. (a)	3,200	46,988
Marubeni Corp.	36,000	246,608
MSC Industrial Direct Co., Inc. - Class A (a)	1,100	94,006
Nippon Steel & Sumikin Bussan Corp.	18,000	69,483
Tomoe Engineering Co., Ltd.	500	8,813
Wakita & Co., Ltd.	4,000	42,413
WW Grainger, Inc. (a)	1,100	276,815
Yamazen Corp.	1,300	10,190

		1,493,846

Transportation Infrastructure—0.0%
Autostrada Torino-Milano S.p.A.	4,303	57,586
Westshore Terminals Investment Corp.	1,300	38,793

		96,379

Wireless Telecommunication Services—0.4%
China Mobile, Ltd.	10,000	117,253
KDDI Corp.	10,300	619,790
Millicom International Cellular S.A.	7,065	565,754
Mobile Telesystems OJSC (ADR)	7,700	115,038
MTN Group, Ltd.	10,376	218,670
NTT DoCoMo, Inc.	29,300	489,347
Rogers Communications, Inc. - Class B	14,500	542,738
SoftBank Corp.	1,600	112,315
Sonaecom - SGPS S.A. (b)	22,233	46,869
Vodacom Group, Ltd.	15,839	182,254
Vodafone Group plc	220,017	725,248

		3,735,276

Total Common Stocks (Cost $325,515,311)		344,123,464

MIST-342

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—23.8%

Security Description	Principal Amount*	Value

Advertising — 0.2%
Omnicom Group, Inc. 4.450%, 08/15/20	1,855,000	$1,992,667
5.900%, 04/15/16	210,000	225,460

		2,218,127

Aerospace/Defense— 0.1%
United Technologies Corp. 4.500%, 06/01/42	575,000	601,667

Agriculture—0.4%
Altria Group, Inc. 4.000%, 01/31/24	840,000	857,173
4.750%, 05/05/21	660,000	718,980
10.200%, 02/06/39	304,000	512,225
Philip Morris International, Inc. 6.375%, 05/16/38	645,000	809,463
Reynolds American, Inc. 4.750%, 11/01/42 (a)	145,000	137,896
6.150%, 09/15/43 (a)	230,000	263,105
7.250%, 06/15/37	170,000	213,604

		3,512,446

Auto Parts & Equipment—0.1%
Delphi Corp. 4.150%, 03/15/24	560,000	571,276

Banks—7.3%
Abbey National Treasury Services plc 3.050%, 08/23/18	355,000	367,914
American Express Bank FSB 6.000%, 09/13/17	1,055,000	1,187,857
Bank of America Corp. 1.105%, 04/01/19 (a) (d)	1,225,000	1,231,454
3.300%, 01/11/23	3,005,000	2,930,840
4.200%, 08/26/24 (a)	875,000	867,434
5.000%, 01/21/44	1,100,000	1,160,432
5.625%, 07/01/20 (a)	2,345,000	2,647,955
Bank of Montreal 1.950%, 01/30/17 (144A)	310,000	316,137
Bank of Nova Scotia 1.950%, 01/30/17 (144A)	1,120,000	1,141,980
Barclays Bank plc 5.140%, 10/14/20	2,870,000	3,095,880
BBVA Banco Continental S.A. 3.250%, 04/08/18 (144A) (a)	330,000	335,280
BNP Paribas S.A. 2.375%, 09/14/17 (a)	625,000	635,741
3.250%, 03/03/23	410,000	403,866
BPCE S.A. 2.500%, 12/10/18	1,580,000	1,583,855
4.500%, 03/15/25 (144A) (a)	1,060,000	1,027,492
5.700%, 10/22/23 (144A)	535,000	569,085
Capital One Financial Corp. 4.750%, 07/15/21 (a)	775,000	842,382

Banks—(Continued)
Citigroup, Inc.
3.375%, 03/01/23	550,000	541,555
6.675%, 09/13/43 (a)	2,225,000	2,727,049
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.250%, 01/14/19 (a)	395,000	396,635
First Republic Bank 2.375%, 06/17/19	880,000	878,316
Goldman Sachs Group, Inc. (The) 1.835%, 11/29/23 (a) (d)	1,070,000	1,111,343
3.625%, 01/22/23 (a)	3,070,000	3,047,521
4.800%, 07/08/44 (a)	850,000	854,723
5.250%, 07/27/21 (a)	1,460,000	1,618,559
5.750%, 01/24/22	2,000,000	2,274,350
6.750%, 10/01/37 (a)	495,000	590,924
HSBC Holdings plc 4.000%, 03/30/22	1,770,000	1,862,720
4.875%, 01/14/22	1,555,000	1,729,538
5.250%, 03/14/44	570,000	605,143
JPMorgan Chase & Co. 3.700%, 01/20/15	460,000	464,542
3.875%, 09/10/24 (a)	5,620,000	5,509,528
Lloyds Bank plc 2.300%, 11/27/18	295,000	295,673
Morgan Stanley 3.750%, 02/25/23 (a)	1,840,000	1,837,610
4.350%, 09/08/26 (a)	950,000	933,676
5.500%, 01/26/20	755,000	846,546
6.375%, 07/24/42	1,010,000	1,261,023
6.625%, 04/01/18 (a)	400,000	458,090
Rabobank Nederland 3.875%, 02/08/22	700,000	737,367
3.950%, 11/09/22	250,000	251,064
Royal Bank of Scotland Group plc (The) 1.875%, 03/31/17 (a)	1,670,000	1,670,857
5.625%, 08/24/20 (a)	1,430,000	1,627,912
6.125%, 01/11/21	20,000	23,352
Societe Generale S.A. 2.750%, 10/12/17	415,000	426,524
5.000%, 01/17/24 (144A)	2,150,000	2,164,489
Sparebank 1 Boligkreditt A/S 2.300%, 06/30/17 (144A)	1,500,000	1,542,498
Standard Chartered plc 3.950%, 01/11/23 (144A)	205,000	199,521
5.700%, 03/26/44 (144A)	1,130,000	1,194,161
Swedbank Hypotek AB 2.375%, 04/05/17 (144A)	200,000	205,654
Toronto-Dominion Bank (The) 1.500%, 03/13/17 (144A)	3,060,000	3,087,675
UBS AG 2.250%, 03/30/17 (144A)	1,700,000	1,742,204
Wells Fargo & Co. 4.100%, 06/03/26	2,785,000	2,775,211

		67,839,137

MIST-343

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 07/15/42 (a)	915,000	$820,914

Biotechnology — 0.4%
Amgen, Inc. 3.875%, 11/15/21 (a)	955,000	1,004,222
4.500%, 03/15/20	900,000	979,645
5.750%, 03/15/40	605,000	692,401
Gilead Sciences, Inc. 4.500%, 04/01/21	1,180,000	1,293,386

		3,969,654

Chemicals — 0.3%
Eastman Chemical Co. 4.800%, 09/01/42	660,000	654,539
LYB International Finance B.V. 4.875%, 03/15/44	240,000	244,949
5.250%, 07/15/43	740,000	797,164
Monsanto Co. 4.700%, 07/15/64	720,000	716,612
Mosaic Co. (The) 3.750%, 11/15/21 (a)	255,000	264,551
4.875%, 11/15/41	335,000	335,025

		3,012,840

Computers—0.3%
Apple, Inc. 2.400%, 05/03/23 (a)	935,000	884,110
International Business Machines Corp. 7.625%, 10/15/18	1,785,000	2,166,171

		3,050,281

Diversified Financial Services—0.9%
American Express Credit Corp. 0.504%, 06/05/17 (d)	1,400,000	1,401,110
Capital One Bank USA N.A. 1.300%, 06/05/17	740,000	736,060
Ford Motor Credit Co. LLC 4.375%, 08/06/23 (a)	2,400,000	2,515,063
General Electric Capital Corp. 5.300%, 02/11/21 (a)	400,000	450,818
HSBC Finance Corp. 6.676%, 01/15/21 (a)	1,220,000	1,430,181
Jefferies Group LLC 5.125%, 01/20/23	1,050,000	1,116,041
Navient Corp. 6.000%, 01/25/17	700,000	732,375

		8,381,648

Electric—1.5%
Berkshire Hathaway Energy Co. 6.500%, 09/15/37	345,000	446,089
CMS Energy Corp. 4.875%, 03/01/44	400,000	416,685

Electric—(Continued)
Delmarva Power & Light Co. 3.500%, 11/15/23	1,480,000	1,516,272
Dominion Resources, Inc. 4.050%, 09/15/42 (a)	600,000	556,910
Duke Energy Carolinas LLC 4.300%, 06/15/20	540,000	592,301
Duke Energy Florida, Inc. 6.400%, 06/15/38	1,925,000	2,565,736
Electricite de France S.A. 5.250%, 01/29/23 (144A) (d)	590,000	599,588
6.500%, 01/26/19 (144A)	180,000	211,037
Georgia Power Co. 4.300%, 03/15/42 (a)	545,000	544,626
Nisource Finance Corp. 4.800%, 02/15/44	230,000	233,998
6.125%, 03/01/22	830,000	971,838
PPL Electric Utilities Corp. 4.750%, 07/15/43	625,000	686,042
Public Service Co. of Colorado 4.750%, 08/15/41	1,065,000	1,170,756
Southern California Edison Co. 4.500%, 09/01/40	1,025,000	1,080,892
5.500%, 03/15/40	335,000	407,611
Southern Power Co. 5.250%, 07/15/43	670,000	744,315
Virginia Electric and Power Co. 4.000%, 01/15/43	930,000	898,713

		13,643,409

Electronics—0.0%
Honeywell International, Inc. 5.700%, 03/15/37	240,000	293,420

Environmental Control—0.1%
Republic Services, Inc. 5.250%, 11/15/21	415,000	470,222
6.200%, 03/01/40	120,000	148,505

		618,727

Food—0.5%
ConAgra Foods, Inc. 1.900%, 01/25/18	1,900,000	1,888,613
Kraft Foods Group, Inc. 5.000%, 06/04/42	580,000	606,363
Kroger Co. (The) 5.000%, 04/15/42	260,000	269,262
5.150%, 08/01/43	625,000	668,324
Sysco Corp. 4.500%, 10/02/44	1,025,000	1,032,488
Tyson Foods, Inc. 5.150%, 08/15/44 (a)	310,000	320,786

		4,785,836

MIST-344

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Forest Products & Paper—0.2%
International Paper Co. 4.800%, 06/15/44	940,000	$910,413
7.300%, 11/15/39	210,000	270,226
7.500%, 08/15/21 (a)	460,000	571,174

		1,751,813

Gas—0.1%
Fermaca Enterprises S de RL de C.V. 6.375%, 03/30/38 (144A)	480,000	502,800

Healthcare-Products—0.1%
Boston Scientific Corp. 2.650%, 10/01/18	940,000	949,199

Healthcare-Services—0.5%
Aetna, Inc. 4.500%, 05/15/42	75,000	73,783
Humana, Inc. 3.150%, 12/01/22	640,000	624,741
4.950%, 10/01/44	585,000	586,408
7.200%, 06/15/18	95,000	112,016
UnitedHealth Group, Inc. 6.500%, 06/15/37	285,000	374,081
WellPoint, Inc. 4.650%, 01/15/43	3,135,000	3,084,291

		4,855,320

Holding Companies-Diversified—0.1%
Leucadia National Corp. 5.500%, 10/18/23	675,000	705,396

Insurance—1.7%
American International Group, Inc. 6.400%, 12/15/20	1,150,000	1,368,175
Aon plc 4.600%, 06/14/44 (a)	1,265,000	1,259,989
Berkshire Hathaway Finance Corp. 4.400%, 05/15/42	425,000	429,463
CNA Financial Corp. 5.750%, 08/15/21	400,000	456,240
Genworth Holdings, Inc. 4.800%, 02/15/24 (a)	590,000	605,293
4.900%, 08/15/23	1,650,000	1,700,436
Hartford Financial Services Group, Inc. 6.625%, 03/30/40	945,000	1,234,919
Liberty Mutual Group, Inc. 4.850%, 08/01/44 (144A) (a)	660,000	656,425
5.000%, 06/01/21 (144A)	120,000	131,071
6.500%, 05/01/42 (144A)	960,000	1,170,178
Lincoln National Corp. 4.850%, 06/24/21	390,000	430,807
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21	720,000	792,877
Pacific LifeCorp 5.125%, 01/30/43 (144A)	240,000	249,932

Insurance—(Continued)
Prudential Financial, Inc. 5.800%, 11/16/41	1,105,000	1,280,036
Swiss Re Treasury U.S. Corp. 2.875%, 12/06/22 (144A)	260,000	249,282
4.250%, 12/06/42 (144A)	415,000	403,402
Trinity Acquisition plc 6.125%, 08/15/43 (a)	705,000	779,913
Voya Financial, Inc. 5.500%, 07/15/22	1,560,000	1,758,671
Willis Group Holdings plc 5.750%, 03/15/21	210,000	234,909
XLIT, Ltd. 5.750%, 10/01/21	300,000	347,037

		15,539,055

Iron/Steel—0.1%
Glencore Funding LLC 4.125%, 05/30/23 (144A)	670,000	663,104

Machinery-Construction & Mining—0.0%
Caterpillar Financial Services Corp. 7.150%, 02/15/19	300,000	360,761

Media—1.0%
21st Century Fox America, Inc. 4.500%, 02/15/21	320,000	347,664
4.750%, 09/15/44 (144A) (a)	1,225,000	1,229,976
Comcast Corp. 4.500%, 01/15/43 (a)	825,000	835,659
4.750%, 03/01/44	280,000	295,394
6.300%, 11/15/17	520,000	593,853
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 2.400%, 03/15/17 (a)	350,000	357,814
5.150%, 03/15/42 (a)	1,675,000	1,693,661
NBCUniversal Media LLC 4.375%, 04/01/21	1,990,000	2,167,806
UBM plc 5.750%, 11/03/20 (144A)	225,000	243,276
Viacom, Inc. 5.850%, 09/01/43	1,050,000	1,166,729

		8,931,832

Mining—0.7%
Barrick North America Finance LLC 4.400%, 05/30/21	655,000	663,352
BHP Billiton Finance USA, Ltd. 5.000%, 09/30/43	585,000	641,760
Freeport-McMoRan Copper & Gold, Inc. 2.375%, 03/15/18	2,160,000	2,165,482
Freeport-McMoRan, Inc. 3.550%, 03/01/22	1,020,000	996,688
Rio Tinto Finance USA plc 2.250%, 12/14/18	1,150,000	1,154,672
3.500%, 03/22/22	530,000	537,743

MIST-345

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Rio Tinto Finance USA, Ltd. 9.000%, 05/01/19	510,000	$653,097

		6,812,794

Miscellaneous Manufacturing—0.2%
General Electric Co. 4.125%, 10/09/42 (a)	215,000	213,614
4.500%, 03/11/44 (a)	1,555,000	1,612,138

		1,825,752

Office/Business Equipment—0.0%
Xerox Corp. 4.250%, 02/15/15	260,000	263,565

Oil & Gas—1.7%
Canadian Natural Resources, Ltd. 5.700%, 05/15/17	1,490,000	1,647,377
Chevron Corp. 3.191%, 06/24/23	450,000	453,103
CNOOC Curtis Funding No. 1 Pty, Ltd. 4.500%, 10/03/23 (144A)	590,000	612,134
CNOOC Finance 2013, Ltd. 3.000%, 05/09/23	485,000	450,671
Ecopetrol S.A. 5.875%, 05/28/45	575,000	582,188
Ensco plc
4.700%, 03/15/21 (a)	1,525,000	1,601,248
5.750%, 10/01/44 (a)	855,000	866,760
Hess Corp. 5.600%, 02/15/41	720,000	810,941
Marathon Petroleum Corp. 5.000%, 09/15/54	835,000	795,636
5.125%, 03/01/21	830,000	924,581
Noble Energy, Inc. 4.150%, 12/15/21	880,000	932,895
6.000%, 03/01/41	350,000	403,580
Petroleos Mexicanos 6.375%, 01/23/45 (144A)	1,290,000	1,458,732
Rowan Cos., Inc. 5.400%, 12/01/42	695,000	651,641
5.850%, 01/15/44	580,000	570,823
Shell International Finance B.V. 2.375%, 08/21/22 (a)	700,000	674,363
Suncor Energy, Inc. 6.100%, 06/01/18	800,000	914,363
6.850%, 06/01/39	520,000	688,260
Total Capital S.A. 2.300%, 03/15/16	400,000	409,903

		15,449,199

Oil & Gas Services—0.1%
Weatherford International, Ltd. 5.950%, 04/15/42	1,120,000	1,203,008

Pharmaceuticals—0.6%
AbbVie, Inc. 1.200%, 11/06/15 (a)	460,000	461,731
2.900%, 11/06/22	625,000	597,577
Actavis Funding SCS 4.850%, 06/15/44 (144A)	1,190,000	1,117,997
Express Scripts Holding Co. 4.750%, 11/15/21 (a)	880,000	961,028
6.125%, 11/15/41	1,025,000	1,266,819
Wyeth LLC 5.950%, 04/01/37	950,000	1,164,492

		5,569,644

Pipelines—1.0%
Buckeye Partners L.P. 5.600%, 10/15/44	880,000	880,637
Energy Transfer Partners L.P. 4.150%, 10/01/20	1,575,000	1,635,512
5.150%, 02/01/43	1,200,000	1,159,306
Enterprise Products Operating LLC 3.350%, 03/15/23	440,000	433,056
6.450%, 09/01/40	1,300,000	1,617,370
ONEOK Partners L.P. 6.125%, 02/01/41 (a)	550,000	625,552
8.625%, 03/01/19	145,000	180,510
Plains All American Pipeline L.P. / PAA Finance Corp. 4.300%, 01/31/43	305,000	288,538
Williams Cos., Inc. (The) 4.550%, 06/24/24 (a)	360,000	356,138
Williams Partners L.P. 3.350%, 08/15/22	420,000	410,657
5.250%, 03/15/20	1,060,000	1,177,058
5.400%, 03/04/44 (a)	555,000	588,621

		9,352,955

Real Estate—0.2%
American Campus Communities Operating Partnership L.P. 3.750%, 04/15/23	845,000	832,982
Deutsche Annington Finance B.V. 3.200%, 10/02/17 (144A)	735,000	752,897

		1,585,879

Real Estate Investment Trusts—0.5%
Alexandria Real Estate Equities, Inc.
3.900%, 06/15/23	410,000	408,551
4.500%, 07/30/29 (a)	840,000	840,134
Boston Properties L.P.
3.125%, 09/01/23 (a)	215,000	206,669
ERP Operating L.P.
4.625%, 12/15/21	940,000	1,025,455
Health Care REIT, Inc.
4.125%, 04/01/19	1,395,000	1,486,165

MIST-346

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Omega Healthcare Investors, Inc.
4.950%, 04/01/24 (144A)	1,035,000	$1,053,112

		5,020,086

Retail—1.0%
AutoZone, Inc.
2.875%, 01/15/23	880,000	840,855
CVS Health Corp.
2.250%, 12/05/18 (a)	2,445,000	2,453,861
Home Depot, Inc. (The)
4.400%, 04/01/21	700,000	778,705
5.950%, 04/01/41	990,000	1,233,319
Macy’s Retail Holdings, Inc.
2.875%, 02/15/23	790,000	754,005
5.125%, 01/15/42	450,000	469,508
Nordstrom, Inc.
5.000%, 01/15/44	450,000	487,292
Signet UK Finance plc
4.700%, 06/15/24	740,000	744,068
Wal-Mart Stores, Inc.
3.625%, 07/08/20	1,480,000	1,575,263
Yum! Brands, Inc.
6.250%, 03/15/18	268,000	304,236

		9,641,112

Software—0.3%
Microsoft Corp.
2.125%, 11/15/22 (a)	525,000	500,981
Oracle Corp.
2.500%, 10/15/22	1,770,000	1,691,594
3.400%, 07/08/24	831,000	828,384

		3,020,959

Telecommunications—1.1%
Cisco Systems, Inc.
5.500%, 01/15/40 (a)	1,475,000	1,712,460
Deutsche Telekom International Finance B.V.
2.250%, 03/06/17 (144A)	1,550,000	1,577,805
Verizon Communications, Inc.
0.632%, 06/09/17 (a) (d)	1,035,000	1,037,469
2.450%, 11/01/22	820,000	761,080
5.012%, 08/21/54 (144A) (a)	2,404,000	2,415,412
6.550%, 09/15/43 (a)	2,397,000	2,994,793

		10,499,019

Transportation—0.4%
Burlington Northern Santa Fe LLC
4.400%, 03/15/42 (a)	1,295,000	1,276,856
Canadian Pacific Railway, Ltd.
5.750%, 01/15/42	395,000	484,679
Kansas City Southern de Mexico S.A. de C.V.
3.000%, 05/15/23	470,000	446,980
Union Pacific Corp.
3.646%, 02/15/24	360,000	372,096

Transportation—(Continued)
Union Pacific Corp. 4.850%, 06/15/44 (a)	835,000	911,774

		3,492,385

Total Corporate Bonds & Notes (Cost $218,603,232)		221,315,019

Investment Company Securities—10.3%
BB Biotech AG (b)	769	148,549
iShares Core S&P 500 ETF (a)	341,348	67,675,654
iShares J.P. Morgan USD Emerging Markets Bond ETF	118,374	13,358,506
Vanguard U.S. Total Stock Market Shares Index ETF	142,500	14,426,700

Total Investment Company Securities (Cost $81,744,323)		95,609,409

U.S. Treasury & Government Agencies—1.7%

U.S. Treasury—1.7%
U.S. Treasury Bond
3.375%, 05/15/44	175,000	180,687
U.S. Treasury Inflation Indexed Note
0.625%, 01/15/24	11,946,991	12,006,726
U.S. Treasury Notes
0.875%, 05/15/17	1,485,000	1,483,144
1.625%, 08/31/19 (a)	2,450,000	2,433,156

Total U.S. Treasury & Government Agencies (Cost $16,454,885)		16,103,713

Foreign Government—0.1%

Multi-National—0.1%
FMS Wertmanagement AoeR
1.625%, 11/20/18 (Cost $1,213,361)	1,215,000	1,212,709

Preferred Stocks—0.0%

Independent Power and Renewable Electricity Producers—0.0%
AES Tiete S.A.	2,000	17,608

Metals & Mining—0.0%
Vale S.A.	12,300	119,495

Total Preferred Stocks (Cost $164,684)		137,103

Rights—0.0%

Banks—0.0%
Banco Bilbao Vizcaya Argentaria S.A., Expires 10/13/14 (a) (b) (Cost $1,044)	10,273	1,025

MIST-347

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Short-Term Investments—35.9%

Security Description	Shares/ Principal Amount*	Value

Mutual Fund—12.1%
State Street Navigator Securities Lending MET Portfolio (e)	112,338,884	$112,338,884

Repurchase Agreement—23.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $220,780,654 on 10/01/14, collateralized by $225,765,000 U.S. Treasury Note at 1.750% due 09/30/19 with a value of $225,200,588.	220,780,654	220,780,654

Total Short-Term Investments (Cost $333,119,538)		333,119,538

Total Investments—108.8% (Cost $976,816,378) (f)		1,011,621,980
Other assets and liabilities (net)—(8.8)%		(81,526,482)

Net Assets—100.0%		$930,095,498

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $109,496,164 and the collateral received consisted of cash in the amount of $112,338,884 and non-cash collateral with a value of $239,745. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent less than 0.05% of net assets.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2014. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of September 30, 2014, the aggregate cost of investments was $976,816,378. The aggregate unrealized appreciation and depreciation of investments were $48,062,571 and $(13,256,969), respectively, resulting in net unrealized appreciation of $34,805,602.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the market value of 144A securities was $28,824,336, which is 3.1% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ETF)—	Exchange-Traded Fund
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(NVDR)—	Non-Voting Depository Receipts

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	9,512,000	Deutsche Bank AG	12/18/14	USD	8,492,133	$(209,435)
CAD	9,891,000	Barclays Bank plc	12/18/14	USD	8,915,710	(100,252)
CAD	10,563,500	Barclays Bank plc	12/18/14	USD	9,521,899	(107,067)
CAD	563,500	Toronto Dominion Bank	12/18/14	USD	507,923	(5,698)
CAD	9,892,000	Toronto Dominion Bank	12/18/14	USD	8,916,371	(100,021)
CHF	9,467,000	Deutsche Bank AG	12/18/14	USD	10,143,761	(220,116)
EUR	10,636,000	Citibank N.A.	12/18/14	USD	13,751,199	(310,002)
INR	1,137,400,000	JPMorgan Chase Bank N.A.	12/18/14	USD	18,440,337	(324,611)
JPY	1,303,704,000	Deutsche Bank AG	12/18/14	USD	11,998,515	(103,127)
SEK	24,770,000	Goldman Sachs & Co.	12/18/14	USD	3,488,588	(56,711)

Contracts to Deliver
CAD	19,783,000	Goldman Sachs & Co.	12/18/14	USD	18,027,122	$395,313
EUR	10,636,000	BNP Paribas S.A.	12/18/14	USD	13,531,910	90,716
EUR	3,982,000	BNP Paribas S.A.	12/18/14	USD	5,066,197	33,963
GBP	2,946,000	HSBC Bank plc	12/18/14	USD	4,826,520	53,829
INR	1,137,400,000	Barclays Bank plc	12/18/14	USD	18,284,175	168,448

Cross Currency Contracts to Buy
EUR	16,196,315	State Street Bank and Trust	12/18/14	NOK	132,900,000	(161,566)
JPY	943,027,000	UBS AG	12/18/14	EUR	6,714,340	119,246
NOK	132,900,000	Deutsche Bank AG	12/18/14	EUR	16,206,104	149,194

Net Unrealized Depreciation						$(687,897)

MIST-348

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/14	123	AUD	14,755,316	$90,280
Euro Stoxx 50 Index Futures	12/19/14	1,573	EUR	50,456,377	304,917
FTSE 100 Index Futures	12/19/14	17	GBP	1,124,740	(2,926)
Nikkei 225 Index Futures	12/11/14	349	JPY	5,488,260,973	1,445,717
S&P 500 E-Mini Index Futures	12/19/14	954	USD	94,642,294	(887,944)
S&P TSX 60 Index Futures	12/18/14	75	CAD	13,397,048	(427,740)
U.S. Treasury Note 2 Year Futures	12/31/14	63	USD	13,790,215	(3,058)
U.S. Treasury Note 5 Year Futures	12/31/14	69	USD	8,181,279	(21,490)
U.S. Treasury Note 10 Year Futures	12/19/14	75	USD	9,359,891	(11,845)
U.S. Treasury Ultra Long Bond Futures	12/19/14	150	USD	22,427,506	447,494
United Kingdom Long Gilt Bond Futures	12/29/14	35	GBP	3,941,298	30,157

Futures Contracts—Short
FTSE 100 Index Futures	12/19/14	(169)	GBP	(11,421,992)	$419,386
Russell 2000 Mini Index Futures	12/19/14	(408)	USD	(46,943,002)	2,201,722
U.S. Treasury Note 10 Year Futures	12/19/14	(186)	USD	(23,363,002)	179,846
U.S. Treasury Ultra Long Bond Futures	12/19/14	(128)	USD	(19,815,316)	295,316

Net Unrealized Appreciation					$4,059,832

Swap Agreements

Total Return Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Receive	1-Month LIBOR	0.1040%	11/24/14	JPMorgan Chase Bank N.A.	S&P 500 Utilities Index	USD	28,046,713	$276,286	$—	$276,286
Receive	1-Month LIBOR-BBA	0.0455%	11/19/14	UBS AG	S&P 500 Utilities Index	USD	9,293,336	91,548	—	91,548

Totals								$367,834	$—	$367,834

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	2.770%	07/25/24	USD	267,000,000	$3,739,865
Pay	3-Month USD-LIBOR	2.614%	07/25/24	USD	5,700,000	(6,535)

Total						$3,733,330

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-349

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,259,693	$632,244	$—	$5,891,937
Air Freight & Logistics	969,680	256,199	—	1,225,879
Airlines	686,466	883,234	—	1,569,700
Auto Components	1,138,641	3,810,878	—	4,949,519
Automobiles	73,950	2,768,615	—	2,842,565
Banks	14,042,208	16,089,429	—	30,131,637
Beverages	2,231,214	714,663	—	2,945,877
Biotechnology	4,655,437	519,015	—	5,174,452
Building Products	—	204,144	—	204,144
Capital Markets	3,498,411	2,572,504	—	6,070,915
Chemicals	3,958,410	4,160,436	—	8,118,846
Commercial Services & Supplies	2,216,766	1,083,939	—	3,300,705
Communications Equipment	6,858,477	446,097	—	7,304,574
Construction & Engineering	280,518	1,225,547	—	1,506,065
Construction Materials	—	327,855	—	327,855
Consumer Finance	2,137,463	—	—	2,137,463
Containers & Packaging	709,277	97,040	—	806,317
Distributors	280,672	187,612	—	468,284
Diversified Consumer Services	61,676	73,397	—	135,073
Diversified Financial Services	761,409	2,079,764	—	2,841,173
Diversified Telecommunication Services	6,178,529	4,668,530	—	10,847,059
Electric	41,118	—	—	41,118
Electric Utilities	1,038,233	2,435,777	—	3,474,010
Electrical Equipment	1,244,988	867,966	—	2,112,954
Electronic Equipment, Instruments & Components	3,744,995	955,529	—	4,700,524
Energy Equipment & Services	2,991,469	677,970	—	3,669,439
Food & Staples Retailing	2,985,972	2,156,002	—	5,141,974
Food Products	3,840,400	5,924,245	—	9,764,645
Gas Utilities	—	607,604	—	607,604
Health Care Equipment & Supplies	5,141,704	1,531,646	—	6,673,350
Health Care Providers & Services	5,032,245	585,465	—	5,617,710
Health Care Technology	198,013	—	—	198,013
Hotels, Restaurants & Leisure	2,070,610	1,035,457	—	3,106,067
Household Durables	688,680	955,755	—	1,644,435
Household Products	4,706,768	1,010,009	—	5,716,777
Independent Power and Renewable Electricity Producers	372,396	—	—	372,396
Industrial Conglomerates	3,645,086	1,088,808	—	4,733,894

MIST-350

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Insurance	$9,727,850	$7,593,251	$—	$17,321,101
Internet & Catalog Retail	1,478,009	7,773	—	1,485,782
Internet Software & Services	5,843,787	430,741	—	6,274,528
IT Services	11,881,898	419,632	—	12,301,530
Leisure Products	601,334	187,796	—	789,130
Life Sciences Tools & Services	461,994	7,769	—	469,763
Machinery	4,973,265	2,340,933	—	7,314,198
Marine	—	1,119,697	—	1,119,697
Media	5,890,168	2,656,407	—	8,546,575
Metals & Mining	1,129,595	4,458,552	—	5,588,147
Multi-Utilities	—	1,632,951	—	1,632,951
Multiline Retail	1,091,924	228,531	40,335	1,360,790
Oil, Gas & Consumable Fuels	16,838,469	10,135,574	—	26,974,043
Paper & Forest Products	421,062	294,460	—	715,522
Personal Products	263,887	179,638	—	443,525
Pharmaceuticals	11,112,025	13,406,980	—	24,519,005
Professional Services	595,793	194,296	—	790,089
Real Estate Investment Trusts	432,769	558,975	—	991,744
Real Estate Management & Development	—	2,987,463	—	2,987,463
Road & Rail	2,638,627	1,258,939	—	3,897,566
Semiconductors & Semiconductor Equipment	11,836,351	382,157	—	12,218,508
Software	13,011,339	1,540,162	—	14,551,501
Specialty Retail	4,725,317	884,597	—	5,609,914
Technology Hardware, Storage & Peripherals	14,423,455	2,017,187	—	16,440,642
Textiles, Apparel & Luxury Goods	1,393,000	1,431,803	—	2,824,803
Thrifts & Mortgage Finance	485,005	—	—	485,005
Tobacco	2,762,070	2,007,422	—	4,769,492
Trading Companies & Distributors	425,601	1,068,245	—	1,493,846
Transportation Infrastructure	38,793	57,586	—	96,379
Wireless Telecommunication Services	657,776	3,077,500	—	3,735,276
Total Common Stocks	218,882,737	125,200,392	40,335	344,123,464
Total Corporate Bonds & Notes*	—	221,315,019	—	221,315,019
Total Investment Company Securities	95,460,860	148,549	—	95,609,409
Total U.S. Treasury & Government Agencies*	—	16,103,713	—	16,103,713
Total Foreign Government*	—	1,212,709	—	1,212,709
Total Preferred Stocks*	137,103	—	—	137,103
Total Rights*	1,025	—	—	1,025
Short-Term Investments
Mutual Fund	112,338,884	—	—	112,338,884
Repurchase Agreement	—	220,780,654	—	220,780,654
Total Short-Term Investments	112,338,884	220,780,654	—	333,119,538
Total Investments	$426,820,609	$584,761,036	$40,335	$1,011,621,980

Collateral for Securities Loaned (Liability)	$—	$(112,338,884)	$—	$(112,338,884)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,010,709	$—	$1,010,709
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,698,606)	—	(1,698,606)
Total Forward Contracts	$—	$(687,897)	$—	$(687,897)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,414,835	$—	$—	$5,414,835
Futures Contracts (Unrealized Depreciation)	(1,355,003)	—	—	(1,355,003)
Total Futures Contracts	$4,059,832	$—	$—	$4,059,832
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$3,739,865	$—	$3,739,865
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(6,535)	—	(6,535)
Total Centrally Cleared Swap Contracts	$—	$3,733,330	$—	$3,733,330

MIST-351

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$367,834	$—	$367,834

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Appreciation/ (Depreciation)	Transfers in to Level 3	Balance as of September 30, 2014	Change in Unrealized Appreciation from investments still held at September 30, 2014
Common Stock
Multiline Retail	$—	$495	$39,840	$40,335	$495

	$—	$495	$39,840	$40,335	$495

Common Stock in the amount of $39,840 were transferred into Level 3 due to trading halts on the security’s exchange which resulted in the lack of observable inputs.

MIST-352

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Investment Company Securities—98.0% of Net Assets

Security Description	Shares	Value
Financial Select Sector SPDR Fund (a) (b)	2,600,644	$60,256,922
Health Care Select Sector SPDR Fund (a) (b)	944,269	60,348,232
iShares 20+ Year Treasury Bond ETF (a)	261,875	30,448,206
iShares Core MSCI Emerging Markets ETF	3,066,261	153,435,700
iShares Core U.S. Aggregate Bond ETF (a)	274,376	29,937,165
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	1,148,535	135,779,808
iShares MSCI Canada ETF (a)	1,214,861	37,296,233
iShares MSCI EAFE ETF (a)	6,052,395	388,079,567
iShares TIPS Bond ETF (a)	533,348	59,772,310
SPDR Barclays High Yield Bond ETF (a) (b)	5,199,858	208,930,295
SPDR Dow Jones International Real Estate ETF (a) (b)	2,411,868	99,875,454
SPDR Gold Shares (a) (b) (c)	242,922	28,229,966
SPDR S&P 500 ETF Trust (a) (b)	4,689,265	923,878,990
SPDR S&P International Small Cap ETF (b)	1,780,071	58,190,521
SPDR S&P MidCap 400 ETF Trust (a) (b)	119,079	29,688,776
Technology Select Sector SPDR Fund (a) (b)	1,505,625	60,089,494
Vanguard REIT ETF (a)	1,955,939	140,534,217
Vanguard Total Bond Market ETF	4,798,414	393,134,059

Total Investment Company Securities (Cost $2,604,607,595)		2,897,905,915

Short-Term Investments—25.5%

Mutual Funds—25.5%
AIM STIT-STIC Prime Portfolio	56,391,247	56,391,247
State Street Navigator Securities Lending MET Portfolio (b) (d)	697,949,715	697,949,715

Total Short-Term Investments (Cost $754,340,962)		754,340,962

Total Investments—123.5% (Cost $3,358,948,557) (e)		3,652,246,877
Other assets and liabilities (net)—(23.5)%		(695,370,989)

Net Assets — 100.0%		$2,956,875,888

(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $824,779,942 and the collateral received consisted of cash in the amount of $697,949,715 and non-cash collateral with a value of $145,469,503. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer.
(c)	Non-income producing security.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2014, the aggregate cost of investments was $3,358,948,557. The aggregate unrealized appreciation and depreciation of investments were $311,622,881 and $(18,324,561), respectively, resulting in net unrealized appreciation of $293,298,320.
(ETF)—	Exchange-Traded Fund

MIST-353

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities	$2,897,905,915	$—	$—	$2,897,905,915
Total Short-Term Investments*	754,340,962	—	—	754,340,962
Total Investments	$3,652,246,877	$—	$—	$3,652,246,877

Collateral for securities loaned (Liability)	$—	$(697,949,715)	$—	$(697,949,715)

*	See Schedule of Investments for additional detailed categorizations.

MIST-354

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Investment Company Securities—98.0% of Net Assets

Security Description	Shares	Value
Financial Select Sector SPDR Fund (a) (b)	882,333	$20,443,656
Health Care Select Sector SPDR Fund (a) (b)	317,347	20,281,647
iShares 20+ Year Treasury Bond ETF (a)	88,577	10,298,848
iShares Core MSCI Emerging Markets ETF	1,415,577	70,835,473
iShares Core S&P Small-Cap ETF (a)	188,246	19,634,058
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	388,873	45,972,566
iShares MSCI Canada ETF (a)	633,331	19,443,262
iShares MSCI EAFE ETF (a)	3,030,679	194,327,137
SPDR Barclays High Yield Bond ETF (a) (b)	503,434	20,227,978
SPDR Dow Jones International Real Estate ETF (b)	823,639	34,106,891
SPDR Gold Shares (a) (b) (c)	80,236	9,324,225
SPDR S&P 500 ETF Trust (a) (b)	1,837,845	362,092,222
SPDR S&P International Small Cap ETF (b)	893,935	29,222,735
SPDR S&P MidCap 400 ETF Trust (a) (b)	159,454	39,755,071
Technology Select Sector SPDR Fund (a) (b)	523,268	20,883,626
Vanguard REIT ETF (a)	662,658	47,611,977
Vanguard Total Bond Market ETF	123,731	10,137,281

Total Investment Company Securities (Cost $832,634,188)		974,598,653

Short-Term Investments—24.3%

Mutual Funds—24.3%
AIM STIT-STIC Prime Portfolio	17,656,637	17,656,637
State Street Navigator Securities Lending MET Portfolio (b) (d)	224,407,872	224,407,872

Total Short-Term Investments (Cost $242,064,509)		242,064,509

Total Investments—122.3% (Cost $1,074,698,697) (e)		1,216,663,162
Other assets and liabilities (net)—(22.3)%		(221,493,661)

Net Assets—100.0%		$995,169,501

(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $276,382,854 and the collateral received consisted of cash in the amount of $224,407,872 and non-cash collateral with a value of $58,556,505. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer.
(c)	Non-income producing security.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2014, the aggregate cost of investments was $1,074,698,697. The aggregate unrealized appreciation and depreciation of investments were $145,211,020 and $(3,246,555), respectively, resulting in net unrealized appreciation of $141,964,465.
(ETF)—	Exchange-Traded Fund

MIST-355

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities	$974,598,653	$—	$—	$974,598,653
Total Short-Term Investments*	242,064,509	—	—	242,064,509
Total Investments	$1,216,663,162	$—	$—	$1,216,663,162

Collateral for securities loaned (Liability)	$—	$(224,407,872)	$—	$(224,407,872)

*	See Schedule of Investments for additional detailed categorizations.

MIST-356

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.9%
Boeing Co. (The)	302,700	$38,557,926
Honeywell International, Inc.	446,800	41,606,016
Lockheed Martin Corp.	122,800	22,445,384
Raytheon Co.	371,900	37,792,478
United Technologies Corp.	757,000	79,939,200

		220,341,004

Airlines—2.1%
Southwest Airlines Co.	2,362,200	79,771,494

Automobiles—0.9%
General Motors Co.	1,074,900	34,332,306

Banks—11.4%
Bank of America Corp.	6,378,200	108,748,310
Fifth Third Bancorp	1,123,000	22,482,460
JPMorgan Chase & Co.	2,333,700	140,582,088
PNC Financial Services Group, Inc. (The)	385,500	32,991,090
U.S. Bancorp	1,393,400	58,285,922
Wells Fargo & Co.	1,237,800	64,204,686

		427,294,556

Beverages—1.4%
PepsiCo, Inc.	562,900	52,400,361

Biotechnology—1.2%
Amgen, Inc.	326,700	45,888,282

Capital Markets—5.3%
Ameriprise Financial, Inc.	289,000	35,656,820
Charles Schwab Corp. (The)	1,262,200	37,096,058
Goldman Sachs Group, Inc. (The)	35,600	6,535,092
Invesco, Ltd.	833,300	32,898,684
Morgan Stanley	2,463,500	85,163,195

		197,349,849

Chemicals—2.1%
Celanese Corp. - Series A	1,347,100	78,832,292

Commercial Services & Supplies—0.5%
Republic Services, Inc.	456,900	17,828,238

Communications Equipment—1.4%
Cisco Systems, Inc.	1,214,500	30,568,965
QUALCOMM, Inc.	312,000	23,328,240

		53,897,205

Construction Materials—0.7%
Vulcan Materials Co.	415,600	25,031,588

Consumer Finance—1.7%
American Express Co.	487,200	42,649,488
Navient Corp.	998,369	17,681,115
SLM Corp.	481,905	4,125,107

		64,455,710

Diversified Telecommunication Services—1.4%
AT&T, Inc.	1,473,900	51,940,236

Electric Utilities—2.6%
Entergy Corp.	562,900	43,529,057
Exelon Corp.	1,153,600	39,326,224
FirstEnergy Corp. (a)	383,000	12,857,310

		95,712,591

Electrical Equipment—0.5%
Emerson Electric Co.	318,600	19,937,988

Electronic Equipment, Instruments & Components—0.7%
TE Connectivity, Ltd.	494,000	27,313,260

Energy Equipment & Services—0.8%
Baker Hughes, Inc.	463,000	30,122,780

Food Products—0.6%
Kellogg Co.	359,000	22,114,400

Health Care Equipment & Supplies—1.2%
Covidien plc	526,600	45,556,166

Hotels, Restaurants & Leisure—1.7%
Carnival Corp.	1,593,900	64,026,963

Household Products—1.5%
Procter & Gamble Co. (The)	676,300	56,633,362

Independent Power and Renewable Electricity Producers—3.0%
AES Corp.	3,323,200	47,122,976
NRG Energy, Inc.	2,124,100	64,742,568

		111,865,544

Industrial Conglomerates—4.5%
3M Co.	510,300	72,299,304
General Electric Co.	3,747,100	96,000,702

		168,300,006

Insurance—4.5%
Allstate Corp. (The)	818,000	50,200,660
Marsh & McLennan Cos., Inc.	1,328,200	69,517,988
Progressive Corp. (The)	11,200	283,136
Prudential Financial, Inc.	181,200	15,934,728
XL Group plc	1,029,210	34,138,895

		170,075,407

IT Services—0.9%
Western Union Co. (The) (a)	2,049,000	32,865,960

Life Sciences Tools & Services—1.8%
Thermo Fisher Scientific, Inc.	550,700	67,020,190

Machinery—1.4%
Illinois Tool Works, Inc.	361,300	30,500,946

MIST-357

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Ingersoll-Rand plc	353,500	$19,923,260

		50,424,206

Media—3.8%
Comcast Corp. - Class A	197,300	10,610,794
Comcast Corp. - Special Class A	281,100	15,038,850
Time Warner Cable, Inc.	401,700	57,639,933
Time Warner, Inc.	776,300	58,385,523

		141,675,100

Multi-Utilities—1.8%
PG&E Corp.	1,466,700	66,060,168

Multiline Retail—1.4%
Kohl’s Corp. (a)	855,000	52,180,650

Oil, Gas & Consumable Fuels—10.5%
Anadarko Petroleum Corp.	185,400	18,806,976
Apache Corp.	797,600	74,870,712
Chevron Corp.	582,200	69,468,104
CONSOL Energy, Inc.	400,100	15,147,786
EQT Corp.	363,100	33,238,174
Exxon Mobil Corp.	701,700	65,994,885
Hess Corp.	503,500	47,490,120
Royal Dutch Shell plc - Class A (ADR)	521,900	39,732,247
Spectra Energy Corp.	760,800	29,869,008

		394,618,012

Paper & Forest Products—1.4%
International Paper Co.	1,109,400	52,962,756

Personal Products—0.5%
Avon Products, Inc. (a)	1,465,300	18,462,780

Pharmaceuticals—6.7%
Johnson & Johnson	697,600	74,357,184
Merck & Co., Inc.	1,520,100	90,111,528
Pfizer, Inc.	2,948,400	87,184,188

		251,652,900

Real Estate Investment Trusts—1.3%
Weyerhaeuser Co.	1,565,800	49,886,388

Road & Rail—2.8%
Canadian Pacific Railway, Ltd.	297,000	61,618,590
Union Pacific Corp.	392,600	42,565,692

		104,184,282

Semiconductors & Semiconductor Equipment—1.0%
Texas Instruments, Inc.	809,900	38,624,131

Software—2.1%
Microsoft Corp.	1,698,100	78,723,916

Specialty Retail—1.9%
Lowe’s Cos., Inc.	1,324,600	70,097,832

Tobacco—1.1%
Philip Morris International, Inc.	472,300	39,389,820

Total Common Stocks (Cost $2,690,513,456)		3,669,850,679

Short-Term Investments—4.0%

Mutual Funds—4.0%
State Street Navigator Securities Lending MET Portfolio (b)	85,539,621	85,539,621
T. Rowe Price Government Reserve Investment Fund (c)	65,010,966	65,010,966

Total Short-Term Investments (Cost $150,550,587)		150,550,587

Total Investments—102.0% (Cost $2,841,064,043) (d)		3,820,401,266
Other assets and liabilities (net)—(2.0)%		(75,925,167)

Net Assets—100.0%		$3,744,476,099

(a)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $83,249,269 and the collateral received consisted of cash in the amount of $85,539,621. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(c)	Affiliated Issuer.
(d)	As of September 30, 2014, the aggregate cost of investments was $2,841,064,043. The aggregate unrealized appreciation and depreciation of investments were $1,011,612,153 and $(32,274,930), respectively, resulting in net unrealized appreciation of $979,337,223.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-358

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,669,850,679	$—	$—	$3,669,850,679
Total Short-Term Investments*	150,550,587	—	—	150,550,587
Total Investments	$3,820,401,266	$—	$—	$3,820,401,266

Collateral for securities loaned (Liability)	$—	$(85,539,621)	$—	$(85,539,621)

*	See Schedule of Investments for additional detailed categorizations.

MIST-359

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—94.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
DigitalGlobe, Inc. (a)	399,000	$11,371,500
Textron, Inc.	727,000	26,164,730

		37,536,230

Automobiles—1.0%
Harley-Davidson, Inc.	182,000	10,592,400
Tesla Motors, Inc. (a) (b)	25,000	6,067,000

		16,659,400

Biotechnology—3.5%
Alkermes plc (a)	383,000	16,419,210
Alnylam Pharmaceuticals, Inc. (a) (b)	74,000	5,779,400
Cubist Pharmaceuticals, Inc. (a)	54,000	3,582,360
Incyte Corp. (a)	149,000	7,308,450
Pharmacyclics, Inc. (a) (b)	47,000	5,519,210
Puma Biotechnology, Inc. (a) (b)	33,000	7,872,810
Seattle Genetics, Inc. (a) (b)	33,000	1,226,940
Vertex Pharmaceuticals, Inc. (a)	93,000	10,444,830

		58,153,210

Capital Markets—1.7%
LPL Financial Holdings, Inc.	221,000	10,177,050
TD Ameritrade Holding Corp.	514,000	17,152,180

		27,329,230

Chemicals—0.8%
Celanese Corp. - Series A	145,000	8,485,400
RPM International, Inc.	106,000	4,852,680

		13,338,080

Communications Equipment—2.1%
JDS Uniphase Corp. (a)	1,015,000	12,992,000
Motorola Solutions, Inc.	349,000	22,084,720

		35,076,720

Construction & Engineering—0.4%
Quanta Services, Inc. (a)	181,000	6,568,490

Construction Materials—0.7%
Martin Marietta Materials, Inc.	91,000	11,733,540

Containers & Packaging—0.6%
Ball Corp.	146,000	9,237,420

Diversified Financial Services—2.5%
CBOE Holdings, Inc.	294,000	15,736,350
Intercontinental Exchange, Inc.	76,000	14,823,800
MSCI, Inc. (a)	246,000	11,566,920

		42,127,070

Electrical Equipment—4.1%
Acuity Brands, Inc.	112,000	13,183,520
AMETEK, Inc.	364,000	18,276,440
Babcock & Wilcox Co. (The)	647,000	17,915,430

Electrical Equipment—(Continued)
Sensata Technologies Holding NV (a)	404,000	17,990,120

		67,365,510

Electronic Equipment, Instruments & Componens—1.1%
Cognex Corp. (a)	37,000	1,489,990
FEI Co.	129,000	9,729,180
Trimble Navigation, Ltd. (a)	256,000	7,808,000

		19,027,170

Food & Staples Retailing—1.5%
Rite Aid Corp. (a)	2,038,000	9,863,920
Sprouts Farmers Market, Inc. (a) (b)	258,000	7,500,060
Whole Foods Market, Inc. (b)	183,000	6,974,130

		24,338,110

Food Products—1.8%
TreeHouse Foods, Inc. (a)	127,000	10,223,500
WhiteWave Foods Co. (The) - Class A (a)	539,000	19,581,870

		29,805,370

Health Care Equipment & Supplies—7.7%
Align Technology, Inc. (a)	79,000	4,082,720
CareFusion Corp. (a)	473,000	21,403,250
Cooper Cos., Inc. (The)	137,000	21,337,750
DENTSPLY International, Inc.	503,000	22,936,800
IDEXX Laboratories, Inc. (a) (b)	128,000	15,082,240
Intuitive Surgical, Inc. (a)	49,000	22,629,180
Sirona Dental Systems, Inc. (a)	73,000	5,597,640
Teleflex, Inc. (b)	147,000	15,440,880

		128,510,460

Health Care Providers & Services—3.0%
Envision Healthcare Holdings, Inc. (a)	236,000	8,184,480
Henry Schein, Inc. (a)	147,000	17,121,090
MEDNAX, Inc. (a)	181,000	9,922,420
Universal Health Services, Inc. - Class B	146,000	15,257,000

		50,484,990

Health Care Technology—0.3%
IMS Health Holdings, Inc. (a) (b)	102,000	2,671,380
Veeva Systems, Inc. - Class A (a) (b)	74,000	2,084,580

		4,755,960

Hotels, Restaurants & Leisure—3.6%
Aramark	127,000	3,340,100
Chipotle Mexican Grill, Inc. (a)	15,000	9,998,850
Choice Hotels International, Inc. (b)	218,000	11,336,000
Marriott International, Inc. - Class A (b)	218,000	15,238,200
Norwegian Cruise Line Holdings, Ltd. (a)	553,000	19,919,060

		59,832,210

Household Durables—0.4%
Harman International Industries, Inc.	74,000	7,254,960

MIST-360

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power and Renewabe Electricity Producers—0.7%
Calpine Corp. (a)	511,000	$11,088,700

Industrial Conglomerates—1.3%
Roper Industries, Inc.	147,000	21,504,630

Insurance—3.2%
FNF Group	710,000	19,695,400
HCC Insurance Holdings, Inc.	290,000	14,004,100
Progressive Corp. (The)	543,000	13,727,040
Willis Group Holdings plc	148,000	6,127,200

		53,553,740

Internet & Catalog Retail—0.7%
Coupons.com, Inc. (a) (b)	258,000	3,085,680
Netflix, Inc. (a)	11,000	4,962,980
TripAdvisor, Inc. (a)	38,000	3,473,960

		11,522,620

Internet Software & Services—2.5%
Akamai Technologies, Inc. (a)	127,000	7,594,600
Atlassian, Inc. - Class A, Ordinary Restricted Depository Receipt (a) (c) (d)	15,101	241,616
Atlassian, Inc. - Class A, Ordinary Unrestricted From B Ordinary Depository Receipt (a) (c) (d)	10,403	166,448
Atlassian, Inc. - Class A, Ordinary Unrestricted From B Preference Depository Receipt (a) (c) (d)	54,328	869,248
Atlassian, Inc. - Series 1, Restricted Receipt (a) (c) (d)	26,508	424,128
Atlassian, Inc. - Series A, Preference Depository Receipt (a) (c) (d)	52,487	839,792
Atlassian, Inc., - Series 2, Depository Receipt (a) (c) (d)	70,977	1,135,632
LinkedIn Corp. - Class A (a)	22,000	4,571,380
Rackspace Hosting, Inc. (a) (b)	182,000	5,924,100
VeriSign, Inc. (a) (b)	364,000	20,063,680

		41,830,624

IT Services—6.1%
CoreLogic, Inc. (a)	423,000	11,450,610
Fidelity National Information Services, Inc.	185,000	10,415,500
Fiserv, Inc. (a)	509,000	32,899,215
Gartner, Inc. (a)	254,000	18,661,380
Global Payments, Inc.	211,000	14,744,680
Vantiv, Inc. - Class A (a)	435,000	13,441,500

		101,612,885

Life Sciences Tools & Services—3.5%
Agilent Technologies, Inc.	400,000	22,792,000
Bruker Corp. (a)	583,000	10,794,245
Covance, Inc. (a)	160,000	12,592,000
Illumina, Inc. (a)	51,000	8,359,920
Mettler-Toledo International, Inc. (a)	16,000	4,098,080

		58,636,245

Machinery—5.6%
Colfax Corp. (a)	193,000	10,995,210
IDEX Corp.	330,000	23,882,100
Nordson Corp.	74,000	5,629,180
Pall Corp.	293,000	24,524,100
Rexnord Corp. (a)	382,000	10,867,900
WABCO Holdings, Inc. (a)	92,000	8,367,400
Xylem, Inc.	240,000	8,517,600

		92,783,490

Media—0.7%
Aimia, Inc.	222,000	3,367,811
Charter Communications, Inc. - Class A (a)	54,000	8,173,980

		11,541,791

Metals & Mining—1.1%
Agnico-Eagle Mines, Ltd.	127,000	3,686,810
Franco-Nevada Corp.	299,000	14,675,682

		18,362,492

Multiline Retail—0.6%
Dollar General Corp. (a)	166,000	10,144,260

Oil, Gas & Consumable Fuels—6.5%
Athlon Energy, Inc. (a)	167,000	9,724,410
Concho Resources, Inc. (a)	110,000	13,792,900
CONSOL Energy, Inc.	274,000	10,373,640
EQT Corp.	256,000	23,434,240
Pioneer Natural Resources Co.	58,000	11,424,260
Range Resources Corp.	273,000	18,512,130
SM Energy Co.	145,000	11,310,000
WPX Energy, Inc. (a)	368,000	8,854,080

		107,425,660

Pharmaceuticals—1.6%
Catalent, Inc. (a)	362,000	9,060,860
Hospira, Inc. (a)	329,000	17,117,870

		26,178,730

Professional Services—4.6%
Equifax, Inc.	220,000	16,442,800
IHS, Inc. - Class A (a)	234,000	29,294,460
Manpowergroup, Inc.	164,000	11,496,400
Towers Watson & Co. - Class A	40,000	3,980,000
Verisk Analytics, Inc. - Class A (a)	237,000	14,430,930

		75,644,590

Real Estate Management & Development—1.0%
Jones Lang LaSalle, Inc.	127,000	16,045,180

Road & Rail—2.2%
Hertz Global Holdings, Inc. (a)	364,000	9,241,960
J.B. Hunt Transport Services, Inc.	177,000	13,106,850
Kansas City Southern	115,000	13,938,000

		36,286,810

MIST-361

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—3.0%
Altera Corp.	727,000	$26,012,060
Atmel Corp. (a)	1,088,000	8,791,040
Microchip Technology, Inc. (b)	146,000	6,895,580
Xilinx, Inc.	199,000	8,427,650

		50,126,330

Software—3.4%
Concur Technologies, Inc. (a) (b)	10,800	1,369,656
FactSet Research Systems, Inc. (b)	147,000	17,864,910
Guidewire Software, Inc. (a) (b)	26,000	1,152,840
Mobileye NV (a) (b)	129,500	6,939,905
Red Hat, Inc. (a)	382,000	21,449,300
ServiceNow, Inc. (a)	74,000	4,349,720
Workday, Inc. - Class A (a) (b)	37,000	3,052,500

		56,178,831

Specialty Retail—4.8%
AutoZone, Inc. (a)	36,600	18,653,556
CarMax, Inc. (a) (b)	545,000	25,315,250
Five Below, Inc. (a) (b)	48,000	1,901,280
L Brands, Inc.	163,000	10,917,740
Michaels Cos., Inc. (The) (a) (b)	197,000	3,443,560
O’Reilly Automotive, Inc. (a)	127,000	19,095,720

		79,327,106

Technology Hardware, Storage & Peripherals—0.1%
Stratasys, Ltd. (a) (b)	18,000	2,174,040

Textiles, Apparel & Luxury Goods—1.1%
Hanesbrands, Inc.	110,000	11,818,400
Wolverine World Wide, Inc. (b)	252,000	6,315,120

		18,133,520

Trading Companies & Distributors—1.0%
Fastenal Co. (b)	364,000	16,343,600

Wireless Telecommunication Services—0.2%
T-Mobile U.S., Inc. (a)	118,600	3,423,982

Total Common Stocks (Cost $1,071,071,687)		1,569,003,986

Convertible Preferred Stock—0.0%

Internet Software & Services—0.0%
LivingSocial, Inc. - Series E (a) (c) (d) (Cost $4,280,576)	757,490	333,296

Short-Term Investments—17.2%
Security Description	Shares	Value

Mutual Funds—17.2%
State Street Navigator Securities Lending MET Portfolio (e)	195,497,544	195,497,544
T. Rowe Price Government Reserve Investment Fund (f)	90,455,081	90,455,081

Total Short-Term Investments (Cost $285,952,625)		285,952,625

Total Investments—111.8% (Cost $1,361,304,888) (g)		1,855,289,907
Other assets and liabilities (net)—(11.8)%		(195,674,342)

Net Assets—100.0%		$1,659,615,565

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $191,247,247 and the collateral received consisted of cash in the amount of $195,497,544 and non-cash collateral with a value of $2,240,510. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent 0.2% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2014, the market value of restricted securities was $4,010,160, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	Affiliated Issuer.
(g)	As of September 30, 2014, the aggregate cost of investments was $1,361,304,888. The aggregate unrealized appreciation and depreciation of investments were $515,616,981 and $(21,631,962), respectively, resulting in net unrealized appreciation of $493,985,019.

MIST-362

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Atlassian, Inc. - Class A, Ordinary Restricted Depository Receipt	04/09/14	15,101	$241,616	$241,616
Atlassian, Inc. - Class A, Ordinary Unrestricted From B Ordinary Depository Receipt	04/09/14	10,403	166,448	166,448
Atlassian, Inc. - Class A, Ordinary Unrestricted From B Preference Depository Receipt	04/09/14	54,328	869,248	869,248
Atlassian, Inc. - Series 1, Restricted Receipt	04/09/14	26,508	424,128	424,128
Atlassian, Inc. - Series A, Preference Depository Receipt	04/09/14	52,487	839,792	839,792
Atlassian, Inc., - Series 2, Depository Receipt	04/09/14	70,977	1,135,632	1,135,632
LivingSocial, Inc. - Series E	04/01/11	757,490	4,280,576	333,296

				$4,010,160

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$37,536,230	$—	$—	$37,536,230
Automobiles	16,659,400	—	—	16,659,400
Biotechnology	58,153,210	—	—	58,153,210
Capital Markets	27,329,230	—	—	27,329,230
Chemicals	13,338,080	—	—	13,338,080
Communications Equipment	35,076,720	—	—	35,076,720
Construction & Engineering	6,568,490	—	—	6,568,490
Construction Materials	11,733,540	—	—	11,733,540
Containers & Packaging	9,237,420	—	—	9,237,420
Diversified Financial Services	42,127,070	—	—	42,127,070
Electrical Equipment	67,365,510	—	—	67,365,510
Electronic Equipment, Instruments & Components	19,027,170	—	—	19,027,170
Food & Staples Retailing	24,338,110	—	—	24,338,110
Food Products	29,805,370	—	—	29,805,370
Health Care Equipment & Supplies	128,510,460	—	—	128,510,460
Health Care Providers & Services	50,484,990	—	—	50,484,990
Health Care Technology	4,755,960	—	—	4,755,960
Hotels, Restaurants & Leisure	59,832,210	—	—	59,832,210
Household Durables	7,254,960	—	—	7,254,960
Independent Power and Renewable Electricity Producers	11,088,700	—	—	11,088,700
Industrial Conglomerates	21,504,630	—	—	21,504,630
Insurance	53,553,740	—	—	53,553,740
Internet & Catalog Retail	11,522,620	—	—	11,522,620

MIST-363

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet Software & Services	$38,153,760	$—	$3,676,864	$41,830,624
IT Services	101,612,885	—	—	101,612,885
Life Sciences Tools & Services	58,636,245	—	—	58,636,245
Machinery	92,783,490	—	—	92,783,490
Media	11,541,791	—	—	11,541,791
Metals & Mining	18,362,492	—	—	18,362,492
Multiline Retail	10,144,260	—	—	10,144,260
Oil, Gas & Consumable Fuels	107,425,660	—	—	107,425,660
Pharmaceuticals	26,178,730	—	—	26,178,730
Professional Services	75,644,590	—	—	75,644,590
Real Estate Management & Development	16,045,180	—	—	16,045,180
Road & Rail	36,286,810	—	—	36,286,810
Semiconductors & Semiconductor Equipment	50,126,330	—	—	50,126,330
Software	56,178,831	—	—	56,178,831
Specialty Retail	79,327,106	—	—	79,327,106
Technology Hardware, Storage & Peripherals	2,174,040	—	—	2,174,040
Textiles, Apparel & Luxury Goods	18,133,520	—	—	18,133,520
Trading Companies & Distributors	16,343,600	—	—	16,343,600
Wireless Telecommunication Services	3,423,982	—	—	3,423,982
Total Common Stocks	1,565,327,122	—	3,676,864	1,569,003,986
Total Convertible Preferred Stock*	—	—	333,296	333,296
Total Short-Term Investments*	285,952,625	—	—	285,952,625
Total Investments	$1,851,279,747	$—	$4,010,160	$1,855,289,907

Collateral for securities loaned (Liability)	$—	$(195,497,544)	$—	$(195,497,544)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2013	Change in Unrealized Depreciation	Purchases	Transfers Out	Balance as of September 30, 2014	Change in Unrealized Appreciation/(Depreciation) from Investments Still Held at September 30, 2014
Common Stock
Internet Software & Services	$—	$0	$3,676,864	$—	$3,676,864	$0
Convertible Preferred Stocks
Internet Software & Services	3,891,933	(121,198)	—	(3,437,439)	333,296	(121,198)

Total	$3,891,933	$(121,198)	$3,676,864	$(3,437,439)	$4,010,160	$(121,198)

Transfers out of Level 3 were due to the initial public offering of the securities, which resulted in the trading of the securities on a recognized exchange and the availability of quoted prices in an active market.

MIST-364

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—89.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Cubic Corp.	346,227	$16,203,423

Auto Components—2.4%
Cooper Tire & Rubber Co.	449,200	12,892,040
Standard Motor Products, Inc.	437,721	15,070,734

		27,962,774

Banks—7.3%
City National Corp.	172,200	13,030,374
Commerce Bancshares, Inc.	382,515	17,077,382
Cullen/Frost Bankers, Inc.	133,480	10,212,555
Prosperity Bancshares, Inc.	362,585	20,728,984
UMB Financial Corp.	330,552	18,031,612
Valley National Bancorp	582,406	5,643,514

		84,724,421

Capital Markets—4.9%
Dundee Corp. - Class A (a)	1,044,488	15,826,565
Legg Mason, Inc.	457,739	23,417,927
Westwood Holdings Group, Inc.	315,624	17,892,725

		57,137,217

Chemicals—5.4%
Axiall Corp.	443,794	15,892,263
LSB Industries, Inc. (a)	579,071	20,678,625
Stepan Co.	400,644	17,780,581
Tredegar Corp.	468,962	8,633,591

		62,985,060

Commercial Services & Supplies—7.5%
ABM Industries, Inc.	433,566	11,138,311
Multi-Color Corp.	409,910	18,642,707
Tetra Tech, Inc.	829,736	20,726,805
UniFirst Corp.	256,665	24,791,272
United Stationers, Inc.	309,800	11,639,186

		86,938,281

Communications Equipment—1.5%
InterDigital, Inc.	441,148	17,566,513

Construction & Engineering—1.8%
EMCOR Group, Inc.	527,833	21,092,207

Diversified Financial Services—2.2%
Ackermans & van Haaren NV	119,266	14,723,088
Leucadia National Corp.	431,859	10,295,518

		25,018,606

Electrical Equipment—3.6%
Encore Wire Corp.	142,017	5,267,411
EnerSys	333,219	19,539,962
Regal-Beloit Corp.	257,814	16,564,549

		41,371,922

Electronic Equipment, Instruments & Components—4.3%
Anixter International, Inc.	126,893	10,765,602
Ingram Micro, Inc. - Class A (a)	432,944	11,174,285
Insight Enterprises, Inc. (a)	551,862	12,488,637
Rofin-Sinar Technologies, Inc. (a)	664,876	15,332,040

		49,760,564

Energy Equipment & Services—1.6%
Era Group, Inc. (a)	353,621	7,691,257
SEACOR Holdings, Inc. (a)	144,204	10,786,459

		18,477,716

Food Products—1.8%
Alico, Inc.	85,892	3,272,485
Darling Ingredients, Inc. (a)	937,106	17,167,782

		20,440,267

Health Care Equipment & Supplies—1.1%
Teleflex, Inc.	119,050	12,505,012

Health Care Providers & Services—3.8%
Brookdale Senior Living, Inc. (a)	433,756	13,975,618
Patterson Cos., Inc.	450,800	18,676,644
VCA, Inc. (a)	293,901	11,559,127

		44,211,389

Health Care Technology—1.5%
Allscripts Healthcare Solutions, Inc. (a)	1,314,934	17,639,840

Hotels, Restaurants & Leisure—1.2%
Vail Resorts, Inc.	167,014	14,490,135

Insurance—5.8%
Alleghany Corp. (a)	43,894	18,354,276
Arch Capital Group, Ltd. (a)	263,311	14,408,378
HCC Insurance Holdings, Inc.	708,841	34,229,932

		66,992,586

IT Services—8.3%
Broadridge Financial Solutions, Inc.	231,074	9,619,611
CSG Systems International, Inc.	777,612	20,435,643
ExlService Holdings, Inc. (a)	374,673	9,145,768
Genpact, Ltd. (a)	1,295,538	21,143,180
ManTech International Corp. - Class A	303,215	8,171,644
Syntel, Inc. (a)	309,759	27,240,207

		95,756,053

Machinery—4.0%
Actuant Corp. - Class A	501,700	15,311,884
Alamo Group, Inc.	314,315	12,886,915
Kennametal, Inc.	201,453	8,322,024
LB Foster Co. - Class A	45,498	2,090,178
Oshkosh Corp.	188,376	8,316,800

		46,927,801

MIST-365

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—1.6%
Madison Square Garden Co. (The) - Class A (a)	276,525	$18,283,833

Metals & Mining—3.2%
Kaiser Aluminum Corp.	228,026	17,380,141
SunCoke Energy, Inc. (a)	893,235	20,053,126

		37,433,267

Oil, Gas & Consumable Fuels—2.9%
SemGroup Corp. - Class A	139,683	11,631,403
World Fuel Services Corp.	557,855	22,269,572

		33,900,975

Paper & Forest Products—1.2%
PH Glatfelter Co.	644,023	14,136,305

Professional Services—2.5%
FTI Consulting, Inc. (a)	618,521	21,623,494
ICF International, Inc. (a)	229,433	7,064,242

		28,687,736

Real Estate Investment Trusts—2.5%
Excel Trust, Inc.	163,568	1,925,195
Post Properties, Inc.	264,443	13,576,504
Tanger Factory Outlet Centers, Inc.	394,042	12,893,054

		28,394,753

Real Estate Management & Development—0.5%
Forestar Group, Inc. (a)	321,395	5,695,119

Software—2.3%
Progress Software Corp. (a)	1,095,112	26,184,128

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—0.9%
CST Brands, Inc.	283,084	10,176,870

Total Common Stocks (Cost $903,619,222)		1,031,094,773

Investment Company Security—1.8%
JZ Capital Partners, Ltd. (b) (Cost $23,536,089)	3,092,000	21,251,429

Short-Term Investment—8.8%

Repurchase Agreement—8.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $101,584,968 on 10/01/14, collateralized by $103,490,000 U.S. Treasury Note at 0.250% due 08/15/15 with a value of $103,619,363.	101,584,968	101,584,968

Total Short-Term Investment (Cost $101,584,968)		101,584,968

Total Investments—99.6% (Cost $1,028,740,279) (c)		1,153,931,170
Other assets and liabilities (net)—0.4%		4,351,411

Net Assets—100.0%		$1,158,282,581

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Illiquid security. As of September 30, 2014, these securities represent 1.8% of net assets.
(c)	As of September 30, 2014, the aggregate cost of investments was $1,028,740,279. The aggregate unrealized appreciation and depreciation of investments were $154,352,288 and $(29,161,397), respectively, resulting in net unrealized appreciation of $125,190,891.

MIST-366

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$16,203,423	$—	$—	$16,203,423
Auto Components	27,962,774	—	—	27,962,774
Banks	84,724,421	—	—	84,724,421
Capital Markets	57,137,217	—	—	57,137,217
Chemicals	62,985,060	—	—	62,985,060
Commercial Services & Supplies	86,938,281	—	—	86,938,281
Communications Equipment	17,566,513	—	—	17,566,513
Construction & Engineering	21,092,207	—	—	21,092,207
Diversified Financial Services	10,295,518	14,723,088	—	25,018,606
Electrical Equipment	41,371,922	—	—	41,371,922
Electronic Equipment, Instruments & Components	49,760,564	—	—	49,760,564
Energy Equipment & Services	18,477,716	—	—	18,477,716
Food Products	20,440,267	—	—	20,440,267
Health Care Equipment & Supplies	12,505,012	—	—	12,505,012
Health Care Providers & Services	44,211,389	—	—	44,211,389
Health Care Technology	17,639,840	—	—	17,639,840
Hotels, Restaurants & Leisure	14,490,135	—	—	14,490,135
Insurance	66,992,586	—	—	66,992,586
IT Services	95,756,053	—	—	95,756,053
Machinery	46,927,801	—	—	46,927,801
Media	18,283,833	—	—	18,283,833
Metals & Mining	37,433,267	—	—	37,433,267
Oil, Gas & Consumable Fuels	33,900,975	—	—	33,900,975
Paper & Forest Products	14,136,305	—	—	14,136,305
Professional Services	28,687,736	—	—	28,687,736
Real Estate Investment Trusts	28,394,753	—	—	28,394,753
Real Estate Management & Development	5,695,119	—	—	5,695,119
Software	26,184,128	—	—	26,184,128
Specialty Retail	10,176,870	—	—	10,176,870
Total Common Stocks	1,016,371,685	14,723,088	—	1,031,094,773
Total Investment Company Security	—	21,251,429	—	21,251,429
Total Short-Term Investment*	—	101,584,968	—	101,584,968
Total Investments	$1,016,371,685	$137,559,485	$—	$1,153,931,170

*	See Schedule of Investments for additional detailed categorizations.

MIST-367

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.0%
Boeing Co. (The)	62,610	$7,975,262
General Dynamics Corp.	61,630	7,832,557
Honeywell International, Inc.	257,285	23,958,379
Lockheed Martin Corp.	77,920	14,242,217
Precision Castparts Corp.	27,820	6,590,002
Raytheon Co.	111,060	11,285,917
United Technologies Corp.	212,655	22,456,368

		94,340,702

Air Freight & Logistics—0.3%
FedEx Corp.	45,300	7,313,685
UTi Worldwide, Inc. (a) (b)	96,670	1,027,602

		8,341,287

Airlines—0.1%
American Airlines Group, Inc.	32,210	1,142,811
Delta Air Lines, Inc.	67,480	2,439,402

		3,582,213

Automobiles—0.6%
Harley-Davidson, Inc.	227,658	13,249,696

Banks—6.4%
Citigroup, Inc.	1,114,620	57,759,609
PNC Financial Services Group, Inc. (The)	374,840	32,078,807
Wells Fargo & Co.	1,121,160	58,154,569
Zions Bancorporation	116,240	3,377,934

		151,370,919

Beverages—2.8%
Anheuser-Busch InBev NV (ADR)	220,319	24,422,361
Coca-Cola Co. (The)	319,400	13,625,604
Diageo plc (ADR)	83,613	9,648,941
Monster Beverage Corp. (a)	202,354	18,549,791

		66,246,697

Biotechnology—2.4%
Affimed Therapeutics B.V. (a) (b)	96,800	609,840
Alkermes plc (a)	197,120	8,450,534
Alnylam Pharmaceuticals, Inc. (a) (b)	12,520	977,812
Arena Pharmaceuticals, Inc. (a) (b)	372,940	1,562,619
BioCryst Pharmaceuticals, Inc. (a)	164,780	1,611,548
Exelixis, Inc. (a) (b)	48,120	73,624
Genocea Biosciences, Inc. (a) (b)	47,339	428,418
Gilead Sciences, Inc. (a)	103,750	11,044,188
GlycoMimetics, Inc. (a)	108,511	753,066
Incyte Corp. (a) (b)	10,700	524,835
Ironwood Pharmaceuticals, Inc. (a) (b)	122,503	1,587,026
Karyopharm Therapeutics, Inc. (a) (b)	22,840	798,030
Kite Pharma, Inc. (a) (b)	24,800	706,800
Novavax, Inc. (a) (b)	165,270	689,176
NPS Pharmaceuticals, Inc. (a)	61,410	1,596,660
Otonomy, Inc. (a) (b)	31,300	751,200
PTC Therapeutics, Inc. (a) (b)	29,280	1,288,613
Puma Biotechnology, Inc. (a) (b)	3,400	811,138

Biotechnology—(Continued)
Regeneron Pharmaceuticals, Inc. (a)	49,140	17,715,953
Seattle Genetics, Inc. (a) (b)	15,330	569,969
TESARO, Inc. (a) (b)	41,690	1,122,295
Trevena, Inc. (a)	140,510	902,074
Ultragenyx Pharmaceutical, Inc. (a) (b)	18,280	1,034,648
Versartis, Inc. (a) (b)	11,600	220,284

		55,830,350

Capital Markets—1.7%
Ameriprise Financial, Inc.	112,410	13,869,146
BlackRock, Inc.	27,930	9,169,978
Moelis & Co. (b)	52,876	1,805,715
Northern Trust Corp.	92,390	6,285,292
Raymond James Financial, Inc.	56,550	3,029,949
TD Ameritrade Holding Corp. (b)	110,190	3,677,040
Virtus Investment Partners, Inc.	10,665	1,852,510
WisdomTree Investments, Inc. (a) (b)	157,600	1,793,488

		41,483,118

Chemicals—1.8%
Cabot Corp.	114,900	5,833,473
Celanese Corp. - Series A	130,430	7,632,764
Dow Chemical Co. (The)	185,600	9,732,864
LyondellBasell Industries NV - Class A	70,400	7,649,664
Sherwin-Williams Co. (The)	59,400	13,008,006

		43,856,771

Commercial Services & Supplies—0.1%
Clean Harbors, Inc. (a) (b)	50,210	2,707,323

Communications Equipment—1.4%
Cisco Systems, Inc.	1,365,520	34,370,138

Construction & Engineering—0.3%
AECOM Technology Corp. (a) (b)	113,490	3,830,287
Jacobs Engineering Group, Inc. (a)	27,640	1,349,385
URS Corp. (b)	26,910	1,550,285

		6,729,957

Consumer Finance—0.7%
Santander Consumer USA Holdings, Inc.	942,260	16,781,651

Containers & Packaging—0.9%
Ball Corp.	272,990	17,272,077
Owens-Illinois, Inc. (a)	164,400	4,282,620

		21,554,697

Diversified Financial Services—0.1%
MSCI, Inc. (a)	50,532	2,376,015

Electric Utilities—3.3%
Duke Energy Corp.	261,110	19,523,195
Edison International	144,420	8,075,966
Exelon Corp. (b)	200,520	6,835,727
FirstEnergy Corp.	12,200	409,554

MIST-368

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
ITC Holdings Corp.	92,690	$3,302,545
NextEra Energy, Inc.	207,750	19,503,570
Northeast Utilities	105,960	4,694,028
Pinnacle West Capital Corp.	64,960	3,549,414
Southern Co. (The)	258,305	11,275,013

		77,169,012

Electrical Equipment—0.5%
Eaton Corp. plc	180,950	11,466,802

Energy Equipment & Services—0.7%
Baker Hughes, Inc.	119,130	7,750,598
Halliburton Co.	73,150	4,718,906
Nabors Industries, Ltd.	113,450	2,582,122
Patterson-UTI Energy, Inc.	82,200	2,673,966

		17,725,592

Food & Staples Retailing—1.4%
CVS Health Corp.	248,410	19,770,952
Walgreen Co.	218,720	12,963,534

		32,734,486

Food Products—1.8%
Ingredion, Inc.	33,817	2,562,990
Kraft Foods Group, Inc.	43,151	2,433,716
Mondelez International, Inc. - Class A	780,860	26,756,168
Post Holdings, Inc. (a) (b)	115,622	3,836,338
Snyders-Lance, Inc. (b)	105,155	2,786,608
SunOpta, Inc. (a)	311,408	3,758,695

		42,134,515

Health Care Equipment & Supplies—3.4%
Abbott Laboratories	117,680	4,894,311
Covidien plc	266,140	23,023,771
Medtronic, Inc.	390,890	24,215,636
Ocular Therapeutix, Inc. (a)	64,800	970,056
St. Jude Medical, Inc.	288,010	17,318,041
Stryker Corp.	129,800	10,481,350

		80,903,165

Health Care Providers & Services—3.4%
Aetna, Inc.	214,830	17,401,230
Cardinal Health, Inc.	110,400	8,271,168
Cigna Corp.	109,128	9,896,818
HCA Holdings, Inc. (a)	257,490	18,158,195
McKesson Corp.	86,280	16,796,128
UnitedHealth Group, Inc.	109,984	9,486,120

		80,009,659

Hotels, Restaurants & Leisure—1.6%
Hilton Worldwide Holdings, Inc. (a)	283,035	6,971,152
Las Vegas Sands Corp.	50,440	3,137,872
Norwegian Cruise Line Holdings, Ltd. (a)	113,940	4,104,119
Starbucks Corp.	123,100	9,289,126

Hotels, Restaurants & Leisure—(Continued)
Wyndham Worldwide Corp.	168,720	13,710,187

		37,212,456

Household Durables—0.2%
Tempur Sealy International, Inc. (a)	101,100	5,678,787

Household Products—0.2%
Colgate-Palmolive Co.	81,685	5,327,496
Energizer Holdings, Inc.	700	86,247

		5,413,743

Independent Power and Renewable Electricity Producers—0.1%
NRG Energy, Inc.	99,890	3,044,647
Pattern Energy Group, Inc.	20,460	632,623

		3,677,270

Industrial Conglomerates—1.2%
Danaher Corp.	371,810	28,250,124

Insurance—5.6%
Allstate Corp. (The)	184,780	11,339,949
American International Group, Inc.	484,990	26,199,160
Assured Guaranty, Ltd.	341,870	7,575,839
Hartford Financial Services Group, Inc. (The)	477,008	17,768,548
Marsh & McLennan Cos., Inc.	449,540	23,528,924
Principal Financial Group, Inc.	294,320	15,442,970
Prudential Financial, Inc.	164,200	14,439,748
XL Group plc	489,060	16,222,120

		132,517,258

Internet & Catalog Retail—1.2%
Amazon.com, Inc. (a)	66,630	21,484,177
Netflix, Inc. (a) (b)	13,695	6,178,910

		27,663,087

Internet Software & Services—1.4%
Akamai Technologies, Inc. (a)	139,869	8,364,166
Envestnet, Inc. (a) (b)	46,961	2,113,245
Facebook, Inc. - Class A (a)	180,010	14,227,991
Google, Inc. - Class C (a)	784	452,650
Yelp, Inc. (a) (b)	112,320	7,665,840

		32,823,892

IT Services—3.4%
Accenture plc - Class A	142,578	11,594,443
Automatic Data Processing, Inc.	174,360	14,485,829
Cognizant Technology Solutions Corp. - Class A (a)	200,813	8,990,398
EVERTEC, Inc.	178,020	3,976,967
Global Payments, Inc.	71,260	4,979,649
Heartland Payment Systems, Inc. (b)	138,967	6,631,505
Visa, Inc. - Class A	105,255	22,458,259
WEX, Inc. (a)	78,874	8,701,380

		81,818,430

MIST-369

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—0.1%
Arctic Cat, Inc. (b)	66,305	$2,308,740

Life Sciences Tools & Services—0.7%
Agilent Technologies, Inc.	108,300	6,170,934
Thermo Fisher Scientific, Inc.	78,780	9,587,526

		15,758,460

Machinery—1.8%
Dover Corp.	119,380	9,589,795
Illinois Tool Works, Inc.	209,440	17,680,925
Luxfer Holdings plc (ADR)	129,900	2,242,074
Pentair plc	201,240	13,179,208

		42,692,002

Media—3.7%
Charter Communications, Inc. - Class A (a)	64,900	9,823,913
Comcast Corp. - Class A	389,170	20,929,563
DIRECTV (a)	311,350	26,938,002
DreamWorks Animation SKG, Inc. - Class A (a) (b)	44,120	1,203,152
Interpublic Group of Cos., Inc. (The)	195,569	3,582,824
Markit, Ltd. (a)	70,030	1,635,200
Time Warner, Inc.	1,815	136,506
Twenty-First Century Fox, Inc. - Class A	351,630	12,057,393
Walt Disney Co. (The)	137,526	12,243,940

		88,550,493

Metals & Mining—0.3%
Allegheny Technologies, Inc.	56,900	2,110,990
Nucor Corp.	28,305	1,536,395
Reliance Steel & Aluminum Co.	41,700	2,852,280
Universal Stainless & Alloy Products, Inc. (a) (b)	9,435	248,707

		6,748,372

Multi-Utilities—0.8%
Ameren Corp.	139,250	5,337,453
DTE Energy Co.	54,300	4,131,144
PG&E Corp.	152,700	6,877,608
Public Service Enterprise Group, Inc.	72,600	2,703,624

		19,049,829

Multiline Retail—0.6%
Dollar General Corp. (a)	93,700	5,726,007
Dollar Tree, Inc. (a)	133,115	7,463,758

		13,189,765

Oil, Gas & Consumable Fuels—7.4%
Alon USA Energy, Inc. (b)	624,706	8,970,778
Anadarko Petroleum Corp.	173,816	17,631,895
Cabot Oil & Gas Corp.	336,710	11,007,050
Chevron Corp.	92,050	10,983,406
Cobalt International Energy, Inc. (a)	1,650,877	22,451,927
Concho Resources, Inc. (a)	20,330	2,549,179

Oil, Gas & Consumable Fuels—(Continued)
CONSOL Energy, Inc.	126,700	4,796,862
Diamondback Energy, Inc. (a)	102,370	7,655,229
Enbridge, Inc.	466,565	22,339,132
Energen Corp.	58,930	4,257,103
Exxon Mobil Corp.	221,420	20,824,551
Gulfport Energy Corp. (a)	133,645	7,136,643
HollyFrontier Corp.	82,755	3,614,738
Kinder Morgan, Inc.	178,566	6,846,220
Pioneer Natural Resources Co.	65,540	12,909,414
Rice Energy, Inc. (a)	281,760	7,494,816
Williams Cos., Inc. (The)	86,530	4,789,436

		176,258,379

Paper & Forest Products—0.8%
Boise Cascade Co. (a)	207,434	6,252,061
International Paper Co.	252,630	12,060,556

		18,312,617

Personal Products—0.5%
Coty, Inc. - Class A (b)	373,420	6,180,101
Nu Skin Enterprises, Inc. - Class A (b)	107,399	4,836,177

		11,016,278

Pharmaceuticals—4.9%
Achaogen, Inc. (a) (b)	60,140	538,854
Actavis plc (a)	65,960	15,914,829
Aerie Pharmaceuticals, Inc. (a) (b)	45,890	949,464
Bristol-Myers Squibb Co.	487,060	24,927,731
Eli Lilly & Co.	199,030	12,907,095
Johnson & Johnson	201,160	21,441,644
Merck & Co., Inc.	435,360	25,808,141
Prestige Brands Holdings, Inc. (a) (b)	132,870	4,301,002
Relypsa, Inc. (a) (b)	51,090	1,077,488
Tetraphase Pharmaceuticals, Inc. (a) (b)	55,990	1,117,001
Zoetis, Inc.	175,720	6,492,854

		115,476,103

Professional Services—1.2%
Equifax, Inc.	119,497	8,931,206
Manpowergroup, Inc.	75,040	5,260,304
Nielsen NV	142,359	6,310,774
Robert Half International, Inc.	55,840	2,736,160
TriNet Group, Inc. (a)	168,175	4,330,506

		27,568,950

Real Estate Investment Trusts—2.7%
American Tower Corp.	184,399	17,265,278
AvalonBay Communities, Inc.	104,965	14,796,916
Public Storage	37,100	6,152,664
Simon Property Group, Inc.	61,761	10,154,744
SL Green Realty Corp.	57,060	5,781,319
Weyerhaeuser Co.	327,490	10,433,832

		64,584,753

MIST-370

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—0.6%
Con-way, Inc.	29,590	$1,405,525
J.B. Hunt Transport Services, Inc.	39,880	2,953,114
Kansas City Southern	10,410	1,261,692
Norfolk Southern Corp.	51,360	5,731,776
Swift Transportation Co. (a) (b)	121,880	2,557,042

		13,909,149

Semiconductors & Semiconductor Equipment—2.2%
Applied Materials, Inc.	321,420	6,945,886
First Solar, Inc. (a) (b)	13,360	879,222
Freescale Semiconductor, Ltd. (a) (b)	717,928	14,021,134
Intel Corp.	771,458	26,862,168
Lam Research Corp.	45,760	3,418,272
SunPower Corp. (a) (b)	18,280	619,326

		52,746,008

Software—3.0%
Activision Blizzard, Inc.	474,380	9,862,360
Cadence Design Systems, Inc. (a) (b)	73,310	1,261,665
Microsoft Corp.	1,294,065	59,992,854

		71,116,879

Specialty Retail—4.0%
Advance Auto Parts, Inc.	107,960	14,067,188
AutoZone, Inc. (a)	31,480	16,044,097
L Brands, Inc.	93,510	6,263,300
Lowe’s Cos., Inc.	622,050	32,918,886
Ross Stores, Inc.	200,490	15,153,034
Signet Jewelers, Ltd. (b)	85,130	9,697,158

		94,143,663

Technology Hardware, Storage & Peripherals—5.9%
Apple, Inc.	1,198,251	120,723,788
Western Digital Corp.	193,978	18,877,939

		139,601,727

Textiles, Apparel & Luxury Goods—0.6%
Ralph Lauren Corp.	83,380	13,735,187

Tobacco—3.3%
Altria Group, Inc.	910,210	41,815,047
Lorillard, Inc.	205,170	12,291,735
Security Description	Shares/ Principal Amount*	Value

Tobacco—(Continued)
Philip Morris International, Inc.	276,860	23,090,124

		77,196,906

Total Common Stocks (Cost $2,207,511,181)		2,323,984,072

Short-Term Investments—6.3%

Mutual Fund—4.6%
State Street Navigator Securities Lending MET Portfolio (c)	108,757,160	108,757,160

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/14 at 0.000% to be repurchased at $39,183,946 on 10/01/14, collateralized by $39,960,000 Federal Home Loan Bank at 0.200% due 08/19/15 with a value of $39,971,189.	39,183,946	39,183,946

Total Short-Term Investments (Cost $147,941,106)		147,941,106

Total Investments—104.4% (Cost $2,355,452,287) (d)		2,471,925,178
Other assets and liabilities (net)—(4.4)%		(103,420,688)

Net Assets—100.0%		$2,368,504,490

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2014, the market value of securities loaned was $103,023,376 and the collateral received consisted of cash in the amount of $108,757,160. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2014, the aggregate cost of investments was $2,355,452,287. The aggregate unrealized appreciation and depreciation of investments were $172,879,614 and $(56,406,723), respectively, resulting in net unrealized appreciation of $116,472,891.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
S&P 500 E-Mini Index Futures	12/19/14	322	USD	31,693,285	$(48,735)

(USD)—	United States Dollar

MIST-371

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of September 30, 2014 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2014:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,323,984,072	$—	$—	$2,323,984,072
Short-Term Investments
Mutual Fund	108,757,160	—	—	108,757,160
Repurchase Agreement	—	39,183,946	—	39,183,946
Total Short-Term Investments	108,757,160	39,183,946	—	147,941,106
Total Investments	$2,432,741,232	$39,183,946	$—	$2,471,925,178

Collateral for securities loaned (Liability)	$—	$(108,757,160)	$—	$(108,757,160)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(48,735)	$—	$—	$(48,735)

*	See Schedule of Investments for additional detailed categorizations.

MIST-372

Met Investors Series Trust

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; floating rate loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., pursuant to authorization of the Board of Trustees (the “Board” or “Trustees”) of the Met Investors Series Trust (the “Trust”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange, are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued through an independent pricing service based on the mean between closing bid and ask prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the mean between the last reported bid and ask prices. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of quotations provided by brokerdealers or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying reference securities or indices. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or an independent pricing service when the exchange price is not available. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These

MIST-373

Met Investors Series Trust

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”) of MetLife Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolios’ securities as of the most recent quarter-end for which market quotations were not readily available.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

MIST-374

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget President, Chief Executive Officer and Chairman of the Boards

Date: November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget President, Chief Executive Officer and Chairman of the Boards

Date: November 21, 2014

By:	/s/ Peter H. Duffy
Peter H. Duffy Chief Financial Officer and Treasurer

Date: November 21, 2014